1933 Act Registration No. 333-51147


          UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             Form N-14AE

                  REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933


[ ]      Pre-Effective                         [X] Post-Effective
         Amendment No.                         Amendment No.1


                         EVERGREEN SELECT MONEY MARKET TRUST

                         EVERGREEN SELECT MONEY MARKET FUND
                     EVERGREEN SELECT TREASURY MONEY MARKET FUND
                    EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND
                 [Exact Name of Registrant as Specified in Charter]

                   Area Code and Telephone Number: (617) 210-3200

                                 200 Berkeley Street
                            Boston, Massachusetts  02116
                         -----------------------------------
                      (Address of Principal Executive Offices)

                               Michael H. Koonce, Esq.
                       Keystone Investment Management Company
                                 200 Berkeley Street
                            Boston, Massachusetts  02116
                      -----------------------------------------
                       (Name and Address of Agent for Service)

                          Copies of All Correspondence to:
                               Robert N. Hickey, Esq.
                              Sullivan  &   Worcester   LLP  1025
                            Connecticut Avenue, N.W.
                               Washington, D.C.  20036

         It is proposed that this filing will become effective



               X   immediately on filing pursuant to paragraph (b)
               ___               on ____ pursuant to paragraph (b)
               ___   60 days after filing pursuant to paragraph (a)(1)
               ___   on __ pursuant to paragraph (a)(1)
               ___   75 days after filing pursuant to paragraph (a)(1)
               ___   on ____ pursuant to paragraph (a)(2) of Rule 485

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          EVERGREEN SELECT MONEY MARKET TRUST

                                 CROSS REFERENCE SHEET

               Pursuant to Rule 481(a) under the Securities Act of 1933


                                                  Location in Prospectus/Proxy
Item of Part A of Form N-14                       Statement

1.       Beginning of Registration                Cross Reference Sheet; Cover
         Statement and Outside                    Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside                    Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and                Comparison of Fees and
         Risk Factors                           Expenses; Summary; Comparison
                                                of Investment Objectives and
                                                Policies; Risks

4.       Information About the                  Summary; Reasons for the
         Transaction                            Reorganization; Comparative
                                                Information on Shareholders'
                                                Rights; Exhibit A (Agreement
                                                and Plan of Reorganization)

5.       Information about the                  Cover Page; Summary; Risks;
         Registrant                             Comparison of Investment
                                                Objectives and Policies;
                                                Comparative Information on
                                                Shareholders' Rights;
                                                Additional Information

6.       Information about the                  Cover Page; Summary; Risks;
         Company Being Acquired                 Comparison of Investment
                                                Objective and Policies;
                                                Comparative Information on
                                                Shareholders' Rights;
                                                Additional Information

7.       Voting Information                   Cover Page; Summary; Voting
                                              Information Concerning the
                                              Meeting

8.       Interest of Certain                  Financial Statements and
         Persons and Experts                  Experts; Legal Matters

9.       Additional Information               Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters

Item of Part B of Form N-14

10.      Cover Page                              Cover Page

11.      Table of Contents                       Omitted

12.      Additional Information                  Statement of Additional
         About the Registrant                    Information of Evergreen
                                                 Select Money Market Trust
                                                 dated June 1, 1998

13.      Additional Information                  Statement of Additional
         about the Company Being                 Information of CoreFunds, Inc.
         Acquired                                - Elite Money Market Funds
                                                 dated November 1, 1997

14.      Financial Statements
                                            Financial  Statements
                                            dated   February  28,
                                            1998   of   Evergreen
                                            Select  Money  Market
                                            Fund,       Evergreen
                                            Select      Municipal
                                            Money Market Fund and
                                            Evergreen      Select
                                            Treasury Money Market
                                            Fund;       Financial
                                            Statements dated June
                                            30,   1997  of  Elite
                                            Cash  Reserve,  Elite
                                            Treasury  Reserve and
                                            Elite        Tax-Free
                                            Reserve;    Financial
                                            Statements      dated
                                            December 31, 1997 for
                                            Elite  Cash  Reserve,
                                            Elite        Treasury
                                            Reserve   and   Elite
                                            Tax-Free (unaudited);
                                            Pro  forma  financial
                                            statements

Item of Part C of Form N-14
                                            Incorporated by Reference to
15.      Indemnification                    Part A Caption - "Comparative
                                            Information on Shareholders'
                                            Rights - Liability and
                                            Indemnification of Trustees"

16.      Exhibits                           Item 16.          Exhibits

17.      Undertakings                       Item 17.          Undertakings

                                 COREFUNDS, INC.
                                 ELITE CASH RESERVE
                             ELITE TREASURY RESERVE

                             ELITE TAX- FREE RESERVE

                            530 EAST SWEDESFORD ROAD
                            WAYNE, PENNSYLVANIA 19087


June 1, 1998

Dear Shareholder,

As a result of the Merger of CoreStates Financial Corp with and into a wholly-owned subsidiary of First Union Corporation effective April 30, 1998, I am writing to shareholders of Elite Cash Reserve, Elite Treasury Reserve and Elite Tax-Exempt Reserve (the "Funds"), each a series of CoreFunds, Inc., to inform you of a Special Shareholders' meeting to be held on July 17, 1998. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.

The Prospectus/Proxy Statement includes two proposals. The first proposal requests that shareholders consider and act upon an Agreement and Plan of Reorganization whereby all of the assets of the Elite Cash Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve would be acquired by Evergreen Select Money Market Fund, Evergreen Select Treasury Money Market Fund and Evergreen Select Municipal Money Market Fund, respectively (each an "Acquiring Evergreen Fund") in exchange for either Institutional Service or Institutional shares of the Acquiring Evergreen Fund and the assumption by the Acquiring Evergreen Fund of the identified liabilities of your Fund. You will receive
Institutional Service shares of the Acquiring Evergreen Fund in exchange for your Fund's Class C shares and Institutional shares of the Acquiring Evergreen Fund in exchange for your Fund's Class Y shares. You will receive shares of the Acquiring Evergreen Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about each Acquiring Evergreen Fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement. For federal income tax purposes, the transaction is a non-taxable event for shareholders.


The second proposal requests shareholder consideration of an Interim Investment Advisory Agreement between your Fund and CoreStates Investment Advisers, Inc., your current investment adviser. It is anticipated that the Interim Investment Advisory Agreement will be in effect from April 30, 1998 to the date the reorganization is consummated (Scheduled for July 27, 1998).

Information relating to the Interim Investment Advisory Agreement is contained in the attached Prospectus/Proxy Statement.

The Board of Directors has approved the proposals and recommends that you vote FOR these proposals.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals. If you attend the meeting, you may vote your shares in person. If you do not expect to attend the meeting, either complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope or vote by calling toll-free 1-800-733-8481 24 hours a day. Instructions on how to complete the proxy card or vote by telephone are included immediately after the Notice of Special Meeting.

If you have any questions about the proxy, please call our proxy solicitor, Shareholder Communications Corporation at 800-733-8481 ext. 468. You may also FAX your completed and signed proxy card to 800-733-1885. If we do not receive your completed proxy card or your telephone vote after several weeks, you may be contacted by Shareholder Communications Corporation, who will remind you to vote your shares.

Thank you for taking this matter seriously and participating in this important process.

                                                              Sincerely,


                                                              Kevin P. Robins
                                                              Vice President
                                                              CoreFunds, Inc.

                                 COREFUNDS, INC.
                               ELITE CASH RESERVE
                              ELITE TREASURY RESERVE
                            ELITE TAX-FREE RESERVE
                            530 EAST SWEDESFORD ROAD
                            WAYNE, PENNSYLVANIA  19087

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 17, 1998


         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Elite Cash Reserve, Elite Treasury Reserve, Elite Tax-Free Reserve (the "Funds"), each a series of CoreFunds, Inc. , will be held at the offices of the Evergreen Funds, 26th Floor, 200 Berkeley Street, Boston,
Massachusetts 02116, on July 17, 1998 at 2:00 p.m. for the following purposes:




         1. To consider and act upon, for each Fund, an Agreement and Plan of Reorganization (the "Plan") dated as of April 15, 1998, providing, as applicable, for the acquisition of all of the assets of the Elite Cash Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve by Evergreen Select Money Market Fund, Evergreen Select Treasury Money Market Fund and Evergreen Select Municipal Money Market Fund, respectively, each a series of Evergreen Select Money Market Trust, (each an "Acquiring Evergreen Fund") in exchange for shares of its respective Acquiring Evergreen Fund and the assumption by its respective Acquiring Evergreen Fund of the identified liabilities of the Fund. Each Plan also provides for distribution of the shares of the Acquiring Evergreen Fund to shareholders of the Fund in liquidation and subsequent termination of the Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of the Fund.

         2. To consider and act upon the Interim Investment Advisory Agreement between the Funds and CoreStates Investment Advisers, Inc.

         3. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of the Funds, the Directors of CoreFunds, Inc. have fixed the close of business on May 29, 1998 as the record date for the determination of shareholders of the Funds entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                           By Order of the Board of Directors

                                                              James W. Jennings

                                                              Secretary
June 1, 1998

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                               VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                             ABC Corp.
(2)  ABC Corp.                             John Doe, Treasurer
(3)  ABC Corp.
c/o John Doe, Treasurer                    John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan         John Doe, Trustee
TRUST ACCOUNTS
(1)  ABC Trust                             Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                  Jane B. Doe
                                           u/t/d 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                  John B. Smith
                                           f/b/o John B. Smith, Jr. UGMA

(2)  John B. Smith                         John B. Smith, Jr., Executor

                     PROSPECTUS/PROXY STATEMENT DATED JUNE 1, 1998

                                   Acquisition of Assets of

                                      ELITE CASH RESERVE
                                    ELITE TAX-FREE RESERVE
                                             and
                                    ELITE TREASURY RESERVE
                                       each a series of
                                         CoreFunds, Inc.
                                   530 East Swedesford Road
                                     Wayne, Pennsylvania 19087

                               By and in Exchange for Shares of

                              EVERGREEN SELECT MONEY MARKET FUND
                         EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND
                                             and
                         EVERGREEN SELECT TREASURY MONEY MARKET FUND
                                       each a series of
                       Evergreen Select Money Market Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116

         This Prospectus/Proxy Statement is being furnished to shareholders of Elite Cash Reserve, Elite Tax-Free Reserve and Elite Treasury Reserve (each an "Elite Fund" and, collectively, the "Elite Funds") in connection with proposed Agreements and Plans of Reorganization (each a "Plan" and collectively, the "Plans") to be submitted to shareholders of the Elite Funds for consideration at a Special Meeting of Shareholders to be held on July 17, 1998 at 2:00 p.m. at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts, 02116, and any adjournments thereof (the "Meeting"). Each Plan provides for all of the assets of the Elite Fund to be acquired by the Evergreen Select Fund which it most closely resembles in investment objective and policy in exchange for shares of that Evergreen Select Fund and the assumption by that Evergreen Select Fund of the identified liabilities of the Elite Fund (hereinafter referred to individually as the "Reorganization" and collectively, the "Reorganizations"). The Evergreen Select Funds which most closely resemble the Elite Funds are as follows:

Evergreen Select Money                           Elite Cash Reserve
Market Fund
Evergreen Select                                 Elite Tax-Free Reserve
Municipal Money Market
Fund
Evergreen Select Treasury                        Elite Treasury Reserve
Money Market Fund

Such Evergreen Select Funds are hereinafter referred to collectively as the "Select Money Funds." Each of the Select Money Funds and the Elite Funds are sometimes hereinafter referred to individually as a "Fund," and collectively they are referred to as the "Funds."

         Following each Reorganization, shares of the corresponding Select Money Fund will be distributed to shareholders in liquidation of each respective Elite Fund and each Elite Fund will be terminated. Holders of Class C shares of each Elite Fund will receive Institutional Service shares of the corresponding Select Money Fund, and holders of Class Y shares of each Elite Fund will receive Institutional shares of the corresponding Select Money Fund. Institutional Service shares of each Select Money Fund have substantially similar Rule 12b-1 distribution-related fees, as do the Class C shares of the corresponding Elite Fund. No sales charge will be imposed upon the exchange of shares pursuant to the proposed Reorganizations. As a result of each proposed Reorganization, a shareholder of an Elite Fund will receive that number of full and fractional shares of the corresponding Select Money Fund that have an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Elite Fund. Each Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         Each Select Money Fund is a separate series of Evergreen Select Money Market Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objectives of the Select Money Funds are:

         Select Money Market Fund seeks as high a level of current income as is consistent with preserving capital and providing liquidity.

         Select Municipal Money Market Fund seeks as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity.

         Select Treasury Money Market Fund seeks stability of principal while earning current income.

The investment objective of each Elite Fund is substantially similar to the investment objective of its corresponding Select Money Fund:

         Elite Cash Reserve seeks as high a level of current income as is consistent with liquidity and relative stability of principal.

         Elite Tax-Free Reserve seeks as high a level of current income that is exempt from federal income tax as is consistent with liquidity and relative stability of principal.

         Elite Treasury Reserve seeks current interest income, liquidity and safety of principal.

Each Fund invests in a diversified portfolio of money market instruments, and each Fund is governed by and complies with rules published by the Securities and Exchange Commission ("SEC") which impose certain quality, maturity and diversification standards. Each Fund is managed to maintain a stable net asset value of $1.00 per share.

         Shareholders of each Elite Fund are also being asked to approve an Interim Investment Advisory Agreement (the "Interim Advisory Agreement") with CoreStates Investment Advisers, Inc.("CSIA"), a subsidiary of First Union Corporation ("First Union"), with the same terms and fees as the previous advisory agreement between that Elite Fund and CSIA. Each Interim Advisory Agreement will be in effect for the period of time between April 30, 1998, the date on which the merger of CoreStates Financial Corp with and into a wholly-owned subsidiary of First Union was consummated, and the date of the Reorganization (scheduled for on or about July 27, 1998).

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Select Money Funds that shareholders of the Elite Funds should know before voting on the Reorganizations. Certain relevant documents listed below, which have been filed with the SEC, are incorporated in whole or in part by reference. A Statement of Additional Information dated June 1, 1998, relating to this Prospectus/Proxy Statement and the Reorganizations which includes the financial statements of each of the Select Money Funds dated February 28, 1998, and the financial statements of each of the Elite Funds dated June 30, 1997 and December 31, 1997, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Select Money Market Trust at 200 Berkeley Street, Boston, Massachusetts 02116 or by calling toll-free 1-800-343-2898.


         The two Prospectuses of the Select Money Funds dated June 1, 1998 and the Annual Report of each Select Money Fund for the fiscal year ended February 28, 1998 are incorporated herein by reference in their entirety, insofar as they relate to the Select Money Funds only, and not to any other fund described therein. The Prospectuses, which pertain (i) to Institutional Service shares, and (ii) to Institutional shares, differ only insofar as they describe the separate distribution and shareholder servicing arrangements applicable to the classes. Shareholders of each Elite Fund will receive, with this Prospectus/Proxy Statement, copies of the Prospectus pertaining to the class of shares of the Select Money Fund that they will receive as a result of the consummation of the Reorganization. Additional information about the Select Money Funds is contained in the Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling the Select Money Funds at the address or telephone number listed in the preceding paragraph.

         The Prospectus of the Elite Funds which pertains (i) to Class C shares (Individual shares) and (ii) to Class Y shares (Institutional shares) dated November 1, 1997, is incorporated herein in its entirety by reference. Copies of the Prospectus, the related Statement of Additional Information dated the same date, the Annual Report for the fiscal year ended June 30, 1997 and the Semi-Annual Report for the six month period ended December 31, 1997, are available upon request without charge by writing to CoreFunds, Inc. at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-355-2673.

         Included as Exhibits A and B to this Prospectus/Proxy Statement are a copy of the form of Plan and the Interim Advisory Agreement, respectively.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS



                                                                    Page


COMPARISON OF FEES AND EXPENSES........................................8

SUMMARY  .............................................................16
         Proposed Plans of Reorganization                           ..16
         Tax Consequences                                           ..18
         Investment Objectives and Policies of the Funds            ..18
         Comparative Performance Information for each Fund          ..19
         Management of the Funds                                    ..22
         Investment Advisers                                        ..22
         Administrators                                             ..23
         Distribution of Shares                                     ..24
         Purchase and Redemption Procedures                         ..25
         Exchange Privileges                                        ..26
         Dividend Policy                                            ..26
         Risks                                                      ..27

REASONS FOR THE REORGANIZATIONS.......................................29
         Agreements and Plans of Reorganization                     ..33
         Federal Income Tax Consequences                            ..35
         Pro-forma Capitalization                                   ..37
         Shareholder Information                                    ..41

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES......................43

COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS.......................47
         Forms of Organization                                      ..47
         Capitalization                                             ..48
         Shareholder Liability                                      ..48
         Shareholder Meetings and Voting Rights                     ..49
         Liquidation or Dissolution                                 ..50
         Liability and Indemnification of Trustees                  ..50

INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT..................51
         Introduction                                               ..51
         Comparison of the Interim Advisory Agreement
              and the Previous Advisory Agreement                   ..52
         Information About the Elite Funds' Investment Adviser      ..53

ADDITIONAL INFORMATION................................................54

VOTING INFORMATION CONCERNING THE MEETING.............................55

FINANCIAL STATEMENTS AND EXPERTS......................................58

LEGAL MATTERS.........................................................58

OTHER BUSINESS........................................................58


APPENDIX A..............................................................


EXHIBIT A............................................................A-1

EXHIBIT B............................................................B-1

EXHIBIT C............................................................C-1

                         COMPARISON OF FEES AND EXPENSES


         The amounts for Institutional and Institutional Service shares of the Select Money Funds set forth in the following tables and in the examples are based on the expenses of each Select Money Fund for the fiscal year ended February 28, 1998. The amounts for Class Y and Class C shares of the Elite Funds set forth in the following tables and in the examples are based on the estimated expenses for each Elite Fund for the fiscal ending June 30, 1998 as set forth in the current Prospectus of the Elite Funds. The pro forma amounts for Institutional and Institutional Service shares of the Select Money Funds are based on what the combined expenses would have been for each such Fund for the fiscal year ended February 28, 1998. All amounts are adjusted for voluntary expense waivers.

         The following tables show the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Institutional and Institutional Service shares of each Select Money Fund, and in the Class Y and Class C shares of each corresponding Elite Fund. Following each direct comparison is a table which shows the shareholder transaction expenses and annual fund operating expenses for the Select Money Fund on a pro forma basis assuming consummation of the Reorganization.





                Comparison of Institutional and Institutional Service Shares of Select Money Market Fund
                                  With Class Y and Class C Shares of Elite Cash Reserve


                                                            Select Money Market                 Elite Cash Reserve



                                                            Institutional      Institutional      Class Y          Class C
Shareholder Transaction Expenses                                               Service


Maximum Sales Load Imposed on Purchases (as                 None               None               None             None
a percentage of offering price)

Maximum Sales Load Imposed on Reinvested                    None               None               None             None
Dividends (as a percentage of offering price)

Contingent Deferred Sales Charge (as a                      None               None               None             None
percentage of original purchase price or
redemption proceeds, whichever is lower)

Annual Fund Operating Expenses (as a
percentage of average daily net assets)

Management Fee (After Waiver) (1)                           0.12%              0.12%              0.08%            0.08%

12b-1 Fees                                                  None               0.25%              None             0.25%

Other Expenses (After Waiver) (2)                           0.08%              0.08%              0.12%            0.12%
                                                            -----              -----              -----            -----

Annual Fund Operating Expenses (3)(4)                       0.20%              0.45%              0.20%            0.45%
                                                            =====              =====              =====            =====




                                          Select Money Market Fund Pro Forma


                                                                                                          Institutional
Shareholder Transaction Expenses                                                    Institutional         Service

Maximum Sales Load Imposed on Purchases (as a percentage of offering                None                  None
price)

Maximum Sales Load Imposed on Reinvested Dividends (as a                            None                  None
percentage of offering price)

Contingent Deferred Sales Charge (as a percentage of original purchase              None                  None
price or redemption proceeds, whichever is lower)

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Management Fee                                                                      0.15%                0.15%

12b-1 Fees                                                                          None                 0.25%

Other Expenses                                                                      0.05%                0.05%
                                                                                    -----                -----

Annual Fund Operating Expenses (4)                                                  0.20%                0.45%
                                                                                    =====                =====

-------------------------------

(1) Absent voluntary waivers by its investment adviser, the Management Fees for Select Money Market Fund and Elite Cash Reserve would have been 0.15% and 0.20% of average net assets, respectively.

(2) Absent voluntary waivers by the administrator of the Elite Cash Reserve, its "Other Expenses" would have been 0.30% of average net assets.


(3) Absent the waivers described above, Annual Fund Operating Expenses for Select Money Market Fund Institutional and Institutional Service shares would have been 0.23% and 0.48%, respectively, for the fiscal year ended February 28, 1998. Annual Fund Operating Expenses for the Class Y and Class C shares of Elite Cash Reserve would have been 0.50% and 0.75%, respectively, for the fiscal year ending June 30, 1998, absent fee and expense waivers.


(4) The investment adviser of Select Money Market Fund has voluntarily undertaken to reimburse the Fund to the extent that its aggregate operating expenses (including the adviser's fee but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder service fees and extraordinary expenses) exceed 0.45% of the average net assets for any fiscal year. The investment adviser may cease these voluntary waivers or reimbursements at any time. In addition, the investment adviser of Select Money Market Fund has undertaken to limit the Fund's Annual Operating Expenses for a period of at least two years to 0.50% and 0.75% for Institutional and Institutional Service shares, respectively.




Comparison of Institutional and Institutional Service Shares of Select Municipal
 Money Market Fund with Class Y and Class C shares of Elite Tax-Free Reserve



                                                                  Select Municipal Money
                                                                       Market                     Elite Tax-Free Reserve
Shareholder Transaction Expenses                                  Institutional  Institutional    Class Y      Class C
                                                                                  Service


Maximum Sales Load Imposed on  Purchases (as a % of

offering price)                                                       None          None          None        None
Maximum Sales Load Imposed on Reinvested Dividends (as of
% of offering price)                                                  None          None          None        None
Contingent Deferred Sales Charge (as a % of original purchase
price or redemption proceeds, whichever is lower)                     None          None          None        None

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Management Fee (After Waiver).(1)                                     0.00%        0.00%         0.08%        0.08%
12b-1 Fees.                                                           0.00%        0.25%         0.00%        0.25%
Other Expenses (After Waiver).(2)                                     0.10%        0.10%         0.12%        0.12%
                                                                      -----        -----         -----
Annual Fund Operating Expenses. (3) (4)                               0.10%        0.35%         0.20%        0.45%
                                                                      =====        =====         =====        =====





                                Select Municipal Money Market Fund Pro Forma



Shareholder Transaction Expenses                                               Institutional            Institutional Service

Maximum Sales Load Imposed on Purchases (as a percentage of                     None                    None
offering price)

Maximum Sales Load Imposed on Reinvested Dividends (as a                        None                    None
percentage of offering price)

Contingent Deferred Sales Charge (as a percentage of original                   None                    None
purchase price or redemption proceeds, whichever is lower)

Annual Fund Operating Expenses (as a percentage of average daily net assets)

Management Fee (After Waiver) (1)                                               0.00%                  0.00%

12b-1 Fees                                                                      None                   0.25%

Other Expenses                                                                  0.10%                  0.10%
                                                                               ------                  ------

                                                                                0.10%                  0.35%
                                                                                =====                  =====
Annual Fund Operating Expenses  (4)

--------------------------



(1) Absent voluntary waivers by its investment adviser, the Management Fees for Select Municipal Money Market Fund and Elite Tax-Free Reserve would have been 0.15% and 0.20% of average net assets, respectively.

(2) Absent voluntary waivers by the administrator of Elite Tax-Free Reserve, its "Other Expenses" would have been 0.30% of average net assets.

(3) Absent the waivers described above, the Annual Fund Operating Expenses for Select Municipal Money Market Fund Institutional and Institutional Service shares would have been 0.25% and 0.50%, respectively, for the fiscal year ended February 28, 1998. Annual Fund Operating Expenses for the Class Y and Class C shares of Elite Tax-Free Reserve would have been 0.50% and 0.,75%, respectively, for the fiscal year ending June 30, 1998, absent fee and expense waivers.

(4) The investment adviser of Select Municipal Money Market Fund has voluntarily undertaken to reimburse the Fund to the extent that its aggregate operating expenses (including the adviser's fee but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder service fees and extraordinary expenses) exceed 0.45% of the average net assets for any fiscal year. The investment adviser may cease these voluntary waivers or reimbursements at any time. In addition, the investment adviser of Select Municipal Money Market Fund has undertaken to limit the Fund's Annual Operating Expenses for a period of at least two years to 0.50% and 0.75% for Institutional and Institutional Service shares, respectively.



          Comparison of Institutional and Institutional Service Shares of
                  Select Treasury Money Market Fund With
              Class Y and Class C Shares of Elite Treasury Reserve

                                                 Select Treasury Money Market             Elite Treasury Reserve

                                                                         Institutional
Shareholder Transaction Expenses                      Institutional       Service           Class Y            Class C


Maximum Sales Load Imposed on                         None               None               None                None
Purchases (as a percentage of offering
price)

Maximum Sales Load Imposed on                         None               None               None                None
Reinvested Dividends (as a percentage of
offering price)

Contingent Deferred Sales Charge (as a                None               None               None                None
percentage of original purchase price or
redemption proceeds, whichever is lower)

Annual Fund Operating Expenses (as a
percentage of average daily net assets)

Management Fee (After Waiver) (1)                    0.10%               0.10%              0.08%              0.08%

12b-1 Fees                                            None               0.25%              None               0.25%

Other Expenses (After Waiver) (2)                    0.08%               0.08%              0.12%              0.12%
                                                     -----               -----              -----              -----


Annual Fund Operating Expenses (3)(4)                0.18%               0.43%              0.20%              0.45%
                                                     =====               =====              =====              =====





                         Select Treasury Money Market Fund Pro Forma


Shareholder Transaction Expenses
                                                                 Institutional              Institutional Service

Maximum Sales Load Imposed on Purchases (as a                    None                       None
percentage of offering price)

Maximum Sales Load Imposed on Reinvested Dividends (as           None                       None
a percentage of offering price)

Contingent Deferred Sales Charge (as a percentage of             None                       None
original purchase price or redemption proceeds, whichever is lower)

Annual Fund Operating Expenses (as a percentage of average daily net assets)


Management Fee (After Waiver) (1)                                       0.10%                      0.10%


12b-1 Fees                                                       None                        0.25%


Other Expenses                                                         0.08%                      0.08%
                                                                 -----------                -----------


Annual Fund Operating Expenses (4)                               0.18%                      0.43%
                                                                 ======                     =======


-----------------------------

(1) Absent voluntary waivers by its investment adviser, the Management Fees for Select Treasury Money Market Fund and Elite Treasury Reserve would have been 0.15% and 0.20% of average net assets, respectively.

(2) Absent voluntary waivers by the administrator of Elite Treasury Reserve, its "Other Expenses" would be 0.30% of average net assets.

(3) Absent the waivers described above, the Annual Fund Operating Expenses for Select Treasury Money Market Fund Institutional and Institutional Service shares would have been 0.24% and 0.49%, respectively, for the fiscal year ended February 28, 1998. Annual Fund Operating Expenses for the Class Y and Class C shares of Elite Treasury Reserve would have been 0.50% and 0.75%, respectively, for the fiscal year ending June 30, 1998, absent fee and expense waivers .

(4) The investment adviser of Select Treasury Money Market Fund has voluntarily undertaken to reimburse that Fund for its expenses to the extent that the Fund's annual operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder service fees and extraordinary expenses) exceed 0.45% of the average net assets for any fiscal year. The investment adviser may cease these voluntary waivers or reimbursements at any time. In addition, the investment adviser of Select Treasury Money Market Fund has undertaken to limit the Fund's Annual Operating Expenses for a period of at least two years to 0.50% and 0.75% for Institutional and Institutional Service shares, respectively.


         Examples. The following tables show for each Select Money Fund and its corresponding Elite Fund, and for each Select Money Fund pro forma, assuming consummation of the Reorganizations, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return and (ii) redemption at the end of such period.



                                                                One Year         Three           Five             Ten Years
                                                                                 Years           Years

Select Money Market Fund


  Institutional                                                 $5               $14             N/A              N/A

Service

  Institutional                                                 $2               $6              N/A             N/A


Elite Cash Reserve

  Class Y                                                       $2               $6              $11             $26
  Class C                                                       $5               $14             $25             $57

Select Money Market Fund Pro Forma
  Institutional                                                 $2               $6              $11              $26
  Institutional Service                                         $5               $14             $25             $57

Select Municipal Money Market Fund

  Institutional                                                 $4               $11             N/A             N/A

Service

  Institutional                                                 $1               $3              N/A             N/A


Elite Tax-Free Reserve
  Class Y                                                       $2               $6              $11             $26
  Class C                                                       $5               $14             $25             $57

Select Municipal Money Market Fund Pro
Forma
  Institutional                                                 $1               $3               $6             $13
  Institutional Service                                         $4               $11             $20             $44

Select Treasury Money Market Fund

  Institutional       Service                                   $4               $14             N/A             N/A
  Institutional                                                                  $6              N/A             N/A
                                                               $2


Elite Treasury Reserve
  Class Y                                                       $2               $6              $11             $26


                                                          -15-


                                                                One Year         Three           Five             Ten Years
                                                                                 Years           Years

Select Money Market Fund

  Institutional                                                 $5               $14             N/A              N/A

Service
  Institutional                                                 $2               $6              N/A             N/A
  Institutional                                                 $2               $6              N/A             N/A
Elite Cash Reserve
 lite Cash Reserve
  Class Y                                                       $2               $6              $11             $26
  Class C                                                       $5               $14             $25             $57
  Class C                                                       $5               $14             $25             $57
Select Money Market Fund Pro Forma
  Institutional                                                 $2               $6              $11              $26
  Institutional Service                                         $5               $14             $25             $57
  Institutional Service                                         $5               $14             $25             $57
Select Municipal Money Market Fund

  Institutional                                                 $4               $11             N/A             N/A

Service

  Institutional                                                 $1               $3              N/A             N/A
  Institutional                                                 $1               $3              N/A             N/A

Elite Tax-Free Reserve
  Class Y                                                       $2               $6              $11             $26
  Class C                                                       $5               $14             $25             $57
  Class C                                                       $5               $14             $25             $57
Select Municipal Money Market Fund Pro
Forma
  Institutional                                                 $1               $3               $6             $13
  Institutional Service                                         $4               $11             $20             $44
  Institutional Service                                         $4               $11             $20             $44
  Class C                                                       $5               $14             $25             $57

Select Treasury Money Market Fund Pro
Forma
  Institutional                                                 $2               $6              $10             $23
  Institutional Service                                         $4               $14             $24             $54




         The purpose of the foregoing examples is to assist Elite Funds shareholders in understanding the various costs and expenses that an investor in the Select Money Funds as a result of the Reorganizations would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in the Elite Funds. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses of the Select Money Funds dated June 1, 1998 and the Prospectus of the Elite Funds dated November 1, 1997 (which are incorporated herein by reference), the Plans and the Interim Advisory Agreement, the forms of which are attached to this Prospectus/Proxy Statement as Exhibits A and B, respectively.

Proposed Plans of Reorganization

         Each Plan provides for the transfer of all of the assets of the Elite Fund in exchange for shares of the corresponding Select Money Fund and the assumption by that Select Money Fund of the identified liabilities of its corresponding Elite Fund. The identified liabilities consist only of those liabilities reflected on the Elite Fund's statement of assets and liabilities determined immediately preceding the Reorganization. Each Plan also calls for the distribution of shares of the Select Money Fund to the shareholders of its corresponding Elite Fund in liquidation of that Elite Fund as part of the Reorganization. As a result of the Reorganization, the holders of Class C and Class Y shares of each Elite Fund will become the owners of the same number of full and fractional Institutional Service and Institutional shares, respectively, of the corresponding Select Money Fund as they owned of the Elite Fund as of the close of business immediately prior to the Reorganization. See "Reasons for the Reorganizations - Agreements and Plans of Reorganization."

         The Directors of CoreFunds, Inc., including the Directors who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Directors"), have concluded that the Reorganization would be in the best interests of shareholders of each Elite Fund, and that the interests of the shareholders of each Elite Fund will not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Directors have submitted the Plans for the approval of the shareholders of the Elite Funds.

                    THE BOARD OF DIRECTORS OF COREFUNDS, INC.
                                 RECOMMENDS  APPROVAL  BY  SHAREHOLDERS  OF EACH
                    ELITE FUND OF THE PLAN EFFECTING THE REORGANIZATION.

         The Trustees of Evergreen Select Money Market Trust have also approved the Plans and, accordingly, the participation by each Select Money Fund in the Reorganizations.

         Approval of the Reorganization on the part of each Elite Fund will require the affirmative vote of a majority of each Elite Fund's outstanding shares, with all classes voting together as a single class at a Meeting at which a quorum of the Elite Fund's shares is present. A majority of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the
Meeting."

         The merger of CoreStates Financial Corp ("CoreStates Financial") with and into a wholly-owned subsidiary of First Union (the "Merger") has been consummated and, as a result, by law the Merger terminated the investment advisory agreement between CSIA and each of the Elite Funds. Prior to consummation of the Merger, each Elite Fund received an order from the SEC which permitted the implementation, without formal shareholder approval, of a new investment advisory agreement between the Fund and CSIA for a period of not more than 150 days (September 27, 1998)beginning on the date of the closing of the Merger and continuing through the date the Interim Advisory Agreement is approved by the Fund's shareholders. The Interim Advisory Agreement has the same terms and fees as the previous investment advisory agreement between that Elite Fund and CSIA. The Reorganizations are scheduled to take place on or about July 27, 1998.

         Approval of the Interim Advisory Agreement requires the affirmative vote of (i) 67% or more of the shares of each Elite Fund present in person or by proxy at the Meeting, if holders of more than 50% of the shares of the Elite Fund outstanding on the record date are present, in person or by proxy, or (ii) more than 50% of the outstanding shares of the Elite Fund, whichever is less. See "Voting Information Concerning the Meeting."

         If the shareholders of an Elite Fund do not vote to approve the Reorganization, the Directors will consider other possible courses of action in the best interests of the shareholders of that Elite Fund.

Tax Consequences

         Prior to or at the completion of a Reorganization, each Elite Fund will have received an opinion of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of the corresponding Select Money Fund in the Reorganization. The holding period and aggregate tax basis of shares of the Select Money Fund that are received by an Elite Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Elite Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of an Elite Fund in the hands of the corresponding Select Money Fund as a result of the Reorganization will be the same as in the hands of the Elite Fund immediately prior to the Reorganization, and no gain or loss will be recognized by the Select Money Fund upon the receipt of the assets of the Elite Fund in exchange for shares of the Select Money Fund and the assumption by that Select Money Fund of the identified liabilities.

Investment Objectives and Policies of the Funds

         The investment objectives and policies of each Select Money Fund and the investment objectives and policies of its corresponding Elite Fund are substantially similar:

Select Money Market Fund and Elite Cash Reserve


         The investment objective of Select Money Market Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The Fund invests in securities determined to present minimal credit risk and which are, at the time of acquisition, eligible securities (securities in the two highest short-term rating categories by a nationally recognized statistical rating organization ("NRSRO")) under Rule 2a-7 of the 1940 Act. Select Money Market Fund will also comply with the diversification requirements prescribed by Rule 2a-7.

         The investment objective of Elite Cash Reserve is to provide as high a level of current interest as is consistent with liquidity and relative stability of principal. The Fund invests in a diversified portfolio of money market instruments rated in the highest rating category by an NRSRO. The Fund also adheres to the other standards of Rule 2a-7.

Select Municipal Money Market Fund and Elite Tax-Free Reserve


         The investment objective of Select Municipal Money Market Fund is to achieve as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity. The investment objective of Elite Tax-Free Reserve is to provide as high a level of current interest income that is exempt from federal income taxes as is consistent with liquidity and relative stability of principal. Both Funds invest substantially all of their assets in a diversified portfolio of short-term (i.e., with remaining maturities not exceeding 397 days) debt obligations issued by states, territories and possessions of the United States, by the District of Columbia, and by their political subdivisions and duly constituted authorities, the interest from which is exempt from federal income tax. Both Funds expect to qualify to pay exempt-interest dividends to their shareholders. Select Municipal Money Market Fund may invest without limitation in obligations subject to the federal alternative minimum tax, while at least 80% of Elite Tax- Free Reserve's investments will not be subject to the alternative minimum tax. Both Funds may invest up to 20% of their total assets in taxable debt instruments.


Select Treasury Money Market Fund and Elite Treasury Reserve


         The investment objective of Select Treasury Money Market Fund is to maintain stability of principal while earning current income. The Fund will attempt to seek income only to the extent consistent with stability of principal. The investment objective of Elite Treasury Reserve is to provide current income, liquidity and safety of principal. Each Fund invests primarily in short-term U.S. Treasury obligations and in obligations which are backed as to principal and interest by the full faith and credit of the U.S. government. Each Fund adheres to the standards of Rule 2a-7, i.e., each will not purchase any security with a remaining maturity of more than 397 days (although securities subject to repurchase agreements and certain other securities may bear longer maturities), and each manages its investments so that the dollar-weighted average maturity of its portfolio is 90 days or less.

         As a matter of investment strategy, the investment adviser of Select Treasury Money Market Fund intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less. See "Comparison of Investment Objectives and Policies" below.

Comparative Performance Information for each Fund


         Discussions of the manner of calculation of total return and yield are contained in the respective Prospectuses and Statement of Additional Information of the Funds. The following tables set forth the current yield and the effective yield of the Institutional Service and Institutional shares of each Select Money Fund and of the Class C and Class Y shares of the corresponding Elite Fund for the 7 day period ended March 31, 1998, the total return of the Institutional Service and Institutional shares of each Select Money Fund for the one year period ended March 31, 1998, the total return of the Class Y shares of each corresponding Elite Fund for the one and five year periods ended March 31, 1998 and the total return of Institutional Service and Institutional shares of the Select Money Funds and Class Y and Class C shares of the Elite Funds for the period from inception through March 31, 1998.

The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts. Those calculations also reflect waivers of advisory fees and reimbursements and/or waivers of expenses; without such reimbursements and/or waivers, the average annual total returns during the periods would have been lower.




                                                                  Current Yield                 Effective Yield
                                                                  7 Days Ended                    7 Days Ended
                                                                 March 31, 1998                  March 31, 1998
                                                                 --------------                  --------------


Select Money Market Fund
         Institutional Service shares                    5.35%                           5.50%
         Institutional shares                            5.60%                           5.76%
Elite Cash Reserve
         Class Y shares                                  5.46%                           5.61%
            Class C shares                               5.21%                           5.35%
Select Municipal Money Market Fund
         Institutional Service shares                    3.36%                           3.42%
         Institutional shares                            3.61%                           3.67%
Elite Tax-Free Reserve
         Class Y shares                                  3.45%                           3.51%
            Class C shares                               3.26%                           3.31%
Select Treasury Money Market Fund
         Institutional Service shares                    5.21%                           5.34%
         Institutional shares                            5.46%                           5.61%
Elite Treasury Reserve
         Class Y shares                                  5.44%                           5.49%
            Class C shares                               5.19%                           5.32%






                           Average Annual Total Return

                                       1 Year             5 Years             From
                                        Ended              Ended           Inception
                                      March 31,          March 31,          To March          Inception
                                        1998               1998             31, 1998             Date
                                       -------            -------          ---------          ---------


Select Money Market Fund
Institutional Service                   5.48%               N/A              5.44%             11/26/96
   shares
Institutional shares                    5.75%               N/A              5.70%             11/19/96
Elite Cash Reserve
Class Y shares                          5.61%              4.96%             5.53%             8/ 7/89
Class C shares                           N/A                N/A              5.41%             12/18/97
Select Municipal Money
   Market Fund
Institutional Service                   3.44%               N/A              3.36%             11/25/96
   shares
Institutional shares                    3.70%               N/A              3.62%             11/20/96
Elite Tax-Free Reserve
Class Y shares                          3.54%              3.18%             3.09%              1/1/92
Class C shares                           N/A                N/A               3.18%            12/18/97
Select Treasury Money
   Market Fund
Institutional Service                   5.28%               N/A              5.24%             11/27/96
   shares
Institutional shares                    5.54%               N/A              5.50%             11/20/96
Elite Treasury Reserve
Class Y shares                          5.51%              4.82%             4.57%              1/1/92
Class C shares                           N/A                N/A               5.33%            12/18/97




         Important information about each of the Select Money Funds is also contained in management's discussion of each Fund's performance, attached hereto as Exhibit C. This information also appears in the most recent Annual Report of each Fund.

Management of the Funds

         The overall management of the Select Money Funds and of the Elite Funds is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Select Money Market Trust and the Board of Directors of CoreFunds, Inc., respectively.

Investment Advisers

         The investment adviser to the Select Money Funds is the Capital Management Group of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union, the sixth largest bank holding company in the United States based on total assets as of September 30, 1997. The Capital Management Group of FUNB and its affiliates manage the

Evergreen family of mutual funds with assets of approximately $46 billion as of March 31, 1998. For further information regarding FUNB and First Union, see "Management of the Funds - Investment Adviser" in the Prospectuses of the Select Money Funds.

         FUNB manages investments and supervises the daily business affairs of each Select Money Fund subject to the authority of the Trustees. FUNB is entitled to receive from each Select Money Fund an annual fee equal to 0.15% of that Fund's average daily net assets.

         CSIA serves as the investment adviser for each Elite Fund. As investment adviser, CSIA has overall responsibility for portfolio management of each Elite Fund. For its services as investment adviser, CSIA is entitled to receive a fee at an annual rate of 0.20% of each Elite Fund's average daily net assets.

         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.


Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Select Money Funds could be adversely affected if the computer systems used by the Funds' investment adviser and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly know as the "Year 2000 Problem". The Funds' investment adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. Administrators

         Evergreen Investment Services, Inc. ("EIS"), a wholly-owned subsidiary of FUNB, serves as administrator to each Select Money Fund. As administrator, EIS provides facilities, equipment and personnel to the Select Money Funds and is entitled to receive an administration fee from each Select Money Fund based on the aggregate average daily net assets of all the mutual funds advised by FUNB and its affiliates, calculated in accordance with the following schedule:
0.050% on the first $7 billion, 0.035% on the next $3 billion, 0.030% on the next $5 billion, 0.020% on the next $10 billion, 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion.


         SEI Fund Resources ("SEI") acts as the administrator for the Elite Funds and provides each Elite Fund with certain administrative personnel and services including certain legal and accounting services. SEI is entitled to receive a fee from each Elite Fund for such services at the annual rate of 0.25% of the Fund's average daily net assets. SEI will continue during the term of the Interim Advisory Agreement as each Elite Fund's administrator for the same compensation as currently received.


Distribution of Shares

         Each Select Money Fund has entered into a distribution agreement with Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services, which distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Each Select Money Fund offers two classes of shares: Institutional Service and Institutional. Each class has different distribution arrangements and neither class bears the distribution expenses relating to the shares of the other class. (See "Distribution- Related Expenses" below.)

         In each proposed Reorganization, Class Y shareholders of an Elite Fund will receive Institutional shares of the corresponding Select Money Fund, and Class C shareholders of each Elite Fund will receive Institutional Service shares of the corresponding Select Money Fund. The Institutional and Institutional Service shares of the Select Money Funds have substantially similar arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as do the Class Y and Class C shares of the Elite Funds. Select Money Fund shares acquired by shareholders of the Elite Funds pursuant to each proposed Reorganization will not be subject to any sales charge as a result of the Reorganization or otherwise.

         The following is a summary description of charges and fees for the Institutional and Institutional Service shares of the Select Money Funds which will be received by shareholders of Elite Funds in the Reorganizations. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Select Money Fund Prospectuses and the Elite Funds Prospectus and in each Fund's Statement of Additional Information.

         Institutional Shares. Institutional shares are sold at net asset value without any initial or deferred sales charge and are not subject to distribution-related fees. Institutional shares are only available to institutional investors who are clients of FUNB or its affiliates, or who have a significant business relationship with FUNB or its affiliates. Elite Funds shareholders who receive Select Money Fund Institutional shares in the
Reorganization and who wish to make subsequent purchases of shares of that Select Money Fund will be able to purchase Institutional shares.

         Institutional Service Shares. Institutional Service shares are sold at net asset value without any initial or deferred sales charge, but, as indicated below, are subject to distribution-related fees.

         Additional information regarding the classes of shares of each Select Money Fund is included in its respective Prospectuses and Statement of Additional Information.

         Distribution-Related Expenses. Each Select Money Fund has adopted a Rule 12b-1 plan with respect to its Institutional Service shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 0.25% of average daily net assets attributable to the Class.

         Each Elite Fund has adopted a Rule 12b-1 plan with respect to its Class C shares under which the Class may pay for distribution-related expenses at an annual rate of 0.25% of average daily net assets attributable to the Class. The Elite Funds have not adopted a Rule 12b-1 plan with respect to their Class Y shares.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its respective Prospectuses and Statement of Additional Information.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for Select Money Funds is $1,000,000, which may be waived in certain situations. The minimum initial purchase requirement for Class C and Class Y shares of each Elite Fund is $500 and $1,000,000, respectively. There is no minimum for subsequent purchases of shares of a Fund. Each Fund provides for telephone, mail or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectuses for each Fund. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 (for Select Money Funds) and $500 (for Elite Funds) of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         The Elite Funds currently permit holders of Class C shares to exchange such shares for Class C shares of another mutual fund in the CoreFunds, Inc. portfolio. Exchanges of Class Y shares are generally not permitted. Holders of shares of a class of the Select Money Funds generally may exchange their shares for shares of the same class of any other Evergreen Select fund. Elite Fund shareholders will be receiving Institutional and Institutional Service shares of the Select Money Funds in the Reorganizations and, accordingly, with respect to shares of the Select Money Funds received by Elite Funds shareholders in the Reorganizations, the exchange privilege is limited to the Institutional and Institutional Service shares, as applicable, of other Evergreen Select funds. The Select Money Funds limit exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen Select fund must amount to at least $1,000,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's respective Prospectuses and Statement of Additional Information.

Dividend Policy

         Each Fund declares dividends daily and distributes its income dividends monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders generally begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectuses of each Fund for further information concerning dividends and distributions.

         After the Reorganization, shareholders of an Elite Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from the Select Money Fund reinvested in shares of that Select Money Fund. Shareholders of an Elite Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of the Select Money Fund whose shares they received in exchange for their Elite Fund shares.

         Each Select Money Fund and Elite Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         Since the investment objectives and policies of each Select Money Fund are substantially similar to those of its corresponding Elite Fund, the risks involved in investing in each Fund's shares are similar. All of the Funds follow policies which are intended to result in the maintenance of a stable net asset value of $1.00 per share, but there is no assurance that any Fund can do so on a continuing basis. In addition, no assurance can be given that the Funds' investment performances will be positive and that the Funds will meet their investment objectives. For a discussion of the objectives and policies of each Select Money Fund and its corresponding Elite Fund, see "Comparison of Investment Objectives and Policies."

Select Money Market Fund and Elite Cash Reserve

         An investment in either Fund may be subject, on a limited basis, to interest rate risk and credit risk.

         "Interest rate risk" is the potential for a decline in the price of fixed income securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities. Since Rule 2a-7 requires the Funds to purchase securities with a remaining maturity of 397 days or less, and to maintain a dollar-weighted average portfolio maturity of 90 days or less, the interest rate risk to which an investment in either Fund is exposed is limited. Investors should recognize that, in periods of declining interest rates, the yield of a Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund will tend to be somewhat lower. Also when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the

Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         "Credit risk" is the possibility that an issuer will be unable to make timely payments of either principal or interest. Although each Fund complies with the quality standards set by Rule 2a-7, which are intended to minimize credit risk, each Fund assumes some credit risk when it purchases securities other than those issued or guaranteed by the U.S. Treasury, and both Funds invest substantially all of their assets in non-Treasury obligations. Elite Cash Reserve invests only in obligations rated in the highest category by a NRSRO. Select Money Market Fund may invest in obligations rated in the two highest categories. As a result the credit risk of the Select Money Market Fund may be somewhat greater than that of the Elite Cash Reserve.

         Select Money Market Fund unlike Elite Cash Reserve may invest in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks. These investments involve risks that are different from those attendant upon an investment in domestic securities. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, and other governmental restrictions which might affect the payment of principal or interest on the securities in the Fund's portfolio. Additionally, foreign banks are subject to less extensive regulations and disclosure requirements than U.S. banks and, accordingly, there may be less publicly available information about such banks and greater risks associated with their obligations.

Select Municipal Money Market Fund and Elite Tax-Free Reserve

         Both Funds purchase securities supported by credit enhancements from financial institutions. Changes in the credit quality of these institutions could adversely affect the Funds. Both Funds are subject to interest rate risk and credit risk, which are discussed above with respect to Select Money Market Fund and Elite Cash Reserve. In addition, it should be noted that municipal securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within a state may from time to time have a correspondingly adverse effect on specific issuers within that state or on anticipated revenue to the state itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.

         The value of municipal securities may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal and state income tax rates, the supply of tax-exempt bonds, the size of the particular offering, the maturity of the obligation, the credit quality and rating of the issue, and perceptions with respect to the level of interest rates.

         Each Fund is permitted to make taxable temporary investments. Neither Fund has a current intention of generating income subject to federal regular income tax. However, certain temporary investments may generate income that is subject to state taxes. Unlike Elite Tax-Free Reserve with respect to 80% of its assets, interest income from Select Municipal Money Market Fund's investments may be subject to the federal alternative minimum tax.

Select Treasury Money Market Fund and Elite Treasury Reserve

         Although both Funds invest primarily in direct obligations of the U.S. Treasury and in obligations the principal and interest of which are backed by the full faith and credit of the U.S. government, an investment in each would expose the investor to interest rate risk -- i.e. the potential for a decline in the market value of a fixed income security due to rising interest rates. See the discussion above with respect to Select Money Market Fund and Elite Cash Reserve. As a matter of investment strategy, Select Treasury Money Market Fund attempts to maintain a dollar-weighted average maturity for the Fund of 60 days or less, while Elite Treasury Reserve has no comparable stated strategy.

                         REASONS FOR THE REORGANIZATIONS

         On November 18, 1997, First Union entered into an Agreement and Plan of Merger with CoreStates Financial, which provided, among other things, for the Merger of CoreStates Financial with and into a wholly-owned subsidiary of First Union. The Merger was consummated on April 30, 1998. As a result of the Merger it is expected that FUNB and its affiliates will succeed to the investment advisory and administrative functions currently performed for the Elite Funds by various units of CoreStates Financial and various unaffiliated parties. It is also expected that CoreStates Financial and its subsidiaries will no longer, upon completion of the Reorganizations and similar reorganizations of other portfolios of CoreFunds, Inc., provide investment advisory or administrative services to investment companies.


         Based on information received from CSIA and FUNB, at a meeting held on February 6, 1998, all of the Directors present, including the Independent Directors, considered and approved the Reorganizations as in the best interests of shareholders of each Elite Fund and determined that the interests of existing shareholders of each Elite Fund will not be diluted as a result of the transactions contemplated by the Reorganization. In addition, the Directors approved the Interim Advisory Agreement with respect to each Elite Fund.


         As noted above, CoreStates Financial has merged with and into a wholly-owned subsidiary of First Union. CoreStates Financial is the parent company of CSIA, investment adviser to the mutual funds which comprise CoreFunds, Inc. The Merger caused, as a matter of law, termination of the investment advisory agreement between each series of CoreFunds, Inc. and CSIA with respect to each Elite Fund. CoreFunds, Inc. has received an order from the SEC which permits CSIA to continue to act as the investment adviser to each Elite Fund, without shareholder approval, for a period of not more than 150 days from the date the Merger was consummated (April 30, 1998) to the date of shareholder approval of a new investment advisory agreement.

         In approving the Plan, the Directors reviewed various factors about the Funds and the proposed Reorganizations. There are substantial similarities between the Select Money Funds and the corresponding Elite Funds. Specifically, each pair of Funds has substantially similar investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Directors evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of the Elite

Funds with the Select Money Funds. As of December 31, 1997, the net assets (in millions) of each Select Money Fund and of the corresponding Elite Fund were approximately as follows: Select Money Market Fund $1,549, Elite Cash Reserve $280; Select Municipal Money Market Fund $267, Elite Tax-Free Reserve $203; Select Treasury Money Market Fund $1,812, Elite Treasury Reserve $58.


         In addition, assuming that an alternative to the Reorganizations would be to propose that each Elite Fund continue its existence and be separately managed by FUNB or one of its affiliates, then each Elite Fund would be offered through common distribution channels with the similar Select Money Fund. Each Elite Fund would also have to bear the cost of maintaining its separate existence. CSIA and FUNB believe that the prospect of dividing the resources of the Evergreen mutual fund organization between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, CSIA and FUNB believe that the proposed Reorganizations would be in the best interests of each Fund and its shareholders.


         The Board of Directors of CoreFunds, Inc. met and considered the recommendation of CSIA and FUNB, and, in addition, considered among other things, (i) the terms and conditions of the Reorganizations; (ii) whether the Reorganizations would result in the dilution of shareholders' interests; (iii) expense ratios, fees and expenses of the Select Money Funds and the Elite Funds and the agreement by the Select Money Funds' investment adviser to limit the Funds' annual operating expenses for a period of at least two years to the current annual operating expenses (before waivers) of the Elite Funds; (iv) the comparative performance records of each of the Funds; (v) compatibility of their investment objectives and policies; (vi) the investment experience, expertise and resources of FUNB; (vii) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (viii) the personnel and financial resources of First Union and its affiliates; (ix) the fact that FUNB will bear the expenses incurred by the Elite Funds in connection with the Reorganizations;
(x) the fact that the Select Money Funds will each assume the identified liabilities of the corresponding Elite Fund; and (xi) the expected federal income tax consequences of the Reorganizations.

         The Directors also considered the benefits to be derived by shareholders of the Elite Funds from the sale of their assets to the Select Money Funds. In this regard, the Directors considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation in such an entity by shareholders of each Elite Fund.

         In addition, the Directors considered that there are alternatives available to shareholders of each Elite Fund, including the ability to redeem their shares, as well as the option to vote against the Reorganizations.


         Section 15(f) of the 1940 Act provides that when a change in the control of an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection therewith under certain conditions. One condition is that for three years thereafter, at least 75% of the board of directors of a surviving investment company are not "interested persons" of the company's investment adviser or of the investment adviser of the terminating investment company. Another condition is that no "unfair burden" is imposed on the investment company as a result of the understandings applicable thereto. The term "unfair burden" is considered under the 1940 Act to include any arrangement during the two-year period after the transaction whereby the investment adviser (or predecessor or successor adviser), or any "interested person" of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than fees for bona fide principal underwriting services). FUNB advised CoreFunds, Inc. that it intends to comply with conditions set forth in Section 15(f).

         During their consideration of the Reorganizations the Directors met with Fund counsel regarding the legal issues involved. The Trustees of Evergreen Select Money Market Trust also concluded at a meeting on February 11, 1998 that the proposed Reorganizations would be in the best interests of shareholders of the Select Money Funds and that the interests of the shareholders of the Select Money Funds would not be diluted as a result of the transactions contemplated by the Reorganizations.


         The Directors of CoreFunds, Inc. have voted to retain their ability to make claims under their existing Directors and Officers Errors and Omissions Liability Insurance Policy for a period of three years following the consummation of the Reorganizations. CoreStates Financial and First Union have agreed to take appropriate steps to insure that the cost of extending such coverage will not be borne by the shareholders of the Elite Funds.

                    THE DIRECTORS OF COREFUNDS, INC. RECOMMEND
                    THAT THE SHAREHOLDERS OF THE ELITE FUNDS APPROVE
                       THE PROPOSED REORGANIZATIONS.

Agreements and Plans of Reorganization

         The following summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit A.

         Each Plan provides that, on or about July 27, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"), the Select Money Fund will acquire all of the assets of its corresponding Elite Fund in exchange for shares of the Select Money Fund and the assumption by the Select Money Fund of the identified liabilities of the Elite Fund whose assets are being acquired. Prior to the Closing Date, each Elite Fund will endeavor to discharge all of its known liabilities and obligations. A Select Money Fund will not assume any liabilities or obligations of an Elite Fund other than those reflected in an unaudited statement of assets and liabilities of the Elite Fund prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of the Select Money Fund to be received by the shareholders of the corresponding Elite Fund will be determined by multiplying the respective outstanding class of shares of the Elite Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of the Elite Fund by the net asset value per share of the respective class of shares of the Select Money Fund. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares. Since the net asset value of each share is anticipated to be $1.00, the number of full and fractional shares of each class of the Select Money Fund to be received is anticipated to be the same as the number of full and fractional shares of the corresponding class of the Elite Fund held by a shareholder immediately prior to the Reorganization.

         State Street Bank and Trust Company, the custodian for the Select Money Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectuses and Statement of Additional Information of the Select Money Funds, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, each Elite Fund will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, each Elite Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of the Select Money Fund received by it. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Elite Fund's shareholders on the Select Money Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Select Money Fund due to the Elite Fund's shareholders. All issued and outstanding shares of each Elite Fund, including those represented by certificates, will be canceled. The shares of each Select Money Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, each Elite Fund will be terminated. In connection with such termination, CoreFunds, Inc. will file with the SEC an application for termination as a registered investment company.

         The consummation of each Reorganization is subject to the conditions set forth in the Plan, including approval by each Elite Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval by an Elite Fund's shareholders, the Plan may be terminated as to it (a) by the mutual agreement of the parties; or (b) at or prior to the Closing Date by either party
(i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         The expenses of each Elite Fund in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by an Elite Fund or its shareholders.

         If the Reorganization is not approved by shareholders of an Elite Fund, the Board of Directors of CoreFunds, Inc. will consider other possible courses of action in the best interests of those shareholders.

Federal Income Tax Consequences

         Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, each Elite Fund will receive an opinion of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of the Elite Fund solely in exchange for shares of the Select Money Fund and the assumption by the Select Money Fund of the identified liabilities, followed by the distribution of the Select Money Fund's shares by the Elite Fund in dissolution and liquidation of the Elite Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and the Select Money Fund and the Elite Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by the Elite Fund on the transfer of all of its assets to the Select Money Fund solely in exchange for the Select Money Fund's shares and the assumption by the Select Money Fund of the identified liabilities of the Elite Fund or upon the distribution of the Select Money Fund's shares to the Elite Fund's shareholders in exchange for their shares of the Elite Fund;

         (3) The tax basis of the assets transferred will be the same to the Select Money Fund as the tax basis of such assets to the Elite Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Select Money Fund will include the period during which the assets were held by the Elite Fund;

         (4) No gain or loss will be recognized by the Select Money Fund upon the receipt of the assets from the Elite Fund solely in exchange for the shares of the Select Money Fund and the assumption by the Select Money Fund of the identified liabilities of the Elite Fund;

         (5) No gain or loss will be recognized by the Elite Fund's shareholders upon the issuance of the shares of the Select Money Fund to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of the Elite Fund; and

         (6) The aggregate tax basis of the shares of the Select Money Fund, including any fractional shares, received by each of the shareholders of the Elite Fund pursuant to the

Reorganization will be the same as the aggregate tax basis of the shares of the Elite Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the Select Money Fund, including fractional shares, received by each such shareholder will include the period during which the shares of the Elite Fund exchanged therefor were held by such shareholder (provided that the shares of the Elite Fund were held as a capital asset on the date of the Reorganization).

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Elite Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of the Select Money Fund shares he or she received. Shareholders of each Elite Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of the Select Money Fund. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of the Elite Funds should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganizations.


         Capital loss carryforwards of each Elite Fund will be available to the corresponding Select Money Fund to offset capital gains recognized after the Reorganization, subject to limitations imposed by the Code. These limitations provide generally that the amount of loss carryforward which may be used in any year following the closing is an amount equal to the value of all of the outstanding stock of the Elite Fund immediately prior to the Reorganization, multiplied by a long-term tax-exempt bond rate determined monthly by the Internal Revenue Service. The rate for February, 1998 was 5.23%. A capital loss carryforward may generally be used without any limit to offset gains recognized on sale of assets transferred by the Elite Fund to the Select Money Fund pursuant to the Reorganization, to the extent of the excess of the value of any such asset on the Closing Date over its tax basis.

Pro-forma Capitalization

         The following tables set forth the capitalizations of the Select Money Funds and the Elite Funds as of December 31, 1997, and the capitalization of the Select Money Funds on a pro forma basis as of that date, giving effect to the proposed acquisitions of assets at net asset value. The pro forma data reflects an expected exchange ratio of one Institutional share and one Institutional Service share of each Select Money Fund issued for each Class Y and Class C share, respectively, of the corresponding Elite Fund.



                      Capitalization of Elite Cash Reserve,
                             Select Money Market Fund
                                       and
                      Select Money Market Fund (Pro Forma)




                                                                                                    Select Money
                                                                                                   Market (After
                                          Elite Cash                  Select Money                   Reorgani-
                                            Reserve                      Market                       zation)


Net Assets (in millions)


   Institutional                                                      $667,024,692
       Service...................             N/A
                                                                                                    $667,370,039
   Institutional                              N/A                                                  $1,161,039,081
                                                                      $881,691,836
   Class C.......................              $345,347                    NA                             NA
   Class Y.......................                                          NA                             NA
                                           ---------                       --                          -----
                                         $279,347,245
Total Net Assets                         $279,692,592                $1,548,716,528                $1,828,409,120
                                         ============                ==============                ==============



Net Asset Value Per
Share
   Institutional
      Service....................             N/A                        $1.00                         $1.00
   Institutional                              N/A                        $1.00                         $1.00

   Class C.......................            $1.00                        N/A                           N/A
   Class Y.......................            $1.00                        N/A                           N/A

Shares Outstanding

   Institutional

      Service....................             N/A                     667,197,827
                                                                                                    667,543,174
                                                                                                   1,161,208,554
Institutional                                 N/A                     881,858,312

   Class C.......................           345,347                       N/A                           N/A

   Class Y.......................         279,350,242                     N/A                           N/A
                                          -----------                 -----------                   -----------
   All Classes................            279,695,589                1,549,056,139                 1,828,751,728





                    Capitalization of Elite Tax-Free Reserve,
                        Select Municipal Money Market Fund
                                       and
                    Select Municipal Money Market Fund (Pro Forma)
                                                                                                   Select Municipal
                                                                                                    Money Market
                                                                                                  (After Reorgani-
                                             Elite Tax-Free           Select Municipal                zation)
                                                Reserve                 Money Market



Net Assets (in millions)

   Institutional

      Service.....................                N/A
                                                                         $29,010,349                $30,039,208
   Institutional..................                N/A                                               $440,073,279
                                                                        $237,843,297
   Class C........................                                            NA                          NA
                                               $1,028,859
   Class Y........................                                            NA                          NA
                                               ---------                      --                       -----
                                              $202,229,982
Total Net Assets .                                                      $266,853,646                $470,112,487
                                            ===============             ============                ============

                                              $203,258,841



Net Asset Value Per
Share
   Institutional
      Service.....................                N/A                       $1.00                      $1.00
   Institutional..................                N/A                       $1.00                      $1.00
   Class C........................               $1.00                       N/A                        N/A
   Class Y........................               $1.00                       N/A                        N/A

Shares Outstanding
   Institutional
      Service.....................                N/A                    29,013,009                  30,041,855
   Institutional                                  N/A                    237,869,039                440,130,463
   Class C........................             1,028,846                     N/A                        N/A
   Class Y........................            202,261,424                    N/A                        N/A
                                              -----------                 ---------                  ----------
   All Classes....................            203,290,270                266,882,048                470,172,318






                    Capitalization of Elite Treasury Reserve,
                        Select Treasury Money Market Fund
                                       and
                    Select Treasury Money Market Fund (Pro Forma)



                                                                                                  Select Treasury
                                                                                                    Money Market
                                                                                                  (After Reorgani-
                                        Elite Treasury              Select Treasury                   zation)
                                           Reserve                    Money Market



Net Assets (in
millions)
   Institutional

      Service                                N/A
                                                                      $740,405,174                  $744,818,574
   Institutional                             N/A                                                   $1,125,638,383
                                                                     $1,071,784,199
   Class C                                                                 NA                             NA
                                          $4,413,400
   Class Y                                                                 NA                             NA
                                           --------                        --                          -----
                                         $53,854,184
Total Net Assets .                                                   $1,812,189,373                $1,870,456,958
                                       ===============               ==============                ==============

                                         $58,267,585


Net Asset Value Per
Share
   Institutional
      Service                                N/A                         $1.00                         $1.00

   Institutional                             N/A                         $1.00                         $1.00

   Class C                                  $1.00                         N/A                           N/A

   Class Y                                  $1.00                         N/A                           N/A


Shares Outstanding
   Institutional

      Service                                 N/A                     740,405,174
                                                                                                    744,818,574

                                             N/A                     1,071,784,199                 1,125,637,635

Institutional



                                                                                                  Select Treasury
                                                                                                    Money Market
                                                                                                  (After Reorgani-
                                        Elite Treasury              Select Treasury                   zation)
                                           Reserve                    Money Market

   Class C                                 4,413,400                      N/A                           N/A

   Class Y                                53,853,436                      N/A                           N/A
                                         -----------                   ---------                     ----------
   All Classes                            58,266,836                 1,812,189,373                 1,870,456,209



The tables set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganizations. Shareholder Information

         As of May 29, 1998 (the "Record Date"), the following number of each Class of shares of beneficial interest of each Elite Fund was outstanding:




                                            Elite                        Elite                         Elite
        Class of Shares                 Cash Reserve                Tax-Free Reserve              Treasury Reserve



Class Y........................  594,668,493              240,899,740               76,175,800

Class C                                                    917,356                5,845,047
                                  ----------------             --------------                -------------
                                 30,657
All Classes                      594,699,150              241,817,096               82,020,847



         As of March 31, 1998, the officers and Directors of CoreFunds, Inc. beneficially owned as a group less than 1% of the outstanding shares of each Elite Fund. To CoreFunds, Inc.'s knowledge, the following persons owned beneficially or of record more than 5% of an Elite Fund's total outstanding shares as of March 31, 1998:


                                                                                            Percentage            Percentage
                                                                                            of Shares of          of Shares of
                                                                                            Class Before          Class  After
                                                                                            Reorgani-             Reorgani-
                                      Elite Fund                        No. of Shares       zation                zation
Name and Address                                         Class


Patterson & Co.                          Cash              Y             555,732,411        100%                  33.29%
Attn: Jim Quinlan                       Reserve
P.O. Box 7618
FC9-1-17
Philadelphia, PA
  19101-7618
National Financial                       Cash              C               883,271          99.98%                0.07%
Services Corp.                          Reserve
Attn. Mutual Funds
5th Floor
200 Liberty St. 4th Fl.
1 World Financial
Center
New York, NY 10281-
1003

Patterson & Co.                        Tax-Free            Y             218,229,007        100%                  33.23%
Attn: Jim Quinlan                       Reserve
P.O. Box 7618
FC9-1-17
Philadelphia, PA
  19101-7618
National Financial                     Tax-Free            C              1,035,369         99.99%                1.21%
Services Corp.                          Reserve
Attn. Mutual Funds 5th
Floor
200 Liberty St. 4th Fl.
1 World Financial
Center
New York, NY 10281-
1003



Patterson & Co.                    Treasury                Y       80,839,717               100%                  4.80%
Att'n: Jim Quinlan                 Reserve
P.O. Box 7618 FC9-1-
17
Philadelphia, PA
19101-7618


                                                           -38-




                                                                                            Percentage            Percentage
                                                                                            of Shares of          of Shares of
                                                                                            Class Before          Class  After
                                                                                            Reorgani-             Reorgani-
                                      Elite Fund                        No. of Shares       zation                zation
Name and Address                                         Class
National Financial                 Treasury             C          5,188,795                100%                  0.48%
Services Corp.                     Reserve
Attn. Mutual Funds 5th
Floor
200 Liberty St. 4th Fl.
1 World Financial
Center
New York, NY 10281-
1003


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectuses and Statement of Additional Information of the Funds. The investment objective, policies and restrictions of each of the Select Money Funds can be found in the Prospectuses of the Select Money Funds under the caption "Description of the Funds Investment Objectives and Policies." The Select Money Fund's Prospectuses also offer an additional fund advised by FUNB or its affiliates. This additional fund is not involved in the Reorganizations, its investment objectives and policies are not discussed in this Prospectus/Proxy Statement, and its shares are not offered hereby. The investment objective, policies and restrictions of each Elite Fund can be found in the Prospectus of the Elite Funds under the caption "Information on the Funds." Unlike the investment objective of each Elite Fund, which is fundamental, the investment objective of each Select Money Fund is non-fundamental and can be changed by the Board of Trustees without shareholder approval.

Select Money Market Fund/Elite Cash Reserve


         The investment objective of Select Money Market Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The investment objective of Elite Cash Reserve is substantially similar: to provide as high a level of current interest income as is consistent with liquidity and relative stability of principal. Each Fund invests in high quality money market instruments, which are determined to be of eligible quality under SEC rules and to present minimal credit risk. Under SEC rules, eligible securities include First Tier Securities (i.e., securities rated in the highest short-term rating category) and Second Tier Securities (i.e., securities which are otherwise eligible but not in the First Tier). The rules prohibit each Fund from holding more than 5% of its assets in Second Tier Securities.

         Within the permitted investments of each Fund are:

         1. Marketable obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities, including issues of the U. S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the U.S. government, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality that issued them.

         2. Commercial paper, including variable amount master demand notes, that is rated in one of the two highest (for Elite Cash Reserve, only the highest) short-term ratings categories by any two of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service ("Moody's") or any other NRSRO (or by a single NRSRO if only one has assigned a rating). Select Money Market will not invest more than 10% of its total assets, at the time of the investment in question, in variable amount master demand notes; Elite Cash Reserve has no similar restriction.

         3. Corporate debt securities and bank obligations that are rated in one of the two highest (for Elite Cash Reserve, only the highest) short-term rating categories by any two of S&P, Moody's and any other NRSRO (or by a single NRSRO if only one has assigned a rating).

         4. Unrated corporate debt securities, commercial paper and bank obligations that are issued by an issuer that has outstanding a class of short-term debt instruments (i.e., instruments having a maturity of 397 days or less) that (a) is comparable in priority and security to the unrated securities and (b) meets the rating requirements of paragraphs 2 or 3 above.

         5. Unrated corporate debt securities, commercial paper and bank obligations issued by any domestic or foreign company which has an outstanding long-term debt issue rated in the two highest (for Elite Cash Reserve, only the highest) ratings categories by any NRSRO and determined by the investment adviser to be of comparable quality.

         6. Unrated corporate debt securities, commercial paper and bank obligations otherwise determined by the investment adviser to be of comparable quality.


         7. Select Money Market Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. Elite Cash Reserve Fund may invest in "bank obligations" without limitation, but such permitted investments include only obligations in domestic branches of U.S. banks.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectuses and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectuses and Statement of Additional Information of each Fund.

Select Municipal Money Market Fund/Elite Tax-Free Reserve

         The investment objective of Select Municipal Money Market Fund is to achieve as high a level of current income exempt from federal income tax as is consistent with preserving capital and providing liquidity. The investment objective of Elite Tax-Free Reserve is substantially similar: to provide investors with current interest income that is exempt from Federal income taxes as is consistent with liquidity and relative stability of principal. Both Funds maintain a dollar-weighted average portfolio maturity of ninety days. Both Funds will seek to achieve their objectives by investing substantially all of their assets in a diversified portfolio of short-term (i.e., with remaining maturities not exceeding 397 days) debt obligations issued by states, territories and possession of the U.S. and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from federal income tax.

         At least 80% of the annual interest income of Select Municipal Money Market Fund will be exempt from federal income tax. The Fund may invest without limitation in obligations subject to the alternative minimum tax. At least 80% of the investments of Elite Tax-Free Reserve will be in obligations exempt from federal income tax (including the alternative minimum tax).

         Select Municipal Money Market Fund may temporarily invest up to 20% of its net assets in taxable securities under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, the Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes. The Fund may invest for defensive purposes during periods when the Fund's assets available for investment exceed available suitable tax-exempt securities.

         Elite Tax Reserve may invest up to 20% of its assets in taxable debt securities for defensive purposes or when sufficient tax-exempt securities considered appropriate by the Fund's investment adviser are not available for purchase.

         Both Funds invest in municipal securities which are determined to be of eligible quality under SEC rules and to present minimal credit risk. Municipal securities in which the Funds may invest include: (1) municipal securities that are rated in one of the two highest (for Elite Tax-Free Reserve, only the highest) short-term rating categories by any two of S&P or Moody's or any other NRSRO (or by a single rating agency if only one of these agencies has assigned a rating); (2) municipal securities that are issued by an issuer that has outstanding a class of short-term instruments that (A) is comparable in priority and security to such instruments, and (B) meets the rating requirements above; and (3) bonds with a remaining maturity of 397 days or less that are rated no lower than one of the two highest (for Elite Tax- Free Reserve, only the highest) long-term rating categories by any NRSRO and determined by the investment adviser to be of comparable quality.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectuses and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectuses and Statement of Additional Information of each Fund.

Select Treasury Money Market Fund/Elite Treasury Reserve

         The investment objective of Select Treasury Money Market Fund is to maintain stability of principal while earning current income. The Fund will attempt to seek income only to the extent consistent with stability of principal and, therefore, investments will only be made in short-term U.S. Treasury obligations and obligations with an average dollar-weighted maturity of 90 days or less. As a matter of investment strategy, the Fund's investment adviser intends to maintain a dollar-weighted average maturity for the Fund of 60 days or less.

         The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. Such securities will have a maturity date that is 397 days or less from the date of acquisition unless they are purchased under an agreement that provides for repurchase of the securities from the Fund within 397 days from the date of acquisition. The Fund may also retain Fund assets in cash.

         The investment objective of Elite Treasury Reserve is to provide current interest income, liquidity and safety of principal. The Fund pursues its investment objective by investing exclusively in short-term U.S. Treasury securities, STRIPS relating to U.S. Treasury securities (with an average dollar-weighted maturity of 90 days or less) and repurchase agreements involving these obligations.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectuses and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectuses and Statement of Additional Information of each Fund.


                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

Forms of Organization

         Evergreen Select Money Market Trust and CoreFunds, Inc. are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Evergreen Select Money Market Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws and a Board of Trustees. CoreFunds, Inc. is organized as a Maryland corporation and is governed by its Articles of Incorporation, By-Laws and a Board of Directors. Each entity is also governed by applicable Delaware, Maryland and federal law. Each Select Money Fund is a series of Evergreen Select Money Market Trust and each Elite Fund is a series of CoreFunds, Inc.

Capitalization

         The beneficial interests in each Select Money Fund are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. The authorized shares of CoreFunds, Inc. consist of 30 billion shares of common stock, par value $.001 per share, of which 750 million are classified as Class Y shares and 750 million are classified as Class C shares of Elite Cash Reserve, 250 million are classified as Class Y shares and 250 million are classified as Class C shares of Elite Tax-Free Reserve, and 250 million are classified as Class Y shares and 250 million are classified as Class C shares of Elite Treasury Reserve. Evergreen Select Money Market Trust's Declaration of Trust and CoreFunds, Inc.'s

Articles of Incorporation permit the Trustees or Directors, respectively, to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees or Directors, respectively, all without shareholder approval. Fractional shares may be issued by any Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees or Directors. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular Fund.

Shareholder Liability

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Select Money Market Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen Select Money Market Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Select Money Market Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Select Money Market Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Select Money Market Trust is remote.

         Under Maryland law, shareholders of an Elite Fund have no personal liability as such for the acts or obligations of the Fund or CoreFunds, Inc., as the case may be.

Shareholder Meetings and Voting Rights

         Neither Evergreen Select Money Market Trust on behalf of the Select Money Funds nor CoreFunds, Inc. on behalf of the Elite Funds is required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Director must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Select Money Market Trust or CoreFunds, Inc. In addition, each is required to call a meeting of shareholders for the purpose of electing Trustees or Directors if, at any time, less than a majority of the Trustees or Directors then holding office were elected by shareholders. Neither Evergreen Select Money Market Trust nor CoreFunds, Inc. currently intends to hold regular shareholder meetings and neither entity permits cumulative voting. Except when a larger quorum is required by applicable law, with respect to the Select Money Funds, twenty-five percent (25%) of the outstanding shares entitled to vote, and with respect to the Elite Funds, a majority of the outstanding shares entitled to vote constitutes a quorum for consideration of such matter. For the Select Money Funds, a majority of the votes cast and entitled to vote, and for the Elite Funds, a majority of the outstanding shares, is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Select Money Market Trust, each share of each Select Money Fund will be entitled to one vote for each dollar of net asset value applicable to each share. Under the voting provisions governing the Elite Funds, each share is entitled to one vote. Over time, the net asset values of the mutual funds which are each a series of CoreFunds, Inc. have changed in relation to one another and are expected to continue to do so in the future. Because of the divergence in net asset values, a given dollar investment in a fund with a lower net asset value will purchase more shares, and under an Elite Fund's voting provisions, have more votes, than the same investment in a fund with a higher net asset value. Under the Declaration of Trust of Evergreen Select Money Market Trust, voting power is related to the dollar value of the shareholders' investment rather than to the number of shares held.

Liquidation or Dissolution

         In the event of the liquidation of a Select Money Fund or an Elite Fund, the shareholders are entitled to receive, when and as declared by the Trustees or Directors, respectively, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         The  By-Laws  of  CoreFunds,  Inc.  provide  that a  present  or former
Director or officer is entitled to indemnification to the full extent permissible under the laws of the State of Maryland and the 1940 Act against liabilities and expenses with respect to claims related to his or her position with CoreFunds, Inc., provided that no indemnification shall be provided to a Director or officer against any liability to CoreFunds, Inc. or any shareholder by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Under the Declaration of Trust of Evergreen Select Money Market Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.


         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Select Money Market Trust, Articles of Incorporation of CoreFunds, Inc., By-Laws, Delaware and Maryland law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Articles of Incorporation , By-Laws, Delaware and Maryland law directly for more complete information.


              INFORMATION REGARDING THE INTERIM ADVISORY AGREEMENT

Introduction

         In view of the Merger discussed above, and the factors discussed below, the Board of Directors of CoreFunds, Inc. recommends that shareholders of each Elite Fund approve the Interim Advisory Agreement. The Merger became effective on April 30, 1998. Pursuant to an order received from the SEC all fees payable under the Interim Advisory Agreement will be placed in escrow and paid to CSIA if shareholders approve the contract within 150 days of its effective date. The Interim Advisory Agreement will remain in effect until the earlier of the Closing Date for each Reorganization or two years from its effective date. The terms of the Interim Advisory Agreement are essentially the same as the Previous Advisory Agreement (as defined below). The only difference between the Previous Advisory Agreement and the Interim Advisory Agreement, if approved by shareholders, is the length of time each Agreement is in effect. A description of the Interim Advisory Agreement pursuant to which CSIA continues as investment adviser to the Elite Funds, as well as the services to be provided by CSIA pursuant thereto, is set forth below under "Advisory Services." The description of the Interim Advisory Agreement in this Prospectus/Proxy Statement is qualified in its entirety by reference to the Interim Advisory Agreement, attached hereto as Exhibit B.


         CSIA, a Pennsylvania corporation, is an indirect wholly-owned subsidiary of First Union. CSIA's address is 1500 Market Street, Philadelphia, Pennsylvania 19102. Prior to the effective date of the Merger, CSIA served as investment adviser to each Elite Fund pursuant to an Investment Advisory Agreement dated April 12, 1996. The Investment Advisory Agreement for each of the Elite Funds is referred to as the "Previous Advisory Agreement." At a meeting of the Board of Directors of CoreFunds, Inc. held on February 6, 1998, the Directors, including a majority of the Independent Directors, approved the Interim Advisory Agreement for each Elite Fund.

         The Directors authorized CoreFunds, Inc., on behalf of each Elite Fund, to enter into the Interim Advisory Agreement with CSIA. Such Agreement became effective on April 30, 1998. If the Interim Advisory Agreement for an Elite Fund is not approved by the shareholders of that Fund, the Directors will consider appropriate actions to be taken with respect to that Elite Fund's investment advisory arrangements at that time. The Previous Advisory Agreement for each Elite Fund was last approved by the Directors, including a majority of the Independent Directors, on June 5, 1997.

Comparison of the Interim Advisory Agreement and the Previous Advisory Agreement

         Advisory Services. The management and advisory services to be provided by CSIA under the Interim Advisory Agreement are identical to those currently provided by CSIA under the Previous Advisory Agreement. Under the Previous Advisory Agreement and Interim Advisory Agreement, CSIA manages the investment portfolio of each Elite Fund, makes decisions about and places orders for all purchases and sales of the Fund's securities, and maintains certain records relating to these purchases and sales.


Fees. The investment advisory fees for each Elite Fund under the Previous Advisory Agreement and the Interim Advisory Agreement are identical. See "Summary - Investment Advisers."

         Payment  of  Expenses  and  Transaction  Charges.  Under  the  Previous
Advisory Agreement, CSIA was required to pay all expenses incurred by it in connection with its activities under the Agreement other than the cost of securities (including brokerage commissions, if any) purchased for each Elite Fund and the cost of obtaining market quotations of portfolio securities held by the Fund.

         The Interim Advisory Agreement contains an identical provision.

         Limitation of Liability. The Previous Advisory Agreement provided that CSIA was not liable for any error of judgment or mistake of law or for any loss suffered by each Elite Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of CSIA in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

         The Interim Advisory Agreement contains an identical provision.

         Termination; Assignment. The Interim Advisory Agreement provides that it may be terminated without penalty by vote of a majority of the outstanding voting securities of an Elite Fund (as defined in the 1940 Act) or by a vote of a majority of CoreFunds, Inc.'s entire Board of Directors on 60 days' written notice to CSIA or by CSIA on 60 days' written notice to CoreFunds, Inc. Also, the Interim Advisory Agreement will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         The Previous Advisory Agreement contained identical provisions as to termination and assignment.

Information About the Elite Funds' Investment Adviser

         CSIA, a registered investment adviser, manages, in addition to each Elite Fund, other funds of CoreFunds, Inc. The name and address of each executive officer and director of CSIA is set forth in Appendix A to this Prospectus/Proxy Statement.

         Pursuant to the Previous Advisory Agreement with each Elite Fund, during the fiscal years ended June 30, 1997, 1996 and 1995, CSIA received management fees from each Elite Fund, and voluntarily waived other management fees which it had earned. The following table lists the fees paid by each Elite Fund with respect to each fiscal year, and the fees so waived.




Elite Fund                            Management Fees Paid                             Management Fees Waived



                              1997             1996             1995             1997            1996             1995


Cash Reserve                  $51,000   $           -0-   $           -0-        $659,442     $1,892,127         $2,011,375

Tax-Free Reserve              $26,012   $           -0-   $           -0-        $196,322       $405,929           $424,166
Treasury Reserve               $5,202     $         -0-    $          -0-         $46,509        $96,785           $109,215



CSIA is currently waiving a portion of its management fee. See "Comparison of Fees and Expenses." CoreStates Bank, N.A. acts without charge as custodian for each Elite Fund.

         The Board of Directors considered the Interim Advisory Agreement as part of its overall approval of the Plans. The Board of Directors considered, among other things, the factors set forth above in "Reasons for the Reorganizations." The Board of Directors also considered the fact that there were no material differences between the terms of the Interim Advisory Agreement and the terms of the Previous Advisory Agreement.

                   THE DIRECTORS OF COREFUNDS, INC. RECOMMEND
                    THAT THE SHAREHOLDERS OF EACH ELITE FUND

                     APPROVE THE INTERIM ADVISORY AGREEMENT.


                             ADDITIONAL INFORMATION

         Select Money Funds. Information concerning the operation and management of the Select Money Funds is incorporated herein by reference from the Prospectuses dated June 1, 1998, copies of which are enclosed, and Statement of Additional Information of the same date. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Select Money Market Trust at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.

         Elite Funds. Information about each Elite Fund is included in its current Prospectus dated November 1, 1997 and in the Statement of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to CoreFunds, Inc. at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-355-2673.

         The Select Money Funds and the Elite Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the

SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.


         The SEC maintains a Web site (http://www.sec.gov) that contains each Fund's Statement of Additional Information and other material incorporated by reference herein together with other information regarding the Select Money Funds and the Elite Funds.

                    VOTING INFORMATION CONCERNING THE MEETING


         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Directors of CoreFunds, Inc. to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., July 17, 1998, at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of each Elite Fund on or about June 8, 1998. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the outstanding shares at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization, FOR the Interim Advisory Agreement and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will have the effect of being counted as votes against the Plan and the Interim Advisory Agreement which must be approved by a percentage of the shares present at the Meeting or a majority of the outstanding voting securities. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of CoreFunds, Inc. at the address set forth on the cover of this Prospectus/Proxy Statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby and FOR approval of the Interim Advisory Agreement.


         Approval of a Plan will require the affirmative vote of a majority of the outstanding shares of each Elite Fund, with all classes voting together as a single class at the Meeting at which a quorum of the Elite Fund's shares is present. Approval of the Interim Advisory Agreement will require the affirmative vote of (i) 67% or more of the outstanding voting securities present at the Meeting if holders of more than 50% of the outstanding voting securities are present, in person or by proxy, at the Meeting, or (ii) more than 50% of the outstanding voting securities, whichever is less, with all classes voting together as one class. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Proxy   solicitations  will  be  made  primarily  by  mail,  but  proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of

FUNB or CSIA, their affiliates or other representatives of the Elite Funds (who will not be paid for their soliciting activities). Shareholder Communications Corporation ("SCC") and its agents have been engaged by the Elite Funds to assist in soliciting proxies, and may call shareholders to ask if they would be willing to authorize SCC to execute a proxy on their behalf authorizing the voting of their shares in accordance with the instructions given over the telephone by the shareholders. In addition, shareholders may call SCC at 1-800-733-8481 extension 468 between the hours of 9:00 a.m. and 11:00 p.m. Eastern time in order to initiate the processing of their votes by telephone. SCC will utilize a telephone vote solicitation procedure designed to authenticate the shareholder's identity by asking the shareholder to provide his or her social security number (in the case of an individual) or taxpayer identification number (in the case of an entity). The shareholder's telephone instructions will be implemented in a proxy executed by SCC and a confirmation will be sent to the shareholder to ensure that the vote has been authorized in accordance with the shareholder's instructions. Although a shareholder's vote may be solicited and cast in this manner, each shareholder will receive a copy of this Prospectus/Proxy Statement and may vote by mail using the enclosed proxy card. Each Elite Fund believes that this telephonic voting system complies with applicable law and has reviewed an opinion of counsel to that effect.


If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by telephone, vote by fax or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve a Reorganization are not received by July 17, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Reorganization will not be entitled under either Maryland law or the Articles of Incorporation of CoreFunds, Inc. to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of the Select Money Fund which they receive in the transaction at their then-current net asset value. Shares of each Elite Fund may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of each Elite Fund may wish to consult their tax advisers as to any differing consequences of redeeming Elite Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

         The Elite Funds do not hold annual shareholder meetings. If a Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of CoreFunds, Inc. at the address set forth on the cover of this Prospectus/Proxy

Statement such that they will be received by an Elite Fund in a reasonable period of time prior to any such meeting.

         The votes of the shareholders of the Select Money Funds are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise each Elite Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                        FINANCIAL STATEMENTS AND EXPERTS

         The financial statements of the Select Money Funds as of February 28, 1998, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of Price Waterhouse LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

         The financial statements and financial highlights of each Elite Fund incorporated in this Prospectus/Proxy Statement by reference from the Annual Report of CoreFunds, Inc. for the year ended June 30, 1997, have been audited by Ernst & Young LLP, independent auditors, as stated in their report, which is incorporated herein by reference and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of the Select Money Funds will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                 OTHER BUSINESS

         The Directors of CoreFunds, Inc. do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE DIRECTORS OF COREFUNDS, INC. RECOMMEND APPROVAL OF EACH PLAN AND THE INTERIM ADVISORY AGREEMENT, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF EACH PLAN AND THE INTERIM ADVISORY AGREEMENT.

June 1, 1998

                                   APPENDIX A

The names and addresses of the principal executive officers and directors of CoreStates Investment Advisers, Inc. are as follows:

OFFICERS:


Name                                                  Address
----                                       -------
David C. Francis, Chief Investment         First Union National Bank
Officer                                    201 South College Street
                                           Charlotte, North Carolina 28288-1195
L. Robert Cheshire, Vice President         First Union National Bank
                                           201 South College Street
                                           Charlotte, North Carolina 28288-1195
John E. Gray, Vice President               First Union National Bank
                                           201 South College Street
                                           Charlotte, North Carolina 28288-1195
Dillon S. Harris, Jr., Vice President      First Union National Bank
                                           201 South College Street
                                           Charlotte, North Carolina 28288-1195
J. Kellie Allen, Vice President            First Union National Bank
                                           201 South College Street
                                           Charlotte, North Carolina 28288-1195

DIRECTORS:                                 Address
Name                                         -------
----
Donald A. McMullen                         First Union National Bank
                                           201 South College Street
                                           Charlotte, North Carolina 28288-1195
William M. Ennis                           First Union National Bank
                                           201 South College Street
                                           Charlotte, North Carolina 28288-1195
William D. Munn                            First Union National Bank
                                           201 South College Street
                                           Charlotte, North Carolina 28288-1195

                                                       EXHIBIT A

                                     FORM OF

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 15th day of April, 1998, by and between Evergreen Select Money Market Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Select [Name of Fund] series (the "Acquiring Fund"), and CoreFunds, Inc., a Maryland corporation, with its principal place of business at 530 East Swedesford Road, Wayne, Pennsylvania 19087 ("CoreFunds"), with respect to its [Name of Fund] series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Institutional Service Class and Institutional Class shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and
(iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest or shares of common stock, as the case may be;


         WHEREAS, based on the information furnished by CoreStates Investment Advisers, Inc. and First Union National Bank, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS,  the Directors of CoreFunds have  determined  that the Selling
Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph
2.2. Holders of Class C and Class Y shares of the Selling Fund will receive Institutional Service and Institutional shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about July 27, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. CoreStates Bank, N.A., as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund

Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of CoreFunds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

                  (b) The Selling Fund is a separate investment series of a Maryland corporation that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of CoreFunds' Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at December 31, 1997 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since December 31, 1997 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Prospectus and Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at February 28, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since February 28, 1998 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. CoreFunds will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Price Waterhouse LLP and certified by CoreFunds' President and Treasurer.

         5.7      PREPARATION OF FORM N-14 REGISTRATION STATEMENT.  The
Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.8 CAPITAL LOSS CARRYFORWARDS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause Price Waterhouse LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus and Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of CoreFunds and the Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.3 The merger between First Union Corporation and CoreStates Financial Corp shall be completed prior to the Closing Date.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by CoreFunds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of CoreFunds.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Morgan, Lewis & Bockius LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Maryland corporation registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of CoreFunds' Articles of Incorporation or Bylaws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus and Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus and Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of CoreFunds' officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus and Proxy Statement as of its date, as of the date of the Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that they do not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus and Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Maryland law, that as Morgan, Lewis & Bockius LLP are not admitted to the bar of Maryland, such opinions are based either upon the review of published statutes, cases and rules and regulations of the State of Maryland or upon an opinion of Maryland counsel.

         In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         7.4 The merger between First Union Corporation and CoreStates Financial Corp shall be completed prior to the Closing Date.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of CoreFunds' Articles of Incorporation and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section

368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and inquiries of appropriate officials of CoreFunds responsible for financial and accounting matters, nothing came to their attention that caused them to believe that such unaudited pro forma financial statements do not comply as to form in all material respects with the applicable accounting requirement of the 1933 Act and the published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus and Proxy Statement were prepared based on the valuation of the Selling Fund's assets in accordance with the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information pursuant to procedures customarily utilized by the Acquiring Fund in valuing its own assets;

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.

         In addition, the Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect, that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting practices and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from Price Waterhouse LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and inquiries of appropriate officials of the Trust responsible for financial and accounting matters, nothing came to their attention that caused them to believe that such unaudited pro forma financial statements do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank ("FUNB"). Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees. In the event that the merger of First Union Corporation and CoreStates Financial Corp is not completed, this Agreement shall terminate. In such event, all expenses of the transactions contemplated by this Agreement incurred by the Acquiring Fund will be borne by FUNB and all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund will be borne by CoreStates Investment Advisers, Inc.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, CoreFunds, the respective Trustees, Directors or officers, to the other party or its Trustees, Directors or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in the Declaration of Trust of the Trust.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                      EVERGREEN SELECT MONEY MARKET TRUST
                                      ON BEHALF OF EVERGREEN
                                      [NAME OF FUND]
                                       By:

                                       Name:

                                      Title:



                                      COREFUNDS, INC.
                                      ON BEHALF OF [NAME OF FUND]
                                       By:

                                      Name:

                                     Title:

                                                                EXHIBIT B

                      INTERIM INVESTMENT ADVISORY AGREEMENT



         AGREEMENT made as of April 30, 1998 between COREFUNDS, INC., a Maryland corporation (hereinafter the "Company"), and CORESTATES INVESTMENT ADVISERS, INC., a Pennsylvania corporation (hereinafter the "Investment Adviser").


         WHEREAS, the Company is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Company is authorized to issue shares of Common Stock in separate classes representing shares in separate portfolios of securities and other assets; and

         WHEREAS, the Company desires to retain the Investment Adviser to furnish investment advisory services to the Company and its portfolios, and the Investment Adviser is willing to so furnish such services;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

         1. Appointment. The Company hereby appoints the Investment Adviser to act as investment adviser to the portfolios of the Company for the period and on the terms set forth in this Agreement. The Investment Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.


         2. Delivery of Documents. The Company has furnished the Investment Adviser with copies properly certified or authenticated of each of the following:

         a. the Company's Articles of Incorporation, as filed with the Secretary of State of Maryland on September 11, 1984, and all amendments thereto (such Articles, as presently in effect and as they shall from time to time be amended or supplemented, are herein called the "Articles of Incorporation");

         b. the Company's By-Laws and amendments thereto (such ByLaws, as presently in effect and as they shall from time to time be amended, are herein called the "By-Laws");

         c. resolutions of the Company's Board of Directors authorizing the appointment of the Investment Adviser and approving this Agreement;

         d. the Company's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission on September 11, 1984 and all amendments thereto;

         e. the Company's Registration Statement on Form N-1A under the Securities Act of 1933, as amended ("1933 Act") (File No. 2-93214) and under the 1940 Act as filed with the Securities and Exchange Commission and all amendments thereto; and

         f. the Company's most recent Prospectuses and Statement of Additional Information (such Prospectuses and Statement of Additional Information, as presently in effect and all amendments and supplements thereto, are herein called the "Prospectuses").


         The Company will furnish the Investment Adviser from time to time with copies of all amendments of or supplements to the foregoing.

         3. Management. Subject to the supervision of the Company's Board of Directors, the Investment Adviser will provide a continuous investment program for each portfolio of the Company, including investment guidelines and management with respect to all securities and investments and cash equivalents held by the existing portfolios and such other portfolios (hereinafter collectively, the "Portfolios") offered by the Company and identified by the Company as appropriate. The Investment Adviser will determine from time to time what securities and other investments will be purchased, retained, or sold by the Company. The Investment Adviser will provide the services under this Agreement in accordance with the Company's investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of the Company's Board of Directors.

         The Investment Adviser further agrees that it:


         a. will conform with all applicable Rules and Regulations of the Securities and Exchange Commission and will in addition conduct its activities under this Agreement in accordance with any regulations of the Comptroller of the Currency pertaining to the investment advisory activities of national banks;

         b. will not make loans to any person to purchase or carry the Company's shares or make loans to the Company;

         c. will place orders pursuant to its investment determinations for the Company on behalf of its Portfolios either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers the primary consideration of the Investment Adviser will be the prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers or dealers who provide supplemental research to the Investment Adviser may receive orders for transactions with the Company. In no instance will portfolio securities be purchased from or sold to CoreStates Financial Corp or any affiliated person of either the Company or CoreStates Financial Corp;

         d. will maintain all books and records with respect to the Company's portfolio securities transactions and will furnish the Company's Board of Directors such periodic and special reports as the Board may request;

         e. will treat confidentially and as proprietary information of the Company all records and other information relative to the Company and prior, present, or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Company, which approval shall not be unreasonably withheld and may not be withheld where the Investment Adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Company;

         f. will provide to the Company and the Company's other service providers, at such intervals as may be reasonably requested by the Company, information relating to (i) the performance of services by the Investment Adviser hereunder, and (ii) market quotations of portfolio securities held by the Company on behalf of its Portfolios;

         g. will direct and use its best efforts to cause the broker or dealer involved in any portfolio transaction with the Company to send a written confirmation of such transaction to the Company's Custodian and Transfer Agent; and

         h. will not purchase shares of the Company for itself or for accounts with respect to which it is exercising sole investment discretion in connection with such transactions.


         4. Services Not Exclusive. The investment management services furnished by the Investment Adviser hereunder are not to be deemed exclusive, and the Investment Adviser shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby.

         5. Books and Records. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Investment Adviser hereby agrees that all records which it maintains for the Company are the property of the Company and further agrees to surrender promptly to the Company any of such records upon the Company's request. The Investment Adviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

         6. Expenses. During the term of this Agreement, the Investment Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities (including brokerage commissions, if any) purchased for the Company and the cost of obtaining market quotations of portfolio securities held by the Company.

         7. Compensation. For the services provided and the expenses assumed pursuant to this Agreement, effective as of the date of this Agreement, the Company will pay the Investment Adviser and the Investment Adviser will accept as full compensation for services rendered to the Portfolios therefor, the fees detailed in Appendix A attached to this Agreement; provided, however, that if the total expenses borne by any Portfolio of the Company in any fiscal year of the Company exceeds any expense limitations imposed by applicable state securities laws or regulations, the Investment Adviser will reimburse the Portfolio for a portion of such excess equal to the amount of such excess times the ratio of the fees otherwise payable to the Investment Adviser hereunder to the aggregate fees otherwise payable to the Investment Adviser hereunder and SEI Fund Resources pursuant to an Administration Agreement between it and the Company. The Investment Adviser's obligation to reimburse the Company on behalf of its Portfolios hereunder is limited in any fiscal year of the Company to the amount of the Investment Adviser's fee hereunder for such fiscal year; provided, however, that notwithstanding the foregoing, the Investment Adviser shall reimburse the Company for such excess regardless of the fees paid to it to the extent that the securities laws or regulations of any state having jurisdiction over the Company so require. Any such expense reimbursements will be estimated daily and reconciled and paid on a monthly basis.

         8. Use of Investment Adviser's Name and Logo. The Company agrees that it shall furnish to the Investment Adviser, prior to any use or distribution thereof, copies of all prospectuses, statements of additional information, proxy statements, reports to shareholders, sales literature, advertisements, and other material prepared for distribution to shareholders of the Portfolios of the Company or to the public, which in any way refer to or describe the Investment Adviser or which include any trade names, trademarks, or logos of the Investment Adviser or any affiliate of the Investment Adviser. The Company further agrees that it shall not use or distribute any such material if the Investment Adviser reasonably objects in writing to such use or distribution within ten business days after the date such material is furnished to the Investment Adviser. The provisions of this section shall survive the termination of this Agreement.

         9. Limitation of Liability. The Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

         10. Duration and Termination. This Agreement will become effective for each Portfolio as of the date first above written. Subject to the provisions for termination as provided herein, this Agreement shall remain in effect for each Portfolio until the earlier of the Closing Date defined in the Agreement and Plan of Reorganization dated as of April 15, 1998 with respect to each Portfolio or for two years from the date first above written and from year to year thereafter, provided such continuance is specifically approved at least annually
(a) by the vote of a majority of those members of the Company's Board of Directors who are not parties to this Agreement or interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Company's Board of Directors or by vote of a majority of the Portfolio's outstanding voting securities. Notwithstanding the foregoing, this Agreement may be terminated at any time on sixty days written notice, without the payment of any penalty, by the Company (by vote of the Board of Directors or by vote of a majority of the Portfolio's outstanding voting securities) or by the Investment Adviser. This Agreement will immediately terminate in the event of its assignment. (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" shall have the same meaning of such terms in the 1940 Act.)

         11. Name Protection After Termination. In the event this Agreement is terminated by either party or upon written notice from the Investment Adviser at any time, the Company hereby agrees that it will eliminate from its corporate name any references to the name "CoreFunds." The Company shall have the nonexclusive use of the name "CoreFunds" in whole or in part so long as this Agreement is effective or until such notice is given.

         12. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged, or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Agreement shall be effective until approved by vote of a majority of the Portfolio's outstanding voting securities.

         13. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and shall be governed by Pennsylvania law.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                            COREFUNDS, INC.


                                            By ____________________________


                                           CORESTATES INVESTMENT ADVISERS, INC.


                                            By ____________________________

                                   APPENDIX A



Portfolio                                      Advisory Fee as a
                                               Percentage of average
                                               daily net assets

Growth Equity Fund                             .75%
Core Equity Fund                               .74%
Special Equity Fund                            1.50%
Equity Index Fund                              .40%
International Growth Fund                      .80%
Balanced Fund                                  .70%
Short-Intermediate Bond Fund                   .50%
Bond Fund                                      .74%
Short Term Income Fund                         .74%
Government Income Fund                         .50%
Intermediate Municipal Bond Fund               .50%
Pennsylvania Municipal Bond Fund               .50%
New Jersey Municipal Bond Fund                 .50%
Global Bond Fund                               .60%
Cash Reserve                                   .40%
Treasury Reserve                               .40%
Tax-Free Reserve                               .40%
Elite Cash Reserve                             .20%
Elite Government Reserve                       .20%
Elite Treasury Reserve                         .20%
Elite Tax-Free Reserve                         .20%

                                                            EXHIBIT C

                               E V E R G R E E N
                            Select Money Market Fund
--------------------------------------------------------------------------------
                   FUND AT A GLANCE AS OF FEBRUARY 28, 1998

                                    Portfolio
                                   Management


                              [PHOTO APPEARS HERE]


                                  KELLIE ALLEN
                            Capital Management Group
                              Tenure: November 1996


                              [PHOTO APPEARS HERE]


                                 BRYAN K. WHITE
                            Capital Management Group
                              Tenure: November 1996


TOTAL NET ASSETS:  $2,267,089,021
AVERAGE MATURITY:  69 days

--------------------------------------------------------------------------------
                             PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL
                                                   INSTITUTIONAL         SERVICE
                                                  SHARES             SHARES
                                                 (CLASS I)         (CLASS IS)
Inception Date                                   11/19/96           11/26/96
- --------------------------------------------------------------------------------
One year return                                    5.71%              5.45%
- --------------------------------------------------------------------------------
Average Annual Total Return
   since Inception                                 5.71%              5.45%
- --------------------------------------------------------------------------------
7-day annualized yield                             5.61%              5.36%
- --------------------------------------------------------------------------------
30-day annualized yield                            5.62%              5.37%
- --------------------------------------------------------------------------------
12-month distributions                           $0.056             $0.053
- --------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              PORTFOLIO ALLOCATION
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)


                            [PIE CHART APPEARS HERE]


                     [ ]  Commercial Paper -- 57.1%
                       [ ] Corporate Notes/Bonds -- 26.3%
                       [ ] Certificates of Deposit -- 6.8%
                     [ ]  U.S. Government
                          Agency Notes -- 3.9%
                     [ ]  Variable Rate Notes -- 2.2%
                     [ ]  Funding Agreement -- 2.0%

                     [ ]  Repurchase Agreement
                         and Mutual Fund Shares -- 1.7%


An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                    EVERGREEN
                       Select Municipal Money Market Fund
- ------------------------------------------------------------------------------

                   FUND AT A GLANCE AS OF FEBRUARY 28, 1998

Portfolio Management
- ---------------------

[PHOTO APPEARS HERE]

RICHART K. MARRONE
Capital Management Group
Tenure: November 1996


[PHOTO APPEARS HERE]

    DIANE BEAVER
Capital Management Group
Tenure: November 1996


TOTAL NET ASSETS: $503,766,417

AVERAGE MATURITY: 56 days


                             PERFORMANCE AND RETURNS

                                                        INSTITUTIONAL
                                    INSTITUTIONAL           SERVICE
                                       SHARES               SHARES
                                      (CLASS I)           (CLASS IS)

Inception Date                        11/20/96              11/25/96
One year return                         3.67%                 3.41%
Average Annual Total Return
 since Inception                        3.64%                 3.39%
7-day annualized yield                  3.65%                 3.40%
30-day annualized yield                 3.47%                 3.22%
12-month distributions                $0.036                $0.034


                              PORTFOLIO ALLOCATION

(as a percentage of portoflio assets)

[PIE CHART APPEARS HERE]

[ ] General Obligation - 41.6%
[ ] Housing - 10.7%

[ ] Transportation - 9.2% [ ] Education - 8.9% [ ] Water & Sewer - 8.7%
[ ] Healthcare & Hospitals - 7.9% [ ] Utilities - 7.3% [ ] Pollution Control - 5.1% [ ] Pre-refunded - 0.4% [ ] Mutual Fund Shares - 0.2%


An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                E V E R G R E E N
                        Select Treasury Money Market Fund
--------------------------------------------------------------------------------
                   FUND AT A GLANCE AS OF FEBRUARY 28, 1998

                                    Portfolio
                                   Management


                              [PHOTO APPEARS HERE]


                                  KELLIE ALLEN
                            Capital Management Group
                              Tenure: November 1996


                              [PHOTO APPEARS HERE]


                                 BRYAN K. WHITE
                            Capital Management Group
                              Tenure: November 1996


TOTAL NET ASSETS:  $2,261,759,977
AVERAGE MATURITY:  36 days

--------------------------------------------------------------------------------
                             PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

                                                                   INSTITUTIONAL
                                                   INSTITUTIONAL         SERVICE
                                                  SHARES             SHARES
                                                 (CLASS I)         (CLASS IS)
Inception Date                                   11/20/96           11/27/96
- --------------------------------------------------------------------------------
One year return                                    5.51%              5.25%
- --------------------------------------------------------------------------------
Average Annual Total Return
   since Inception                                 5.51%              5.25%
- --------------------------------------------------------------------------------
7-day annualized yield                             5.46%              5.21%
- --------------------------------------------------------------------------------
30-day annualized yield                            5.41%              5.16%
- --------------------------------------------------------------------------------
12-month distributions                           $0.055             $0.052
- --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              PORTFOLIO ALLOCATION
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)


                            [PIE CHART APPEARS HERE]


                       [ ] Repurchase Agreements -- 72.3%
                        [ ] U.S. Treasury Notes -- 14.5%
                        [ ] U.S. Treasury Bills -- 12.4%
                         [ ] Mutual Fund Shares -- 0.8%


An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.


4

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                               ELITE CASH RESERVE
                             ELITE TREASURY RESERVE
                             ELITE TAX-FREE RESERVE

                                    Series of

                                 COREFUNDS, INC.
                            530 East Swedesford Road
                            Wayne, Pennsylvania 19087
                                 (800) 355-2673

                        By and In Exchange For Shares of

                       EVERGREEN SELECT MONEY MARKET FUND
                   EVERGREEN SELECT TREASURY MONEY MARKET FUND
                  EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND

                                    Series of

                       EVERGREEN SELECT MONEY MARKET TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Elite Cash Reserve, Elite
Treasury Reserve and Elite Tax-Free Reserve (each an "Elite Money Market Fund" and together, the "Elite Money Market Funds") series of CoreFunds, Inc., to Evergreen Select Money Market Fund, Evergreen Select Treasury Money Market Fund, and Evergreen Select Municipal Money Market Fund, respectively, (each a "Select Money Market Fund" and together, the "Select Money Market Funds") series of Evergreen Select Money Market Trust, in exchange for Institutional Service shares (to be issued to holders of Class C shares of each Elite Money Market
Fund), and Institutional shares (to be issued to holders of Class Y shares of each Elite Money Market Fund) of beneficial interest, $.001 par value per share, of each corresponding Select Money Market Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of the Select Money Market Funds dated June 1, 1998;


         (2) The Statement of Additional Information of the Elite Money Market Funds dated November 1, 1997;

         (3) Annual Report of the Select Money Market Funds for the year ended February 28, 1998;

         (4) Annual Report of the Elite Money Market Funds for the year ended June 30, 1997;

         (5) Semi-Annual Report of the Elite Money Market Funds for the six month period ended December 31, 1997; and

         (6) Pro Forma Combining Financial Statements (unaudited) dated February 28, 1998 of Evergreen Select Money Market Fund and Evergreen Select Municipal Money Market Fund.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of the Select Money Market Funds and the Elite Money Market Funds dated June 1, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Select Money Market Funds or the Elite Money Market Funds at the telephone numbers or addresses set forth above.

         The date of this Statement of Additional Information is June 1, 1998.

                       EVERGREEN SELECT MONEY MARKET TRUST

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700


                            SELECT MONEY MARKET FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 1, 1998

                EVERGREEN SELECT MONEY MARKET FUND ("MONEY FUND")
         EVERGREEN SELECT MUNICIPAL MONEY MARKET FUND ("MUNICIPAL FUND")
          EVERGREEN SELECT TREASURY MONEY MARKET FUND ("TREASURY FUND")
     VERGREEN SELECT 100% TREASURY MONEY MARKET FUND ("100% TREASURY FUND")
                     (EACH A "FUND"; TOGETHER, THE "FUNDS")

                 EACH FUND IS A SERIES OF AN OPEN-END MANAGEMENT
                  INVESTMENT COMPANY KNOWN AS EVERGREEN SELECT
                        MONEY MARKET TRUST (THE "TRUST").



         The Funds offer two classes of shares: Institutional Shares and Institutional Service Shares. Each class is offered through a separate prospectus. This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with a prospectus of the Funds dated June 1, 1998, as supplemented from time to time. You may obtain prospectuses from Evergreen Distributor, Inc.








                                                       23992

                                TABLE OF CONTENTS


FUND INVESTMENTS .. ........................................................   3
   General Information......................................................   3
   Fundamental Policies.....................................................   7
   Investment Guidelines....................................................   8
MANAGEMENT OF THE TRUST.....................................................   9
PRINCIPAL HOLDERS OF FUND SHARES............................................  11
SERVICE PROVIDERS...........................................................  15
         Investment Adviser.................................................  15
         Distributor........................................................  15
         Administrator......................................................  15
         Transfer Agent ....................................................  15
         Independent Auditors...............................................  15
         Custodian..........................................................  15
         Legal Counsel......................................................  15
INVESTMENT ADVISORY AGREEMENTS..............................................  16
DISTRIBUTION PLAN FOR INSTITUTIONAL SERVICE SHARES..........................  16
BROKERAGE...................................................................  17
         Selection of Brokers...............................................  17
         Brokerage Commissions..............................................  17
         Simultaneous Transactions..........................................  18
TRUST ORGANIZATION..........................................................  18
         Form of Organization...............................................  18
         Description of Shares..............................................  18
         Voting Rights......................................................  18
         Limitation of Trustees' Liability..................................  19
PURCHASE, REDEMPTION AND PRICING OF SHARES..................................  19
         Exchanges..........................................................  19
         Calculation of Net Asset Value Per Share...........................  19
         Valuation of Portfolio Securities..................................  19
         Shareholder Services...............................................  19
PRINCIPAL UNDERWRITER.......................................................  20
ADDITIONAL TAX INFORMATION..................................................  21
         Requirements for Qualification as a Regulated Investment Company...  21
         Taxes on the Sale or Exchange of Fund Shares.......................  21
         Taxes on Distributions.............................................  22
         Special Tax Considerations for Municipal Fund Shareholders.........  22
         Other Tax Considerations...........................................  23
EXPENSES ...................................................................  23
         Trustee Compensation...............................................  23
         Advisory Fees......................................................  24
         Distribution Fees for Institutional Service Shares.................  25
         Brokerage Commissions Paid.........................................  25
PERFORMANCE.................................................................  25
         Current, Effective and Tax-Equivalent Yields..... .................  25
FINANCIAL STATEMENTS........................................................  27
ADDITIONAL INFORMATION......................................................  27
APPENDIX A.................................................................. A-1




                                                       23992
                                        2

 FUND INVESTMENTS


GENERAL INFORMATION

         The investment objective of each Fund and a description of the securities in which each Fund may invest are set forth in each Fund's prospectus. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

         Each Fund will invest in short-term securities that are determined to present minimal credit risk and are, at the time of acquisition, eligible securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended ("Rule 2a-7"). Short-term securities are those having remaining maturities of 397 days or less. Each Fund will also comply with the diversification requirements and other applicable requirements prescribed by Rule 2a-7.

Municipal Bonds (Municipal Fund)

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, L.P. ("Fitch"). Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rate and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment adviser would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the

                                                       23992
                                        3
provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Government Securities

         Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be supported by the full faith and credit of the U.S. Government, by the right of the issuer to borrow from the Treasury, or only by the credit of the agency or instrumentality itself. TREASURY FUND and 100% TREASURY FUND will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. Government. MONEY FUND and MUNICIPAL FUND may invest in any security issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

        Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

            (I) Farm Credit System,including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

            (ii)    Farmers Home Administration;

            (iii)   Federal Home Loan Banks;

            (iv)   Federal Home Loan Mortgage Corporation;

            (v)    Federal National Mortgage Association; and

            (vi)   Student Loan Marketing Association.


Securities Issued by the Government National Mortgage Association ("GNMA")(Money Fund, Municipal Fund)

        The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

                                                       23992
                                        4

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Virgin Islands, Guam and Puerto Rico (Municipal Fund)

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from federal income taxes. The Fund does not presently intend to invest more than (a) 5% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

          Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Loans of Securities

         To generate income and offset expenses,each Fund except 100% Treasury Fund, may lend portfolio securities to broker-dealers and other financial institutions. A Fund will require borrowers to provide collateral in cash or government securities at least equal to the value of the securities loaned. A Fund may invest such collateral in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. While securities are on loan, the borrower will pay a Fund any income accuring on the security.

23654
                                        5

 .

         Each Fund may make loans only to borrowers which meet credit standards set by the Board of Trustees. Income to be earned from the loan must justify the attendant risks. Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it may not be able to retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

         Each Fund has the right to call a loan and obtain the securities lent upon giving notice of not more than five business days.

Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the Adviser (as defined later) to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund, its custodian, or the counterparty's custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's Adviser believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

23654
                                        6

FUNDAMENTAL POLICIES

              The Funds have adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of each Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in a particular industry except (1) domestic bank money instruments and (2) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Issuing Senior Securities

         Except as permitted under in the 1940 Act, each Fund may not issue senior securities.

Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

Loans to Other Persons

         Each Fund may not make loans to other persons, except that the Fund may lend its portfolio

23654
                                        7
securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.


Investment in Federally Tax-Exempt Securities

         MUNICIPAL FUND will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission ("SEC") or its staff concerning investment in tax-exempt securities for Funds with the words "tax-exempt," "tax-free," or "municipal" in their names.


INVESTMENT GUIDELINES

         Unlike the Fundamental Policies above, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Borrowings

         Each Fund may borrow money from banks or enter into reverse repurchase agreements in an amount up to one third of its total assets. Each Fund may also borrow an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes. Each Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin to the extent permitted by applicable law.

Illiquid and Restricted Securities

         Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.

         MONEY FUND and MUNICIPAL FUND may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to be traded freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make

23654
                                        8
a market in the security; and (4) the nature of the security and the nature of the marketplace trades.


Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not: (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

Short Sales

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.



                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.

NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      and former Managing Director, Seaward
                                                                     Management Corporation (investment advice).

K. Dun Gifford                         Trustee                       Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus and
                                                                     Director, American Institute of Food and Wine;
                                                                     Chairman and President, Oldways Preservation and
                                                                     Exchange Trust (education); former Chairman of the
                                                                     Board, Director, and Executive Vice President, The
                                                                     London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive
                                                                     Officer, Gifford Gifts of Fine Foods; former
                                                                     Chairman, Gifford, Drescher & Associates
                                                                     (environmental consulting); and former Director,
                                                                     Keystone Investments, Inc.


                                                       22987
                                                        12




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix Total
                                                                     Return Fund and Equifax, Inc.; Trustee of Phoenix
                                                                     Series Fund, Phoenix Multi-Portfolio Fund, and The
                                                                     Phoenix Big Edge Series Fund; and former President,
                                                                     Morehouse College.


Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

William Walt  Pettit*                Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                  Trustee                            Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake
                                                                     Beam Morin, Inc. (executive outplacement); Director
                                                                     of Connecticut Natural Gas Corporation, Hartford
                                                                     Hospital, Old State House Association, Middlesex
                                                                     Mutual Assurance Company, and Enhance Financial
                                                                     Services, Inc.; Chairman, Board of Trustees,
                                                                     Hartford Graduate Center; Trustee, Greater Hartford
                                                                     YMCA; former Director, Vice Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation;
                                                                     former Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,
                                                                     Inc.


                                                       22987
                                                        13




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
William J. Tomko**                   President and                   Senior Vice President and Operations Executive,
(DOB:8/30/58)                        Treasurer                       BYSIS Fund Services.

George O. Martinez**                 Secretary                       Senior Vice President and Director of
(DOB: 3/11/59)                                                       Administration and Regulatory Services, BISYS
                                                                     Fund Services; Vice President/Assistant General
                                                                     Counsel, Alliance Capital Management from 1988
                                                                     to 1995.


*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001




                        PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of April 30, 1998.

MONEY FUND INSTITUTIONAL SHARES
First Union National Bank                   72.600%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon St, 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                   13.781%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon St, 3rd Floor
Charlotte, NC 28202-1911

Evergreen Money Market                      10.105%
Inst'l Fund Reinvest A/C
c/o FUNB for Customers
One First Union Center
301 South College Street
Charlotte, NC 28202-6000

MONEY FUND INSTITUTIONAL SERVICE SHARES
Evergreen Inst'l Money Market               49.120%
"A" Share Fund Reinvest A/C
c/o FUNB for Customers
One First Union Center
301 South College Street
Charlotte, NC 28202-6000

First Union National Bank                   32.326%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                   5.015%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

MUNICIPAL FUND INSTITUTIONAL SHARES
First Union National Bank                   96.825%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

MUNICIPAL FUND INSTITUTIONAL SERVICE SHARES
First Union National Bank                   64.512%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

Evergreen Institutional                     5.955%
Tax-Exempt Fund Reinvest A/C
c/o FUNB for Customers
One First Union Center
301 South College Street
Charlotte, NC 28202-6000

TREASURY FUND INSTITUTIONAL SHARES
First Union National Bank                   62.571%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                   37.406%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

TREASURY FUND INSTITUTIONAL SERVICE SHARES
First Union National Bank                   42.255%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                   37.291%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

Evergreen Institutional                     12.706%
Treasury Fund Reinvest A/C
c/o FUNB for Customers
One First Union Center
301 South College Street
Charlotte, NC 28202-6000

100% TREASURY FUND INSTITUTIONAL SHARES
First Union National Bank                   6.518%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

First Union National Bank                   8.275%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911


100% TREASURY FUND INSTITUTIONAL SERVICE SHARES
First Union National Bank                   98.886%
Trust Accounts
Attn: Ginny Batten CMG-1151-2
401 S Tryon Street, 3rd Floor
Charlotte, NC 28202-1911

                                SERVICE PROVIDERS

INVESTMENT ADVISER

         The investment adviser to each Fund is First Union National Bank ("FUNB" or the "Adviser"), a subsidiary of First Union Corporation ("First Union"), a bank holding company. FUNB is located at 201 South College Street, and First Union at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Adviser is supervised by the Board of Trustees. For information about advisory fees and services, see "Investment Advisory Agreements" below.

DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor"),125 W. 55th Street, New York, NY 10019 markets the Funds through broker-dealers and other financial representatives.

ADMINISTRATOR

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to each Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries. The fee paid to EIS is calculated in accordance with the following schedule: 0.50% on the first $7 billion; 0.035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion.

TRANSFER AGENT

         Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, is the Funds' transfer agent. ESC, a subsidiary of First Union, issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

INDEPENDENT AUDITORS

         Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, audits the annual financial statements of each Fund.

CUSTODIAN

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02205-9827, keeps custody of each Fund's securities and cash and performs other related duties.

LEGAL COUNSEL

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.

                         INVESTMENT ADVISORY AGREEMENTS

         On behalf of each of its Funds, the Trust has entered into an investment advisory agreement with the Adviser (the "Advisory Agreements"). Under the Advisory Agreements, FUNB is entitled to receive from each Fund an advisory fee based on a percentage of each Fund's average daily net assets. Computed daily and paid monthly, the fee is 0.15% for MONEY FUND, MUNCIPAL FUND and TREASURY FUND, and 0.25% for 100% TREASURY FUND. Currently, FUNB voluntarily limits the fee for 100% TREASURY FUND to 0.15%, but FUNB may modify or cancel this limit at any time.
         Under the Advisory Agreements, and subject to the supervision of the Trust's Board of Trustees, the Adviser furnishes each Fund with investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not interested persons of a Fund, as defined in the 1940 Act) ; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes;
(7) costs and expenses under the Distribution Plan (as applicable); (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the Securities and Exchange Commission and other authorities; and (15) all extraordinary charges and expenses of such Fund.

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment adviser. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment adviser. The Funds may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.



               DISTRIBUTION PLAN FOR INSTITUTIONAL SERVICE SHARES

         Rule 12b-1 under the 1940 Act permits investment mutual funds to use their assets to pay for distributing their shares. Each Fund has adopted a distribution plan for its Institutional Service Shares (the "Plan") that permits the Fund to deduct up to 0.25% of the Institutional Service Shares' average net assets to pay for shareholder services. The Board of Trustees, including a majority of the Independent Trustees, has approved the plan.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. (The Funds, however, do not deduct distribution costs from Institutional Service Share assets, only shareholder service fees.) The
NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

         The Independent Trustees or a majority of the outstanding voting shares of a Fund's Institutional Service Shares may terminate the Plan.

         The Funds cannot change the Plan in a way that materially increases the
distribution   expenses  of  Institutional   Service  Shares  without  obtaining
shareholder approval. Otherwise, the Trustees may amend the Plan.

         Management must report the amounts and purposes of expenditures under the Plan to the Independent Trustees quarterly.

         While the Plan is in  effect,  a Fund will be  required  to commit  the
selection  and  nomination  of  candidates  for  Independent   Trustees  to  the
discretion of the Independent Trustees.



                                    BROKERAGE


         Due to the possibility of further regulatory developments affecting the securities exchanges and brokerage practices, the Board of Trustees may modify or eliminate any of the following policies.

SELECTION OF BROKERS

         In effecting transactions in portfolio securities for each Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided each Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.


BROKERAGE COMMISSIONS

         Each Fund expects to buy and sell its fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

SIMULTANEOUS TRANSACTIONS

         The Adviser makes investment decisions for each Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the Adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The Adviser strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Funds, but the ideal price or trading volume may not always be achieved for an individual Fund. The Funds may occasionally participate in group bidding to purchase securities directly from issuers at lower prices.




                               TRUST ORGANIZATION

FORM OF ORGANIZATION

         Each Fund is a series of an open-end management investment company, known as Evergreen Select Money Market Trust (the "Trust"). The Trust was formed as a Delaware business trust on September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.


DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.


VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non- cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.



                   PURCHASE, REDEMPTION AND PRICING OF SHARES


EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen "Select" fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.


CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV twice daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its NAV on days on which there have been no purchases or sales of its shares. A Fund will also not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         The securities in a Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing rates. As a result, the market value of the obligations in a Fund's portfolio may vary from the value determined using the amortized cost method. Securities which are not rated are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at the fair value as determined in good faith by the Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a noninterest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT
COMPANY

         100% Treasury Fund intends to qualify for and elect, and each of the other Funds have qualified and intend to qualify for and elect, the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months (this requirement is repealed for Fund fiscal years beginning after August 5, 1997); and (iii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of a Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.


TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder may realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Also, a shareholder must treat as long-term capital gains or losses any capital gains or losses on Fund shares held for more than one year. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.


TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). Since none of a Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

         From time to time, each Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Each Fund will inform its shareholders of the portion if any of a long-term capital gain distribution which is subject to tax at the maximum 28% rate and the portion if any of long-term capital gain distribution which is subject to tax at the maximum 20% rate. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.


SPECIAL TAX CONSIDERATIONS FOR MUNICIPAL FUND SHAREHOLDERS

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult a tax adviser concerning such user's qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Under particularly unusual circumstances, such as when the Fund is in a prolonged defensive investment position, it is possible that no portion of the Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax. The Fund does not presently anticipate, however, that such unusual circumstances will occur.

         The Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.


OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    EXPENSES

TRUSTEE COMPENSATION

          Listed below is the Trustee compensation for the twelve-month period ended February 28, 1998.



TRUSTEE                           COMPENSATION FROM           COMPENSATION FROM
                                  TRUST                       TRUST AND FUND
                                                              COMPLEX
================================  ==========================  ==================
Laurence B. Ashkin                $5,971                      $70,838
Charles B. Austin III             $981                        $44,135
K. Dun Gifford                    $938                        $40,027
James S. Howell                   $8,210                      $110,819

TRUSTEE                           COMPENSATION FROM           COMPENSATION FROM
                                  TRUST                       TRUST AND FUND
                                                              COMPLEX
================================  ==========================  ==================
Leroy Keith Jr.                   $938                        $40,427
Gerald M. McDonnell               $6,655                      $96,988
Thomas L. McVerry                 $7,093                      $98,502
William Walt Pettit               $6,611                      $94,266
David M. Richardson               $938                        $43,719
Russell A. Salton, III            $6,834                      $97,526
Michael S. Scofield               $6,898                      $100,290
Richard J. Shima                  $4,146                      $64,560
================================  ==========================  ==================




ADVISORY FEES

         The table below shows amounts the Adviser was entitled to receive from each Fund for the fiscal year or period indicated. These fees, however, were wholly or partially waived by the Adviser. Partial waiver amounts are noted below. Otherwise, the Adviser completely waived its fee. For more information, see "Investment Advisory and Other Services."



ADVISORY FEES
                              Year/Period
FUND                           Ended 1998                  Period Ended 1997
============================= ============================ =====================
Money Fund                         $2,502,328 (a) (1)              $337,302 (c)
Municipal Fund                        $489,951 (a)                  $77,430 (d)
Treasury Fund                      $2,181,556 (a) (2)              $199,136 (d)
100% Treasury Fund                   $111, 904 (b)                      N/A
============================= ============================ =====================

(a) Year ended  2/28/98
(b) 12/8/97* to 2/28/98
(c)  11/19/96* to  2/28/97
(d)  11/20/96*  to  2/28/97
 *  commencement of operations

(1) Of that amount,  $522,139  waived by Adviser.
(2) Of that amount, $708,945 waived by Adviser.

         In addition to the waivers described above, the Adviser reimbursed $25,052 of Municipal Fund's expenses and $63,413 of 100% Treasury Fund's expenses.

DISTRIBUTION FEES FOR INSTITUTIONAL SERVICE SHARES

         Pursuant to each Fund's Distribution Plan, the following amounts were deducted from the net assets of each Fund's Institutional Service Shares for the fiscal year or period ended February 28, 1998. For more information, see "Distribution Plan for Institutional Service Shares."



DISTRIBUTION FEES
============================================================
Money Fund (a)                     $2,025,350
Municipal Fund (a)                 $62,315
Treasury Fund (a)                  $1,467,114
100% Treasury Fund (b)             $2,203
=================================  =========================

 (a) Year ended 2/28/98
 (b) 12/8/97 (commencement of operations) to 2/28/98



BROKERAGE COMMISSIONS PAID

         The Funds have paid no brokerage commissions since their respective inceptions.


                                   PERFORMANCE

CURRENT, EFFECTIVE AND TAX-EQUIVALENT YIELDS

         Each Fund may quote a "current yield" or "effective yield" from time to time. The current yield is an annualized yield based on the actual total return for a seven-day period. The effective yield is an annualized yield based on a compounding of the current yield. These yields are each computed by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (shown as "beginning account value" in the formula below), excluding capital changes. The net change in account value will generally equal the total dividends declared with respect to the account. The yields are then computed as follows:

         Current Yield = BEGINNING ACCOUNT VALUE X 365/7

         Effective Yield = [(1 + TOTAL DIVIDEND FOR 7 DAYS) 365/7]-1

         Yield fluctuations may reflect changes in a Fund's net investment income. Portfolio changes resulting from net purchases or net redemptions of the Fund's shares may also affect the yield. Accordingly, a Fund's yield may vary from day to day. The yield stated for a particular past period is not necessarily representative of its future yield. Since each Fund uses the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from unrealized gains or losses not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. A Fund's yield is not guaranteed, and the principal is not insured.

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of (1) the kind and quality of the instruments a Fund holds, (2) portfolio maturity, (3) operating expenses and (4) market conditions.

         In periods of declining interest rates, yields will tend to be somewhat higher than prevailing market rates. In periods of rising interest rates, yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         For  the  MUNICIPAL  FUND,  a   tax-equivalent   yield  is  calculated,
reflecting the rate an investor would need to earn from a fully taxable investment to equal the yield the Fund would provide after federal taxes.
The following formula is used:

 Tax-Equivalent Yield =  EFFECTIVE YIELD
                      ----------------------------
                        1 - FEDERAL TAX RATE

         Below are the yields of each Fund for the seven-day period ended February 28, 1998. With respect to the tax-equivalent yield of MUNICIPAL FUND, a federal tax rate of 36% is assumed.



FUND                                  Current          Effective      Tax
                                      Yield            Yield          Equivalent
                                      Yield
===================================== ================ ==============  =========
MONEY FUND
                                      ================ ==============  =========
Institutional Shares                  5.61%            5.76%           N/A
Institutional Service Shares          5.36%            5.50%           N/A
MUNICIPAL FUND
Institutional Shares                  3.65%            3.71%           5.80%
Institutional Service Shares          3.40%            3.45%           5.39%
TREASURY FUND
Institutional Shares                  5.46%            5.58%           N/A
Institutional Service Shares          5.21%            5.32%           N/A
100% TREASURY FUND
Institutional Shares                  5.17%            5.30%           N/A
Institutional Service Shares          4.88%            4.99%           N/A
===================================== ================ ==============  =========

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC by calling 1-800- 633-2700 or by writing to ESC at P.O. Box 2121, Boston, Massachusetts 02106-2121.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Funds' prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Funds' prospectuses and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                   APPENDIX A

DESCRIPTION OF BOND RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P").

An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or due to other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default-capacity and willingness of the obligor to make timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2. Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances it differs from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A and BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A--average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of credit within those rating categories.

Fitch Investors Service L.P.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to these categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

o SP-2 Satisfactory capacity to pay principal and interest.

o SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody's:   Commercial  paper  rated  "Prime"  carries  the  smallest  degree  of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

S&P: "A" is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps, which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service L.P.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having the strongest degree of assurance for timely payment; F-1 -- very strong, with only a slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

                                 COREFUNDS, INC.
                       Statement of Additional Information

                                November 1, 1997


                                TABLE OF CONTENTS

THE COMPANY..........................................................B-2
INVESTMENT POLICIES..................................................B-3
INVESTMENT RESTRICTIONS..............................................B-10
TEMPORARY INVESTMENTS................................................B-15
SPECIAL CONSIDERATIONS...............................................B-17
PURCHASE AND REDEMPTION INFORMATION..................................B-17
NET ASSET VALUE......................................................B-19
DIVIDENDS............................................................B-20
PERFORMANCE .........................................................B-21
ADDITIONAL INFORMATION CONCERNING TAXES..............................B-27
DESCRIPTION OF SHARES................................................B-30
DIRECTORS AND OFFICERS...............................................B-32
INVESTMENT ADVISER...................................................B-33
SUB-ADVISERS.........................................................B-35
PORTFOLIO TRANSACTIONS...............................................B-37
ADMINISTRATOR........................................................B-39
DISTRIBUTOR..........................................................B-41
EXPENSES.............................................................B-43
LEGAL COUNSEL........................................................B-44
MISCELLANEOUS........................................................B-44
PRINCIPAL HOLDERS OF SECURITIES......................................B-44
FINANCIAL STATEMENTS.................................................B-53
APPENDIX.............................................................B-54



         This Statement of Additional Information is meant to be read in conjunction with the applicable Prospectuses for the portfolios offered by CoreFunds, Inc. dated November 1, 1997, and is incorporated by reference in its entirety into those Prospectuses. Because this Statement of Additional Information is not itself a Prospectus, no investment in shares of any portfolio should be made solely upon the information contained herein. Copies of the Prospectuses for the portfolios may be obtained by writing CoreFunds, Inc., c/o SEI Investments, P.O. Box 470, Wayne, Pennsylvania 19087-0470, or by telephoning 1-800-355-CORE.

                                   THE COMPANY

         CoreFunds, Inc. (the "Company") is an open-end management investment company that consists of twenty-one diversified and non-diversified portfolios (the "Fund" or "Funds"). The Company is authorized to offer separate series of shares of beneficial interest (the "Shares") of each Fund. Shareholders may purchase Shares through four separate classes, Class Y, Class A, Class B, and
Class C, which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights, and dividends. Except for these differences between the Class Y, Class A, Class B and Class C Shares, each Share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares."

THE FUNDS

         The information disclosed herein relates to all of the Funds, and all of the Classes of Shares of the Funds, unless otherwise noted. Sections that are particular to a certain Fund will be so referenced, or the Funds may be grouped according to types of investment, as illustrated below.

EQUITY FUNDS:

- - Equity Index Fund
- - Core Equity Fund
- - Growth Equity Fund
- - Special Equity Fund
- - International Growth Fund
- - Balanced Fund

FIXED INCOME FUNDS:

- - Short Term Income Fund
- - Short-Intermediate Bond Fund
- - Government Income Fund
- - Bond Fund
- - Global Bond Fund


TAX-EXEMPT FIXED INCOME FUNDS:

 - Intermediate Municipal Bond Fund
 - Pennsylvania Municipal Bond Fund
 - New Jersey Municipal Bond Fund

TAXABLE MONEY MARKET FUNDS:

- - Treasury Reserve
- - Cash Reserve
- - Elite Treasury Reserve
- - Elite Cash Reserve
- - Elite Government Reserve*

TAX-EXEMPT MONEY MARKET FUNDS:
- - Tax-Free Reserve
- - Elite Tax-Free Reserve

*  This Fund has not yet commenced operations


SALE OF SHARES

         Class Y Shares in the Funds are sold primarily to various types of institutional investors, which may include CoreStates Bank, N.A., and its affiliates and correspondent banks, for the investment of their own funds or funds for which they serve in a fiduciary, agency, or custodial capacity.

         Class A, Class B and Class C Shares of the Funds are offered to the general public as well as to various types of institutional investors, which may include CoreStates Bank, N.A., and its affiliates and correspondent banks, for the investment of their own funds or funds for which they serve in a fiduciary, agency, or custodial capacity. Investors may also include shareholders of other investment companies which are advised by a Fund's adviser or sub-adviser, and whose assets a Fund acquires in a tax-free reorganization, who propose to become shareholders of the Fund as a result of such reorganization. In addition, Class C Shares are offered to cash sweep customers of CoreStates Bank, N.A.

                               INVESTMENT POLICIES

IN GENERAL

         The  following  policies  supplement  the  investment   objectives  and
policies described in the Prospectuses for the Funds set forth below.

                                         - TAX-EXEMPT MONEY MARKET FUNDS -
                                         - TAX-EXEMPT FIXED INCOME FUNDS -

MUNICIPAL SECURITIES

         Municipal securities include debt obligations issued by or on behalf of governmental entities or public authorities to obtain funds for various purposes, including the construction of a wide range of public and privately-operated facilities; the refunding of outstanding obligations; the payment of general operating expenses; and the extension of loans to public institutions and facilities.

         There are, of course, variations in the quality of municipal securities both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") described in the Appendix to this Statement of Additional Information represent their opinions as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. As Investment Adviser, CoreStates Investment Advisers, Inc. ("CoreStates Advisers") will consider such an event in determining whether a Fund should continue to hold the obligation.

         The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations to make payments on its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal securities may be materially adversely affected by litigation or other conditions. For purposes of the investment limitations described in this Statement of Additional Information and the Prospectuses, the District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is considered to be an "issuer." Further, the non-governmental user of facilities financed by industrial development bonds is considered to be an "issuer." With respect to those municipal securities that are supported by a bank guarantee or other credit facility, the bank or other institution (or governmental agency) providing the guarantee or credit facility may also be considered to be an "issuer" in connection with the guarantee or facility.

         Among other types of municipal securities, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, these Funds may invest in other types of tax-exempt instruments such as municipal bonds, industrial development bonds and pollution control bonds, provided (for the Tax-Exempt Money Market Funds) they have remaining maturities of 397 days or less at the time of purchase.

         To the extent that certain of the Funds invest in securities of issuers located in a single state (E.G., Pennsylvania and New Jersey), the Funds are subject to the risks associated with municipal issuers in those states. In particular, these Funds are subject to the risk that issuers in those states may be affected by adverse economic conditions in those states, or by legislative or judicial actions that impair the ability of issuers in those states to make principal or interest payments on such securities.

INFORMATION ON INVESTMENT PRACTICES

         1. VARIABLE RATE DEMAND OBLIGATIONS. Variable rate demand obligations held by the Intermediate Municipal Bond, Pennsylvania Municipal Bond, New Jersey Municipal Bond and Tax-Exempt Money Market Funds may have maturities of more than 397 days, provided (i) the Funds are entitled to the payment of principal and accrued interest at specified intervals not exceeding 397 days and upon not more than 30 days' notice, or (ii) the rate of interest on such obligations is adjusted automatically at periodic intervals, which normally will not exceed 31 days but may extend up to 397 days. This 397 day limit does not apply to the Intermediate Municipal Bond Fund. The rate of interest on such notes is generally based upon the interest rates for commercial paper issued by the master demand note issuer. The rate will be adjusted automatically at periodic intervals which normally will not exceed 31 days but may extend longer. Because master demand notes are direct lending arrangements between such Fund and the issuer, they are not normally traded.

         2. WHEN-ISSUED SECURITIES. The Tax-Exempt Fixed Income and Tax-Exempt Money Market Funds may purchase municipal securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase when-issued securities, the Company will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. Therefore, it may be expected that the Fund's net assets will fluctuate to a greater degree when they set aside portfolio securities to cover such purchase commitments than when they set aside cash. In addition, because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its investment portfolios might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets. CoreStates Advisers intends, however, to take reasonable precautions in connection with the Tax-Free Money Market Funds' investment practices with respect to when-issued securities to avoid any adverse effect on a Fund's policy of maintaining a net asset value per Share at $1.00.

         When acquiring when-issued securities for a Fund, CoreStates Advisers will assess such factors as the stability or instability of prevailing interest rates, the amount and period of a Fund's commitment with respect to the when-issued securities being acquired, the interest rate to be paid on those securities, and the length of a Fund's average weighted portfolio maturity at the time.

         When a Fund engages in when-issued transactions, it relies upon the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                           - SHORT TERM INCOME FUND -
                        - SHORT-INTERMEDIATE BOND FUND -
                           - GOVERNMENT INCOME FUND -

                                  - BOND FUND -
                          - ELITE GOVERNMENT RESERVE -

GNMAS

         These Funds may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. The market value and interest yield of GNMA securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be passed through to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

                            - SHORT TERM INCOME FUND-
                        - SHORT-INTERMEDIATE BOND FUND -
                              - GLOBAL BOND FUND -
                      - INTERMEDIATE MUNICIPAL BOND FUND -
                      - PENNSYLVANIA MUNICIPAL BOND FUND -
                       - NEW JERSEY MUNICIPAL BOND FUND -
                              - TAX-FREE RESERVE -

PUTS

         The Short Term Income Fund, Short-Intermediate Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund and Tax-Free Reserve reserve the right to engage in put transactions. CoreStates Advisers may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity and to permit each Fund to meet redemptions and remain as fully invested as possible. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. Each Fund would limit its put transactions to institutions which its adviser believes present minimal credit risks, and the adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, each

Fund would be general creditor (i.e., on par with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

         The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or a lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. There will not be a limit to the percentage of portfolio securities that the Funds may purchase subject to a put, but the amount paid directly or indirectly for premiums on all puts outstanding will not exceed 2% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the maturity of securities purchased subject to an option to put, and for purposes of determining the dollar-weighted average maturity of a Fund including such securities, the Company will consider the maturity to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

                              - CORE EQUITY FUND -
                             - GROWTH EQUITY FUND -
                             - SPECIAL EQUITY FUND -
                          - INTERNATIONAL GROWTH FUND -


CONVERTIBLE SECURITIES

         Some securities purchased by these Funds (usually bonds, debentures or preferred stock) may have a conversion or exchange feature. This allows the holder to exchange the security for another class of security (usually common stock) according to the specific terms and conditions of the issue. The interest or dividend rate may be lower than the market rate on a comparable non-convertible security, but the market value of the convertible security will rise if the common stock price rises sufficiently. The value of a security is also affected by prevailing interest rates, the credit quality of the issuer, and any put or call provisions.

                              - CORE EQUITY FUND -
                             - SPECIAL EQUITY FUND -
                          - INTERNATIONAL GROWTH FUND -
                              - GLOBAL BOND FUND -

FUTURES AND OPTIONS

         As stated in the Prospectuses, International Growth Fund and Global Bond Fund may purchase futures contracts and purchase or sell options on securities for, among other things, the purposes of hedging against market risks related to the Fund's Portfolio securities, remaining fully invested, and reducing transaction costs and currency fluctuations. In addition, Core Equity Fund and Special Equity Fund may purchase or sell options on securities on a hedged and unhedged basis for, among other things, hedging against market risks, to remain fully invested, reduce transaction costs and increase income.

         FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instruments are traded on national futures exchanges. Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been sold, selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional variation margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. These Funds expect to earn interest income on its margin deposits.

         Regulations of the Commodity Futures Trading Commission ("CFTC") permit the use of future transactions for bona fide hedging purposes without regard to the percentage of assets committed to futures margin and options premiums. In addition, CFTC regulations also allow funds to employ futures transactions for other non-hedging purposes to the extent that aggregate initial futures margins and options premiums do not exceed 5% of total assets. The International Growth and Global Bond Funds will only sell futures contracts to protect securities they own against price declines or purchase contracts to protect against an increase in the price of securities intended for purchase.

         The use of such futures contracts is an effective way in which the International Growth and Global Bond Funds may control the exposure of its income to market fluctuations. While these Funds may incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of U.S. Government securities.

         OPTIONS. Different uses of options have different risk and return characteristics. Generally, purchasing put options and writing call options are strategies designed to protect against falling securities prices. However, the use of such options can limit potential gains if prices rise. Purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time option writing strategies tend to be profitable, while option buying strategies tend to decline in value.

         By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. Writing covered options means that so long as a Fund is obligated as the writer of a call option, it will cover the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). Apart from owning the underlying security, a Fund will be considered "covered" with respect to a put option, if it deposits and maintains liquid assets having a value equal to or greater than the exercise price of the option.

         Through the writing of call or put options, a Fund may obtain a greater current return than would be realized on the underlying securities alone. The Funds receive premiums from writing call or put options, which they retain whether or not the options are exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         The Fund may purchase put options in order to protect portfolio holdings in an underlying security against a decline in the market value of such holdings. Such protection is provided during the life of the put because a Fund may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to a Fund is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         A Fund may wish to protect certain portfolio securities against a decline in market value at a time when no put options on those particular securities are available for purchase. The Fund may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio. While the Fund will only purchase put option on securities where, in the opinion of the Adviser, changes in the value of the put option should generally offset changes in the value of the securities to be hedged, the correlation will be less than in transactions in which the Funds purchase put options on underlying securities they own.

         The Funds may also purchase call options. During the life of the call option, the Fund may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         The securities exchanges have established limitations governing the maximum number of options which may be written or held by an investor or group of investors acting in concert. These position limits may restrict a Fund's ability to purchase or sell options on a particular security. Similarly, the securities exchanges have also established limitations governing the maximum number of options which may be exercised by an investor or group of investors acting as concert. It is possible that with respect to a Fund, the Fund and other clients of the Adviser or any Sub-Adviser, may be considered to be a group of investors acting in concert. Thus, the number of options which a Fund may hold or write may be affected by the options transactions of other investment advisory clients of the Adviser or of any Sub-Advisers.

         RISKS ASSOCIATED WITH FUTURES AND OPTIONS. The primary risks associated with the use of futures and options are (i) imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of a Fund's underlying securities. The risk that the Funds will be unable to close out an outstanding futures and/or options position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although these Funds will not use futures and/or options contracts for speculative purposes, there is the risk that the advisers of these Funds could be incorrect in their assessment of the direction of stock prices.

                          - INTERNATIONAL GROWTH FUND -
                              - GLOBAL BOND FUND -

FORWARD CURRENCY CONTRACTS

         Forward currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but, rather, allow the Funds to establish a rate of exchange for a future point in time.

         When entering into a forward currency contract for the purchase or sale of a security in a foreign currency, these Funds may enter into a contract for the amount of the purchase or sale price to protect against variations between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         Also, when the advisers anticipate that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Funds may enter into a contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Funds will also incur costs in connection with forward currency contracts and conversions of foreign currencies into U.S. dollars.

                                  - ALL FUNDS -

ILLIQUID SECURITIES

         The Funds may invest some of their assets in illiquid securities. Each Fund's advisers, under procedures adopted by the Board of Directors, determine the liquidity of the Fund's investments. The absence of a trading market can make it difficult to determine a market value for illiquid investments. Disposing these investments can involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

                                  - ALL FUNDS -

LENDING OF SECURITIES

         The Funds may lend their portfolio securities to qualified brokers, dealers, banks, and other financial institutions in exchange for cash, letters of credit, government or government agency securities as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Cash collateral received by the Funds will be invested in short-term debt securities.

         These Funds will retain most rights of beneficial ownership, including the right to receive dividends, interest, or other distributions. Voting rights pass with the lending. If a material issue affecting the investment needs to be voted upon, then the Funds will call the loans to vote proxies.

         The Funds will only loan securities to borrowers that CoreStates Advisers deems to be of good standing. Such loans still would involve the risk of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned, or the risk of delay in recovering the securities loaned, or even the loss of rights in the collateral, should the borrower fail financially.

                              - GLOBAL BOND FUND -

SWAPS

         Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if this Fund agrees to exchange payments in U.S. dollars for receipts in foreign currency, the swap agreement would tend to increase the Fund's exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending upon how the Fund uses these agreements, swap agreements may increase or decrease the overall volatility of the Global Bond Fund's investments as well as its share price and yield. The Fund will only enter swaps with counterparties that its advisers deem creditworthy.

         Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These agreements are subject to the risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will be covered by setting aside liquid assets in a segregated account.


                             INVESTMENT RESTRICTIONS

IN GENERAL

         The Prospectuses relating to the Funds list certain investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of each Fund, as defined in the Prospectuses. The additional investment limitations and restrictions listed herein supplement those contained in the applicable Prospectuses. Except as otherwise indicated, these limitations and restrictions may be changed only by such a shareholder vote.

         The percentage limitations noted will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

FUNDAMENTAL INVESTMENT LIMITATIONS AND RESTRICTIONS

                                - EQUITY FUNDS -

The following policies are applicable to the Equity Funds, EXCEPT International Growth Fund, which is subject only to Restrictions #5, #7, #8, #10 and #11. In addition, the Core Equity and Special Equity Funds are NOT subject to Restrictions #2 and #4.

AN EQUITY FUND MAY NOT:

         1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.

         2. Purchase or sell commodities, commodity contracts (including futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments in marketable securities of companies engaged in such activities are not hereby precluded).

         3. Purchase securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets, or where otherwise permitted by the Investment Company Act of 1940 (the "Investment Company Act").

         4. Write or purchase options, including puts, calls, straddles, spreads, or any combination thereof.

         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase securities with legal or contractual restrictions.

         7. Purchase or retain securities of any issuer, if the Officers or Directors of the Company or its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         8. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.

         9. Underwrite the securities of other issuers, except to the extent that the purchase of debt obligations directly from an issuer thereof, in accordance with an Equity Fund's investment objective, policies, and restrictions, may be deemed to be an underwriting.

         10. Purchase any securities which would cause 25% or more of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

         11. Make loans, except that each Fund may purchase or hold certain debt instruments, engage in lending of portfolio securities, in accordance with its policies and limitations, and enter into repurchase agreements, in accordance with its policies and limitations.

                             - FIXED INCOME FUNDS -

The following policies are applicable to the Fixed Income Funds (including the Tax-Exempt Fixed Income Funds).

A FIXED INCOME FUND MAY NOT:

         1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.

         2. Purchase or sell commodities, commodity contracts (including futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments in marketable securities of companies engaged in such activities are not hereby precluded), EXCEPT that the Global Bond Fund may engage in future contracts.

         3. Purchase securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets, or where otherwise permitted by the Investment Company Act.

         4. Write or purchase options, including puts, calls, straddles, spreads, or any combination thereof, except that Government Income Fund, Intermediate Municipal Bond Fund,

                  Global Bond Fund, Pennsylvania Municipal Bond Fund and New Jersey Municipal Bond Fund may engage in put transactions.

         5. Buy common stocks or voting securities.

         6. Invest in any issuer for purposes of exercising control or management.

         7. With respect to the Short Intermediate Bond Fund, purchase securities with legal or contractual restrictions.

         8. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.

         9. Purchase or retain securities of any issuer, if the Officers or Directors of the Company or its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         10. Underwrite the securities of other issuers, except to the extent that the purchase of debt obligations directly from an issuer thereof, in accordance with a Fixed Income Fund's investment objective, policies, and restrictions, may be deemed to be an underwriting.

         11. Make loans, except that each Fund may purchase or hold certain debt instruments, engage in lending of portfolio securities, in accordance with its policies and limitations, and enter into repurchase agreements, in accordance with its policies and limitations.

                         - TAXABLE MONEY MARKET FUNDS -

The following policies are applicable to the Taxable Money Market Funds.

A TAXABLE MONEY MARKET FUND MAY NOT:

         1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.

         2. Purchase or sell commodities, commodity contracts (including futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments in marketable securities of companies engaged in such activities are not hereby precluded).

         3. Purchase securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets, or where otherwise permitted by the Investment Company Act.

         4. Write or purchase options, including puts, calls, straddles, spreads, or any combination thereof.

         5. Buy common stocks or voting securities, or state, municipal or industrial revenue bonds.

         6. Invest in any issuer for purposes of exercising control or management.

         7. Purchase securities with legal or contractual restrictions.

         8. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.

         9. Purchase or retain securities of any issuer, if the Officers or Directors of the Company or its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         10. Underwrite the securities of other issuers, except to the extent that the purchase of debt obligations directly from an issuer thereof, in accordance with a taxable Money Market Fund's investment objective, policies, and restrictions, may be deemed to be an underwriting.

         11. Make loans, except that each Fund may purchase or hold certain debt instruments, engage in lending of portfolio securities, in accordance with its policies and limitations, and enter into repurchase agreements, in accordance with its policies and limitations.

                        - TAX-EXEMPT MONEY MARKET FUNDS -

The following policies are applicable to the Tax-Exempt Money Market Funds.

A TAX-EXEMPT MONEY MARKET FUND MAY NOT:

         1. Invest less than 80% of its total assets in securities, the interest on which is exempt from federal income tax, except during temporary defensive periods.

         2. Purchase or sell commodities, commodity contracts (including futures contracts), oil, gas or mineral exploration or development programs, or real estate (although investments in marketable securities of companies engaged in such activities are not hereby precluded).

         3. Purchase the securities of any one issuer if, as a result thereof, more than 5% of the value of its total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

                  For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to an industrial development bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user. The guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued or guaranteed by the guarantor, and owned by a Tax-Exempt Money Market Fund, does not exceed 10% of the value of the Fund's total assets.

         4. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account.

         5. Purchase securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets, or where otherwise permitted by the Investment Company Act.

         6. Write or purchase options, including puts, calls, straddles, spreads, or any combination thereof.

         7. Buy common stocks or voting securities.

         8. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.

         9. Invest in any issuer for purposes of exercising control or management.

         10. Purchase securities with legal or contractual restrictions.

         11. Purchase or retain securities of any issuer, if the Officers or Directors of the Company or the Fund's investment adviser or sub-adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         12. Underwrite the securities of other issuers, except to the extent that the purchase of debt obligations directly from an issuer thereof, in accordance with a Tax-Exempt Money Market Fund's investment objective, policies, and restrictions, may be deemed to be an underwriting.

         13. Make loans, except that each Fund may purchase or hold certain debt instruments, engage in lending of portfolio securities, in accordance with its policies and limitations, and enter into repurchase agreements, in accordance with its policies and limitations.

NON-FUNDAMENTAL INVESTMENT LIMITATIONS

         The following are non-fundamental investment restrictions that may be changed by a majority of the Board of Directors.

                                  - ALL FUNDS -

         1. With regard to Restriction #2 for each Fund, all Funds have a non-fundamental investment limitation which precludes investments in oil, gas, or other mineral leases, as well as investments in real estate limited partnerships, except for readily marketable interests in real estate investment trusts.

         2. Notwithstanding the language in Restriction #8 for each Fund, each Fund currently has no intention of investing more than 5% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.

                              - CORE EQUITY FUND -
                             - SPECIAL EQUITY FUND -
                                - BALANCED FUND -
                           - SHORT TERM INCOME FUND -
                           - GOVERNMENT INCOME FUND -
                                  - BOND FUND -
                              - GLOBAL BOND FUND -
                      - INTERMEDIATE MUNICIPAL BOND FUND -
                      - PENNSYLVANIA MUNICIPAL BOND FUND -
                       - NEW JERSEY MUNICIPAL BOND FUND -

         Each of the above Funds may not knowingly invest more than 15% of its total assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice.


                              TEMPORARY INVESTMENTS

IN GENERAL

         As stated in the Prospectuses, the Funds may invest a portion of their assets in certain "Temporary Investments." Short-term taxable investments which these Funds may utilize include fixed income securities (such as bonds) and/or money market instruments (such as Treasury bills, certificates of deposit, commercial paper, and repurchase agreements).

         Generally, the Equity and Tax-Exempt Money Market Funds' use of such Temporary Investments is subject to certain minimum ratings by Moody's and/or S&P. These Funds may utilize Temporary Investments that are not rated by either agency if, in the opinion of their investment adviser, they are determined to be of comparable investment quality. See the Appendix to this Statement of Additional Information for a description of applicable ratings.

                                 -EQUITY FUNDS -
                        - TAX-EXEMPT MONEY MARKET FUNDS -

         1. MONEY MARKET INSTRUMENTS. Short-term money market instruments issued in the U.S. (or abroad with respect to International Growth Fund) in which the Equity and Tax-Exempt Money Market Funds may invest temporary cash balances include bankers' acceptances, certificates of deposit, and commercial paper. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank; meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument upon maturity. A certificate of deposit is a negotiable certificate issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Commercial paper consists of unsecured short-term promissory notes issued by corporations and must be rated at least A-1 by S&P or Prime-1 by Moody's.

         Except for International Growth Fund, the Funds will limit their purchases of bank obligations to those of domestic branches of U.S. banks having total assets at the time of purchase of $1 billion or more.

         2. GOVERNMENT OBLIGATIONS. The Equity and Tax-Exempt Money Market Funds may invest in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. U.S. Treasury bills and notes and obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the United States; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the

Treasury; others, such as those of the Fannie Mae, are supported by the discretionary authority of the U.S. Treasury to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         In addition, International Growth Fund may invest in the obligations of foreign governments or foreign governmental agencies deemed to be creditworthy under guidelines approved by the Company's management. Such investments may include securities issued by supranational organizations, such as the European Economic Community and the World Bank, which are chartered to promote economic development and are supported by various governments and governmental entities.

         3. REPURCHASE AGREEMENTS. The Equity and Tax-Exempt Money Market Funds may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, a Fund purchases securities ("collateral") from financial institutions such as banks and broker-dealers ("seller") which are deemed to be creditworthy under guidelines approved by the Funds' management, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund (plus interest) negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities). The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Custodian in the Federal Reserve's book-entry system. Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Funds under the Investment Company Act.

         4. REVERSE REPURCHASE AGREEMENTS. The Equity and Tax-Exempt Money Market Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund enters into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it places in a segregated custodial account liquid assets having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Funds under the Investment Company Act.

         5. FIXED INCOME SECURITIES. The Equity Funds may make short-term investments in investment-grade fixed income debt securities (such as bonds and notes) issued by banks, corporations, and the U.S. Government or governmental entities. The Equity Funds anticipate that their investments in investment-grade debt securities will be generally in those with the most active trading markets. See the attached Appendix for a description of investment-grade securities ratings.

         In addition, International Growth Fund may invest in fixed income investment-grade debt securities of foreign governments or foreign governmental entities. See the attached Appendix for a description of investment-grade securities ratings.

                             SPECIAL CONSIDERATIONS

                                - EQUITY FUNDS -

COMMON STOCKS

         An investment in Shares of the Equity Funds should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of securities held by an Equity Fund or the general condition of the stock markets may worsen, and the value of the securities held by the Fund and, therefore, the value of the Fund's Shares may decline.

         The rights of holders of common stocks to receive payments from the issuers of such common stocks are generally inferior to those of creditors, or holders of preferred stocks of such issuers. Holders of common stocks of the type held by the Equity Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors, and have a right to participate in amounts available for distribution by the issuer upon liquidation only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stocks generally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, frequently on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Common stocks do not represent a secured obligation of the issuer and therefore do not offer an assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest, and dividends, which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock, or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding. Thus, the value of such securities held by the Equity Funds may be expected to fluctuate.

                        - TAX-EXEMPT MONEY MARKET FUNDS -
                        - TAX-EXEMPT FIXED INCOME FUNDS -

MUNICIPAL SECURITIES

         From time to time, proposals have been introduced in Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, and the Funds cannot predict what legislation relating to municipal securities, if any, may be introduced in Congress in the future. It may be noted, however, that the Treasury Department has in the past proposed, as a part of general tax reform, to limit the exemption for state and local bonds to those issued for governmental purposes. Such proposals, if enacted, might materially adversely affect the availability of municipal securities for investment by the Funds and hence the value of their portfolios. In such an event, the Funds would re-evaluate their investment objectives and policies and consider changes in their structure or possible dissolution.


                       PURCHASE AND REDEMPTION INFORMATION

                                  - ALL FUNDS -

         The various types of customer accounts maintained by institutional investors which may be used to purchase Shares of the Funds include: Qualified Individual Retirement and Keogh Plan Accounts (for non-tax-exempt Funds); trust accounts; managed agency accounts; custodial accounts; and various other depository accounts. Investors purchasing Fund Shares may include officers, directors, or employees of CoreStates Financial Corp or its affiliated and subsidiary banks.

         A Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when: (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission. Upon the occurrence of any of the foregoing conditions, a Fund may also suspend or postpone the recordation of the transfer of its Shares.

         The Company also reserves the right to suspend sales of Shares of the Company for any period during which the New York Stock Exchange, the Adviser, the Administrator and/or the Custodian are not open for business. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day; Martin Luther King, Jr.'s Birthday; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Columbus Day; Veterans' Day; Thanksgiving; and Christmas.

         In addition, a Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its Shares in an effort to prevent personal holding company status within the meaning of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund may also make payment for redemption in portfolio securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act. See "Net Asset Value."

SALES CHARGE WAIVERS

         From time to time, the Company may enter into arrangements with certain classes of purchasers who are eligible to purchase Class A Shares of the Funds without a sales charge (see "Sales Charge" in the Individual Shares prospectus).

RIGHTS OF ACCUMULATION

         In calculating the sales charge rates applicable to current purchases of Class A Shares of the Fixed Income and Equity Funds by a "single purchaser," the Company will cumulate current purchases at the offering price with total market value or net investment, whichever is higher, of Class A Shares which are sold subject to a sales charge ("Eligible Funds").

         The term "single purchaser" refers to (i) an individual; (ii) an individual and spouse purchasing Shares of an Eligible Fund for their own account or for trust or custodial accounts for their minor children; or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Code, including related plans of the same employer. To be entitled to a reduced sales charge based upon Shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their children (under age 21), and give the ages of such children. The Funds may amend or terminate this Right of Accumulation at any time as to subsequent purchases.

LETTER OF INTENT

         The reduced sales charges described in the Prospectus for Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written

Letter of Intent provided by the Distributor, and not legally binding on the signer or a Fund which provides for the holding in escrow by the Administrator of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include Shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the purchaser will be asked to pay an amount equal to the difference between the sales charge on the Shares purchased at the reduced rate and the sales charge otherwise applicable to the total Shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Administrator will surrender an appropriate number of the escrowed Shares for redemption in order to realize the difference. Such purchasers may include the market value of all their Shares of the Fund, and of any of the other Funds, previously purchased and still held as of the date of their Letter of Intent toward the completion of such Letter.

CONVERSION FEATURE (CLASS B SHARES)

         As described in the Prospectus, Class B Shares of the Funds will automatically convert to Class A Shares and will no longer be subject to the higher distribution and service fees or the contingent deferred sales charge applicable to Class B Shares after six years after the beginning of the month in which the Shares were issued. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of a sales charge, fee or other charge. Because the per share net asset value of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.


                                 NET ASSET VALUE

                         - TAXABLE MONEY MARKET FUNDS -
                        - TAX-EXEMPT MONEY MARKET FUNDS -

RULE 2A-7

         Each Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. The value of securities held by the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, as amended, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that a Money Market Fund will neither purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

         In addition, each Money Market Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations ("NRSROs") or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. CoreStates Advisers will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by CoreFunds' Board of Directors.

         CoreFunds' Board of Directors has also established procedures reasonably designed, taking into account current market conditions and a Money Market Fund's investment objective, to stabilize such Fund's net asset value per Share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of

Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Money Market Fund's net asset value per Share calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, the Rule requires that the Board of Directors promptly consider what action, if any, should be initiated. If the Board of Directors believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable  any such  dilution  or unfair  results.  These  steps may  include:
selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; or redeeming Shares in kind.

                             - FIXED INCOME FUNDS -

         Portfolio securities which are traded both over-the-counter and on a national securities exchange are valued according to the broadest and most representative market, and it is expected that for bonds, and other fixed income securities, this would ordinarily be the over-the-counter market. Valuation of such securities is the currently quoted bid price on each business day. When securities exchange valuations are used, the valuation will be the latest sale price on such exchange on such business day or, if there is no such reported sale, the current bid price. Short-term investments (if any) are stated at cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in a manner determined in good faith by the Board of Directors to reflect their fair market value.

         Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account a variety of factors in determining fair market value.

         Even though the market prices of intermediate term, fixed income securities tend to be relatively stable, the prices of such securities vary inversely with changes in interest rates and are therefore subject to market price fluctuations. The longer maturity a bond has, the greater the potential for fluctuations in prices.


                                    DIVIDENDS

                                - EQUITY FUNDS -

         The policy of the Equity Index, Core Equity, Growth Equity, Special Equity and Balanced Funds is to generally declare and distribute dividends from their net investment income on a quarterly basis. Distributions of any net realized long-term capital gains will be made at least annually.

         The policy of the International Growth Fund is to generally declare and distribute dividends from its net investment income periodically. Distributions of any net realized capital gains will be made at least annually.

         The shareholders of the Equity Funds have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional full or fractional Shares of the respective Funds at the net asset value in effect on the reinvestment date. The Company's management believes that most investors will wish to take advantage of this privilege. The Equity Funds have, therefore, made arrangements with the Transfer Agent to have all income dividends and capital gains distributions declared by each Fund automatically reinvested in the account of each shareholder. At any time, a shareholder may request in writing to the Company or with the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such a written request, each purchase of Shares of an Equity Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed to receive the dividends and distributions upon all Shares in the shareholder's account and to reinvest them in full and fractional Shares of the Fund at the net asset value in effect at the close of business on the reinvestment date.

         Any dividend or capital gains distribution received by a shareholder shortly after the purchase of Shares of an Equity Fund may have the effect of reducing the per share net asset value of such Shares by the amount of the dividend or distribution. Furthermore, such a dividend or distribution, although in effect a return of capital, may be subject to income taxes.

                             - FIXED INCOME FUNDS -
                         - TAXABLE MONEY MARKET FUNDS -
                        - TAX-EXEMPT MONEY MARKET FUNDS -

         The policy of the Short Intermediate Bond, Bond, Short-Term Income, Government Income, Intermediate Municipal Bond, Pennsylvania Municipal Bond and New Jersey Municipal Bond Funds is to generally declare their net investment income on a daily basis and to make distributions to shareholders in the form of monthly dividends. The policy of Global Bond Fund is to distribute its net investment income in the form of quarterly dividends.

         Net income for dividend purposes includes (i) interest and dividends accrued and discount earned on the Funds' assets (including both original issue and market discount), less (ii) amortization of any premium on such assets and accrued expenses directly attributable to the Funds, and the general expenses (E.G., legal, auditing, and Board of Directors' fees) of the Company prorated to each portfolio on the basis of its relative net assets. For the Fixed Income Funds, realized and unrealized gains and losses on portfolio securities are reflected in fluctuations in net asset value. Net realized long-term capital gains (if any) are distributed at least annually.


                                   PERFORMANCE

                                - EQUITY FUNDS -
                             - FIXED INCOME FUNDS -

TOTAL RETURN

         From time to time, the Funds may advertise total return on an average annual total return basis and on an aggregate total return basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P (1 +
T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.

         The calculation of total return assumes reinvestment of all dividends and capital gain distribution on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. In addition the maximum sales charge for each Fund is deducted from the initial $1,000 payment. Total return may also be shown without giving effect to any sales charges.

         The Funds' performance may from time to time be compared to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services) or financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capitals markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

         The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

         The performance results listed below refer to results on Class Y Shares and Class A Shares (where applicable) of the Funds for the fiscal year ended June 30, 1997. Class B Shares were not offered as of June 30, 1997.


          FUND                    Class                             Average Annual Total Return
                                                --------------------------------------------------------------------
                                                   ONE YEAR         Five Year         Ten Year           Since
                                                                                                       Inception
Equity Index Fund          Y                        34.44%            18.90%           13.43%           16.09%
                           A without Load             **                **               **             41.56%
                           A with Load                **                **               **             30.93%
Core Equity Fund           Y                        33.10%            18.74%             **             18.03%
                           A without Load           32.74%            18.64%             **             17.96%
                           A with Load              25.41%            17.31%             **             17.06%
Special Equity Fund        Y                        17.94%              **               **             17.31%
                           A without Load           17.73%              **               **             17.20%
                           A with Load              11.25%              **               **             15.22%
Growth Equity Fund         Y                        21.67%            15.86%             **             11.90%
                           A without Load           21.29%            15.62%             **             11.69%
                           A with Load              14.65%            14.32%             **             10.53%
International Growth       Y                        15.43%            11.87%             **              9.57%
Fund
                           A without Load           15.09%            11.67%             **              9.44%
                           A with Load               8.78%            10.42%             **              8.60%
Balanced Fund              Y                        16.44%              **               **             12.01%
                           A without Load           16.15%              **               **             11.56%


                                                      B-23


          FUND                    Class                             Average Annual Total Return
                                                --------------------------------------------------------------------
                                                   ONE YEAR         Five Year         Ten Year           Since
                                                                                                       Inception
                           A with Load               9.79%              **               **             10.10%
Short-Intermediate         Y                         6.90%            5.51%              **              5.56%
Bond Fund
                           A without Load            6.64%            5.26%              **              5.34%
                           A with Load               3.15%            4.56%              **              4.69%
Bond Fund                  Y                         7.43%            6.03%              **              7.73%
                           A without Load            7.15%            5.91%              **              7.65%
                           A with Load               2.03%            4.88%              **              6.94%
Short Term Income          Y                         5.82%              **               **              5.42%
Fund
                           A without Load            5.59%              **               **              5.07%
                           A with Load               2.19%              **               **              3.43%
Government Income          Y                         8.15%              **               **              5.66%
Fund
                           A without Load            7.88%              **               **              5.21%
                           A with Load               4.41%              **               **              4.37%
Intermediate               Y                         5.62%              **               **              4.07%
Municipal Bond Fund
                           A without Load            5.36%              **               **              3.81%
                           A with Load               1.97%              **               **              2.98%
Pennsylvania               Y                         7.92%              **               **              6.90%
Municipal Bond Fund
                           A without Load            7.65%              **               **              6.64%
                           A with Load               2.54%              **               **              4.98%
New Jersey                 Y                         6.70%              **               **              6.15%
Municipal Bond Fund
                           A without Load            6.44%              **               **              5.85%
                           A with Load               1.40%              **               **              4.21%
Global Bond Fund           Y                         6.18%              **               **              3.92%
                           A without Load            5.92%              **               **              3.65%
                           A with Load               0.92%              **               **              2.23%

** Not in operation during that period

YIELD

                         - TAXABLE MONEY MARKET FUNDS -
                        - TAX-EXEMPT MONEY MARKET FUNDS -

         From time to time, the Funds may advertise their current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

CURRENT OR SEVEN-DAY YIELD

         The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield =[(Base Period Return + 1)365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

TAXABLE EQUIVALENT YIELD

         For a Tax-Exempt Money Market Fund, the taxable equivalent yield is determined by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt (tax equivalent yields assume the payment of federal income taxes at a rate of 39.6%).

         The resulting yield is what an investor generally would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by a Tax-Exempt Money Market Fund.

         Below are the Taxable & Tax-Exempt Money Market Funds' current, effective and tax-equivalent yields for the 7-day period ended June 30, 1997. As of June 30, 1997, Class B Shares of the Cash Reserve, Class C Shares of the Elite Cash Reserve, Elite Treasury Reserve, and Elite Tax-Free Reserve, and Shares of the Elite Government Reserve were not offered.


            FUND    Class  Current Yield   Effective Yield  Tax-Equivalent Yield
Treasury Reserve      Y        5.01%            5.13%               N/A
                      C        4.76%            4.87%               N/A

            FUND    Class  Current Yield   Effective Yield  Tax-Equivalent Yield
Cash Reserve            Y        5.20%            5.34%               N/A
                        C        4.96%            5.08%               N/A
Tax-Free Reserve        Y        3.61%            3.67%              5.98%
                        C        3.36%            3.41%              5.56%
Elite Cash Reserve      Y        5.51%            5.67%               N/A
Elite Treasury Reserve  Y        5.36%            5.51%               N/A
Elite Tax-Free Reserve  Y        3.99%            4.07%              6.61%

                                 - EQUITY FUNDS-
                             - FIXED INCOME FUNDS -

THIRTY-DAY YIELD

         The Equity and Fixed Income Funds may advertise a 30-day yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

         Yield = 2[(A-B + 1)6 - 1]

                        CD
         Where:   A =    dividends and interest earned during the period
                  B =    expenses accrued for the period (net of reimbursements)
                  C =    the  average  daily  number of  Shares  outstanding
                         during  the  period  that were  entitled  to  receive
                         dividends
                  D =    net asset value per share on the last day of the period

         Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

         The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Company as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

TAXABLE EQUIVALENT YIELD

         The tax equivalent yield for the Intermediate Municipal Bond, Pennsylvania Municipal Bond and New Jersey Municipal Bond Funds is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of federal income taxes at a rate of

39.6% and, if applicable, New Jersey income taxes at a rate of 6.5% and Pennsylvania income taxes at a rate of 2.8%).

         The resulting yield is what an investor generally would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by the Fund.

         For the 30-day period ended June 30, 1997, the yields on the Funds, other than the Money Market Funds and Class B Shares of the Funds which were not in operation, were as follows:



            FUND                          CLASS              SEC 30-DAY YIELD     TAX EQUIVALENT YIELD
- ----------------------------- ----------------------------- -------------------- ----------------------
Growth Equity                               Y                       0.05%           N/A
- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       0.00%           N/A
                              ----------------------------- ------------------ -----------------------
Core Equity                                 Y                       0.44%           N/A
- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       0.19%           N/A
                              ----------------------------- ------------------ -----------------------
Special Equity                              Y                       0.00%           N/A
- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       0.00%           N/A
                              ----------------------------- ------------------ -----------------------
Equity Index                                Y                       1.38%           N/A
- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       1.30%           N/A
                              ----------------------------- ------------------ -----------------------
International Growth                        Y                       0.00%           N/A





- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       0.00%           N/A
                              ----------------------------- ------------------ -----------------------
Balanced                                    Y                       2.57%           N/A
- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       2.20%           N/A
                              ----------------------------- ------------------ -----------------------
Short-Intermediate Bond                     Y                       5.96%           N/A
- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       5.52%           N/A
                              ----------------------------- ------------------ -----------------------
Bond                                        Y                       6.37%           N/A
- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       5.88%           N/A
                              ----------------------------- ------------------ -----------------------
Short-Term Income                           Y                       5.43%           N/A
- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       5.01%           N/A
                              ----------------------------- ------------------ -----------------------
Government Income                           Y                       6.40%           N/A
- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       5.95%           N/A
                              ----------------------------- ------------------ -----------------------
Intermediate Municipal
Bond                                        Y                       4.04%           6.69%
- ----------------------------- ----------------------------- ------------------ -----------------------
                                            A                       3.70%           6.13%
                              ----------------------------- ------------------ -----------------------
Pennsylvania Municipal
Bond                                        Y                       4.97%           6.36%
                              ----------------------------- ------------------ -----------------------
                                            A                       4.53%           5.80%
                              ----------------------------- ------------------ -----------------------
New Jersey Municipal
Bond                                        Y                       4.97%           8.23%
                              ----------------------------- ------------------ -----------------------
                                            A                       4.50%           7.45%
                              ----------------------------- ------------------ -----------------------
Global Bond                                 Y                       4.29%           N/A
                              ----------------------------- ------------------ -----------------------
                                            A                       3.85%           N/A


                     ADDITIONAL INFORMATION CONCERNING TAXES

                                  - ALL FUNDS -

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

         The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

IN GENERAL

         The Company's policy is to distribute as dividends substantially all of its net investment company income (whether taxable or tax-exempt) and any net realized long-term capital gains to shareholders each year.

         Information as to the tax status of distributions to shareholders will be furnished at least annually by each Fund. Investors considering purchasing Shares of any Fund should consult competent tax counsel regarding the state and local, as well as federal, tax consequences before investing.

TAX STATUS OF THE FUNDS

         Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Company's other Funds. Each Fund intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify as a RIC, each Fund must distribute dividends each year equal to at least the aggregate of (i) 90% of its tax-exempt interest income, net of certain deductions, and (ii) 90% of its investment company taxable income, if any. In addition, each Fund must meet numerous tests regarding derivation of gross income and diversification of assets.

         Specifically, a Fund must derive at least 90% of its gross income each taxable year from certain specified investment sources, such as dividends, interest, and gains from the sale of stock or securities. In addition, each Fund must diversify its assets such that at the close of each fiscal quarter of the Fund's taxable year, at least 50% of the value of its assets is made up of cash and cash items, U.S. government securities, securities of other RICs, and certain other securities, such "other" securities being limited with respect to each issuer to an amount not greater than 10% of the outstanding voting securities of such issuer and not more than 5% of the value of the Fund's assets. Furthermore, at the close of each fiscal quarter of the Fund's taxable year, no more than 25% of the value of its assets may be invested in the securities (other than U.S. government securities and securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         While none of the Money Market or Fixed Income Funds expect to realize any net capital gains (the excess of net long-term capital gains over net short-term capital losses), any Fund that does realize such gains will distribute them at least annually. A Fund will have no tax liability with respect to distributed gains and the distributions will be taxable to Fund shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long a shareholder has held Fund Shares. Such distributions will be designated as capital gains dividends in a written notice mailed by each Fund to shareholders not later than sixty days after the close of the Fund's taxable year.

         Any gain or loss recognized on a sale, exchange or redemption of Shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the Shares have been held for more than eighteen months, mid-term capital gain if the share have been held for more than twelve months but not more than eighteen months, and otherwise will be treated as short-term capital gain or loss. However, if Shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such Shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

Long-term capital gains are currently taxed at a maximum rate of 20%, mid-term capital gains are currently taxed at a maximum rate of 28%, and short-term capital gains are currently taxed at ordinary income tax rates.

         A non-deductible, 4% federal excise tax will be imposed on any regulated investment company that does not distribute to investors in each calendar year an amount equal to (i) 98% of its calendar year ordinary income,
(ii) 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending October 31, and (iii) ordinary income and capital gain net income from the prior years, to the extent that such amounts were not distributed or taxed at the RIC level in previous years. Each Fund intends to declare and pay dividends and any capital gains distributions so as to avoid imposition of the federal excise tax.

         If for any  taxable  year a Fund does not  qualify  for the special tax treatment afforded to RICs, all of the taxable income of that Fund will be subject to federal income tax at regular corporate rates (without any deduction for distributions to Fund shareholders). In such event, all dividend distributions made by the Fund (whether or not derived from tax-exempt interest) would be taxable to shareholders to the extent of the Fund's earnings and profits, and such dividend distributions may be eligible for the dividends-received deduction for corporate shareholders.

         Generally, the Funds are required to withhold 31% of ordinary income dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations and in certain other circumstances. Shareholders who are not otherwise subject to back-up withholding may avoid this withholding requirement by certifying on the Account Application Form their proper Social Security or Taxpayer Identification Number and certifying that they are not subject to back-up withholding.

                        - TAX-EXEMPT MONEY MARKET FUNDS -
                        - TAX-EXEMPT FIXED INCOME FUNDS -

         As described herein and in the Prospectuses relating to the Tax-Exempt Money Market Funds and Tax-Exempt Fixed Income Funds, each of these Funds is designed to provide investors with current tax-exempt interest income and is not intended to constitute a balanced investment program. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt shareholders and plans, since such shareholders and plans would not gain any additional benefit from the Funds' dividends being tax-exempt.

         In addition, the Funds may not be appropriate investments for entities which are "substantial users" (or related to substantial users) of facilities financed by "private activity bonds" or industrial development bonds. For these purposes, the term "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in a trade or business.

         Each Fund intends to qualify to pay "exempt-interest dividends" to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consists of securities the interest on which is exempt from federal income tax. Current federal tax law limits the types and volume of bonds qualifying for federal income tax exemption of interest, which may have an effect on the ability of the funds to purchase sufficient amounts of tax-exempt securities to satisfy this requirement. Exempt interest dividends are excludable from shareholders' gross income for regular federal income tax purposes but may have collateral federal income tax consequences. Exempt-interest dividends may be subject to the alternative minimum tax (the "AMT") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The AMT is imposed at a rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The AMT and the Environmental Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986 will generally be an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in a corporate shareholder's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the AMT and the Environmental Tax.

         The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85 percent of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's modified adjusted gross income (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

         Issuers of bonds purchased by a Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

          The percentage of total dividends paid by each Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Interest on indebtedness incurred by a shareholder to purchase or carry Fund Shares will generally not be deductible for federal income tax purposes. Any loss on the sale or exchange of Shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such Shares.

         In addition, while each of these Funds will seek to invest substantially all of its assets in tax-exempt obligations (except on a temporary basis or for temporary defensive periods), any investment company taxable income earned by a Fund will be distributed. In general, a Fund's investment company taxable income would include interest income received from Temporary Investments (as defined herein), plus any net short-term capital gains realized by the Fund, subject to certain adjustments and excluding net long-term capital gains for the taxable year over the net short-term capital losses, if any, for such year ("net capital gains"). To the extent such income is distributed by a Fund (whether in cash or additional Shares), it will generally be taxable to shareholders as ordinary income. Additionally, any net capital gains distributed to shareholders will be taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long a shareholder has held Fund Shares.

                              DESCRIPTION OF SHARES

         The Company's Articles of Incorporation authorize the Board of Directors to issue up to 30 billion full and fractional Shares of Common Stock. The Company presently consists of twenty-one portfolios, each having an institutional class of Shares (Class Y) and individual classes of Shares (Class A, Class B and/or Class C), as listed below:

CLASS OF SHARES        # OF SHARES              FUND
- ---------------        -----------              ----
CLASS Y                1 BILLION                CASH RESERVE
- -------                ---------                ------------
CLASS B                1 BILLION                CASH RESERVE
- -------                ---------                ------------
CLASS C                1 BILLION                CASH RESERVE
- -------                ---------                ------------
CLASS Y                1.25 BILLION             TREASURY RESERVE
- -------                ------------             ----------------
CLASS C                1.25 BILLION             TREASURY RESERVE
- -------                ------------             ----------------
CLASS Y                50 MILLION               CORE EQUITY FUND
- -------                ----------               ----------------
CLASS A                50 MILLION               CORE EQUITY FUND
- -------                ----------               ----------------
CLASS B                50 MILLION               CORE EQUITY FUND
- -------                ----------               ----------------
CLASS Y                25 MILLION               INTERNATIONAL GROWTH FUND
- -------                ----------               -------------------------
CLASS A                25 MILLION               INTERNATIONAL GROWTH FUND
- -------                ----------               -------------------------
CLASS B                25 MILLION               INTERNATIONAL GROWTH FUND
- -------                ----------               -------------------------
CLASS Y                500 MILLION              EQUITY INDEX FUND
- -------                -----------              -----------------
CLASS A                500 MILLION              EQUITY INDEX FUND
- -------                -----------              -----------------
CLASS B                500 MILLION              EQUITY INDEX FUND
- -------                -----------              -----------------
CLASS Y                100 MILLION              GROWTH EQUITY FUND
- -------                -----------              ------------------
CLASS A                100 MILLION              GROWTH EQUITY FUND
- -------                -----------              ------------------
CLASS B                100 MILLION              GROWTH EQUITY FUND
- -------                -----------              ------------------
CLASS Y                100 MILLION              SHORT-INTERMEDIATE BOND FUND
- -------                -----------              ----------------------------
CLASS A                100 MILLION              SHORT-INTERMEDIATE BOND FUND
- -------                -----------              ----------------------------
CLASS Y                250 MILLION              TAX-FREE RESERVE
- -------                -----------              ----------------
CLASS C                250 MILLION              TAX-FREE RESERVE
- -------                -----------              ----------------
CLASS Y                100 MILLION              BALANCED FUND
- -------                -----------              -------------
CLASS A                100 MILLION              BALANCED FUND
- -------                -----------              -------------
CLASS B                100 MILLION              BALANCED FUND
- -------                -----------              -------------
CLASS Y                100 MILLION              GOVERNMENT INCOME FUND
- -------                -----------              ----------------------
CLASS A                100 MILLION              GOVERNMENT INCOME FUND
- -------                -----------              ----------------------
CLASS Y                100 MILLION              INTERMEDIATE MUNICIPAL BOND FUND
- -------                -----------           --------------------------------

CLASS OF SHARES         # OF SHARES          FUND
CLASS A                 100 MILLION          INTERMEDIATE MUNICIPAL BOND FUND
- -------                 -----------          --------------------------------
CLASS Y                 25 MILLION           GLOBAL BOND FUND
- -------                 ----------           ----------------
CLASS A                 25 MILLION           GLOBAL BOND FUND
- -------                 ----------           ----------------
CLASS Y                 100 MILLION          PENNSYLVANIA MUNICIPAL BOND FUND
- -------                 -----------          --------------------------------
CLASS A                 100 MILLION          PENNSYLVANIA MUNICIPAL BOND FUND
- -------                 -----------          --------------------------------
CLASS Y                 100 MILLION          NEW JERSEY MUNICIPAL BOND FUND
- -------                 -----------          ------------------------------
CLASS A                 100 MILLION          NEW JERSEY MUNICIPAL BOND FUND
- -------                 -----------          ------------------------------
CLASS Y                 750 MILLION          ELITE CASH RESERVE
- -------                 -----------          ------------------
CLASS C                 750 MILLION          ELITE CASH RESERVE
- -------                 -----------          ------------------
CLASS Y                 250 MILLION          ELITE TREASURY RESERVE
- -------                 -----------          ----------------------
CLASS C                 250 MILLION          ELITE TREASURY RESERVE
- -------                 -----------          ----------------------
CLASS Y                 1 BILLION            ELITE GOVERNMENT RESERVE
- -------                 ---------            ------------------------
CLASS C                 1 BILLION            ELITE GOVERNMENT RESERVE
- -------                 ---------            ------------------------
CLASS Y                 250 MILLION          ELITE TAX-FREE RESERVE
- -------                 -----------          ----------------------
CLASS C                 250 MILLION          ELITE TAX-FREE RESERVE
- -------                 -----------          ----------------------
CLASS Y                 1 BILLION            SPECIAL EQUITY FUND
- -------                 ---------            -------------------
CLASS A                 1 BILLION            SPECIAL EQUITY FUND
- -------                 ---------            -------------------
CLASS B                 100 MILLION          SPECIAL EQUITY FUND
- -------                 -----------          -------------------
CLASS Y                 1 BILLION            BOND FUND
- -------                 ---------            ---------
CLASS A                 1 BILLION            BOND FUND
- -------                 ---------            ---------
CLASS Y                 1 BILLION            SHORT TERM INCOME FUND
- -------                 ---------            ----------------------
CLASS A                 1 BILLION            SHORT TERM INCOME FUND
- -------                 ---------            ----------------------

         Previously, Class A Shares and Class C Shares were known as Series B Shares, while Class Y Shares were known as Series A Shares. Corefunds has changed their designation to conform to the standard designations suggested by the Investment Company Institute.

         The Board of Directors may classify or reclassify any authorized but unissued Shares of the Company into one or more additional portfolios or series of Shares within a portfolio.

         Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses relating to the Funds and in this Statement of Additional Information, a Fund's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Company, Shares of each Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund and the Company's other portfolios, of any general assets not belonging to any particular Fund which are available for distribution.

                             DIRECTORS AND OFFICERS

         The names and general background information of the Company's Directors and Executive Officers are set forth beloW:

         ERIN ANDERSON (6/10/55) - DIRECTOR - PROFESSOR OF MARKETING, INSEAD, FOUNTAINEBLEU, FRANCE SINCE 1994; ASSOCIATE PROFESSOR OF MARKETING, THE WHARTON SCHOOL OF THE UNIVERSITY OF PENNSYLVANIA, 1981- 1994.

         EMIL J. MIKITY (8/31/28) - DIRECTOR - RETIRED; SENIOR VICE PRESIDENT INVESTMENTS, ATOCHEM NORTH AMERICA, 1979-1989.

         GEORGE H. STRONG (7/15/26) - DIRECTOR - FINANCIAL CONSULTANT SINCE 1985; DIRECTOR AND SENIOR VICE PRESIDENT, UNIVERSAL HEALTH SERVICES, INC., 1979-1984.

         THOMAS J. TAYLOR (1/26/39) - DIRECTOR - CONSULTANT; CHAIRMAN, CONESTOGA FUNDS SINCE 1995 AND A TRUSTEE 1990-1995; TRUSTEE OF COMMUNITY HERITAGE FUND SINCE 1993.

         CHERYL H. WADE (11/7/47) - DIRECTOR - ASSOCIATE GENERAL SECRETARY AND TREASURER, AMERICAN BAPTIST CHURCHES SINCE 1993; TREASURER, THE MINISTERS AND MISSIONARIES BENEFIT BOARD, AMERICAN BAPTIST CHURCHES, 1990-1993.

         DAVID LEE (4/16/52) - PRESIDENT, CHIEF EXECUTIVE OFFICER - SENIOR VICE PRESIDENT OF THE ADMINISTRATOR AND DISTRIBUTOR SINCE 1993; VICE PRESIDENT OF THE ADMINISTRATOR AND DISTRIBUTOR SINCE 1991; PRESIDENT, GW SIERRA TRUST FUNDS PRIOR TO 1991.

         JAMES W. JENNINGS (1/15/37) - SECRETARY - PARTNER OF THE LAW FIRM OF MORGAN, LEWIS & BOCKIUS LLP SINCE 1970.

         KEVIN P. ROBINS (4/15/61) - VICE PRESIDENT, ASSISTANT SECRETARY SENIOR VICE PRESIDENT AND GENERAL COUNSEL OF SEI INVESTMENTS AND THE DISTRIBUTOR SINCE 1994; VICE PRESIDENT AND ASSISTANT SECRETARY OF THE ADMINISTRATOR AND THE DISTRIBUTOR, 1992-1994; ASSOCIATE, MORGAN, LEWIS & BOCKIUS LLP (LAW FIRM) PRIOR TO 1992.

         SANDRA K. ORLOW (10/18/53) - VICE PRESIDENT, ASSISTANT SECRETARY - VICE PRESIDENT AND ASSISTANT SECRETARY OF THE ADMINISTRATOR AND DISTRIBUTOR SINCE 1983.

         KATE STANTON (11/18/58) - VICE PRESIDENT, ASSISTANT SECRETARY - VICE PRESIDENT AND ASSISTANT SECRETARY OF THE ADMINISTRATOR AND DISTRIBUTOR SINCE 1994. ASSOCIATE, MORGAN, LEWIS & BOCKIUS LLP (LAW FIRM) BEFORE 1994.

         TODD CIPPERMAN (2/14/66) - VICE PRESIDENT, ASSISTANT SECRETARY - MR. CIPPERMAN HAS BEEN VICE PRESIDENT AND ASSISTANT SECRETARY OF SEI INVESTMENTS SINCE NOVEMBER 1995. FROM 1994 TO MAY 1995, MR. CIPPERMAN WAS AN ASSOCIATE WITH DEWEY BALLENTINE. PRIOR TO 1994, MR. CIPPERMAN WAS AN ASSOCIATE WITH WINSTON & STRAWN.

         MARC H. CAHN (6/19/57) - VICE PRESIDENT, ASSISTANT SECRETARY - MR. CAHN HAS BEEN VICE PRESIDENT AND ASSISTANT SECRETARY OF SEI INVESTMENTS SINCE JULY 1996. FROM 1995 TO 1996, MR. CAHN SERVED AS SPECIAL COUNSEL TO BARCLAYS BANK. PRIOR TO 1995, HE WAS COUNSEL FOR FIRST FIDELITY BANCORPORATION; ASSOCIATE, MORGAN, LEWIS & BOCKIUS LLP (LAW FIRM) PRIOR THERETO.

         CAROL ROONEY (5/8/64) - CONTROLLER,  TREASURER, AND ASSISTANT SECRETARY

         - A DIRECTOR OF SEI FUND RESOURCES SINCE 1992.

         JOHN H. GRADY, JR. (6/01/61) - ASSISTANT SECRETARY - PARTNER, MORGAN, LEWIS & BOCKIUS LLP, COUNSEL TO THE COMPANY, ADMINISTRATOR AND DISTRIBUTOR.

         EDWARD B. BAER (9/27/68) - ASSISTANT SECRETARY - ASSOCIATE, MORGAN, LEWIS & BOCKIUS LLP, COUNSEL TO THE COMPANY, ADMINISTRATOR AND DISTRIBUTOR, SINCE 1995. ATTORNEY, AQUILA MANAGEMENT CORPORATION, 1994. RUTGERS UNIVERSITY SCHOOL OF LAW - NEWARK, 1991-1994.

         The Directors of the Company receive fees and expenses for each meeting of the Board of Directors attended, and an annual retainer. During the fiscal year ended June 30, 1997, the Company paid a total of $174,350 on behalf of the Funds to its Directors. No officer or employee of the Administrator or Distributor receives any compensation from the Company for acting as a director of the Company, and the officers of the Company receive no compensation from the Company for performing the duties of their offices. Morgan, Lewis & Bockius LLP, of which mr. Jennings is a partner, receives legal fees as counsel to the Company. The Directors and Officers of the Company as a group own less than 1% of the outstanding Shares of each Fund.

         The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex respectively, for the year ended June 30, 1997.

-
----------------------------------------------------------------------------------------------------------
---------
(1)                        (2)                       (3)                        (4)              (5)
NAME OF                    AGGREGATE                 PENSION OR                 ESTIMATED        TOTAL
COMPENSATION
PERSON,                    COMPENSATION              RETIREMENT                 ANNUAL           FROM
REGISTRANT
POSITION                   FROM REGISTRANT           BENEFITS ACCRUED           BENEFITS         AND FUND
COMPLEX
                           FOR THE FISCAL            AS PART OF FUND            UPON             PAID TO
DIRECTORS
                           YEAR ENDED                EXPENSES                   RETIREMENT       FOR THE
FISCAL YEAR
                           JUNE 30, 1997                                                         ENDED
JUNE 30, 1997
-
----------------------------------------------------------------------------------------------------------
---------
ERIN ANDERSON,             $29,900                   N/A                        N/A              $29,900
DIRECTOR

EMIL J. MIKITY,            54,750                    N/A                        N/A              54,750
DIRECTOR

GEORGE H. STRONG,          29,900                    N/A                        N/A              29,900
DIRECTOR

THOMAS J. TAYLOR,          29,900                    N/A                        N/A              29,900
DIRECTOR

CHERYL H. WADE,            29,900                    N/A                        N/A              29,900
DIRECTOR
-
----------------------------------------------------------------------------------------------------------
---------



                               INVESTMENT ADVISER

                                  - ALL FUNDS -

         CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp ("CoreStates Corp"), is the Company's investment adviser.

         The services provided and the expenses assumed by CoreStates Advisers as investment adviser, as well as the fees payable to it, are described in the Funds' Prospectuses.

         CoreStates Corp is a bank holding company registered under the Bank Holding Company Act. CoreStates Corp is engaged through its principal subsidiary, CoreStates Bank, N.A. (a national banking association), in commercial, international and consumer banking, and in providing trust services. CoreStates Corp, through other direct and indirect subsidiaries also provides consumer financing, factoring, commercial financing, and financial advisory services. The principal executive offices of CoreStates Corp are located at 1500 Market Street, Philadelphia, Pennsylvania 19102.

GLASS-STEAGALL ACT

         CoreStates Corp and its banking subsidiaries are permitted to perform the services contemplated by the investment advisory agreements with the Funds and to engage in certain activities in connection with the investment of their customer accounts in Class A, Class B or Class C Shares of the Funds without violating the federal banking law commonly referred to as the Glass-Steagall Act, or other applicable banking laws or regulations. Future changes to any of these laws or regulations or administrative or judicial interpretations of such laws or regulations, however, could prevent or restrict CoreStates Corp (and its banking subsidiaries) from performing such services. If CoreStates Advisers were thereby prohibited from serving as investment adviser to the Funds, the Board of Directors would promptly seek to retain another qualified investment adviser for the Funds.

THE INVESTMENT ADVISORY AGREEMENTS

         The Investment Advisory Agreements between each Fund and CoreStates Advisers provide that CoreStates Advisers shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with its performance under the respective Investment Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of CoreStates Advisers in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

         Unless sooner terminated, the Investment Advisory Agreements will remain in effect from year to year if such continuance is approved at least annually by CoreFunds' Board of Directors, or by vote of a majority of the outstanding Shares of each Fund (as defined in the Prospectuses), and by a majority of the Directors who are not parties to the Investment Advisory Agreements or interested persons (as defined in the Investment Company Act) of any party to the Investment Advisory Agreements, by vote cast in person at a meeting called for such purpose. The Investment Advisory Agreements are terminable at any time on sixty days' written notice without penalty by the Directors, by vote of a majority of the outstanding Shares of the respective Funds, or by CoreStates Advisers. The Investment Advisory Agreements also terminate automatically in the event of their assignment, as defined in the Investment Company Act.

INVESTMENT ADVISORY FEES

         For the fiscal years ended June 30, 1995, 1996 and 1997, the Funds paid the following investment advisory fees to CoreStates Advisers:

         FUND                           ADVISORY FEES PAID                         ADVISORY FEES WAIVED
                                1995           1996           1997          1995           1996           1997
======================================================== ===========================================================
Growth Equity Fund                $386,678      $728,921     $1,003,799       $193,333       $84,312         $19,771
Core Equity Fund                   199,645     1,973,776      3,459,108         51,162             0               0



         FUND                           ADVISORY FEES PAID                         ADVISORY FEES WAIVED
                                1995           1996           1997          1995           1996           1997
======================================================== ===========================================================
Special Equity Fund                      *        25,955        396,971              *       573,349         609,289
Equity Index Fund                   85,692       182,967        283,548        259,535       365,435         516,386
International Growth               861,592       964,647      1,131,220         57,439        20,021               0
Balanced Fund                      240,853       441,222        642,244        133,801       106,546         146,497
Short-Intermediate
Bond Fund                          203,083       267,327        463,789         87,019       137,169         378,953
Bond Fund                                *       457,043        681,517              *       509,285         759,385
Short Term Income
Fund                                     *        55,281         81,604              *       108,344         160,231
Intermediate Municipal
Bond Fund                            2,752           871          2,779          6,425         5,571           6,279
Government Income
Fund                                22,528        49,103         87,561         33,796        23,318          13,544
Pennsylvania
Municipal Bond Fund                      0             0              0         10,956        22,299          55,962
New Jersey Municipal
Bond Fund                                0             0              0          8,045         7,888           8,073
Global Bond Fund                    77,740       145,856        174,911         77,729        45,157          32,160
Cash Reserve                     1,196,254     1,825,668      2,569,922      1,522,489     1,236,846         971,784
Treasury Reserve                 1,039,138     1,694,725      2,613,273      1,322,599     1,101,807         993,819
Tax-Free Reserve                   172,635       208,997        358,201        219,739       134,575         135,897
Elite Treasury Reserve                   0             0          5,202        109,215        96,785          46,509
Elite Cash Reserve                       0             0         51,000      2,011,375     1,892,127         659,442
Elite Tax-Free Reserve                   0             0         26,012        424,166       405,929         196,322

*        Not in operation during such period.
**       The Elite Government Reserve was not in operation during this period.


                                  SUB-ADVISERS

                          - INTERNATIONAL GROWTH FUND -

         Martin Currie, Inc. ("Martin Currie"), a subsidiary of Martin Currie, Ltd., and Aberdeen Fund Managers, Inc. ("Aberdeen"), a subsidiary of Aberdeen Asset Management PLC, are the International Growth Fund's sub- advisers.

         Martin Currie, Ltd., through its various subsidiaries, performs various investment advisory services for a number of open- and closed-end mutual funds, investment trusts, unit trusts, offshore funds, pension funds, foundations, charities and individual accounts. Martin Currie's current assets under management total over $3.2 billion. Martin Currie's offices are located at Saltire Court, 20 Castle Terrace, Edinburgh, Scotland.

         Aberdeen Asset Management PLC performs various investment advisory services for a number of investment trusts, unit trusts, institutional funds and individual clients. Current assets under management total over $18.1 billion. Aberdeen Asset Management PLC's offices are located at 10 Queens Terrace, Aberdeen AB9 1QJ Scotland and Aberdeen officers are located at Nations Bank

Tower, 22nd Floor, Ft. Lauderdale, Florida 33396.

         The services provided and the expenses assumed by Martin Currie and Aberdeen as sub-advisers, as well as the fees payable to them, are described in the Prospectuses relating to International Growth Fund.

                              - GLOBAL BOND FUND -

         Analytico TSA International, Inc. ("Analytic") is the sub-adviser to the Global Bond Fund.

         Analytic is a specialist manager of fixed income securities and cash for institutional investors. Based in London, England, it is a wholly-owned subsidiary of United Asset Management Corporation of Boston, Massachusetts, whose assets under management currently exceed $190 billion. Analytic is a member of the Investment Management Regulatory Organization, one of the regulatory bodies approved by the UK Government, and its activities are regulated accordingly.

SUB-ADVISORY AGREEMENTS

         The Sub-Advisory Agreements between CoreStates Advisers and Martin Currie, Aberdeen, and Analytic provide that Martin Currie, Aberdeen, and Analytic shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with its performance under its Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or loss resulting from willful misfeasance, bad faith or gross negligence on the part of Martin Currie, Aberdeen, and Analytic in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

         Unless sooner terminated, each Sub-Advisory Agreement will remain in effect from year to year if such continuance is approved at least annually by CoreFunds' Board of Directors, or by vote of a majority of the outstanding Shares of the relevant Fund (as defined in the Prospectuses), and by a majority of the Directors who are not parties to this Sub-Advisory Agreement or interested persons (as defined in the Investment Company Act) of any party to this Sub-Advisory Agreement, by vote cast in person at a meeting called for such purpose. Each Sub-Advisory Agreement is terminable at any time on sixty days' written notice without penalty by the Directors, by vote of a majority of the outstanding Shares of the Fund, by CoreStates Advisers, or by Martin Currie, Aberdeen, or Analytic. Each Sub-Advisory Agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act.

INVESTMENT SUB-ADVISORY FEES

         For the fiscal years ended June 30, 1995, 1996 and 1997, the CoreStates Advisers paid the following investment sub-advisory fees to Martin Currie, Aberdeen, and Analytic:


FUND                                 SUB-ADVISORY FEES PAID                      SUB-ADVISORY FEES WAIVED
                                     ------------------------------------------- ------------------------------------------
                                         1995           1996           1997          1995           1996          1997
                                     =============  ============= ============== =============  ============= =============
International Growth Fund                 $493,328       $509,474       $362,901            $0             $0            $0
(to Martin Currie)
International Growth Fund                       0*         15,115         79,385             0              0             0
(to Aberdeen)
Global Bond Fund                            77,727         95,377        103,658             0              0             0
(to Analytic)

*        Aberdeen became a sub-adviser to the International Growth Fund on April 14, 1996.

                             PORTFOLIO TRANSACTIONS

                                  - ALL FUNDS -

IN GENERAL

         Pursuant  to the  Funds'  respective  advisory  agreements,  CoreStates
Advisers and/or the sub-advisers with regard to the International Growth and Global Bond Funds (collectively, the "Advisers") determine which securities are to be sold and purchased by each Fund and which brokers are to be eligible to execute the portfolio transactions. Fund securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of certain portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Advisers generally seeks competitive spreads or commissions, each Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.

         Allocation of security transactions, including their frequency, to various dealers is determined by the Advisers in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is the prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, broker/dealers who provide supplemental investment research to the Advisers may receive orders for transactions by a Fund, although consideration of such supplemental investment research is not applicable with respect to Equity Index Fund. Information so received is in addition to and not in lieu of services required to be performed by the Advisers, nor would the receipt of such information reduce the Advisers' fees. Such information may be useful to the Advisers in serving the Funds as well as their other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisers in carrying out their respective obligations to the Funds. In addition, the Funds may direct commission business to one or more designated broker/dealers, including the Distributor or an affiliate of the Adviser, in connection with such broker/dealer's payment of certain of the Fund's expenses.

         A Fund will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisers, the Administrator, the Distributor, or their affiliates, and will not give preference to any correspondents of the Advisers with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements. However, a Fund may, on a non-preferential basis, enter into such transactions with institutional investors who purchase Shares of a Fund on behalf of their customers.

         Investment decisions for each Fund are made independently from those for any other investment portfolios or accounts ("accounts") managed by the Advisers. Such accounts may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Advisers believe to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in order to obtain the best execution.

         As provided by their respective Agreements, in making investment recommendations for a Fund, the Advisers will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale by a Fund is another commercial customer of any of the Advisers and, in dealing with their other commercial customers, the Advisers will not inquire or take into consideration whether securities of those customers are held by a Fund.

         It is expected  that the Funds may execute  brokerage  or other  agency
transactions  through  the  Distributor,  a  registered  broker-dealer,   or  an
affiliate of the Adviser for a commission in conformity with the Investment

Company Act, the Securities Exchange Act of 1934 and rules promulgated by the Securities and Exchange Commission. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Funds on an exchange if a written contract is in effect between the Distributor and the Company expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Company for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Company may direct commission business to one or more designated broker/dealers in connection with such broker/dealer's provision of services to the Company or payment of certain Company expenses (i.e., custody, pricing and professional fees). The Directors, including those who are not "interested persons" of the Company, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

         In addition, the Tax-Exempt Funds and Intermediate Municipal Bond Fund may participate, if and when practicable, in bidding for the purchase of municipal securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when CoreStates Advisers, in its sole discretion, believes such practice to be in the best interests of these Funds.

         The Company is required to identify any securities of its "regular brokers or dealers" (as that term is defined in the Investment Company Act) which the Company has acquired during its most recent fiscal year. As of June 30, 1997, the Equity Index Fund held equity securities issued by Merrill Lynch worth $668,000 and Morgan Stanley worth $832,000; the Cash Reserve Fund held debt securities issued by Goldman Sachs worth $24,825, Merrill Lynch worth $29,500, Morgan Stanley worth $34,375, and Sumitome Bank worth $40,000; and the Elite Cash Reserve Fund held debt securities issued by Merrill Lynch worth $10,000, Morgan Stanley worth $10,000, Goldman Sachs worth $5,000, Sumitome Bank worth $5,000, and SBCI Swiss Bank worth $5,000.

BROKERAGE COMMISSIONS

For the fiscal year ended June 30, 1997, the Funds paid the following brokerage commissions:


FUND                                                     BROKERAGE COMMISSIONS
Growth Equity Fund                                              $202,703
Core Equity Fund                                               1,026,435
Special Equity Fund                                              138,761
Equity Index Fund                                                 89,787
International Growth Fund                                        502,826
Balanced Fund                                                     82,805
Short-Intermediate Fund                                           12,388
Bond Fund                                                         14,615

PORTFOLIO TURNOVER

         It is not a policy of the Funds to purchase or sell securities for trading purposes. However, the Advisers manage the Funds without regard generally to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. Generally, the Funds will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. It is expected that the Equity Funds' annual portfolio turnover rates will not exceed 100%. A 100% turnover rate would occur, for example, if all of a portfolio's securities are replaced within a one year period. With respect to the Fixed Income Funds, the annual portfolio turnover rate may exceed 100% due to changes in portfolio duration, yield curve strategy or commitments to forward delivery mortgage-backed securities. The portfolio turnover rate for the Global Bond Fund during its first year of operation could be as high as 400%. With the exception of Global Bond, however, it is expected that the annual turnover rate for the Fixed Income Funds will not exceed 250%.

         High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by a Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains.

         The portfolio turnover rates for each of the Funds for the fiscal years ending June 30, 1996 and 1997 were as follows:


FUND                                                 TURNOVER RATE
                                                  1996           1997
Growth Equity Fund                                 81%           74%
Core Equity Fund                                   114            79
Special Equity Fund                                72             74
Equity Index Fund                                  13             11
International Growth                               41             59
Balanced Fund                                      74             54
Short-Intermediate Bond Fund                       257           158
Bond Fund                                          190           210
Short Term Income Fund                             102            99
Intermediate Municipal Bond Fund                   10             22
Government Income Fund                             131           120
Pennsylvania Municipal Bond Fund                   92             39
New Jersey Municipal Bond Fund                     21             19
Global Bond Fund                                   67             90


                                  ADMINISTRATOR

                                  - ALL FUNDS -

         SEI Fund Resources ("SFR" or "Administrator") generally assists in supervising the operation of the Funds pursuant to an Administration Agreement. The respective fees payable to the Administrator are described in the Funds' Prospectuses.

THE ADMINISTRATION AGREEMENT

         Under the terms of the Administration Agreement, the Administrator provides the Company with administrative services (other than investment advisory services) including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

         The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company
("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., FMB Funds, Inc., HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.

ADMINISTRATION FEES


           FUND                  ADMINISTRATIVE FEES PAID                   ADMINISTRATIVE FEES WAIVED
- ----------------------------------------------------------------------------------------------------------------
                            1995           1996           1997          1995           1996           1997
                           ------------------------- -----------------------------------------------------------
Growth Equity Fund            $123,731      $173,479       $225,396      $  69,600        $97,589       $115,794
Core Equity Fund                53,535       424,851        909,068         30,067        100,744        259,547
Special Equity Fund                  *        70,780        118,416              *          7,265         49,294
Equity Index Fund              137,868       219,368        333,148         77,861        123,395        166,809
International Growth
Fund                           183,805       196,933        227,442        103,392        110,774        127,898
Balanced Fund                   85,636       130,685        184,781         48,169         64,801         96,912
Short-Intermediate
Bond Fund                       92,840       128,526        283,761         52,211         73,722        137,610
Bond Fund                            *       217,319        312,028              *         34,028        174,767
- ---------------------------------------------------- -----------------------------------------------------------
Short Term Income
Fund                                 *        36,257         52,310              *          5,897         29,391
Government Income
Fund                            18,024        23,175         33,748         10,139         13,035         16,805
Intermediate Municipal
Bond Fund                        2,937         2,058          2,806          1,652          1,158          1,579


                                                      B-41





           FUND                      ADMINISTRATIVE FEES PAID                   ADMINISTRATIVE FEES WAIVED
- --------------------------------------------------------------------------------------------------------------------
                                1995           1996           1997          1995           1996           1997





                           ----------------------------- -----------------------------------------------------------
Pennsylvania
Municipal Bond Fund                      0             0              0          5,478         11,150         27,981
New Jersey Municipal
Bond Fund                                0             0              0          4,023          3,944          4,036
Global Bond Fund                    41,460        51,101         55,309         23,318         28,488         31,077
Treasury Reserve                   755,724       966,980      1,471,701        425,121        536,353        783,035
Cash Reserve                       869,998     1,035,263      1,445,391        489,371        582,385        768,169
Tax Free Reserve                   125,548       110,075        201,784         70,639         76,537        107,032
Elite Treasury Reserve              24,029        22,923         25,838         30,578         28,626         38,795
Elite Cash Reserve                 442,499       457,125        366,755        563,185        532,139        521,130
Elite Tax-Free Reserve              93,316       100,007        109,090        118,767        118,626        168,849
======================================================== ===========================================================

*             Not in operation during period.
**       The Elite Government Reserve was not in operation during this period.


                                   DISTRIBUTOR

                                  - ALL FUNDS -

         SEI Investments Distribution Co. (the "Distributor") acts as Distributor of the Company's Shares pursuant to a Distribution Agreement. Shares of each Fund are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of Shares. The Distributor is a broker-dealer registered with the SEC, and is a member of the National Association of Securities Dealers, Inc. As Distributor, the Distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of a Fund (excluding preparation and printing expenses necessary for the continued registration of the Funds' Shares) and of preparing, printing, and distributing all sales literature. No compensation is payable by the Company to the Distributor for its distribution services pursuant to the Distribution Agreement.

         For the fiscal years ended June 30, 1995, 1996, and 1997, the aggregate sales charges payable to the Distributor with respect to Individual Shares of the Funds were as follows:


                FUND                   AGGREGATE SALES CHARGE PAYABLE TO
                                                  DISTRIBUTOR                    AMOUNT RETAINED BY DISTRIBUTOR
- --------------------------------------------------------------------------------------------------------------------
                                        1995         1996          1997         1995         1996          1997
                                    --------------------------------------------------------------------------------
Growth Equity Fund                         $1,620       $5,569       $47,416         $182         $700        $1,860
Core Equity Fund                              616       12,612        96,837           68         1710         4,819
Special Equity Fund                             0        1,933        39,047            0          286         1,529
Equity Index Fund                               0            0       188,470            0            0         6,846
International Growth Fund                   4,538        3,413         9,718          505          397           598
Balanced Fund                               3,181       11,168        49,158          354        1,454         2,725
Short-Intermediate Bond Fund                   85        4,334         2,684            9          526           167
Bond Fund                                       0        1,199        17,371            0          180         1,620
Short Term Income Fund                          0            1         1,330            0            0            15


                                                      B-42





                FUND                   AGGREGATE SALES CHARGE PAYABLE TO
                                                  DISTRIBUTOR                    AMOUNT RETAINED BY DISTRIBUTOR
- --------------------------------------------------------------------------------------------------------------------
                                        1995         1996          1997         1995         1996          1997
                                    --------------------------------------------------------------------------------
Government Income Fund                      1,995        3,581        14,989          222          420           603
Intermediate Municipal Bond
Fund                                          576        7,398         1,528           65          822           257
Pennsylvania Municipal Bond





Fund                                            0           96        46,474            0           11         1,852
New Jersey Municipal Bond
Fund                                          990        9,916         4,101          110        1,081           350
Global Bond Fund                                0            0            48            0            0             0
====================================================================================================================


         The Company has adopted a Distribution Plan (the "Plan") for those Funds offering Class A and Class C Shares. The Plan provides for the payment by the Company to the Distributor of up to .25% of the average daily net assets of each Class A and Class C Shares to which the Plan is applicable. The Company also has a Distribution Plan (the "Class B Plan") for those Funds offering Class B Shares. The Class B Plan provides for the payment by the Company to the Distributor of up to 1.00% of the average daily net assets of each of the Class B Shares to which the Class B Plan is applicable. The Distributor is authorized to use up to .75% of these fees as compensation for its distribution-related services and up to .25% of these fees as service payments to certain securities broker/dealers and financial institutions which enter into shareholder servicing agreements or broker agreements (collectively, the "Service Agreements") with the Distributor. Pursuant to the Service Agreements, the securities broker/dealers and financial institutions will provide shareholder servicing administrative services, including such services as: (i) establishing and maintaining customer accounts and records; (ii) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the Distributor; (iii) automatically investing customer account cash balances; (iv) providing periodic statements to their customers;
(v) arranging for bank wires; (vi) answering routine customer inquiries concerning their investments in the Shares offered in connection with this 12b-1 Plan and related distribution agreement; (vii) assisting customers in changing dividend options, account designations and addresses; (viii) performing sub-accounting functions; (ix) processing dividend payments from the Funds on behalf of customers; (x) forwarding certain shareholder communications from the Funds (such as proxies, Shareholder reports and dividend, distribution and tax notices) to customers; and (xi) providing such other similar services as may be reasonably requested to the extent they are permitted to do so under applicable statutes, rules or regulations. The actual fee paid to a securities broker/dealer or financial institution will be based upon the extent and quality of the services provided.

         Continuance of the Plan must be approved annually by shareholders or by a majority of the Directors of the Company and by a majority of the Directors who are not interested persons (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreement relating to the Plan (the "Qualified Directors"). The Plan requires that quarterly reports of such expenditures be furnished to and reviewed by the Directors. The Plan may not be amended to materially increase the amount which may be spent thereunder without approval by a majority of the outstanding Shares of the affected Fund series. All material amendments of the Plan require approval by a majority of the Directors of the Company and the Qualified Directors. The Company has entered into a shareholder servicing agreement with CoreStates Bank, N.A.

         The following chart lists the distribution fees that the Distributor received for the following Funds for the fiscal year ended June 30, 1997. As of June 30, 1997, Class B Shares of the Funds, Class C Shares of the Elite Funds, and the Elite Government Reserve had not commenced operations.






                FUND                    AMOUNT         FEE        AMOUNT PAID TO        SALES        PRINTING
OTHER
                                       RECEIVED                   3RD PARTIES BY      EXPENSES        COSTS
                                 THE DISTRIBUTOR
Growth Equity Fund Class A              $9,677        0.25%           $9,677             $0             $0          $0
Core Equity Fund Class A                32,372         0.25           32,372              0             0            0
Special Equity Fund Class A              3,986         0.25           3,986               0             0            0
International Growth Fund Class
A                                        5,307         0.25           5,307               0             0            0
Balanced Fund Class A                    8,822         0.25           8,822               0             0            0
Short-Intermediate Bond Fund
Class A                                  7,481         0.25           7,481               0             0            0
Bond Fund Class A                        3,492         0.25           3,492               0             0            0
Short Term Income Fund Class
A                                         423          0.25            423                0             0            0
Government Income Fund Class
A                                        3,639         0.25           3,639               0             0            0
Intermediate Municipal Bond
Fund Class A                             2,374         0.25           2,374               0             0            0
Pennsylvania Municipal Bond
Fund Class A                             3,126         0.25           3,126               0             0            0
New Jersey Municipal Bond
Fund Class A                              809          0.25            809                0             0            0
Global Bond Fund Class A                  421          0.25            421                0             0            0
Cash Reserve Class C                    57,215         0.25           57,215              0             0            0
Treasury Reserve Class C                37,217         0.25           37,217              0             0            0
Tax-Free Reserve Class C                 7,656         0.25           7,656               0             0            0
==================================== =============  ========== ==================== =============  ============
===========


                                    EXPENSES

                                  - ALL FUNDS -

         Except as noted herein and in the Funds' Prospectuses, each Fund's service contractors bear all expenses incurred in connection with the performance of their services. Similarly, the Funds bear the expenses incurred in their own operations. Expenses borne by the Funds include taxes (including preparation of returns), interest, brokerage fees and commissions, if any, fees of the Company's Board of Directors, SEC fees, state securities qualification fees (including preparation of filings), costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Fund shareholders, charges of the Custodian and the Transfer Agent, outside auditing and legal expenses, investment advisory and administrative fees, certain insurance premiums, costs of maintenance of the Funds' existence, costs of shareholder reports and shareholder meetings, and any extraordinary expenses incurred in the Funds' operations.

         The aggregate rates of the investment advisory, sub-advisory, and administrative fees payable to the Advisers and the Distributor are not subject to reduction as the Funds' net assets increase. However, if total expenses borne by a Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Adviser(s) and the Distributor will reimburse the Fund by the amount of such excess in proportion to their respective fees. Any future expense reimbursements required to be paid by the Advisers and the Distributor would be estimated daily and reconciled and paid on a monthly basis.


                                  LEGAL COUNSEL

                                  - ALL FUNDS -

         Morgan, Lewis & Bockius LLP (of which Mr. Jennings, Secretary of the Company, is a partner), 2000 One Logan Square, Philadelphia, Pennsylvania 19103, is counsel to the Company and has passed upon certain matters in connection with these offerings. From time to time, Morgan, Lewis & Bockius LLP has rendered legal services to the Administrator, Distributor and CoreStates Corp.


                                  MISCELLANEOUS

                                  - ALL FUNDS -

         The Company is registered with the SEC as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of any Fund.

         The Funds' Prospectuses and this Statement of Additional Information omit certain of the information contained in the Company's Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Funds' Prospectuses and this Statement of Additional Information do not constitute an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.


                         PRINCIPAL HOLDERS OF SECURITIES

         As of October 3, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Company, beneficial owners) or 5% and 25% or more of the Shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding Shares may be deemed to control the Fund within the meaning of the Investment Company Act. The Company believes that most of the Class Y Shares of the Funds were held for the record owner's fiduciary, agency, or custodial customers.


            FUND                               OWNER                     AMOUNT OF RECORD          PERCENT
OF TOTAL
                                                                             OWNERSHIP            SHARES
OUTSTANDING
Growth Equity Fund -          Patterson & Co.                         504,832.565              5.32%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829


                                                      B-45





            FUND                               OWNER                     AMOUNT OF RECORD          PERCENT OF TOTAL
                                                                             OWNERSHIP            SHARES OUTSTANDING
Growth Equity Fund -          Patterson & Co.                         8,044,860.946            84.82%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Growth Equity Fund -          Patterson & Co.                         758,373.077              8.00%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Growth Equity Fund -          National Financial Services Corp.       28,449.337               8.98%
Class A                       For Exclusive Use of Our
                              Customers





                              200 Liberty Street, 4th Floor
                              1 World Financial Center
                              New York, NY  10281-1003
Growth Equity Fund -          Patterson & Co.                         29,034.792               9.17%
Class A                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Core Equity Fund -            Patterson & Co.                         9,227,968.739            38.11%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Core Equity Fund -            Patterson & Co.                         11,866,191.454           49.01%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Core Equity Fund -            Patterson & Co.                         1,399,492.820            5.78%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Core Equity Fund -            National Financial Services Corp.       193,650.684              23.73%
Class A                       For Exclusive Use of Our
                              Customers
                              200 Liberty Street, 4th Floor
                              1 World Financial Center
                              New York, NY  10281-1003
Special Equity Fund -         Patterson & Co.                         3,644,134.831            59.95%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829


                                                      B-46





            FUND                               OWNER                     AMOUNT OF RECORD          PERCENT OF TOTAL
                                                                             OWNERSHIP            SHARES OUTSTANDING
Special Equity Fund -         Patterson & Co.                         1,664,612.908            27.39%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Special Equity Fund -         Patterson & Co.                         354,964.393              5.84%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Special Equity Fund -         National Financial Services Corp        40,972.156               18.26%
Class A                       For the Benefit of Our Customers
                              One World Financial Center
                              P.O. Box 3908
                              Church St. Station
                              New York, NY  10008-3908
Equity Index Fund -           Patterson & Co.                         2,496,923.628            38.73%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Equity Index Fund -           Patterson & Co.                         2,705,782.195            41.96%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Equity Index Fund -           Patterson & Co.                         444,034.750              6.89%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
International Growth          Patterson & Co.                         1,076,811.542             9.33%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
International Growth          Patterson & Co.                         5,630,987.620            48.77%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
International Growth          Patterson & Co.                         4,422,554.468            38.31%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829






                                                      B-47





            FUND                               OWNER                     AMOUNT OF RECORD          PERCENT OF TOTAL
                                                                             OWNERSHIP            SHARES OUTSTANDING
International Growth          National Financial Services Corp.       13,969.813               8.14%
Fund - Class A                For Exclusive Use of Our
                              Customers
                              200 Liberty Street, 4th Floor
                              1 World Financial Center
                              New York, NY  10281-1003
International Growth          Mark E. Stalnecker &                    15,251.000               8.88%
Fund - Class A                Susan M. Stalnecker JTTEN
                              9 Briarcrest Dr.
                              Wallingford, PA  19086-6710
Balanced Fund - Class Y       Patterson & Co.                         6,497,090.091            76.26%
                              PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Balanced Fund - Class Y       Patterson & Co.                         1,710,443.358            20.08%
                              PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Short-Intermediate Bond       Patterson & Co.                         3,655,691.381            21.94%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Short-Intermediate Bond       Patterson & Co.                         10,637,468.138           63.83%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Short-Intermediate Bond       National Financial Services Corp.       25,644.790               9.29%
Fund - Class A                For Exclusive Use of Our
                              Customers
                              200 Liberty Street, 4th Floor
                              1 World Financial Center
                              New York, NY  10281-1003
Bond Fund - Class Y           Patterson & Co.                         7,397,727.601            42.77%
                              PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Bond Fund - Class Y           Patterson & Co.                         1,177,970.772            6.81%
                              PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829


                                                      B-48





            FUND                               OWNER                     AMOUNT OF RECORD          PERCENT OF TOTAL
                                                                             OWNERSHIP            SHARES OUTSTANDING
Bond Fund - Class Y           Patterson & Co.                         7,892,308.742            45.63%
                              PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Bond Fund - Class A           National Financial Services Corp        21,798.984               12.35%
                              For the Benefit of Our Customers
                              One World Financial Center
                              P.O. Box  3908
                              Church St. Station
                              New York, NY  10008-3908
Bond Fund - Class A           Meridian Trust Company Cust             9,697.315                5.49%
                              For the IRA Rollover of
                              Shiras E. Holmes
                              8761 W. Barkhurst Dr.
                              Pittsburgh, PA  15237-4183
Intermediate Municipal        Patterson & Co.                         32,570.529               33.64%
Bond Fund - Class Y           PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829





Intermediate Municipal        Patterson & Co.                         62,578.030               64.63%
Bond Fund - Class Y           PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Intermediate Municipal        National Financial Services Corp.       5,115.519                5.31%
Bond Fund - Class A           For Exclusive Use of Our
                              Customers
                              200 Liberty Street, 4th Floor
                              1 World Financial Center
                              New York, NY  10281-1003
Intermediate Municipal        Joseph T. Oprocha &                     5,227.908                5.43%
Bond Fund - Class A           Theresa E. Oprocha JTTEN
                              107 Snyder Avenue
                              Philadelphia, PA  19148-2617
Intermediate Municipal        Irene Sungaila                          5,352.438                5.56%
Bond Fund - Class A           5214 Burton Street
                              Philadelphia, PA  19124-1502
Intermediate Municipal        Thomas Glenn                            5,838.185                6.06%
Bond Fund - Class A           827 North 63rd Street
                              Philadelphia, PA  19151-3411


                                                      B-49





            FUND                               OWNER                     AMOUNT OF RECORD          PERCENT OF TOTAL
                                                                             OWNERSHIP            SHARES OUTSTANDING
Intermediate Municipal        Frank B. Holst &                        6,141.450                6.37%
Bond Fund - Class A           E. Joan Holst JTTEN
                              2218 Oak Terrace
                              Lansdale, PA  19446-6005
Intermediate Municipal        Lowell S. Hunter                        4,917.838                5.10%
Bond Fund - Class A           25 Hunter Road
                              Lambertville, NJ  08530-2704
Short Term Income             Patterson & Co.                         1,694,373.697            46.14%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Short Term Income             Patterson & Co.                         1,491,849.754            40.62%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Short Term Income             Patterson & Co.                         453,111.342              12.34%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Short Term Income             CoreStates Bank, N.A.                   10,256.108               20.25%
Fund - Class A                Custodian for the Rollover IRA of
                              John M. Ennis
                              206 Emerald Ave.
                              Reading, PA  19606-1450
Short Term Income             CoreStates Bank, N.A.                   33,556.911               66.25%
Fund - Class A                Custodian for the Rollover IRA of
                              Frank L. Caiola
                              321 Evergreen Dr.
                              North Wales, PA  19454-2701
Short Term Income             Philip W. Schwehm, Trustee              3,055.261                6.03%
Fund - Class A                Philip W. Schwehm Living Trust
                              23 Joyner St.
                              Lawrenceville, NJ  08648-2612
Government Income             Patterson & Co.                         1,106,712.096            55.11%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Government Income             Patterson & Co.                         772,508.480              38.47%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829


                                                      B-50









            FUND                               OWNER                     AMOUNT OF RECORD          PERCENT OF TOTAL
                                                                             OWNERSHIP            SHARES OUTSTANDING
Government Income             Patterson & Co.                         110,734.490              5.51%
Fund - Class Y                PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Government Income             Jean Taxin                              8,976.415                5.43%
Fund - Class A                5005 Woodbine Ave.
                              Philadelphia, PA  19131-2403
Government Income             Margaret Murray                         11,494.218               6.95%
Fund - Class A                P.O. Box 5566
                              Philadelphia, PA  19143-0566
Pennsylvania Municipal        Patterson & Co.                         558,836.041              51.75%
Bond Fund - Class Y           PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Pennsylvania Municipal        Patterson & Co.                         277,670.385              25.71%
Bond Fund - Class Y           PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Pennsylvania Municipal        Dr. Vernon F. Alibert &                 191,108.701              17.70%
Bond Fund - Class Y           Dolores V. Alibert JTWROS
                              1420 Conchester Highway
                              Boothwyn, PA  19061-2103
Pennsylvania Municipal        National Financial Services Corp        25,533.476               9.82%
Bond Fund - Class A           For the Benefit of Our Customers
                              One World Financial Center
                              P.O. Box  3908
                              Church St. Station
                              New York, NY  10008-3908
Pennsylvania Municipal        Charles Genuardi &                      18,604.330               7.15%
Bond Fund - Class A           Anne S. Genuardi JTTEN
                              1687 Christopher Lane
                              Norristown, PA  19403-3301
New Jersey Municipal          Patterson & Co.                         99,676.762               64.37%
Bond Fund - Class Y           PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
New Jersey Municipal          Patterson & Co.                         54,003.874               34.88%
Bond Fund - Class Y           PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829


                                                      B-51





            FUND                               OWNER                     AMOUNT OF RECORD          PERCENT OF TOTAL
                                                                             OWNERSHIP            SHARES OUTSTANDING
New Jersey Municipal          Deborah L. Brett  &                     2,218.534                5.21%
Bond Fund - Class A           Randall P. Brett  JTTEN
                              7 Sherman Ct.
                              Plainsboro, NJ  08536-2332
New Jersey Municipal          Almira E. Brinser &                     2,381.563                5.59%
Bond Fund - Class A           Everett L. Brinser JTTEN
                              802 Chestnut Ave.
                              Laurel Springs, NJ  08021-2019
New Jersey Municipal          Nathan J. Bershanoff                    8,561.478                20.09%
Bond Fund - Class A           5251 Garden Ave.
                              Pennsauken, NJ  08109-1013
New Jersey Municipal          Mary Manchur &                          2,550.249                5.98%
Bond Fund - Class A           Jean Kent JTTEN
                              19 Thatchers Rd.
                              Frenchtown, NJ  08825-3603
New Jersey Municipal          Charles K. Cunard                       5,397.142                12.66%
Bond Fund - Class A           714 N. Evergreen Ave.
                              Woodbury, NJ  08096-3552
New Jersey Municipal          Josephine Grimshaw                      2,424.836                5.69%
Bond Fund - Class A           409 Pointsett Ave.
                              Pitman, NJ  08071-1800
New Jersey Municipal          Dalila V. McCrink &                     3,085.016                7.24%
Bond Fund - Class A           William J. McCrink JTTEN
                              3 Brookview Dr.
                              Atco, NJ  08004-2931





New Jersey Municipal          Joseph Gizelbach &                      2,921.422                6.85%
Bond Fund - Class A           Adelaide C. Gizelbach JTTEN
                              14 Winding Way Rd.
                              Stratford, NJ  08084-1914
New Jersey Municipal          Michael Appignani &                     2,459.002                5.77%
Bond Fund - Class A           Michellna Appignani JTTEN
                              147 Bernard St.
                              Highland Park, NJ  08904-3554
Global Bond Fund -            Patterson & Co.                         551,075.694              14.68%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829


                                                      B-52





            FUND                               OWNER                     AMOUNT OF RECORD          PERCENT OF TOTAL
                                                                             OWNERSHIP            SHARES OUTSTANDING
Global Bond Fund -            Patterson & Co.                         3,030,770.264            80.74%
Class Y                       PNB Personal Trust Accounting
                              P.O. Box 7829
                              Philadelphia, PA  19101-7829
Global Bond Fund -            James W. Jennings                       5,029.720                21.48%
Class A                       2000 One Logan Square
                              Philadelphia, PA  19103-6993
Global Bond Fund -            CoreStates Bank, N.A. C/F IRA of        6,762.412                28.88%
Class A                       Allen Luke
                              17 Bennett Court
                              East Brunswick, NJ  08816-3686
Global Bond Fund -            CoreStates Bank, N.A. C/F IRA of        6,373.815                27.22%
Class A                       A. Gilbert Heebner
                              2 Etienne Arbordeau
                              Berwyn Baptist Road
                              Devon, PA  19333-1067
Cash Reserve - Class Y        Patterson & Co.                         779,941,462.520          92.50%
                              Attn: Jim Quinlan
                              P.O. Box 7618  FC9-1-17
                              Philadelphia, PA  19101-7618
Treasury Reserve -            The Bank of New York                    65,656,208.720           7.19%
Class Y                       One Wall Street
                              5th Floor/STIF
                              New York, NY  10005-2501
Treasury Reserve -            Patterson & Co.                         733,087,643.010          80.26%
Class Y                       Attn: Jim Quinlan
                              P.O. Box 7618  FC9-1-17
                              Philadelphia, PA  19101-7618
Treasury Reserve -            First Union National Bank               54,758,542.340           6.00%
Class Y                       401 S. Tryon St.
                              Floor 3
                              Charlotte, NC  28202-1911
Treasury Reserve -            Patterson & Co.                         6,762,380.960            37.52%
Class C                       Attn: Jim Quinlan
                              P.O. Box 7618  FC9-1-17
                              Philadelphia, PA  19101-7618
Treasury Reserve -            Philadelphia Health Management          941,983.280              5.23%
Class C                       Corp.
                              260 S. Broad Street
                              20th Floor
                              Philadelphia, PA  19102-5021


                                                      B-53





            FUND                               OWNER                     AMOUNT OF RECORD          PERCENT OF TOTAL
                                                                             OWNERSHIP            SHARES OUTSTANDING
Treasury Reserve -            Frank E. Acierno                        1,504,827.130            8.35%
Class C                       4001 Springfield Lane
                              Greenville, DE  19807-2251
Tax-Free Reserve -            Patterson & Co.                         123,360,101.270          95.46%





Class Y                       Attn: Jim Quinlan
                              P.O. Box 7618  FC9-1-17
                              Philadelphia, PA  19101-7618
Tax-Free Reserve -            Dennis J. Fiore                         667,639.870              6.95%
Class C                       38 Zachary Dr.
                              Chalfont, PA  18914-4014
Elite Cash Reserve -          Patterson & Co.                         230,547,479.170          99.99%
Class Y                       Attn: Jim Quinlan
                              P.O. Box 7618  FC9-1-17
                              Philadelphia, PA  19101-7618
Elite Treasury Reserve -      Patterson & Co.                         28,453,714.660           100.00%
Class Y                       Attn: Jim Quinlan
                              P.O. Box 7618  FC9-1-17
                              Philadelphia, PA  19101-7618
Elite Tax-Free Reserve -      Patterson & Co.                         178,979,169.830          100.00%
Class Y                       Attn: Jim Quinlan
                              P.O. Box 7618  FC9-1-17
                              Philadelphia, PA  19101-7618


                              FINANCIAL STATEMENTS

                                  - ALL FUNDS -

         The Company's Financial Statements for the fiscal year ended June 30, 1997, including notes thereto and the report of Ernst & Young LLP thereon, are herein incorporated by reference. Copies of the 1997 Annual Report must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX

                                RATED INVESTMENTS

Bonds

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

         AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         BAA: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA:  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

         Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

         When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

         Moody's  makes  no  representation   that  rated  bank  obligations  or
insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

         Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S LONG-TERM RATINGS

INVESTMENT GRADE

   AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

   A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

   BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

        Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

   B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

   CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

   CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

   C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

   CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

   D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

        Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF DUFF & PHELPS' LONG-TERM DEBT RATINGS

   AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

   AA+ High credit quality. Protection factors are strong. Risk is modest but may vary slightly from AA- time to time because of economic conditions.

   A+ Protection factors are average but adequate. However, risk factors are more variable and A- greater in periods of economic stress.


   BBB+ Below average protection factors but still considered sufficient for prudent investment. BBB- Considerable variability in risk during economic cycles.

   BB+ Below investment grade but deemed likely to meet obligations when due. Present or

   BB prospective financial protection factors fluctuate according to industry conditions or company fortunes.

   BB- Overall quality may move up or down frequently within this category.

   B+ Below investment grade and possessing risk that obligations will not be met when due.

   B Financial protection factors will fluctuate widely according to economic cycles, industry B- conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

   CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

   DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

   DP      Preferred stock with dividend arrearages.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

   AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

   AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

   A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE BOND

   BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

   B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

   CCC     Bonds  have  certain  identifiable   characteristics  which,  if  not
           remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

   CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

   C Bonds are in imminent default in payment of interest or principal.

   DDD Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and DD, should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the & D obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

   (+) & Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the (-) rating category. Plus and minus signs, however, are not used in the 'AAA', 'DDD', 'DD', or 'D' categories.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS

   AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

   AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

   A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

   BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

   BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

   B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

   CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

   CC Obligations which are highly speculative or which have a high risk of default.

   C Obligations which are currently in default.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

DESCRIPTION OF THOMSON BANKWATCH'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

   AAA The highest category; indicates that the ability to repay principal and interest on a timely basis is very high.

   AA The second-highest category; indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

   A The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

   BBB The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE
(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

   BB While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

   B Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

   CCC Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

   CC "CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

   D       Default

Ratings in the Long-Term Debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating by IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated

A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                                                Evergreen Select
                                                  Money Market
                                                      Funds

February 28, 1998

Annual Report

Evergreen Tree Funds Logo appears here in forefront of tree branch background.

Picture of Trees, American Flag and Lighthouse in picture with $20 bills in background.

                               Table of Contents




 Letter to Shareholders .......................  1
 Evergreen Select Money Market Fund
    Fund at a Glance ..........................  2
 Evergreen Select Municipal Money
 Market Fund
    Fund at a Glance ..........................  3
 Evergreen Select Treasury Money
 Market Fund
    Fund at a Glance ..........................  4
 Evergreen Select 100% Treasury Money
 Market Fund
    Fund at a Glance ..........................  5
 Financial Highlights
    Evergreen Select Money Market Fund ........  6
    Evergreen Select Municipal Money Market
       Fund ...................................  7
    Evergreen Select Treasury Money
       Market Fund ............................  8
    Evergreen Select 100% Treasury Money
       Market Fund ............................  9


 Schedule of Investments
    Evergreen Select Money Market Fund ........ 10
    Evergreen Select Municipal Money Market
       Fund ................................... 13
    Evergreen Select Treasury Money
       Market Fund ............................ 17
    Evergreen Select 100% Treasury Money
       Market Fund ............................ 19
 Statements of Assets and Liabilities ......... 20
 Statements of Operations ..................... 21
 Statements of Changes in Net Assets -
    Year Ended February 28, 1998 and
    Period Ended February 28, 1997 ............ 22
 Combined Notes to Financial
 Statements ................................... 23
 Report of Independent Accountants
    Price Waterhouse LLP ...................... 29
 Additional Information ....................... 30


--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.
------------------------------------------------------------------------
This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:          ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed




                          Evergreen Distributor, Inc.

Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc. Copyright
                                     1998.

                            Letter to Shareholders

                                   April 1998

                                Dear Shareholders:
Picture of William M. Ennis
     William M. Ennis


                                The 12-month period that ended on February 28,
                                1998, proved to be an especially rewarding one
                                for both domestic stock and long-term bond fund
                                investors, despite periods of dramatic
                                volatility and deep market corrections. The
Picture of David C. Francis     markets continued their upward advance in early
David C. Francis                1998 in both the stock and the bond markets,
                                with stock market indices hitting new highs and the yield on the 30-year Treasury Bond dipping under 6%.

                                These strong recent returns, however, have
institutional investors concerneincreased the d about the lofty prices in the stock market or worried about how far long-term uncertainty for many investors. For those interest rates will decline before they begin to reverse directions, money market funds provide a haven from market volatility and a means for diversification as well as a source of current income and liquidity.


Yield Curve Flattens

For the 12 months that ended on February 28, 1998, the Evergreen Select Money Market Funds provided strong returns while seeking to protect principal and maintain stable net asset values. During that 12-month period, the yield curve flattened rather dramatically as the yields on long-term investments dropped far more than the yields on short-term investments. To illustrate, the yield on the 30-year Treasury fell 88 basis points from 6.80% to 5.92%, while the yield on a one-year Treasury fell just 26 basis points from 5.67% to 5.41%. This allowed money funds to retain more of their dividend levels than longer-maturity fixed income investments.

Safety and Liquidity

Market participants are currently debating how long the stock and bond markets can sustain their rallies, and how significant any short-term volatility is likely to be. In such an uncertain market environment, it makes increasing sense to allocate a portion of an overall portfolio to relatively safe, liquid institutional money funds, such as the Evergreen Select Money Market Funds.

As the information on the following pages attests, the Evergreen Select Money Market Funds are managed in a conservative way, but still have been able to provide competitive yields for the liquid portions of institutional investors' portfolios.

At Evergreen Funds, we are committed to providing a strong array of Select Funds, including money market funds, to help institutional investors assemble personal portfolios that make sense for their needs and risk tolerances.

Thank you for your support of Evergreen Select Funds.

Sincerely,

(Signature of William M. Ennis)
 William M. Ennis
Managing Director
Evergreen Funds

(Signature of David C. Francis, C.F.A.)
David C. Francis, C.F.A.
Chief Investment Officer
Managing Director
First Capital Group

                                   EVERGREEN
                            Select Money Market Fund
                    Fund at a Glance as of February 28, 1998

Portfolio
Management
--------------------

Picture of Kellie Allen




   Kellie Allen
Capital Management Group
Tenure: November 1996



Picture of Bryant K. White

   Bryan K. White
Capital Management Group
Tenure: November 1996




  Total Net Assets: $2,267,089,021


     Average Maturity: 69 days

                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                                                  Institutional
                                Institutional       Service
                                   Shares           Shares
                                 (Class I)        (Class IS)
Inception Date               11/19/96          11/26/96

One year return               5.71  %           5.45  %

Average Annual Total Return
  since Inception             5.71  %           5.45  %

7-day annualized yield        5.61  %           5.36  %

30-day annualized yield       5.62  %           5.37  %

12-month distributions     $ 0.056           $ 0.053


                   ----------------------------------------
                              PORTFOLIO ALLOCATION

(as a percentage of portfolio assets)

(pie chart appears here with plot points)

Commercial Paper - 57.1%
Corporate Notes/Bonds - 26.3%
Certificates of Deposit - 6.8%
U.S. Government
Agency Notes - 3.9%
Variable Rate Notes - 2.2%
Funding Agreement - 2.0%
Repurrchase Agreement
and Mutual Fund Shares - 1.7%






  An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                       Select Municipal Money Market Fund
                    Fund at a Glance as of February 28, 1998

Portfolio
Management
--------------------


Picture of Richard K. Marrone


   Richard K. Marrone
Capital Management Group
Tenure: November 1996



Picture of Diane Beaver

   Diane Beaver
Capital Management Group
Tenure: November 1996




     Total Net Assets: $503,766,417


     Average Maturity: 56 days

                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                                                  Institutional
                                Institutional       Service
                                   Shares           Shares
                                 (Class I)        (Class IS)
Inception Date               11/20/96          11/25/96

One year return               3.67  %           3.41  %

Average Annual Total Return
  since Inception             3.64  %           3.39  %

7-day annualized yield        3.65  %           3.40  %

30-day annualized yield       3.47  %           3.22  %

12-month distributions     $ 0.036           $ 0.034


                   ----------------------------------------
                              PORTFOLIO ALLOCATION

(as a percentage of portfolio assets)

(pie chart appears here with plot points)

General Obligation - 41.6%
Housing - 10.7%
Transportation - 9.2%
Education - 8.9%
Water & Sewer - 8.7%
Healthcare & Hospitals - 7.9%
Utilities - 7.3%
Pollution Control - 5.1%
Pre-refunded - 0.4%
Mutual Fund Shares - 0.2%





  An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                    Fund at a Glance as of February 28, 1998

Portfolio
Management
--------------------

Picture of Kellie Allen



       Kellie Allen
 Capital Management Group
   Tenure: November 1996


Picture of Bryan K. White


      Bryan K. White
 Capital Management Group
   Tenure: November 1996




  Total Net Assets: $2,261,759,977


     Average Maturity: 36 days


                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                                                  Institutional
                                Institutional       Service
                                   Shares           Shares
                                 (Class I)        (Class IS)
Inception Date               11/20/96          11/27/96

One year return               5.51  %           5.25  %

Average Annual Total Return
  since Inception             5.51  %           5.25  %

7-day annualized yield        5.46  %           5.21  %

30-day annualized yield       5.41  %           5.16  %

12-month distributions     $ 0.055           $ 0.052


                   ----------------------------------------
                              PORTFOLIO ALLOCATION

(as a percentage of portfolio assets)

(pie chart appears here with plot points)

Repurchase Agreements - 72.3%
U.S Treasury Notes - 14.5%
U.S. Treasury Bills - 12.4%
Mutual Fund Shares - 0.8%

  An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                     Select 100% Treasury Money Market Fund
                    Fund at a Glance as of February 28, 1998

 Portfolio
 Management
--------------------

Picture of Kellie Allen



       Kellie Allen
 Capital Management Group
  Tenure: December 1997



Picture of Bryan K. White

      Bryan K. White
 Capital Management Group
  Tenure: December 1997




     Total Net Assets: $250,500,602


     Average Maturity: 68 days

                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                                               Institutional
                             Institutional       Service
                                Shares           Shares
                              (Class I)        (Class IS)
Inception Date             12/8/97           12/23/97

7-day annualized yield     5.17%             4.88%

30-day annualized yield    5.11%             4.84%


The Fund was introduced in December 1997 and therefore has no annual performance.



                   ----------------------------------------
                             PORTFOLIO ALLOCATION

(as a percentage of portfolio assets)

(pie chart appears here with plot points)

U.S. Notes - 54.6%
U.S. Treasury Bills - 45.4%


  An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                            Select Money Market Fund
                              Financial Highlights

                (For a share outstanding throughout each period)



                                                                                November 19, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------
Net asset value beginning of period                            $    1.000         $     1.000
                                                                =========         ===========

Income from investment operations

Net investment income                                               0.056               0.015

Less distributions from net investment income                      (0.056)             (0.015)
                                                                ---------         -----------

Net asset value end of period                                  $    1.000         $     1.000
                                                                =========         ===========

Total return                                                         5.71%               1.57%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                      0.20%               0.07%(a)

 Total expenses excluding indirectly paid expenses                   0.20%                  -

 Total expenses excluding waivers and/or reimbursements              0.23%               0.43%(a)

 Net investment income                                               5.60%               5.48%(a)

Net assets end of period (thousands)                           $1,051,741        $    575,331



                                                                                November 26, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SERVICE SHARES
 --------------------------------------------------------------------------------------------
Net asset value beginning of period                          $    1.000         $     1.000
                                                               =========         ===========

Income from investment operations

Net investment income                                             0.053               0.014

Less distributions from net investment income                    (0.053)             (0.014)
                                                               ---------         -----------

Net asset value end of period                                $    1.000         $     1.000
                                                               =========         ===========

Total return                                                       5.45%               1.40%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.45%               0.32%(a)

 Total expenses excluding indirectly paid expenses                 0.45%                  -

 Total expenses excluding waivers and/or reimbursements            0.48%               0.68%(a)

 Net investment income                                             5.33%               5.24%(a)

Net assets end of period (thousands)                         $1,215,348        $    867,294


(a)  Annualized.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Municipal Money Market Fund
                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                November 20, 1996
                                                                                 (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------
Net asset value beginning of period                           $   1.000         $      1.000
                                                               =========         ============

Income from investment operations

Net investment income                                             0.036                0.010

Less distributions from net investment income                    (0.036)           (0.010)
                                                               ---------         ------------

Net asset value end of period                                 $   1.000         $      1.000
                                                               =========         ============

Total return                                                       3.67%                0.96%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.10%                0.05%(a)

 Total expenses excluding indirectly paid expenses                 0.10%                   -

 Total expenses excluding waivers and/or reimbursements            0.26%                0.45%(a)

 Net investment income                                             3.63%                3.50%(a)

Net assets end of period (thousands)                          $ 441,988         $    206,124



                                                                                November 25, 1996
                                                                                 (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SERVICE SHARES
------------------------------------------------------------------------------------------------
Net asset value beginning of period                          $    1.000         $      1.000
                                                              ==========         ============

Income from investment operations

Net investment income                                             0.034                0.008

Less distributions from net investment income                    (0.034)              (0.008)
                                                              ----------          ------------

Net asset value end of period                                $    1.000         $      1.000
                                                              ==========         ============

Total return                                                       3.41%                0.85%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.35%                0.30%(a)

 Total expenses excluding indirectly paid expenses                 0.35%                   -

 Total expenses excluding waivers and/or reimbursements            0.51%                0.70%(a)

 Net investment income                                             3.34%                3.19%(a)

Net assets end of period (thousands)                         $   61,778         $     14,295


(a)  Annualized.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                November 20, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------
Net asset value beginning of period                          $    1.000         $    1.000
                                                               =========         ===========

Income from investment operations

Net investment income                                             0.055              0.015

Less distributions from net investment income                    (0.055)            (0.015)
                                                               ---------         -----------

Net asset value end of period                                $    1.000         $    1.000
                                                               =========         ===========

Total return                                                       5.51%              1.49%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.18%             0.06%(a)

 Total expenses excluding indirectly paid expenses                 0.18%                -

 Total expenses excluding waivers and/or reimbursements            0.23%             0.45%(a)

 Net investment income                                             5.42%             5.24%(a)

Net assets end of period (thousands)                         $1,256,701         $  367,771



                                                                                November 27, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SERVICE SHARES
---------------------------------------------------------------------------------------------
Net asset value beginning of period                          $    1.000        $      1.000
                                                               =========         ===========

Income from investment operations

Net investment income                                             0.052               0.013

Less distributions from net investment income                    (0.052)             (0.013)
                                                               ---------         -----------

Net asset value end of period                                $    1.000        $      1.000
                                                               =========         ===========

Total return                                                       5.25%              1.33%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.43%              0.31%(a)

 Total expenses excluding indirectly paid expenses                 0.43%                 -

 Total expenses excluding waivers and/or reimbursements            0.48%              0.70%(a)

 Net investment income                                             5.17%              4.98%(a)

Net assets end of period (thousands)                         $1,005,059        $   509,369


(a)  Annualized





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Select 100% Treasury Money Market Fund
                              Financial Highlights

                (For a share outstanding throughout the period)


                                                            December 8, 1997
                                                            (Commencement of
                                                            Class Operations)
                                                                 through
                                                            February 28, 1998
 INSTITUTIONAL SHARES
 ------------------------------------------------------------------------
Net asset value beginning of period                         $      1.000
                                                             ===========

Income from investment operations

Net investment income                                              0.012

Less distributions from net investment income                     (0.012)
                                                             -----------

Net asset value end of period                               $      1.000
                                                             ===========

Total return                                                       1.18%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.20%(a)

 Total expenses excluding indirectly paid expenses                 0.20%(a)

 Total expenses excluding waivers and/or reimbursements            0.60%(a)

 Net investment income                                             5.18%(a)

Net assets end of period (thousands)                        $   245,004



                                                            December 23, 1997
                                                            (Commencement of
                                                            Class Operations)
                                                                 through
                                                            February 28, 1998
 INSTITUTIONAL SERVICE SHARES
------------------------------------------------------------------------
Net asset value beginning of period                         $     1.000
                                                             ===========

Income from investment operations

Net investment income                                             0.009

Less distributions from net investment income                    (0.009)
                                                             -----------

Net asset value end of period                               $     1.000
                                                             ===========

Total return                                                       0.93%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.42%(a)

 Total expenses excluding indirectly paid expenses                 0.42%(a)

 Total expenses excluding waivers and/or reimbursements            0.82%(a)

 Net investment income                                             4.74%(a)

Net assets end of period (thousands)                        $     5,497


(a)  Annualized







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Money Market Fund
                            Schedule of Investments

                               February 28, 1998




      Principal
       Amount                                                        Value
----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 6.8%
$10,000,000           Bankers Trust,
                      5.98%, 8/12/98 ....................     $   9,999,957
 50,000,000           Banque National de Paris (New York),
                      5.69%, 2/26/99 ....................        50,000,000
 30,000,000           Bayerische Vereinsbank AG (New York),
                      5.71%, 2/26/99 ....................        30,000,000
 10,000,000           First America Bank of Michigan,
                      5.95%, 8/13/98 ....................         9,999,083
                      Societe Generale (New York):
 37,000,000            5.70%, 9/11/98 ...................        36,987,375
 18,000,000            5.85%, 3/2/98 ....................        17,999,981
                                                              =============
                      Total Certificates of Deposit
                      (cost $154,986,396) ...............       154,986,396
                                                              =============
COMMERCIAL PAPER* - 57.7%
                      Automotive Equipment &
                       Manufacturing - 2.4%
 30,000,000           Harley Davidson Dealer Funding,
                      5.85%, 3/3/98 .....................        29,990,250
 25,000,000           Hertz Corporation,
                      5.52%, 3/5/98 .....................        24,984,667
                                                              =============
                                                                 54,974,917
                                                              =============
                              Banks - 10.1%
 75,000,000           Bank of America,
                      5.48%, 3/24/98 ....................        74,737,417
 75,000,000           NationsBank Corp.,
                      5.57%, 3/9/98 .....................        74,907,167
 50,000,000           Norwest Corp.,
                      5.53%, 3/4/98 .....................        49,976,958
                      Societe Generale:
 15,000,000            5.70%, 6/18/98 ...................        14,996,993
 15,000,000            6.11%, 5/26/98 ...................        14,999,145
                                                              =============
                                                                229,617,680
                                                              =============
                             Brokers - 5.3%
 50,000,000           Merrill Lynch & Company Inc.,
                      5.49%, 3/4/98 .....................        49,977,125
 30,000,000           Morgan Stanley Group Inc.,
                      5.72%, 3/4/98 .....................        29,985,700
 40,000,000           Salomon Smith Barney Holdings Inc.,
                      5.51%, 3/4/98 .....................        39,981,633
                                                              =============
                                                                119,944,458
                                                              =============
                            Finance - 34.4%
 50,000,000           American Express Credit,
                      5.53%, 3/2/98 .....................        49,992,319
 21,278,000           Apex Funding Corp.,
                      (LOC: Bank of Tokyo-Mitsubishi Ltd.)
                      5.72%, 4/6/98 .....................        21,156,290
 44,496,000           Aristar, Inc.,
                      5.78%, 3/2/98 .....................        44,488,856
 50,000,000           Atlas Funding Corp.,
                      (LOC: Dai-Ichi Kangyo Bank Ltd.)
                      5.95%, 3/16/98 ....................        49,876,042
 40,000,000           Banner Receivables Corp.,
                      5.62%, 3/19/98 ....................        39,887,600
 30,000,000           Broadway Capital Corp.,
                      5.65%, 3/9/98 .....................        29,962,333
 40,000,000           Countrywide Funding Corp.,
                      5.51%, 3/11/98 ....................        39,938,778


      Principal
       Amount                                                        Value
----------------------------------------------------------------------------
COMMERCIAL PAPER* - continued
                      Finance - continued
                      Enterprise Funding Corp.,
                      (LOC: NationsBank):
$25,231,000            5.50%, 3/24/98 ...................     $  25,142,341
 50,000,000            5.52%, 3/6/98 ....................        49,961,667
 38,000,000           Gotham Funding Corp.,
                      (LOC: Bank of Tokyo-Mitsubishi Ltd.)
                      5.60%, 3/12/98 ....................        37,934,978
 41,207,000           Lexington Parker Capital Corp.,
                      5.58%, 3/3/98 .....................        41,194,226
 50,000,000           Mont Blanc Capital Corp.,
                      5.51%, 3/23/98 ....................        49,831,639
                      Monte Rosa Capital Corp.:
 25,000,000           5.48%, 3/5/98 .....................        24,984,778
 27,000,000            5.50%, 3/16/98 ...................        26,938,125
 25,402,000           Old Line Funding Corp.,
                      5.50%, 3/2/98 .....................        25,398,119
 40,000,000           Orix America, Inc.,
                      5.83%, 10/26/98 ...................        40,000,000
 45,000,000           Receivables Capital Corp.,
                      5.51%, 3/6/98 .....................        44,965,562
 50,000,000           Sanwa Business Credit Corp.,
                      (LOC: Sanwa Bank Ltd.)
                      5.73%, 3/17/98 ....................        49,872,666
 15,000,000           Sigma Finance,
                      5.93%, 8/7/98 .....................        15,000,000
 17,000,000           Trident Capital Finance, Inc.,
                      5.50%, 3/11/98 ....................        16,974,028
                      Working Capital Management Corp.,
                      (LOC: Industrial Bank of Japan Ltd.):
 30,000,000            5.77%, 3/10/98 ...................        29,956,725
 25,000,000            5.80%, 3/4/98 ....................        24,987,917
                                                              =============
                                                                778,444,989
                                                              =============
                          Industrial - 3.8%
                      Fingerhut Owner Trust:
 45,000,000            5.51%, 3/20/98 ...................        44,869,137
 41,400,000            5.53%, 3/18/98 ...................        41,291,889
                                                              =============
                                                                 86,161,026
                                                              =============
                      Telecommunication Services &
                           Equipment - 1.7%
 38,000,000           GTE Corp.,
                      5.55%, 4/8/98 .....................        37,777,383
                                                              =============
                      Total Commercial Paper
                      (cost $1,306,920,453) .............     1,306,920,453
                                                              =============
CORPORATE BONDS & NOTES - 26.6%
                      Automotive Equipment &
                       Manufacturing - 1.1%
 25,000,000           American Honda Finance Corp.,
                      5.62%, 10/22/98 ...................        25,002,504
                                                              =============
                              Banks - 11.2%
                      Abbey National PLC, Treasury
                      Services, MTN:
 25,000,000            5.72%, 1/29/99 ...................        25,000,000
 50,000,000            5.72%, 2/26/99 ...................        50,000,000
 22,000,000           Bankers Trust New York Corp., FRN,
                      5.87%, 2/3/99 (a) .................        22,000,000
 30,000,000           Bankers Trust, FRN,
                      5.69%, 4/23/98 ....................        29,998,314

                                   EVERGREEN
                            Select Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998




      Principal
       Amount                                                        Value
-----------------------------------------------------------------------------
CORPORATE BONDS & NOTES - continued
                      Banks - continued
$5,600,000            First Interstate Bancorp, MTN,
                      9.38%, 11/15/98 ...................     $ 5,729,052
10,000,000            Fleet Financial Group Note,
                      6.04%, 6/30/98 ....................      10,000,473
61,900,000            ING Barings Bank, FRN,
                      5.88%, 7/7/98 .....................      61,900,262
19,000,000            Landesbank Hessen Thuringen,
                      5.93%, 6/30/98 ....................      18,992,352
20,000,000            PNC Bank, MTN,
                      5.63%, 5/12/98 ....................      19,997,317
 7,790,000            Urban Mortgage Bank, FRN,
                      5.50%, 11/9/98 ....................       7,757,365
 2,000,000            Wells Fargo & Company, FRN,
                      6.00%, 7/31/98 ....................       2,000,392
                                                              ===========
                                                              253,375,527
                                                              ===========
                         Brokers - 6.2%
10,000,000            Dean Witter Discover & Co.,
                      6.00%, 3/1/98 .....................      10,000,000
                      Lehman Brothers Holdings Inc.:
 7,000,000             6.38%, 6/1/98 ....................       7,003,680
17,200,000             6.84%, 9/25/98 ...................      17,274,694
 5,720,000             7.63%, 8/1/98 ....................       5,754,710
11,400,000             7.85%, 5/11/98 ...................      11,436,071
 4,000,000             8.06%, 3/10/98 ...................       4,002,060
 4,500,000             8.10%, 3/17/98 ...................       4,504,435
 5,500,000             8.88%, 11/1/98 ...................       5,600,808
 5,000,000            Morgan Stanley Group Inc,
                      Series E,
                      5.86%, 2/26/99 ....................       5,010,092
                      Salomon Inc.:
 3,830,000             6.22%, 11/19/98 ..................       3,835,180
                       Medium Term Senior Note
35,000,000             5.66%, 10/26/98 ..................      35,002,764
                       MTN
 3,500,000             6.00%, 7/16/98 ...................       3,502,065
                       Senior Note
 4,765,000             6.70%, 12/1/98 ...................       4,788,172
                       Series D
15,000,000             6.02%, 11/25/98 ..................      15,000,000
                      Shearson Lehman Holdings, MTN:
 1,000,000             6.08%, 7/9/98 ....................       1,000,403
 6,435,000             6.13%, 6/30/98 ...................       6,432,776
                                                              ===========
                                                              140,147,910
                                                              ===========
                      Consumer Products & Services - 0.1%
 2,150,000            Pepsico Inc.,
                      7.63%, 12/18/98 ...................       2,177,587
                                                              ===========
                         Finance - 6.8%
                      Associates Corp. of North America,
                      Senior Note:
25,000,000             6.38%, 8/15/98 ...................      25,046,498
 9,140,000             7.30%, 3/15/98 ...................       9,144,686
25,000,000            Bravo Trust, FRN, Series1997-1-A,
                      5.65%, 10/15/98 (a) ...............      25,000,000
                      Chrysler Financial Corporation, MTN:
 5,000,000             5.56%, 3/2/98 ....................       4,999,920
13,000,000             6.45%, 8/7/98 ....................      13,027,013
 3,000,000             6.74%, 5/20/98 ...................       3,004,364


      Principal
       Amount                                                        Value
---------------------------------------------------------------------------
CORPORATE BONDS & NOTES - continued
                      Finance - continued
$6,000,000            Folk Financial, Series A,
                      (LOC: First of America Bank N.A.)
                      5.62%, VRDN .......................     $ 6,000,000
                      GMAC MTN:
 1,500,000             6.05%, 10/9/98 ...................       1,500,038
 5,340,000             6.25%, 9/8/98 ....................       5,346,599
18,000,000             7.75%, 3/2/98 ....................      18,000,910
25,000,000            Sigma Finance,
                      5.71%, 3/2/99 .....................      25,000,000
                      Transamerica Finance Corp.:
                       MTN
 3,800,000             5.74%, 12/9/98 ...................       3,792,361
                       Senior Note
 3,410,000             6.80%, 3/15/99 ...................       3,448,830
 4,660,000            Volkswagen International Finance,
                      9.75%, 10/27/98 ...................       4,762,262
 6,500,000            Wise Investments LLC, Series A,
                      (LOC: First of America Bank NA)
                      5.62%, VRDN .......................       6,500,000
                                                              ===========
                                                              154,573,481
                                                              ===========
                       Insurance - 0.3%
 1,135,000            Allstate Corp.,
                      5.88%, 6/15/98 ....................       1,134,810
 5,000,000            ITT Hartford Group,
                      8.20%, 10/15/98 ...................       5,065,933
 1,000,000            Travelers Group Inc., Note,
                      5.75%, 4/15/98 (a) ................         999,760
                                                              ===========
                                                                7,200,503
                                                              ===========
                      Local Debt - 0.5%
11,015,000            Manitoba Province Canada,
                      9.50%, 9/15/98 ....................      11,215,579
                                                              ===========
                      Retailing & Wholesale - 0.2%
 4,000,000            Sears Roebuck & Co. MTN,
                      7.40%, 3/16/98 ....................       4,002,454
                                                              ===========
                      Telecommunication Services &
                       Equipment - 0.2%
 4,000,000            GTE Corp.,
                      8.85%, 3/1/98 .....................       4,000,000
                                                              ===========
                      Total Corporate Bonds & Notes
                      (cost $601,695,545) ...............     601,695,545
                                                              ===========
FUNDING AGREEMENT - 2.2% (cost $50,000,000)
50,000,000            General American, Cash Manager Plus,
                      5.75%, 3/2/98 .....................      50,000,000
                                                              ===========
GOVERNMENT AGENCY BONDS & NOTES - 4.0%
                      Federal Home Loan Banks, FRN,
50,000,000             5.62%, 2/26/99 ...................      49,983,140
15,000,000            Federal Home Loan Banks, MTN,
                       6.00%, 12/30/98 ..................      15,000,000
25,000,000            Federal National Mortgage Assn., FRN,
                      5.67%, 1/21/99 ...................       24,993,569
                                                              ===========
                      Total Government Agency Bonds &
                      Notes (cost $89,976,709) ..........      89,976,709
                                                              ===========
MUNICIPALS - 2.0%
$14,250,000           California Housing Finance Agency,
                      Series G2,
                      5.68%, VRDN .......................     $14,250,000

                                   EVERGREEN
                            Select Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998


   Principal
    Amount                                               Value
--------------------------------------------------------------
                       MUNICIPALS - continued
 $ 5,000,000  Hannahville Michigan, Building Program
              Bonds,
              (LOC: First of America Bank N.A.)
              5.62%, VRDN ........................    $ 5,000,000
   9,995,000  Hudson County New Jersey
              Improvement Auth. Facility
              Certificates, Series L,
              5.96%, VRDN ........................      9,995,000
  16,995,000  San Diego California Public
              Facilities Financing
              Certificates, Series M,
              5.68%, VRDN ........................     16,995,000
                                                      ===========
              Total Municipals (cost $46,240,000)      46,240,000
                                                      ===========
REPURCHASE AGREEMENT - 0.2%
(cost $5,136,332)
   5,136,332  Donaldson, Lufkin & Jenrette
              Securities Corp.,
              5.63%, 3/2/98 (b) ..................      5,136,332
                                                      ===========



    Shares                                                   Value
-------------------------------------------------------------------
MUTUAL FUND SHARES - 1.4%
 22,512,457   Fidelity Institutional Fund .........     $   22,512,457
 10,016,928   Fidelity U.S. Treasury Fund .........         10,016,928
                                                        ==============
              Total Mutual Fund Shares
              (cost $32,529,385)...................         32,529,385
                                                        ==============
              Total Investments -
              (cost $2,287,484,820) ..... 100.9%         2,287,484,820
              Other Assets and
              Liabilities - Net ......... ( 0.9)           (20,395,799)
                                          =====         ==============
              Net Assets ................ 100.0%        $2,267,089,021
                                          ======        ==============


(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Collateralized by $928,000 U.S. Treasury Note, 6.13% due 12/31/01; value including interest - $947,195 and $4,279,000 U.S. Treasury Note, 5.25%, due 7/31/98 value including interest - $4,292,820.
*  Rates listed represent yield to maturity.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1998.

Summary of Abbreviations:

FRN    Floating Rate Note
LOC    Letter of Credit
MTN    Medium Term Note
VRDN   Variable Rate Demand Note





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Municipal Money Market Fund
                            Schedule of Investments

                               February 28, 1998










      Principal
       Amount                                                   Value
----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 100.8%
                          Alabama - 0.3%
$ 1,500,000           Phenix County, IDB, Environmental
                      Improvement Revenue, Mead Coated
                      Board Project,
                      (LOC: ABN-Amro NA), 3.65%, VRDN ....   $ 1,500,000
                                                             -----------
                          Arizona - 0.8%
  4,200,000           Tempe IDA, MFHRB, Elliots Crossings,
                      (LOC: Citibank N.A.),
                      3.50%, VRDN ........................     4,200,000
                                                             -----------
                       California - 1.7%
  1,500,000           Los Angeles Department of Water &
                      Power,
                      5.60%, 2/1/99.......................     1,526,936
  3,000,000           Los Angeles Unified School District,
                      TRANS,
                      4.50%, 7/1/98.......................     3,006,759
  4,000,000           San Bernardino County, TRANS,
                      Series A,
                      4.50%, 6/30/98 .....................     4,008,297
                                                             -----------
                                                               8,541,992
                                                             -----------
                         Colorado - 2.8%
  4,495,000           Arapahoe County, E-470 Public
                      Highway Auth. Revenue,
                      3.51%, VRDN ........................     4,495,000
  5,000,000           Colorado State General Fund, TRANS,
                      4.50%, 6/26/98 .....................     5,010,189
  4,500,000           Denver City & County Airport Revenue,
                      Series 13,
                      3.65%, VRDN (a) ....................     4,500,000
                                                             -----------
                                                              14,005,189
                                                             -----------
                          Florida - 4.4%
  1,000,000           Dade County GO, Series I,
                      (Ins. by AMBAC),
                      6.75%, 7/1/98 ......................     1,010,367
  1,880,000           Escambia County HFA, SFHRB,
                      3.61%, VRDN ........................     1,880,000
  9,745,000           Florida State Bond Finance Dept.,
                      General Services Revenue,
                      (LIQ: Bankers Trust),
                      3.60%, VRDN ........................     9,745,000
  2,600,000           Orlando TECP,
                      (LIQ: Morgan Guaranty),
                      3.60%, 7/17/98 .....................     2,600,000
  7,000,000           Tampa Occupational License, Series A,
                      3.45%, VRDN ........................     7,000,000
                                                             -----------
                                                              22,235,367
                                                             -----------
                          Georgia - 6.0%
  3,100,000           Eagle Tax Exempt Trust, Class A,
                      3.51%, VRDN (a) ....................     3,100,000
  2,000,000           Fulton County Housing Authority,
                      MFHRB, Series 97 1,
                      (LOC: ING Barings Bank),
                      3.70%, VRDN ........................     2,000,000
  9,133,596           Georgia Municipal Associates, Pool
                      Bond, COP,
                      (SPA: Credit Suisse and Ins. by MBIA),
                      3.50%, VRDN ........................     9,133,596
  5,000,000           Georgia State GO, Series B,
                      6.75%, 3/1/98 ......................     5,000,000


      Principal
       Amount                                                   Value
----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - continued
                      Georgia - continued
$10,000,000           Gwinnett County School District,
                      Construction Sales Tax Notes,
                      4.00%, 12/31/98 ....................   $10,040,635
  1,000,000           Municipal Electric Authority, TECP,
                      3.55%, 4/9/98 ......................     1,000,000
                                                             -----------
                                                              30,274,231
                                                             -----------
                           Hawaii - 1.4%
  2,395,000           Hawaii Department of Budget &
                      Finance, Special Purpose Revenue,
                      (SPA: Commerzbank and Ins. by
                      MBIA),
                      3.61%, VRDN ........................     2,395,000
                      Hawaii State GO:
  2,600,000           (LIQ: Merrill Lynch and Ins. by FGIC),
                      3.51%, VRDN ........................     2,600,000
  2,000,000           Refunding, Series CD,
                      4.40%, 2/1/99 ......................     2,016,153
                                                             -----------
                                                               7,011,153
                                                             -----------
                        Illinois - 11.6%
  5,985,000           Chicago Board of Education
                      Certificates,
                      (SPA: Bank of New York and Ins. by
                      AMBAC),
                      3.50%, VRDN ........................     5,985,000
  7,250,000           Chicago Wastewater Transmission
                      Revenue,
                      (LIQ: Chase and Ins. by AMBAC),
                      3.60%, VRDN ........................     7,250,000
  5,160,000           City of Glenview, BAN,
                      5.50%, 12/1/98 .....................     5,209,407
  6,100,000           Illinois Health Facilities Authority,
                      MSTR, Series 1997 20 Class A,
                      (LIQ: Bear Stearns Capital Mkts. and
                      Ins. by AMBAC),
                      3.87%, VRDN ........................     6,100,000
  9,100,000           Illinois Health Facilities Authority
                      Revenue,
                      (SPA: Rabobank and Ins. by FGIC),
                      3.51%, VRDN ........................     9,100,000
  7,440,000           Illinois State Tender Option
                      Certificates,
                      (LIQ: Bankers Trust),
                      3.50%, VRDN ........................     7,440,000
  3,000,000           Illinois Student Assistance Commission,
                      Student Loan Revenue, Series A,
                      (SPA: Bank of America and Ins. by MBIA),
                       3.65%, VRDN .......................     3,000,000
  7,000,000           Lombard MFHRB, Clover Creek Apts.
                      Project,
                      (LOC: Continental Casualty Surety),
                      4.00%, VRDN ........................     7,000,000
  2,000,000           Metropolitan Pier & Exposition
                      Authority, Dedicated State Tax
                      Revenue, Series 8,
                      (SPA: Bank of New York and Ins. by
                      AMBAC),
                      3.65%, VRDN ........................     2,000,000
  5,150,000           O'Hare International Airport RB,
                      3.61%, VRDN ........................     5,150,000
                                                             -----------
                                                              58,234,407
                                                             -----------

                                   EVERGREEN
                       Select Municipal Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998




      Principal
       Amount                                                   Value
-----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - continued
                              Kansas - 0.8%
$3,950,000            Wichita GO, Series 194,
                      4.25%, 8/27/98 .....................   $ 3,961,499
                                                             -----------
                            Kentucky - 4.1%
 2,500,000            Clark County PCRB, East Kentucky
                      Power Cooperative,
                      (LOC: Cooperative Finance
                      Corporation),
                      3.70%, VRDN ........................     2,500,000
 1,000,000            Kentucky Higher Education Student
                      Loan Corp., Insured Student Loan
                      Revenue, Series A,
                      4.45%, 6/1/98 ......................     1,000,725
12,000,000            Kentucky State Turnpike Authority,
                      Resources Recovery, Series 17,
                      (LIQ: Commerzbank A.G and Ins. by
                      FSA),
                      3.65%, VRDN ........................    12,000,000
 5,000,000            Louisville & Jefferson County Regional
                      Airport Authority, BAN, Series AA1,
                      (LOC: National City Bank, KY),
                      3.55%, VRDN ........................     5,000,000
                                                             -----------
                                                              20,500,725
                                                             -----------
                      Maryland - 2.3%
 2,000,000            Anne Arundel County, Port Facilities
                      TECP, Baltimore Gas & Electric,
                      3.45%, 6/9/98 ......................     2,000,000
 9,485,000            Maryland State Tender Option
                      Certificates,
                      3.65%, VRDN ........................     9,485,000
                                                             -----------
                                                              11,485,000
                                                             -----------
                      Massachusetts - 2.0%
 9,960,000            Massachusetts State Health &
                      Educational Facilities Authority
                      MSTR, Series SGA 65,
                      (SPA: Societe Generale),
                      3.50%, VRDN ........................     9,960,000
                                                             -----------
                      Michigan - 2.0%
 2,000,000            Michigan State GO,
                      4.50%, 9/30/98 .....................     2,012,190
 8,000,000            Walled Lake Consolidated School
                      District, MSTR, Series SGA 68,
                      3.50%, VRDN ........................     8,000,000
                                                             -----------
                                                              10,012,190
                                                             -----------
                      Mississippi - 0.9%
 4,750,000            Mississippi Business Finance Corp.
                      Solid Waste Disposal Revenue,
                      Mississippi Power Co. Project,
                      3.75%, VRDN ........................     4,750,000
                                                             -----------
                      Missouri - 6.3%
 1,800,000            Independence Water Utility Revenue,
                      (LOC: Westbeutsche Landesbank),
                      3.35%, VRDN ........................     1,800,000
 4,000,000            Kansas City IDA,
                      3.85%, VRDN ........................     4,000,000
 4,000,000            Missouri State Housing Dev. Comm.
                      Mortgage Revenue,
                      (LIQ: Merrill Lynch),
                      3.61%, VRDN ........................     4,000,000


      Principal
       Amount                                                   Value
---------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - continued
                      Missouri - continued
$8,645,000            St. Louis Airport, MSTR, Series SGA 71,
                      (SPA: Societe Generale and Ins. by
                      FGIC),
                      3.70%, VRDN ........................   $ 8,645,000
13,060,000            St. Louis County MFHRB,
                      (SPA: Merrill Lynch),
                      3.61%, VRDN ........................    13,060,000
                                                             -----------
                                                              31,505,000
                                                             -----------
                      Nebraska - 1.6%
 1,340,000            Lincoln Electric Systems RB, Series A,
                      4.50%, 9/1/98 ......................     1,346,645
 1,600,000            Lincoln Electric Systems
                      Revenue,TECP,
                      (LOC: Morgan Guaranty),
                      3.45%, 5/11/98 .....................     1,600,000
 5,245,000            Nebraska Higher Education Loan
                      Program,
                      (LOC: Bank Nationale de Paris),
                      3.61%, VRDN ........................     5,245,000
                                                             -----------
                                                               8,191,645
                                                             -----------
                      Nevada - 0.8%
 3,100,000            Clark County IDR, Nevada Cogeneration
                      I Project,
                      (LOC: Canadian Imperial Bank),
                      3.75%, VRDN ........................     3,100,000
 1,000,000            Nevada State GO, Series A,
                      9.70%, 5/1/98 ......................     1,009,597
                                                             -----------
                                                               4,109,597
                                                             -----------
                      New Hampshire - 1.5%
 7,580,000            New Hampshire HFA, SFHRB,
                      (LIQ: Rabobank Nederland),
                      3.61%, VRDN ........................     7,580,000
                                                             -----------
                      New York - 8.8%
 9,000,000            Erie County IDA, Solid Waste Disposal
                      Facility RB, Canfire Lackawanna Proj.,
                      (LOC: Bayerische Landesbank),
                      3.45%, VRDN ........................     9,000,000
 2,495,000            New York HFA RB,
                      (SPA: Merrill Lynch),
                      3.61%, VRDN ........................     2,495,000
 1,780,000            New York State Thruway Authority
                      Service Contract Revenue,
                      3.61%, VRDN (a) ....................     1,780,000
 5,000,000            New York State Urban Development
                      Corp.,
                      (LIQ: Chase),
                      3.40%, VRDN ........................     5,000,000
                      New York, NY, FRN:
 7,000,000             (SPA: Merrill Lynch),
                      3.61%, VRDN ........................     7,000,000
 2,000,000             Series 26,
                      (LIQ: Bank of New York),
                      3.90%, VRDN ........................     2,000,000
 7,000,000            New York, NY, Municipal Securities Trust
                      Certificates, Series 1997 17,
                      (SPA: Bear Stearns and Ins. by
                      AMBAC-TCRS),
                      3.85%, VRDN (a) ....................     7,000,000

                                   EVERGREEN
                       Select Municipal Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998




      Principal
       Amount                                                         Value
---------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - continued
                      New York - continued
$8,000,000            Onondaga County IDA Solid Waste
                      Disposal Facility RB, Solvay
                      Paperboard Proj.,
                      (LIQ: Bear Stearns),
                      4.10%, VRDN .........................     $ 8,000,000
 2,000,000            Suffolk County GO, Prefunded 3/1/98 @
                      101,
                      (COLL: US Govt. Securities),
                      7.38%, 3/1/98 .......................       2,020,000
                                                                ===========
                                                                 44,295,000
                                                                ===========
                      North Carolina - 1.7%
 8,600,000            North Carolina Medical Care
                      Commission Hospital RB,
                      3.40%, VRDN .........................       8,600,000
                                                                ===========
                       Pennsylvania - 6.9%
15,000,000            Allegheny County Sanitation Authority,
                      Sewer Revenue, MSTR,
                      (LIQ: Chase and Ins. by MBIA),
                      3.60%, VRDN .........................      15,000,000
 2,000,000            Allegheny County, TECP, US Steel Corp.,
                      (LOC: Commerzbank AG),
                      3.40%, 6/12/98 ......................       2,000,000
 1,380,000            Pennsylvania HFA RB,
                      3.56%, VRDN .........................       1,380,000
 5,000,000            Philadelphia Airport, MSTR,
                      3.56%, VRDN .........................       5,000,000
 5,230,000            Philadelphia School District GO,
                      (LIQ: Merrill Lynch and Ins. by
                      AMBAC),
                      3.51%, VRDN .........................       5,230,000
 6,205,000            Pittsburgh, Floating Rate Receipt,
                      (SPA: Societe Generale and Ins. by
                      FGIC),
                      3.51%, VRDN .........................       6,205,000
                                                                ===========
                                                                 34,815,000
                                                                ===========
                          Tennessee - 4.6%
 6,000,000            Johnson City MSTR,
                      (SPA: Societe Generale and Ins. by
                      FGIC),
                      3.50%, VRDN .........................       6,000,000
 5,625,000            Metro Government of Nashville &
                      Davidson County RB,
                      3.51%, VRDN (a) .....................       5,625,000
 8,550,000            Tennessee State GO,
                      (SPA: Bank of New York),
                      3.50%, VRDN .........................       8,550,000
 3,000,000            Tennessee State TECP, Series 1997,
                      (SPA: Union Bank of Switzerland),
                      3.45%, 7/15/98 ......................       3,000,000
                                                                ===========
                                                                 23,175,000
                                                                ===========
                             Texas - 18.1%
 1,300,000            Brazos River Authority, PCRB,
                      (LOC: Union Bank of Switzerland),
                      3.95%, VRDN .........................       1,300,000
 5,000,000            City of Houston Water & Sewer
                      Revenue, TECP,
                      3.45%, 4/9/98 .......................       5,000,000
 8,500,000            Fort Worth, TECP,
                      (SPA: Canadian Imperial Bank of
                      Commerce),
                      3.85%, 3/12/98 ......................       8,500,000


      Principal
       Amount                                                         Value
---------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - continued
                      Texas - continued
$2,000,000            Harris County Health Facility Services
                      Dev. Corp. Hospital Revenue,
                      Methodist Hosp., Series 1994,
                      (LOC: Morgan Guaranty, NY),
                      3.65%, VRDN .........................     $ 2,000,000
                      Houston Water & Sewer Systems MSTR:
11,445,000             (LIQ: Chase and Ins. by FGIC),
                      3.60%, VRDN .........................      11,445,000
 4,000,000             Series SCG 73,
                      (Ins. by FGIC),
                      3.50%, VRDN .........................       4,000,000
12,000,000            San Antonio Electric & Gas Revenue,
                      (SPA: Societe Generale),
                      3.55%, VRDN .........................      12,000,000
 5,000,000            San Antonio Electric & Gas, TECP,
                      Series A,
                      3.45%, 8/10/98 (b) ..................       5,000,000
 4,670,000            Tarrant County Health Facility Dev.
                      Corp. Health System Revenue,
                      (SPA: Commerzbank and Ins. by
                      MBIA),
                      3.29%, VRDN (a) .....................       4,670,000
 2,400,000            Texas Housing Agency, MFHRB,
                      Series 97 5,
                      3.70%, VRDN .........................       2,400,000
12,205,000            Texas State Tender Option Certificates,
                      (LIQ: Bankers Trust),
                      3.475%, VRDN ........................      12,205,000
22,500,000            Texas State TRANS, Series A,
                      4.75%, 8/31/98 ......................      22,611,898
                                                                ===========
                                                                 91,131,898
                                                                ===========
                          Wisconsin - 3.5%
 3,845,000            Reedsburg School District, BAN,
                      3.90%, 12/1/98 .......................      3,850,361
 8,250,000            Wisconsin Housing and Economic Dev.
                      Authority, Home Ownership,
                      Series 18,
                      3.80%, VRDN .........................       8,250,000
 5,800,000            Wisconsin Public Power Inc. Systems,
                      MSTR, Series SGA 2,
                      (SPA: Societe Generale and Ins. by
                      AMBAC),
                      3.50%, VRDN .........................       5,800,000
                                                                ===========
                                                                 17,900,361
                                                                ===========
                              Other - 5.9%
                      Puttable Floating Option Tax Exempt
                      Receipts:
10,000,000             (LOC: Credit Suisse and Ins. by FSA),
                      4.05%, VRDN .........................      10,000,000
 1,990,000             (LIQ: Credit Suisse),
                      4.08%, VRDN .........................       1,990,000
17,800,000             (SPA: Societe Generale),
                      3.49%, VRDN .........................      17,800,000
                                                                ===========
                                                                 29,790,000
                                                                ===========
                      Total Municipal Obligations
                      (cost $507,765,254)..................     507,765,254
                                                                ===========

                                   EVERGREEN
                       Select Municipal Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998


   Shares                                              Value
------------------------------------------------------------
MUTUAL FUND SHARES - 0.2%
  (cost $900,000)
  900,000   Federated Municipal Obligation Fund    $    900,000
                                                   ------------
            Total Investments
            (cost $508,665,254)..... 101.0%         508,665,254
            Other Assets and
            Liabilities - Net ...... ( 1.0)          (4,898,837)
                                     -----         ------------
            Net Assets ............. 100.0%        $503,766,417
                                     ======        ============


(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Liquidity provided by Morgan Guaranty Trust of New York, Texas Commerce Bank, Toronto Dominion Bank and Union Bank of Switzerland. Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1998.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.



Summary of Abbreviations:
AMBAC American Municipal Bond Assurance Corp.
BAN   Bond Anticipation Note
COLL  Collateral
COP   Certificate of Participation
FGIC  Financial Guaranty Insurance Co.
FRN   Floating Rate Note
FSA   Financial Security Assurance Inc.
GO    General Obligations
HFA   Housing Finance Authority
IDA   Industrial Development Authority
IDB   Industrial Development Bond
IDR   Industrial Development Revenue
LIQ   Liquidity Provider
LOC   Letter of Credit
MBIA  Municipal Bond Investors Assurance Corp.
MFHRB Multifamily Housing Revenue Bond
MSTR  Municipal Securities Trust Receipt
PCRB  Pollution Control Revenue Bond
RB    Revenue Bonds
SFHRB Single Family Housing Revenue Bond
SPA   Securities Purchase Agreement
TCRS  Transferable Custody Receipts
TECP  Tax Exempt Commercial Paper
TRANS Tax Revenue Anticipation Notes
VRDN  Variable Rate Demand Notes







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                            Schedule of Investments

                               February 28, 1998




   Principal
    Amount                                               Value
---------------------------------------------------------------
UNITED STATES TREASURY BILLS - 15.4%
 $ 50,000,000  5.37%(b) 3/12/98(+) .............    $   49,917,958
   50,000,000  5.34%(b) 4/16/98(+) .............        49,658,833
  250,000,000  5.37%(b) 4/16/98 ................       248,359,167
                                                    ==============
               Total United States Treasury Bills
               (cost $347,935,958)..............       347,935,958
                                                    ==============
UNITED STATES TREASURY NOTES - 17.9%
   60,000,000  6.13%, 3/31/98(+) ...............        60,015,863
   25,000,000  5.88%, 4/30/98(+) ...............        24,999,330
   50,000,000  6.25%, 6/30/98(+) ...............        50,080,397
   30,000,000  4.75%, 8/31/98 ..................        29,853,158
   30,000,000  6.13%, 8/31/98 ..................        30,073,201
   65,000,000  6.00%, 9/30/98 ..................        65,083,865
   20,000,000  5.88%, 10/31/98 .................        20,020,279
   50,000,000  5.75%, 12/31/98 .................        50,007,603
   25,000,000  5.13%, 12/31/98 .................        24,881,011
   50,000,000  6.25%, 3/31/99 ..................        50,363,281
                                                    ==============
               Total United States Treasury Notes
               (cost $405,377,988)..............       405,377,988
                                                    ==============
REPURCHASE AGREEMENTS*(a) - 89.4%
  100,000,000  Barclays Bank PLC,
               5.62%, dated 2/23/98,
               due 3/2/98 (1) ..................       100,000,000
  100,000,000  Dean Witter Reynolds, Inc.,
               5.63%, dated 2/27/98,
               due 3/2/98 (2) ..................       100,000,000
  100,000,000  Deutsche Bank GC,
               5.63%, dated 2/23/98,
               due 3/2/98 (3) ..................       100,000,000
  100,000,000  Donaldson, Lufkin & Jenrette
               Securities Corp.,
               5.63%, dated 2/27/98,
               due 3/2/98 (4) ..................       100,000,000
  200,000,000  Dresdner Bank AG,
               5.63%, dated 2/23/98,
               due 3/2/98 (5) ..................       200,000,000
   50,500,000  Dresdner Bank AG,
               5.45%, dated 2/27/98,
               due 6/30/98 (7)** ...............        50,500,000
   49,312,500  Dresdner Bank AG,
               5.54%, dated 2/27/98,
               due 4/16/98 (9)** ...............        49,312,500
   61,950,000  Dresdner Bank AG,
               5.57%, dated 2/27/98,
               due 3/31/98 (10)** ..............        61,950,000


   Principal
    Amount                                               Value
---------------------------------------------------------------
REPURCHASE AGREEMENTS*(a) - continued
 $ 49,500,000  Dresdner Bank AG,
               5.58%, dated 2/27/98,
               due 3/12/98 (11)** ..............    $   49,500,000
   25,625,000  Dresdner Bank AG,
               5.58%, dated 2/27/98,
               due 4/30/98 (8)** ...............        25,625,000
   70,000,000  Dresdner Bank AG,
               5.63%, dated 2/27/98,
               due 3/2/98 (6) ..................        70,000,000
  100,000,000  First Boston Corp.,
               5.63%, dated 2/23/98,
               due 3/2/98 (12) .................       100,000,000
  100,000,000  Goldman, Sachs Group L.P.,
               5.63%, dated 2/27/98,
               due 3/2/98 (13) .................       100,000,000
  100,000,000  HSBC,
               5.62%, dated 2/27/98,
               due 3/2/98 (14) .................       100,000,000
  100,000,000  Merrill Lynch & Co., Inc.,
               5.6%, dated 2/27/98,
               due 3/2/98 (15) .................       100,000,000
  100,000,000  Morgan Guaranty Trust Co. New York,
               5.63%, dated 2/27/98,
               due 3/2/98 (16) .................       100,000,000
   15,255,467  Shearson Lehman Brothers,
               5.63%, dated 2/27/98,
               due 3/2/98 (17) .................        15,255,467
  500,000,000  Smith Barney,
               5.65%, dated 2/23/98,
               due 3/2/98 (18) .................       500,000,000
  100,000,000  Union Bank of Switzerland,
               5.63%, dated 2/27/98,
               due 3/2/98 (19) .................       100,000,000
                                                    ==============
               Total Repurchase Agreements
               (cost $2,022,142,967) ...........     2,022,142,967
                                                    ==============


     Shares
----------------------------------------------------------------------
MUTUAL FUND SHARES - 1.0% (cost $21,521,376)
  21,521,376   Fidelity U.S. Treasury Income
               Portfolio .........................         21,521,376
                                                           ==========
               Total Investments -
               (cost $2,796,978,289) ... 123.7%         2,796,978,289
               Other Assets and
               Liabilities - Net ....... (23.7)          (535,218,312)
                                         =====          =============
               Net Assets .............. 100.0%        $2,261,759,977
                                         =====         ==============


(a) Repurchase agreements are puttable back to the issuer on no more than five calendar days' notice given by the Fund.
(b) Effective yield (calculated at the date of purchase) is the yield at which the security accretes on an annual basis until maturity date.

**  Represents collateral received for securities on loan.
(+) Securities on loan (see Note 3).

*    Collateralized by:
(1)  $94,485,946 U.S. Treasury Bill 4/30/98, value - $94,485,946 and $5,514,054
     U.S. Treasury Bond 7.25%, 5/15/16, value including accrued interest - $5,516,636.
(2) $10,729,000 US Treasury Note 5.875%, 2/28/99, value including accrued interest - $11,076,370, $43,182,594 GNMA 5.00% to 10.5%, 11/15/07 to
     2/20/28, value including accrued interest - $21,909,171 and $328,968,924 US Treasury STRIPS, 5/15/98 to 2/17/27, value including accrued interest - $125,115,188.
(3) $102,972,000 U.S. Treasury Note, 5.50%, 02/15/08, value including accrued interest - $102,000,171.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998

(4)  $285,894,000 U.S. Treasury STRIPS, 05/15/05 to 02/15/23, value including accrued interest - $96,185,368, $756,000 U.S. Treasury Note 7.75%, 12/31/99, value including accrued interest $793,562, and $4,125,000 U.S. Treasury Bonds 6.25% to 10.38%, 11/15/09 to 8/15/23, value including accrued interest - $5,022,141.
(5) $147,058,000 U.S. Treasury Bills 3/5/98 to 2/04/99, value including accrued interest - $144,307,787 and $53,727,000 U.S. Treasury Bonds 6.00% to
     13.87%, 8/15/03 to 11/15/27, value including accrued interest -
     $59,694,970.
(6) $71,085,000 U.S. Treasury Bill 5/28/98, value including accrued interest - $70,152,369 and $1,190,000 U.S. Treasury Note 7.75%, 12/31/99, value including accrued interest - $1,248,664.
(7)  $60,265,000 GNMA 7.00% to 7.50%, 1/15/25 to 3/15/26, value including accrued interest - $51,376,737 and $155,000 U.S. Treasury Bond 13.88%, 5/15/11, value including accrued interest - $241,876.
(8)  $31,284,000 GNMA 6.00% to 8.50%, 6/20/25 to 6/20/27, value including accrued interest - $24,859,756, $730,000 U.S. Treasury Bonds 7.13% to 13.88%, 8/15/03 to 2/15/23, value including accrued interest - $996,847, and $330,000 U.S. Treasury Note 6.38%, 5/15/00, value including accrued interest - $341,202.
(9)  $51,375,000 GNMA 6.00% to 8.50%, 6/20/25 to 6/20/27 value including accrued interest - $50,220,925, $155,000 U.S. Treasury Bonds 11.13% to 13.88%,
     8/15/03 to 5/15/11, value including accrued interest -  $226,677.
(10)  $63,470,000 GNMA 6.00% to 8.50%, 6/20/25 to 6/20/27, value including accrued interest - $62,154,699, $895,000 U.S. Treasury Bonds 8.75% to 11.13%, 8/15/03 to 8/15/20, value including accrued interest -
      $1,147,447.
(11)  $54,265,000 GNMA 6.00% to 8.50%, 6/20/25 to 6/20/27, value including accrued interest - $49,811,826 and $625,000 U.S. Treasury Bonds 6.63% to 13.88%, 8/15/03 to 2/15/27, value including accrued interest - $878,364.
(12)  $102,277,000 U.S. Treasury Notes, 5.38% to 5.75% 1/31/00 to 11/15/00,
      value including accrued interest - $102,711,731.
(13) $101,017,000 U.S. Treasury Note 5.63%, 12/31/99, value including accrued interest - $102,000,444.
(14) $99,765,000 U.S. Treasury Note 6.87%, 7/31/99 value including accrued interest - $102,003,508.
(15)  $99,693,000 U.S. Treasury Notes 6.38% to 6.50%, 01/15/99 to 05/31/02,
      value including accrued interest - $102,004,293.
(16) $58,800,000 U.S. Treasury Note 6.68%, 03/31/00, value including accrued interest - $61,930,632 and $41,257,000 U.S. Treasury Bill 9/17/98, value including accrued interest - $40,069,417.
(17)  $15,092,000 U.S. Treasury Notes 6.25%, 06/30/02 to 02/15/03, value including accrued interest - $15,559,818.
(18)  $790,064,978 GNMA 6.50% to 9.00%, 7/15/98 to 2/20/28 value including accrued interest - $510,000,000.
(19) $96,865,000 U.S. Treasury Note 6.88%, 3/31/00 value including accrued interest - $102,000,886.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     Select 100% Treasury Money Market Fund
                            Schedule of Investments

                               February 28, 1998




   Principal
    Amount                                              Value
--------------------------------------------------------------
UNITED STATES TREASURY BILLS - 45.2%
 $     24,000  4.80%*, 3/5/98 ..................    $     23,987
      227,000  5.39%*, 3/6/98 ..................         226,864
       56,000  5.20%*, 3/26/98 .................          55,798
  113,702,000  5.23% - 5.27%*, 4/23/98 .........     112,823,296
                                                    ------------
               Total United States Treasury Bills
               (cost $113,129,945)..............     113,129,945
                                                    ------------


   Principal
    Amount                                              Value
-------------------------------------------------------------
UNITED STATES TREASURY NOTES - 54.3%
 $  5,416,000  6.13%, 3/31/98 ..................    $  5,419,353
   28,636,000  5.13%, 4/30/98 ..................      28,624,223
   27,295,000  5.88%, 4/30/98 ..................      27,310,417
    5,300,000  6.13%, 5/15/98 ..................       5,306,554
    2,249,000  9.00%, 5/15/98 ..................       2,265,472
   30,321,000  5.38%, 5/31/98 ..................      30,324,914
   25,000,000  6.00%, 5/31/98 ..................      25,040,645
   11,713,000  6.25%, 6/30/98 ..................      11,748,494
                                                    ------------
               Total United States Treasury Notes
               (cost $136,040,072)..............     136,040,072
                                                    ------------
               Total Investments -
               (cost $249,170,017).....  99.5%       249,170,017
               Other Assets and
               Liabilities - Net ......   0.5          1,330,585
                                        -----       ------------
               Net Assets ............. 100.0%      $250,500,602
                                        =====       ============

* Effective yield (calculated at the date of purchase) is the yield at which the bill accretes on an annual basis until maturity date.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                     Statements of Assets and Liabilities

                               February 28, 1998


                                                           Select           Select            Select            Select
                                                       Money Market      Municipal          Treasury        100% Treasury
                                                           Fund             Fund              Fund              Fund
                                                    ----------------- --------------- ------------------- ----------------
Assets
 Investments in securities ........................  $2,282,348,488    $508,665,254     $   774,835,322     $249,170,017
 Investments in repurchase agreements .............       5,136,332               0       2,022,142,967                0
---------------------------------------------------  --------------    ------------     ---------------     ------------
   Total investments at amortized cost ............   2,287,484,820     508,665,254       2,796,978,289      249,170,017
---------------------------------------------------  --------------    ------------     ---------------     ------------
 Cash .............................................               0           9,428                 580              250
 Interest receivable ..............................      11,647,125       4,368,208          12,791,882        2,223,178
 Receivable for Fund shares sold ..................         192,230               0             470,000                0
 Unamortized organization expenses ................          10,200          10,200              10,200                0
 Prepaid expenses and other assets ................          43,316          39,887              69,107          105,842
---------------------------------------------------  --------------    ------------     ---------------     ------------
   Total assets ...................................   2,299,377,691     513,092,977       2,810,320,058      251,499,287
---------------------------------------------------  --------------    ------------     ---------------     ------------
Liabilities
 Payable for investments purchased ................      25,000,000       8,098,258         300,035,978                0
 Dividends payable ................................       5,502,525       1,121,420           7,492,480          876,424
 Payable for Fund shares redeemed .................         942,230               0                   0                0
 Distribution fee payable .........................         460,492          21,282             357,205            2,203
 Due to related parties ...........................          92,899          19,018             334,621            5,356
 Trustees' fees payable ...........................          17,826          11,446               7,593              557
 Payable for securities on loan ...................               0               0         240,035,325                0
 Accrued expenses and other liabilities ...........         272,698          55,136             296,879          114,145
---------------------------------------------------  --------------    ------------     ---------------     ------------
   Total liabilities ..............................      32,288,670       9,326,560         548,560,081          998,685
---------------------------------------------------  --------------    ------------     ---------------     ------------
Net assets ........................................  $2,267,089,021    $503,766,417     $ 2,261,759,977     $250,500,602
===================================================  ==============    ============     ===============     ============
Net assets represented by
 Paid-in capital ..................................  $2,267,424,105    $503,799,602     $ 2,261,759,977     $250,501,629
 Accumulated net realized loss on investments .....        (335,084)        (33,185)                  0           (1,027)
---------------------------------------------------  --------------    ------------     ---------------     ------------
   Total net assets ...............................  $2,267,089,021    $503,766,417     $ 2,261,759,977     $250,500,602
===================================================  ==============    ============     ===============     ============
Net assets consist of
 Institutional Shares .............................  $1,051,740,861    $441,988,255     $ 1,256,701,423     $245,003,696
 Institutional Service Shares .....................   1,215,348,160      61,778,162       1,005,058,554        5,496,906
---------------------------------------------------  --------------    ------------     ---------------     ------------
                                                     $2,267,089,021    $503,766,417     $ 2,261,759,977     $250,500,602
===================================================  ==============    ============     ===============     ============
Shares outstanding
 Institutional Shares .............................   1,051,905,109     442,018,171       1,256,701,423      245,004,690
 Institutional Service Shares .....................   1,215,518,996      61,781,431       1,005,058,554        5,496,939
---------------------------------------------------  --------------    ------------     ---------------     ------------
Net asset value per share
 Institutional Shares .............................  $         1.00    $       1.00     $          1.00     $       1.00
===================================================  ==============    ============     ===============     ============
 Institutional Service Shares .....................  $         1.00    $       1.00     $          1.00     $       1.00
===================================================  ==============    ============     ===============     ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds




                           Statements of Operations

                          Year Ended February 28, 1998


                                                                Select         Select         Select         Select
                                                            Money Market     Municipal      Treasury     100% Treasury
                                                                Fund           Fund           Fund          Fund *
                                                           -------------- -------------- -------------- --------------
Investment income
 Interest ................................................  $96,611,881    $12,154,585    $81,492,855     $2,404,296
----------------------------------------------------------  -----------    -----------    -----------     ----------
Expenses
 Advisory fee ............................................    2,502,328        489,951      2,181,556        111,904
 Distribution Plan expenses ..............................    2,025,350         62,315      1,467,114          2,203
 Administrative services fees ............................      559,160        110,388        484,490         13,018
 Custodian fees ..........................................      354,162         97,802        339,891         11,450
 Registration and filing fees ............................      234,890         86,867        282,748         91,178
 Professional fees .......................................       51,697         28,244         42,613         24,063
 Transfer agent fees .....................................       35,146          6,469         12,359            114
 Trustees' fees and expenses .............................       28,712         14,365         17,777          1,111
 Shareholders' reports expense ...........................       15,410          5,453         11,390         12,057
 Organization expenses ...................................        2,742          2,742          2,742              0
 Other ...................................................        9,832          4,209         24,934             56
 Fee waivers and/or expense reimbursements ...............     (522,139)      (515,003)      (708,945)      (175,317)
----------------------------------------------------------  -----------    -----------    -----------     ----------
  Total expenses .........................................    5,297,290        393,802      4,158,669         91,837
 Less: Indirectly paid expenses ..........................      (22,053)       (11,254)       (27,822)          (108)
----------------------------------------------------------  -----------    -----------    -----------     ----------
  Net expenses ...........................................    5,275,237        382,548      4,130,847         91,729
----------------------------------------------------------  -----------    -----------    -----------     ----------
Net investment income ....................................   91,336,644     11,772,037     77,362,008      2,312,567
Net realized loss on investments .........................     (333,234)       (21,765)             0         (1,027)
----------------------------------------------------------  -----------    -----------    -----------     ----------
Net increase in net assets resulting from operations .....  $91,003,410    $11,750,272    $77,362,008     $2,311,540
==========================================================  ===========    ===========    ===========     ==========

* For the period from December 8, 1997 (commencement of operations) to February 28, 1998.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                      Statements of Changes in Net Assets

                          Year Ended February 28, 1998


                                                                     Select
                                                                 Money Market
                                                                     Fund
                                                             --------------------
Operations
 Net investment income .....................................  $       91,336,644
 Net realized loss on investments ..........................            (333,234)
------------------------------------------------------------  ------------------
  Net increase in net assets resulting from operations .....          91,003,410
------------------------------------------------------------  ------------------
Distributions to shareholders from net investment income
 Institutional Shares ......................................         (48,087,627)
 Institutional Service Shares ..............................         (43,249,017)
------------------------------------------------------------  ------------------
  Total distributions to shareholders ......................         (91,336,644)
------------------------------------------------------------  ------------------
Capital share transactions
 Proceeds from shares sold .................................      11,102,724,706
 Proceeds from reinvestment of distributions ...............          26,164,108
 Payment for shares redeemed ...............................     (10,304,091,494)
------------------------------------------------------------  ------------------
  Net increase from capital share transactions .............         824,797,320
------------------------------------------------------------  ------------------
   Total increase in net assets ............................         824,464,086
Net assets
 Beginning of year .........................................       1,442,624,935
------------------------------------------------------------  ------------------
 End of year ...............................................  $    2,267,089,021
============================================================  ==================



                                                                     Select              Select            Select
                                                                  Municipal            Treasury        100% Treasury
                                                                     Fund                Fund             Fund *
                                                             ------------------- ------------------- ----------------
Operations
 Net investment income .....................................  $      11,772,037   $      77,362,008   $   2,312,567
 Net realized loss on investments ..........................            (21,765)                  0          (1,027)
------------------------------------------------------------- -----------------   -----------------   -------------
  Net increase in net assets resulting from operations .....         11,750,272          77,362,008       2,311,540
------------------------------------------------------------- -----------------   -----------------   -------------
Distributions to shareholders from net investment income
 Institutional Shares ......................................        (10,940,574)        (30,337,499)     (2,267,246)
 Institutional Service Shares ..............................           (831,463)        (47,024,509)        (45,321)
------------------------------------------------------------- -----------------   -----------------   -------------
  Total distributions to shareholders ......................        (11,772,037)        (77,362,008)     (2,312,567)
------------------------------------------------------------- -----------------   -----------------   -------------
Capital share transactions
 Proceeds from shares sold .................................      1,292,087,527       6,960,790,322     305,672,656
 Proceeds from reinvestment of distributions ...............            806,793           7,040,441          45,452
 Payment for shares redeemed ...............................     (1,009,525,052)     (5,583,211,658)    (55,316,479)
------------------------------------------------------------- -----------------   -----------------   -------------
  Net increase from capital share transactions .............        283,369,268       1,384,619,105     250,401,629
------------------------------------------------------------- -----------------   -----------------   -------------
   Total increase in net assets ............................        283,347,503       1,384,619,105     250,400,602
Net assets
 Beginning of year .........................................        220,418,914         877,140,872         100,000
------------------------------------------------------------- -----------------   -----------------   -------------
 End of year ...............................................  $     503,766,417   $   2,261,759,977   $ 250,500,602
============================================================= =================   =================   =============

* For the period from December 8, 1997 (commencement of operations) to February 28, 1998.

                         Period Ended February 28, 1997


                                                                                     Select
                                                                                 Money Market
                                                                                    Fund *
                                                                             -------------------
Operations
 Net investment income .....................................................  $      12,167,807
 Net realized loss on investments ..........................................             (1,850)
----------------------------------------------------------------------------  -----------------
  Net increase in net assets resulting from operations .....................         12,165,957
----------------------------------------------------------------------------  -----------------
Distributions to shareholders from net investment income
 Institutional Shares ......................................................         (5,904,325)
 Institutional Service Shares ..............................................         (6,263,482)
----------------------------------------------------------------------------  -----------------
  Total distributions to shareholders ......................................        (12,167,807)
----------------------------------------------------------------------------  -----------------
Capital share transactions
 Proceeds from shares sold .................................................      2,578,642,264
 Proceeds from reinvestment of distributions ...............................          3,216,759
 Payment for shares redeemed ...............................................     (1,139,232,248)
----------------------------------------------------------------------------  -----------------
  Net increase in net assets resulting from capital share transactions .....      1,442,626,775
----------------------------------------------------------------------------  -----------------
   Total increase in net assets ............................................      1,442,624,925
Net assets
 Beginning of period .......................................................                 10
----------------------------------------------------------------------------  -----------------
 End of period .............................................................  $   1,442,624,935
============================================================================  =================



                                                                                    Select            Select
                                                                                 Municipal          Treasury
                                                                                  Fund **           Fund **
                                                                             ----------------- -----------------
Operations
 Net investment income .....................................................  $     1,737,234   $     6,801,751
 Net realized loss on investments ..........................................          (11,420)                0
----------------------------------------------------------------------------- ---------------   ---------------
  Net increase in net assets resulting from operations .....................        1,725,814         6,801,751
----------------------------------------------------------------------------- ---------------   ---------------
Distributions to shareholders from net investment income
 Institutional Shares ......................................................       (1,587,125)       (3,493,244)
 Institutional Service Shares ..............................................         (150,109)       (3,308,507)
----------------------------------------------------------------------------- ---------------   ---------------
  Total distributions to shareholders ......................................       (1,737,234)       (6,801,751)
----------------------------------------------------------------------------- ---------------   ---------------
Capital share transactions
 Proceeds from shares sold .................................................      462,534,674     1,671,272,107
 Proceeds from reinvestment of distributions ...............................            2,873           809,212
 Payment for shares redeemed ...............................................     (242,107,223)     (794,940,457)
----------------------------------------------------------------------------- ---------------   ---------------
  Net increase in net assets resulting from capital share transactions .....      220,430,324       877,140,862
----------------------------------------------------------------------------- ---------------   ---------------
   Total increase in net assets ............................................      220,418,904       877,140,862
Net assets
 Beginning of period .......................................................               10                10
----------------------------------------------------------------------------- ---------------   ---------------
 End of period .............................................................  $   220,418,914   $   877,140,872
============================================================================= ===============   ===============

*  The Fund commenced operations on November 19, 1996
** The Fund commenced operations on November 20, 1996





                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES


The Evergreen Select Money Market Funds consist of Evergreen Select Money Market Fund ("Select Money Market Fund") (formerly, Evergreen Institutional Money Market Fund), Evergreen Select Municipal Money Market Fund ("Select Municipal Fund") (formerly, Evergreen Institutional Tax Exempt Money Market
Fund), Evergreen Select Treasury Money Market Fund ("Select Treasury Fund") (formerly, Evergreen Institutional Treasury Money Market Fund) and Evergreen Select 100% Treasury Money Market Fund ("Select 100% Treasury Fund"), collectively, the "Funds". Each Fund is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware business trust organized on September 17, 1997 as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

Each Fund offers Institutional Shares and Institutional Service Shares which are sold without a front-end sales charge. Institutional Service Shares pay an ongoing distribution fee.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit, U.S. Government securities or other highly liquid securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

               Combined Notes to Financial Statements (continued)

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under a distribution plan for the Institutional Service Shares.

H. Organization Expenses
Organization expenses for each Fund, except Select 100% Treasury Fund, are amortized to operations over a five-year period on a straight-line basis from commencement of operations. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.


2. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are currently divided into Institutional Shares and Institutional Service Shares. Transactions in shares of beneficial interest (valued at $1.00 per share) for each Fund were as follows:

--------------------------------------------------------------------------------
SELECT MONEY MARKET FUND




                                                                             November 19, 1996
                                                               Year           (Commencement of
                                                              Ended         Class Operations) to
                                                        February 28, 1998    February 28, 1997
                                                       ------------------- ---------------------
Institutional Shares
Shares sold ..........................................     4,210,325,753         850,921,063
Shares issued in reinvestment of distributions .......         4,406,765              24,669
Shares redeemed ......................................    (3,738,159,269)       (275,613,872)
------------------------------------------------------ -----------------   -----------------
Net increase .........................................       476,573,249         575,331,860
====================================================== =================   =================


                                                                             November 26, 1996
                                                               Year           (Commencement of
                                                              Ended         Class Operations) to
                                                        February 28, 1998    February 28, 1997
                                                       ------------------- ---------------------
Institutional Service Shares
Shares sold ..........................................     6,892,398,953       1,727,721,201
Shares issued in reinvestment of distributions .......        21,757,343           3,192,090
Shares redeemed ......................................    (6,565,932,225)       (863,618,376)
------------------------------------------------------ -----------------   -----------------
Net increase .........................................       348,224,071         867,294,915
====================================================== =================   =================

--------------------------------------------------------------------------------
SELECT MUNICIPAL FUND




                                                                             November 20, 1996
                                                               Year           (Commencement of
                                                              Ended         Class Operations) to
                                                        February 28, 1998    February 28, 1997
                                                       ------------------- ---------------------
Institutional Shares
Shares sold ..........................................    1,122,156,301          356,334,234
Shares issued in reinvestment of distributions .......          614,402                    0
Shares redeemed ......................................     (886,886,123)        (150,200,643)
------------------------------------------------------ ----------------    -----------------
Net increase .........................................      235,884,580          206,133,591
====================================================== ================    =================

--------------------------------------------------------------------------------
SELECT MUNICIPAL FUND - continued



                                                                             November 25, 1996
                                                               Year           (Commencement of
                                                              Ended         Class Operations) to
                                                        February 28, 1998    February 28, 1997
                                                       ------------------- ---------------------
Institutional Service Shares
Shares sold ..........................................      169,931,226         106,200,440
Shares issued in reinvestment of distributions .......          192,391               2,873
Shares redeemed ......................................     (122,638,929)        (91,906,580)
------------------------------------------------------ ----------------    ----------------
Net increase .........................................       47,484,688          14,296,733
====================================================== ================    ================

--------------------------------------------------------------------------------
SELECT TREASURY FUND




                                                                            November 20, 1996
                                                              Year           (Commencement of
                                                             Ended         Class Operations) to
                                                       February 28, 1998    February 28, 1997
                                                      ------------------- ---------------------
Institutional Shares
Shares sold .........................................     3,647,541,042         684,739,426
Shares issued in reinvestment of distributions ......           270,054              29,404
Shares redeemed .....................................    (2,758,881,077)       (316,997,426)
----------------------------------------------------- -----------------   -----------------
Net increase ........................................       888,930,019         367,771,404
===================================================== =================   =================


                                                                             November 27, 1996
                                                               Year           (Commencement of
                                                              Ended         Class Operations) to
                                                        February 28, 1998    February 28, 1997
                                                       ------------------- ---------------------
Institutional Service Shares
Shares sold ..........................................     3,313,249,280         986,532,681
Shares issued in reinvestment of distributions .......         6,770,387             779,808
Shares redeemed ......................................    (2,824,330,581)       (477,943,031)
------------------------------------------------------ -----------------   -----------------
Net increase .........................................       495,689,086         509,369,458
====================================================== =================   =================

--------------------------------------------------------------------------------
SELECT 100% TREASURY FUND




                                                          December 8, 1997
                                                          (Commencement of
                                                        Class Operations) to
                                                         February 28, 1998
                                                       ---------------------
Institutional Shares
Shares sold ..........................................      281,511,760
Shares issued in reinvestment of distributions .......           40,594
Shares redeemed ......................................      (36,647,664)
------------------------------------------------------ ----------------
Net increase .........................................      244,904,690
====================================================== ================


                                                         December 23, 1997
                                                          (Commencement of
                                                        Class Operations) to
                                                         February 28, 1998
                                                       ---------------------
Institutional Service Shares
Shares sold ..........................................       24,160,896
Shares issued in reinvestment of distributions .......            4,858
Shares redeemed ......................................      (18,668,815)
------------------------------------------------------ ----------------
Net increase .........................................        5,496,939
====================================================== ================

3. SECURITIES TRANSACTIONS


The Select Treasury Fund loaned securities during the year ended February 28, 1998 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. The Fund received repurchase agreements fully collateralized by U.S. Government securities as collateral against the loaned securities in an amount at least equal to 100% of the market value of the loaned securities at the inception of each loan. The Fund monitors the adequacy of the collateral daily and will require the broker to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. At February 28, 1998, the value of securities on loan and the value of collateral including accrued interest, amounted to $234,672,381 and $240,035,325, respectively. During the year ended February 28, 1998, the Fund earned $310,021 in income from securities lending transactions.

On February 28, 1998, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of February 28, 1998, the Funds had capital loss carryovers for federal income tax purposes as follows:



                                                Expiration
                                           ---------------------
                                              2005       2006
                                           --------- -----------
           Select Money Market Fund ......  $2,000    $131,000
           Select Municipal Fund .........   1,000           0
           Select 100% Treasury Fund .....       0       1,000

4. DISTRIBUTION PLAN


Evergreen Distributor, Inc. ("EDI") (formerly, Evergreen Keystone Distributor, Inc.), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as the principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan (the "Plan") for its Institutional Service Shares as allowed by Rule 12b-1 of the 1940 Act. The Plan permits each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Under the terms of the Plan, the Funds incur distribution-related and shareholder servicing expenses which may not exceed 0.25% of the average daily net assets of each Fund's outstanding Institutional Service Shares. Distribution Plan expenses are calculated daily and paid monthly.

The Plan may be terminated at any time by vote of the Independent Trustees or by a vote of a majority of the outstanding voting shares of the Institutional Service Shares.


5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

The Capital Management Group ("CMG") of First Union National Bank of North Carolina ("FUNB"), a subsidiary of First Union Corporation ("First Union"), serves as the investment adviser to the Funds. The advisory fee is computed daily and paid monthly based on a percentage of each Fund's average daily net assets.


                                      Annual
                                      Advisory Fee
                                      ----------------
  Select Money Market Fund .......... 0.15%
  Select Municipal Fund ............. 0.15%
  Select Treasury Fund .............. 0.15%
  Select 100% Treasury Fund ......... 0.25%

Currently, CMG has voluntarily agreed to reduce the investment advisory fee for the 100% Treasury Fund by 0.10%.


For the year ended February 28, 1998, CMG voluntarily waived and reimbursed expenses as follows:



                                            Advisory     Expenses
                                           Fee waiver   Reimbursed
                                          ------------ -----------
          Select Money Market Fund ......   $522,139           0
          Select Municipal Fund .........    489,951     $25,052
          Select Treasury Fund ..........    708,945           0
          Select 100% Treasury Fund .....    111,904      63,413

CMG can modify or discontinue these voluntary waivers and reimbursements at any time.

Evergreen Investment Services, Inc. ("EIS") (formerly, Evergreen Keystone Investment Services, Inc.), a subsidiary of First Union, serves as the administrator for each Fund. BISYS serves as the sub-administrator. The administrator and sub-administrator for each Fund is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% as net assets increase, to the average daily net assets of each Fund.

During the year ended, February 28, 1998, the Funds paid or accrued the following amounts to EIS for certain administrative services:


  Select Money Market Fund ..........  $405,460
  Select Municipal Fund .............    78,674
  Select Treasury Fund ..............   347,689
  Select 100% Treasury Fund .........     8,363

Effective May 5, 1997, Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of FUNB, serves as the transfer and dividend disbursing agent for the Funds. Prior to that date, State Street Bank and Trust Company ("State Street") provided the transfer and dividend disbursing services.

As of February 28, 1998, the Funds accrued or paid to ESC the following amounts:



  Select Money Market Fund .........  $21,636
  Select Municipal Fund ............    1,252
  Select Treasury Fund .............    3,075

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BISYS provides the officers of the Funds.



6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.


8. FINANCING AGREEMENT

On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street and a group of banks (collectively, the "Banks") became effective. Under this agreement, the Banks provided an unsecured credit facility to certain Evergreen Funds in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds. State Street served as agent for the Banks, and as agent was entitled to a fee of $15,000 which was allocated to all of the participating Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union provided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

               Combined Notes to Financial Statements (continued)

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of banks (the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds

During the year ended February 28, 1998, the Funds had no borrowings under these agreements.

                       Report of Independent Accountants


To the Trustees and Shareholders of
 Evergreen Select Money Market Fund
 Evergreen Select Municipal Money Market Fund
 Evergreen Select Treasury Money Market Fund
 Evergreen Select 100% Treasury Money Market Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen Select Money Market Fund, (formerly Evergreen Institutional Money Market Fund), Evergreen Select Municipal Money Market Fund (formerly Evergreen Institutional Tax Exempt Money Market Fund), Evergreen Select Treasury Money Market Fund (formerly Evergreen Institutional Treasury Money Market Fund), and Evergreen Select 100% Treasury Money Market Fund, ("collectively, the Funds"), each a series of the Evergreen Select Money Market Trust, at February 28, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian, and the application of alternative auditing procedures where securities purchased had not yet been received, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP

1177 Avenue of the Americas
New York, New York

April 9, 1998

ADDITIONAL INFORMATION (Unaudited)


On December 15, 1997, a special meeting of shareholders for each of the Funds was held to consider a number of proposals. On October 16, 1997, the record date for the meeting, the Funds had the following shares outstanding and number of shares represented at the meeting:


                                                                                            Select
                                                                                            Money
                                                                                            Market
                                                                                             Fund
                                                                                      -----------------
Record Date Shares Outstanding ......................................................   1,497,488,108
Shares represented at meeting .......................................................     960,584,865
Percentage of record date shares represented at meeting .............................           64.15%

The votes recorded at the meeting, by proposal, were as follows:
      Proposal 1 - The proposed reorganization of each Fund as a series of the
        Evergreen Select Money Market Trust, a Delaware business trust:
      Shares voted "For" ............................................................     944,468,517
      Shares voted "Against" ........................................................       2,049,172
      Shares voted "Abstain" ........................................................      14,067,176
      Proposal 2 - Reclassification as non-fundamental of the investment objective of those Funds whose investment objective is currently classified as fundamental:
      Shares voted "For" ............................................................     934,111,405
      Shares voted "Against" ........................................................      12,377,112
      Shares voted "Abstain" ........................................................      14,096,348
      Proposal 3 - Changes to Fundamental investment restrictions:
      Proposal to amend the fundamental restriction concerning diversification of investments:
      Shares voted "For" ............................................................     942,988,882
      Shares voted "Against" ........................................................       3,528,689
      Shares voted "Abstain" ........................................................      14,067,294
      Proposal to amend the Fundamental restriction concerning concentration of a
        Fund's assets in a particular industry:
      Shares voted "For" ............................................................     942,988,882
      Shares voted "Against" ........................................................       3,528,689
      Shares voted "Abstain" ........................................................      14,067,294
      Proposal to amend the Fundamental restriction concerning the issuance of senior securities:
      Shares voted "For" ............................................................     942,988,882
      Shares voted "Against" ........................................................       3,528,689
      Shares voted "Abstain" ........................................................      14,067,294
      Proposal to amend the Fundamental restriction concerning borrowing:
      Shares voted "For" ............................................................     942,988,882
      Shares voted "Against" ........................................................       3,528,689
      Shares voted "Abstain" ........................................................      14,067,294
      Proposal to amend the Fundamental restriction concerning underwriting:
      Shares voted "For" ............................................................     942,988,882
      Shares voted "Against" ........................................................       3,528,689
      Shares voted "Abstain" ........................................................      14,067,294
      Proposal to amend the Fundamental restriction concerning investments in Real
        Estate:
      Shares voted "For" ............................................................            N/A
      Shares voted "Against" ........................................................            N/A
      Shares voted "Abstain" ........................................................            N/A
      Proposal to amend the Fundamental restriction concerning commodities:
      Shares voted "For" ............................................................            N/A
      Shares voted "Against" ........................................................            N/A
      Shares voted "Abstain" ........................................................            N/A



                                                                                           Select           Select
                                                                                         Municipal         Treasury
                                                                                            Fund             Fund
                                                                                      --------------- -----------------
Record Date Shares Outstanding ......................................................   366,770,953     1,654,867,977
Shares represented at meeting .......................................................   287,352,896     1,360,726,756
Percentage of record date shares represented at meeting .............................         78.35%            82.23%

The votes recorded at the meeting, by proposal, were as follows:
      Proposal 1 - The proposed reorganization of each Fund as a series of the
        Evergreen Select Money Market Trust, a Delaware business trust:
      Shares voted "For" ............................................................   285,090,877     1,357,664,278
      Shares voted "Against" ........................................................     2,158,373         2,664,651
      Shares voted "Abstain" ........................................................       103,646           397,827
      Proposal 2 - Reclassification as non-fundamental of the investment objective of those Funds whose investment objective is currently classified as fundamental:
      Shares voted "For" ............................................................   284,800,659     1,340,971,819
      Shares voted "Against" ........................................................     2,267,336        19,357,110
      Shares voted "Abstain" ........................................................       284,901           397,827
      Proposal 3 - Changes to Fundamental investment restrictions:
      Proposal to amend the fundamental restriction concerning diversification of investments:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning concentration of a
        Fund's assets in a particular industry:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning the issuance of senior securities:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning borrowing:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning underwriting:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning investments in Real
        Estate:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning commodities:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827

ADDITIONAL INFORMATION (Unaudited) (continued)


                                                                                        Select
                                                                                         Money      Select        Select
                                                                                        Market    Municipal      Treasury
                                                                                         Fund        Fund          Fund
                                                                                       -------- ------------- --------------
      Proposal to amend the Fundamental restriction concerning lending:
      Shares voted "For" .............................................................   N/A     284,744,476  1,355,851,895
      Shares voted "Against" .........................................................   N/A       2,434,284      4,477,034
      Shares voted "Abstain" .........................................................   N/A         174,136        397,827
      Proposal to amend the Fundamental restriction concerning investment in federally tax exempt securities:
      Shares voted "For" .............................................................   N/A     284,744,476        N/A
      Shares voted "Against" .........................................................   N/A       2,434,284        N/A
      Shares voted "Abstain" .........................................................   N/A         174,136        N/A
      Proposal to amend the Fundamental restriction concerning investment in Municipal
        Securities:
      Shares voted "For" .............................................................   N/A     284,744,476        N/A
      Shares voted "Against" .........................................................   N/A       2,434,284        N/A
      Shares voted "Abstain" .........................................................   N/A         174,136        N/A
      Proposal to amend the Investment objective:
      Shares voted "For" .............................................................   N/A     284,775,417        N/A
      Shares voted "Against" .........................................................   N/A       2,299,675        N/A
      Shares voted "Abstain" .........................................................   N/A         277,804        N/A

              FEDERAL INCOME TAX STATUS OF DIVIDENDS (Unaudited)


100% of the dividends distributed by Evergreen Select Municipal Money Market Fund for the year ended February 28, 1998 are exempt from federal income tax, other than alternative minimum tax.

Evergreen Select Funds

MONEY MARKETS                       GROWTH AND INCOME /
Money Market Fund                   BALANCED FUNDS
Treasury Money Market Fund          Equity Income Fund
100% Treasury Money market Fund     Balanced Fund
Municipal Money Market Fund

                                    GROWTH FUND
MUNICIPAL FIXED                     Small Company Growth Fund
INCOME FUNDS                        Small Company Value Fund
Intermediate Tax-Exempt Bond Fund   Strategic Growth Fund
                                    Common Stock Fund
TAXABLE FIXED                       Large Cap Blend Fund
INCOME FUNDS                        Strategic Value Fund
Total Return Bond Fund              Diversified Value Fund
Income Plus Fund                    Social Principles Fund
Core Bond Fund
Fixed Income
Adjustable Rate Fund
Limited Duration Fund

67421                             540713          RV02   4/98


                                       BULK RATE
                                     U.S. POSTAGE
                                         PAID
                                     CHARLOTTE, NC
                                     PERMIT NO. 136

Evergreen Tree Funds Logo appears here

201 South College St.
Charlotte, NC 28288

[SQUARE BULLET]
COREFUND[REGISTERED MARK]
FAMILY OF MUTUAL FUNDS
-------------------------
1997
ANNUAL REPORT
TO OUR
SHAREHOLDERS
YEAR ENDING JUNE 30, 1997



              COREFUNDS...INVESTING OUR EXPERIENCE IN YOUR FUTURE.

COREFUND
PORTFOLIOS
BY
ASSET
CLASS
                            [SQUARE BULLET] COREFUND


                                                FUND TRADING SYMBOL

                                              (A/C SHARES)  (Y SHARES)

   EQUITY FUNDS

[SQUARE BULLET] Equity Index                       --         VEIFX
[SQUARE BULLET] Core Equity                     CVERX         CVEAX
[SQUARE BULLET] Growth Equity                   CRQAX         CRGEX
[SQUARE BULLET] Special Equity                  CSPAX         CSEQX
[SQUARE BULLET] International Growth            CROAX         CFIGX

   BALANCED FUNDS
[SQUARE BULLET] Balanced                        COBAX         CBAAX

   FIXED INCOME FUNDS
[SQUARE BULLET] Short Term Income                  --         COSTX
[SQUARE BULLET] Short-Intermediate Bond         CSIAX         CFBDX
[SQUARE BULLET] Government Income               CRIAX         CRYIX
[SQUARE BULLET] Bond                            CBOAX         CONIX
[SQUARE BULLET] Global Bond                     CRGAX         CGBIX

   TAX-EXEMPT INCOME FUNDS
[SQUARE BULLET] Intermediate Municipal Bond     CRMAX         CRMYX
[SQUARE BULLET] Pennsylvania Municipal Bond     CPAAX         CPAYX
[SQUARE BULLET] New Jersey Municipal Bond       CNJAX         CNJYX

   MONEY MARKET FUNDS
[SQUARE BULLET] Treasury Reserve                CTRXX         CRTXX
[SQUARE BULLET] Cash Reserve                       --         CRCXX
[SQUARE BULLET] Tax-Free Reserve                CXCXX         CRXXX

                                TABLE OF CONTENTS

                           INVESTING FOR THE LONG TERM
                                  INSIDE COVER
                           MESSAGE TO OUR SHAREHOLDERS
                                        1

                                 HOW TO USE YOUR
                                  ANNUAL REPORT
                                        2

                                GLOSSARY OF TERMS
                                        4

                            CHOOSING THE RIGHT FUNDS
                                        6

                                FUND DESCRIPTIONS
                                        8

                           INVESTMENT ADVISERS' REVIEW
                                       12

                            MANAGERS' DISCUSSIONS OF
                                FUND PERFORMANCE
                                       16

                         REPORT OF INDEPENDENT AUDITORS
                                       44

                              FINANCIAL STATEMENTS
                                       45

                              SHAREHOLDER SERVICES

                         FOR MORE INFORMATION ON OPENING
              A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS,
PURCHASING,
                        EXCHANGING OR REDEEMING SHARES,
                           OR OTHER INVESTOR SERVICES,
                                   PLEASE CALL
             1-800-355-CORE (2673) OR REFER TO YOUR FUND PROSPECTUS.


                               LIFT THIS FLAP AND
                        LEARN HOW LONG-TERM INVESTING CAN
                                 HELP YOU REACH
                                   YOUR GOALS.

                              [GRAPHIC OF POINTER]

INVESTING FOR THE
LONG TERM
                               A LITTLE BIT TODAY
                                  CAN TAKE YOU
                                   A LONG WAY.

                              [GRAPHIC OF POINTER]
         Throughout this report, we talk about investing for the long term -- setting financial goals, choosing your funds, and then staying with your plan over a period of years. Why is this important? Because long-term investing can truly help you reach your financial goals.
         Whether you're investing for your retirement, a child's education, a vacation home, or some other goal, the key is to start early. This way, you can actually reduce the total amount you will need to save. That's because your money will work for you as it compounds over the years. The more time you have, the more you will benefit from compounding.
         In addition, when you stay with your plan over time, you can minimize the impact of short-term fluctuations in the market. Historically, the longer an investment is held, the less it is affected by market ups and downs.
         Finally, by investing the same amount each month, you can reduce the average cost you pay per share. Your money will buy more shares when the price is low and fewer shares when the price is high. This is a proven technique for not over paying for your investment.

   STOCKS HAVE OUTPERFORMED OVER THE LONG TERM.
HISTORICALLY,  STOCKS HAVE EXPERIENCED GREATER SHORT-TERM
VOLATILITY,  BUT OVER
THE  LONGER  TERM,  THEY  HAVE   OUTPERFORMED   BONDS  AND  OTHER
FIXED-INCOME
INVESTMENTS.

     TIME CAN SMOOTH THE BUMPS ALONG THE WAY. THE LONGER YOU HOLD YOUR INVESTMENT, THE LESS IT WILL BE IMPACTED BY SHORT-TERM MARKET FLUCTUATIONS. THIS CHART ILLUSTRATES THE MAXIMUM AND MINIMUM RETURNS FOR DIFFERENT INVESTMENT PERIODS. AN INVESTOR WITH A LONGER TIME HORIZON CAN AFFORD TO ASSUME GREATER RISK IN EXCHANGE FOR POTENTIALLY GREATER LONG-TERM REWARDS.

     REGULAR  INVESTING  IS  A  SIMPLE  STRATEGY  THAT  WORKS  OVER  TIME.  THIS
HYPOTHETICAL EXAMPLE ASSUMES MONTHLY INVESTMENTS OF $100, $300, AND $500, RESPECTIVELY, GROWING AT A COMPOUNDED ANNUAL RATE OF RETURN OF 8%.

[LINE GRAPH DEPICTING GROWTH OF $10,000 SINCE 1973]

SOURCE: SEI RESEARCH (S&P 500, IBBOTSON LONG TERM GOV'T BOND INDEX, IBBOTSON 30 DAY T-BILL INDEX). THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT THE PERFORMANCE OF A PARTICULAR COREFUND. PAST PERFORMANCE IS NOT

INDICATIVE OF FUTURE RESULTS.

[BAR GRAPH DEPICTING REDUCTION OF RISK OVER TIME]

SOURCE: SEI RESEARCH (S&P 500, IBBOTSON INTERMEDIATE GOV'T BOND INDEX, IBBOTSON 30 DAY T-BILL INDEX). THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT THE PERFORMANCE OF A PARTICULAR COREFUND. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

[CHART DEPICTING REGULAR INVESTING CAN HELP YOU REACH YOUR GOALS]

SOURCE: SEI RESEARCH . THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT THE PERFORMANCE OF A PARTICULAR COREFUND.

MESSAGE
TO OUR
SHAREHOLDERS


JUNE 30, 1997
                            [SQUARE BULLET] COREFUND

         During the past year, CoreFund shareholders were rewarded with overall strong performance as a healthy economy supported the funds' strategies. Despite some early 1997 stock market volatility, we currently have the best of all possible worlds in terms of market climate. Good economic growth, low inflation, relatively low interest rates, and encouraging corporate earnings make conditions ideal for continued market strength.

INVESTING FOR THE LONG TERM Fair weather or stormy, smart investors keep their heads and resist the temptation to follow the latest hot stock or trendy mutual fund. Studies have shown that jumping in and out of the market in reaction to headlines simply doesn't pay off. If you stick with your investment plan, you won't miss out on upward cycles. Sure, there will be some downward cycles. But if you follow a consistent investment strategy, you are more likely to reap market rewards over time.

[PHOTO OF EMIL J. MIKITY]

LEARNING ABOUT YOUR INVESTMENTS The best way to remain confident in your investment plan is to learn as much as you can. To help make fund information easier to read and understand, CoreFunds has created a "plain English" prospectus. This prospectus explains mutual fund concepts and terms, putting detailed fund- specific information at your fingertips.

         Other good sources for fund information are the mutual fund ratings services. CoreFunds is proud to have recently received 1-year ratings of A or higher by Lipper for most of its equity funds and 5-Star Morningstar ratings for the CoreFund Equity Index Fund.

LOOKING INTO THE NEXT CENTURY With the year 2000 approaching, the CoreFund Family of Mutual Funds is well positioned to meet your present and future investment needs. We have a full range of fund alternatives with well-defined goals and investment strategies. And, we've assembled an exceptional portfolio management team. As we work to grow our fund assets, we remain committed to customer service excellence and the enhancement of investor education programs that will help you meet your financial goals for the long term.

/S/ SIGNATURE
EMIL J. MIKITY
CHAIRMAN

HOW TO USE YOUR
ANNUAL
REPORT

[GRAPHIC OF POINTER]
                               COREFUND SHARES ARE
                             CURRENTLY AVAILABLE IN
                            THREE DIFFERENT CLASSES:

                                 CLASS Y SHARES
                        ARE FOR INSTITUTIONAL INVESTORS.

                                 CLASS A SHARES
         ARE FOR INDIVIDUALS INVESTING IN EQUITY AND FIXED INCOME FUNDS.
                       THEY OFFER A VARIETY OF SHAREHOLDER
                         SERVICING FEATURES, AS WELL AS
                              SOME ADDITIONAL FEES.

                                 CLASS C SHARES
                          ARE FOR INDIVIDUALS INVESTING
                             IN MONEY MARKET FUNDS.
                       THEY OFFER A VARIETY OF SHAREHOLDER
                         SERVICING FEATURES, AS WELL AS
                              SOME ADDITIONAL FEES.

THE COREFUND 1997 ANNUAL REPORT In the pages that follow, you will read about your specific funds, the economic trends of the past year, and the outlook going forward. But the most significant message of this 1997 Annual Report has nothing to do with market conditions or forecasts. Instead, we want to stress the importance of staying with your sound, long-term investment plan through all economic cycles.

WHAT YOU NEED TO KNOW
[SQUARE BULLET]

     On the inside front cover, we discuss the reasons why investing over a period of many years can help you reduce the amount of money you will need to reach your goal, and how long-term investing can limit the impact of short-term market fluctuations on your investment. Don't underestimate the importance of starting your investment program early and saving on a regular basis. Take a few minutes and read this section. It may help you learn about new ways to reach your financial goals.
         Also in this Annual Report, you will find the CoreStates Investment Advisers' Review which provides insights into current economic conditions and a global investment outlook. You will find a Manager's Discussion of Fund Performance for each fund in the CoreFund Family of Funds. Each manager's commentary presents a snapshot of fund performance for the 12-month period ending June 30, 1997. The managers offer you insights into the investment strategies they are employing and examine the current climate of specific markets, as well as the market forces that are expected to prevail during the first half of 1997.

                            [SQUARE BULLET] COREFUND
   QUICK FUND FACTS
     Accompanying  each  commentary  are  boxes   highlighting   important  fund
information:
[SQUARE BULLET] When a fund was opened [SQUARE BULLET] Portfolio size [SQUARE BULLET] Number of shares outstanding
[SQUARE BULLET]  Average weighted maturity of a fund's fixed income holdings
                 (where applicable)
[SQUARE BULLET]  Seven-day effective yield (where applicable)

   PORTFOLIO COMPOSITION
         For funds with equity holdings, the individual reports include listings of the top five holdings and the percentage of the total fund invested in these holdings.
         For funds with only fixed income or money market holdings, the reports include pie charts that show how these holdings are divided according to quality ratings or maturity.

   PERFORMANCE DATA     EQUITY AND FIXED INCOME FUNDS
         The performance box shows the average annual total returns from inception, for both the institutional Class Y shares and retail Class A shares, with and without the sales charge. Also, a line graph shows the change in value of a hypothetical $10,000 investment over the lifetime of each fund. Performance of both Y and A classes of each Fund is compared with a commonly used industry index to show how the Fund's performance stacks up against the index.
         For the CoreFund Class A (individual) shares, the performance information has been adjusted to reflect the 12b-1 fee associated with these shares. The Class A data has also been divided to show performance with and without the assessment of a sales charge, also known as the load.

   PERFORMANCE DATA     MONEY MARKET FUNDS
         The performance boxes show the six-month cumulative total return, 7-day and 30-day yields for both classes Y and C as compared to the industry benchmark that the fund manager uses to measure performance.


UNDERSTANDING FUND PERFORMANCE

[SQUARE BULLET]


As you review the information in these fund reports, please remember that past performance of the portfolios does not predict future results. Also, investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

[GRAPHIC OF POINTER]

GLOSSARY
OF TERMS

[GRAPHIC OF POINTER]
         Various terms used in the fund reports are defined as follows:

CLASS Y/CLASS A&C CoreFund shares are currently offered in these classes. Class Y shares are for institutional investors. Class A&C shares are for individuals, and include added features such as shareholder servicing and automatic investment plans, as well as some additional fees. Class C shares also offer checkwriting privileges.

DISTRIBUTIONS are the payments of income and capital gains to shareholders of a mutual fund. For tax purposes, capital gains distributions are calculated separately from interest income or dividends.

DIVERSIFICATION is the spreading of investment risk by putting assets in a wide-ranging portfolio of securities, such as a mutual fund.

DOLLAR-COST AVERAGING is an installment-purchase technique that involves investing a fixed amount of money in mutual fund shares at regular intervals rather than all at once. The objective is to buy fewer shares when prices are high and more shares when prices are low.

EXPENSE RATIO is the amount, expressed as a percentage of average assets, that shareholders paid in the past year for mutual fund operating expenses and management fees.

FACE VALUE is the amount the bondholder receives when the bonds are redeemed at maturity. Interest payments are based on the face value (also called "par value").

HEDGE is a defensive investment strategy, often involving the buying or selling of options, to offset possible losses and thereby to reduce risk.

INDEX is a statistical composite of selected stocks or bonds that is used to measure price fluctuations in these markets. For example, Standard & Poor's 500 Composite Index (S&P 500) is a popular measure of the stock market's performance based on prices of 500 common stocks listed on the New York and American stock exchanges or traded over the counter.

                            [SQUARE BULLET] COREFUND


LOAD refers to sales charges that may be associated with a particular fund. Where loads are shown, both sales charges (incurred when purchasing shares) and 12b-1 fees have been included. The 12b-1 fee, named after the Securities and Exchange Commission rule that permits it, is sometimes assessed to recover costs incurred through advertising, commission payments to brokers, or other expenses associated with marketing and distributing a fund.

MATURITY refers to the period over which a bond or other fixed income security must be held to earn the full yield offered by the issuer of the security. Average weighted maturity describes the average period of maturity in a portfolio that contains fixed income securities of varying maturities.

NET ASSET VALUE (NAV) reflects the market value of one share of the fund on the date listed. This figure is determined by taking the fund's total assets -- securities, cash, and any accrued earnings -- and then deducting liabilities and dividing by the number of shares outstanding.

     Money market funds seek to maintain a stable NAV of $1.00, although there is no guarantee they will always do so. There are three money market portfolios in the CoreFund Family of Mutual Funds: Cash Reserve, Treasury Reserve, and Tax-Free Reserve.

     TOTAL RETURN shows how the value of an investment has changed from the beginning to the end of a period, assuming that dividends and capital gains have been reinvested. In the performance tables for equity and fixed income funds, total return is shown on an "annualized" basis -- it assumes performance at a constant rate for each year. In the performance boxes for money market funds, the six-month total return is shown on a "cumulative" basis -- i.e., the total return for the period from January 1, 1997 to June 30, 1997.

VOLATILITY is a description of how much the price of securities, such as mutual funds, moves up or down within a given period.

YIELD refers to the rate of return for an investment portfolio, expressed as a percentage. Yield for mutual funds is established by a formula set by the Securities and Exchange Commission. A fund's yield will fluctuate and reflect the portfolio's net earning power after fund expenses have been paid.


DEFINING THE TERMS

[SQUARE BULLET]

CHOOSING
THE
RIGHT FUNDS
[GRAPHIC OF POINTER]
         The CoreFund Family offers a diverse range of high-quality mutual fund investment options designed to help you reach your financial goals.
         These include: the capital appreciation potential of equity and balanced funds, the income potential of fixed-income funds, the tax advantages of municipal bond funds, the stability of money market funds, and the expanded reach and potential of international funds. By allowing free exchange among all funds, CoreFund makes it easy for you to adapt your individual investment program to your changing needs.

THE RIGHT CHOICES FOR A WELL-ROUNDED INVESTMENT PLAN.

         Each investor has a unique notion of what the "right" mix of risk and reward should be. You may, for example, be an investor who seeks to maintain the highest possible degree of stability in your portfolio, and therefore favor money market securities. Or, you may be at the opposite end of the spectrum -- someone who is willing to accept and tolerate higher degrees of risk in exchange for the potential of higher returns offered by stocks. Because higher returns generally mean greater price fluctuations, investment decisions will always revolve around this tradeoff.

FINDING THE RIGHT MIX OF RISK AND REWARD.

         To help you align your portfolio's particular blend of stability and return with your investment preferences, CoreFunds offers a broad array of investment options.

DIVERSIFICATION
IS A WAY TO
MODERATE
YOUR RISK.

   As illustrated at right, these funds fall into distinct categories that match up with the various stages of the risk/return spectrum. By taking these factors into consideration, you can fashion a well-rounded, diversified portfolio that will help you achieve your individual investment goals while maintaining a comfortable level of risk. In this way, CoreFunds' expertise and experience can best be used to shape your investment future.

                            [SQUARE BULLET] COREFUND


                             MUTUAL FUND CATEGORIES
LOWER                                                                     HIGHER
RISK                                                                       RISK


                                                     INTERNATIONAL GROWTH            [SQUARE BULLET] INTERNATIONAL GROWTH

                            INTERNATIONAL STOCK FUNDS
                            OFFER POTENTIALLY HIGHER
                           RETURNS, BUT CARRY SPECIAL
                             RISKS. THESE RISKS ARE
                          OUTLINED IN YOUR PROSPECTUS.

                                          GROWTH                                     [SQUARE BULLET] SPECIAL EQUITY
                                                                                     [SQUARE BULLET] GROWTH EQUITY
                                          STOCK AND BALANCED FUNDS                   [SQUARE BULLET] CORE EQUITY
                                          PURSUE LONG-TERM GROWTH.                   [SQUARE BULLET] EQUITY INDEX
                                          THEY OFFER THE GREATEST GROWTH             [SQUARE BULLET] BALANCED
                                          POTENTIAL, BUT FLUCTUATE MORE
                                          IN PRICE.

                                 INTERNATIONAL INCOME                                [SQUARE BULLET] GLOBAL BOND

                                 GLOBAL   BOND  FUNDS  SEEK  GROWTH  AND  INCOME
                                 OFFERING   POTENTIALLY   HIGHER   RETURNS  THAN
                                 DOMESTIC  BONDS,  BUT WITH  LESS  STABILITY  OF
                                 PRINCIPAL.

                          INCOME                                                     [SQUARE BULLET] BOND
                                                                                     [SQUARE BULLET] GOVERNMENT INCOME
                          INTERMEDIATE- AND LONG-TERM TAXABLE BOND                   [SQUARE BULLET] SHORT-INTERMEDIATE BOND
                          FUNDS SEEK A MODERATE-TO-HIGH  LEVEL OF                    [SQUARE BULLET] SHORT TERM INCOME
                          INCOME AND PRESERVATION OF CAPITAL.

                   TAX-FREE INCOME                                                   [SQUARE BULLET] INTERMEDIATE MUNICIPAL BOND
                                                                                     [SQUARE BULLET] PENNSYLVANIA MUNICIPAL BOND
                   THESE FUNDS SEEK TO PROVIDE INCOME THAT                           [SQUARE BULLET] NEW JERSEY MUNICIPAL BOND
                   IS GENERALLY EXEMPT FROM INCOME TAX,
                   WHILE PRESERVING CAPITAL.

           STABILITY                                                                 [SQUARE BULLET] TREASURY RESERVE
                                                                                     [SQUARE BULLET] CASH RESERVE
           MONEY MARKET FUNDS SEEK GREATER SAFETY                                    [SQUARE BULLET] TAX-FREE RESERVE
           AND STABILITY OF PRINCIPAL WHILE
           PROVIDING INCOME.

 LOWER                                                                    HIGHER
RETURN                                                                    RETURN


                              RISK/RETURN SPECTRUM

FUND
DESCRIPTIONS


JUNE 30, 1997
[SQUARE BULLET]  EQUITY (STOCK) FUNDS

INVEST PRIMARILY IN SECURITIES SUCH AS COMMON STOCKS. THESE FUNDS SEEK MAXIMUM LONG-TERM GAINS THROUGH CAPITAL APPRECIATION.

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] EQUITY         Seeks to achieve price and yield         ...results substantially in line with the performance
                INDEX FUND     performance similar to the S&P 500       of the stock market as a whole.
                               Composite Index.

[SQUARE BULLET] CORE EQUITY    Seeks growth of capital by investing     ...growth of capital and is willing to take higher
                FUND           primarily in a diversified portfolio     risk for potentially higher returns.
                               of common stocks.

[SQUARE BULLET] GROWTH         Seeks growth of capital and an           ...capital appreciation and is willing to take higher
                EQUITY FUND    increasing flow of dividends from        risk for potentially higher returns.
                               a diversified portfolio of common
                               stocks.

[SQUARE BULLET] SPECIAL        Seeks capital growth by investing        ...growth of capital and is willing to take higher risk
                EQUITY FUND    principally in a diversified             and experience greater volatility for potentially higher
                               portfolio of common stocks.              returns.

[SQUARE         BULLET]   INTERNATIONAL   Seeks  long-term   growth  of  capital
                ...growth of capital and is willing to assume the GROWTH FUND by investing in a portfolio of additional risks inherent in foreign investing in
                               common stocks diversified by country     exchange for potentially higher returns.
                               and industry.


                                 [SQUARE BULLET] COREFUND FAMILY OF MUTUAL FUNDS
[SQUARE BULLET] BALANCED FUND

INVESTING IN BOTH COMMON STOCKS AND FIXED INCOME. THIS FUND SEEKS TO PROVIDE TOTAL RETURN WHILE PRESERVING CAPITAL.

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] BALANCED FUND  Seeks to provide total return while      ...participation in a diversified portfolio program
                               preserving capital.                      that is continuously and professionally managed and is
                                                                        willing to take higher risk for potentially higher returns.

[SQUARE BULLET] FIXED INCOME (BOND) FUNDS
INVEST PRIMARILY IN INTEREST-PAYING SECURITIES ISSUED BY THE U.S. GOVERNMENT AND
ITS AGENCIES AS WELL AS CORPORATE BONDS AND COMMERCIAL  PAPER.  THESE FUNDS SEEK
TO PROVIDE A REGULAR STREAM OF CURRENT INCOME.

[SQUARE         BULLET] SHORT TERM Seeks  consistent  current  income  ...higher yield than can be  expected  from  either  cash  INCOME FUND and relative  stability of principal  by  management  funds or other short-term investments,
                               investing primarily in a diversified     but with less volatility than most longer-term bond funds.
                               portfolio of investment-grade debt
                               securities with remaining maturities
                               of three years or less.

[SQUARE BULLET] SHORT-         Seeks consistent current income by       ...higher yield than can be expected from other
                INTERMEDIATE   investing principally in a               short-term investments but without the wide swings
                BOND FUND      diversified portfolio of debt            normally attributable to long-term bond funds.
                               securities with an average weighted
                               maturity of two to five years.

FUND
DESCRIPTIONS
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] FIXED INCOME (BOND) FUNDS (CONTINUED)

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE         BULLET]   GOVERNMENT  Seeks  to  provide  current  income  while
                ...investment  performance and can tolerate the risk INCOME FUND
                preserving   principal  value  and  from  an  actively   managed
                portfolio of taxable fixed-income
                               maintaining liquidity.                   securities without credit risk.

[SQUARE BULLET] BOND FUND      Seeks to maximize long-term total        ...investment performance and can tolerate the associated
                               return by investing principally in a     risk from an actively managed  portfolio of taxable fixed
                               diversified portfolio of debt            income securities.
                               securities.

[SQUARE         BULLET] GLOBAL Seeks to provide capital appreciation  ...capital appreciation  and current  income over the BOND FUND and current income  through  investment  long term, and is willing to assume the additional
                               in fixed income securities of the        risks of foreign investing for potentially higher returns,
                               United States and foreign issuers.       and seeks benefits of international diversification.


[SQUARE BULLET] TAX-EXEMPT INCOME FUNDS
INVEST IN GENERAL  OBLIGATION BONDS,  REVENUE BONDS, AND MUNICIPAL NOTES, ALL OF
WHICH FINANCE PUBLIC WORKS AND SERVICES. THESE FUNDS SEEK TO PROVIDE INCOME THAT
IS  GENERALLY  EXEMPT FROM  FEDERAL  INCOME TAX AND IN SOME CASES FROM STATE AND
LOCAL TAXES.

[SQUARE         BULLET]  INTERMEDIATE  Seeks a high level of income  exempt ...a conservative  investment  and  seeks  after-tax  MUNICIPAL  from federal income tax consistent yields while protecting principal.
                BOND FUND      with the preservation of capital.

[SQUARE BULLET] PENNSYLVANIA   Seeks a high level of current income,    ...a moderate rate of tax-free income with less price
                MUNICIPAL      consistent with the preservation of      volatility than long-term municipal bonds and the
                BOND FUND      capital, that is exempt from PA state    enhanced  investment  performance of an actively managed
                               and local personal income tax.           portfolio of tax-free securities.


                                 [SQUARE BULLET] COREFUND FAMILY OF MUTUAL FUNDS


                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] NEW JERSEY     Seeks a high level of current income     ...a moderate rate of tax-free income with less price
                MUNICIPAL      consistent with the preservation of      volatility than long-term municipal bonds and the
                BOND FUND      capital, that is exempt from New Jersey  enhanced  investment  performance of an actively managed
                               state and local personal income tax.     portfolio of tax-free securities.

[SQUARE BULLET] MONEY MARKET FUNDS
INVEST PRIMARILY IN QUALITY SHORT-TERM SECURITIES OF THE U.S. GOVERNMENT AND ITS
AGENCIES,  COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND REPURCHASE AGREEMENTS.
THESE FUNDS SEEK TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00 WITH INCOME VARYING
ACCORDING TO MARKET CONDITIONS AND INTEREST RATES.  HOWEVER,  MONEY MARKET FUNDS
ARE NOT  INSURED  OR  GUARANTEED  BY THE U.S.  GOVERNMENT,  AND  THERE CAN BE NO
ASSURANCE  THAT THESE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
$1.00.

[SQUARE BULLET] TREASURY       Seeks current income with liquidity      ...liquidity of assets, current income, and
                RESERVE        and stability of principal, with         stability of principal.
                               investments exclusively in U.S.
                               Treasury obligations.

[SQUARE BULLET] CASH RESERVE   Seeks current income with liquidity      ...liquidity of assets, current income, and
                               and stability of principal.              stability of principal.

[SQUARE BULLET] TAX-FREE       Seeks current income that is exempt      ...current income exempt from federal income taxes,
                RESERVE        from regular  income tax with            stability of principal, and liquidity of assets.
                               liquidity and stability of principal.

CORESTATES
INVESTMENT
ADVISERS'
REVIEW

JUNE 30, 1997

                                ABOUT CORESTATES
                              INVESTMENT ADVISERS
                                     (CSIA)

[SQUARE BULLET] INVESTMENT MANAGERS FOR THE
                COREFUND FAMILY OF MUTUAL
                FUNDS.

[SQUARE BULLET] MANAGING MORE THAN $17.6
                BILLION IN ASSETS, INCLUDING NEARLY
                $4 BILLION IN COREFUNDS.

[SQUARE BULLET] AN AFFILIATE OF CORESTATES
                FINANCIAL CORP, ONE OF THE
                NATION'S LARGEST AND MOST
                RESPECTED BANKING INSTITUTIONS.

[SQUARE BULLET] DEDICATED TO PROVIDING ITS
                INVESTORS WITH PROFESSIONAL
                INVESTMENT MANAGEMENT.

[SQUARE BULLET] SERVING THE NEEDS OF INSTITUTIONS,
                CORPORATIONS, MUNICIPALITIES, AND
                INDIVIDUAL INVESTORS.

[SQUARE BULLET] SUPPORTING YOU WITH INVESTMENT
                EXPERTISE FOR THE LONG TERM.


                           COREFUND INVESTMENT REVIEW

         We are pleased to report another solid year of investment returns for the CoreFund Family of Mutual Funds. Taking advantage of a strong U.S. economy and generally favorable conditions throughout the world, the Fund managers produced overall positive returns for equity, fixed income, and money market fund shareholders for the fiscal year ending June 30, 1997.
         In the first quarter, real Gross Domestic Product (GDP) grew at an annual rate of 5.9%, reducing unemployment and raising personal incomes and corporate profits. Despite market forecasts and Federal Reserve expectations, inflation remained low. This combination of strong economic growth and low inflation remains the basis for continued strength in U.S. stock prices.
         While long term interest rates rose modestly in the last six months, they have remained fairly steady in recent quarters. This pattern has provided investors with adequate, though hardly spectacular returns. After a slight (.25%) increase in the closely watched Federal funds rate engineered by the Federal Reserve in March, short-interest rates have been steady. No additional Federal Reserve actions are expected for some time.
     International markets have generally followed the bullish tone set in the U.S., with equity prices higher in most markets. Interest rates in international markets were relatively stable, but the stronger U.S. dollar hurt returns for dollar-based investors.

     [BAR GRAPH DEPICTING CAPITAL MARKET RETURNS]
                CAPITAL MARKET RETURNS
                 (% OF TOTAL RETURN)
         FULL YEAR (6/96-6/97)     FIRST SIX MONTHS `97
DJIA     38.61                     20.12
S&P 500  34.68                     20.60
SBBI      8.15                      3.06
JPMGB     9.28                      4.02
EAFE     12.85                     11.21
DJIA = DOW JONES INDUSTRIAL AVERAGE
S&P 500 = STANDARD & POOR'S COMPOSITE INDEX
SBBI = SALOMON BROTHERS BROAD BOND INDEX
JPMGB = JP MORGAN GLOBAL BOND INDEX, US$ HEDGED
EAFE = MORGAN STANLEY EUROPE, AUSTRALIA AND FAR EAST INDEX

                            [SQUARE BULLET] COREFUND

                                  EQUITY REVIEW


     For the first six months of the calendar year 1997 (the last six months of the Funds' fiscal year), the U.S. stock market continued to build on one of the greatest bull markets in history. The large capitalization S&P 500 Index (S&P) produced a return of 20.6%, after an 11.7% return in the prior six months. For the full fiscal year ended June 30, 1997, the S&P showed a total return of 34.7%.
         Although larger stocks, represented by the S&P, significantly outperformed the broader market, mid-cap and small cap stocks reported more modest returns. The Russell 3000 Equal Weighted Index, which includes mid-cap and small cap stocks, produced returns of 11.2% and 17.0% over the six and twelve month periods, respectively.
         U.S. stock prices continue to benefit from low inflation, stable interest rates, and strong profit growth. As long as these positive factors continue, the market should prove resistant to any sustained selling pressure, as was shown following the market's weakness in March and early April.

[PHOTO OF MARK E. STALNECKER, CHAIRMAN CSIA]

[LINE GRAPH DEPICTING CHANGES IN THE YIELD CURVE]



                          BOND AND MONEY MARKET REVIEW
     After falling slightly in the first six months of the Funds' fiscal year, long-term Treasury rates rose modestly in the first half of 1997. The increase in the target Federal funds rate from 5.25% to 5.5% in March was a response by Federal Reserve policy makers to the strong economic growth experienced in the first quarter of 1997 and fears of accelerating inflation.

                                                                     (CONTINUED)

CORESTATES
INVESTMENT
ADVISERS'
REVIEW
(CONCLUDED)

JUNE 30, 1997

However, subsequent slowing in growth and subdued inflation reassured investors, and long-term rates fell from their early 1997 levels to end June only slightly higher than they had been at the end of 1996.
         For the Funds' full year, longer-term rates declined. The total return for fixed income assets, as measured by the Salomon Brothers Broad Bond Index, was 8.1%. Returns for the Index for the last half of the Funds' fiscal year were 3.1%. With the positive current inflation trends, interest rates should remain relatively stable, and some further decline in long-term rates is possible.

           [BAR GRAPH DEPICTING STOCKS -- INTERNATIONAL VS. DOMESTIC]
                      STOCKS -- INTERNATIONAL VS. DOMESTIC
                       (% OF TOTAL RETURN AS OF 6/30/97)
                                      S&P 500    EAFE
                             1 YR.    34.68      12.85
                             2 YR.    30.26      13.06
                             3 YR.    28.83       9.13
                             4 YR.    21.34      11.05
                             5 YR.    19.75      12.83
S&P 500 = STANDARD & POOR'S 500 COMPOSITE INDEX
EAFE = MORGAN STANLEY EUROPE, AUSTRALIA AND FAR EAST INDEX

                              INTERNATIONAL REVIEW

     International markets continue to underperform the United States. For the Funds' full fiscal year ended June 30, 1997, international equity returns (measured in U.S. dollars) on the Morgan Stanley EAFE Index were 12.9%. Most of this return (11.2%) was generated in the last six months, following weaker returns in 1996.
     Foreign markets were generally strong in local currency terms and the Japanese market, while weak over the full year, began to show signs of strength late in the period amid uncertainties regarding European common currency developments. However, strength in the dollar certainly had a negative impact on equity returns for dollar-based investors.

                             OVERALL MARKET OUTLOOK
         Consistent strong economic fundamentals are cause for optimism about the overall investment outlook, although with stock prices at current valuations, the market is vulnerable to negative surprises. The surprise could be higher inflation or possibly lower growth, led by earnings disappointments. But even with this note of caution, longer-term demographic trends and worldwide economic competition continue to provide an excellent backdrop for investors.

                            [SQUARE BULLET] CORE FUND
[GRAPHIC OF POINTER]

         As we have always recommended, the best course of action is to stay with your long-term investment plan. Although future returns may not match the returns seen in the past decade, this approach should reward investors with solid long-term real returns that approximate historical averages.
         Thank you for investing in the CoreFund Family of Mutual Funds. As always, we are committed to providing you with strong returns as we work to help you meet your investment objective.


                                                  /S/ SIGNATURE
                                                  MARK E. STALNECKER
                                                  CHAIRMAN, CSIA

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE

JUNE 30, 1997

                            COREFUND EQUITY MANAGERS
                                  LARY AASHEIM
                                  EQUITY INDEX
                                 STEPHEN DALTON
                           GROWTH EQUITY AND BALANCED


                              (MANAGERS NOT SHOWN)

                                  JOSEPH STOCKE
                          CORE EQUITY & SPECIAL EQUITY
                                 MICHAEL GIBSON
                               MARTIN CURRIE, INC.
                                       AND
                                 BEVERLY HENDRY
                                ABERDEEN MANAGERS
                              INTERNATIONAL GROWTH

                   [PHOTO OF LARY AASHEIM AND STEPHEN DALTON]

                            [SQUARE BULLET] COREFUND

[SQUARE BULLET] EQUITY INDEX FUND
[GRAPHIC OF POINTER]
                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 34.44% after expenses for the year ending June 30, 1997.
[SQUARE         BULLET] The Fund's  benchmark,  the S&P 500 Composite Index (S&P
                500), returned 34.68% for the same period.
[SQUARE BULLET] Assets in the Fund grew 47.9% from $166.3 million to $245.9 million during the year.

                                   COMMENTARY
The CoreFund Equity Index Fund is a good alternative for investors who want to invest in stocks, but don't want the risks associated with a specific equity management style. The Fund strives to be a pure mirror of the S&P 500 Index. Working toward this goal, we invest in approximately 430 of the stocks included in the Index.
         The factors that influence the Fund's ability to track index performance are cash management and transaction cost management. We tightly manage the Fund's cash portion to greatly increase its ability to track the index.
         We take advantage of opportunities to keep transaction costs as low as possible at all times because they can have a negative impact on performance. Over the past year, we have improved the Fund's ability to track the index, and produce positive returns for investors. As an index fund, the Fund is not managed in terms of market conditions. However, our outlook for the coming months is for a stable, low interest rate environment and reasonable economic growth. These conditions should prove to be healthy for the S&P 500 Index and therefore encouraging for the Fund's performance. [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  ----------------------------------------
                   1 YEAR  5 YEAR  10 YEAR
  ----------------------------------------
  CLASS A             SYNTHETIC YIELDS
  CLASS Y          34.44%  18.90%  13.43%
  CLASS A W/O LOAD 34.37%  18.89%  13.42%
  CLASS A W/LOAD   26.97%  17.55%  12.79%
  ----------------------------------------

    [LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,00 INVESTMENT] COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                           2/28/95    6/85    6/86    6/87    6/88    6/89
EQUITY INDEX CLASS Y       10,000     10,867  14,507  17,828  16,248  19,238
EQUITY INDEX CLASS A        9,450     10,270  13,709  16,847  15,354  18,180
   (SYNTHETIC)
S&P 500 COMPOSITE INDEX    10,000     10,742  14,590  18,262  16,996  20,481


                           6/90    6/91    6/92     6/93    6/94    6/95    6/96    6/97
EQUITY INDEX CLASS Y       21,906  23,498  26,450   29,727  29,891  37,199  46,755  62,858
EQUITY INDEX CLASS A       20,701  22,206  24,995   28,092  28,247  35,153  44,184  59,369
   (SYNTHETIC)
S&P 500 COMPOSITE INDEX    23,852  25,610  29,052   33,005  33,461  42,171  53,127  71,551

1 FOR THE PERIOD ENDED JUNE 30, 1997.  PAST  PERFORMANCE  IS NOT  PREDICTIVE  OF
  FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING OCTOBER 9, 1996. THE PERFORMANCE SHOWN FOR EQUITY INDEX PORTFOLIO CLASS A SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE EQUITY INDEX PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 14, 1985, AS A PREDECESSOR FUND WHICH WAS ACQUIRED JUNE 1, 1991, BY COREFUNDS, INC.

                                EQUITY INDEX FUND
                                ----------------

                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 14, 1985
                                 PORTFOLIO SIZE:
                                 $245.9 MILLION
                               SHARES OUTSTANDING:
                            6,576,837 (Y&A COMBINED)

                                TOP FIVE HOLDINGS
                                ----------------
                             (% OF FUND INVESTMENTS)

                                GENERAL ELECTRIC
                                      3.2%
                                    COCA-COLA
                                      2.6%
                                    MICROSOFT
                                      2.3%
                                      EXXON
                                      2.3%
                                 MERCK & COMPANY
                                      1.9%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

                                CORE EQUITY FUND
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 28, 1990
                                 PORTFOLIO SIZE:
                                 $531.1 MILLION
                               SHARES OUTSTANDING:
                            25,155,234 (Y&A COMBINED)

                                TOP FIVE HOLDINGS
                                ----------------
                             (% OF FUND INVESTMENTS)

                                    WORLDCOM
                                      4.5%
                             AIRTOUCH COMMUNICATIONS
                                      4.4%
                               LILLY ELI & COMPANY
                                      3.3%
                                GENERAL ELECTRIC
                                      2.9%
                                      IBM
                                      2.7%

[SQUARE BULLET] CORE EQUITY FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 33.10% after expenses for the year ending June 30, 1997.
[SQUARE BULLET] The Fund's benchmark, the S&P 500 Index, returned 34.68% for the same period.
[SQUARE BULLET] Assets in the Fund grew 24.7% from $426.0 million to $531.1 million during the year.

                                   COMMENTARY
Throughout the year, the CoreFund Core Equity Fund produced positive results for shareholders while slightly underperforming its benchmark. With interest rates and inflation rates stable, the Fund benefited from overall strong performance in the technology sector. Although technology experienced a correction in December of 1996, the Fund gained in this area for the year due to superior stock selection and the sector's overperformance during the second quarter of 1997.
         We continued our overweighting in IBM. Microsoft and Intel were also strong contributors. And, we benefited from our holdings in Lucent, a company spun off from AT&T that supplies equipment to telecommunications companies.
         Healthcare stocks also contributed to the Fund's performance, as we benefited from our holdings in Lilly Eli. In contrast, although underweighted in this area, the Fund was hurt by poor performance in the utilities sector.

  AVERAGE ANNUAL TOTAL RETURN1
  ------------------------------------------------
                       1 YEAR   5 YEAR   INCEPTION
  ------------------------------------------------
  CLASS Y (SYNTHETIC)  33.10%   18.74%   18.03%
  CLASS A W/O LOAD     32.74%   18.64%   17.96%
  CLASS A W/LOAD       25.41%   17.31%   17.06%
  ------------------------------------------------

   [LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,00 INVESTMENT]

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                         2/28/90    6/90    6/91    6/92    6/93    6/94    6/95    6/96    6/97
CORE EQUITY CLASS Y      10,000     10,964  11,978  14,285  16,109  16,352  19,814  25,338  33,725
   (SYNTHETIC)
CORE EQUITY CLASS A       9,450     10,361  11,319  13,499  15,223  15,453  18,710  23,908  31,735
S&P 500 COMPOSITE INDEX  10,000     10,910  11,714  13,288  15,097  15,305  19,289  24,300  32,727

1 FOR THE PERIOD ENDED JUNE 30, 1997.  PAST  PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS Y SHARES WERE OFFERED BEGINNING FEBRUARY 21, 1995. THE PERFORMANCE SHOWN FOR CORE EQUITY PORTFOLIO CLASS Y SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INDIVIDUAL CLASS A SHARES, WITHOUT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS A SHARES OF THE CORE EQUITY PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 28, 1990.

     During the year, we saw positive performance in our consumer cyclical stock holdings, especially from General Nutrition, although the sector as a whole underper-

                            [SQUARE BULLET] CORE FUND

formed. Also, the impact of a strong U.S. dollar on multi-national companies made us cautious about certain drug and auto companies.

[GRAPHIC OF POINTER]

     Looking ahead, we expect the stock market to continue to be strong. Demographics are working in favor of the market as are low inflation, declining interest rates, a budget agreement which includes tax cuts, strong mutual fund cash flows, and robust corporate profits. We will continue our strategy of creating a diversified portfolio of large and mid-capitalization companies with strong fundamentals.
                                                                 [SQUARE BULLET]

[SQUARE BULLET] GROWTH EQUITY FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 21.67% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Lipper Growth Fund Index, returned
                25.57% for the same period. The S&P 500 Index returned 34.68% for the twelve months.
[SQUARE BULLET] Assets in the Fund grew 23.7% from $123.2 million to $152.4 million during the year.

                                   COMMENTARY
The CoreFund Growth Equity Fund, while slightly underperforming its benchmark, produced positive returns for investors. It was a mixed year of performance in its sector of the stock market. After turning in strong performance from June 30, 1996 through November of 1996, the Fund ran into difficulty toward the end of the first half of its fiscal year. Overweighted in technology stocks, it was impacted by a correction in the technology sector in December of 1996. The first quarter of 1997 was also volatile, as the market reacted to the first increase in the Federal Funds rate in two years.

                               GROWTH EQUITY FUND
                               ------------------
                                QUICK FUND FACTS
                               ------------------
                                 INCEPTION DATE:
                                FEBRUARY 3, 1992
                                 PORTFOLIO SIZE:
                                 $152.4 MILLION
                               SHARES OUTSTANDING:
                            9,878,488 (Y&A COMBINED)

                                TOP FIVE HOLDINGS
                               ------------------
                             (% OF FUND INVESTMENTS)

                                     ORACLE
                                      2.6%
                                      INTEL
                                      2.5%
                                   HOME DEPOT
                                      2.5%
                                  DAYTON HUDSON
                                      2.5%
                                   HALLIBURTON
                                      2.4%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] GROWTH EQUITY (CONTINUED)

[GRAPHIC OF POINTER]
         However, we maintained our position and the situation reversed. The Fund benefited from its positioning in the second quarter of 1997 and performance has been dynamic. The same overweighting in technology stocks that hurt the Fund earlier is now responsible for its recent outperformance.
         In addition to technology stocks, including such companies as Oracle, Cisco Systems, Microsoft, Intel, and Motorola, the Fund is well-diversified into other growth stock sectors. These sectors include healthcare, retail, consumer, and financial stocks. We remain committed to our strategy of investing in high quality, large-to-medium capitalization stocks of well-managed growth companies.

     Looking ahead, the outlook for the stock market remains very positive. Therefore, we're maintaining a fully invested position. We expect to see modest economic growth, almost non-existent inflation, and no need for the Federal Reserve to raise interest rates. We're also seeing some very strong corporate profits reports. In short, the current outlook for equities appears to be very encouraging.
                                                                 [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------
                   1 YEAR 5 YEAR INCEPTION CLASS Y 21.67% 15.86% 11.90% CLASS A W/O LOAD 21.29% 15.62% 11.69% CLASS A W/ LOAD 14.65% 14.32% 10.53%
  -----------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                           2/28/92   6/92    6/93    6/94    6/95    6/96    6/97
GROWTH EQUITY CLASS Y      10,000    8,795   10,093   9,285  11,487  15,090  18,359
GROWTH EQUITY CLASS A
   (SYNTHETIC)              9,450    8,311    9,538   8,763  10,817  14,170  17,187
S&P 500 COMPOSITE INDEX    10,000    9,992   11,352  11,508  14,504  18,272  24,608
LIPPER GROWTH FUNDS INDEX  10,000    9,494   11,067  11,254  13,857  16,718  20,993

1 FOR THE PERIOD ENDED JUNE 30, 1997.  PAST  PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING JANUARY 4, 1993. THE PERFORMANCE SHOWN FOR GROWTH EQUITY PORTFOLIO CLASS A SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE GROWTH EQUITY PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 3, 1992.

                            [SQUARE BULLET] COREFUND

[SQUARE BULLET] SPECIAL EQUITY FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 17.94% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Russell 3000 Equal Weighted Index, returned 17.03% for the same period.
[SQUARE BULLET] Assets in the Fund grew 14.7% from $64.8 million to $74.3 million during the year.

                                   COMMENTARY

During the last year, CoreFund Special Equity Fund produced positive results for shareholders while slightly outperforming its benchmark. The approach of this Fund is very issue-specific, relying on company fundamentals. We work to choose the very best stocks for the Fund, without concern for sector diversification.

[GRAPHIC OF POINTER]

         With interest rates and inflation rates stable, the Fund benefited from overall strong performance in the technology sector. Although technology experienced a correction in December of 1996, the Fund gained in this area for the year due to superior stock selection and the sector's overperformance during the second quarter of 1997.
         We continued our overweighting in IBM. Microsoft and Intel were also strong contributors. Another stock that has performed well for the Fund is Teradyne, a supplier of test equipment for the electronics industry. And, we benefited from our holdings in Lucent, a company spun off from AT&T that supplies equipment to telecommunications companies.
         Healthcare stocks also contributed to the Fund's performance. The Fund benefited from holdings in Guilford

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y (SYNTHETIC)   17.94%  25.29%   17.31%
  CLASS A W/O LOAD      17.73%  25.16%   17.20%
  CLASS A W/LOAD        11.25%  22.83%   15.22%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                           3/31/94   6/94      6/95     6/96      6/97
SPECIAL EQUITY CLASS Y
   (SYNTHETIC)             10,000    9,279    11,363    15,477    18,253
SPECIAL EQUITY CLASS A      9,450    8,769    10,735    14,605    17,194
FRANK RUSSELL 3000 INDEX
   (EQUALLY WEIGHTED)      10,000    9,645    11,773    14,711    17,216

1 FOR THE PERIOD ENDED JUNE 30, 1997.  PAST  PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INSTITUTIONAL CLASS Y SHARES WERE OFFERED BEGINNING FEBRUARY 21, 1995. THE PERFORMANCE SHOWN FOR SPECIAL EQUITY
  PORTFOLIO CLASS Y SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INDIVIDUAL CLASS A SHARES, WITHOUT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS A SHARES OF THE SPECIAL EQUITY PORTFOLIO COMMENCED OPERATIONS ON MARCH 15, 1994.

                               SPECIAL EQUITY FUND
                               -------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                 MARCH 15, 1994
                                PORTFOLIO SIZE:
                                 $74.3 MILLION
                              SHARES OUTSTANDING:
                            6,594,766 (Y&A COMBINED)

                               TOP FIVE HOLDINGS
                               -------------------
                             (% OF FUND INVESTMENTS)

                                     KUHLMAN
                                      2.2%
                                   SCIOS NOVA
                                      1.9%
                                    VDI MEDIA
                                      1.8%
                          EVEREST REINSURANCE HOLDINGS
                                      1.7%
                                      INTEL
                                      1.7%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] SPECIAL EQUITY (CONTINUED)

Pharmaceuticals, a biotechnology company focusing on new ways of delivering cancer drugs directly into tumors.
     During the year, we saw positive performance in our consumer cyclical stock holdings, especially from General Nutrition, although the sector as a whole underperformed. Also, the impact of a strong U.S. dollar on multi-national companies made us cautious about certain drug and auto companies.
     Looking ahead, we expect the stock market to continue to be strong. Demographics are working in favor of the market as are low inflation, declining interest rates, a budget agreement which includes tax cuts, strong mutual fund
cash flows, and robust corporate profits.                        [SQUARE BULLET]

[SQUARE BULLET] INTERNATIONAL GROWTH FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 15.43% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Morgan Stanley Capital International
                EAFE Index, returned 12.85% for the same period.
[SQUARE BULLET] Assets in the Fund grew 17.1% from $141.4 million to $165.6 million during the year.

[GRAPHIC OF POINTER]

                                   COMMENTARY
The CoreFund International Growth Fund outperformed its benchmark and provided healthy returns for investors. The Fund is co-managed by Martin Currie, Inc. (80% of Fund Assets) and Aberdeen Managers (20% of Fund Assets), providing the portfolio with an added level of diversification. Both managers do extensive research on individual companies throughout the world. By visiting over 2,000 companies a year from their international offices, they learn about each company's facilities, products, balance sheets, and management within the context of its local market and economy. A combination of micro and macro economic factors are considered when making buy and sell decisions for the Fund.

                            [SQUARE BULLET] COREFUND

                          INTERNATIONAL MARKET OVERVIEW

The UK market benefited from a stronger currency as the economy began experiencing an earlier recovery than the rest of Europe. Financial stocks dominated returns. However, there is concern about the continued strength of the sterling in the coming months and its impact on forecasts.
     The European markets made good progress throughout the period, although recovery is far behind North America. In spite of uncertainty over the European Monetary Union, the improved outlook for corporate profits pushed share prices up. Although this market is benefiting from corporate restructuring and an emphasis on shareholder value, for U.S. dollar-based investors, returns weren't as good as they were in local currency terms.
     The Japanese market suffered during the first six months of this period, but began to show signs of improvement at the beginning of 1997. Gains, however, have been aided greatly by the yen strengthening significantly on the back of possible interest rate rises. Companies which have already restructured and are competitive globally, such as in electronics, have performed well with increases in earnings.
     Among the Asia Pacific Region markets, Hong Kong remained the best of the major markets. Despite Hong Kong's hand over to China, there were many opportunities for strong returns. In contrast, Thailand, Malaysia, Korea, and Singapore were consistently disappointing throughout the year.


  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  5 YEAR  INCEPTION
  CLASS Y               15.43%  11.87%    9.57%
  CLASS A W/O LOAD      15.09%  11.67%    9.44%
  CLASS A W/LOAD         8.78%  10.42%    8.60%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                           2/28/90   6/90    6/91    6/92    6/93    6/94    6/95    6/96    6/97
INTERNATIONAL EQUITY
   CLASS Y                 10,000    10,985  10,688  11,210  12,562  14,611  14,581  17,018  19,644
INTERNATIONAL EQUITY
   CLASS A (SYNTHETIC)      9,450    10,381  10,100  10,594  11,907  13,824  13,758  16,034  18,453
MORGAN STANLEY MSCI EAFE
   INDEX                   10,000     9,814   8,682   8,626  10,375  12,138  12,341  13,980  15,776

1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING JANUARY 4, 1993. THE PERFORMANCE SHOWN FOR INTERNATIONAL GROWTH PORTFOLIO CLASS A SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE INTERNATIONAL GROWTH PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 12, 1990.

                            INTERNATIONAL GROWTH FUND
                            -------------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                               FEBRUARY 12, 1990
                                PORTFOLIO SIZE:
                                 $165.6 MILLION
                              SHARES OUTSTANDING:
                            11,250,338 (Y&A COMBINED)

                                TOP FIVE HOLDINGS
                               -------------------
                             (% OF FUND INVESTMENTS)

                                    NOVARTIS
                                      2.2%
                                   MANNESMANN
                                      1.6%
                                 ROCHE HOLDINGS
                                      1.6%
                                    ROHM LTD
                                      1.6%
                                    ING GROUP
                                      1.5%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] INT'L GROWTH FUND (CONTINUED)

         Latin American markets, in particular Argentina and Brazil, were up nicely after the first six months of the period. Mexico also gained during the second half of 1996, but the gain was canceled out by the renewed weakness of the peso. In the second half of the period, strong rallies in the utility sectors of Brazil made it the strongest market in its region. Argentine and Mexican markets were also encouraged by stronger than expected economic growth.

                               MARTIN CURRIE, INC.
                              (80% OF FUND ASSETS )
Our investment approach is to invest in growth, but at the right price. During the year, the largest sector of our asset allocation model has been Europe, where we've invested more than half of all assets.
     Latin America, including Brazil and Mexico, proved to be the best performing sector for the period producing returns of about 45%. We've seen a lot of privatization in these countries, particularly in utilities, from which the Fund has benefited. After a dramatic Latin American recovery, however, we have taken profits ahead of elections in Mexico and Brazil. We also have a very small, but strong performing, portion in cash in the Middle East.
         Going forward, we are confident of continued favorable conditions in Hong Kong in spite of its hand over to China. We will continue to underweight or avoid the markets of Thailand, Korea, and Malaysia due to weak conditions.
         Although Japan had a difficult first half of the period, it has been recovering nicely over the last six months. We've invested in a very focused group of world class consumer electronics companies in Japan such as Sony, Hitachi, and Canon, giving us the ability to produce high returns atypical of the Japanese market as a whole. We will continue to maximize opportunities in this market.

                                ABERDEEN MANAGERS
                              (20% OF FUND ASSETS)
Throughout the year, we remained underweighted in Japan, which benefited the portfolio due to that country's weak performance during the early part of the period. We have recently seen volatility in the world markets, and we expect this trend to increase. We also expect to see volatility in the currency

                            [SQUARE BULLET] COREFUND

markets as Europe moves toward one currency. We're closely watching Hong Kong since its hand over to China, looking for opportunities. The Far East should begin to outperform as conditions there are excellent for growth. Looking ahead, although the international markets have generally underperformed the U.S. over the last few years, we believe the cycle is now beginning to turn around.
                                                                 [SQUARE BULLET]
[SQUARE BULLET] BALANCED FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 16.44% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmarks, the S&P 500 Index returned 34.68% and the Lehman Brothers Intermediate Government/Corporate Bond Index returned 7.23% for the same period, respectively.
[SQUARE BULLET] Assets in the Fund grew 11.5% from $105.7 million to $117.8 million during the year.

                                   COMMENTARY
The CoreFund Balanced Fund produced positive returns for investors for the one year period ending June 30, 1997. Throughout the year, the Fund had mixed performance as it shifted its equity sector weightings to a more advantageous position.
[GRAPHIC OF POINTER]
         On the equity side, we began the period by decreasing the Fund's exposure to financial stocks while increasing its energy holdings. This hurt performance as a post election rally in the market produced high returns in the financial sector. Also, volatility in the Fund's technology and communica-

                                  BALANCED FUND
                                  -------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                JANUARY 4, 1993
                                PORTFOLIO SIZE:
                                 $117.8 MILLION
                              SHARES OUTSTANDING:
                            8,717,507 (Y&A COMBINED)

                            TOP FIVE EQUITY HOLDINGS
                            -------------------------
                             (% OF FUND INVESTMENTS)

                                 WARNER LAMBERT
                                      1.3%
                          HEALTH MANAGEMENT ASSOCIATES
                                      1.3%
                                   PEOPLESOFT
                                      1.2%
                                     ORACLE
                                      1.2%
                                  DAYTON HUDSON
                                      1.2%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] BALANCED FUND (CONTINUED)

tions services holdings had a negative impact late in 1996.
       The situation reversed during the first quarter 1997 correction, when the overweighted technology sector generated superior returns relative to the market. We then increased the Fund's holdings in the financial sector toward a market weighting and decreased energy holdings. These trends continued through the second quarter of 1997. In addition, holdings in the capital goods and healthcare sectors continued to post strong returns, while large capitalization, predictable growth stocks resumed market leadership.
     On the fixed income side of the portfolio, we shortened duration during periods of price strength from 10 years to about 51/2 years, bringing it closer to the index. We also worked to add income during periods of price weakness.
         Looking ahead, the Fund is now in a strong position both on the equity side and the fixed income side in light of current market conditions. We do not foresee economic conditions changing in the next six months, although we continue to look for signs to the contrary. We continue to favor stocks of companies which are generating accelerating earnings momentum and positive earnings surprises, as well as improved earnings prospects. In contrast, we intend to avoid new purchases of bonds, as we anticipate stable to gently falling interest rates through the calendar year end. [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               16.44%  17.01%   12.01%
  CLASS A W/O LOAD      16.15%  16.70%   11.56%
  CLASS A W/LOAD         9.79%  14.51%   10.10%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                          1/31/93    6/93    6/94    6/95    6/96    6/97
BALANCED CLASS Y          10,000     10,478  10,309  11,980  14,185  16,517
BALANCED CLASS A
   (SYNTHETIC)             9,450      9,899   9,715  11,254  13,294  15,441
S&P 500 COMPOSITE
   INDEX                  10,000     10,399  10,543  13,287  16,739  22,544
LEHMAN INTERMEDIATE
   GOVERNMENT-CORPORATE
   INDEX                  10,000     10,419  10,392  11,468  12,042  12,912

1 FOR THE PERIOD ENDED JUNE 30, 1997.  PAST  PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING MARCH 16, 1993. THE PERFORMANCE SHOWN FOR BALANCED PORTFOLIO CLASS A SHARES (SYNTHETIC) PERIOD TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.50% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE BALANCED PORTFOLIO COMMENCED OPERATIONS ON JANUARY 4, 1993.

                            [SQUARE BULLET] COREFUND

                         COREFUND FIXED INCOME MANAGERS

                                 (LEFT TO RIGHT)

                                  JOSEPH BAXTER
                        INTERMEDIATE, PA & NJ MUNI BONDS
                                   DAN TAYLOR
                             SHORT-INTERMEDIATE BOND
                                  BRIAN SNYDER
                            MUNICIPAL BOND SPECIALIST
                                   JOHN ACKLER
                                SHORT TERM INCOME
                                WILLIAM LAWRENCE
                            GOVERNMENT INCOME & BOND


                               (MANAGER NOT SHOWN)
                                 GEORGE MCNEILL
                                   GLOBAL BOND

               [PHOTO OF JOSEPH BAXTER, DAN TAYLOR, BRIAN SNYDER,
                         JOHN ACKLER, WILLIAM LAWRENCE]

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997
                             SHORT TERM INCOME FUND
                             -----------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                  MAY 15, 1995
                                PORTFOLIO SIZE:
                                 $37.5 MILLION
                              SHARES OUTSTANDING:
                            3,762,789 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   1.0 YEARS

                             QUALITY DIVERSIFICATION
                                   [PIE CHART]
                                     AAA 55%
                                      AA 4%
                                      A 19%
                                     BBB 10%
                                    OTHER 12%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 5.82% net of fees for the year ending June 30, 1997.
[SQUARE BULLET] The Fund's benchmark, the Merrill Lynch 1-year Treasury Bill Index, had a gross return of 6.18% for the same period.
[SQUARE BULLET] Assets in the Fund grew 24.6% from $30.1 million to $37.5 million during the year.

                                   COMMENTARY
Despite slightly underperforming its benchmark, the CoreFund Short Term Income Fund provided money market investors with positive returns for the year. During the period, the average weighted maturity of the Fund was about one year, toward the shorter end of its range of three years or less.
     During the first six months of the period, the Federal funds rate remained unchanged. However, the market experienced some short-term interest rate volatility as concerns about inflation fueled fears that the Federal Reserve would raise interest rates. By September, evidence of a softer economy quieted these fears and rates dropped significantly.
     The first quarter of 1997 again found short-term income securities trading on expectations of an upward interest rate move. In March, the interest rate was increased followed by the influx of enormous tax receipts in April and May. With the treasury flush with cash, action was taken to reduce the auction sizes of several Treasury issuances reducing supply for the remainder of the period.
     Throughout this cycle, a laddered maturity approach was maintained, exposing the portfolio all along the yield curve. This

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR    INCEPTION
  CLASS Y               5.82%     5.42%
  CLASS A W/O LOAD      5.59%     5.07%
  CLASS A W/LOAD        2.19%     3.43%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                         5/31/95   6/95    6/96    6/97
SHORT-TERM INCOME
   FUND CLASS Y          10,000    10,046  10,534  11,147
SHORT-TERM INCOME
   FUND CLASS A           9,450     9,718  10,160  10,728
MERRILL LYNCH 1-YEAR
   TREASURY BILL INDEX   10,000    10,057  10,615  11,271

1 FOR THE PERIOD ENDED JUNE 30, 1997.  PAST  PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. CLASS Y SHARES WERE OFFERED BEGINNING MAY 15, 1995 AND CLASS A SHARES WERE OFFERED BEGINNING MAY 17, 1995. THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 3.25%.

                            [SQUARE BULLET] COREFUND

strategy helps to neutralize interest rate risk and is a great way to achieve better yields due to representation at the higher end of the yield curve.
         In addition, our floater and asset-backed positions were increased slightly as a hedge against higher interest rates. This technique produces a more constant yield.
     Looking ahead, we intend to keep a disciplined laddered approach to Fund management. We will continue to work to neutralize interest rate risk and duration rate risk as we concentrate on yield. We believe that it will take a while for technical factors, such as treasury supply, to change. In terms of the economy, although we think there still may be another interest rate hike somewhere on the horizon, the economic data is simply too good for the market to change much in the near future. [SQUARE BULLET]

[SQUARE BULLET] SHORT-INTERMEDIATE BOND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 6.90% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Merrill Lynch 1-5 year Treasury
                Index, returned 6.70% for the same period.
[SQUARE BULLET] Assets in the Fund grew 1.8% from $162.9 million to $165.9 million during the year.

                                   COMMENTARY
The CoreFund  Short-Intermediate  Bond Fund  provided  investors  with  positive returns for the year while slightly outperforming its benchmark. The Fund benefited from overweighted positions in asset-backed securities and Yankee securities. Underweighting in corporate bonds, treasuries, and a slight underweighting in mortgages has been the Fund's position throughout the period. We work to add value through security selection and sector allocation, striving to invest in the right sectors, as well as the right securities and companies.
     Overall, the bond market was surprisingly stable over the past twelve months. The Federal Reserve Board raised interest

                          SHORT-INTERMEDIATE BOND FUND
                          ----------------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                FEBRUARY 3, 1992
                                PORTFOLIO SIZE:
                                 $165.9 MILLION
                              SHARES OUTSTANDING:
                            16,882,464 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   4.4 YEARS

                             QUALITY DIVERSIFICATION
                                   [PIE CHART]
                                     AAA 71%
                                      AA 2%
                                      A 10%
                                     BBB 8%
                                      BB 3%
                                  NOT RATED 2%
                                    OTHER 4%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] SHORT-INTERMEDIATE (CONTINUED)

rates once during the period, but there was a modest rally across the yield curve. Volatility was very low in the marketplace.
         In terms of the economy, although we think there still may be another interest rate hike somewhere on the horizon, the economic data is simply too good for the market to change much in the near future.
     In this environment, the Fund will work to add value by continuing to emphasize its yield advantage with corporate, mortgage-backed, and asset-backed securities. And we continue to see potential in asset-backed securities and Yankee securities. Although duration has been somewhat longer than the Fund's 21/2 year target, we anticipate scaling back duration to be neutral with our
benchmarks as we move forward.                                   [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  5 YEAR  INCEPTION
  CLASS Y               6.90%   5.51%   5.56%
  CLASS A W/O LOAD      6.64%   5.26%   5.34%
  CLASS A W/LOAD        3.15%   4.56%   4.69%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT [DOLLARS IN THOUSANDS]

                           2/29/92    6/92    6/93    6/94    6/95    6/96    6/97
SHORT-INTERMEDIATE
   BOND CLASS Y            10,000     10,249  11,059  11,025  11,931  12,533  13,398
SHORT-INTERMEDIATE
   BOND CLASS A
   (SYNTHETIC)              9,675      9,916  10,700  10,641  11,487  12,037  12,836
MERRILL 1-5 YEAR SHORT-
   INTERMEDIATE TREASURY
   INDEX                   10,000     10,324  11,189  11,265  12,248  12,883  13,747
MERILL 1-3 YEAR SHORT-
   TERM TREASURY INDEX     10,000     10,284  10,961  11,138  11,999  12,651  13,483

1 FOR THE PERIOD ENDED JUNE 30, 1997.  PAST  PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING JANUARY 4, 1993. THE PERFORMANCE SHOWN FOR SHORT-INTERMEDIATE BOND PORTFOLIO CLASS A SHARES (SYNTHETIC) PRIOR TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 3.25% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE SHORT-INTERMEDIATE BOND PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 3, 1992. WE HAVE CHANGED THE BENCHMARK FOR THIS FUND BECAUSE WE FEEL THE MERRILL LYNCH 1-5 YR. TREASURY INDEX MORE ACCURATELY REPRESENTS THE HOLDINGS OF THIS FUND.

                            [SQUARE BULLET] COREFUND

[SQUARE BULLET] GOVERNMENT INCOME FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 8.15% after expenses for the year ending June 30, 1997.
[SQUARE BULLET] The Fund's benchmark, the Salomon Brothers Broad Investment Grade Bond Index, also returned 8.15% for the same period.
[SQUARE BULLET] Assets in the Fund grew 36.2% from $15.2 million to $20.7 million during the year.

                              [GRAPHIC OF POINTER]

                                   COMMENTARY
The CoreFund Government Income Fund produced positive results for its shareholders while matching its benchmark. The Fund's performance was helped significantly by an overweighting in mortgage-backed securities. Representing about 75% of the Fund's assets, mortgage-backed securities were a strong performing sector of the market. The balance of the Fund was in U.S. Treasury securities.
         Throughout the period, the Fund's duration management has been minimal. The Fund's average duration is typically 43/4 years. We went a little bit longer in the second half of 1996 which modestly helped Fund performance. During the first quarter of 1997, we shortened duration slightly, which helped performance during that period but took away from performance during the following quarter.
     The Fund emphasizes high income as a source of return for its investors, and it takes on no credit risks.
     Overall, the bond market was surprisingly stable over the past twelve months. The Federal Reserve Board raised interest rates once during the period, but there was a modest rally across the yield curve. Volatility was very low in the marketplace.

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               8.15%   7.47%   5.66%
  CLASS A W/O LOAD      7.88%   7.25%   5.21%
  CLASS A W/LOAD        4.41%   6.07%   4.37%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                              4/30/93   6/93    6/94    6/95    6/96    6/97
GOVERNMENT INCOME CLASS Y     10,000    10,235  10,098  11,134  11,589  12,534
GOVERNMENT INCOME CLASS A
   (SYNTHETIC)                 9,675     9,890   9,735  10,730  11,131  12,008
SOLOMON BROAD INVESTMENT-
   GRADE BOND INDEX           10,000    10,196  10,076  11,340  11,905  12,875
LEHMAN BROTHERS AGGREGATE
   BOND INDEX                 10,000    10,194  10,061  11,324  11,892  12,862

1 FOR THE PERIOD ENDED JUNE 30, 1997.  PAST  PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INDIVIDUAL CLASS A SHARES WERE OFFERED BEGINNING MAY 3, 1993. THE PERFORMANCE SHOWN FOR GOVERNMENT INCOME PORTFOLIO CLASS A SHARES (SYNTHETIC) PRIOR TO THAT DATE IS BASED ON THE PERFORMANCE OF INSTITUTIONAL CLASS Y SHARES, ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 3.25% FOR THE CLASS A SHARES. CLASS Y SHARES OF THE GOVERNMENT INCOME PORTFOLIO COMMENCED OPERATIONS ON APRIL 1, 1993.

                             GOVERNMENT INCOME FUND
                             ----------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                 APRIL 1, 1993
                                PORTFOLIO SIZE:
                                 $20.7 MILLION
                              SHARES OUTSTANDING:
                            2,118,140 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   8.8 YEARS

                            MATURITY DIVERSIFICATION
                                   [PIE CHART]
                                 UNDER 1 YEAR 2%
                                  1-5 YEARS 22%
                                 6-10 YEARS 66%
                                OVER 20 YEARS 10%
                    MATURITY IN YEARS --% OF FUND INVESTMENTS

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] GOV'T INCOME (CONTINUED)

        Looking ahead, we've shortened duration a bit due to prepayment fears in the mortgage sector sparked by the second quarter rally. Overall, we plan to stay duration neutral to the market with an emphasis on yield. We plan to continue our emphasis on the mortgage sector, but we look to purchase mortgages with less prepayment exposure to avoid prepayment risk.
         We expect the economy to continue with low inflation and good growth throughout the third quarter of 1997, within the context of a tight labor market. However, if there is any rebound in retail spending, we believe there may be another rise in interest rates in the future and the yield curve will probably flatten. Volatility should remain generally low; therefore, we will maintain a neutral duration strategy with an emphasis on yield. [SQUARE BULLET]

[SQUARE BULLET] BOND FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 7.43% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Lehman Aggregate Bond Index returned
                8.16% for the same period.
[SQUARE BULLET] Assets in the Fund declined 8.0% from $199.9 million to $184.0 million during the year.

                                   COMMENTARY
During the last year, the CoreFund Bond Fund produced positive returns for investors while slightly underperforming its benchmark. Early in the period, we had an underweighting in mortgage-backed securities which helped the Fund's performance as the market rallied. We then added more mortgages, but were still underweighted when mortgages began to outperform the market in early 1997, which hurt the Fund's performance.

[GRAPHIC OF POINTER]
         An 8% to 10% overweighting in asset-backed securities helped significantly throughout the Fund's fiscal year. We also had an overall neutral weighting in the corporate bond sector with an overweight in the Yankee sector. And, we were overweighted in

                            [SQUARE BULLET] COREFUND

brokerage firm securities where we benefited from recent consolidations in that industry.
     The Fund performed well during the second half of 1996 with a duration neutral to the index. During the first half of 1997, we extended duration by about 3 months in the first quarter. This hurt our performance because when the market rallied in the second quarter, we were very early on duration. Right now, we are duration neutral.
     Overall, the bond market was surprisingly stable over the past twelve months. The Federal Reserve Board raised interest rates once during the period, but there was a modest rally across the yield curve. Volatility was very low in the marketplace. Lesser-rated corporate bonds were the top performers. Mortgages performed well in the first half of 1997 after slight underperformance in the second half of 1996. Asset-backed securities also performed well for the period.
     We expect the economy to continue with low inflation and good growth throughout the third quarter of 1997, within the context of a tight labor market. However, if there is any rebound in retail spending, we believe there may be another rise in interest rates in the future and then the yield curve would probably flatten. However, volatility should remain generally low, and therefore we will maintain a neutral duration strategy with an emphasis on yield.
     We will continue to overweight the asset-backed securities and the Yankee sectors. These are the two areas where we are seeing the most innovation from
issuers and, therefore, the most opportunities.                  [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  5 YEAR  INCEPTION
  CLASS Y               7.43%   6.03%   7.73%
  CLASS A W/O LOAD      7.15%   5.91%   7.65%
  CLASS A W/LOAD        2.03%   4.88%   6.94%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                     2/28/90  6/90    6/91    6/92    6/93    6/94    6/95    6/96    6/97
BOND CLASS Y
   (SYNTHETIC)       10,000   10,266  11,279  12,883  14,254  13,946  15,403  16,078  17,272
BOND CLASS A          9,525    9,778  10,743  12,271  13,577  13,283  14,674  15,262  16,354
LEHMAN BROTHERS
   AGGREGATE BOND
   INDEX             10,000   10,373  11,482  13,095  14,639  14,447  16,261  17,076  18,470

1 FOR THE PERIOD ENDED JUNE 30, 1997.  PAST  PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. INSTITUTIONAL CLASS Y SHARES WERE OFFERED BEGINNING FEBRUARY 21, 1995. THE PERFORMANCE SHOWN FOR BOND PORTFOLIO CLASS Y SHARES (SYNTHETIC) PRIOR TO THAT DATE IS BASED ON THE PERFORMANCE OF INDIVIDUAL CLASS A SHARES, WITHOUT THE MAXIMUM SALES CHARGE OF 4.75% FOR THE CLASS A SHARES. CLASS A SHARES OF THE BOND PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 28, 1990.

                                    BOND FUND
                                    ---------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                               FEBRUARY 28, 1990
                                 PORTFOLIO SIZE:
                                 $184.0 MILLION
                               SHARES OUTSTANDING:
                            17,959,624 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   11.0 YEARS

                             QUALITY DIVERSIFICATION
                                     AAA 77%
                                      AA 1%
                                      A 7%
                                     BBB 10%
                                  NOT RATED 3%
                                    OTHER 2%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997
                                GLOBAL BOND FUND
                                ----------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                FEBRUARY 15, 1993
                                 PORTFOLIO SIZE:
                                  $34.8 MILLION
                               SHARES OUTSTANDING:
                            3,646,453 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                    8.7 YEARS

                             QUALITY DIVERSIFICATION
                                     AAA 68%
                                     AA 25%
                                      A 6%
                                  NOT RATED 1%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] GLOBAL BOND FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 6.18% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the J.P. Morgan Global Bond Index, returned 4.48% for the same period.
[SQUARE BULLET] Assets in the Fund grew 4.8% from $33.2 million to $34.8 million during the year.

                                   COMMENTARY
                              [GRAPHIC OF POINTER]
During the past year, the Global Bond Fund outperformed its benchmark, reporting positive performance for shareholders. For the year ending in June 1997, bond markets globally have done quite well. We have an environment where restrained growth is appearing around the world with seemingly no inflationary consequences. The bond markets have responded well to this structural change in the world. However, because of the strength of the dollar, the performance has not reflected this as well as we would like.
         During the first six months of the Fund's fiscal year, investors were uncertain about the strength of the U.S. economy. This is important because the performance of U.S. Treasuries has been setting the tone for other world bond markets.
         Also during this period, we saw volatility in parts of Europe in light of uncertainty about the European Monetary Union (EMU). In response to continued uneasiness about the EMU, all of the Fund's European

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               6.18%   7.99%   3.92%
  CLASS A W/O LOAD      5.92%   7.74%   3.65%
  CLASS A W/LOAD        0.92%   6.01%   2.23%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                          12/31/93    6/94     6/95    6/96     6/97
GLOBAL BOND CLASS Y       10,000      9,045    9,923   10,729   11,392
GLOBAL BOND CLASS A        9,525      8,595    9,418   10,147   10,748
J.P. MORGAN GLOBAL
   BOND INDEX             10,000      9,964   11,704   11,942   12,477
J.. MORGAN GLOBAL
   BOND INDEX, HEDGED     10,000      9,489   10,537   11,498   12,565

1 FOR THE PERIOD ENDED JUNE 30, 1997.  PAST  PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. CLASS Y SHARES AND CLASS A SHARES WERE OFFERED BEGINNING FEBRUARY 15, 1993. THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 4.75%.

holdings are now hedged back to the dollar. We believe that European currency will continue to be weak in the coming months.
     The first half of 1997 brought the March interest rate increase in the U.S. We

                            [SQUARE BULLET] COREFUND

also saw strong employment numbers and rising average earnings implying the danger of further interest rate moves for the U.S. and the UK. In Europe, slow growth and the constraints of the EMU set the stage for higher interest rates. And, in Japan, while export growth was strengthening, domestic growth was inhibited.
     We see the next six months as a dangerous period for global bonds because any kick in inflation, no matter how small, may take the market by surprise, and the risk is that yields will go back up. We expect to see virtually all bond markets with higher yields over the next six months, and therefore, we are
continuing to keep a short maturity profile.                     [SQUARE BULLET]

[SQUARE BULLET] INTERMEDIATE MUNI BOND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 5.62% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Lehman Brothers 7-Year Municipal Bond
                Index, returned 7.05% for the same period.
[GRAPHIC OF POINTER]
[SQUARE BULLET] Assets in the Fund grew 42.9% from $1.4 million to $2.0 million during the year.

                                   COMMENTARY
During the year, the CoreFund Intermediate Municipal Bond Fund provided investors with positive returns, even though it underperformed its benchmark. The municipal bond market experienced slow economic growth during the first quarter of 1997. After a Federal Funds rate hike of .25% and tax exempt yields rose 25 to 30 basis points, the municipal market rallied along with the Treasury market in the second quarter. Yields fell 40 basis points across the municipal curve.
     In April, higher yields, the stock market sell-off, and a slowing economy drew investors into the muni marketplace. Demand soon outstripped bond supply. Also, April tax payments increased municipal cash,

                        INTERMEDIATE MUNICIPAL BOND FUND
                        --------------------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                  MAY 3, 1993
                                 PORTFOLIO SIZE:
                                  $2.0 MILLION
                               SHARES OUTSTANDING:
                             194,239 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                    7.1 YEARS

                             QUALITY DIVERSIFICATION
                                     AAA 68%
                                     AA 22%
                                      A 3%
                                  NOT RATED 4%
                                    OTHER 3%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] INTERMEDIATE MUNI (CONTINUED)

decreasing the need for new issues. As a result, a strong technical rally pushed yields down. Yields rose slightly in June as supply began to increase, creating a small window of opportunity for investors.
         We believe that interest rates will remain unchanged for at least the near future. We will remain focused on investing in tax-exempt municipal bonds maintaining an average weighted maturity of three to ten years. [SQUARE BULLET]

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               5.62%   5.31%   4.07%
  CLASS A W/O LOAD      5.36%   5.09%   3.81%
  CLASS A W/LOAD        1.97%   3.95%   2.98%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                          5/31/93    6/93    6/94    6/95    6/96    6/97
INTERMEDIATE TERM MUNI
   CLASS Y                10,000     10,124  10,097  10,660  11,165  11,793
INTERMEDIATE TERM MUNI
   CLASS A (SYNTHETIC)     9,675      9,782   9,732  10,259  10,719  11,293
LEHMAN 7-YEAR MUNICIPAL
   BOND INDEX             10,000     10,183  10,311  11,163  11,781  12,612

 1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. CLASS Y SHARES AND CLASS A SHARES WERE OFFERED BEGINNING MAY 3, 1993. THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 3.25%.

[SQUARE BULLET] PA MUNICIPAL BOND FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 7.92% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Lehman Brothers Pennsylvania Bond
                Index, returned 8.07% for the same period.
[SQUARE BULLET] Assets in the Fund grew 23.2% from $9.9 million to $12.2 million during the year.

                                   COMMENTARY
The CoreFund Pennsylvania Municipal Bond Fund almost equaled its benchmark performance for the year, providing investors with positive tax-free returns. The Fund benefited from an increase in AA rated bonds which added yield with minimal additional risk exposure. Also, by increasing the Fund's average maturity to the upper end of its 9-11 year range, we've enhanced returns.
         After outperforming their treasury counterparts during the second half of 1996, the municipal bond market experienced slow economic growth during the first quarter of 1997. After a Federal Funds rate hike of .25% and tax exempt yields rising 25

                            [SQUARE BULLET] COREFUND

  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               7.92%   7.14%   6.90%
  CLASS A W/O LOAD      7.65%   6.88%   6.64%
  CLASS A W/LOAD        2.54%   5.15%   4.98%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                          5/31/94    6/94    6/95    6/96    6/97
PENNSYLVANIA MUNI BOND
   CLASS Y                10,000     9,913   10,656  11,298  12,193
PENNSYLVANIA MUNI BOND
   CLASS A                 9,525     9,429   10,112  10,695  11,513
LEHMAN BROTHERS MUTUAL
   FUND PA INDEX          10,000     9,946   10,828  11,505  12,433

 1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. CLASS Y SHARES AND CLASS A SHARES WERE OFFERED BEGINNING MAY 16, 1994. THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 4.75%.

to 30 basis points, the municipal market rallied along with the Treasury market in the second quarter. Yields fell 40 basis points across the municipal curve.
         In April, higher yields, the stock market sell-off, and a slowing economy drew investors into the muni marketplace. Demand soon outstripped bond supply. Also, April tax payments increased municipal cash decreasing the need for new issues. As a result, a strong technical rally pushed yields down. Yields rose slightly in June as supply began to increase, creating a small window of opportunity for investors. Looking ahead, we believe that interest rates will remain unchanged for at least the near future. [SQUARE BULLET]

                        PENNSYLVANIA MUNICIPAL BOND FUND
                        --------------------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                  MAY 16, 1994
                                 PORTFOLIO SIZE:
                                 $12.2 MILLION
                               SHARES OUTSTANDING:
                            1,162,752 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   10.7 YEARS

                             QUALITY DIVERSIFICATION
                                     AAA 65%
                                     AA 19%
                                      A 6%
                                    OTHER 10%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997
                         NEW JERSEY MUNICIPAL BOND FUND
                         ------------------------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                  MAY 16, 1994
                                 PORTFOLIO SIZE:
                                  $1.9 MILLION
                               SHARES OUTSTANDING:
                             184,608 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                    9.9 YEARS

                             QUALITY DIVERSIFICATION
                                     AAA 37%
                                     AA 27%
                                  NOT RATED 31%
                                    OTHER 5%

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] NJ MUNICIPAL BOND FUND

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 6.70% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the Lehman Brothers New Jersey Bond Index, returned 7.88% for the same period.
[SQUARE BULLET] Assets in the Fund grew 18.8% from $1.6 to $1.9 million during the year.

                                   COMMENTARY
The CoreFund NJ Municipal Bond Fund provided investors with positive tax-free returns for the year despite underperforming its benchmark. The Fund benefited from an extension of its average maturity which enhanced returns.
     After outperforming their treasury counterparts during the second half of 1996, the municipal bond market experienced slow economic growth during the first quarter of 1997. After a Federal Funds rate hike of .25% and tax exempt yields rising 25 to 30 basis points, the municipal market rallied along with the Treasury market in the second quarter. Yields fell 40 basis points across the municipal curve.
     In April, higher yields, the stock market sell-off, and a slowing economy drew investors into the muni market place. Demand soon outstripped bond supply. Also, April tax payments increased municipal cash, decreasing the need for new issues. As a result, a strong technical rally pushed yields down. Yields rose slightly in June as supply began to increase, creating a small window of opportunity for investors. Looking ahead, we believe that interest rates will remain unchanged for at least the near future. [SQUARE BULLET]


  AVERAGE ANNUAL TOTAL RETURN1
  -----------------------------------------------
                        1 YEAR  3 YEAR  INCEPTION
  CLASS Y               6.70%   6.41%   6.15%
  CLASS A W/O LOAD      6.44%   6.07%   5.85%
  CLASS A W/LOAD        1.40%   4.35%   4.21%
  -----------------------------------------------

[LINE GRAPH DEPICTING COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT (DOLLARS IN THOUSANDS)

                            5/31/94    6/94    6/95    6/96    6/97
NEW JERSEY MUNI BOND
   CLASS Y                  10,000     9,930   10,650  11,212  11,963
NEW JERSEY MUNI BOND
   CLASS A                   9,525     9,466   10,113  10,612  11,295
LEHMAN BROTHERS MUTUAL
   FUND NEW JERSEY INDEX    10,000     9,939   10,783  11,443  12,344

 1 FOR THE PERIOD ENDED JUNE 30, 1997. PAST PERFORMANCE OF THE PORTFOLIO IS NOT PREDICTIVE OF FUTURE PERFORMANCE. CLASS Y SHARES AND CLASS A SHARES WERE OFFERED BEGINNING MAY 16, 1994. THE MAXIMUM SALES CHARGE ON CLASS A SHARES IS 4.75%.

                            [SQUARE BULLET] COREFUND

COREFUND MONEY MARKET MANAGERS

                                 (LEFT TO RIGHT)

                                   JOHN ACKLER
                                  CASH RESERVE
                                   FOLU ABIONA
                                TAX-FREE RESERVE
                                 RONALD BRASTEN
                                TREASURY RESERVE


               [PHOTO OF JOHN ACKLER, FOLU ABIONA, RONALD BRASTEN]

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997
                                TREASURY RESERVE
                                -----------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                               NOVEMBER 21, 1988
                                 PORTFOLIO SIZE:
                                 $847.5 MILLION
                           AVERAGE WEIGHTED MATURITY:
                                    55 DAYS
                                SEVEN DAY YIELD:
                                5.01% (CLASS Y)
                                4.76% (CLASS C)

                             QUALITY DIVERSIFICATION
                                     AAA 36%
                                  NOT RATED 2%
                                    OTHER 62%

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] TREASURY RESERVE

                                 ANNUAL RESULTS
[GRAPHIC POINTER]
[SQUARE BULLET] This Fund returned 4.97% net of expenses for the year ending June 30, 1997.
[SQUARE BULLET] The Fund's benchmark, the IBC/Donoghue Treasury & REPO Index, returned 4.78% for the same period. The IBC/Donoghue 100% Treasury Fund Index returned 4.72%, net of expenses, for the year.
[SQUARE BULLET] Assets in the Fund declined 7.1% from $911.9 million to $847.5 million during the year.

                                   COMMENTARY
The average weighted maturity of the CoreFund Treasury Reserve decreased from 58 to 55 days during the year. The Fund slightly outperformed its benchmark for the year. The drop in Fund assets was primarily due to investors moving money out of money market funds and into longer-term coupon securities.
         During the first six months of the period, the Federal Funds rate remained unchanged. However, the market experienced some short-term interest rate volatility as concerns about inflation fueled fears that the Federal Reserve would raise interest rates. By September, evidence of a softer economy quieted these fears and rates dropped significantly.
         The first quarter of 1997 again found money market securities trading on expectations of an upward interest rate move. In March, there was an interest rate increase followed by the influx of enormous tax receipts in April and May. With the Treasury flush with cash, the supply of Treasury bills was reduced for the remainder of the period.
         As the market began to anticipate the interest rate increase, we began lowering the Fund's average maturity to take advantage of market opportunities. The Fund's primary consideration is yield, so we look for value as we invest. Throughout this cycle, a laddered maturity approach was maintained, exposing the portfolio all along the yield curve. This strategy helps to neutralize interest rate risk and is a great way to achieve better yields due to representation at the higher end of the yield curve.
         Over the last few months, we've seen expensive Treasury bills and an inverted yield curve in which overnight yields are higher than longer maturities. To take advantage of

                            [SQUARE BULLET] COREFUND

this scenario, we've increased our position in overnight repurchase agreements. This position also helps us to maintain complete liquidity.

                    PERFORMANCE
------------------------------------------
                   6-MONTH   YIELD   YIELD
              TOTAL RETURN   7-DAY  30-DAY
              (CUMULATIVE)(COMPOUNDED)
------------------------------------------
  CLASS Y         2.45%      5.01%   4.98%
  CLASS C         2.32%      4.76%   4.73%
  IBC DONOGHUE    2.36%      4.83%   4.81%
     TREASURY &
     REPO INDEX
------------------------------------------

         Looking forward, we continue to anticipate another interest rate increase. However the timing of the move is unclear. Economic growth remains slow and inflation benign, but the economy is expected to rebound in the third or fourth quarters.
     The Treasury bill remains very rich. Decreased supply and other technical factors have caused the 3-month sector to trade well below the Federal Funds target. For this reason, the investment in other Treasury sectors, including overnight repurchase agreements, will continue to increase until the Treasury
bill market cheapens up.                                         [SQUARE BULLET]

[SQUARE BULLET] CASH RESERVE

                                 ANNUAL RESULTS
[GRAPHIC OF POINTER]
[SQUARE BULLET] This Fund returned 5.09% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the IBC/Donoghue All-Taxable Money Fund
                Average, returned 4.97% for the same period.
[SQUARE BULLET] Assets in the Fund grew 12.8% from $809.9 million to $913.9 million during the year.

                                   COMMENTARY
Outperforming its benchmark, the Cash Reserve provided money market investors with positive returns for the year. During the period, the average weighted maturity of the Fund was increased to over 70 days.
         During the first six months of the period, the Federal Funds rate remained unchanged. However, the market experienced some short-term interest rate volatility as concerns about inflation fueled fears that the Federal Reserve would raise interest rates. By September, evidence of a softer economy quieted these fears and rates dropped significantly.

                                  CASH RESERVE
                                -----------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE
                                AUGUST 16, 1985
                                 PORTFOLIO SIZE:
                                 $913.9 MILLION
                           AVERAGE WEIGHTED MATURITY:
                                    73 DAYS
                                SEVEN DAY YIELD:
                                5.20% (CLASS Y)
                                4.96% (CLASS C)

                             QUALITY DIVERSIFICATION
                                     AAA 2%
                                      AA 9%
                                      A 4%
                                  NOT RATED 6%
                                    OTHER 79%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)

JUNE 30, 1997

[SQUARE BULLET] CASH RESERVE (CONTINUED)

         The first quarter of 1997 again found money market securities trading on expectations of an upward interest rate move. In March, there was an interest rate increase followed by the influx of enormous tax receipts in April and May. With the Treasury flush with cash, the supply of Treasury bills was reduced for the remainder of the period.

                    PERFORMANCE
------------------------------------------
                   6-MONTH   YIELD   YIELD
              TOTAL RETURN   7-DAY  30-DAY
              (CUMULATIVE)(COMPOUNDED)
------------------------------------------
  CLASS Y         2.53%      5.20%   5.12%
  CLASS C         2.40%      4.96%   4.88%
  IBC DONOGHUE    2.46%      5.04%   5.02%
    ALL-TAXABLE
    MONEY MARKET
------------------------------------------
         Throughout this cycle, a laddered maturity approach was maintained exposing the portfolio all along the yield curve. This strategy helps to neutralize interest rate risk and is a great way to achieve better yields due to representation at the higher end of the yield curve.
         In addition, we swapped some of the Fund's fixed-rate debt into floating rate debt as a hedge against higher interest rates. This technique produces a more constant yield.
         Looking ahead, we intend to keep a disciplined laddered approach to Fund management. We will continue to work to neutralize interest rate risk and duration rate risk as we concentrate on yield. We believe that it will take a while for technical factors, such as Treasury bill supply, to change. In terms of the economy, although we think there still may be another interest rate hike somewhere on the horizon, the economic data is simply too good for the market to change much in the near future. [SQUARE BULLET]

                            [SQUARE BULLET] COREFUND
[SQUARE BULLET] TAX-FREE RESERVE

                                 ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 3.08% for the year ending June 30, 1997. [SQUARE BULLET] The Fund's benchmark, the IBC/Donoghue Tax-Free Average, returned 3.03% for the same period.
[SQUARE BULLET] Assets in the Fund grew 14.8% from $107.0 million to $122.8 million during the year.

                                   COMMENTARY
The average weighed maturity of the Tax-Free Reserve was 51 days during the year. And, the Fund's one year effective yield was 3.08%, as the Fund outperformed its benchmark.
         During the first six months of this period we experienced normal patterns in the tax-free money market securities market. The market is driven by seasonality in terms of the amount of cash in the market. Typically during January, June, and July, yields fall due to an abundance of cash in the market. However, in January of 1997, a new pattern emerged as a strong decline in pre-refinanced bonds took cash out of the market. As a result, supply was adequate and yields were fabulous.
     Throughout the first half of 1997, conditions have remained positive for the Fund. In June, the tax-exempt rate was equal to the taxable rate. We're seeing changes to

                 PERFORMANCE
------------------------------------------
                   6-MONTH   YIELD   YIELD
              TOTAL RETURN   7-DAY  30-DAY
              (CUMULATIVE)(COMPOUNDED)
------------------------------------------
  CLASS Y         1.53%      3.61%   3.35%
  CLASS C         1.40%      3.36%   3.10%
  IBC DONOGHUE    1.52%      3.45%   3.28%
     TAX-FREE
     AVERAGE
------------------------------------------
the fundamentals of the market that are resulting in higher yields. And, the trend should continue. It appears that supply should remain strong and, with more availability comes higher yields.
     Our strategy will remain steady as we keep the average maturity of the Fund between 50 and 60 days. We will extend out on the yield curve when we see an issue of high value. We will also continue to utilize commercial paper and smaller note deals as appropriate. Our challenge will be to research and identify new cash flow patterns and take advantage of them in the coming months. [SQUARE BULLET]

                                TAX-FREE RESERVE
                                -----------------

                                QUICK FUND FACTS
                               -------------------
                                 INCEPTION DATE:
                                 APRIL 16, 1991
                                 PORTFOLIO SIZE:
                                 $122.8 MILLION
                           AVERAGE WEIGHTED MATURITY:
                                    51 DAYS
                                SEVEN DAY YIELD:
                                 3.61% (CLASS Y)
                                 3.36% (CLASS C)

                             QUALITY DIVERSIFICATION
                                     AAA 9%
                                      AA 8%
                                      A 22%
                                  NOT RATED 17%
                                    OTHER 44%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

REPORT
OF
INDEPENDENT
AUDITORS

                            [SQUARE BULLET] COREFUND

Board of Directors and Shareholders
CoreFunds, Inc.

We have audited the accompanying statements of net assets of the Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund, Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve of CoreFunds, Inc. (the "Fund") as of June 30, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for the periods presented herein. We have also audited the financial highlights for each of the periods presented herein for the Equity Index Fund, Growth Equity Fund, International Growth Fund, Balanced Fund, Short-Intermediate Bond Fund, Government Income Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve, and for the periods ended June 30, 1996 and June 30, 1997 presented herein for the Core Equity Fund, Special Equity Fund, Short Term Income Fund, and Bond Fund. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended October 31, 1990 through October 31, 1995 for the Core Equity Fund, Special Equity Fund, Short Term Income Fund, and Bond Fund were audited by other auditors whose report dated December 8, 1995 expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of June 30, 1997 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund, Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve at June 30, 1997 and the results of their operations for the year then ended, and the changes in their net assets for the periods presented herein and for the Equity Index Fund, Growth Equity Fund, International Growth Fund, Balanced Fund, Short-Intermediate Bond Fund, Government Income Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve, the financial highlights for each of the periods presented herein, and for the Core Equity Fund, Special Equity Fund, Short Term Income Fund, and Bond Fund, the financial highlights for the periods ended June 30, 1996 and June 30, 1997 presented herein, in conformity with generally accepted accounting principles.

Philadelphia, Pennsylvania
August 12, 1997

                                             /S/ SIGNATURE
                                             ERNST & YOUNG LLP

   STATEMENT
   OF
   NET ASSETS

   AS OF
   JUNE 30, 1997

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS


   EQUITY INDEX FUND


   [PIE CHART]

   MISCELLANEOUS         8%
   UTILITIES             8%
   TRANSPORTATION        1%
   RETAIL                5%
   METALS & MINING       1%
   FINANCE              16%
   CHEMICALS & DRUGS    15%
   CONSUMER PRODUCTS    11%
   DURABLE GOODS        28%
   ENERGY                7%

   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.5%
Lockheed Martin                   6,800   $       704
Raytheon                          8,900           454
TRW                               3,000           170
                                           ----------
                                                1,328
                                           ----------
AGRICULTURE -- 0.1%
Pioneer Hi-Bred International     3,000           240
                                           ----------
AIR TRANSPORTATION -- 0.4%
AMR*                              2,800           259
Delta Air Lines                   2,500           205
Federal Express*                  4,000           231
US Air Group*                     7,800           273
                                           ----------
                                                  968
                                           ----------
AIRCRAFT -- 1.9%
Allied Signal                     9,100           764
Boeing                           24,810         1,316
McDonnell Douglas                 8,200           562
Northrop Grumman                  1,700           149
Parker Hannifin                   2,850           173
Rockwell International            8,763           517
Textron                           8,000           531
United Technologies               8,600           714
                                           ----------
                                                4,726
                                           ----------
APPAREL/TEXTILES -- 0.3%
Liz Claiborne                     5,000           233
Nike, Class B                     8,800           514
Russell                           3,100            92
                                           ----------
                                                  839
                                           ----------
APPLIANCES -- 0.1%
Allegheny Teledyne                8,300           224
                                           ----------
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
AUTOMOTIVE -- 1.8%
Chrysler                         26,200    $      860
Echlin                            8,300           299
Ford Motor                       43,400         1,638
General Motors                   27,600         1,537
Paccar                            3,000           139
                                           ----------
                                                4,473
                                           ----------
BANKS -- 8.0%
Banc One                         18,444           893
Bank of New York                 13,000           566
BankAmerica                      25,600         1,653
BankBoston                        4,500           324
Bankers Trust New York            3,800           331
Barnett Banks of Florida          6,800           357
Chase Manhattan                  15,766         1,530
Citicorp                         16,800         2,025
Comerica                          3,700           252
Fifth Third Bancorp               3,000           246
First Bank System                 3,800           324
First Chicago                    12,701           768
First Union                      10,530           974
Fleet Financial Group             9,801           620
Golden West Financial             3,300           231
Great Western Financial           3,000           161
H.F. Ahmanson                     2,400           103
J.P. Morgan                       8,300           866
Keycorp                           7,800           436
MBNA                             11,925           437
Mellon Bank                      11,400           514
National City                     6,800           357
NationsBank                      27,000         1,742
Norwest                          15,300           861
PNC Bank                         13,900           579
Providian Financial*              2,300            74
Suntrust Banks                    8,400           463
U.S. Bancorp                      4,300           276
UST                              13,600           377
Wachovia                          7,100           414
Wells Fargo                       3,433           925
                                           ----------
                                               19,679
                                           ----------
BEAUTY PRODUCTS -- 2.0%
Avon Products                     3,200           226
Colgate Palmolive                10,492           685
Ecolab                            3,300           158
International Flavors &
   Fragrances                     2,500           126
Procter & Gamble                 25,400         3,588
                                           ----------
                                                4,783
                                           ----------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 0.6%
Comcast, Class A                 14,200           304
Interpublic Group                 2,200           135
Tele-Communications, Class A*    18,900           281
US West Media Group*             21,800           441
Viacom, Class B*                 10,526           316
                                           ----------
                                                1,477
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   EQUITY INDEX FUND (CONTINUED)


-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.3%
Centex                            2,400  $         98
Fluor                             1,900           105
Foster Wheeler                    3,300           134
Halliburton                       4,600           365
McDermott International           3,400            99
                                           ----------
                                                  801
                                           ----------
BUILDING MATERIALS -- 0.1%
Owens Corning                     2,800           121
                                           ----------
CHEMICALS -- 2.7%
Air Products & Chemical           3,100           252
B.F. Goodrich                     4,200           182
Dow Chemical                      8,150           710
E.I. DuPont de Nemours           40,000         2,515
Eastman Chemical                  5,700           362
FMC*                              3,400           270
Great Lakes Chemical                300            16
Hercules                          2,700           129
Monsanto                         19,500           840
Morton International             10,300           311
Nalco Chemical                    5,700           220
Praxair                           3,500           196
Sigma Aldrich                    10,600           372
Union Carbide                     3,400           160
W.R. Grace & Company              3,100           171
                                           ----------
                                                6,706
                                           ----------
COMMUNICATIONS EQUIPMENT -- 2.5%
Cabletron Systems*                5,800           164
Cisco Systems*                   24,600         1,651
Lucent Technologies              23,300         1,679
Motorola                         20,600         1,566
Northern Telecom                  8,300           755
Tellabs*                          6,200           346
                                           ----------
                                                6,161
                                           ----------
COMPUTERS, SOFTWARE, & SERVICES -- 8.0%
3COM*                            12,000           540
Autodesk                          6,300           241
Automatic Data Processing         9,400           442
Ceridian*                         3,400           144
Compaq Computer*                  9,700           963
Computer Associates
   International                 12,050           671
Computer Sciences*                1,900           137
CUC International*               13,350           345
Dell Computer*                    6,200           728
Digital Equipment*                3,900           138
EMC*                              7,100           277
Equifax                           6,000           223
First Data                       15,400           677
Harris Computer Systems           1,600           134
Hewlett Packard                  35,300         1,977
International Business Machines  37,800         3,409
Microsoft*                       44,300         5,598
Novell*                          29,300           203
Oracle Systems*                  24,575         1,238
Parametric Technology*            5,000           213
Pitney Bowes                      5,000           356

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Seagate Technology*               7,200    $      253
Shared Medical Systems            2,400           130
Silicon Graphics*                 4,600            69
Sun Microsystems*                11,200           417
Tandy                             2,000           112
                                           ----------
                                               19,635
                                           ----------
CONTAINERS & PACKAGING -- 0.1%
Bemis                             3,500           152
Crown Cork & Seal                 3,700           198
                                           ----------
                                                  350
                                           ----------
DRUGS -- 8.3%
Abbott Labs                      28,000         1,869
Allergan                          4,300           137
American Home Products           22,800         1,744
Amgen*                            9,600           558
Baxter International              7,800           408
Bristol-Myers Squibb             37,040         3,000
Eli Lilly                        19,900         2,175
Merck                            44,400         4,595
Pfizer                           24,100         2,880
Pharmacia & Upjohn               16,255           565
Schering Plough                  27,200         1,302
Warner Lambert                    9,400         1,168
                                           ----------
                                               20,401
                                           ----------
ELECTRICAL EQUIPMENT -- 3.7%
Emerson Electric                 14,600           804
General Electric                120,900         7,904
Westinghouse Electric            21,500           497
                                           ----------
                                                9,205
                                           ----------
ELECTRICAL SERVICES -- 2.1%
American Electric Power           5,300           223
Baltimore Gas & Electric          4,700           125
Carolina Power & Light            3,600           129
Central & South West              5,400           115
Cinergy                           4,600           160
Consolidated Edison of New York   5,300           156
Dominion Resources of Virginia    5,500           201
DTE Energy                        4,200           116
Duke Power                       12,984           622
Edison International             13,400           333
Entergy                           5,200           142
FPL Group                         6,100           281
GPU                               4,200           151
Niagara Mohawk Power*            26,200           224
Northern States Power             3,700           191
Pacificorp                        6,400           141
PECO Energy                      16,000           336
PG&E                             11,500           279
PP&L Resources                    5,500           110
Public Service Enterprise Group   5,500           138
Southern                         20,100           440
Texas Utilities                   7,300           251
Unicom                            4,800           107
Union Electric Power              4,300           162
                                           ----------
                                                5,133
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
ENTERTAINMENT -- 0.9%
King World Productions*           6,600   $       231
Walt Disney                      24,926         2,000
                                           ----------
                                                2,231
                                           ----------
ENVIRONMENTAL SERVICES -- 0.4%
Browning Ferris Industries        5,900           196
Laidlaw Incorporated, Class B    14,000           193
Waste Management                 15,200           488
                                           ----------
                                                  877
                                           ----------
FINANCIAL SERVICES -- 3.3%
Allstate                         15,700         1,146
American Express                 16,600         1,237
Beneficial                        2,400           171
Charles Schwab                    6,400           260
Countrywide Credit Industries     6,000           187
FHLMC                            30,200         1,038
FNMA                             38,800         1,693
Green Tree Financial              5,900           210
Household International           4,100           482
Merrill Lynch                    11,200           668
Morgan Stanley, Dean Witter,
   Discover                      19,330           832
Salomon                           2,500           139
                                           ----------
                                                8,063
                                           ----------
FOOD, BEVERAGE & TOBACCO -- 8.6%
Anheuser Busch                   16,400           688
Archer Daniels Midland           16,455           387
Brown Forman, Class B             2,700           132
Campbell Soup                    16,200           810
Coca Cola                        91,600         6,389
ConAgra                           7,300           468
Coors, Adolph, Class B            5,600           149
CPC International                 5,400           499
Fortune Brands                      700            26
General Mills                     5,900           384
H.J. Heinz                       16,650           768
Hershey Foods                     4,000           221
Kellogg                           7,600           651
Pepsico                          56,800         2,134
Philip Morris                    89,400         3,967
Quaker Oats                       5,800           260
Ralston-Purina Group              3,900           321
Sara Lee                         16,900           703
Seagram                          12,300           495
Unilever                          5,900         1,263
Whitman                           5,100           129
Wrigley, William Jr.              4,000           268
                                           ----------
                                               21,112
                                           ----------
GAS/NATURAL GAS -- 1.0%
Coastal                           2,500           133
Columbia Gas Systems              3,500           228
Consolidated Natural Gas          6,600           355
Enron                             7,300           298
Nicor                             3,700           133
Noram Energy                     17,800           271
Oneok                             5,900           190
Pacific Enterprises               3,800           128

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Peoples Energy                    4,100  $        154
Sonat                             6,800           349
Williams                          3,750           164
                                           ----------
                                                2,403
                                           ----------
GLASS PRODUCTS -- 0.3%
Corning                           7,300           406
PPG Industries                    7,300           424
                                           ----------
                                                  830
                                           ----------
HOTELS & LODGING -- 0.4%
HFS*                              4,100           238
Hilton Hotels                     8,500           226
ITT Corporation*                  3,600           220
Marriott International            2,900           178
                                           ----------
                                                  862
                                           ----------
HOUSEHOLD FURNITURE & FIXTURES-- 0.4%
Armstrong World Industries        1,600           117
Masco                             3,500           146
Newell                            3,600           143
Sherwin Williams                  4,600           142
Snap-On Tools                     4,050           159
Stanley Works                     3,600           144
                                           ----------
                                                  851
                                           ----------
HOUSEHOLD PRODUCTS -- 1.1%
Clorox                            2,900           383
Gillette                         20,500         1,942
National Service Industries       3,000           146
Whirlpool                         5,700           311
                                           ----------
                                                2,782
                                           ----------
INSURANCE -- 4.2%
Aetna                             5,308           543
American General                  9,716           464
American International Group     17,000         2,539
AON                               5,250           272
Chubb                             6,600           441
Cigna                             2,900           515
Conseco                           5,600           207
General Re                        2,400           437
Hartford Financial
   Services Group                 3,100           257
Lincoln National                  2,100           135
Loews                             3,400           340
Marsh and McLennan                7,400           528
MBIA                              1,900           214
MGIC Investment                   5,000           240
Safeco                            2,800           131
St. Paul                          2,827           216
Torchmark                         5,400           385
Transamerica                      1,600           150
Travelers                        21,866         1,379
United Healthcare                 5,100           265
Unum                              6,000           252
USF&G                            13,500           324
                                           ----------
                                               10,234
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   EQUITY INDEX FUND (CONTINUED)

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
LUMBER & WOOD PRODUCTS -- 0.1%
Georgia Pacific                   2,700   $       231
Potlatch                          2,100            95
                                           ----------
                                                  326
                                           ----------
MACHINERY -- 1.7%
Baker Hughes                      1,000            39
Black & Decker                    3,500           130
Briggs & Stratton                 3,800           190
Brunswick                         9,500           297
Case                              3,000           207
Caterpillar                       6,900           741
Crane                             4,650           194
Deere                             7,800           428
Dover                             2,800           172
Eaton                             2,700           236
General Instrument*               5,800           145
Illinois Tool Works               8,200           410
Ingersoll Rand                    2,400           148
Tenneco                           5,000           226
Timken                            5,000           178
Tyco International                5,300           369
                                           ----------
                                                4,110
                                           ----------
MEASURING DEVICES -- 0.5%
Honeywell                         4,400           334
Johnson Controls                  3,000           123
Millipore                         3,400           150
Perkin Elmer                      2,000           159
Tektronix                         3,500           210
Thermo Electron*                  5,100           173
                                           ----------
                                                1,149
                                           ----------
MEDICAL PRODUCTS & SERVICES-- 3.0%
Becton Dickinson                  4,600           233
Beverly Enterprises*             19,600           319
Biomet*                           7,400           138
Boston Scientific*                5,800           356
Cardinal Health                   4,000           229
Columbia/HCA Healthcare          22,850           898
Guidant                           3,000           255
Healthsouth*                     11,000           274
Humana*                          10,800           250
Johnson & Johnson                48,000         3,090
Manor Care                        3,900           127
Medtronic                         8,000           648
Tenet Healthcare*                12,900           381
U.S. Surgical                     6,000           224
                                           ----------
                                                7,422
                                           ----------
METALS & MINING -- 0.9%
Alcan Aluminum                    7,700           267
Aluminum Company of America       5,200           392
Asarco                            3,300           101
Cyprus AMAX Minerals              7,400           181
Freeport-McMoran Copper
   and Gold, Class B              6,000           187
Inco                              7,600           228
Newmont Mining                   10,770           420
Phelps Dodge                      1,600           136
Reynolds Metals                   3,500           249
                                           ----------
                                                2,161
                                           ----------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
MISCELLANEOUS CHEMICAL PRODUCTS-- 0.1%
Raychem                           1,900  $        141
                                           ----------
MISCELLANEOUS CONSUMER SERVICES-- 0.2%
Gallaher Group PLC*               7,600           140
H & R Block                       7,000           226
Service International             5,800           191
                                           ----------
                                                  557
                                           ----------
MISCELLANEOUS MANUFACTURING-- 0.3%
Hasbro                            3,600           102
ITT Industries*                  10,500           270
Mattel                            8,250           279
                                           ----------
                                                  651
                                           ----------
PAPER & PAPER PRODUCTS -- 1.9%
Avery Dennison                    4,600           185
Champion International            2,200           122
International Paper              12,035           584
James River                       3,200           118
Kimberly Clark                   23,704         1,179
Minnesota Mining &
   Manufacturing                 14,600         1,489
Stone Container                   3,800            54
Temple Inland                     2,400           130
Union Camp                        4,750           238
Westvaco                          3,150            99
Weyerhaeuser                      6,006           312
Willamette Industries             1,900           133
                                           ----------
                                                4,643
                                           ----------
PETROLEUM REFINING -- 8.6%
Amerada Hess                      2,100           117
Amoco                            17,500         1,521
Ashland                           4,300           199
Atlantic Richfield               12,000           846
Burlington Resources              2,900           128
Chevron                          23,300         1,723
Enserch                           6,600           147
Exxon                            90,900         5,590
Helmerich and Payne               6,600           380
Mobil                            28,800         2,012
Occidental Petroleum              9,900           248
Oryx Energy*                      8,400           177
Phillips Petroleum                7,200           315
Rowan Companies*                 10,000           282
Royal Dutch Petroleum ADR        76,800         4,176
Santa Fe Energy Resources*        7,300           107
Schlumberger                      8,900         1,113
Sun                               8,200           254
Texaco                            7,800           848
Union Pacific Resources Group     8,629           215
Unocal                            8,900           345
USX Marathon Group                9,500           274
Western Atlas*                    3,000           220
                                           ----------
                                               21,237
                                           ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.8%
Eastman Kodak                    11,300           867
Polaroid                          6,100           339
Xerox                            10,800           852
                                           ----------
                                                2,058
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS


-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
PRECIOUS METALS -- 0.2%
Barrick Gold                     12,000  $        264
Echo Bay Mines                    9,100            51
Placer Dome Group                 5,400            88
                                           ----------
                                                  403
                                           ----------
PRINTING & PUBLISHING -- 1.2%
Deluxe                            2,500            85
Donnelly R.R. & Sons              9,200           337
Dow Jones                         5,600           225
Gannett                           4,800           474
Knight-Ridder                     3,000           147
McGraw-Hill                       2,200           129
Meredith                          6,000           174
New York Times, Class A           3,200           162
Time Warner, Class A             19,800           955
Times Mirror, Class A             3,900           222
Tribune                           3,000           144
                                           ----------
                                                3,054
                                           ----------
PROFESSIONAL SERVICES -- 0.2%
Cognizant                        11,000           446
Dun & Bradstreet                  4,700           123
                                           ----------
                                                  569
                                           ----------
RAILROADS -- 0.8%
Burlington Northern Santa Fe      5,464           491
CSX                               8,200           455
Norfolk Southern                  4,600           463
Union Pacific                     8,300           585
                                           ----------
                                                1,994
                                           ----------
RETAIL -- 5.1%
Albertson's                       8,400           307
American Stores                   3,200           158
Autozone*                        10,000           236
Charming Shoppes*                35,000           183
Circuit City Stores               3,000           107
Costco Companies*                10,900           358
CVS                               6,400           328
Darden Restaurants               11,800           107
Dayton-Hudson                     7,800           415
Dillards, Class A                 9,700           336
Federated Department Stores*      5,700           198
Gap                               9,600           373
Giant Food, Class A               3,900           126
Harcourt General                  2,300           110
Home Depot                       17,066         1,177
J.C. Penney                       8,600           449
K Mart*                          10,000           123
Kroger*                           6,200           180
Limited                           9,500           192
Lowes                             5,500           204
May Department Stores             6,900           326
McDonald's                       24,900         1,203
Mercantile Stores                 2,500           157
Rite Aid                          3,700           185
Sears Roebuck                    13,500           726
TJX Companies                    13,400           353
Toys R Us*                        9,800           343
Wal Mart Stores                  82,600         2,793

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Walgreen                          7,600  $        408
Wendy's International             5,900           153
Winn Dixie Stores                 3,400           127
Woolworth*                        7,500           180
                                           ----------
                                               12,621
                                           ----------
RUBBER & PLASTIC -- 0.5%
Goodyear Tire & Rubber            5,380           341
Reebok International              7,300           341
Rubbermaid                        8,500           253
Tupperware                        5,700           208
                                           ----------
                                                1,143
                                           ----------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.7%
Advanced Micro Devices*           7,500           270
AMP                               6,200           259
Applied Materials*                6,600           467
Intel                            30,100         4,269
LSI Logic*                        4,000           128
Micron Technology                 5,900           236
National Semiconductor*           5,600           172
Texas Instruments                 6,600           555
Thomas & Betts                    5,000           263
                                           ----------
                                                6,619
                                           ----------
SPECIALTY MACHINERY -- 0.1%
Cooper Industries                 2,600           129
                                           ----------
STEEL & STEEL WORKS -- 0.1%
Bethlehem Steel*                  5,900            62
Nucor                             2,000           115
USX U.S. Steel Group              1,900            67
Worthington Industries            4,600            84
                                           ----------
                                                  328
                                           ----------
TELEPHONES & TELECOMMUNICATION-- 6.1%
AT&T                             58,736         2,059
Airtouch Communications*         19,100           523
Alltel                            5,500           184
Ameritech                        21,800         1,481
Bell Atlantic                    17,400         1,320
Bellsouth                        36,100         1,674
GTE                              33,600         1,474
MCI Communications               26,658         1,021
NYNEX                            14,600           841
SBC Telecommunications           33,586         2,078
Sprint                           14,000           737
US West                          17,600           663
Worldcom*                        33,500         1,072
                                           ----------
                                               15,127
                                           ----------
TRUCKING -- 0.1%
Ryder System                      5,000           165
                                           ----------
WHOLESALE -- 0.3%
Genuine Parts                     4,200           142
Ikon Office Solutions            11,600           289
Sysco                             4,100           150
W.W. Grainger                     2,000           156
                                           ----------
                                                  737
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   EQUITY INDEX FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $146,336)                              $244,839
                                           ----------

REPURCHASE AGREEMENTS -- 0.1%
Aubrey  Lanston  5.90%,  dated  06/30/97,  matures  07/01/97,  repurchase  price
   $183,030 (collateralized by U.S. Treasury Note, par value $145,000, 11.875%, 11/15/03; market
   value $188,152)                 $183           183
Swiss Bank
   5.875%,   dated  06/30/97,   matures  07/01/97,   repurchase  price  $183,030
   (collateralized by U.S. Treasury Note, par value $190,000, 5.625%, 11/30/00; market value
   $187,397)                        183           183
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $366)                                       366
                                           ----------
TOTAL INVESTMENTS -- 99.7%
(Cost $146,702)                               245,205
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.3%                                    715
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par value -- 500 million  authorized shares)
   based on 6,456,231 outstanding shares of beneficial interest 139,806 Portfolio Shares -- Class A ($0.001 par value -- 500 million authorized shares)
   based on 120,606 outstanding shares of beneficial interest 4,032
Accumulated Net Realized Gain
   on Investments                               3,579
Net Unrealized Appreciation
   on Investments                              98,503
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $245,920
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $37.39
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $37.37
                                           ==========
* NON INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC -- PUBLIC LIMITED COMPANY
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   CORE EQUITY FUND


   MISCELLANEOUS              7%
   UTILITIES                 12%
   TRANSPORTATION             2%
   RETAIL                     5%
   HEALTHCARE SERVICES        2%
   FINANCE                   13%
   CHEMICALS & DRUGS          7%
   CONSUMER PRODUCTS         10%
   DURABLE GOODS             37%
   ENERGY                     5%

   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 100.1%
AIRCRAFT -- 2.4%
Boeing                          120,000   $     6,367
McDonnell Douglas                35,000         2,397
Textron                          60,000         3,982
                                           ----------
                                               12,746
                                           ----------
APPAREL/TEXTILES -- 0.1%
Burlington Industries*           49,771           597
                                           ----------
AUTOMOTIVE -- 1.6%
Allied Signal                    60,000         5,040
Ford Motor                       91,900         3,469
                                           ----------
                                                8,509
                                           ----------
BEAUTY PRODUCTS -- 0.1%
USA Detergents*                  56,500           579
                                           ----------
BROADCASTING, NEWSPAPERS
   & ADVERTISING -- 0.6%
Emmis Broadcasting*              77,500         3,381
                                           ----------
BUILDING & CONSTRUCTION -- 1.2%
Clayton Homes                   250,000         3,563
Foster Wheeler                   62,500         2,531
                                           ----------
                                                6,094
                                           ----------
CHEMICALS -- 4.4%
Hercules                         20,000           958
IMC Global                      120,000         4,200
Monsanto                         99,000         4,263
Praxair                         128,000         7,168
3COM*                           147,500         6,638
                                           ----------
                                               23,227
                                           ----------

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.2%
Cabletron Systems*               86,000   $     2,435
ITT Industries                   47,500         1,223
Lucent Technologies              51,853         3,737
Motorola                         53,700         4,081
                                           ----------
                                               11,476
                                           ----------
COMPUTERS & SERVICES -- 6.9%
America Online*                  35,000         1,947
Computer Associates
   International                125,000         6,961
International Business
   Machines                     160,000        14,430
Microsoft*                       70,000         8,846
Storage Technology*             100,000         4,450
                                           ----------
                                               36,634
                                           ----------
CONTAINERS & PACKAGING -- 0.4%
Ball                             67,500         2,029
                                           ----------
DRUGS -- 8.6%
Biogen*                         210,000         7,114
Eli Lilly & Co.                 160,900        17,588
General Electric                235,000        15,363
Ivax                            126,900         1,428
Mylan Laboratories              275,200         4,059
                                           ----------
                                               45,552
                                           ----------
ELECTRICAL SERVICES -- 2.0%
FPL Group                        55,000         2,533
Pinnacle West Capital           125,000         3,758
Unicom                          196,500         4,372
                                           ----------
                                               10,663
                                           ----------
ENVIRONMENTAL SERVICES -- 1.5%
Browning Ferris Industries      240,000         7,980
                                           ----------
FINANCIAL SERVICES -- 1.1%
Equity Residential
   Properties Trust             108,000         5,130
Mercury Finance                 330,000           804
                                           ----------
                                                5,934
                                           ----------
FOOD, BEVERAGE & TOBACCO -- 8.0%
Canandaigua Wine, Class A*      195,005         6,630
Chiquita Brands International   460,000         6,325
Nabisco Holdings, Class A       330,000        13,159
Philip Morris                   150,500         6,678
RJR Nabisco Holdings            288,200         9,511
                                           ----------
                                               42,303
                                           ----------
HEALTHCARE SERVICES -- 2.1%
Medpartners*                    525,572        11,365
                                           ----------
HOTELS & LODGING -- 3.5%
Felcor Suite Hotels             110,000         4,098
HFS*                            180,000        10,440
Hilton Hotels                   150,000         3,984
                                           ----------
                                               18,522
                                           ----------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
INSURANCE -- 12.2%
Conseco                         200,000   $     7,400
Equitable                       225,800         7,508
Everest Reinsurance Holdings    287,000        11,372
General Re                       67,500        12,285
Hartford Financial
Services Group                   96,900         8,018
Sunamerica                       75,000         3,656
Travelers                       166,000        10,468
Travelers Property Casualty     100,000         3,988
                                           ----------
                                               64,695
                                           ----------
MACHINERY -- 1.6%
Case                             45,000         3,099
Cummins Engine                   75,000         5,292
                                           ----------
                                                8,391
                                           ----------
MEASURING DEVICES -- 1.0%
Thermo Electron*                150,000         5,100
                                           ----------
MEDICAL PRODUCTS & SERVICES-- 2.7%
Alza*                           189,300         5,478
Human Genome Sciences*           24,700           821
United States Surgical          220,000         8,195
                                           ----------
                                               14,494
                                           ----------
METALS & MINING -- 1.2%
Freeport-McMoran Copper
   and Gold, Class B             75,000         2,334
Potash of Saskatchewan           54,000         4,053
                                           ----------
                                                6,387
                                           ----------
PETROLEUM & FUEL PRODUCTS -- 3.5%
Louisiana Land & Exploration     23,000         1,314
Reading & Bates*                105,000         2,809
Repsol ADR                       85,000         3,607
Tidewater                       114,300         5,029
Triton Energy, Class A*          70,000         3,207
USX Marathon Group               95,000         2,743
                                           ----------
                                               18,709
                                           ----------
PETROLEUM REFINING -- 5.0%
British Petroleum ADR           136,218        10,199
Mobil                           195,000        13,626
Texaco                           27,500         2,991
                                           ----------
                                               26,816
                                           ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.7%
Xerox                            50,000         3,944
                                           ----------
PRINTING & PUBLISHING -- 0.3%
News ADR                        110,000         1,719
                                           ----------
RAILROADS -- 0.8%
CSX                              45,000         2,498
Union Pacific                    25,000         1,763
                                           ----------
                                                4,261
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   CORE EQUITY FUND (CONCLUDED)

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
REAL ESTATE -- 0.2%
Kimco Realty                     37,500   $     1,191
                                           ----------
RESTAURANTS -- 0.9%
Darden Restaurants              410,000         3,716
Lone Star Steakhouse & Saloon*   45,000         1,170
                                           ----------
                                                4,886
                                           ----------
RETAIL -- 5.3%
Albertson's                      75,000         2,738
CML Group                       275,000           498
Corporate Express*              185,000         2,671
General Nutrition*              322,750         9,037
Lowes                            58,400         2,168
Pep Boys - Manny,
   Moe & Jack                   185,000         6,302
Saks Holdings*                   60,000         1,500
Staples*                        137,600         3,199
                                           ----------
                                               28,113
                                           ----------
RUBBER & PLASTIC -- 1.4%
Goodyear Tire & Rubber          120,000         7,598
                                           ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.7%
Intel                            77,500        10,990
VLSI Technology*                135,000         3,189
                                           ----------
                                               14,179
                                           ----------
STEEL & STEEL WORKS -- 0.3%
USX U.S. Steel Group             45,000         1,578
                                           ----------
TELEPHONES &
   TELECOMMUNICATION -- 12.8%
Airtouch Communications*        860,000        23,543
Bellsouth                        76,000         3,525
Mcleod, Class A*                185,000         6,244
Qualcomm*                       170,000         8,649
Qwest Communications Int'l*      70,700         1,927
Worldcom*                       754,600        24,147
                                           ----------
                                               68,035
                                           ----------
WATER TREATMENT -- 0.8%
U.S. Filter*                    150,000         4,088
                                           ----------
TOTAL COMMON STOCKS
(Cost $420,376)                               531,775
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.1%
Aubrey Lanston 5.90%, dated 06/30/97, matures 07/01/97, repurchase price $66,011
   (collateralized by U.S. Treasury Note, par value $50,000, 11.875%,
   11/15/03; market value $67,320)  $66          $ 66
Sanwa Bank
   5.85%, dated 06/30/97, matures
   07/01/97, repurchase price $66,011
   (collateralized by U.S. Treasury Note,
    par value $65,000, 6.625%, 06/30/01;
   market value $67,320)             66            66
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $132)                                       132
                                           ----------
TOTAL INVESTMENTS -- 100.2%
(Cost $420,508)                               531,907
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.2%)                                 (849)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par value -- 50 million authorized) based on
   24,395,839 outstanding shares 363,289
Portfolio Shares -- Class A ($0.001 par value -- 50 million authorized) based on
   759,395 outstanding shares 10,067
Accumulated Net Realized Gain
   on Investments                              46,302
Net Unrealized Appreciation
   on Investments                             111,399
Undistributed Net Investment Income                 1
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $531,058
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $21.11
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $21.13
                                           ==========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS



   GROWTH EQUITY FUND

   MISCELLANEOUS                3%
   UTILITIES                    1%
   RETAIL                      11%
   FINANCE                     14%
   ENERGY                       5%
   CASH EQUIVALENTS             5%
   CHEMICAL & DRUGS            15%
   CONSUMER PRODUCTS            8%
   DURABLE GOODS               39%

   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 98.4%
AIRCRAFT -- 2.0%
Allied Signal                    20,000   $     1,680
Boeing                           26,000         1,380
                                           ----------
                                                3,060
                                           ----------
BANKS -- 6.9%
Barnett Banks of Florida         50,000         2,625
Citicorp                         24,643         2,971
J.P. Morgan                      28,000         2,922
Norwest                          35,000         1,969
                                           ----------
                                               10,487
                                           ----------
BEAUTY PRODUCTS -- 2.4%
Colgate Palmolive                56,000         3,654
                                           ----------
CHEMICALS -- 1.9%
Monsanto                         66,600         2,868
                                           ----------
COMMUNICATIONS EQUIPMENT -- 4.0%
Cisco Systems*                   43,900         2,947
Motorola                         41,600         3,162
                                           ----------
                                                6,109
                                           ----------
COMPUTERS, SOFTWARE & SERVICES-- 13.6%
Compaq Computer*                 32,000         3,176
Computer Associates
   International                 53,926         3,003
Microsoft*                       25,032         3,163
Oracle Systems*                  81,124         4,087
Parametric Technology*           56,200         2,392
Paychex                          36,787         1,398
Peoplesoft*                      66,000         3,481
                                           ----------
                                               20,700
                                           ----------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
DRUGS -- 9.0%
Johnson & Johnson                49,000   $     3,154
Merck                            15,900         1,646
Schering Plough                  40,000         1,915
SmithKline Beecham ADR           38,550         3,532
Warner Lambert                   28,000         3,479
                                           ----------
                                               13,726
                                           ----------
ELECTRICAL EQUIPMENT -- 5.4%
General Electric                 47,178         3,084
Illinois Tool Works              70,000         3,496
Westinghouse Electric            70,400         1,628
                                           ----------
                                                8,208
                                           ----------
ENTERTAINMENT -- 1.8%
Walt Disney                      34,300         2,753
                                           ----------
FINANCIAL SERVICES -- 4.0%
FHLMC                            85,000         2,922
FNMA                             74,656         3,257
                                           ----------
                                                6,179
                                           ----------
FOOD, BEVERAGE & TOBACCO -- 4.3%
Coca Cola                        25,600         1,786
ConAgra                          25,000         1,603
Hershey Foods                    30,000         1,659
Sara Lee                         38,500         1,603
                                           ----------
                                                6,651
                                           ----------
HEALTHCARE SERVICES -- 2.3%
Health Management  Associates*  124,025         3,535
                                           ----------
HOUSEHOLD PRODUCTS -- 3.7%
Gillette                         34,800         3,297
Sunbeam Oster                    62,100         2,344
                                           ----------
                                                5,641
                                           ----------
INSURANCE -- 2.9%
American International Group     18,400         2,748
Oxford Health Plan*              22,300         1,600
                                           ----------
                                                4,348
                                           ----------
MEASURING DEVICES -- 1.0%
Honeywell                        21,000         1,593
                                           ----------
MEDICAL INFORMATION SYSTEMS -- 2.2%
HBO                              48,000         3,306
                                           ----------
MEDICAL PRODUCTS & SERVICES-- 3.6%
Acuson*                         112,000         2,576
Cardinal Health                  51,600         2,954
                                           ----------
                                                5,530
                                           ----------
PETROLEUM REFINING -- 4.7%
Baker Hughes                     38,000         1,470
Halliburton                      48,000         3,804
Schlumberger                     15,100         1,887
                                           ----------
                                                7,161
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   GROWTH EQUITY FUND (CONCLUDED)

-------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
-------------------------------------------------------
RETAIL -- 10.8%
Costco*                          45,000   $     1,479
Dayton-Hudson                    72,000         3,829
Gap                              90,000         3,499
Home Depot                       56,000         3,861
Walgreen                         70,000         3,754
                                           ----------
                                               16,422
                                           ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.6%
Intel                            27,400         3,886
Linear Technology                30,000         1,553
                                           ----------
                                                5,439
                                           ----------
TELEPHONES & TELECOMMUNICATION -- 8.3%
Brooks Fiber Properties*         97,400         3,287
LCI International*              126,834         2,774
McLeod, Class A*                 82,000         2,768
Qualcomm*                        49,900         2,539
Worldcom*                        38,137         1,220
                                           ----------
                                               12,588
                                           ----------
TOTAL COMMON STOCKS
(Cost $104,982)                               149,958
                                           ----------

REPURCHASE AGREEMENTS -- 4.0%
Aubrey Lanston
   5.90%, dated 06/30/97, matures
   07/01/97, repurchase price
   $2,048,336 (collateralized by U.S.
   Treasury Note, par value $1,610,000,
   11.875%, 11/15/03;
   market value $2,089,136)      $2,048         2,048
Hong Kong Shanghai Bank 5.80%,  dated  06/30/97,  matures  07/01/97,  repurchase price $2,048,330 (collateralized by U.S. Treasury Note, par value $1,990,000, 7.25%, 05/15/04;
   market value $2,100,843)       2,048         2,048
Sanwa Bank
   5.85%,  dated  06/30/97,   matures  07/01/97,   repurchase  price  $2,048,333
   (collateralized  by  U.S.  Treasury  Note,  par  value  $2,070,000,   6.625%,
   06/30/01;
   market value $2,094,840)       2,048         2,048
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,144)                                   6,144
                                           ----------
TOTAL INVESTMENTS -- 102.4%
(Cost $111,126)                               156,102
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (2.4%)                               (3,709)
                                           ----------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par value -- 100 million  authorized)  based on 9,573,636 outstanding shares $ 97,352
Portfolio Shares -- Class A ($0.001
   par value -- 100 million authorized)
   based on 304,852 outstanding shares          3,280
Accumulated Net Realized Gain
   on Investments                               6,786
Net Unrealized Appreciation
   on Investments                              44,976
Distributions in Excess of Net
   Investment Income                               (1)
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $152,393
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $15.43
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $15.39
                                           ==========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS



   SPECIAL EQUITY FUND


   MISCELLANEOUS                13%
   UTILITIES                     3%
   REAL ESTATE                   3%
   FINANCE                       9%
   ENERGY                        2%
   BUILDING & CONSTRUCTION       3%
   CASH EQUIVALENTS              1%
   CHEMICAL & DRUGS             13%
   CONSUMER PRODUCTS             9%
   DURABLE GOODS                44%


   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 99.3%
AIRCRAFT -- 0.7%
McDonnell Douglas                 7,500    $      514
                                           ----------
APPAREL/TEXTILES -- 2.1%
Burlington Industries*            5,117            61
Fieldcrest Cannon*               17,400           331
Haggar                           20,000           255
Mothers Work*                    17,500           127
Oneita Industries*               55,000            22
Oxford Industries                20,000           567
Quaker Fabric*                   11,900           196
                                           ----------
                                                1,559
                                           ----------
AUTOMOTIVE -- 0.4%
Earl Scheib*                      4,900            30
Ford Motor                        5,000           189
Walbro                            3,000            61
                                           ----------
                                                  280
                                           ----------
BUILDING & CONSTRUCTION -- 1.3%
Cavalier Homes                   20,483           205
Jacobs Engineering Group*        29,500           793
                                           ----------
                                                  998
                                           ----------
CHEMICALS -- 2.2%
Kinark*                          57,500           194
Royal Group Technologies Ltd*    27,500           729
                                           ----------
                                                1,733
                                           ----------
COMMUNICATIONS EQUIPMENT -- 3.6%
Ciena*                           10,700           504
ITT Industries                    5,000           129
Scientific-Atlanta               31,000           678
VDI Media*                      120,000         1,350
                                           ----------
                                                2,661
                                           ----------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMPUTERS & SERVICES -- 4.9%
America Online*                   8,000    $      445
Apex PC Solutions Inc*           36,000           711
Computer Associates
   International                  7,000           390
Gametek*                         10,000            11
International Business
   Machines                      11,000           992
Mizar*                           18,200            66
Mylex*                           75,000           712
Pace Health
   Management Systems*           43,500            98
Video Lotteries Technologies*    34,200           205
                                           ----------
                                                3,630
                                           ----------
CONTAINERS & PACKAGING -- 1.2%
Ball                             20,000           601
Cronos Group*                    31,400           216
Silgan Holdings*                  1,000            39
                                           ----------
                                                  856
                                           ----------
DRUGS -- 11.3%
Anesta*                          45,200           859
Aphton*                          52,500           774
Biogen*                           6,500           220
ChiRex*                          62,000           736
Collagenex Pharmaceuticals*      46,300           556
Flamel Technologies ADR*         97,700           446
Guilford Pharmaceuticals*        40,500           982
Hybridon*                        22,500           112
Ilex Oncology*                   31,500           500
Isis Pharmaceutical*             27,300           398
Medpartners*                     45,000           973
Pharmaceutical Resources*       105,000           289
Roberts Pharmaceuticals*         12,500           140
Scios Nova*                     218,200         1,391
                                           ----------
                                                8,376
                                           ----------
ELECTRICAL EQUIPMENT -- 1.2%
Magnetek*                        54,000           898
                                           ----------
ELECTRONICS -- 4.0%
Kuhlman                          50,000         1,612
Lam Research*                    12,700           471
Smartflex Systems*                2,300            22
Teradyne*                        23,000           903
                                           ----------
                                                3,008
                                           ----------
ENERGY & POWER -- 0.3%
Comfort Systems USA Inc*         14,500           227
                                           ----------
ENTERTAINMENT -- 1.0%
Boomtown*                         5,700            51
Cinergi Pictures Entertainment*  14,300            18
Meridian Sports*                 17,300            22
Mikohn Gaming*                  110,000           481
Sports Club*                     38,000           204
                                           ----------
                                                  776
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   SPECIAL EQUITY FUND (CONTINUED)

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.5%
Harding Lawson
   Associates Group*             40,300    $      281
Philip Services*                 52,500           833
                                           ----------
                                                1,114
                                           ----------
FINANCIAL SERVICES -- 3.6%
Aames Financial                  46,500           860
Arm Financial Group*              4,500            90
Delta Financial*                 34,700           664
Mercury Finance                  75,000           183
Prentiss Properties Trust        34,000           871
                                           ----------
                                                2,668
                                           ----------
FOOD, BEVERAGE & TOBACCO -- 2.9%
General Nutrition*               36,700         1,028
Philip Morris                    10,300           457
RJR Nabisco Holdings             20,200           667
Rymer Foods*                     60,100             3
                                           ----------
                                                2,155
                                           ----------
HOTELS & LODGING -- 3.3%
HFS*                             18,500         1,073
John Q. Hammons Hotels*           9,600            89
Prime Hospitality*               64,500         1,274
U.S. Franchise Systems, Class A*  4,500            44
                                           ----------
                                                2,480
                                           ----------
HOUSEHOLD FURNISHINGS -- 0.6%
Winsloew Furniture*              44,180           483
                                           ----------
INSURANCE -- 5.7%
Conseco                          18,000           666
Everest Reinsurance Holdings     32,300         1,280
Gryphon Holdings*                36,700           560
Sunamerica                        7,500           366
Travelers                         9,501           599
Travelers Property Casualty      18,100           722
                                           ----------
                                                4,193
                                           ----------
MACHINERY -- 3.4%
Case                             12,500           861
Cummins Engine                   17,000         1,200
First Aviation*                  45,000           439
                                           ----------
                                                2,500
                                           ----------
MEASURING DEVICES -- 0.9%
Rofin-Sinar Technologies*        36,000           688
                                           ----------
MEDICAL PRODUCTS & SERVICES-- 5.7%
Acme United*                    129,200           791
American Retirement*             23,000           408
Coast Dental Services*            4,500            69
Emeritus*                        27,000           398
Harborside Healthcare*           18,000           256
Innovasive Devices*               9,000           106
Metra Biosystems*                 6,800            33
Molecular Dynamics*               1,400            20
Possis Medical*                  22,600           381
Quest Medical*                    9,000            82

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Resound*                         47,400     $     267
Spectranetics*                   27,000            86
United States Surgical           22,500           838
Urologix*                        26,500           450
Value Health*                     5,400           109
                                           ----------
                                                4,294
                                           ----------
METALS & MINING -- 1.6%
Potash of Saskatchewan            4,300           323
UCAR International*              18,500           846
                                           ----------
                                                1,169
                                           ----------
MISCELLANEOUS BUSINESS SERVICES-- 0.5%
Mecon*                           62,000           194
RMH Teleservices*                27,500           206
                                           ----------
                                                  400
                                           ----------
MISCELLANEOUS MANUFACTURING-- 1.4%
Foster Wheeler                   20,000           810
RMI Titanium*                    35,000           954
                                           ----------
                                                1,764
                                           ----------
PETROLEUM & FUEL PRODUCTS -- 3.3%
Cairn Energy USA*                63,200           829
Callon Petroleum*                 9,000           144
Shaw Group*                      35,000           569
Tidewater                        20,000           880
                                           ----------
                                                2,422
                                           ----------
PETROLEUM REFINING -- 0.7%
USX-U.S. Steel Group             14,000           491
                                           ----------
RAILROADS -- 0.7%
Union Pacific                     7,000           493
                                           ----------
REAL ESTATE -- 2.1%
Agree Realty                      9,400           193
Liberty Property Trust           25,800           642
Pacific Gulf Properties          31,400           691
                                           ----------
                                                1,526
                                           ----------
RESTAURANTS/FOOD SERVICES -- 1.5%
Darden Restaurants               50,000           453
Uno Restaurant*                  90,000           636
Vie de France*                   21,000            28
                                           ----------
                                                1,117
                                           ----------
RETAIL -- 4.4%
Bon-Ton Stores*                  46,300           370
Chicos*                           4,500            24
Corporate Express*               42,500           614
CML Group                        92,200           167
Cross-Continent Auto Retailers*  65,000           687
Drug Emporium*                   92,100           472
Hot Topic*                        4,400            99
Microage*                        40,000           735
Sportmart*                       14,400            54
Sportmart, Class A*              14,400            40
Strouds*                         19,000            33
                                           ----------
                                                3,295
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
RUBBER & PLASTIC -- 0.8%
Goodyear Tire & Rubber            4,000     $     253
O'Sullivan                       45,000           377
                                           ----------
                                                  630
                                           ----------
SEMI-CONDUCTORS/INSTRUMENTS-- 3.2%
Ess Technology*                   4,600            62
Intel                             9,000         1,276
VLSI Technology*                 45,000         1,063
                                           ----------
                                                2,401
                                           ----------
SPECIALTY CONSTRUCTION -- 1.0%
Oakwood Homes                    30,000           720
                                           ----------
STEEL & STEEL WORKS -- 1.1%
Texas Industries                 32,000           850
                                           ----------
TECHNOLOGY, SERVICES -- 0.8%
Cabletron Systems*               20,000           566
                                           ----------
TELEPHONES & TELECOMMUNICATION -- 13.0%
Aerial Communications*           92,000           782
Airtouch Communications*         41,500         1,136
Amnex*                          171,500           418
Clearnet, Class A*               40,000           485
Intermedia Communications
   of Florida*                   25,000           809
Lucent Technologies              16,500         1,189
Mcleod, Class A*                 25,000           844
Metrocall*                       25,000           112
Qualcomm*                        15,500           789
Qwest Communications Int'l*      19,100           520
Rural Cellular*                  92,000           949
Smartalk Teleservices*           65,000         1,008
Viatel*                          90,000           608
                                           ----------
                                                9,649
                                           ----------
TESTING LABORATORIES -- 0.5%
Genome Therapeutics*             45,000           388
                                           ----------
WATER TREATMENT -- 0.9%
U.S. Filter*                     25,000           681
                                           ----------
TOTAL COMMON STOCKS
(Cost $67,323)                                 73,843
                                           ----------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
REPURCHASE AGREEMENT -- 1.2%
Sanwa Bank
   5.85%,   dated  06/30/97,   matures   07/01/97,   repurchase  price  $870,141
   (collateralized by U.S. Treasury Note, par value $880,000, 6.625%, 06/30/01;
   market value $890,560)          $870    $      870
                                           ----------
TOTAL REPURCHASE AGREEMENT
(Cost $870)                                       870
                                           ----------
TOTAL INVESTMENTS -- 100.5%
(Cost $68,193)                                 74,713
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.5%)                                 (386)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 1 billion authorized)
   based on 6,386,101 outstanding shares       62,238
Portfolio Shares -- Class A ($0.001
   par value -- 1 billion authorized)
   based on 208,665 outstanding shares          2,199
Accumulated Net Realized Gain
   on Investments                               3,428
Net Unrealized Appreciation
   on Investments                               6,520
Distributions in Excess of Net
   Investment Income                              (58)
                                           ----------
TOTAL NET ASSETS -- 100.0%                    $74,327
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $11.27
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $11.25
                                           ==========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997


   INTERNATIONAL GROWTH FUND

   UNITED KINGDOM           18%
   SMALLER MARKETS           9%
   OTHER PACIFIC RIM        16%
   CASH EQUIVALENTS          4%
   EUROPE                   35%
   JAPAN                    18%


   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
FOREIGN STOCKS -- 94.5%
ARGENTINA -- 0.9%
Banco Frances ADR                 4,025   $       131
Irsa GDR                          1,440            63
Perez Companc                    83,643           668
Telefonica Argentina ADR         18,500           641
                                           ----------
                                                1,503
                                           ----------
AUSTRALIA -- 1.5%
AGl                              80,000           471
Lend Lease                       25,000           528
National Australia Bank          44,500           637
QBE Insurance                   150,000           906
                                           ----------
                                                2,542
                                           ----------
AUSTRIA -- 0.9%
VA Technologie                    7,800         1,428
                                           ----------
BELGIUM -- 0.8%
Generale Banque                   3,500         1,347
                                           ----------
BRAZIL -- 1.9%
Centrais Electricas GDR*            750           105
Companhia Brasileira de
   Distribuicao Grupo de
   Acucar ADR                     4,400           100
Electrobras ADR                  38,500         1,076
Telebras ADR                     11,970         1,816
                                           ----------
                                                3,097
                                           ----------
CHILE -- 0.7%
Compania de Telecom de
   Chile ADR                     32,000         1,056
Santa Isabel ADR                  2,100            68
                                           ----------
                                                1,124
                                           ----------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
DENMARK -- 1.7%
Coloplast, Series B               3,100   $       207
Danske Traelast                   2,430           222
Novo-Nordisk, Class B            20,000         2,180
Sydbank                           4,824           220
                                           ----------
                                                2,829
                                           ----------
FINLAND -- 0.4%
Amer Group                       20,000           360
Nokia AB, Series A                3,080           230
                                           ----------
                                                  590
                                           ----------
FRANCE -- 7.8%
Air Liquide                      11,450         1,816
Alcatel Alsthom                   2,500           313
AXA                              28,595         1,777
Cie Financiere de Paribas,
   Class A                        3,865           267
Cie Generale des Eaux             9,248         1,184
Cie Generale des Eaux Warrants    2,000             1
Hermes International                540            50
Michelin `B'                     27,900         1,674
Penauille Polyservices            1,000           226
Rhone Poulenc                    44,000         1,796
Schneider                        32,900         1,750
SGS-Thomson Microelectronics*     2,265           179
Societe Nationale Elf Aquitaine  15,166         1,635
Valeo                             3,000           186
                                           ----------
                                               12,854
                                           ----------
GERMANY -- 9.0%
Bayer                             2,500            96
BMW                               1,950         1,607
Deutsche Bank AG                 34,100         2,002
Eurobike                          7,000           197
Fried Krupp                         665           131
Hoechst                          47,402         2,008
Leica Camera                      5,525           136
Mannesmann                        5,700         2,545
Puma                              5,500           169
SGL Carbon                       10,100         1,379
Veba                             40,749         2,301
Volkswagen                        2,800         2,122
Wella                               450           304
                                           ----------
                                               14,997
                                           ----------
HONG KONG -- 6.7%
Amoy Properties                 635,000           701
Cheung Kong Holdings            159,000         1,570
China Light & Power             140,000           793
China Overseas Land &
   Investment                   950,000           766
Citic Pacific                   100,000           625
First Pacific                   502,000           642
Giordano                        650,000           445
HSBC Holdings                    50,481         1,518
Hutchison Whampoa               161,000         1,392
New World Development           182,000         1,085
Swire Pacific, Series A          79,500           716
Swire Pacific, Series B         550,000           834
                                           ----------
                                               11,087
                                           ----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
HUNGARY -- 0.1%
Pannoplast RT                     3,200  $        161
                                           ----------
INDIA -- 1.9%
Himilayan Fund*                  75,918         1,146
Icici GDR*                       60,000           840
Indian Opportunities Fund*       41,981           410
Videsh Sanchar Nigam GDR*        35,000           726
                                           ----------
                                                3,122
                                           ----------
INDONESIA -- 2.4%
Bank Bali "F"                   300,000           802
Bank International
   Indonesia "F"              1,100,000           950
Indosat "F"                     275,000           823
Telekomunikasi "F"              850,000         1,390
                                           ----------
                                                3,965
                                           ----------
ISRAEL -- 0.6%
Near East Opportunity Fund*      59,000           878
Tadarin Limited*                  4,032           113
                                           ----------
                                                  991
                                           ----------
ITALY -- 1.8%
Banca Popolare
   Commercio e Industria         19,650           237
Bulgari                          46,000           262
ENI SPA                         255,967         1,447
Fila ADR                          3,500           117
Finanziaria Autogrill*          188,250           315
Gucci Group ADR                   2,400           155
Industrie Natuzzi Spa ADR        17,500           448
                                           ----------
                                                2,981
                                           ----------
JAPAN -- 17.3%
77th Bank                        33,000           320
Canon                            79,000         2,152
DDI                                 145         1,071
Eiden Sakakiya                   30,000           251
Hitachi                         115,000         1,285
Honda Motor                      25,000           753
Hoya                              8,000           356
Ito Yokado                       24,000         1,393
Kamigumi                         95,000           535
Kao                              21,000           291
Kyocera                          13,000         1,033
Mabuchi Motor                     8,000           464
Marui Company                    39,000           725
Mitsubishi Heavy Industries     171,000         1,312
Mitsui Fudosan                   66,000           910
Nippon Express                   80,000           639
Nitto Denko                      32,000           623
Nomura Securities                56,000           772
Riso Kagaku Corporation           5,100           419
Rohm Company                     24,000         2,472
Secom                            16,000         1,175
Shimachu                         17,000           511
Shin-Etsu Chemical               56,000         1,486
Sony Corporation                 24,000         2,093
Sumitomo Electric                75,000         1,257
Suzuki Motor                     24,000           304

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Taisho Pharmaceutical            25,000  $        674
Tokio Marine & Fire Insurance    63,000           825
Toyota Motor                     51,000         1,505
Yamanouchi Pharmaceutical        38,000         1,022
                                           ----------
                                               28,628
                                           ----------
MALAYSIA -- 1.1%
AMMB Holdings                   117,000           728
AMMB Holdings Rights*           100,000            36
AMMB Holdings Warrants*          10,000            13
Edaran Otomobil                  63,000           537
Malaysian Oxygen                100,000           507
                                           ----------
                                                1,821
                                           ----------
MEXICO -- 1.9%
Cifra SA, Series B              550,000         1,011
Corporacion Industrial Alfa      61,945           423
Empresas ICA Sociedad            18,300           294
Grupo Corvi UBL*                120,000            70
Grupo Financiero Banamex        355,000           930
Grupo Modelo, Series C            9,000            62
Grupo Radio Centro ADR            3,300            39
Grupo Televisa GDR                4,000           122
Industrias CH, Series B*         30,000           123
                                           ----------
                                                3,074
                                           ----------
NETHERLANDS -- 3.0%
Gucci Group NV                    1,400            90
ING Groep                        51,305         2,364
Phillips Electronics NV          30,000         2,148
Vendex International              4,000           219
Wolters Kluwer                      800            97
                                           ----------
                                                4,918
                                           ----------
NORWAY -- 0.2%
Tomra Systems                    13,500           276
                                           ----------
PERU -- 0.0%
Credicorp                         4,230            93
                                           ----------
PHILIPPINES -- 1.5%
Ayala Land, Series B            800,000           736
Belle*                        4,000,000         1,169
Philippine Long Distance
   Telephone ADR                 10,000           643
                                           ----------
                                                2,548
                                           ----------
SINGAPORE -- 0.5%
Development Bank of Singapore    74,000           932
                                           ----------
SOUTH KOREA -- 0.4%
Korea Electric Power ADR         35,000           654
Samsung Electronics               2,463            67
                                           ----------
                                                  721
                                           ----------
SPAIN -- 2.5%
Banco de Santander               71,400         2,200
Corp Financiera Reunida          75,000           316
Telefonica de Espana             55,000         1,590
                                           ----------
                                                4,106
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   INTERNATIONAL GROWTH FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
SWEDEN -- 1.6%
ABB AB, Class A                 134,200   $     1,882
Ericsson Telephone ADR            8,360           329
SSAB A                           20,000           408
                                           ----------
                                                2,619
                                           ----------
SWITZERLAND -- 5.3%
Ciba Speciality Chemicals*          557            51
Credit Suisse Group              18,000         2,311
Disetronic                          130           263
Novartis AG                       2,217         3,542
Oerlikon-Buehrle                    790            92
Roche                               276         2,495
                                           ----------
                                                8,754
                                           ----------
TAIWAN -- 0.3%
Standard Foods Taiwan GDR*       50,000           479
                                           ----------
THAILAND -- 0.6%
Ruam Pattan Fund II           1,281,000           386
Siam Cement "F"                  16,000           277
Siam Commercial Bank            100,000           410
                                           ----------
                                                1,073
                                           ----------
UNITED KINGDOM -- 18.3%
3i Group                         35,130           292
Barclays Bank                    14,425           286
Brit-Borneo Petroleum
   Syndicate                     14,250           336
British Aerospace                14,475           322
British Petroleum                24,320           302
British Sky Broadcasting         30,420           223
British Telecommunications      157,000         1,166
Cable & Wireless                 85,000           782
General Electric                158,000           944
GKN                              74,500         1,283
Glaxo Wellcome                   67,000         1,383
Granada Group                    74,750           983
JJB Sports                       34,200           280
Ladbroke                        374,430         1,465
Lasmo                           240,318         1,038
Logica                           21,300           246
Manchester United                28,850           292
Marks & Spencer                 164,000         1,360
McKechnie                        76,500           538
National Power                   33,420           290
National Westminster Bank        60,000           807
Next                             24,500           277
NFC                             333,000           723
Norwich Union PLC                27,200           145
Prudential                       28,100           272
Railtrack Group                  28,090           292
Reckitt & Coleman               102,500         1,528
Rentokil Group                   79,000           276
Royal Bank of Scotland          149,000         1,388
Safeway                         158,144           915
Scottish Power                  187,000         1,217
Shell Transportation
    & Trading                   235,500         1,605
SmithKline Beecham Units         15,100           278
SmithKline Beecham, Series A      2,190            40

-------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
-------------------------------------------------------
Smiths Industries                86,782   $     1,112
Standard Chartered Bank          17,840           272
Tesco                            47,900           295
TSB Lloyds Group                170,500         1,748
Unilever                         57,200         1,639
Wassall                         119,625           615
Wolseley                         98,000           764
Zeneca Group                      9,600           317
                                           ----------
                                               30,336
                                           ----------
VENEZUELA -- 0.9%
Cia Anonima Telecom ADR*         33,000         1,423
                                           ----------
TOTAL FOREIGN STOCKS
(Cost $128,125)                               156,419
                                           ----------

FOREIGN PREFERRED STOCKS -- 1.2%
AUSTRALIA -- 0.5%
Newscorp                            220           867
                                           ----------
BRAZIL -- 0.6%
Petroleo Brasileira ADR          35,000         1,015
                                           ----------
GERMANY -- 0.1%
Fresnius                            888           202
                                           ----------
TOTAL FOREIGN PREFERRED STOCKS
(Cost $1,908)                                   2,084
                                           ----------

CONVERTIBLE BONDS -- 0.9%
JAPAN -- 0.9%
Mitsubishi Bank
   3.000%, 11/30/02           $     900           984
Namco
   4.700%, 09/30/98              35,000           434
                                           ----------
                                                1,418
                                           ----------
MALAYSIA -- 0.0%
AMMB
   5.000%, 05/13/02                 100            34
                                           ----------
TOTAL CONVERTIBLE BONDS
(Cost $1,406)                                   1,452
                                           ----------

DEMAND DEPOSIT -- 3.9%
Morgan Stanley
   4.350%, 07/01/97               6,500         6,500
                                           ----------
TOTAL DEMAND DEPOSIT
(Cost $6,500)                                   6,500
                                           ----------
TOTAL INVESTMENTS -- 100.5%
(Cost $137,939)                               166,455
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.5%)                                 (907)
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($.001 par
   value -- 25 million authorized)
   based on 11,084,932 outstanding shares    $130,725
Portfolio Shares -- Class A ($.001 par
   value -- 25 million authorized) based
   on 165,406 outstanding shares                2,133
Accumulated net realized gain
   on investments                               3,773
Net unrealized depreciation on
   forward foreign currency contracts,
   foreign currency and translation of
   other assets and liabilities in
   foreign currency                                (3)
Net unrealized appreciation
   on investments                              28,516
Accumulated net investment income                 404
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $165,548
                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $14.72
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS A                        $14.70
                                           ==========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPTS
"F" -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPTS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   BALANCED FUND

   U.S. TREASURY OBLIGATIONS          18%
   U.S. GOVERNMENT BACKED BONDS        5%
   U.S. AGENCY BACKED BONDS            5%
   CORPORATE BONDS                     7%
   CASH EQUIVALENTS                    6%
   COMMON STOCK                       59%


   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 59.2%
AIRCRAFT -- 0.8%
Boeing                           18,400   $       976
                                           ----------
BANKS -- 1.9%
Citicorp                         10,000         1,206
J.P. Morgan                      10,000         1,044
                                           ----------
                                                2,250
                                           ----------
BEAUTY PRODUCTS -- 1.8%
Colgate Palmolive                21,800         1,422
Procter & Gamble                  5,000           706
                                           ----------
                                                2,128
                                           ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
Comcast, Class A                 50,000         1,069
TCI Satellite Entertainment*      4,300            34
                                           ----------
                                                1,103
                                           ----------
CHEMICALS -- 0.8%
Monsanto                         21,750           937
                                           ----------
COMMUNICATIONS EQUIPMENT -- 3.2%
Cisco Systems*                   19,600         1,316
Motorola                         17,000         1,292
Qualcomm*                        23,500         1,196
                                           ----------
                                                3,804
                                           ----------
COMPUTERS, SOFTWARE & SERVICES-- 5.9%
Compaq Computer*                 13,000         1,290
Computer Associates
   International                 24,000         1,337
Microsoft*                       11,000         1,390
Oracle Systems*                  29,000         1,461
Peoplesoft*                      28,000         1,477
                                           ----------
                                                6,955
                                           ----------
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPTS
"F" -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPTS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   BALANCED FUND (CONTINUED)

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
DRUGS -- 7.2%
Amgen*                           20,000   $     1,162
Bristol-Myers Squibb             12,000           972
Genzyme*                         30,000           833
Glaxo ADR                        29,400         1,229
Merck                             7,000           725
Schering Plough                  20,000           958
SmithKline Beecham ADR           11,800         1,081
Warner Lambert                   12,000         1,491
                                           ----------
                                                8,451
                                           ----------
ELECTRICAL EQUIPMENT -- 2.9%
Emerson Electric                 17,300           953
General Electric                 20,200         1,321
Westinghouse Electric            47,000         1,087
                                           ----------
                                                3,361
                                           ----------
ENTERTAINMENT -- 0.6%
Walt Disney                       8,500           682
                                           ----------
FINANCIAL SERVICES -- 2.2%
FHLMC                            41,000         1,409
FNMA                             28,000         1,222
                                           ----------
                                                2,631
                                           ----------
FOOD, BEVERAGE & TOBACCO -- 1.8%
Coca Cola                        13,400           935
Philip Morris                    13,500           599
Sara Lee                         15,000           624
                                           ----------
                                                2,158
                                           ----------
HEALTHCARE SERVICES -- 3.3%
HBO                              19,500         1,343
Health Management Associates*    52,299         1,491
Oxford Health Plan*              15,000         1,076
                                           ----------
                                                3,910
                                           ----------
HOUSEHOLD PRODUCTS -- 1.7%
Gillette                         13,800         1,308
Sunbeam Oster                    19,000           717
                                           ----------
                                                2,025
                                           ----------
INSURANCE -- 1.8%
American International Group      8,000         1,195
General Re                        5,000           910
                                           ----------
                                                2,105
                                           ----------
MACHINERY -- 1.7%
Caterpillar                       9,500         1,020
Deere                            17,500           960
                                           ----------
                                                1,980
                                           ----------
MEASURING DEVICES -- 1.1%
Honeywell                        17,000         1,290
                                           ----------
MEDICAL PRODUCTS & SERVICES-- 3.3%
Acuson*                          35,000           805
Boston Scientific*               15,000           922
Cardinal Health                  22,850         1,308
Johnson & Johnson                13,200           850
                                           ----------
                                                3,885
                                           ----------

-------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
-------------------------------------------------------
METALS & MINING -- 0.8%
Aluminum Company of America      12,700   $       957
                                           ----------
PETROLEUM REFINING -- 6.4%
Amoco                            12,400         1,078
Atlantic Richfield               12,000           846
Chevron                          17,100         1,264
Exxon                            19,500         1,199
Mobil                            16,200         1,132
Schlumberger                      7,700           963
Texaco                           10,000         1,088
                                           ----------
                                                7,570
                                           ----------
RETAIL -- 3.9%
Costco*                          30,000           986
Dayton-Hudson                    27,000         1,436
Gap                              30,000         1,166
Home Depot                       15,000         1,034
                                           ----------
                                                4,622
                                           ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.9%
Intel                             7,500         1,064
                                           ----------
TECHNOLOGY, SERVICES -- 0.7%
Paychex                          21,000           798
                                           ----------
TELEPHONES & TELECOMMUNICATION-- 3.5%
Alltel                           30,000         1,003
LCI International*               48,000         1,050
McLeod, Class A*                 24,000           810
Worldcom*                        39,900         1,277
                                           ----------
                                                4,140
                                           ----------
TOTAL COMMON STOCKS
(Cost $50,338)                                 69,782
                                           ----------
U.S. TREASURY OBLIGATIONS -- 18.2%
U.S. Treasury Bonds
   6.000%, 08/15/99              $1,500         1,496
   7.250%, 05/15/16                 500           521
   8.750%, 05/15/17                 665           800
U.S. Treasury Notes
   8.500%, 07/15/97               1,215         1,216
   8.125%, 02/15/98               1,670         1,694
   6.125%, 05/15/98               1,000         1,003
   9.250%, 08/15/98               1,620         1,677
   8.875%, 11/15/98               1,105         1,146
   8.875%, 02/15/99                 110           115
   6.000%, 06/30/99               2,000         1,999
   6.000%, 10/15/99                 500           499
   5.875%, 11/15/99               2,000         1,987
   7.750%, 11/30/99                 700           724
   6.375%, 01/15/00                 500           502
   7.500%, 11/15/01               3,235         3,370
   6.625%, 03/31/02               1,000         1,008
   7.500%, 02/15/05                 600           634
   6.500%, 08/15/05                 500           498
   6.875%, 05/15/06                 500           510
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,553)                                 21,399
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.6%
FHLB
   8.120%, 09/26/06              $1,800   $     1,801
   8.000%, 10/17/11               1,250         1,260
FHLMC
   6.440%, 01/28/00                 500           501
   8.150%, 09/12/06                 500           500
   8.025%, 09/15/06               1,000         1,025
   8.055%, 09/30/11               1,000         1,015
FNMA
   5.940%, 12/12/05                 500           474
                                           ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,548)                                   6,576
                                           ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 5.3%
FHLMC
   6.000%, 05/01/08                 670           646
   5.500%, 11/01/08                 569           536
FNMA
   6.500%, 08/01/10                 236           231
   6.500%, 09/01/10                 307           301
   6.500%, 11/01/24                 467           447
GNMA
   7.500%, 10/15/11               2,365         2,407
   9.000%, 10/15/19                 161           170
   7.500%, 03/15/26               1,479         1,483
                                           ----------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
(Cost $6,245)                                   6,221
                                           ----------

CORPORATE OBLIGATIONS -- 6.8%
BANKING -- 1.5%
First Bank System
   6.875%, 09/15/07                 500           489
MBNA
   7.250%, 09/15/02                 185           186
Midland Bank
   6.950%, 03/15/11                 200           193
Nationsbank
   6.500%, 03/15/06                 200           192
Provident Bank
   6.125%, 12/15/00                  25            25
Royal Bank of Scotland
   6.375%, 02/01/11                 205           188
Santander
   7.250%, 11/01/15                 100            96
U.S. Bancorp
   6.750%, 10/15/05                 500           488
                                           ----------
                                                1,857
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
FINANCIAL SERVICES -- 2.7%
Chrysler Financial
   6.950%, 03/25/02             $   500  $        501
CSR Finance
   7.700%, 07/21/25                 200           202
Donaldson Lufkin & Jenrette
   6.875%, 11/01/05                 185           180
Ford Motor Credit
   6.375%, 04/15/00                 500           498
   6.250%, 11/08/00                 500           494
   7.500%, 01/15/03               1,000         1,028
Merrill Lynch
   7.000%, 04/27/08                 250           248
                                           ----------
                                                3,151
                                           ----------
INDUSTRIAL -- 2.6%
Arco Chemical
   10.250%, 11/01/10                210           266
Bellsouth
   7.000%, 02/01/05                 500           504
Coca Cola
   6.000%, 07/15/03               1,000           960
Dayton Hudson
   8.500%, 12/01/22                 500           510
ITT
   7.375%, 11/15/15                 360           335
Laidlaw
   8.750%, 04/15/25                  75            83
MacMillan Bloedel
   7.700%, 02/15/26                 215           202
Noranda
   8.125%, 06/15/04                 195           205
                                           ----------
                                                3,065
                                           ----------
TOTAL CORPORATE OBLIGATIONS
(Cost $8,166)                                   8,073
                                           ----------

REPURCHASE AGREEMENTS -- 5.9%
Aubrey Lanston
   5.90%, dated 06/30/97, matures
   07/01/97, repurchase price
   $1,728,283 (collateralized by U.S.
   Treasury Note, par value $1,360,000,
   11.875%, 11/15/03;
   market value $1,764,736)       1,728         1,728
Hong Kong Shanghai Bank
   5.80%, dated 06/30/97, matures
   07/01/97, repurchase price $1,728,278
   (collateralized by U.S. Treasury Note,
   par value $1,680,000,
   7.25%, 05/15/04;
   market value $1,773,576)       1,728         1,728

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997


   BALANCED FUND (CONCLUDED)

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------

Sanwa Bank
   5.85%, dated 06/30/97, matures
   07/01/97, repurchase price
   $1,728,281 (collateralized by U.S.
   Treasury Note, par value $1,745,000,
   6.625%, 06/30/01;
   market value $1,765,940)      $1,728    $    1,728

Swiss Bank
   5.875%,  dated  06/30/97,  matures  07/01/97,   repurchase  price  $1,728,282
   (collateralized  by  U.S.  Treasury  Note,  par  value  $1,795,000,   5.625%,
   11/30/00;
   market value $1,770,409)       1,728         1,728
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,912)                                   6,912
                                           ----------
TOTAL INVESTMENTS -- 101.0%
(Cost $99,764)                                118,963
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (1.0%)                               (1,123)
                                           ----------

-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 100 million authorized)
   based on 8,407,085 outstanding shares    $  90,012
Portfolio Shares -- Class A ($0.001
   par value -- 100 million authorized)
   based on 310,422 outstanding shares          3,413
Accumulated Net Realized Gain
   on Investments                               5,216
Net Unrealized Appreciation
   on Investments                              19,199
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $117,840
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $13.52
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $13.52
                                           ==========
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS


   SHORT TERM INCOME FUND

   [PIE CHART]
   U.S. TREASURY OBLIGATIONS     42%
   CASH EQUIVALENTS              10%
   CORPORATE BONDS               48%

   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 39.6%
U.S. Treasury Notes
   5.750%, 10/31/97              $  500     $     500
   7.375%, 11/15/97               1,000         1,006
   6.000%, 12/31/97                 575           576
   5.625%, 01/31/98                 750           750
   6.125%, 03/31/98                 500           502
   5.875%, 04/30/98               2,000         2,002
   6.125%, 05/15/98               1,000         1,003
   6.000%, 05/31/98               1,000         1,002
   6.125%, 08/31/98               1,000         1,003
   6.000%, 09/30/98               2,500         2,503
   5.875%, 10/31/98               1,000           999
   5.750%, 12/31/98               1,000           997
   6.375%, 01/15/99               1,000         1,006
   5.875%, 01/31/99               1,000           998
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,842)                                 14,847
                                           ----------

CORPORATE BONDS -- 35.7%
BANKING -- 4.0%
American Express Centurion Bank
   5.738%, 08/21/98               1,000         1,001
Citicorp
   6.013%, 11/23/99                 500           502
                                           ----------
                                                1,503
                                           ----------
FINANCIAL SERVICES -- 21.2%
American General Finance
   7.000%, 10/01/97                 985           988
Associates of North America
   6.250%, 03/15/99                 525           524
Chrysler Financial
   6.375%, 01/28/00                 510           507
Credit Suisse
   5.628%, 03/13/98               1,000         1,000

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
Fleet Mortgage Group
   6.500%, 09/15/99              $  500     $     501
Lehman Brothers Holdings
   6.375%, 06/01/98                 500           501
Mellon Financial
   7.625%, 11/15/99                 255           263
Morgan Stanley Group
   5.853%, 02/26/99               1,250         1,250
   5.625%, 03/01/99               1,000           991
Salomon
   6.500%, 03/01/00                 750           745
Sears Roebuck Acceptance
   6.380%, 02/16/99                 650           652
                                           ----------
                                                7,922
                                           ----------
INDUSTRIAL -- 10.5%
AT&T Capital
   5.970%, 02/27/98               1,000         1,000
Shell Oil
   6.950%, 12/15/98               1,000         1,010
Time Warner
   7.450%, 02/01/98                 735           740
USX
   6.650%, 10/09/97               1,200         1,202
                                           ----------
                                                3,952
                                           ----------
TOTAL CORPORATE BONDS
(Cost $13,375)                                 13,377
                                           ----------

COMMERCIAL PAPER -- 1.3% BANKING -- 1.3% Abn Amro North American Finance
   5.392%, 07/28/97                 500           498
                                           ----------
TOTAL COMMERCIAL PAPER
(Cost $498)                                       498
                                           ----------

TIME DEPOSITS -- 10.0%
BANKING -- 4.7%
First Union Bank
   6.000%, 07/01/97               1,752         1,752
                                           ----------
FINANCIAL SERVICES -- 5.3%
Allstate
   5.745%, 07/01/97               2,000         2,000
                                           ----------
TOTAL TIME DEPOSITS
(Cost $3,752)                                   3,752
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   SHORT TERM INCOME FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
ASSET-BACKED SECURITIES -- 12.4%
Cit Rv Owner Trust,
   Series 1995-B, Class A
   6.500%, 04/15/11                $258     $     260
Eqcc Home Equity Loan Trust,
   Series 1996-2, Class A2
   6.700%, 09/15/08                 250           251
Eqcc Home Equity Loan Trust,
   Series 1997-1, Class A3
   6.840%, 09/15/11                 750           753
Independent National Mortgage,
   Series 96-A, Class A1
   6.710%, 09/25/26                 638           642
Money Store Home Equity Loan
   Trust, Series 93-B
   5.400%, 08/15/05                 333           329
Navistar Financial Owner Trust,
   Series 1997-A, Class A2
   6.350%, 01/15/00                 500           502
Student Loan Marketing Association,
   Series 1997-1, Class A1 (A)
   5.530%, 10/25/05                 750           749
Union Acceptance,
   Series 1997-A, Class A
   6.130%, 07/10/01                 404           405
Union Acceptance, Series 96-A
   5.400%, 04/07/03                 572           567
WFS Financial Owner Trust,
   Series 1996-B, Class A2 CMO
   6.200%, 05/20/99                 203           203
                                           ----------
TOTAL ASSET-BACKED SECURITIES
(Cost $4,655)                                   4,661
                                           ----------
TOTAL INVESTMENTS -- 99.0%
(Cost $37,122)                                 37,135
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.0%                                    369
                                           ----------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 1 billion authorized)
   based on 3,713,316 outstanding shares      $37,088
Portfolio Shares -- Class A ($0.001
   par value -- 1 billion authorized)
   based on 49,473 outstanding shares             492
Accumulated Net Realized Loss
   on Investments                                 (89)
Net Unrealized Appreciation
   on Investments                                  13
                                           ----------
TOTAL NET ASSETS -- 100.0%                    $37,504
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS Y                         $9.97
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS A                         $9.96
                                           ==========
CMO -- COLLATERALIZED MORTGAGE OBLIGATIONS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS



   SHORT-INTERMEDIATE BOND FUND

  [PIE CHART]
   U.S. TREASURY OBLIGATIONS       52%
   CASH EQUIVALENTS                 4%
   CORPORATE BONDS                 42%
   U.S. AGENCY BACKED BONDS         2%

   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 52.7%
U.S. Treasury Notes
   6.000%, 08/31/97           $   1,500    $    1,501
   7.375%, 11/15/97               4,000         4,025
   5.125%, 02/28/98               1,500         1,494
   6.000%, 05/31/98              12,145        12,169
   7.125%, 10/15/98               4,105         4,165
   5.625%, 11/30/98               1,630         1,623
   8.875%, 02/15/99               1,755         1,830
   6.500%, 04/30/99               9,035         9,100
   6.000%, 10/15/99               2,200         2,196
   7.750%, 12/31/99               2,500         2,588
   7.750%, 01/31/00                   8             8
   7.125%, 02/29/00               6,735         6,880
   8.000%, 05/15/01               6,635         7,004
   6.625%, 07/31/01              17,355        17,512
   6.500%, 08/31/01               3,850         3,867
   6.625%, 04/30/02               5,775         5,826
   6.250%, 02/15/07               1,675         1,638
   6.625%, 05/15/07               4,000         4,030
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $87,474)                                 87,456
                                           ----------

U.S. AGENCY MORTGAGE-BACKED BONDS -- 2.6%
FHLMC
   6.750%, 03/15/07               1,755         1,760
FNMA
   6.500%, 08/01/10               1,482         1,453
   6.500%, 10/01/10               1,120         1,098
                                           ----------
TOTAL U.S. AGENCY MORTGAGE-BACKED BONDS
(Cost $4,322)                                   4,311
                                           ----------

CORPORATE OBLIGATIONS -- 23.2%
BANKING -- 4.5%
Bank One
   7.600%, 05/01/07               1,815         1,865

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
BCH Cayman Islands Limited
   7.700%, 07/15/06              $1,630   $     1,671
Security Pacific
   11.500%, 11/15/00              1,955         2,234
Societe Generale
   7.400%, 06/01/06               1,755         1,768
                                           ----------
                                                7,538
                                           ----------
FINANCIAL SERVICES -- 6.7%
Associates Corporation of
   North America
   6.375%, 08/15/98               1,500         1,504
Dean Witter Discover
   6.300%, 01/15/06               1,540         1,463
Ford Motor Credit
   6.800%, 08/15/97               1,000         1,002
Lehman Brothers
   7.250%, 04/15/03               2,630         2,640
Paine Webber Group
   6.500%, 11/01/05               1,745         1,653
Salomon
   7.200%, 02/01/04               2,810         2,810
                                           ----------
                                               11,072
                                           ----------
INDUSTRIALS -- 9.2%
Barrick Gold
   7.500%, 05/01/07               1,780         1,816
CSR America
   6.875%, 07/21/05               1,670         1,645
Loews
   6.750%, 12/15/06               1,705         1,652
Nabisco
   6.850%, 06/15/05               1,425         1,388
Noranda
   8.125%, 06/15/04               1,770         1,858
Tele-Communications
   8.650%, 09/15/04                 985         1,027
Time Warner
   7.750%, 06/15/05               1,770         1,805
United Air Lines
   6.750%, 12/01/97               2,435         2,443
USX
   9.625%, 08/15/03               1,490         1,672
                                           ----------
                                               15,306
                                           ----------
UTILITIES -- 2.8%
Coastal
   8.125%, 09/15/02               1,370         1,437
Tosco
   7.625%, 05/15/06               1,790         1,832
Penn Power and Light
   7.750%, 05/01/02               1,280         1,328
                                           ----------
                                                4,597
                                           ----------
TOTAL CORPORATE OBLIGATIONS
(Cost $38,388)                                 38,513
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   SHORT-INTERMEDIATE BOND FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
ASSET-BACKED SECURITIES -- 19.6%
Aames Mortgage Trust,
   Series 96-B, Class A1B
   7.275%, 05/15/20              $2,100    $    2,123
Banc One Auto Guarantor Trust,
   Series 1997-A, Class A
   6.270%, 11/20/03               1,867         1,867
Citicorp Mortgage Securities,
   Series 97-1, Class A2
   7.250%, 02/25/27               1,775         1,772
Countrywide Mortgage Broker
   Services, Series 97-A1, Class A1
   7.000%, 03/25/27               1,869         1,866
Eqcc, Series 1996-4, Class A5
   6.710%, 07/15/11               1,875         1,868
Equivantage Home Loan Trust,
   Series 96-1, Class A1
   6.550%, 10/25/25                 830           818
General Electric Capital Mortgage
   Services, Series 97-3, Class A4
   7.500%, 04/25/27               1,800         1,815
Independent National Mortgage,
   Series  96-A, Class A1
   6.710%, 09/25/26               2,700         2,714
Metlife Captial Equipment Loan
   Trust, Series 97-A, Class A
   6.850%, 05/20/08               1,600         1,606
Money Store Home Equity Trust,
   Series 96-B, Class A7
   7.550%, 06/15/20               3,000         3,065
Residential Asset Securization Trust,
   Series 97-A3, Class A10
   7.250%, 05/25/27               1,770         1,768
Saxon Asset Securities Trust,
   Series 96-2, Class A2
   6.475%, 11/25/20               1,993         1,979
Sears Credit Account Master Trust,
   Series 95-3, Class A
   7.000%, 10/15/04               3,000         3,045
Standard Credit Card Master Trust,
   Series 95-6, Class A
   6.750%, 06/07/00               2,000         2,016
Union Acceptance,
   Series 96-A, Class A
   5.400%, 04/07/03               1,544         1,531
WFS Financial Owner Trust,
   Series 1996-D, Class A3
   6.050%, 07/20/01               2,650         2,636
                                           ----------
TOTAL ASSET-BACKED SECURITIES
(Cost $32,288)                                 32,489
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENT -- 4.3%
Sanwa Bank
   5.85%,  dated  06/30/97,   matures  07/01/97,   repurchase  price  $7,121,157
   (collateralized  by  U.S.  Treasury  Note,  par  value  $7,200,000,   6.625%,
   06/30/01;
   market value $7,286,400)      $7,120    $    7,120
                                           ----------
TOTAL REPURCHASE AGREEMENT
(Cost $7,120)                                   7,120
                                           ----------
TOTAL INVESTMENTS -- 102.4%
(Cost $169,592)                               169,889
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (2.4%)                               (3,984)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 100 million authorized)
   based on 16,602,388 outstanding shares     165,179
Portfolio Shares -- Class A ($0.001
   par value -- 100 million authorized)
   based on 280,076 outstanding shares          3,380
Accumulated Net Realized Loss
   on Investments                              (2,951)
Net Unrealized Appreciation
   on Investments                                 297
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $165,905
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.83
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                   $9.83
                                           ==========

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS

   [PIE CHART]
   GOVERNMENT INCOME FUND
   U.S. TREASURY OBLIGATIONS         23%
   CASH EQUIVALENTS                   2%
   U.S. AGENCY BACKED BONDS          12%
   U.S. GOVERNMENT BACKED BONDS      63%


   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 23.1%
U.S. Treasury Bond
   6.625%, 02/15/27              $1,250     $   1,223
U.S. Treasury Notes
   6.375%, 05/15/99                 970           975
   8.000%, 05/15/01               1,200         1,267
   6.500%, 08/31/01               1,000         1,004
   6.625%, 04/30/02                 300           303
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,760)                                   4,772
                                           ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 62.9%
GNMA
   8.000%, 09/15/09                 668           690
   8.000%, 02/15/22                 336           344
   8.000%, 09/15/22                  59            60
   8.000%, 10/15/22                 257           262
   8.000%, 11/15/22                 468           479
   7.000%, 04/15/23                 348           341
   7.500%, 08/15/23               1,109         1,112
   6.500%, 11/15/23                 442           423
   7.000%, 01/15/24                 805           791
   8.000%, 05/15/25                 839           858
   6.500%, 12/15/25                 992           949
   7.500%, 02/15/26                 469           471
   6.500%, 04/15/26                 487           465
   8.000%, 05/15/26                 961           983
   8.000%, 06/15/26                 694           709
   8.000%, 08/15/26               1,987         2,032
   8.000%, 09/15/26               1,992         2,038
                                           ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
(Cost $12,946)                                 13,007
                                           ----------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED BONDS -- 11.6%
FHLMC
   6.000%, 05/01/08                $330     $     318
FNMA
   7.000%, 10/01/22                 696           682
   7.000%, 11/01/26                 401           393
   7.500%, 05/01/27                 996           999
                                           ----------
TOTAL U.S. AGENCY MORTGAGE-BACKED BONDS
(Cost $2,415)                                   2,392
                                           ----------

REPURCHASE AGREEMENT -- 1.8%
Sanwa Bank
   5.85%  dated   06/30/97,   matures   07/01/97,   repurchase   price  $375,061
   (collateralized by U.S. Treasury Note, par value $380,000, 6.625%, 06/30/01;
   market value $384,560)           375           375
                                           ----------
TOTAL REPURCHASE AGREEMENT
(Cost $375)                                       375
                                           ----------
TOTAL INVESTMENTS -- 99.4%
(Cost $20,496)                                 20,546
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.6%                                    121
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 100 million authorized)
   based on 1,948,080 outstanding shares       19,281
Portfolio Shares -- Class A ($0.001
   par value -- 100 million authorized)
   based on 170,059 outstanding shares          1,722
Accumulated Net Realized Loss
   on Investments                                (385)
Net Unrealized Appreciation
   on Investments                                  50
Distribution in Excess of Net
   Investment Income                               (1)
                                           ----------
TOTAL NET ASSETS -- 100.0%                    $20,667
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.76
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                   $9.76
                                           ==========

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE CORPORATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   BOND FUND

   [PIE CHART]
   U.S. TREASURY OBLIGATIONS              35%
   U.S. GOVERNMENT BACKED BONDS            8%
   CASH EQUIVALENTS                        2%
   CORPORATE BONDS                        33%
   U.S. AGENCY BACKED BONDS               22%

   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 34.5%
U.S. Treasury Bonds
   6.500%, 11/15/26              $2,160    $    2,069
   6.625%, 02/15/27               4,890         4,784
U.S. Treasury Notes
   5.625%, 11/30/98               4,075         4,056
   8.875%, 02/15/99              12,755        13,302
   6.500%, 04/30/99               6,610         6,658
   7.750%, 01/31/00                 503           521
   6.750%, 04/30/00               4,305         4,359
   8.000%, 05/15/01               2,795         2,951
   6.625%, 07/31/01               4,740         4,783
   7.500%, 11/15/01               6,590         6,865
   6.250%, 02/28/02               1,335         1,327
   7.250%, 05/15/04               3,735         3,894
   6.250%, 02/15/07               1,888         1,847
   6.625%, 05/15/07               6,025         6,070
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $63,250)                                 63,486
                                           ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 30.0%
FHLMC
   6.750%, 03/15/07               2,355         2,361
   7.500%, 10/01/10               2,600         2,640
   8.000%, 07/01/25               3,413         3,493
FNMA
   6.500%, 08/01/10               3,096         3,035
   6.500%, 09/01/10               3,489         3,421
   7.500%, 06/01/11               2,493         2,529
   6.500%, 03/25/19               1,690         1,656
   8.500%, 02/01/25               3,439         3,568
   7.500%, 08/01/25               3,006         3,012
   8.500%, 08/01/26               3,470         3,600
   7.000%, 11/01/26               4,012         3,931
   8.000%, 12/15/26               1,953         1,997
   7.500%, 05/01/27               4,514         4,524

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
GNMA
   7.500%, 12/15/25              $5,391   $     5,408
   6.500%, 04/15/26               5,932         5,674
   7.000%, 06/15/26               1,885         1,858
   7.500%, 06/15/27               2,485         2,493
                                           ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
(Cost $54,950)                                 55,200
                                           ----------

ASSET-BACKED SECURITIES -- 9.8%
Aames Mortgage Trust,
   Series 96-B, Class A1B
   7.275%, 05/15/20               2,489         2,517
EQCC, Series 96-4, Class A5
   6.710%, 07/15/11               2,000         1,992
Equivantage Home Equity Loan
   Trust, Series 96-1, Class A1
   6.550%, 10/25/25               1,473         1,451
First Plus Home Loan Trust,
   Series 1997-2, Class A5
   6.820%, 04/10/23               2,200         2,201
Independent National Mortgage,
   Series 96-A, Class A1
   6.710%, 09/25/26                  96            96
Metlife Captial Equipment Loan
   Trust, Series 97-A, Class A
   6.850%, 05/20/08               1,800         1,806
Money Store Home Equity Trust,
   Series 96-B, Class A7
   7.550%, 06/15/20               3,145         3,213
Saxon Asset Securities Trust,
   Series 96-2, Class A2
   6.475%, 11/25/20               1,950         1,936
UCFC, Series 96-D, Class A2
   6.381%, 07/15/10               1,480         1,476
Vanderbilt Mortgage Finance,
   Series 1997-B, Class 1A4
   7.190%, 02/07/14               1,404         1,418
                                           ----------
TOTAL ASSET-BACKED SECURITIES
(Cost $18,045)                                 18,106
                                           ----------

NON-AGENCY MORTGAGE-BACKED BONDS -- 4.5%
Citicorp Mortgage Securities,
   Series 97-1, Class A2 CMO
   7.250%, 02/25/27               2,060         2,057
Countrywide Mortgage Broker
   Services, Series 97-A1,
   Class A1 CMO
   7.000%, 03/25/27               2,075         2,071
General Electric Capital Mortgage
   Services,  Series 97-3,
   Class A4 CMO
   7.500%, 04/25/27               2,300         2,320
Residential Asset Securization Trust,
   Series 97-A3, Class A10 CMO
   7.250%, 05/25/27               1,835         1,833
                                           ----------
TOTAL NON-AGENCY MORTGAGE-BACKED BONDS
(Cost $8,205)                                   8,281
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
CORPORATE BONDS -- 18.1%
BANKING -- 6.5%
Bank One
   8.000%, 04/29/27              $1,980    $    2,039
First Union Capital I
   7.935%, 01/15/27               1,820         1,790
Provident Bank
   7.125%, 03/15/03               1,955         1,953
Santander Finance
   6.375%, 02/15/11               1,955         1,784
Societe Generale
   7.400%, 06/01/06               2,115         2,131
Wells Fargo Capital I
   7.960%, 12/15/26               2,210         2,191
                                           ----------
                                               11,888
                                           ----------
FINANCIAL SERVICES -- 1.9%
CNA Financial
   7.250%, 11/15/23                 725           681
Fairfax Financial Holdings LP
   8.300%, 04/15/26               1,515         1,572
Lehman Brothers Holdings
   7.375%, 05/15/04               1,320         1,333
                                           ----------
                                                3,586
                                           ----------
INDUSTRIAL -- 9.7%
American Stores
   8.000%, 06/01/26               2,110         2,128
Barrick Gold
   7.500%, 05/01/07               1,855         1,892
Legrand  S.A.
   8.500%, 02/15/25               2,590         2,862
Loews
   6.750%, 12/15/06               1,880         1,821
Nabisco
   7.550%, 06/15/15               1,845         1,806
Noranda
   8.125%, 06/15/04               1,940         2,037
Tele-Communications
   8.650%, 09/15/04               1,000         1,043
Time Warner
   7.750%, 06/15/05               1,985         2,025
Tosco
   7.625%, 05/15/06               2,185         2,237
                                           ----------
                                               17,851
                                           ----------
TOTAL CORPORATE BONDS
(Cost $33,313)                                 33,325
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
Sanwa Bank
   5.85%,  dated  06/30/97,   matures  07/01/97,   repurchase  price  $4,194,682
   (collateralized by U.S. Note, par value $4,240,000, 6.625%, 06/30/01; market
   value $4,290,880)             $4,194    $    4,194
                                           ----------
TOTAL REPURCHASE AGREEMENT
(Cost $4,194)                                   4,194
                                           ----------
TOTAL INVESTMENTS -- 99.2%
(Cost $181,957)                               182,592
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.8%                                  1,394
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($.001
   par value -- 1 billion authorized)
   based on 17,801,308 outstanding shares     183,444
Portfolio Shares -- Class A ($.001
   par value -- 1 billion authorized)
   based on 158,316 outstanding shares          1,664
Accumulated Net Realized Loss
   on Investments                              (1,757)
Net Unrealized Appreciation
   on Investments                                 635
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $183,986
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.24
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.24
                                           ==========

CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LP -- LIMITED PARTNERSHIP

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   GLOBAL BOND FUND

   [PIE CHART]
   UNITED STATES         28%
   UNITED KINGDOM        20%
   SWEDEN                 5%
   AUSTRALIA              6%
   CASH EQUIVALENTS       7%
   DENMARK                7%
   FRANCE                 3%
   GERMANY               16%
   NEW ZEALAND            5%
   SPAIN                  3%


   % OF TOTAL PORTFOLIO INVESTMENTS

-------------------------------------------------------
DESCRIPTION                PAR (000)(1)     VALUE (000)
-------------------------------------------------------
FOREIGN BONDS -- 52.3%
AUSTRALIA -- 6.2%
Australian Government
   10.000%, 10/15/02         $      800    $      697
New South Wales Treasury
   12.000%, 12/01/01              1,600         1,466
                                           ----------
                                                2,163
                                           ----------
DENMARK -- 7.2%
Kingdom of Denmark
   7.000%, 11/10/24              16,850         2,509
                                           ----------
GERMANY -- 15.4%
Bundesrepublic
   6.250%, 01/04/24               9,590         5,348
                                           ----------
NEW ZEALAND -- 4.8%
Government of New Zealand
   8.000%, 11/15/06               2,320         1,687
                                           ----------
SWEDEN -- 4.7%
Government of Sweden
   8.000%, 08/15/07              11,500         1,634
                                           ----------
UNITED KINGDOM -- 14.0%
Chubu Electric Power
   6.750%, 08/10/99                 950         1,565
Halifax Building
   8.375%, 12/15/99                 950         1,616
United Kingdom Treasury
   10.500%, 05/19/99                950         1,674
                                           ----------
                                                4,855
                                           ----------
TOTAL FOREIGN BONDS
(Cost $18,084)                                 18,196
                                           ----------

-------------------------------------------------------
DESCRIPTION                PAR (000)(1)     VALUE (000)
-------------------------------------------------------
COMMERCIAL PAPER -- 18.7%
Banque International Luxembourg
   5.58%, 07/21/97      $         1,000    $      997
Cargill Financial
   5.81%, 07/10/97                1,000           998
Commerical Union
   5.58%, 07/10/97                1,000           999
Credit Local
   5.56%, 07/07/97                1,000           999
McDonald's
   5.61%, 07/07/97                  500           499
National Rural Utilities
   5.65%, 07/21/97                1,000           997
Santander International
   5.67%, 07/28/97                1,000           996
                                           ----------
TOTAL COMMERCIAL PAPER
(Cost $6,486)                                   6,485
                                           ----------

DEBT OPTIONS -- 0.6%
FRANCE -- 0.1%
Government of France OAT 7.5%
   Put, strike @ 114.68*     23,000,000            52
                                           ----------
GERMANY -- 0.4%
Bundesrepublic 7.375% Put,
   strike @ 112.45*           7,300,000            40
Bundesrepublic 6.25% Put,
   strike @ 96.32*            6,000,000            89
                                           ----------
                                                  129
                                           ----------
SWEDEN -- 0.1%
Government of Sweden 8.00%
   Put, strike @ 6.71*       11,500,000            36
                                           ----------

TOTAL DEBT OPTIONS
(Cost $382)                                       217
                                           ----------

CURRENCY OPTIONS -- 0.1%
Deutsche Mark Call,
   strike 1.7025*             7,000,000            28
                                           ----------
TOTAL CURRENCY OPTIONS
(Cost $139)                                        28
                                           ----------

U.S. TREASURY OBLIGATIONS-- 19.3%
U.S. Treasury Notes
   4.75%, 09/30/98                6,800         6,705
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,777)                                   6,705
                                           ----------

DEMAND DEPOSIT -- 6.7%
Morgan Stanley
   4.35%, 07/01/97                2,347         2,347
                                           ----------
TOTAL DEMAND DEPOSIT
(Cost $2,347)                                   2,347
                                           ----------
TOTAL INVESTMENTS -- 97.7%
(Cost $34,215)                                 33,978
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 2.3%                                    794
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($.001
   par value -- 25 million authorized)
   based on 3,627,358 outstanding shares      $36,004
Portfolio Shares -- Class A ($.001
   par value --25 million authorized)
   based on 19,095 outstanding shares             189
Accumulated net realized loss
   on investments                              (1,573)
Net unrealized appreciation on forward
   foreign currency contracts, foreign
   currency and translation of other assets
   and liabilities in foreign currency            211
Net unrealized depreciation
   on investments                                (237)
Accumulated net investment income                 178
                                           ----------
TOTAL NET ASSETS -- 100.0%                    $34,772
                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.54
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS A                         $9.52
                                           ==========

* NON-INCOME PRODUCING SECURITY
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   INTERMEDIATE MUNICIPAL BOND FUND

   [PIE CHART]
   REVENUE BONDS              50%
   CASH EQUIVALENTS            3%
   GENERAL OBLIGATIONS        37%
   PRE-REFUNDED SECURITIES    10%


   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 94.6% COLORADO -- 1.1% El Paso County, Colorado GO
   5.200%, 12/01/02               $  20     $      21
                                           ----------
FLORIDA -- 2.7%
Jacksonville, Florida Electric
   Authority Revenue Bond,
   Series 3-A
   5.200%, 10/01/02                  50            52
                                           ----------
GEORGIA -- 2.7%
De Kalb County, Georgia Health
   Facilities GO
   5.300%, 01/01/03                  50            52
                                           ----------
HAWAII -- 2.6%
Hawaii State GO
   5.200%, 06/01/04                  50            51
                                           ----------
ILLINOIS -- 7.5%
Bloomingdale, Illinois GO
   5.450%, 01/01/09                  85            87
Illinois State Sales Tax
   Revenue Bond, Series S
   4.900%, 06/15/07                  60            59
                                           ----------
                                                  146
                                           ----------
MARYLAND -- 2.6%
Maryland State Health & Higher
   Education Facilities Authority
   Revenue Bond for Johns
   Hopkins Project
   5.125%, 07/01/03                  50            51
                                           ----------
MASSACHUSETTS -- 2.7%
Massachusetts Bay Transportation
   Authority Revenue Bond, Series A
   5.300%, 03/01/05                  50            52
                                           ----------
MICHIGAN -- 5.2%
Grand Haven, Michigan Electric
   Revenue Bond MBIA
   5.000%, 07/01/04                 100           102
                                           ----------

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   INTERMEDIATE MUNICIPAL BOND FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
NEW JERSEY -- 6.1%
Burlington County, New Jersey
   Community Bridge Systems
   Revenue Bond, Callable
   10/01/03 at 101 CG
   5.050%, 10/01/04               $  50     $      51
Medford Township, New Jersey
   Board of Education FGIC
   5.950%, 02/01/03                  65            69
                                           ----------
                                                  120
                                           ----------
PENNSYLVANIA -- 61.4%
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Presbyterian
   University Hospital, Series B2 (A)
   4.200%, 03/01/18                  80            80
Allegheny County, Pennsylvania,
   Series C-33, GO
   7.450%, 02/15/98                  50            51
Governor Mifflin, Pennsylvania
   School District GO AMBAC
   4.850%, 11/15/01                  50            51
Lehigh County, Pennsylvania
   GO FGIC
   5.125%, 11/15/08                 110           111
Luzerne County, Pennsylvania,
   Series A, GO, Pre-Refunded
   09/15/00 at 100 FGIC
   5.850%, 09/15/02                  50            52
Pennsylvania State Higher Education
   Facilities Authority Hospital
   Revenue Bond for Thomas
   Jefferson University Project,
   Pre-Refunded 01/01/98 at 102
   8.000%, 01/01/18                  85            88
Pennsylvania State Industrial
   Development Authority Revenue
   Bond AMBAC
   5.000%, 07/01/04                 100           101
Pennsylvania State Infrastructure
   Authority Revenue Bond for
   Pennvest Loan Pool Project MBIA
   6.000%, 09/01/03                  65            70
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series 1, Pre-Refunded 12/01/01
   at 102 FGIC
   7.150%, 12/01/11                  50            56
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series F, Pre-Refunded 12/01/99
   at 102 AMBAC
   7.250%, 12/01/17                  50            54

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
Philadelphia, Pennsylvania Airport
   Parking Authority Revenue
   Bond AMBAC
   5.500%, 09/01/05               $  80      $     83
Pittsburgh, Pennsylvania School
   District, Series A, GO FGIC
   4.850%, 09/01/03                 100           101
Reading, Pennsylvania Parking
   Authority Revenue Bond MBIA
   4.950%, 11/15/02                  50            51
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bond for Mercy Health
   Project, Series B MBIA
   5.000%, 01/01/06                  50            50
University of Pittsburgh, Pennsylvania
   Revenue Bond for University
   Capital Projects FGIC
   5.050%, 06/01/10                  90            89
Wallenpaupack, Pennsylvania Area
   School District, Series C, GO,
   Callable 09/01/00 at 100 FGIC
   6.000%, 09/01/03                  50            52
West View, Pennsylvania Municipal
   Water Authority Revenue
   Bond FGIC
   4.800%, 11/15/06                  60            59
                                           ----------
                                                1,199
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $1,825)                                   1,846
                                           ----------

CASH EQUIVALENT -- 3.4%
SEI Institutional Tax
   Free Portfolio
                                     67            67
                                           ----------
TOTAL CASH EQUIVALENT
(Cost $67)                                         67
                                           ----------
TOTAL INVESTMENTS -- 98.0%
(Cost $1,892)                                   1,913
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 2.0%                                     39
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par value -- 100 million  authorized)  based on 98,840 outstanding shares 1,025
Portfolio Shares -- Class A ($0.001 par value -- 100 million  authorized)  based on 95,399 outstanding shares 989
Accumulated Net Realized Loss
   on Investments                                 (83)
Net Unrealized Appreciation
   on Investments                                  21
                                           ----------
TOTAL NET ASSETS -- 100.0%                     $1,952
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.05
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.05
                                           ==========

(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CG -- COUNTY GUARANTY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS


   PENNSYLVANIA MUNICIPAL BOND FUND

   [PIE CHART]
   REVENUE BONDS              72%
   GENERAL OBLIGATIONS        27%
   PRE-REFUNDED SECURITIES     1%


   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 98.5%
PENNSYLVANIA -- 96.1%
Allegheny County, Pennsylvania
   GO, Series C-43, Callable
   09/15/04 at 100 MBIA
   5.875%, 09/15/10               $  60        $   62
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Mercy Hospital
   of Pittsburgh AMBAC
   6.450%, 04/01/01                 200           213
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Montefiore
   Hospital Association
   5.800%, 10/01/03                 125           129
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Presbyterian
   Health Center, Series B, Callable
   11/01/02 at 102 MBIA
   6.000%, 11/01/12                  25            26
Allegheny County, Pennsylvania
   Redevelopment Authority
   Revenue Bond for Home
   Improvement Loan Project,
   Series A, Callable 02/01/04
   at 102 FHA
   5.700%, 02/01/07                  10            10
Allegheny County, Pennsylvania
   Sanitation Authority Sewer
   Revenue Bond, Series B,
   Pre-Refunded 06/01/99
   at 100 FGIC
   7.450%, 06/01/99                 130           138
Allegheny County, Pennsylvania
   GO, Series C-43, Callable
   09/15/04 at 100 MBIA
   5.875%, 09/15/13                 100           103

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Berks County, Pennsylvania
   Revenue Bond for Reading
   Hospital & Medical Center,
   Series B, Callable 10/01/04
   at 102 MBIA
   5.600%, 10/01/06               $  65       $    68
Bucks County, Pennsylvania Bucks
   County Community College
   5.500%, 06/15/14                 300           301
Center City District, Pennsylvania
   Business Improvement
   Assessment Bond, Callable
   12/01/07 at 100 AMBAC
   5.600%, 12/01/08                  60            63
Central Bucks, Pennsylvania
   School District GO, Callable
   02/01/01 at 100
   6.600%, 02/01/03                 175           187
Crawford, Pennsylvania Central
   School District GO FGIC
   7.000%, 02/15/05                 100           114
Delaware County, Pennsylvania
   Revenue Bond for Villanova
   University AMBAC
   5.400%, 08/01/08                 200           206
Delaware County, Pennsylvania GO
   7.100%, 12/01/98                 170           172
   5.500%, 10/01/15                  75            75
Dover Township, Pennsylvania
   Sewer Authority Revenue Bond
   6.250%, 05/01/12                  20            22
Hampden Township, Pennsylvania
   Sewer Authority Special
   Obligation Bond, Callable
   10/01/96 at 100
   5.350%, 04/01/03                 110           112
Lower Burrell, Pennsylvania City
   Municipal Sewer Authority
   Revenue Bond AMBAC
   5.125%, 02/01/16                 250           238
Lower Merion Township,
   Pennsylvania GO, Callable
   08/01/02 at 100
   5.625%, 08/01/05                 100           104
Manheim, Pennsylvania Central
   School District GO, Callable
   05/15/04 at 100 FGIC
   6.100%, 05/15/14                 100           104
Millcreek Township, Pennsylvania
   Sewer Authority Revenue Bond,
   Callable 11/01/99 at 100 MBIA
   6.000%, 11/01/06                 150           156
Montgomery County, Pennsylvania
   Higher Education and Health
   Authority Revenue Bond for
   Abington Memorial Hospital,
   Series A AMBAC
   5.125%, 06/01/14                 250           237
Montgomery County, Pennsylvania
   GO, Callable 10/15/03 at 100
   5.750%, 10/15/11                 175           181

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   PENNSYLVANIA MUNICIPAL BOND FUND (CONCLUDED)

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
North Wales, Pennsylvania Water
   Authority Revenue Bond
   Pre-Refunded 11/01/04 at 100
   6.750%, 11/01/04                $  100     $   112
Northampton County, Pennsylvania
   Higher Education Authority
   Revenue Bond for Lehigh
   University, Series A MBIA
   5.750%, 11/15/18                   150         152
Pennsylvania Housing Finance
   Agency Single Family
   Mortgage- 55 Revenue Bond
   4.700%, 10/01/01                   100         100
Pennsylvania State Convention
   Center Authority Revenue Bond,
   Series A FGIC
   6.700%, 09/01/16                    75          87
Pennsylvania State General
   Obligation Bond
   5.125%, 09/15/04                   450         460
   5.000%, 11/15/12                   500         487
Pennsylvania State GO, Series 2
   6.000%, 07/01/05                    25          27
   6.250%, 07/01/11                    60          66
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for University of
   Pennsylvania, Series B
   5.700%, 01/01/11                   150         154
Pennsylvania State Higher
   Education Facilities Authority
   Health Services Revenue Bond
   for Allegheny/Delaware Valley,
   Series A MBIA
   5.500%, 11/15/08                   400         413
Pennsylvania State Higher Education
   Facilities Authority Revenue Bond
   for Allegheny General Hospital,
   Series A
   6.300%, 09/01/97                   200         201
Pennsylvania State Higher Education
   Facilities Authority Revenue Bond
   for Health Services, Series A,
   Callable 01/01/04 at 102
   6.000%, 01/01/10                   100         106
Pennsylvania State Higher Education
   Facilities Authority Revenue Bond
   for Thomas Jefferson University,
   Series A, Callable 07/01/99 at 102
   6.000%, 07/01/19                   150         152
Pennsylvania State Higher Education
   Facilities Authority Revenue Bond
   for University of Pennsylvania,
   Series B
   5.850%, 09/01/13                   100         102
Pennsylvania State Higher
   Educational Facilities
   Authority, University of
   Pennsylvania Project, Series B, RB
   5.250%, 01/01/07                   500         508

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
Pennsylvania State Housing
   Finance Agency Revenue
   Bond, Series C
   6.400%, 07/01/12              $  300       $   310
Pennsylvania State Industrial
   Development Authority
   Revenue Bond, State
   Infrastructure Investment
   Authority Revenue Bond for
   Pennvest Loan Pool MBIA
   6.000%, 09/01/04                 400           431
Pennsylvania State Industrial
   Development Authority
   Revenue Bond AMBAC
   5.800%, 07/01/09                 250           266
   6.000%, 07/01/09                 305           329
6.000%, 01/01/12                    100           105
Pennsylvania State Industrial
   Development Authority Revenue
   Bond Economic Development
   AMBAC
   6.000%, 07/01/08                 600           649
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series O, Callable 12/01/02
   at 102 FGIC
   5.900%, 12/01/08                 125           132
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series P
   5.100%, 12/01/99                 150           153
   5.800%, 12/01/06                  75            79
Pennsylvania State University
   Revenue Bond
   5.200%, 03/01/98                 250           252
Pennsylvania State University
   Revenue Bond, Callable
   03/01/04 at 100
   6.150%, 03/01/05                 185           198
Pennsylvania State, Third Series,
   Callable 09/01/03 at 101 GO
   5.000%, 09/01/12                 350           337
Philadelphia Pennsylvania Parking
   Authority Revenue Bond
   5.750%, 09/01/07                 400           426
Philadelphia Pennsylvania, Industrial
   Authority, Revenue Bond
   5.250%, 11/15/09                 500           502
Philadelphia, Pennsylvania Hospitals
   and Higher Education Facilities
   Authority Revenue Bond for
   Pennsylvania Hospital,
   Series A FGIC
   5.250%, 02/15/14                 100            96
Pittsburg Pennsylvania General
   Obligation Bond Callable
   09/01/05 at 100, FGIC
   4.900%, 03/01/07                 350           350
Pittsburgh, Pennsylvania GO,
   Series D, Callable 09/01/02
   at 102 AMBAC
   6.125%, 09/01/17                  25            26

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Pittsburgh, Pennsylvania Higher
   Education Authority Revenue
   Bond for University Capital
   Project, Series A, Callable
   06/01/02 at 102 MBIA
   6.125%, 06/01/21                $115      $    119
Radnor Township, Pennsylvania
   GO, Callable 05/01/06 at 100
   5.250%, 11/01/16                 200           196
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bond Mercy Health
   Project, Series B MBIA
   5.000%, 01/01/06                 250           251
Scranton-Lackawanna, Pennsylvania
   Health and Welfare Authority
   Revenue Bond for University of
   Scranton, Series A
   6.150%, 03/01/03                 150           159
Seneca Valley, Pennsylvania GO
   5.850%, 02/15/15                 105           107
York, Pennsylvania City School
   District GO, Callable 03/01/03
   at 100 FGIC
   5.600%, 03/01/07                  75            77
                                           ----------
                                               11,698
                                           ----------
PUERTO RICO -- 2.4%
University of Puerto Rico, Series M,
   Revenue Bond, MBIA
   5.250%, 06/01/25                 300           291
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $11,731)                                 11,989
                                           ----------
TOTAL INVESTMENTS -- 98.5%
(Cost $11,731)                                 11,989
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.5%                                    186
                                           ----------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par value -- 100 million  authorized shares)
   based on 971,402 outstanding shares 10,037
Portfolio Shares -- Class A ($0.001 par value -- 100 million  authorized shares)
   based on 191,350 outstanding shares 1,977
Accumulated Net Realized Loss
   on Investments                                 (97)
Net Unrealized Appreciation
   on Investments                                 258
                                           ----------
TOTAL NET ASSETS -- 100.0%                    $12,175
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS Y                        $10.47
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS A                        $10.47
                                           ==========
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING AGENCY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NEW JERSEY MUNICIPAL BOND FUND

   [PIE CHART]
   REVENUE BONDS            40%
   CASH EQUIVALENTS          4%
   GENERAL OBLIGATIONS      56%


   % OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 94.7% NEW JERSEY -- 91.0% Bayonne, New Jersey GO FGIC
   5.900%, 05/01/08               $  150      $   158
Burlington County, New Jersey GO
   5.200%, 10/01/05                   80           82
Cherry Hill Township, New Jersey GO
   5.900%, 06/01/05                   50           53
Evesham Township, New Jersey Board
   of Education GO FSA
   4.900%, 09/01/02                   75           76
Flemington-Raritan, New Jersey
   Regional School District GO
   5.700%, 05/01/06                   50           52
Manalapan Township, New Jersey
   Fire District Number 1
   5.300%, 12/15/99                   80           82
Marlboro Township, New Jersey
   Board of Education GO FGIC
   5.500%, 07/15/09                   40           41
Monmouth County, New Jersey
   Improvement Authority
   Revenue Bond CG
   6.625%, 12/01/05                   40           43
New Jersey Health Care Facilities
   Finance Authority Revenue Bond
   for Bridgeton Hospital Association
   Project, Series B
   6.000%, 07/01/13                   50           52
New Jersey Health Care Facilities
   Finance Authority Revenue Bond
   for Burlington County Memorial
   Hospital Project
   6.000%, 07/01/12                   50           52
New Jersey State Economic
   Development Authority Revenue
   Bond for Peddie School
   Project, Series A
   5.400%, 02/01/06                   50           52

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS



   NEW JERSEY MUNICIPAL BOND FUND (CONCLUDED)

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
New Jersey State Economic
   Development Authority Revenue
   Bond for Rutgers State
   University-Civic Square AMBAC
   6.125%, 07/01/24              $   55      $     57
New Jersey State Educational
   Facilities Authority Revenue
   Bond for University of Medicine
   and Dentistry, Series B AMBAC
   5.250%, 12/01/13                  60            60
New Jersey State Educational
   Facilities Authority Revenue
   Bond for Princeton University
   Project, Series A
   5.500%, 07/01/04                 100           106
New York & New Jersey States
   Port Authority Revenue Bond,
   Series 81
   5.700%, 08/01/07                  50            52
North Bergen Township,
   New Jersey GO AMBAC
   5.000%, 08/15/09                  75            74
North Brunswick Township,
   New Jersey GO
   6.125%, 05/15/04                  24            26
North Brunswick Township,
   New Jersey Board of
   Education GO
   6.300%, 02/01/12                 150           161
Ocean County, New Jersey GO
   5.650%, 07/01/03                  75            79
Ocean County, New Jersey
   Utilities Authority Wastewater
   Revenue Bond
   5.125%, 01/01/11                  75            74
Secaucus, New Jersey Utilities
   Authority Sewer
   Revenue Bond, Series A
   6.100%, 12/01/10                  60            65
South Brunswick Township,
   New Jersey GO
   5.950%, 08/01/14                 100           104
South Monmouth, New Jersey
   Regional Sewer Authority
   Revenue Bond MBIA
   5.550%, 01/15/06                  50            52

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
West Windsor Township,
   New Jersey Parking Authority
   Revenue Bond
   6.100%, 12/01/12               $  50     $      53
                                           ----------
                                                1,706
                                           ----------
PENNSYLVANIA -- 3.7%
Allegheny County, Pennsylvania
   Hospital Development Revenue
   Bond for Presbyterian University
   Hospital Project,
   Series B2 (A) (B) (C)
   4.200%, 03/01/18                  70            70
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $1,729)                                   1,776
                                           ----------

CASH EQUIVALENT -- 4.2%
SEI Institutional Tax
   Free Portfolio                    79            79
                                           ----------
TOTAL CASH EQUIVALENT
(Cost $79)                                         79
                                           ----------
TOTAL INVESTMENTS -- 98.9%
(Cost $1,808)                                   1,855
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.1%                                     20
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value --100 million authorized)
   based on 145,400 outstanding shares          1,429
Portfolio Shares -- Class A ($0.001
   par value --100 million authorized)
   based on 39,208 outstanding shares             402
Accumulated Net Realized Loss
   on Investments                                  (3)
Net Unrealized Appreciation
   on Investments                                  47
                                           ----------
TOTAL NET ASSETS -- 100.0%                     $1,875
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.16
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.15
                                           ==========
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSOR OF THE PUT DEMAND DATE OR MATURITY DATE.
(C) SECURITY IS HELD IN CONNECTION WITH A LETTER OF CREDIT OR STANDBY BOND PURCHASE AGREEMENT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CG -- COUNTY GUARANTY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS


   TREASURY RESERVE

   [PIE CHART]
   U.S. TREASURY SECURITIES         38%
   CASH EQUIVALENTS                 62%

   % OF TOTAL PORTFOLIOS INVESTMENTS
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 38.3%
U.S. Treasury Bills+
   5.356%, 08/14/97             $15,000    $   14,905
   5.662%, 08/21/97              10,000         9,924
   5.901%, 08/21/97              10,000         9,921
   5.328%, 08/28/97               9,000         8,926
   5.404%, 09/04/97              15,000        14,859
   5.581%, 09/11/97              15,000        14,839
   5.539%, 09/18/97              10,000         9,883
   5.643%, 10/02/97              10,000         9,860
   5.597%, 10/09/97              15,000        14,776
5.589%, 10/16/97                 15,000        14,760
   5.508%, 11/13/97              10,000         9,804
   5.564%, 11/13/97              10,000         9,800
   5.361%, 12/11/97              10,000         9,768
   5.624%, 01/08/98               8,500         8,260
   5.592%, 02/05/98               7,000         6,774
   5.648%, 03/05/98              10,000         9,630
   5.806%, 04/02/98              10,000         9,579
   5.796%, 04/30/98              10,000         9,538
   5.587%, 05/28/98              10,000         9,512
U.S. Treasury Notes
   5.550%, 07/31/97               8,500         8,499
   5.750%, 10/31/97              12,000        12,000
   5.375%, 11/30/97              13,000        12,993
   5.250%, 12/31/97              12,000        11,985
   5.625%, 01/31/98              15,000        15,001
U.S. Treasury STRIPS+
   5.400%, 08/15/97              20,000        19,871
   5.684%, 11/15/97              15,300        14,985
   5.710%, 02/15/98              10,000         9,658
   5.725%, 05/15/98              14,600        13,899
                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $324,209)                               324,209
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENTS -- 62.1%
Aubrey  Lanston  5.90%,  dated  06/30/97,  matures  07/01/97,  repurchase  price
   $198,032,450 (collateralized by various U.S. Treasury Notes, ranging in par value $25,089,000- $49,877,000, 5.125%-8.25%, 04/30/98-06/30/02; total
   market value $202,064,598)  $198,000      $198,000
First  National  Bank  of  Chicago  5.95%,  dated  06/30/97,  matures  07/01/97, repurchase price $38,350,337 (collateralized by various U.S. Treasury Notes, ranging in par value $4,438,000- $26,115,000, 5.75%-8.00%, 10/31/00-05/15/01;
   total market
   value $39,237,251)            38,344        38,344
Goldman Sachs
   5.80%, dated 06/30/97, matures
   07/01/97, repurchase price $23,003,706
   (collateralized by various U.S. Treasury
   Notes, ranging in par value
   $2,393,000- $20,607,000, 9.125%,
   05/15/99; total market value
   $23,548,457)                  23,000        23,000
Hong Kong Shanghai Bank 5.80%,  06/30/97,  matures  07/01/97,  repurchase  price
   $20,003,222 (collateralized by various U.S. Treasury Notes, ranging in par value $8,035,000-$11,965,000, 5.75%-7.25%, 08/15/03-05/15/04; total market value
   $20,540,214)                  20,000        20,000
Merrill  Lynch  5.60%,  dated  06/30/97,  matures  07/01/97,   repurchase  price
   $30,004,667 (collateralized by U.S. Treasury Note, par value $30,260,000, 6.125%, 05/15/98;
   market value $30,580,756)     30,000        30,000
Sanwa Bank
   5.85%,  dated  06/30/97,  matures  07/01/97,  repurchase  price  $197,032,013
   (collateralized by various U.S. Treasury Notes, ranging in par value $19,628,000- $52,052,000, 6.00%-8.875%, 07/15/98-02/15/99; total market
   value $200,973,619)          197,000       197,000
Swiss Bank
   5.875%,  dated  06/30/97,  matures  07/01/97,  repurchase  price  $20,003,264
   (collateralized  by  U.S.  Treasury  Note,  par  value  $20,765,000,  5.625%,
   11/30/00;
   market value $20,480,520)     20,000        20,000
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $526,344)                               526,344
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   TREASURY RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
TOTAL INVESTMENTS -- 100.4%
(Cost $850,553)                              $850,553
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.4%)                               (3,023)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par value -- 1,250 million authorized) based on 835,378,664 outstanding shares 835,379
Portfolio Shares -- Class C ($0.001 par value -- 1,250 million authorized) based on 12,144,618 outstanding shares 12,145
Accumulated Net Realized Gain
   on Investments                                   6
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $847,530
                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS C                   $1.00
                                           ==========
+ YIELD TO MATURITY
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   CASH RESERVE

   [PIE CHART]
   U.S. GOVERNMENT SECURITIES        6%
   CASH EQUIVALENTS                 15%
   CORPORATE SECURITIES             79%


   % OF TOTAL INVESTMENTS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
COMMERCIAL PAPER -- 48.8%
BANKING -- 9.7%
Abbey National Bank
   5.725%, 08/11/97             $10,000   $     9,936
Abn Amro North
   American Finance
   5.479%, 07/09/97              15,000        14,982
   5.392%, 07/28/97               2,000         1,992
Banc One Funding
   5.630%, 07/29/97              10,000         9,957
Banc One Guaranteed Funding
   5.688%, 07/30/97              13,000        12,941
Bank of America
   5.690%, 08/04/97              15,000        14,921
Deutsche Bank
   5.680%, 07/07/97              15,000        14,986
Society Generale
   5.900%, 06/16/98               9,000         8,991
                                           ----------
                                               88,706
                                           ----------
FINANCIAL SERVICES -- 19.1%
Asset Securitization
   5.713%, 07/15/97              15,000        14,967
   5.722%, 07/21/97              10,000         9,969
   5.689%, 08/11/97               7,500         7,452
   5.680%, 09/03/97               6,050         5,990
Eureka Securitization
   5.711%, 07/31/97              15,000        14,930
   5.647%, 09/15/97              11,500        11,365
Goldman Sachs
   5.576%, 07/02/97               3,000         3,000
   5.533%, 07/22/97               5,000         4,984
   5.676%, 08/20/97              10,000         9,922
Merrill Lynch
   5.494%, 07/01/97               5,000         5,000
   5.726%, 07/22/97               7,000         6,977
   5.808%, 10/31/97              10,000         9,808
   5.835%, 12/02/97               7,500         7,318

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS


-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Morgan Stanley
   5.518%, 07/15/97            $  5,000   $     4,990
   5.689%, 07/16/97              10,000         9,977
   5.650%, 09/16/97              10,000         9,881
New Center Asset Trust
   5.464%, 07/28/97               3,000         2,988
   5.707%, 11/25/97              10,000         9,773
Paccar Financial
   5.566%, 07/02/97              20,000        19,997
   5.563%, 09/23/97               5,000         4,937
                                           ----------
                                              174,225
                                           ----------
INDUSTRIAL -- 19.2%
Cafco
   5.591%, 07/15/97              12,800        12,772
Caisse de Depots En
   Consignations
   5.600%, 07/08/97               8,000         7,991
   5.730%, 08/06/97              18,880        18,773
Campbell Soup
   5.617%, 07/15/97              11,900        11,875
Ford Motor
   5.689%, 08/05/97              10,000         9,946
Ford Motor Credit
   5.560%, 07/08/97               7,000         6,992
   5.693%, 07/21/97              17,000        16,947
General Electric Credit
   5.707%, 08/12/97              10,000         9,934
General Electric Capital
   5.546%, 08/26/97              10,000         9,917
   5.665%, 10/21/97              10,000         9,827
Mitsubishi International
   5.580%, 07/07/97              15,000        14,986
Mobil Australia
   6.201%, 07/01/97               8,097         8,097
Norwest Financial
   5.628%, 09/22/97              15,000        14,808
Pitney Bowes Credit
   5.643%, 09/26/97               3,600         3,552
   5.851%, 10/02/97               4,000         3,941
Southwestern Bell Capital
   Communications
   5.607%, 07/22/97               5,250         5,233
Swedish Export Credit
   5.497%, 07/16/97              10,000         9,978
                                           ----------
                                              175,569
                                           ----------
UTILITIES -- 0.8%
National Rural Utilities
   5.614%, 09/19/97               7,200         7,111
                                           ----------
TOTAL COMMERCIAL PAPER
(Cost $445,611)                               445,611
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.0%
FHLB
   6.000%, 09/24/97            $  6,500    $    6,508
   5.350%, 12/10/97              18,350        18,347
5.810%, 01/23/98                 11,000        11,000
   5.805%, 02/13/98              13,400        13,400
   5.850%, 03/17/98               5,000         5,000
                                           ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $54,255)                                 54,255
                                           ----------

CORPORATE OBLIGATIONS -- 18.0%
BANKING -- 2.2%
Abbey National Bank  (A)
   5.575%, 02/25/98              20,000        19,983
                                           ----------
FINANCIAL SERVICES -- 9.1%
Abbey National Treasury
   Services (A)
   5.650%, 04/15/98              10,000         9,996
American Express (A)
   5.658%, 09/11/97              10,000        10,000
Associates of North America (A)
   5.570%, 03/02/98              15,000        14,993
Associates of North America
   6.625%, 11/15/97              10,000        10,028
Credit Suisse (A)
   5.628%, 03/13/98              10,000        10,000
Goldman Sachs
   6.100%, 04/15/98               6,825         6,827
Morgan Stanley (A)
   5.638%, 11/07/97               9,375         9,375
Paccar Financial (A)
   5.568%, 06/18/98              12,000        11,993
                                           ----------
                                               83,212
                                           ----------
INDUSTRIAL -- 6.7%
Amex Centurian (A)
   5.658%, 09/12/97               6,000         6,000
E.I. DuPont de Nemours
   5.590%, 10/08/97               5,000         5,000
   8.650%, 12/01/97               5,000         5,061
Ford Motor Credit
   8.000%, 12/01/97               3,460         3,486
   6.350%, 02/12/98               1,800         1,806
Gannett
   5.250%, 03/01/98              10,000         9,959
General Electric Capital
   7.620%, 11/18/97               4,500         4,527
Province of Ontario
   5.700%, 10/01/97              10,000        10,004
Rabobank Nederland
   6.500%, 08/05/97               1,160         1,160
Toyota Motor Credit (A)
   5.680%, 09/26/97              10,000        10,000
Wal-Mart Stores
   5.500%, 03/01/98               4,000         3,997
                                           ----------
                                               61,000
                                           ----------
TOTAL CORPORATE OBLIGATIONS
(Cost $164,195)                               164,195
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   CASH RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
TIME DEPOSITS -- 5.5%
First Union Bank
   6.000%, 07/01/97             $10,000        10,000
Sumitomo Bank
   6.125%, 07/01/97              40,000        40,000
                                           ----------
                                               50,000
                                           ----------
TOTAL TIME DEPOSITS
(Cost $50,000)                                 50,000
                                           ----------

INSURANCE FUNDING AGREEMENTS -- 4.7%
Allstate (A)
   5.745%, 07/01/97              18,000        18,000
Pacific Mutual Insurance (A)
   5.721%, 07/01/97              25,000        25,000
                                           ----------
INSURANCE FUNDING AGREEMENTS
(Cost $43,000)                                 43,000
                                           ----------

MASTER NOTES -- 1.5%
Associates Corporation of
   North America (A)
   5.497%, 07/01/97              13,991        13,991
SLMA (A)
   5.220%, 07/01/97                   3             3
                                           ----------
                                               13,994
                                           ----------
TOTAL MASTER NOTES
(Cost $13,994)                                 13,994
                                           ----------

CERTIFICATES OF DEPOSIT -- 10.0%
BANKING -- 8.9%
Barclays Bank PLC
   5.910%, 03/09/98              14,750        14,747
   5.940%, 06/19/98               5,000         4,997
Nat West Bank
   5.860%, 03/10/98              10,000         9,995
National Westminster Bank PLC
   5.940%, 06/26/98              15,000        14,992
Societe Generale
   6.350%, 04/15/98              10,000        10,003
   6.080%, 06/09/98              10,000         9,996
Swiss Bank
   5.976%, 03/19/98               7,000         6,999
   6.020%, 06/12/98              10,000        10,003
                                           ----------
                                               81,732
                                           ----------
FINANCIAL SERVICES -- 1.1%
Credit Suisse
   6.310%, 04/16/98              10,000        10,000
                                           ----------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $91,732)                              $  91,732
                                           ----------

ASSET-BACKED SECURITIES -- 1.8%
Capita Equipment Receivables
   Trust, Series 1996-1, Class A1
   5.600%, 10/15/97            $  2,077   $     2,078
Goldman Sachs, Investment
   Trust Series 1997-C, Class N (A)
   5.688%, 02/17/10              15,000        15,000
                                           ----------
TOTAL ASSET-BACKED SECURITIES
(Cost $17,078)                                 17,078
                                           ----------

REPURCHASE AGREEMENTS -- 3.8%
First National Bank of Chicago
   5.95%, dated 06/30/97, matures 07/01/97,
   repurchase price $1,549,256 (collateralized
   by U.S. Treasury Note, par value
   $1,555,000, 6.25%, 02/28/02; market value
   $1,582,990)                    1,549         1,549
Swiss Bank
   5.95%,  dated  06/30/97,  matures  07/01/97,   repurchase  price  $33,246,494
   (collateralized  by  U.S.  Treasury  Note,  par  value  $33,405,000,   6.50%,
   04/30/99;
   market value $34,039,695)     33,241        33,241
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $34,790)                                 34,790
                                           ----------
TOTAL INVESTMENTS -- 100.1%
(Cost $914,655)                               914,655
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.1%)                                 (711)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001
   par value -- 1 billion authorized)
   based on 886,387,843 outstanding shares    886,388
Portfolio Shares -- Class C ($0.001
   par value -- 1 billion authorized)
   based on 27,696,662 outstanding shares      27,697
Accumulated Net Realized Loss
   on Investments                                (141)
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $913,944
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS Y                         $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS C                         $1.00
                                           ==========

(A) VARIABLE RATE SECURITIES -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.
FHLB -- FEDERAL HOME LOAN BANK
PLC -- PUBLIC LIMITED COMPANY
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS


TAX-FREE RESERVE

[PIE CHART]
TAX-EXEMPT COMMERCIAL PAPER         38%
ANTICIPATION NOTES                   8%
GENERAL OBLIGATIONS                  2%
REVENUE BONDS                       42%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 102.8%
ALASKA -- 1.6%
City of Valdez Alaska TECP
   3.650%, 08/08/97              $1,500    $    1,500
Valdez, Alaska Exxon Pipeline
   Company Project (A) (B)
   4.000%, 07/01/97                 500           500
                                           ----------
                                                2,000
                                           ----------
ARIZONA -- 0.6%
Flagstaff Arizona TECP
   3.800%, 09/08/97                 750           750
                                           ----------
CALIFORNIA -- 0.3%
Santa Clara, California Electric
   Revenue Bond, Series A (A) (B)
   4.000%, 07/01/97                 340           340
                                           ----------
DELAWARE -- 1.8%
Delaware State Econ TECP
   3.800%, 09/08/97                 750           750
Wilmington, Delaware Franciscan
   Health System (A) (B)
   4.100%, 07/01/97                 800           800
Wilmington, Delaware Hospital
   Revenue Bond for Franciscan
   Health Systems Project,
   Series A (A) (B) (C)
   4.100%, 07/01/97                 700           700
                                           ----------
                                                2,250
                                           ----------
FLORIDA -- 3.1%
Dade County, Florida Capital
   Asset Series 1990 (A) (B) (C)
   4.450%, 07/01/97               1,000         1,000
Sunshine State Florida TECP
   3.600%, 08/14/97               2,800         2,800
                                           ----------
                                                3,800
                                           ----------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
ILLINOIS -- 8.6%
Chicago, Illinois Equipment Notes
   3.600%, 12/04/97              $2,000    $    2,000
Chicago, Illinois O'Hare
   International Airport Revenue
   Industrial Lien, Series C (A) (B)
   4.100%, 07/01/97               1,500         1,500
Illinois Development Finance
   Authority Revenue Bond
   (A) (B) (C)
   4.150%, 07/02/97               1,800         1,800
Illinois Development Finance
   Authority Illinois Power
   Company Project, Series B (A)
   4.150%, 07/02/97               1,400         1,400
Illinois State Pollution Control
   Authority Amoco Oil Company
   Project (A) (B)
   4.000%, 07/01/97                 100           100
Illinois State Toll Highway
   Authority, Series B
   MBIA (A) (B)
   4.150%, 07/01/97               2,400         2,400
St Charles, Illinois Revenue
   Bond (A) (B) (C)
   4.200%, 07/01/97               1,300         1,300
                                           ----------
                                               10,500
                                           ----------
INDIANA -- 5.0%
City of Mount Vernon
   Indiana TECP
   3.750%, 08/13/97               2,000         2,000
Gary, Indiana Industrial
   Environmental Improvement
   Authority U.S. Steel
   Corporation Project (A) (B)
   4.100%, 07/15/97               1,600         1,600
Sullivan, Indiana TECP
   3.650%, 08/12/97               2,535         2,535
                                           ----------
                                                6,135
                                           ----------
IOWA -- 0.3%
Des Moines, Iowa Commercial
   Development Revenue Bond
   Capitol Center III Project (A) (B)
   4.150%, 07/01/97                 400           400
                                           ----------
KANSAS -- 4.6%
Burlington Kansas Power and
   Light TECP
   3.750%, 09/12/97               2,000         2,000
Burlington, Kansas TECP
   3.900%, 09/05/97               1,500         1,500
   3.750%, 09/08/97                 600           600
   3.750%, 09/10/97               1,450         1,450
Wichita, Kansas Revenue Bond
   Wichita Health Systems Project,
   Series XXV (A) (B)
   4.350%, 07/02/97                 100           100
                                           ----------
                                                5,650
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   TAX-FREE RESERVE (CONTINUED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
KENTUCKY -- 1.6%
Mayfield, Kentucky Multi-City
   Lease Revenue Bond Kentucky
   League of Cities Funding
   Project (A)
   4.300%, 07/01/97              $2,000   $     2,000
                                           ----------
LOUISIANA -- 5.9%
De Soto Parish, Louisiana Central
   Louisiana Electric Company
   Pollution Control Revenue
   Bond (A) (B)
   4.150%, 07/02/97                 700           700
Jefferson Parish, Louisiana
   Industrial Development Board
   George J. Ackel, Sr.
   Project (A) (B)
   4.200%, 07/01/97               3,750         3,750
Saint Charles Parish, Louisiana
   Pollution Control Shell Oil
   Company Project,
   Series B (A) (B)
   4.000%, 07/01/97                 750           750
South Louisiana Port Common
   Marine Term Revenue Refunding-
   Occidental Petroleum (A) (B) (C)
   4.150%, 07/01/97               2,000         2,000
                                           ----------
                                                7,200
                                           ----------
MASSACHUSETTS -- 1.6%
Massachusetts State GO,
   Series B (A) (B)
   4.000%, 12/01/97               2,000         2,000
                                           ----------
MICHIGAN -- 1.2%
Cornell Township, Michigan
   Environment Improvement
   Authority Escanaba Paper
   Company Project (A) (B)
   4.000%, 07/01/97                 450           450
Delta County, Michigan
   Environmental Improvement
   Authority Mead Escambia
   Paper, Series C (A) (B)
   4.100%, 07/01/97                 700           700
Michigan State Consumers
   Power Project (A) (B)
   4.050%, 07/01/97                 300           300
                                           ----------
                                                1,450
                                           ----------
MINNESOTA -- 1.2%
Rochester, Minnesota TECP
   3.700%, 08/20/97               1,500         1,500
                                           ----------
MISSISSIPPI -- 1.4%
Clairborne County, Mississippi
   TECP
   3.700%, 07/25/97               1,000         1,000
Jackson County, Mississippi
   Chevron USA Incorporated
   Project (A) (B)
   4.000%, 07/01/97                 700           700
                                           ----------
                                                1,700
                                           ----------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
MISSOURI -- 1.8%
Missouri State Environmental
   Improvement & Energy
   Pollution Control Revenue
   Bond (A) (B)
   3.950%, 12/01/97              $1,800    $    1,800
Missouri State Health and
   Educational Facilities Authority
   Washington University
   Series A (A) (B) (C)
   4.100%, 07/01/97                 400           400
                                           ----------
                                                2,200
                                           ----------
MONTANA -- 0.3%
Forsyth, Montana Pollution
   Control Revenue Bond Portland
   General Electric Project (A) (B)
   4.150%, 07/01/97                 200           200
Forsyth, Montana Pollution Control
   Revenue Bond, Series B Portland
   General Electric Project (A) (B)
   4.150%, 07/01/97                 100           100
                                           ----------
                                                  300
                                           ----------
NEVADA -- 2.1%
Clark County, Nevada Industrial
   Development Revenue
   Series C (A) (B)
   4.200%, 07/01/97               1,000         1,000
Nevada State Housing Division
   Multi Unit Park,
   Series A (A) (B)
   4.250%, 07/01/97               1,500         1,500
                                           ----------
                                                2,500
                                           ----------
NEW MEXICO -- 0.8%
Albuquerque, New Mexico Gross
   Receipts Revenue Bond
   (A) (B) (C)
   4.200%, 07/02/97               1,000         1,000
                                           ----------
NEW YORK -- 1.6%
New York City, New York Municipal
   Water Finance Authority Municipal
   Water and Sewer Systems,
   Series C FGIC (A) (B)
   4.150%, 07/15/97               2,000         2,000
                                           ----------
NORTH CAROLINA -- 5.4%
Lexington, North Carolina
   Lexington Memorial Hospital
   Project (A) (B)
   4.200%, 07/01/97               4,500         4,500
North Carolina Eastern
   Municipal Power (A) (B)
   8.000%, 01/01/98               1,305         1,357
Wake County, North Carolina
   Carolina Power & Light
   Company (A) (B)
   4.150%, 07/02/97                 800           800
                                           ----------
                                                6,657
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
OREGON -- 0.3%
Port of St. Helens Portland,
   Oregon Pollution Control
   Revenue Bond (A) (B)
   4.050%, 07/01/97             $   400   $       400
                                           ----------
PENNSYLVANIA -- 14.7%
Allegheny County, Pennsylvania
   Hospital Development Revenue
   Bond for Presbyterian University
   Hospital Project, Series B1
   (A) (B) (C)
   4.200%, 07/01/97                 290           290
Allegheny County, Pennsylvania
   Hospital Development Revenue
   Bond for Presbyterian University
   Hospital Project, Series B3 (A) (B)
   4.200%, 07/01/97               1,005         1,005
Beaver County, Pennsylvania
   Industrial Development
   Authority Revenue Bond for
   Duquesne Light Company
   Project, Series B (A) (B) (C)
   4.050%, 07/01/97                 100           100
Lehigh County, Pennsylvania
   Industrial Development
   Authority Pollution
   Control (A) (B)
   3.800%, 07/01/97                 200           200
Montgomery County,
   Pennsylvania TECP
   3.850%, 08/21/97               1,200         1,200
   3.600%, 07/10/97               2,300         2,300
   3.650%, 07/28/97               2,000         2,000
Pennsylvania State Higher
   Education Authority Carnegie
   Mellon University,
   Series D (A) (B)
   4.150%, 07/01/97                 700           700
Pennsylvania State Higher
   Educational Facilities Authority
   Hospital Revenue Bond for
   Thomas Jefferson University
   Project Pre-Refunded
   @ 102 (D)
   8.000%, 01/01/98               1,910         1,988
Pittsburgh, Pennsylvania Water
   and Sewer Authority Revenue
   Bond Series A FGIC
   3.750%, 09/01/97               1,500         1,499
Temple University Pennsylvania GO
   4.750%, 05/18/98               1,000         1,007
Washington County, Pennsylvania
   Lease Revenue Bond
    (A) (B) (C)
   4.200%, 07/01/97               2,440         2,440
West Whiteland Township,
   Pennsylvania GO
   3.400%, 12/01/97                 245           245
Wissahickon, Pennsylvania
   School District GO
   4.500%, 11/15/97               1,125         1,128

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
York, Pennsylvania General
   Authority Revenue Bond (A) (B)
   4.150%, 07/01/97              $2,000    $    2,000
                                           ----------
                                               18,102
                                           ----------
PUERTO RICO -- 1.6%
Puerto Rico Commonwealth
   TRAN Series A
   4.000%, 07/30/97               2,000         2,001
                                           ----------
SOUTH CAROLINA -- 2.5%
Berkley County, South Carolina
   Pollution Control Revenue
   Bond for Amoco Chemical
   Project (A) (B) (C)
   4.000%, 07/01/97                 200           200
Richland County, South Carolina
   Hospital Facilities Revenue
   Bond Sunhealth-Orangeburg
   Project, Series C-2 (A) (B)
   4.450%, 07/02/97                 450           450
York County, South Carolina
   Pollution Control Revenue Bond
   Electric Project, Series
   NRU-84N-2 (A) (B)
   4.200%, 07/02/97                 400           400
York County, South Carolina
   Pollution Control Revenue
   for Saluda River Project
   National Rural
   3.500%, 08/15/97               2,000         2,000
                                           ----------
                                                3,050
                                           ----------
TEXAS -- 17.4%
Camp County, Texas Industrial
   Development Corporation
   Pollution Control Revenue
   Bond Texas Oil and Gas
   Project (A) (B)
   4.300%, 07/02/97                 500           500
Grapevine, Texas Industrial
   Development Authority
   Revenue Bond for American
   Airlines Project, Series B3
   (A) (B) (C)
   4.100%, 07/01/97                 500           500
Grapevine, Texas Industrial
   Development Authority
   Revenue Bond American
   Airlines Project, Series A2 (A) (B)
   4.100%, 07/01/97                 700           700
Grapevine, Texas Industrial
   Development Corporation
   American Airlines,
   Series A1 (A) (B)
   4.100%, 07/01/97                 200           200
Grapevine, Texas Industrial
   Development Corporation
   Revenue Bond American
   Airlines Project,
   Series B2 (A) (B)
   4.100%, 07/01/97                 200           200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   NET ASSETS
   AS OF
   JUNE 30, 1997

   TAX-FREE RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
Hunt County, Texas Industrial
   Development Authority Trico
   Industries Incorporated
   Project (A) (B)
   4.100%, 07/01/97              $1,600   $     1,600
North Central Texas Health
   Facilities Development Revenue
   Bond Baylor Medical Center
   Project, Series A, Pre-Refunded
   @ 102 (D)
   7.900%, 05/15/98                 500           526
Nueces County, Texas Health
   Facilities Authority Driscoll
   Childrens Foundation (A) (B)
   4.200%, 07/01/97               1,675         1,675
Port Corpus Christi Texas
   Industrial Development
   Corporation Refunding Revenue
   Bonds Series A (A) (B)
   4.200%, 07/01/97               2,000         2,000
Richardson Texas Independent
   School District (A) (B)
   3.620%, 09/04/97               3,000         3,000
San Antonio, Texas Electric and
   Gas Revenue Bond
   Pre-Refunded @ 102 (D)
   7.800%, 02/01/98               3,900         4,071
Texas State Higher Education
   Authority University and
   College Improvement,
   Series B FGIC (A) (B)
   4.150%, 07/02/97               1,350         1,350
Texas State TAN
   4.750%, 08/29/97               5,000         5,006
                                           ----------
                                               21,328
                                           ----------
VERMONT -- 1.1%
Vermont State Student Loan
   Assistance Corporation Student
   Loan Revenue Bond (A) (B)
   3.800%, 07/01/97               1,335         1,335
                                           ----------
VIRGINIA -- 7.5%
Chesapeake, Virginia TECP
   3.700%, 07/24/97               1,000         1,000
Penn Ports Virginia TECP
   3.800%, 08/07/97               1,500         1,500
Richmond, VA Housing Authority
   Old Manchester Project
   Series A (A) (B)
   4.300%, 07/01/97               3,250         3,250
Virginia State Housing
   Revenue Bonds
   3.800%, 06/10/98               3,500         3,500
                                           ----------
                                                9,250
                                           ----------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
WEST VIRGINIA -- 0.5%
Putnam County, West Virginiarity
   Industrial Development Authority
   FMC Corporation Project (A) (B)
   3.800%, 07/01/97             $   200    $      200
West Virginia State Hospital
   Finance Authority Revenue
   Bond Saint Mary's Hospital
   Project (A) (B)
   4.200%, 07/01/97                 400           400
                                           ----------
                                                  600
                                           ----------
ISCONSIN -- 0.5%
Lac Du Flambeau, Wisconsin Lake
   Superior Chippewa Indians
   Special Obligation Simpson
   Electric Project (A) (B)
   4.150%, 07/01/97                 600           600
                                           ----------
WYOMING -- 5.9%
Converse, Wyoming TECP
   3.650%, 07/07/97               2,600         2,600
Gillette County Wyoming TECP
   3.800%, 09/10/97               1,400         1,400
Lincoln County, Wyoming
   Resource Recovery Revenue
   Bond for Exxon Project,
   Series C (A) (B) (C)
   4.100%, 07/01/97               1,000         1,000
Platte County, Wyoming Pollution
   Control Revenue Bond,
   Series A (A) (B) (C)
   4.200%, 07/01/97               1,400         1,400
Platte County, Wyoming Pollution
   Control (A) (B)
   4.200%, 07/01/97                 500           500
Sublette County, Wyoming Exxon
   Project, Series 84 (A) (B)
   4.000%, 07/01/97                 300           300
                                           ----------
                                                7,200
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $126,198)                               126,198
                                           ----------
TOTAL INVESTMENTS -- 102.8%
(Cost $126,198)                               126,198
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET -- (2.8%)                               (3,417)
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS


--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par value -- 250 million  authorized)  based on 119,607,821 outstanding shares $119,608
Portfolio Shares -- Class C ($0.001
   par value -- 250 million authorized)
   based on 3,203,258 outstanding shares        3,203
Accumulated Net Realized Loss
   on Investments                                 (54)
Undistributed Net Investment Income                24
                                           ----------
TOTAL NET ASSETS -- 100.0%                   $122,781
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS Y                         $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS C                         $1.00
                                           ==========

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO --GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
(A) VARIABLE RATE SECURITIES--THE RATE REFLECTED ON THE STATEMENT OF THE NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSOR OF THE PUT DEMAND OR MATURITY DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENT
   OF
   OPERATIONS
   (000)

   FOR THE PERIOD
   ENDED
   JUNE 30, 1997


                                  COREFUND EQUITY FUNDS [SQUARE BULLET] COREFUND

                                                                                        ----------    -----------   -----------
                                                                                          EQUITY      CORE EQUITY      GROWTH
                                                                                        INDEX FUND      FUND(3)     EQUITY FUND
                                                                                        ----------    -----------   -----------
INVESTMENT INCOME
     Dividends                                                                            $ 3,973     $   6,777      $  1,346
     Interest                                                                                  37           763           371
     Less: Foreign taxes withheld                                                              --            --            --
                                                                                          -------     ---------       -------
       Total investment income                                                              4,010         7,540         1,717
                                                                                          -------     ---------       -------
EXPENSES:
     Investment advisory fees                                                                 800         3,459         1,024
     Less: waiver of investment advisory fees                                                (516)           --           (20)
     Administrative fees                                                                      500         1,169           341
     Less: waiver of administrative fees                                                     (167)         (260)         (116)
     Transfer agent fees & expenses                                                            44            80            30
     Custodian fees                                                                            --            --            --
     Professional fees                                                                         14            38            10
     Registration & filing fees                                                                25            17            12
     12b-1 fees-- individual shares                                                            --            32            10
     Taxes--other than income                                                                  10            --             5
     Printing fees                                                                             29            55            18
     Organizational costs                                                                      --            --            --
     Miscellaneous                                                                             15            23             4
                                                                                          -------     ---------       -------
       Total expenses                                                                         754         4,613         1,318
                                                                                          -------     ---------       -------
NET INVESTMENT INCOME                                                                       3,256         2,927           399
                                                                                          -------     ---------       -------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,  FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                           3,591        66,598        14,635
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                           --            --            --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                             --            --            --
     Net change in unrealized appreciation on investments                                  55,389        67,597        12,411
                                                                                          -------     ---------       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $62,236      $137,122       $27,445
                                                                                          =======     =========       =======

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                       $ 37.39      $  21.11        $15.43
                                                                                          =======     =========       =======
     CLASS A
       1Net asset value, redemption price                                                   37.37         21.13         15.39
        Maximum sales charge of 5.50%                                                        2.17          1.23          0.90
                                                                                          =======     =========       =======
       2Offering price                                                                    $ 39.54      $  22.36        $16.29
                                                                                          =======     =========       =======


                                                                                    -----------    ------------     --------
                                                                                      SPECIAL     INTERNATIONAL     BALANCED
                                                                                    EQUITY FUND    GROWTH FUND        FUND
                                                                                    -----------    ------------     --------
INVESTMENT INCOME
     Dividends                                                                       $    527       $  2,650        $ 1,027
     Interest                                                                             161            225          3,006
     Less: Foreign taxes withheld                                                          --           (196)            --
                                                                                     --------       --------        -------
       Total investment income                                                            688          2,679          4,033
                                                                                     --------       --------        -------
EXPENSES:
     Investment advisory fees                                                           1,006          1,131            789
     Less: waiver of investment advisory fees                                            (609)            --           (147)
     Administrative fees                                                                  168            355            282
     Less: waiver of administrative fees                                                  (49)          (128)           (97)
     Transfer agent fees & expenses                                                        12             28             19
     Custodian fees                                                                         8            216             --
     Professional fees                                                                     11             19              5
     Registration & filing fees                                                             7             13              5
     12b-1 fees-- individual shares                                                         4              5              9
     Taxes--other than income                                                               2              1              6
     Printing fees                                                                          9             37             14
     Organizational costs                                                                   2             --              6
     Miscellaneous                                                                         (4)            33              3
                                                                                     --------       --------        -------
       Total expenses                                                                     567          1,710            894
                                                                                     --------       --------        -------
NET INVESTMENT INCOME                                                                     121            969          3,139
                                                                                     --------       --------        -------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,  FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                       7,793          3,611          7,717
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                       --          1,679             --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                         --           (892)            --
     Net change in unrealized appreciation on investments                               3,603         16,581          6,601
                                                                                     --------       --------        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $11,517        $21,948        $17,457
                                                                                     ========       ========        =======

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                    $11.27       $  14.72       $  13.52
                                                                                     ========       ========        =======
     CLASS A
       1Net asset value, redemption price                                               11.25          14.70          13.52
        Maximum sales charge of 5.50%                                                    0.65           0.86           0.79
                                                                                     ========       ========        =======
       2Offering price                                                                 $11.90       $  15.56       $  14.31
                                                                                     ========       ========        =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID
  UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS  CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1
  MINUS THE MAXIMUM SALES CHARGE OF 5.50%.
3 THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

88 & 89

   STATEMENT
   OF
   OPERATIONS
   (000)

   FOR THE PERIOD
   ENDED
   JUNE 30, 1997


                            COREFUND FIXED INCOME FUNDS [SQUARE BULLET] COREFUND

                                                                            ----------    ------------   ------------      ------
                                                                            SHORT TERM       SHORT-
                                                                              INCOME      INTERMEDIATE    GOVERNMENT        BOND
                                                                               FUND         BOND FUND     INCOME FUND       FUND
                                                                            ----------    ------------   ------------      ------
INVESTMENT INCOME
     Interest                                                                $ 1,911         $10,913        $1,438        $13,350
                                                                             -------         -------        ------        -------
       Total Investment income                                                 1,911          10,913         1,438         13,350
                                                                             -------         -------        ------        -------
EXPENSES
     Investment advisory fees                                                    242             843           101          1,441
     Less: waiver of investment advisory fees                                   (160)           (379)          (14)          (759)
     Administrative fees                                                          82             421            51            487
     Less:waiver of administrative fees                                          (29)           (138)          (17)          (175)
     Transfer agent fees & expenses                                                6              29             5             46
     Custodian fees                                                               (3)             --            --            (35)
     Professional fees                                                             5              14             2             47
     Registration & filing fees                                                    3              12            (5)            18
     12b-1 fees-- individual shares                                               --               7             4              4
     Taxes--other than income                                                     --              10             7              2
     Printing fees                                                                 3              16             2             18
     Organizational costs                                                          2              --             6             --
     Miscellaneous                                                                 3               4             3             11
                                                                             -------         -------        ------        -------
       Total expenses                                                            154             839           145          1,105
                                                                             -------         -------        ------        -------
NET INVESTMENT INCOME                                                          1,757          10,074         1,293         12,245
                                                                             -------         -------        ------        -------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,  FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized (loss) gain from:
       Security transactions                                                      (8)            (26)         (156)          (735)
       Option transactions                                                        --              --            --             --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                              --              --            --             --
     Net unrealized appreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                      --              --            --             --
     Net change in unrealized appreciation (depreciation)
       on investments                                                             91             993           434          2,749
                                                                             -------         -------        ------        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $1,840         $11,041        $1,571        $14,259
                                                                             =======         =======        ======        =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                             $ 9.97        $   9.83        $ 9.76         $10.24
                                                                             =======         =======        ======        =======
     CLASS A
     1Net asset value, redemption price                                         9.96            9.83          9.76          10.24
      Maximum sales charge of 3.25% or 4.75%                                    0.33            0.33          0.33           0.51
                                                                             -------         -------        ------        -------
     2Offering price                                                          $10.29        $  10.16        $10.09         $10.75
                                                                             =======         =======        ======        =======

                                                                          ------      ------------    ------------     ----------
                                                                          GLOBAL      INTERMEDIATE    PENNSYLVANIA     NEW JERSEY
                                                                           BOND         MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                                           FUND         BOND FUND       BOND FUND       BOND FUND
                                                                          ------      ------------    ------------     ----------
INVESTMENT INCOME
     Interest                                                              $2,067         $  83          $  595           $  85
                                                                           ------         -----          ------          ------
       Total Investment income                                              2,067            83             595              85
                                                                           ------         -----          ------          ------
EXPENSES
     Investment advisory fees                                                 207             9              56               8
     Less: waiver of investment advisory fees                                 (32)           (6)            (56)             (8)
     Administrative fees                                                       86             4              28               4
     Less:waiver of administrative fees                                       (31)           (2)            (28)             (4)
     Transfer agent fees & expenses                                            16            (1)              2              --
     Custodian fees                                                             8            --              --              --
     Professional fees                                                          4            --               1              --
     Registration & filing fees                                                 4            (1)              2              --
     12b-1 fees-- individual shares                                             1             2               3               1
     Taxes--other than income                                                  --            --               1              --
     Printing fees                                                              9            --               1              --
     Organizational costs                                                       7             5               1               2
     Miscellaneous                                                             14             2               1               1
                                                                           ------         -----          ------          ------
       Total expenses                                                         293            12              12               4
                                                                           ------         -----          ------          ------
NET INVESTMENT INCOME                                                       1,774            71             583              81
                                                                           ------         -----          ------          ------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,  FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized (loss) gain from:
       Security transactions                                                  659            (6)             20              (3)
       Option transactions                                                 (1,242)           --              --              --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                        1,006            --              --              --
     Net unrealized appreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                  138            --              --              --
     Net change in unrealized appreciation (depreciation)
       on investments                                                        (287)           25             240              24
                                                                           ------         -----          ------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $2,048         $  90          $  843          $  102
                                                                           ======         =====          ======          ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                          $ 9.54        $10.05          $10.47          $10.16
                                                                           ======         =====          ======          ======
     CLASS A
     1Net asset value, redemption price                                      9.52         10.05           10.47           10.15
      Maximum sales charge of 3.25% or 4.75%                                 0.47          0.34            0.52            0.51
                                                                           ------         -----          ------          ------
     2Offering price                                                       $ 9.99        $10.39          $10.99          $10.66
                                                                           ======         =====          ======          ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID
  UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS  CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1
  MINUS THE MAXIMUM SALES CHARGE OF 3.25% FOR THE SHORT TERM INCOME, SHORT-INTERMEDIATE BOND, GOVERNMENT INCOME AND INTERMEDIATE MUNICIPAL BOND FUNDS AND 4.75% FOR THE BOND, GLOBAL BOND, PENNSYLVANIA MUNICIPAL BOND AND NEW JERSEY MUNICIPAL BOND FUNDS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

90 & 91

   STATEMENT
   OF
   OPERATIONS
   (000)

   FOR THE PERIOD
   ENDED
   JUNE 30, 1997

                            [SQUARE BULLET] COREFUND


   COREFUND MONEY MARKET FUNDS

                                              --------      -------   --------
                                              TREASURY       CASH     TAX-FREE
                                               RESERVE      RESERVE    RESERVE
                                              --------      -------   --------
INVESTMENT INCOME:
   Interest                                    $48,486      $48,651     $4,415
                                               -------      -------     ------
     Total investment income                    48,486       48,651      4,415
                                               -------      -------     ------
EXPENSES:
   Investment advisory fees                      3,607        3,542        494
   Less: waiver of investment advisory fees       (994)        (972)      (136)
   Administrative fees                           2,255        2,214        309
   Less: waiver of administrative fees            (783)        (768)      (107)
   Transfer agent fees & expenses                  169          143         20
   Professional fees                                68           55          4
   Registration & filing fees                       37           75          7
   12b-1 fees                                       37           57          8
   Taxes--other than income                         48           49          4
   Printing                                         92           93         12
   Miscellaneous                                    90           36         13
                                               -------      -------     ------
   Total expenses                                4,626        4,524        628
                                               -------      -------     ------
   NET INVESTMENT INCOME                        43,860       44,127      3,787
                                               -------      -------     ------
   NET REALIZED GAIN
     ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                    8            1         (1)
                                               -------      -------     ------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                           $43,868      $44,128     $3,786
                                               =======      =======     ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

   STATEMENT
   OF CHANGES
   IN NET ASSETS
   (000)

   FOR THE PERIODS
   ENDED
   JUNE 30,

                            [SQUARE BULLET] COREFUND


   COREFUND EQUITY FUNDS

                                                                                          ------------------   -------------------
                                                                                                EQUITY              CORE EQUITY
                                                                                             INDEX FUND(3)            FUND(4)
                                                                                          ------------------   -------------------
                                                                                           1997       1996       1997      1996(1)
                                                                                          ------     -------   -------    -------
OPERATIONS:
   Net investment income                                                                  $3,256     $ 2,673  $   2,927   $ 3,058
   Net realized gain on investments, forward foreign currency contracts
     and foreign currency                                                                  3,591       4,702     66,598    43,129
   Net unrealized appreciation on investments, forward foreign currency
     contracts and translation of assets and liabilites in foreign currencies             55,389      23,222     67,597    23,229
                                                                                        --------    --------   --------  --------
   Net increase in net assets resulting from operations                                   62,236      30,597    137,122    69,416
                                                                                        --------    --------   --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Retail Class (a)                                                                         --          --         --       (35)
     Institutional Class (a)                                                                  --          --         --    (2,133)
     Class Y (b)                                                                          (3,225)     (2,677)    (2,858)   (1,001)
     Class A (b)                                                                             (28)         --        (49)      (21)
   Net realized gains:
     Retail Class (a)                                                                         --          --         --    (1,150)
     Institutional Class (a)                                                                  --          --         --   (57,348)
     Class Y (b)                                                                          (1,484)     (3,835)   (35,253)       --
     Class A (b)                                                                              (6)         --       (977)       --
                                                                                        --------    --------   --------  --------
       Total dividends distributed                                                        (4,743)     (6,512)   (39,137)  (61,688)
                                                                                        --------    --------   --------  --------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                                             --         --          --        --
     Proceeds from shares issued                                                              --          --         --     1,033
     Reinvestment of cash distributions                                                       --          --         --     1,168
     Cost of shares redeemed                                                                  --          --         --      (674)
                                                                                        --------    --------   --------  --------
     Increase (decrease) in net assets from Retail Class transactions                         --         --          --     1,527
                                                                                        --------    --------   --------  --------
   Institutional Class (a):
     Exchanged for Class Y Shares                                                             --          --         --        --
     Proceeds from shares issued                                                              --          --         --    35,302
     Reinvestment of cash distributions                                                       --          --         --    58,151
     Cost of shares redeemed                                                                  --          --         --   (92,405)
                                                                                        --------    --------   --------  --------
     Increase (decrease) in net assets from Institutional Class transactions                  --          --         --     1,048
                                                                                        --------    --------   --------  --------
   Class Y (b):
     Proceeds from shares issued in merger (c)                                                --          --         --    34,310
     Proceeds from shares issued                                                          43,492      50,936     56,759    16,834
     Reinvestment of cash distributions                                                    4,960       6,064     38,110        --
     Cost of shares redeemed                                                             (30,407)    (27,288)   (89,855)  (23,221)
                                                                                        --------    --------   --------  --------
     Increase in net assets from Class Y transactions                                     18,045      29,712      5,014    27,923
                                                                                        --------    --------   --------  --------
   Class A (b):
     Proceeds from shares issued in merger (c)                                                --         --          --     2,807
     Proceeds from shares issued                                                           4,101          --      3,395       575
     Reinvestment of cash distributions                                                       34          --      1,038        --
     Cost of shares redeemed                                                                (103)        --      (2,376)     (549)
                                                                                        --------    --------   --------  --------
     Increase (decrease) in net assets from Class A transactions                           4,032          --      2,057     2,833
                                                                                        --------    --------   --------  --------
Increase in net assets derived from capital share transactions                            22,077      29,712      7,071    33,331
                                                                                        --------    --------   --------  --------
     Net increase in net assets                                                           79,570      53,797    105,056    41,059
                                                                                        --------    --------   --------  --------
NET ASSETS:
   Beginning of period                                                                   166,350     112,553    426,002   384,943
                                                                                        --------    --------   --------  --------
   End of period                                                                        $245,920    $166,350   $531,058  $426,002
                                                                                        ========    ========   ========  ========


                                                                                           -----------------      ----------------
                                                                                                GROWTH                SPECIAL
                                                                                              EQUITY FUND           EQUITY FUND
                                                                                           -----------------      ----------------
                                                                                            1997       1996       1997     1996(1)
                                                                                           -------    ------    -------  ---------
OPERATIONS:
   Net investment income                                                                  $    399   $   695    $   121   $   378
   Net realized gain on investments, forward foreign currency contracts
     and foreign currency                                                                   14,635    10,837      7,793     9,147
   Net unrealized appreciation (depreciation) on investments, forward foreign currency
     contracts and translation of assets and liabilites in foreign currencies               12,411    17,962      3,603     2,372
                                                                                          --------  --------    -------   -------
   Net increase in net assets resulting from operations                                     27,445    29,494     11,517    11,897
                                                                                          --------  --------    -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Retail Class (a)                                                                           --        --         --        --
     Institutional Class (a)                                                                    --        --         --        --
     Class Y (b)                                                                              (393)     (691)      (177)     (388)
     Class A (b)                                                                                (3)      (11)        (2)       (6)
   Net realized gains:
     Retail Class (a)                                                                           --        --         --        --
     Institutional Class (a)                                                                    --        --         --        --
     Class Y (b)                                                                           (13,864)   (2,808)   (13,011)   (8,564)
     Class A (b)                                                                              (404)      (63)      (307)     (113)
                                                                                          --------  --------    -------   -------
       Total dividends distributed                                                         (14,664)   (3,573)   (13,497)   (9,071)
                                                                                          --------  --------    -------   -------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                                               --        --         --      (984)
     Proceeds from shares issued                                                                --        --         --       166
     Reinvestment of cash distributions                                                         --        --         --       115
     Cost of shares redeemed                                                                    --        --         --       (29)
                                                                                          --------  --------    -------   -------
     Increase (decrease) in net assets from Retail Class transactions                           --        --         --      (732)
                                                                                          --------  --------    -------   -------
   Institutional Class (a):
     Exchanged for Class Y Shares                                                               --        --         --   (58,929)
     Proceeds from shares issued                                                                --        --         --     6,660
     Reinvestment of cash distributions                                                         --        --         --     8,821
     Cost of shares redeemed                                                                    --        --         --   (12,704)
                                                                                          --------  --------    -------   -------
     Increase (decrease) in net assets from Institutional Class transactions                    --        --         --   (56,152)
                                                                                          --------  --------    -------   -------
   Class Y (b):
     Proceeds from shares issued in merger (c)                                                  --        --         --    58,929
     Proceeds from shares issued                                                            38,807    24,852     13,884     2,827
     Reinvestment of cash distributions                                                     12,752     3,081     13,074        --
     Cost of shares redeemed                                                               (36,303)  (24,528)   (16,684)   (2,083)
                                                                                          --------  --------    -------   -------
     Increase in net assets from Class Y transactions                                       15,256     3,405     10,274    59,673
                                                                                          --------  --------    -------   -------
   Class A (b):
     Proceeds from shares issued in merger (c)                                                  --        --         --       984
     Proceeds from shares issued                                                             1,712       980      1,020        98
     Reinvestment of cash distributions                                                        410        71        310       --
     Cost of shares redeemed                                                                (1,001)     (530)      (121)       (3)
                                                                                          --------  --------    -------   -------
     Increase (decrease) in net assets from Class A transactions                             1,121       521      1,209     1,079
                                                                                          --------  --------    -------   -------
Increase in net assets derived from capital share transactions                              16,377     3,926     11,483     3,868
                                                                                          --------  --------    -------   -------
     Net increase in net assets                                                             29,158    29,847      9,503     6,694
                                                                                          --------  --------    -------   -------
NET ASSETS:
   Beginning of period                                                                     123,235    93,388     64,824    58,130
                                                                                          --------  --------    -------   -------
   End of period                                                                          $152,393  $123,235    $74,327   $64,824
                                                                                          ========  ========    =======   =======

                                                                                         -----------------        -----------------
                                                                                            INTERNATIONAL             BALANCED
                                                                                             GROWTH FUND                FUND
                                                                                         -----------------        -----------------
                                                                                          1997       1996          1997       1996
                                                                                         -------    -------       -------   -------
OPERATIONS:
   Net investment income                                                                 $   969    $ 1,286      $  3,139   $ 2,183
   Net realized gain on investments, forward foreign currency contracts
     and foreign currency                                                                  5,290     11,844         7,717     4,822
   Net unrealized appreciation (depreciation) on investments, forward foreign currency
     contracts and translation of assets and liabilites in foreign currencies             15,689      5,712         6,601     6,379
                                                                                        --------   --------      --------  --------
   Net increase in net assets resulting from operations                                   21,948     18,842        17,457    13,384
                                                                                        --------   --------      --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Retail Class (a)                                                                         --         --            --        --
     Institutional Class (a)                                                                  --         --            --        --
     Class Y (b)                                                                          (3,802)    (2,440)       (3,056)   (2,108)
     Class A (b)                                                                             (53)       (38)          (92)      (69)
   Net realized gains:
     Retail Class (a)                                                                         --         --            --        --
     Institutional Class (a)                                                                  --         --            --        --
     Class Y (b)                                                                          (8,375)      (548)       (5,885)     (840)
     Class A (b)                                                                            (130)       (10)         (184)      (32)
                                                                                        --------   --------      --------  --------
       Total dividends distributed                                                       (12,360)    (3,036)       (9,217)   (3,049)
                                                                                        --------   --------      --------  --------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                                             --         --            --        --
     Proceeds from shares issued                                                              --         --            --        --
     Reinvestment of cash distributions                                                       --         --            --        --
     Cost of shares redeemed                                                                  --        --             --        --
                                                                                        --------   --------      --------  --------
     Increase (decrease) in net assets from Retail Class transactions                         --         --            --        --
                                                                                        --------   --------      --------  --------
   Institutional Class (a):
     Exchanged for Class Y Shares                                                             --         --            --        --
     Proceeds from shares issued                                                              --         --            --        --
     Reinvestment of cash distributions                                                       --         --            --        --
     Cost of shares redeemed                                                                  --         --            --        --
                                                                                        --------   --------      --------  --------
     Increase (decrease) in net assets from Institutional Class transactions                  --         --            --        --
                                                                                        --------   --------      --------  --------
   Class Y (b):
     Proceeds from shares issued in merger (c)                                                --     16,130            --    38,306
     Proceeds from shares issued                                                          34,899     17,623        23,565    17,797
     Reinvestment of cash distributions                                                   11,015      2,732         8,737     2,494
     Cost of shares redeemed                                                             (31,528)   (23,593)      (29,150)  (27,174)
                                                                                        --------   --------      --------  --------
     Increase in net assets from Class Y transactions                                     14,386     12,892         3,152    31,423
                                                                                        --------   --------      --------  --------
   Class A (b):
     Proceeds from shares issued in merger (c)                                                --         59            --        95
     Proceeds from shares issued                                                             489        421         1,285       678
     Reinvestment of cash distributions                                                      178         46           293        96
     Cost of shares redeemed                                                                (506)      (592)         (833)     (360)
                                                                                        --------   --------      --------  --------
     Increase (decrease) in net assets from Class A transactions                             161        (66)          745       509
                                                                                        --------   --------      --------  --------
Increase in net assets derived from capital share transactions                            14,547     12,826         3,897    31,932
                                                                                        --------   --------      --------  --------
     Net increase in net assets                                                           24,135     28,632        12,137    42,267
                                                                                        --------   --------      --------  --------
NET ASSETS:
   Beginning of period                                                                   141,413    112,781       105,703    63,436
                                                                                        --------   --------      --------  --------
   End of period                                                                        $165,548   $141,413      $117,840  $105,703
                                                                                        ========   ========      ========  ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(A) RETAIL AND INSTITUTIONAL CLASS AMOUNTS FOR THE YEAR ENDED JUNE 30, 1996 REPRESENT ACTIVITY OF THE ACQUIRED CONESTOGA FUND FROM NOVEMBER 1, 1995 THROUGH APRIL 14, 1996.
(B) ON APRIL 22, 1996 SERIES A SHARES WERE REDESIGNATED CLASS Y SHARES, AND SERIES B SHARES WERE REDESIGNATED CLASS A SHARES.
(C) ON APRIL 15 & 22, 1996 THE CONESTOGA FUNDS WERE ACQUIRED BY COREFUNDS, INC.

(1) AMOUNTS REPRESENT CONESTOGA FUNDS ACTIVITY FROM NOVEMBER 1, 1995 THROUGH APRIL 14, 1996 AND COREFUND ACTIVITY FROM APRIL 15, 1996 TO JUNE 30, 1996.
(2) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS. (3) ON OCTOBER 9, 1996, THE EQUITY INDEX FUND CLASS A SHARES COMMENCED OPERATIONS.
(4) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

94 & 95

   STATEMENT
   OF CHANGES
   IN NET ASSETS
   (000)

   FOR THE PERIODS
   ENDED
   JUNE 30,

                            [SQUARE BULLET] COREFUND



   COREFUND FIXED INCOME FUNDS

                                                            -------------------  ----------------- -----------------
                                                                                     SHORT-
                                                                SHORT TERM        INTERMEDIATE        GOVERNMENT
                                                                INCOME FUND         BOND FUND         INCOME FUND
                                                            -------------------  ----------------- -----------------
                                                              1997      1996(1)   1997      1996     1997       1996
                                                            --------   --------  -------   ------- --------   ------
OPERATIONS:
   Net investment income                                    $  1,757   $ 1,174   $10,074   $ 4,696 $  1,293   $  892
   Net realized (loss) gain on investments, forward foreign
     currency contracts and foreign currency                      (8)      (81)      (26)     (987)    (156)      31
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                  91      (170)      993       156      434     (414)
                                                             -------   -------  --------  --------  -------  -------
   Net increase in net assets resulting from operations        1,840       923    11,041     3,865    1,571      509
                                                             -------   -------  --------  --------  -------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y (b)                                              (1,748)   (1,238)   (9,902)   (4,567)  (1,204)    (812)
     Class A (b)                                                  (9)       --      (172)     (123)     (90)     (78)
   Net realized gains:
     Retail Class (a)                                             --        --        --        --       --       --
     Institutional Class (a)                                      --       (32)       --        --       --       --
     Class Y (b)                                                  --        --        --        --       --       --
     Class A (b)                                                  --        --        --        --       --       --
                                                             -------   -------  --------  --------  -------  -------
       Total dividends distributed                            (1,757)   (1,270)  (10,074)   (4,690)  (1,294)    (890)
                                                             -------   -------  --------  --------  -------  -------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                 --        (1)       --        --       --       --
     Proceeds from shares issued                                  --        --        --        --       --       --
     Reinvestment of cash distributions                           --        --        --        --       --       --
     Cost of shares redeemed                                      --       (11)       --        --       --       --
                                                             -------   -------  --------  --------  -------  -------
     Decrease in net assets from Retail Class transactions        --       (12)       --        --       --       --
                                                             -------   -------  --------  --------  -------  -------
   Institutional Class (a):
     Exchanged for Class Y Shares                                 --   (29,918)       --        --       --       --
     Proceeds from shares issued                                  --     5,788        --        --       --       --
     Reinvestment of cash distributions                           --       931        --        --       --       --
     Cost of shares redeemed                                      --   (12,577)       --        --       --       --
                                                             -------   -------  --------  --------  -------  -------
     Decrease in net assets from Institutional
        Class transactions                                        --   (35,776)       --        --       --       --
                                                             -------   -------  --------  --------  -------  -------
   Class Y (b):
     Proceeds from shares issued in merger (c)                    --    29,918        --   113,422       --       --
     Proceeds from shares issued                              16,475     2,116    45,113    16,680    8,152    5,296
     Reinvestment of cash distributions                        1,808       203     9,516     3,735      612      412
     Cost of shares redeemed                                 (11,486)   (2,040)  (52,263)  (28,327)  (3,957)  (2,718)
                                                             -------   -------  --------  --------  -------  -------
     Increase (decrease) in net assets from
        Class Y transactions                                   6,797    30,197     2,366   105,510    4,807    2,990
                                                             -------   -------  --------  --------  -------  -------
   Class A (b):
     Proceeds from shares issued in merger (c)                    --         1        --     1,207       --       --
     Proceeds from shares issued                                 483        --       391       282      579      157
     Reinvestment of cash distributions                            9        --       143        85       85       70
     Cost of shares redeemed                                      (1)       --      (865)     (445)    (311)    (285)
                                                             -------   -------  --------  --------  -------  -------
     Increase (decrease) in net assets from
        Class A transactions                                     491         1      (331)    1,129      353      (58)
                                                             -------   -------  --------  --------  -------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                          7,288    (5,590)    2,035   106,639    5,160    2,932
                                                             -------   -------  --------  --------  -------  -------
     Net increase (decrease) in net assets                     7,371    (5,937)    3,002   105,814    5,437    2,551
                                                             -------   -------  --------  --------  -------  -------
NET ASSETS:
   Beginning of period                                        30,133    36,070   162,903    57,089   15,230   12,679
                                                             -------   -------  --------  --------  -------  -------
   End of period                                             $37,504   $30,133  $165,905  $162,903  $20,667  $15,230
                                                             =======   =======  ========  ========  =======  =======


                                                            ------------------       -----------------      ------------------
                                                                                                              INTERMEDIATE
                                                                  BOND                    GLOBAL                MUNICIPAL
                                                                  FUND                   BOND FUND              BOND FUND
                                                            ------------------       -----------------      ------------------
                                                              1997     1996(1)         1997     1996          1997      1996
                                                            --------   -------       --------  -------      --------  --------
OPERATIONS:
   Net investment income                                    $ 12,245   $ 8,196        $ 1,774  $ 1,851        $   71   $   46
   Net realized (loss) gain on investments, forward foreign
     currency contracts and foreign currency                    (735)   (1,252)           423    1,197            (6)      --
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies               2,749    (4,687)          (149)    (638)           25       13
                                                            --------  --------        -------  -------        ------  -------
   Net increase in net assets resulting from operations       14,259     2,257          2,048    2,410            90       59
                                                            --------  --------        -------  -------        ------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y (b)                                             (12,161)   (8,523)        (2,621)  (2,254)          (34)     (10)
     Class A (b)                                                 (84)      (56)           (13)     (11)          (37)     (35)
   Net realized gains:
     Retail Class (a)                                             --       (10)            --       --            --       --
     Institutional Class (a)                                      --    (1,458)            --       --            --       --
     Class Y (b)                                                  --        --             --       --            --       --
     Class A (b)                                                  --        --             --       --            --       --
                                                            --------  --------        -------  -------        ------  -------
       Total dividends distributed                           (12,245)  (10,047)        (2,634)  (2,265)          (71)     (45)
                                                            --------  --------        -------  -------        ------  -------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                 --    (1,294)            --       --            --       --
     Proceeds from shares issued                                  --       122             --       --            --       --
     Reinvestment of cash distributions                           --        44             --       --            --       --
     Cost of shares redeemed                                      --      (198)            --       --            --       --
                                                            --------  --------        -------  -------        ------  -------
     Decrease in net assets from Retail Class transactions        --    (1,326)            --       --            --       --
                                                            --------  --------        -------  -------        ------  -------
   Institutional Class (a):
     Exchanged for Class Y Shares                                 --  (194,533)            --       --            --       --
     Proceeds from shares issued                                  --    28,200             --       --            --       --
     Reinvestment of cash distributions                           --     7,057             --       --            --       --
     Cost of shares redeemed                                      --   (28,354)            --       --            --       --
                                                            --------  --------        -------  -------        ------  -------
     Decrease in net assets from Institutional
        Class transactions                                        --  (187,630)           --        --            --       --
                                                            --------  --------        -------  -------        ------  -------
   Class Y (b):
     Proceeds from shares issued in merger (c)                    --   194,533             --       --            --       --
     Proceeds from shares issued                              18,942    13,215            107    5,150           841      193
     Reinvestment of cash distributions                       12,215     1,409          2,670    1,604            12        8
     Cost of shares redeemed                                 (49,397)   (9,632)          (602)    (797)         (269)    (167)
                                                            --------  --------        -------  -------        ------  -------
     Increase (decrease) in net assets from
        Class Y transactions                                 (18,240)  199,525         2,175     5,957           584       34
                                                            --------  --------        -------  -------        ------  -------
   Class A (b):
     Proceeds from shares issued in merger (c)                    --     1,294             --       --             --      --
     Proceeds from shares issued                                 579        65             31        2            80      126
     Reinvestment of cash distributions                           78        13             15       10            37       31
     Cost of shares redeemed                                    (323)      (88)           (13)     (32)         (186)    (179)
                                                            --------  --------        -------  -------        ------  -------
     Increase (decrease) in net assets from
        Class A transactions                                     334     1,284             33      (20)          (69)     (22)
                                                            --------  --------        -------  -------        ------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                        (17,906)   11,853          2,208    5,937           515       12
                                                            --------  --------        -------  -------        ------  -------
     Net increase (decrease) in net assets                   (15,892)    4,063          1,622    6,082           534       26
                                                            --------  --------        -------  -------        ------  -------
NET ASSETS:
   Beginning of period                                       199,878   195,815         33,150   27,068         1,418    1,392
                                                            --------  --------        -------  -------        ------  -------
   End of period                                            $183,986  $199,878        $34,772  $33,150        $1,952  $ 1,418
                                                            ========  ========        =======  =======        ======  =======

                                                            ------------------    -------------------
                                                              PENNSYLVANIA            NEW JERSEY
                                                                 MUNICIPAL              MUNICIPAL
                                                                BOND FUND              BOND FUND
                                                            ------------------    -------------------
                                                              1997      1996          1997     1996
                                                            --------    ------    ---------    ------
OPERATIONS:
   Net investment income                                     $   583    $  234       $   81     $  77
   Net realized (loss) gain on investments, forward foreign
     currency contracts and foreign currency                      20       (30)          (3)       16
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                 240        36           24        (8)
                                                             -------   -------       ------   -------
   Net increase in net assets resulting from operations          843       240          102        85
                                                             -------   -------       ------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y (b)                                                (521)     (212)         (65)      (72)
     Class A (b)                                                 (62)      (21)         (16)       (5)
   Net realized gains:
     Retail Class (a)                                             --        --           --        --
     Institutional Class (a)                                      --        --           --        --
     Class Y (b)                                                  --        --           (8)       (9)
     Class A (b)                                                  --        --           (2)       (1)
                                                             -------   -------       ------   -------
       Total dividends distributed                              (583)     (233)         (91)      (87)
                                                             -------   -------       ------   -------
CAPITAL TRANSACTIONS (2):
   Retail Class (a):
     Exchanged for Class A Shares                                 --        --            --       --
     Proceeds from shares issued                                  --        --            --       --
     Reinvestment of cash distributions                           --        --            --       --
     Cost of shares redeemed                                      --        --            --       --
                                                             -------   -------       ------   -------
     Decrease in net assets from Retail Class transactions        --        --            --       --
                                                             -------   -------       ------   -------
   Institutional Class (a):
     Exchanged for Class Y Shares                                 --        --            --       --
     Proceeds from shares issued                                  --        --            --       --
     Reinvestment of cash distributions                           --        --            --       --
     Cost of shares redeemed                                      --        --            --       --
                                                             -------   -------       ------   -------
     Decrease in net assets from Institutional
        Class transactions                                        --        --           --        --
                                                             -------   -------       ------   -------
   Class Y (b):
     Proceeds from shares issued in merger (c)                    --     5,703           --        --
     Proceeds from shares issued                               3,530     1,175          525       438
     Reinvestment of cash distributions                          297       134           14        39
     Cost of shares redeemed                                  (2,772)     (397)        (388)     (625)
                                                             -------   -------       ------   -------
     Increase (decrease) in net assets from
        Class Y transactions                                   1,055     6,615          151      (148)
                                                             -------   -------       ------   -------
   Class A (b):
     Proceeds from shares issued in merger (c)                    --       684           --        --
     Proceeds from shares issued                               1,341       124           99       196
     Reinvestment of cash distributions                           56        17           15         4
     Cost of shares redeemed                                    (420)     (153)         (22)       (3)
                                                             -------   -------       ------   -------
     Increase (decrease) in net assets from
        Class A transactions                                     977       672           92       197
                                                             -------   -------       ------   -------
Increase (decrease) in net assets derived from capital
   share transactions                                          2,032     7,287          243        49
                                                             -------   -------       ------   -------
     Net increase (decrease) in net assets                     2,292     7,294          254        47
                                                             -------   -------       ------   -------
NET ASSETS:
   Beginning of period                                         9,883     2,589        1,621     1,574
                                                             -------   -------       ------   -------
   End of period                                             $12,175   $ 9,883       $1,875   $ 1,621
                                                             =======   =======       ======   =======


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(A) RETAIL AND INSTITUTIONAL CLASS AMOUNTS REPRESENT ACTIVITY OF THE ACQUIRED CONESTOGA FUND FROM NOVEMBER 1, 1995 THROUGH APRIL 21, 1996.
(B) ON APRIL 22, 1996 SERIES A SHARES WERE REDESIGNATED CLASS Y SHARES, AND SERIES B SHARES WERE REDESIGNATED CLASS A SHARES.
(C) ON APRIL 15 & 22, 1996 THE CONESTOGA FUNDS WERE ACQUIRED BY COREFUNDS, INC.
(1) AMOUNTS REPRESENT CONESTOGA FUNDS ACTIVITY FROM NOVEMBER 1, 1995 THROUGH APRIL 14, 1996 AND COREFUND ACTIVITY FROM APRIL 15, 1996 TO JUNE 30, 1996.
(2) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

96 & 97

   STATEMENT
   OF CHANGES
   IN NET ASSETS
   (000)

   FOR THE PERIODS
   ENDED
   JUNE 30


                            [SQUARE BULLET] COREFUND


   COREFUND MONEY MARKET FUNDS

                                                 --------------------  ---------------------- -------------------
                                                      TREASURY                 CASH                TAX-FREE
                                                       RESERVE                RESERVE               RESERVE
                                                 --------------------  ---------------------- -------------------
                                                   1997       1996        1997       1996       1997      1996
                                                 --------    --------  ----------    -------- ---------  --------
OPERATIONS:
   Net investment income                       $   43,860  $   29,926  $   44,127  $   32,976  $  3,787  $  2,300
   Net realized gain (loss) on securities
      transactions                                      8          (4)          1          (2)       (1)       --
                                               ----------  ----------  ----------  ----------  --------  --------
   Net increase in net assets resulting
      from operations                              43,868      29,922      44,128      32,974     3,786     2,300
                                               ----------  ----------  ----------  ----------  --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y (a)                                  (43,173)    (28,940)    (43,042)    (32,056)   (3,677)   (2,245)
     Class C (a)                                     (687)       (986)     (1,085)       (920)      (86)      (55)
                                               ----------  ----------  ----------  ----------  --------  --------
       Total dividends distributed                (43,860)    (29,926)    (44,127)    (32,976)   (3,763)   (2,300)
                                               ----------  ----------  ----------  ----------  --------  --------
CAPITAL SHARE TRANSACTIONS:
   Class Y (a)
     Proceeds from shares issued in merger (b)         --     397,193          --     220,190        --    51,375
     Proceeds from shares issued                2,548,964   2,291,733   2,154,887   1,319,098   392,069   223,212
     Reinvestment of cash distributions             4,246       5,323       3,136       3,471       229       216
     Cost of shares redeemed                   (2,610,396) (2,280,888) (2,061,985) (1,262,885) (376,938) (233,363)
                                               ----------  ----------  ----------  ----------  --------  --------
     (Decrease) increase in net assets
       from Class Y (a) transactions              (57,186)    413,361      96,038     279,874    15,360    41,440
                                               ----------  ----------  ----------  ----------  --------  --------
   Class C (a)
     Proceeds from shares issued in merger (b)         --         744          --       2,038        --     1,258
     Proceeds from shares issued                   12,429      32,271      44,890      34,793     3,779     2,753
     Reinvestment of cash distributions               264         440       1,023         905        79        53
     Cost of shares redeemed                      (19,933)    (35,682)    (37,956)    (35,584)   (3,506)   (2,738)
                                               ----------  ----------  ----------  ----------  --------  --------
     (Decrease) increase in net assets from
       Class C transactions                        (7,240)     (2,227)      7,957       2,152       352     1,326
                                               ----------  ----------  ----------  ----------  --------  --------
     (Decrease) increase in net assets derived
       from capital share transactions            (64,426)    411,134     103,995     282,026    15,712    42,766
                                               ----------  ----------  ----------  ----------  --------  --------
       Net (decrease) increase in net assets      (64,418)    411,130     103,996     282,024    15,735    42,766
                                               ----------  ----------  ----------  ----------  --------  --------
NET ASSETS:
   Beginning of period                            911,948     500,818    809,948      527,924   107,046    64,280
                                               ----------  ----------  ----------  ----------  --------  --------
   End of period                                 $847,530   $ 911,948    $913,944   $ 809,948  $122,781  $107,046
                                               ==========  ==========  ==========  ==========  ========  ========

(A) ON APRIL 22, 1996 SERIES A SHARES WERE REDESIGNATED CLASS Y AND SERIES B SHARES WERE REDESIGNATED CLASS C.
(B) ON APRIL 15 & 22, THE CONESTOGA FUNDS WERE AQUIRED BY COREFUNDS INC.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

   FINANCIAL
   HIGHLIGHTS

   FOR THE PERIODS
   ENDED
   JUNE 30,


   COREFUND EQUITY FUNDS

For a Share Outstanding Throughout the Period

                                                                                                    NET                    RATIO
         NET ASSET               REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS      NET               ASSETS      RATIO       OF NET
           VALUE        NET       UNREALIZED      FROM NET        FROM       ASSET VALUE            END      OF EXPENSES   INCOME
         BEGINNING  INVESTMENT GAINS OR (LOSSES) INVESTMENT      CAPITAL         END       TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN8   (000)    NET ASSETS  NET ASSETS
         ---------  ---------- ---------------- ------------- -------------  -----------  ------- ---------  ----------- ----------

-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y**
   1997   $28.47      $0.51        $ 9.16          $(0.51)      $(0.24)        $37.39     34.44%  $241,413     0.37%        1.63%
   1996    23.79       0.51          5.47           (0.51)       (0.79)         28.47     25.69    166,350     0.35         1.94
   1995    20.54       0.52          4.24           (0.52)       (0.99)         23.79     24.45    112,533     0.37         2.48
   1994    20.97       0.55         (0.43)          (0.55)          --          20.54      0.55     72,552     0.35         2.63
   1993    19.22       0.52          1.84           (0.52)       (0.09)         20.97     12.39     50,551     0.49         2.82
   1992    18.46       0.52          1.80           (0.48)       (1.08)         19.22     12.59     20,166     0.57         2.66
   19911   19.48       0.03         (0.94)          (0.02)       (0.09)         18.46     (4.64)+   12,117     0.97         1.79
   CLASS A
   199710 $29.62      $0.32        $ 8.05          $(0.38)      $(0.24)        $37.37     28.58%+   $4,507     0.37%        1.51%

--------------------
CORE EQUITY FUND(9)
--------------------
   CLASS Y*
   1997   $17.26      $0.12        $ 5.32          $(0.12)      $(1.47)        $21.11     33.10%  $515,015     0.98%        0.63%
   1996    17.07       0.14          1.49           (0.14)       (1.30)         17.26     19.24    414,824     0.97         1.15
   INSTITUTIONAL CLASS*
   1995    15.00       0.19          2.87           (0.19)       (0.80)         17.07     22.00    378,352     1.05         1.44
   CLASS A*
   1997   $17.28      $0.07        $ 5.32          $(0.07)      $(1.47)        $21.13     32.74%   $16,043     1.23%        0.38%
   1996    17.08       0.12          1.49           (0.11)       (1.30)         17.28     19.11     11,178     1.22         0.89
   RETAIL CLASS*
   1995    15.00       0.18          2.87           (0.17)       (0.80)         17.08     21.94      6,591     1.34         1.23
   PRIOR CLASS
   1994   $15.39      $0.11        $ 0.22          $(0.11)      $(0.61)        $15.00      2.21%  $ 50,128     1.49%        0.75%
   1993    13.93       0.14          1.89           (0.14)       (0.43)         15.39     14.90     45,677     1.20         0.94
   1992    13.08       0.19          1.02           (0.19)       (0.17)         13.93      9.27     28,103     0.92         1.47
   1991     8.95       0.26          4.13           (0.26)          --          13.08     49.37     12,830     0.54         2.30
   19902   10.00       0.14         (1.05)          (0.14)          --           8.95     (9.22)     5,982     0.65         2.29

-------------------
GROWTH EQUITY FUND
-------------------
   CLASS Y**
   1997   $14.19      $0.04        $ 2.81          $(0.04)      $(1.57)        $15.43     21.67%  $147,700     0.96%        0.30%
   1996    11.18       0.08          3.36           (0.08)       (0.35)         14.19     31.36    120,073     0.89         0.64
   1995     9.11       0.08          2.07           (0.08)          --          11.18     23.71     91,345     0.76         0.84
   1994     9.95       0.05         (0.84)          (0.05)          --           9.11     (8.01)    64,877     0.69         0.48
   1993     8.74       0.08          1.21           (0.08)          --           9.95     14.76     63,777     0.43         0.85
   19923   10.00       0.05         (1.26)          (0.05)          --           8.74    (12.05)+   33,418     0.14         1.38
   CLASS A**
   1997   $14.17      $0.01        $ 2.79          $(0.01)      $(1.57)        $15.39     21.29%    $4,693     1.21%        0.04%
   1996    11.17       0.05          3.35           (0.05)       (0.35)         14.17     31.00      3,162     1.14         0.40
   1995     9.10       0.06          2.07           (0.06)          --          11.17     23.44      2,043     1.01         0.59
   1994     9.95       0.04         (0.85)          (0.04)          --           9.10     (8.13)     1,73      0.94         0.23
   19934    9.80       0.03          0.15           (0.03)          --           9.95      1.80+     5,224     0.80         0.39

-----------------------
SPECIAL EQUITY FUND(9)
-----------------------
   CLASS Y*
   1997   $11.86      $0.02        $ 1.81          $(0.03)      $(2.39)        $11.27     17.94%   $71,980     0.84%        0.19%
   1996    11.42       0.07          2.13           (0.07)       (1.69)         11.86     22.27     63,680     0.34         0.94
   INSTITUTIONAL CLASS*
   1995     9.37       0.12          2.12           (0.12)       (0.07)         11.42     24.44     57,396     0.32         1.14
   CLASS A*
   1997   $11.85      $  --        $ 1.81          $(0.02)      $(2.39)        $11.25     17.73%    $2,347     1.14%       (0.12)%
   1996    11.42       0.08          2.11           (0.07)       (1.69)         11.85     22.14      1,144     0.37         0.91
   RETAIL CLASS*
   1995     9.37       0.12          2.12           (0.12)       (0.07)         11.42     24.44        734     0.27         1.29
   PRIOR CLASS
   19945  $10.00      $0.06        $(0.63)         $(0.06)      $   --         $ 9.37     (5.72)%  $ 10,069    0.15%        1.06%


             RATIO    RATIO OF NET
           OF EXPENSES INCOME (LOSS)
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS     PORTFOLIO   AVG.
           (EXCLUDING  (EXCLUDING      TURNOVER  COMM.
             WAIVERS)    WAIVERS)       RATE***  RATE11
           ----------- ------------   ---------  ------

-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y**
   1997      0.71%        1.29%           11%  $0.0545
   1996      0.71         1.59            13    0.0641
   1995      0.76         2.09            27      n/a
   1994      0.75         2.23            13      n/a
   1993      0.88         2.43             4      n/a
   1992      1.06         2.17            27      n/a
   19911     1.20         1.56            --      n/a
   CLASS A
   199710    0.69%        1.19%           11%  $0.0545

--------------------
CORE EQUITY FUND(9)
--------------------
   CLASS Y*
   1997      1.03%        0.58%           79%  $0.0512
   1996      1.01         1.11           114    0.0636
   INSTITUTIONAL CLASS*
   1995      1.10         1.44           119      n/a
   CLASS A*
   1997      1.28%        0.33%           79%  $0.0512
   1996      1.26         0.85           114    0.0636
   RETAIL CLASS*
   1995      1.53         1.04           119      n/a
   PRIOR  CLASS
   1994      1.51%        0.73%           35%     n/a
   1993      1.41         0.73            24      n/a
   1992      1.23         1.17            39      n/a
   1991      1.48         1.36            68      n/a
   19902     1.59         1.35            43      n/a

-------------------
GROWTH EQUITY FUND
-------------------
   CLASS Y**
   1997      1.06%        0.20%           74%  $0.0451
   1996      1.05         0.48            81    0.0601
   1995      1.10         0.50           113      n/a
   1994      1.11         0.06           127      n/a
   1993      1.11         0.17           103      n/a
   19923     1.12         0.40            66      n/a
   CLASS A**
   1997      1.31%       (0.06)%          74%  $0.0451
   1996      1.30         0.23            81    0.0601
   1995      1.35         0.25           113      n/a
   1994      1.36        (0.19)          127      n/a
   19934     1.48        (0.29)          103      n/a

-----------------------
SPECIAL EQUITY FUND(9)
-----------------------
   CLASS Y*
   1997      1.82%       (0.79)%          74%  $0.0257
   1996      1.79        (0.51)           72    0.0539
   INSTITUTIONAL CLASS*
   1995      1.97        (0.51)          129      n/a
   CLASS A*
   1997      2.07%       (1.05)%          74%  $0.0257
   1996      1.82        (0.55)           72    0.0539
   RETAIL CLASS*
   1995      2.24        (0.68)          129      n/a
   PRIOR CLASS
   19945     2.10%       (0.89)%          39%     n/a

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            [SQUARE BULLET] COREFUND
For a Share Outstanding Throughout the Period

                                                                                                    NET                    RATIO
         NET ASSET               REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS      NET               ASSETS      RATIO       OF NET
           VALUE        NET       UNREALIZED      FROM NET        FROM       ASSET VALUE            END      OF EXPENSES   INCOME
         BEGINNING  INVESTMENT GAINS OR (LOSSES) INVESTMENT      CAPITAL         END       TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN8   (000)    NET ASSETS  NET ASSETS
         ---------  ---------- ---------------- ------------- -------------  -----------  ------- ---------  ----------- ----------

--------------------------
INTERNATIONAL GROWTH FUND
--------------------------
   CLASS Y**
   1997   $13.97      $0.14        $ 1.84          $(0.37)      $(0.86)        $14.72      15.43% $163,117      1.20%      0.82%
   1996    12.29       0.16          1.86           (0.28)       (0.06)         13.97      16.72   139,275      1.14       1.05
   1995    13.18       0.12         (0.17)          (0.04)       (0.80)         12.29      (0.21)  110,838      1.05       0.98
   1994    11.71       0.12          1.78           (0.12)       (0.31)         13.18      16.28   108,911      0.99       0.23
   1993    10.52       0.10          1.16           (0.07)          --          11.71      12.06    61,655      0.99       1.22
   1992    10.10       0.17          0.31              --        (0.06)         10.52       4.90    42,594      0.96       1.67
   1991    10.75       0.19         (0.44)          (0.27)       (0.13)         10.10      (2.71)   20,582      0.99       1.80
   19906   10.00       0.11          0.86           (0.09)       (0.13)         10.75       9.74+   13,513      1.22       2.57
   CLASS A**
   1997   $13.96      $0.09        $ 1.85          $(0.34)      $(0.86)        $14.70      15.09%   $2,431      1.45%      0.57%
   1996    12.27       0.11          1.89           (0.25)       (0.06)         13.96      16.54     2,138      1.39       0.80
   1995    13.17       0.09         (0.17)          (0.02)       (0.80)         12.27      (0.48)    1,943      1.30       0.73
   1994    11.71       0.06          1.82           (0.11)       (0.31)         13.17      16.08     2,019      1.24       0.05
   19934   10.07       0.05          1.59              --           --          11.71      16.29+      344      1.15       1.51

--------------
BALANCED FUND
--------------
   CLASS Y**
   1997   $12.59      $0.36        $ 1.61          $(0.36)      $(0.68)        $13.52      16.44% $113,642      0.78%      2.79%
   1996    11.06       0.33          1.68           (0.33)       (0.15)         12.59      18.41   102,515      0.81       2.79
   1995     9.88       0.35          1.21           (0.35)       (0.03)         11.06      16.21    61,092      0.73       3.51
   1994    10.39       0.35         (0.51)          (0.35)          --           9.88      (1.62)   42,429      0.62       3.46
   19934   10.00       0.16          0.39           (0.16)          --          10.39       5.52+   29,434      0.45       3.38
   CLASS A**
   1997   $12.59      $0.32        $ 1.61          $(0.32)      $(0.68)        $13.52      16.15%   $4,198      1.03%      2.54%
   1996    11.06       0.30          1.68           (0.30)       (0.15)         12.59      18.13     3,188      1.06       2.53
   1995     9.89       0.34          1.19           (0.33)       (0.03)         11.06      15.84     2,344      0.98%      3.27
   1994    10.38       0.31         (0.49)          (0.31)          --           9.89      (1.86)    2,222      0.87       3.21
   19937   10.00       0.16          0.38           (0.16)          --          10.38       2.50+      701      0.55       5.76


             RATIO     RATIO OF NET
           OF EXPENSES INCOME (LOSS)
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS     PORTFOLIO   AVG.
           (EXCLUDING  (EXCLUDING      TURNOVER  COMM.
             WAIVERS)    WAIVERS)       RATE***  RATE11
           ----------- ------------   ---------  ------

--------------------------
INTERNATIONAL GROWTH FUND
--------------------------
   CLASS Y**
   1997       1.29%      0.73%            59%   $0.0080
   1996       1.25       0.94             41     0.0270
   1995       1.19       0.84             59      n/a
   1994       1.18       0.04             67      n/a
   1993       1.28       0.93             59      n/a
   1992       1.40       1.23             87      n/a
   1991       1.56       1.23             49      n/a
   19906      1.99       1.80             20      n/a
   CLASS A**
   1997       1.54%      0.48%            59%   $0.0080
   1996       1.50       0.69             41     0.0270
   1995       1.44       0.59             59      n/a
   1994       1.43      (0.14)            67      n/a
   19934      1.44       1.22             59      n/a

--------------
BALANCED FUND
--------------
   CLASS Y**
   1997       1.00%      2.57%            54%   $0.0033
   1996       1.03       2.57             74     0.0621
   1995       1.07       3.17             46      n/a
   1994       1.08       3.00             56      n/a
   19934      1.39       2.45             21      n/a
   CLASS A**
   1997       1.25%      2.32%            54%   $0.0033
   1996       1.27       2.32             74     0.0621
   1995       1.32       2.93             46      n/a
   1994       1.33       2.75             56      n/a
   19937      1.48       4.83             21      n/a

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE,
   THE FUND'S NET INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH FEBRUARY 20, 1995
   WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF
   SHARES AS OF FEBRUARY 21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND DISTRIBUTIONS FOR EACH
   APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995 THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE
   FINANCIAL HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE PER SHARE INVESTMENT ACTIVITIES
   AND DISTRIBUTIONS REFLECT THIS ALLOCATION. ADDITIONALLY, ON APRIL 15 & 22, 1996 THE CONESTOGA EQUITY AND SPECIAL EQUITY
   FUNDS WERE ACQUIRED BY COREFUNDS, INC.; AT WHICH TIME THE INSTITUTIONAL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED
   FOR CLASS Y SHARES AND THE RETAIL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED FOR CLASS A SHARES.
** ON APRIL 22,  1996 THE SERIES A SHARES OF EACH FUND,  EXCLUDING  THE  SPECIAL
   EQUITY FUND, WERE  REDESIGNATED  CLASS Y AND THE SERIES B SHARES OF EACH FUND
   WERE REDESIGNATED CLASS A.
***FOR THE YEAR ENDED JUNE 30,  1996,  TRANSACTIONS  RELATING TO THE MERGER WERE
   EXCLUDED FROM THE CALCULATION OF THE PORTFOLIO TURNOVER RATE.
+  THIS FIGURE HAS NOT BEEN ANNUALIZED.
1  COMMENCED OPERATIONS JUNE 1, 1991. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
2  COMMENCED OPERATIONS FEBRUARY 28, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3  COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD
   HAVE BEEN ANNUALIZED.
4  COMMENCED  OPERATIONS JANUARY 4, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
5  COMMENCED  OPERATIONS MARCH 15, 1994.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
6 COMMENCED OPERATIONS FEBRUARY 12, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
THE PERIOD HAVE BEEN ANNUALIZED.  7 COMMENCED  OPERATIONS MARCH 16, 1993. UNLESS
OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.  8 TOTAL RETURN
DOES NOT REFLECT APPLICABLE SALES LOAD.  ADDITIONALLY TOTAL RETURN FOR CLASS Y &
CLASS A FOR THE CORE
   EQUITY & SPECIAL  EQUITY  FUNDS FOR 1996 ARE FOR AN EIGHT MONTH  PERIOD ENDED
JUNE 30, 1997.
9  THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996 REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO
   JUNE 30, 1996.  ALL PRIOR YEARS ARE FOR THE PERIODS NOVEMBER 1 TO
   OCTOBER 31.
10 COMMENCED OPERATIONS ON OCTOBER 9, 1996. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
11 AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING
   THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER
   SEPTEMBER 1, 1995.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL
   HIGHLIGHTS

   FOR THE PERIODS
   ENDED
   JUNE 30,


   COREFUND FIXED INCOME FUNDS

For a Share Outstanding Throughout the Period

                                                                                                    NET                    RATIO
         NET ASSET               REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS      NET               ASSETS      RATIO       OF NET
           VALUE        NET       UNREALIZED      FROM NET        FROM       ASSET VALUE            END      OF EXPENSES   INCOME
         BEGINNING  INVESTMENT GAINS OR (LOSSES) INVESTMENT      CAPITAL         END       TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN10   (000)    NET ASSETS  NET ASSETS
         ---------  ---------- ---------------- ------------- -------------  ----------- -------- ---------  ----------- ----------

-------------------------
SHORT TERM INCOME FUND11
-------------------------
   CLASS Y*
   1997     $ 9.94    $0.53         $ 0.03         $(0.53)       $  --         $ 9.97     5.82%  $ 37,011       0.47%       5.37%
   1996      10.05     0.36          (0.08)         (0.38)       (0.01)          9.94     2.78     30,132       0.51        5.31
   INSTITUTIONAL CLASS*
   19951     10.00     0.25           0.03          (0.23)          --          10.05     2.57%+   36,059       0.63        5.43
   CLASS A*
   1997     $ 9.93    $0.51         $ 0.03         $(0.51)       $  --         $ 9.96     5.59%$      493       0.73%       5.18%
   1996      10.04     0.35          (0.10)         (0.35)       (0.01)          9.93     2.55          1       0.76        5.05
   RETAIL CLASS*
   19952     10.01     0.23           0.02          (0.22)          --          10.04     2.87%+       11       0.88        5.05

------------------------------
SHORT-INTERMEDIATE BOND FUND
------------------------------
   CLASS Y**
   1997     $ 9.76    $0.59         $ 0.07         $(0.59)       $  --         $ 9.83     6.90%  $163,153       0.49%       5.98%
   1996       9.84     0.57          (0.08)         (0.57)          --           9.76     5.05    159,841       0.55        5.80
   1995       9.63     0.53           0.21          (0.53)          --           9.84     8.22     55,128       0.60        5.76
   1994      10.18     0.43          (0.53)         (0.43)       (0.02)          9.63    (0.32)    48,379       0.58        4.30
   1993      10.01     0.47           0.31          (0.47)       (0.14)         10.18     7.90     44,692       0.42        4.62
   19923     10.00     0.23           0.01          (0.23)          --          10.01     2.49+    22,623       0.11        5.73
   CLASS A**
   1997     $ 9.76    $0.56         $ 0.07         $(0.56)       $  --         $ 9.83     6.64%$    2,752       0.74%       5.73%
   1996       9.84     0.54          (0.08)         (0.54)          --           9.76     4.79      3,062       0.81        5.51
   1995       9.63     0.54           0.20          (0.53)          --           9.84     7.95      1,961       0.85        5.27
   1994      10.18     0.41          (0.53)         (0.41)       (0.02)          9.63    (0.56)     9,365       0.83        4.05
   19934     10.01     0.20           0.17          (0.20)          --          10.18     3.95+     5,752       0.75        3.78

------------------------
GOVERNMENT INCOME FUND
------------------------
   CLASS Y**
   1997     $ 9.62    $0.62         $ 0.14         $(0.62)       $  --         $ 9.76     8.15%  $ 19,007       0.70%       6.40%
   1996       9.83     0.61          (0.21)         (0.61)          --           9.62     4.09     13,943       0.64        6.17
   1995       9.52     0.62           0.31          (0.62)          --           9.83    10.26     11,305       0.59        6.53
   1994      10.18     0.50          (0.62)         (0.50)       (0.04)          9.52    (1.34)     9,089       0.50        4.93
   19935     10.00     0.13           0.18          (0.13)          --          10.18     3.12+     6,323       0.44        5.41
   CLASS A**
   1997     $ 9.62    $0.60         $ 0.14         $(0.60)       $  --         $ 9.76     7.88%  $  1,660       0.95%       6.15%
   1996       9.84     0.58          (0.22)         (0.58)          --           9.62     3.73      1,287       0.88        5.93
   1995       9.51     0.61           0.33          (0.61)          --           9.84    10.23      1,374       0.85        6.25
   1994      10.17     0.47          (0.62)         (0.47)       (0.04)          9.51    (1.57)     1,536       0.75        4.68
   19938     10.00     0.07           0.17          (0.07)          --          10.17     1.71+       201       0.63        5.35

-------------
BOND FUND11
-------------
   CLASS Y*
   1997     $10.15    $0.64         $ 0.09         $(0.64)       $  --         $10.24     7.43%  $182,364       0.56%       6.29%
   1996      10.55     0.43          (0.30)         (0.45)       (0.08)         10.15     1.23    198,605       0.55        6.28
   INSTITUTIONAL CLASS*
   1995       9.81     0.61           0.71          (0.58)          --          10.55    13.87    194,442       0.71        6.09
   CLASS A*
   1997     $10.15    $0.62         $ 0.09         $(0.62)       $  --         $10.24    7.15%$     1,622       0.81%       6.05%
   1996      10.56     0.44          (0.33)         (0.44)       (0.08)         10.15    0.98       1,273       0.80        6.02
   RETAIL CLASS*
   1995       9.81     0.60           0.72          (0.57)          --          10.56   13.83       1,373       0.97        6.02
   PRIOR CLASS
   1994     $11.18    $0.53         $(1.04)        $(0.52)      $(0.34)        $ 9.81   (4.75)%  $ 23,377       1.01%       5.07%
   1993      10.89     0.56           0.54          (0.56)       (0.25)         11.18   10.63      27,346       0.88        5.16
   1992      10.65     0.70           0.32          (0.68)       (0.10)         10.89    9.82      15,180       0.46        6.78
   1991       9.96     0.78           0.69          (0.78)          --          10.65   15.16       7,255       0.47        7.71
   19906     10.00     0.50          (0.04)         (0.50)          --           9.96    4.64+      4,593       0.68        7.75


            RATIO      RATIO OF
          OF EXPENSES NET INCOME
          TO AVERAGE  TO AVERAGE
          NET ASSETS  NET ASSETS     PORTFOLIO
          (EXCLUDING  (EXCLUDING      TURNOVER
            WAIVERS)    WAIVERS)       RATE***
          ----------- ------------   ---------

-------------------------
SHORT TERM INCOME FUND11
-------------------------
   CLASS Y*
   1997      1.05%      4.79%           99%
   1996      1.03       4.79           102
   INSTITUTIONAL CLASS*
   19951     1.08       4.98            40
   CLASS A*
   1997      1.32%      4.59%           99%
   1996      1.25       4.56           102
   RETAIL CLASS*
   19952     1.33       4.60            40

------------------------------
SHORT-INTERMEDIATE BOND FUND
------------------------------
   CLASS Y*
   1997      0.80%      5.67%          158%
   1996      0.81       5.54           257
   1995      0.84       5.52           405
   1994      0.86       4.02           299
   1993      0.86       4.18           188
   19923     0.84       5.00            51
   CLASS A**
   1997      1.05%      5.42%          158%
   1996      1.06       5.27           257
   1995      1.09       5.03           405
   1994      1.11       3.77           299
   19934     1.19       3.34           188

------------------------
GOVERNMENT INCOME FUND
------------------------
    CLASS Y*
   1997      0.85%      6.25%          120%
   1996      0.89       5.92           131
   1995      0.98       6.14           368
   1994      1.00       4.43           157
   19935     1.10       4.75            93
   CLASS A**
   1997      1.10%      6.00%          120%
   1996      1.14       5.67           131
   1995      1.24       5.86           368
   1994      1.25       4.18           157
   19938     1.29       4.69            93

-------------
BOND FUND11
-------------
   CLASS Y*
   1997      1.04%      5.81%          210%
   1996      0.97       5.86           190
   INSTITUTIONAL CLASS*
   1995      1.12       5.68           352
   CLASS A*
   1997      1.29%      5.57%          210%
   1996      1.22       5.61           190
   RETAIL CLASS*
   1995      1.44       5.55           352
   PRIOR CLASS
   1994      1.60%      4.48%          232%
   1993      1.49       4.55           158
   1992      1.24       6.01            99
   1991      1.41       6.78            47
   19906     1.62       6.81            23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            [SQUARE BULLET] COREFUND

For a Share Outstanding Throughout the Period

                                                                                                    NET                    RATIO
         NET ASSET               REALIZED AND   DISTRIBUTIONS DISTRIBUTIONS      NET               ASSETS      RATIO       OF NET
           VALUE        NET       UNREALIZED      FROM NET        FROM       ASSET VALUE            END      OF EXPENSES   INCOME
         BEGINNING  INVESTMENT GAINS OR (LOSSES) INVESTMENT      CAPITAL         END       TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN10   (000)    NET ASSETS  NET ASSETS
         ---------  ---------- ---------------- ------------- -------------  ----------- -------- ---------  ----------- ----------

-----------------
GLOBAL BOND FUND
-----------------
   CLASS Y**
   1997     $ 9.70    $0.49        $ 0.09         $(0.74)        $  --         $ 9.54     6.18%  $ 34,590      0.85%       5.14%
   1996       9.62     0.47          0.30          (0.69)           --           9.70     8.00     32,998      0.71        5.81
   1995       9.06     0.62          0.24          (0.30)           --           9.62     9.70     26,898      0.64        6.84
   19947     10.00     0.25         (1.15)         (0.04)           --           9.06    (9.00)+   24,957      0.73        5.04
   CLASS A**
   1997     $ 9.68    $0.42        $ 0.14         $(0.72)        $  --         $ 9.52     5.92%  $    182      1.10%       4.89%
   1996       9.61     0.61          0.12          (0.66)           --           9.68     7.74        152      0.96        5.56
   1995       9.04     0.61          0.24          (0.28)           --           9.61     9.57        170      0.89        6.59
   19947     10.00     0.19         (1.11)         (0.04)           --           9.04    (9.22)+      167      0.98        4.79

----------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
----------------------------------
   CLASS Y**
   1997     $ 9.92    $0.42        $ 0.13         $(0.42)        $  --         $10.05     5.62%  $    993      0.55%       4.20%
   1996       9.83     0.37          0.09          (0.37)           --           9.92     4.74        403      0.81        3.73
   1995       9.68     0.38          0.15          (0.38)           --           9.83     5.58        365      0.82        3.91
   1994      10.09     0.39         (0.41)         (0.39)           --           9.68    (0.27)     1,088      0.63        3.91
   19938     10.00     0.04          0.09          (0.04)           --          10.09     1.33+     2,009      0.58        2.74
   CLASS A**
   1997     $ 9.92    $0.39        $ 0.13         $(0.39)        $  --         $10.05     5.36%  $    959      0.80%       3.92%
   1996       9.83     0.35          0.09          (0.35)           --           9.92     4.48      1,015      1.08        3.47
   1995       9.67     0.35          0.16          (0.35)           --           9.83     5.42      1,027      1.08        3.65
   1994      10.08     0.37         (0.41)         (0.37)           --           9.67    (0.52)     1,311      0.88        3.66
   19938     10.00     0.03          0.08          (0.03)           --          10.08     1.19+       166      0.81        2.51

---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997     $10.22    $0.54        $ 0.25         $(0.54)        $  --         $10.47     7.92%  $ 10,171      0.08%       5.23%
   1996      10.16     0.55          0.06          (0.55)           --          10.22     6.02      8,864      0.21        5.25
   1995       9.95     0.51          0.21          (0.51)           --          10.16     7.50      2,272      0.39        5.26
   19949     10.00     0.06         (0.05)         (0.06)           --           9.95     0.14+       434      0.42        5.09
   CLASS A**
   1997     $10.22    $0.51        $ 0.25         $(0.51)        $  --         $10.47     7.65%  $  2,004      0.33%       4.99%
   1996      10.16     0.52          0.06          (0.52)           --          10.22     5.76        994      0.46        4.93
   1995       9.95     0.49          0.21          (0.49)           --          10.16     7.25        317      0.64        4.95
   19949     10.00     0.06         (0.05)         (0.06)           --           9.95     0.09+       163      0.67        4.84

-------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-------------------------------
   CLASS Y**
   1997     $10.08    $0.51        $ 0.15         $(0.51)       $(0.07)        $10.16     6.70%  $  1,477      0.21%       5.02%
   1996      10.12     0.51          0.02          (0.51)        (0.06)         10.08     5.28      1,317      0.37        4.93
   1995       9.94     0.52          0.18          (0.52)           --          10.12     7.25      1,550      0.42        5.21
   19949     10.00     0.06         (0.06)         (0.06)           --           9.94     0.01+     1,432      0.43        5.07
   CLASS A**
   1997     $10.07    $0.48        $ 0.15         $(0.48)       $(0.07)        $10.15     6.44%$      398      0.45%       4.81%
   1996      10.12     0.48          0.01          (0.48)        (0.06)         10.07     4.93        304      0.60        4.65
   1995       9.95     0.49          0.17          (0.49)           --          10.12     6.84         24      0.68        4.97
   19949     10.00     0.06         (0.05)         (0.06)           --           9.95     0.08+         2      0.68        4.82


            RATIO      RATIO OF
          OF EXPENSES NET INCOME
          TO AVERAGE  TO AVERAGE
          NET ASSETS  NET ASSETS     PORTFOLIO
          (EXCLUDING  (EXCLUDING      TURNOVER
            WAIVERS)    WAIVERS)       RATE***
          ----------- ------------   ---------

-----------------
GLOBAL BOND FUND
-----------------
   CLASS Y**
   1997     1.03%       4.96%           90%
   1996     0.95        5.57            67
   1995     1.03        6.45           133
   19947    1.12        4.65           161
   CLASS A**
   1997     1.28%       4.71%           90%
   1996     1.20        5.32            67
   1995     1.28        6.20           133
   19947    1.37        4.40           161

----------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
----------------------------------
   CLASS Y**
   1997     1.02%       3.73%           22%
   1996     1.31        3.23            10
   1995     1.26        3.47             9
   1994     1.17        3.37            43
   19938    1.45        1.87            10
   CLASS A**
   1997     1.23%       3.49%           22%
   1996     1.61        2.94            10
   1995     1.52        3.21             9
   1994     1.42        3.12            43
   19938    1.68        1.64            10

---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997     0.83%       4.48%           39%
   1996     0.96        4.50            92
   1995     1.14        4.51            18
   19949    1.17        4.34             3
   CLASS A**
   1997     1.08%       4.24%           39%
   1996     1.21        4.18            92
   1995     1.39        4.20            18
   19949    1.42        4.09             3

-------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-------------------------------
   CLASS Y**
   1997     0.96%       4.27%           19%
   1996     1.12        4.18            21
   1995     1.17        4.46            32
   19949    1.35        4.15            13
   CLASS A**
   1997     1.20%       4.06%           19%
   1996     1.35        3.90            21
   1995     1.44        4.21            32
   19949    1.60        3.90            13

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *ON  FEBRUARY  21,  1995,  THE SHARES OF THE FUNDS WERE  REDESIGNED  AS EITHER
   RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE, THE FUND'S NET INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH FEBRUARY 20, 1995 WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF SHARES AS OF FEBRUARY 21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND DISTRIBUTIONS FOR EACH APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995 THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE FINANCIAL HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE PER SHARE INVESTMENT ACTIVITIES AND DISTRIBUTIONS REFLECT THIS ALLOCATION. ADDITIONALLY, ON APRIL 22, 1996 THE CONESTOGA SHORT-TERM INCOME AND BOND FUNDS WERE ACQUIRED BY COREFUNDS, INC. AT WHICH TIME THE INSTITUTIONAL CLASS OF SHARES OF THESE FUNDS WERE REDESIGNATED CLASS Y AND THE RETAIL CLASS OF SHARES OF THESE FUNDS WERE REDESIGNATED CLASS A.
 **ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND,  EXCLUDING THE SHORT TERM
   INCOME AND BOND FUNDS, WERE REDESIGNATED CLASS Y AND THE SERIES B SHARES OF EACH FUND, EXCLUDING THE SHORT TERM INCOME AND BOND FUNDS, WERE REDESIGNATED CLASS A.
***FOR THE YEAR ENDED JUNE 30,  1996,  TRANSACTIONS  RELATING TO THE MERGER WERE
   EXCLUDED FROM THE CALCULATION OF THE PORTFOLIO TURNOVER RATE.
 + THIS FIGURE HAS NOT BEEN ANNULAIZED.
 1 COMMENCED OPERATIONS MAY 15, 1995. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE
   PERIOD HAVE BEEN ANNUALIZED.
 2 COMMENCED OPERATIONS MAY 17, 1995. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE
   PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 4 COMMENCED  OPERATIONS JANUARY 4, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 5 COMMENCED  OPERATIONS  APRIL 1, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 6 COMMENCED  OPERATIONS  FEBRUARY 28, 1990.  UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 7 COMMENCED  OPERATIONS  DECEMBER 15, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 8 COMMENCED  OPERATIONS MAY 3, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE
   PERIOD HAVE BEEN ANNUALIZED.
 9 COMMENCED OPERATIONS MAY 16, 1994. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE
   PERIOD HAVE BEEN ANNUALIZED.
10 TOTAL  RETURN DOES NOT REFLECT THE SALES LOAD  CHARGED ON THE CLASS A SHARES.
   ADDITIONALLY, TOTAL RETURN FOR CLASS Y & CLASS A FOR THE SHORT TERM INCOME AND BOND FUNDS FOR 1996 ARE FOR THE EIGHT MONTH PERIOD ENDED DECEMBER 31, 1996.
11 THE PER  SHARE  AMOUNT  FOR  THESE  FUNDS FOR THE YEAR  ENDED  JUNE 30,  1996
   REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO JUNE 30, 1996. ALL PRIOR YEARS ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   FINANCIAL
   HIGHLIGHTS

   FOR THE PERIODS
   ENDED
   JUNE 30,
                            [SQUARE BULLET] COREFUND

   COREFUND MONEY MARKET FUNDS

For a Share Outstanding Throughout the Period

                                                                                                                RATIO      RATIO OF
                                                                        NET                      RATIO     OF EXPENSES  NET INCOME
         NET ASSET             DISTRIBUTIONS       NET                 ASSETS       RATIO        OF NET    TO AVERAGE   TO AVERAGE
           VALUE        NET      FROM NET      ASSET VALUE              END       OF EXPENSES    INCOME    NET ASSETS   NET ASSETS
         BEGINNING  INVESTMENT  INVESTMENT         END       TOTAL    OF PERIOD   TO AVERAGE   TO AVERAGE  (EXCLUDING   (EXCLUDING
         OF PERIOD    INCOME      INCOME        OF PERIOD    RETURN    (000)      NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
         ---------  ---------- -------------   -----------   ------   ---------   -----------  ----------  -----------  -----------

----------------
TREASURY RESERVE
----------------
   CLASS Y*
   1997     $1.00      $0.05      $(0.05)         $1.00       4.97%   $835,384      0.51%         4.86%      0.71%        4.66%
   1996      1.00       0.05       (0.05)          1.00       5.20     892,562      0.50          5.02       0.77         4.75
   1995      1.00       0.05       (0.05)          1.00       4.98     479,206      0.48          4.91       0.85         4.54
   1994      1.00       0.03       (0.03)          1.00       2.91     484,974      0.48          2.87       0.86         2.49
   1993      1.00       0.03       (0.03)          1.00       2.96     446,788      0.46          2.89       0.85         2.50
   1992      1.00       0.05       (0.05)          1.00       4.73     444,388      0.38          4.58       0.82         4.14
   1991      1.00       0.07       (0.07)          1.00       7.11     427,439      0.37          6.80       0.82         6.35
   1990      1.00       0.08       (0.08)          1.00       8.38     270,524      0.37          8.03       0.84         7.56
   19892     1.00       0.06       (0.06)          1.00       4.66+    220,479      0.20          9.26       0.84         8.62

   CLASS C*
   1997     $1.00      $0.05      $(0.05)         $1.00       4.71%  $  12,146      0.76%         4.61%      0.96%        4.41%
   1996      1.00       0.05       (0.05)          1.00       4.94      19,386      0.75          4.81       1.03         4.53
   1995      1.00       0.05       (0.05)          1.00       4.72      21,612      0.73          4.81       1.10         4.44
   1994      1.00       0.03       (0.03)          1.00       2.65       7,573      0.73          2.62       1.11         2.24
   19931     1.00       0.01       (0.01)          1.00       1.21+      7,672      0.75          2.46       1.14         2.07

-------------
CASH RESERVE
-------------

   CLASS Y*
   1997     $1.00      $0.05      $(0.05)         $1.00       5.09%   $886,251      0.50%         4.99%      0.70%        4.79%
   1996      1.00       0.05       (0.05)          1.00       5.26     790,211      0.50          5.09       0.78         4.81
   1995      1.00       0.05       (0.05)          1.00       5.15     510,341      0.48          5.04       0.85         4.67
   1994      1.00       0.03       (0.03)          1.00       3.00     505,273      0.47          2.95       0.85         2.57
   1993      1.00       0.03       (0.03)          1.00       2.99     460,832      0.46          2.97       0.85         2.58
   1992      1.00       0.05       (0.05)          1.00       4.83     568,672      0.38          4.68       0.82         4.24
   1991      1.00       0.07       (0.07)          1.00       7.28     473,187      0.37          6.94       0.82         6.49
   1990      1.00       0.08       (0.08)          1.00       8.65     316,290      0.34          8.28       0.80         7.82
   1989      1.00       0.09       (0.09)          1.00       8.87     186,151      0.37          8.62       0.90         8.05
   1988      1.00       0.07       (0.07)          1.00       6.70      82,399      0.55          6.54       1.14         5.96
   1987      1.00       0.06       (0.06)          1.00       5.85      35,054      0.54          5.60       1.01         5.13

   CLASS C*
   1997     $1.00      $0.05      $(0.05)         $1.00       4.83%  $  27,693      0.75%         4.74%      0.95%        4.54%
   1996      1.00       0.05       (0.05)          1.00       5.00      19,736      0.75          4.86       1.03         4.58
   1995      1.00       0.05       (0.05)          1.00       4.89      17,583      0.73          4.86       1.10         4.49
   1994      1.00       0.03       (0.03)          1.00       2.74      11,451      0.72          2.70       1.10         2.32
   19931     1.00       0.01       (0.01)          1.00       1.23+     15,330      0.76          2.52       1.15         2.13

-----------------
TAX-FREE RESERVE
-----------------

   CLASS Y*
   1997     $1.00      $0.03      $(0.03)         $1.00       3.08%   $119,579      0.50%         3.07%      0.70%        2.87%
   1996      1.00       0.03       (0.03)          1.00       3.20     104,196      0.48          3.14       0.76         2.86
   1995      1.00       0.03       (0.03)          1.00       3.12      62,756      0.48          3.09       0.85         2.72
   1994      1.00       0.02       (0.02)          1.00       2.03      79,384      0.49          2.00       0.87         1.62
   1993      1.00       0.02       (0.02)          1.00       2.23      72,255      0.51          2.20       0.89         1.82
   1992      1.00       0.03       (0.03)          1.00       3.56      80,147      0.37          3.39       0.88         2.88
   19913     1.00       0.01       (0.01)          1.00       1.07+     42,573      0.06          4.20       0.81         3.45

   CLASS C*
   1997     $1.00      $0.03      $(0.03)         $1.00       2.83%  $   3,202      0.75%         2.82%      0.95%        2.62%
   1996      1.00       0.03       (0.03)          1.00       2.95       2,850      0.73          2.94       1.02         2.65
   1995      1.00       0.03       (0.03)          1.00       2.86       1,524      0.73          2.80       1.10         2.43
   1994      1.00       0.02       (0.02)          1.00       1.78       2,708      0.74          1.75       1.12         1.37
   19931     1.00       0.01       (0.01)          1.00       0.85+      1,795      0.76          1.71       1.14         1.33

 * ON APRIL 22, 1996, SERIES A SHARES WERE REDESIGNATED CLASS Y AND SERIES B SHARES WERE REDESIGNATED CLASS C.
 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 1 COMMENCED OPERATIONS JANUARY 4, 1993. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 2 COMMENCED OPERATIONS NOVEMBER 21, 1988. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS APRIL 16, 1991. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   NOTES TO
   FINANCIAL
   STATEMENTS
   AS OF
   JUNE 30, 1997

                            [SQUARE BULLET] COREFUND

1.   ORGANIZATION
     The CoreFund Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund (the Equity Funds), Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund (the Fixed Income Funds), Treasury Reserve, Cash Reserve, and Tax-Free Reserve (the Money Market Funds) are portfolios offered by CoreFunds, Inc. (The Company), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Company is presently authorized to offers 20 separate portfolios (the Funds):
        EQUITY PORTFOLIOS:                              MONEY MARKET PORTFOLIOS:
        Equity Index Fund                               Treasury Reserve
        Core Equity Fund                                Cash Reserve
        Growth Equity Fund                              Tax-Free Reserve
        Special Equity Fund                             Elite Cash Reserve
        International Growth Fund                       Elite Treasury Reserve
        Balanced Fund                                   Elite Tax-Free Reserve

        FIXED INCOME PORTFOLIOS:
        Short Term Income Fund
        Short-Intermediate Bond Fund
        Government Income Fund
        Bond Fund
        Global Bond Fund
        Intermediate Municipal Bond Fund
        Pennsylvania Municipal Bond Fund
        New Jersey Municipal Bond Fund
     The financial statements of the Elite Cash Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve are not presented herein.
     The assets of each Portfolio are segregated, and a Shareholder's interest is limited to the Portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios.
     SECURITY VALUATION--Investment securities of the Equity and Fixed Income Funds that are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     The books and records of the International Growth Fund and Global Bond Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases:
          [BULLET] market value of investment securities, assets and liabilities at the current rate of exchange; and [BULLET] purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The International Growth Fund does not isolate the portion of gains or losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
     The Global Bond Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

   NOTES TO
   FINANCIAL
   STATEMENTS
   (CONTINUED)

   AS OF
   JUNE 30, 1997

     The International Growth Fund and Global Bond Fund report certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS--The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded the funds intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The funds realize gains or losses at the time forward contracts are extinguished. Financial future contracts are valued at the settlement price established each day by the board of trade on an exchange on which they are traded.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Portfolio may be delayed or limited.

     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are pro-rated to the Funds on the basis of relative net assets.yClass specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

     DISTRIBUTION TO SHAREHOLDERS--The Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, Balanced Fund and Global Bond Fund declare and pay dividends on a quarterly basis. The International Growth Fund declares and pays dividends periodically. Such dividends are reinvested in additional shares unless otherwise requested. The Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve and Tax-Free Reserve distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

     Accordingly, for the International Growth Fund, $413,000 was reclassified from accumulated net realized gain on investments to accumulated net investment income. In addition, the following permanent differences primarily attributable to realized foreign exchange gains and losses, have been relassified from accumulated net realized gain (loss) on foreign currency transactions to accumulated net investment income:
                                                  (000)
                                                  -----
            INTERNATIONAL GROWTH FUND            $1,679
            GLOBAL BOND FUND                      1,006

     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required.

     OTHER--Organizational costs incurred with the start up of the Balanced Fund, Government Income Fund, Short Term Income Fund, Intermediate Municipal Bond Fund, Global Bond Fund, Pennsylvania Municipal Bond Fund and New Jersey Municipal Bond Fund are being amortized on a straight line basis over a maximum period of sixty months. If any or all of the shares representing initial capital of each fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

                            [SQUARE BULLET] COREFUND



3.   INVESTMENT ADVISORY AND CUSTODIAL SERVICES
     The Company has entered into an investment advisory agreement with CoreStates Investment Advisers, Inc. ("CSIA") to provide investment advisory services to each Fund. For its services CSIA receives a fee based on the annual average daily net assets of each Fund as shown in the following table:

                    ADVISER   INVESTMENT ADVISORY                            ADVISER    INVESTMENT ADVISORY
FUND                FEE       AGREEMENT DATE         FUND                    FEE        AGREEMENT DATE
-----------------   ------    -------------------    ---------------------   -------    -------------------
Equity Index        0.40%     March 25, 1991         Short Term Income       0.74%      April 12, 1996
Core Equity         0.74      April 12, 1996         Short-Intermediate Bond 0.50       March 25, 1991
Growth Equity       0.75      March 25, 1991         Government Income       0.50       March 25, 1991
Special Equity      1.50      April 12, 1996         Bond                    0.74       April 12, 1996
International
  Growth            0.80      December 5, 1989       Global Bond             0.60       March 25, 1991
Balanced            0.70      March 25, 1991         Intermediate Municipal
                                                        Bond                 0.50       March 25, 1991
Treasury Reserve    0.40      April 12, 1996         Pennsylvania Municipal
Cash Reserve        0.40      April 12, 1996            Bond                 0.50       May 15, 1994
Tax-Free Reserve    0.40      April 12, 1996         New Jersey Municipal
                                                        Bond                 0.50       May 15, 1994

     Advisory fees are computed daily and paid monthly for all Funds. Additionally, for the year ended June 30, 1997, CSIA has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, in its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

     Sub-Advisory services are provided to the CoreStates Advisers for the International Growth Fund by Martin Currie, Inc. and Aberdeen Managers (The "Sub-Advisers"). Sub-Advisory services are provided for the Global Bond Fund by Analytic TSA (formerly Alpha Global). CoreStates Advisers is responsible for the supervision, and payment of fees to the Sub-Advisers in connection with their services.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES Pursuant to an Administration agreement dated October 30, 1992, as amended
June 1, 1995, SEI Fund Resources ("SFR") acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average net assets of the Funds. SFR voluntarily waives a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     Pursuant to a Transfer Agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS"), a wholly owned subsidiary of State Street Bank and Trust Company acts as the Funds' Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing and shareholder servicing for the Funds.

     On November 2, 1992, SEI Financial Services ("SFS"), a wholly owned subsidiary of SEI, became the Funds' exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

     The Company has adopted a Distribution Plan (the Plan) for those Funds offering Class A and C shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% of the daily net assets of each Class A and C Portfolio to which the Plan is applicable. The Distributor is authorized to use this fee as compensation for its distribution-related services and as payment to certain securities broker/dealers and financial institutions that enter into shareholder servicing agreements or broker agreements with the Distributor. The Funds paid approximately $2,071,000 to affiliated brokers for commissions earned on the sales of the shares of the Funds.

     Certain officers of the Company are also officers of the Administrator. Such officers are paid no fees by the Funds.

     The Funds have paid legal fees in the amount of $187,000 to a law firm in which the Secretary of the Company is a partner.

   NOTES TO
   FINANCIAL
   STATEMENTS
   (CONTINUED)

   AS OF
   JUNE 30, 1997



5.   INVESTMENT TRANSACTIONS
     During the year ended June 30, 1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

---------------------------------------------------------------------------------------------------------------
                                             ---------------------------------  -------------------------------
                                                          PURCHASES                            SALES
                                             ---------------------------------  -------------------------------
                                                 U.S.                              U.S.
  PORTFOLIO INVESTMENT TRANSACTIONS (000)     GOVERNMENT    OTHER      TOTAL    GOVERNMENT    OTHER      TOTAL
                                             ------------ ---------  ---------  ----------  --------- ---------
  Equity Index Fund                          $      --    $  41,562  $  41,562  $      --   $  21,792 $  21,792
  Core Equity Fund                                  --      360,782    360,782         --     377,058   377,058
  Growth Equity Fund                                --       99,072     99,072         --      95,849    95,849
  Special Equity Fund                               --       47,567     47,567         --      47,793    47,793
  International Growth Fund                         --       93,823     93,823         --      80,367    80,367
  Balanced Fund                                 17,498       37,932     55,430      6,264      51,482    57,746
  Short Term Income Fund                        18,275       11,227     29,502     18,994       7,177    26,171
  Short-Intermediate Bond Fund                 169,942       73,534    243,476    160,267      83,151   243,418
  Government Income Fund                        26,799           --     26,799     23,101          --    23,101
  Bond Fund                                    289,125       99,353    388,478    286,710     112,502   399,212
  Global Bond Fund                                  --       24,856     24,856         --      30,685    30,685
  Intermediate Municipal Fund                       --          942        942         --         365       365
  Pennsylvania Municipal Bond Fund                  --        6,182      6,182         --       4,110     4,110
  New Jersey Municipal Bond Fund                    --          867        867         --         287       287
---------------------------------------------------------------------------------------------------------------

     Certain net capital losses incurred subsequent to October 31, 1996 have been deferred for tax purposes and will be recognized during the fiscal year ended June 30, 1998. The Funds had capital loss carryforwards at June 30, 1997, as follows:


                                            CAPITAL LOSS
                                              CARRYOVER     EXPIRES      EXPIRES      EXPIRES       EXPIRES
                                               6/30/97       2002         2003         2004          2005
                                           ------------- ----------  -------------   ----------   -----------
  Short Term Income Fund                   $    88,520   $       --  $          --   $       --   $    88,520
  Short-Intermediate Bond Fund               2,907,103           --      1,483,436     217,497      1,206,170
  Government Income Fund                       319,174           --        222,660       4,127         92,387
  Bond Fund                                  1,702,115           --             --           --     1,702,115
  Global Bond Fund                           1,573,551           --        844,493           --       729,058
  Intermediate Term Municipal Bond Fund         79,158           --         41,918       34,827         2,413
  Pennsylvania Municipal Bond Fund              96,691       73,679             95        8,784        14,133
  Treasury Reserve                               9,082           --             --           --         9,082
  Cash Reserve                                 167,012      134,628         23,362        9,022            --
  Tax-Free Reserve                              54,381        5,273         44,981        4,127            --
-------------------------------------------------------------------------------------------------------------

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.
     At June 30, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized gain or loss on securities at June 30, 1997 for each fund within the CoreFunds is as follows:


----------------------------------------------------------------------------------------------------------------
                                                                          ------------   ------------   --------
                                                                            AGGREGATE      AGGREGATE
                                                                              GROSS          GROSS
  AGGREGATE GROSS UNREALIZED GAIN (LOSS) (000)                            APPRECIATION   DEPRECIATION      NET
                                                                          ------------   ------------   --------
  Equity Index Fund                                                        $100,868        $(2,365)     $98,503
  Core Equity Fund                                                          125,274        (13,875)     111,399
  Growth Equity Fund                                                         46,345         (1,369)      44,976
  Special Equity Fund                                                        16,602        (10,082)       6,520
  International Growth Fund                                                  32,813         (4,297)      28,516
  Balanced Fund                                                              20,203         (1,004)      19,199
  Short Term Income Fund                                                         40            (27)          13
  Short-Intermediate Bond Fund                                                  794           (497)         297
  Government Income Fund                                                        191           (141)          50
  Bond Fund                                                                   1,253           (618)         635
  Global Bond Fund                                                              119           (356)        (237)
  Intermediate Municipal Fund                                                    22             (1)          21
  Pennsylvania Municipal Bond Fund                                              278            (20)         258
  New Jersey Municipal Bond Fund                                                 48             (1)          47
----------------------------------------------------------------------------------------------------------------

                            [SQUARE BULLET] COREFUND


6. FORWARD FOREIGN CURRENCY CONTRACTS

The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against portfolio positions. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. The following forward foreign currency contracts were outstanding at June 30, 1997:

---------------------------------------------------------------------------------------------------------------
  GLOBAL BOND FUND:
  Foreign Currency Sales:
                                                                                                   Unrealized
                                                             Contracts to       In Exchange       Appreciation/
                                                            Deliver/Receive         For          (Depreciation)
                                                            ---------------     -----------      --------------
  7/23/97                                                   DM    9,450,000      $5,471,917       $   45,959
  7/23-9/23/97                                              DK   17,000,000       2,640,875           75,155
  9/12/97                                                   GP    3,030,000       5,000,864            3,373
  9/23/97                                                   SK   13,376,000       1,742,347            7,518
                                                                                                  ----------
  Net Unrealized Appreciation                                                                     $  132,005
                                                                                                  ==========
---------------------------------------------------------------------------------------------------------------


CURRENCY LEGEND

DM     German Marks
DK     Danish Kroner
GP     British Pounds
SK     Swedish Krona


At June 30, 1997, the CoreFund Global Bond Fund had unrealized gains on closed but unsettled forward foreign currency contracts of $83,006 scheduled to settle between July 23, 1997 and September 12, 1997.

   NOTES TO
   FINANCIAL
   STATEMENTS
   (CONTINUED)

   AS OF
   JUNE 30, 1997

7. CONCENTRATION OF CREDIT RISK

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in debt instruments of municipal issuers. Although these Funds maintain a diversified portfolio, with the exception of the Pennsylvania Municipal Bond Fund and the New Jersey
Municipal Bond Fund, the issuers ability to meet their obligations may be affected by economic developments in a specific state or region.

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in securities that include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At June 30, 1997, the percentage of portfolio investments by each revenue source was as follows:

---------------------------------------------------------------------------------------------------------------
                                                             ------------  ------------    ----------  --------
                                                             INTERMEDIATE  PENNSYLVANIA    NEW JERSEY
                                                               MUNICIPAL     MUNICIPAL      MUNICIPAL
                                                                 BOND          BOND           BOND     TAX-FREE
                                                                 FUND          FUND           FUND      RESERVE
                                                             ------------  ------------    ----------  --------
  REVENUE BONDS:
     Education Bonds                                             10.9%          25.1%          21.1%       8.9%
     Health Care Bonds                                            6.8           11.1            9.4        8.3
     Transportation Bonds                                        11.2            6.6            2.8        4.4
     Utility Bonds                                               14.8           10.1           10.3        6.6
     Housing Bonds                                               --              3.5           --          6.5
     Pollution Control Bonds                                     --             --             --         10.4
     Industrial Bonds                                             5.3           15.4           --          7.8
     Public Facility Bonds                                       --              1.3            2.9        1.6
     Resource Recovery Bonds                                     --             --             --          0.8
     Other                                                       18.3            1.6            6.6       11.7
  GENERAL OBLIGATIONS                                            32.7           25.3           46.9        3.5
  TAX EXEMPT COMMERCIAL PAPER                                    --             --             --         23.9
  TAX AND REVENUE ANTICIPATION NOTES                             --             --             --          1.6
  TAX ANTICIPATION NOTES                                         --             --             --          4.0
                                                                ------         ------         ------     ------
                                                                100.0%         100.0%         100.0%     100.0%
---------------------------------------------------------------------------------------------------------------

     The rating of long-term debt as a percentage of total value of investments at June 30, 1997 is as follows:

--------------------------------------------------------------------------------------------------------------------
                            ---------- ------------ ----------  ------  ------ ------------ ------------  ----------
                                          SHORT-                                            PENNSYLVANIA  NEW JERSEY
                            SHORT TERM INTERMEDIATE GOVERNMENT          GLOBAL INTERMEDIATE  MUNICIPAL    MUNICIPAL
                              INCOME       BOND       INCOME     BOND    BOND    MUNICIPAL     BOND          BOND
                               FUND        FUND        FUND      FUND    FUND      FUND        FUND          FUND
                            ---------- ------------ ----------  ------  ------ ------------ ------------  ----------
STANDARD & POORS RATINGS:
  AAA                          56%         71%         98%        77%     84%       68%          65%          37%
  AA+                          --          --          --         --      10         3           --           --
  AA                            3          --          --         --       5        16           11           18
  AA-                           1           2          --          1      --         3            8            9
  A+                           13           4          --          3      --         3            3           --
  A                             3           5          --          3      --        --            2           --
  A-                            3           2          --          1      --        --            1           --
  BBB+                         --           1          --          4      --        --           --           --
  BBB                           5           4          --          2      --        --           --           --
  BBB-                          5           4          --          4      --        --           --           --
  BB+                          --           1          --         --      --        --           --           --
  BB                           --           1          --         --      --        --           --           --
  NR                           11           5           2          5       1         7           10           36
                             -----       -----       -----     -----   ------    ------      ------        ------
                              100%        100%        100%       100%    100%      100%         100%         100%
--------------------------------------------------------------------------------------------------------------------

                            [SQUARE BULLET] COREFUND

     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At June 30, 1997, the percentage of securities with credit enhancements are as follows:


----------------------------------------------------------------------------
                                                   -------       ----------
                                                   LETTERS
                                                     OF            BOND
                                                   CREDIT        INSURANCE
                                                   -------       ----------
     Intermediate Municipal Bond Fund                 --%           66.3%
     Pennsylvania Municipal Bond Fund                 --            51.4
     New Jersey Municipal Bond Fund                    3.7          19.5
     Tax-Free Reserve                                 54.2          37.8
----------------------------------------------------------------------------



8. SHARE TRANSACTIONS (000):

The following are the share transactions for the year ended June 30, 1997.

                         ------   ------- -------  ------- -------------  --------  --------    -------   --------
                         EQUITY    CORE   GROWTH   SPECIAL INTERNATIONAL
                          INDEX   EQUITY  EQUITY   EQUITY     GROWTH      BALANCED  TREASURY     CASH     TAX-FREE
                          FUND    FUND(1)  FUND     FUND       FUND         FUND     RESERVE    RESERVE    RESERVE
                         ------   ------- ------   ------- -------------  --------  --------    -------   --------
CLASS Y
Shares issued             1,368   3,083    2,709    1,267       2,555      1,854   2,548,964   2,154,887   392,069
Shares issued in lieu
   of cash distributions    158   2,104      937    1,299         840        694       4,246       3,136       229
Shares redeemed            (913) (4,824)  (2,533)  (1,549)     (2,276)    (2,286) (2,610,396) (2,061,985) (376,938)
                          -----  ------   ------   ------      ------     ------  ----------  ----------  --------
Net increase (decrease)     613     363    1,113    1,017       1,119        262     (57,186)     96,038    15,360
                          =====  ======   ======   ======      ======     ======  ==========  ==========  ========
CLASS A/C
Shares issued               123     181      120       92          35      100      12,429     44,890     3,779
Shares issued in lieu
   of cash distributions      1      57       30       31          14       23         264      1,023        79
Shares redeemed              (3)   (126)     (68)     (11)        (37)     (66)    (19,933)   (37,956)   (3,506)
                          -----  ------   ------   ------      ------     ------  ----------  ----------  --------
Net increase (decrease)     121     112       82      112          12       57      (7,240)     7,957       352
                          =====  ======   ======   ======      ======     ======  ==========  ==========  ========
TOTAL SHARE ACTIVITY
   FOR PERIOD               734     475    1,195    1,129       1,131      319     (64,426)   103,995    15,712
                          =====  ======   ======   ======      ======     ======  ==========  ==========  ========

(1) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   NOTES TO
   FINANCIAL
   STATEMENTS
   (CONTINUED)

   AS OF
   JUNE 30, 1997

8. SHARE TRANSACTIONS (000): -- CONTINUED

                                        ---------- ------------  ----------   -----  ------- ------------  ------------  ----------
                                        SHORT TERM    SHORT-     GOVERNMENT          GLOBAL  INTERMEDIATE  PENNSYLVANIA  NEW JERSEY
                                          INCOME   INTERMEDIATE    INCOME     BOND    BOND      MUNICIPAL    MUNICIPAL    MUNICIPAL
                                           FUND      BOND FUND      FUND      FUND    FUND     BOND FUND     BOND FUND    BOND FUND
                                        ---------- ------------  ----------   -----  ------- ------------  ------------  ----------

      CLASS Y
      Shares issued                        1,654      4,595         844       1,850     11         84            340         52
      Shares issued in lieu
         of cash distributions               181        970          63       1,198    276          1             28          1
      Shares repurchased                  (1,154)    (5,334)       (408)     (4,823)   (62)       (27)          (267)       (39)
                                          ------     ------        ----      ------    ---       ----           ----       ----
      Net increase (decrease)                681        231         499      (1,775)   225         58            101         14
                                          ======     ======        ====      ======    ===       ====           ====       ====
      CLASS A
      Shares issued                           48         40          59          57      3          8            129         10
      Shares issued in lieu
         of cash distributions                 1         14           9           8      1          4              5          1
      Shares repurchased                      --        (88)        (32)        (32)    (1)       (19)           (40)        (2)
                                          ------     ------        ----      ------    ---       ----           ----       ----
      Net increase (decrease)                 49        (34)         36          33      3         (7)            94          9
                                          ======     ======        ====      ======    ===       ====           ====       ====
      TOTAL SHARE ACTIVITY
         FOR PERIOD                          730        197         535      (1,742)   228         51            195         23
                                          ======     ======        ====      ======    ===       ====           ====       ====

      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                            [SQUARE BULLET] COREFUND

                                   (UNAUDITED)

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

Dear CoreFund Shareholders:
     For the fiscal year ended June 30, 1997, each portfolio is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                      (A)           (B)
                                   LONG TERM     ORDINARY         (C)                       (E)
                                 CAPITAL GAINS    INCOME         TOTAL          (D)         TAX           (F)
                                 DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  QUALIFYING     EXEMPT       FOREIGN
PORTFOLIO                         (TAX BASIS)   (TAX BASIS)   (TAX BASIS)  DIVIDENDS(1)   INTEREST   TAX CREDIT(2)
---------                        ------------- ------------- ------------- ------------   --------   -------------
Equity Index Fund                      26%           74%          100%          100%           0%       0%
Core Equity Fund                       35%           65%          100%           24%           0%       0%
Growth Equity Fund                     91%            9%          100%           92%           0%       0%
Special Equity Fund                    19%           81%          100%            4%           0%       0%
International Growth Fund              61%           39%          100%            0%           0%       9%(3)
Balanced Fund                          44%           56%          100%           18%           0%       0%
Short Term Income Fund                  0%          100%          100%            0%           0%       0%
Short-Intermediate Bond Fund            0%          100%          100%            0%           0%       0%
Government Income Fund                  0%          100%          100%            0%           0%       0%
Bond Fund                               0%          100%          100%            0%           0%       0%
Global Bond Fund                        0%          100%          100%            0%           0%       0%
Intermediate Municipal Bond Fund        0%          100%          100%            0%         100%       0%
Pennsylvania Municipal Bond Fund        0%          100%          100%            0%         100%       0%
New Jersey Municipal Bond Fund         11%           89%          100%            0%         100%       0%
Treasury Reserve                        0%          100%          100%            0%           0%       0%
Cash Reserve                            0%          100%          100%            0%           0%       0%
Tax-Free Reserve                        0%          100%          100%            0%         100%       0%

Please consult your tax adviser for proper treatment of this information.
----------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
(2) SEE ATTACHED NOTICE WHICH DETAILS THE PER SHARE AMOUNT OF FOREIGN TAXES PAID BY COUNTRY AND THE PER SHARE AMOUNT OF EACH DIVIDEND THAT REPRESENTS INCOME DERIVED FROM SOURCES WITHIN EACH COUNTRY.
(3) THIS AMOUNT REPRESENTS THE FOREIGN TAX CREDIT FOR CLASS Y. THE FOREIGN TAX CREDIT FOR CLASS A IS 10%.
 * ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE PORTFOLIO'S TOTAL DISTRIBUTIONS.
** ITEMS (D), (E) AND (F) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.

   NOTES TO
   FINANCIAL
   STATEMENTS
   (CONTINUED)

   AS OF
   JUNE 30, 1997
                            [SQUARE BULLET] COREFUND

                                    (UNAUDITED)

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.
     The CoreFund International Growth Fund has made an election under Section 853 of the Internal Revenue Code to provide a foreign tax deduction or credit to its shareholders for the fiscal year ended June 30, 1997. The information provided below is pertinent to taxpayers who meet the following two criteria: 1) file a U.S. Federal Income Tax Return on the basis of the fiscal year ended June 30, 1997, and 2) held shares of the Fund on the dividend record date of December 30, 1996.
     The amount per share of income and foreign taxes paid to each country is listed in the following schedule:

                                                                       Class Y                   Class A
                                                                Gross        Foreign      Gross        Foreign
Country                                                       Dividend     Taxes Paid    Dividend    Taxes Paid
--------                                                      --------     ----------    --------    ----------
Argentina...................................................   0.0019        0.0000       0.0018       0.0000
Australia...................................................   0.0169        0.0005       0.0155       0.0005
Austria.....................................................   0.0012        0.0000       0.0011       0.0000
Belgium.....................................................   0.0035        0.0004       0.0032       0.0004
Denmark.....................................................   0.0002        0.0000       0.0002       0.0000
Finland.....................................................   0.0002        0.0000       0.0002       0.0000
France......................................................   0.0163        0.0021       0.0150       0.0021
Germany.....................................................   0.0162        0.0014       0.0148       0.0014
Hong Kong...................................................   0.0355        0.0000       0.0323       0.0000
Indonesia...................................................   0.0015        0.0000       0.0014       0.0000
Italy.......................................................   0.0058        0.0004       0.0053       0.0004
Japan.......................................................   0.0368        0.0037       0.0338       0.0037
Malaysia....................................................   0.0057        0.0013       0.0053       0.0013
Mexico......................................................   0.0004        0.0000       0.0004       0.0000
Netherlands.................................................   0.0143        0.0019       0.0132       0.0019
New Zealand.................................................   0.0018        0.0002       0.0016       0.0002
Norway......................................................   0.0003        0.0000       0.0003       0.0000
Philippines.................................................   0.0001        0.0000       0.0001       0.0000
Singapore...................................................   0.0043        0.0008       0.0040       0.0008
Spain.......................................................   0.0094        0.0006       0.0086       0.0006
South Africa................................................   0.0022        0.0001       0.0020       0.0001
Sweden......................................................   0.0078        0.0008       0.0072       0.0008
Switzerland.................................................   0.0116        0.0012       0.0106       0.0012
Thailand....................................................   0.0115        0.0009       0.0106       0.0009
United Kingdom..............................................   0.1512        0.0158       0.1391       0.0158
United States...............................................   0.0452        0.0001       0.0412       0.0001
                                                               -------       -------      -------      -------
                                                               0.4017        0.0322       0.3687       0.0322


   SHAREHOLDER
   NOTES
                            [SQUARE BULLET] COREFUND

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE CORPORATION. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE CORPORATION UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CORESTATES BANK, N.A., THE PARENT CORPORATION OF EACH FUND'S INVESTMENT ADVISER. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF A MUTUAL FUND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. CORESTATES BANK, N.A. SERVES AS CUSTODIAN FOR THE FUNDS. SEIFINANCIAL SERVICES COMPANY SERVES AS DISTRIBUTOR AND IS NOT AFFILIATED WITH CORESTATES BANK, N.A.

COREFUNDS,
INC.

[SQUARE BULLET]

DIRECTORS
EMIL J. MIKITY, CHAIRMAN
GEORGE H. STRONG
ERIN ANDERSON
THOMAS TAYLOR
CHERYL WADE

OFFICERS
DAVID G. LEE, PRESIDENT
JAMES W. JENNINGS, SECRETARY

INVESTMENT ADVISER
CORESTATES INVESTMENT ADVISERS, INC.
PHILADELPHIA, PA 19101

ADMINISTRATOR
SEI FUND RESOURCES
WAYNE, PA 19087

DISTRIBUTOR
SEIINVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

LEGAL COUNSEL
MORGAN, LEWIS &BOCKIUS
PHILADELPHIA, PA 19103

AUDITORS
ERNST & YOUNG LLP
PHILADELPHIA, PA 19103

INVESTMENT ADVISER

[COREFUND LOGO]

CORESTATES INVESTMENT ADVISERS FOR MORE INFORMATION, CALL COREFUND AT 1-800-355-CORE (2673).

                                                                    COR-F-044-05

                                 CoreFunds,Inc.
                                 -------------
                               ELITE CASH RESERVE
                                  ANNUAL REPORT
                                  June 30, 1997

                           INVESTMENT ADVISER'S REPORT
                           COREFUND ELITE CASH RESERVE
                                  JUNE 30, 1997


The CoreFund Elite Cash Reserve Fund (Class Y) returned 5.30% for the one-year period ended June 30, 1997. The Fund significantly outperformed it's benchmark index, The IBC/Donoghue All-Taxable Money Fund, which returned 4.87% for the same period.

The Fund's assets decreased by 46.1% during the period from $384.4 million on June 30, 1996 to $207 million on June 30, 1997.

The average weighted maturity was reduced during this first quarter of 1997 to accommodate this move. The average weighted maturity changed from 45-55 to 55-65 days during the one-year period. The current maturity target for the CoreFund Elite Cash Reserve is 65 to 70 days.

The portfolio structure continues to favor commercial paper as it offers the best absolute value to the Fund. Other spread products, such as, floaters, insurance funding agreements and corporate note also enhance the overall yield. We continue to use a laddered approach and look for added value along the money market yield curve.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997



                                                       PAR               VALUE
ELITE CASH RESERVE                                    (000)              (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 57.4%
   BANKING - 7.3%
   Abbey National Bank (A)
         5.770%, 07/01/97 ......................   $   150          $     148
   Abm Amro North American Finance
         5.479%, 07/09/97 ......................     5,000              4,994
   Cit Group Holdings
         5.628%, 08/21/97 ......................     5,000              4,961
   Eureka Securitization
         5.580%, 09/03/97 ......................     5,000              4,950
                                                                    ---------
         Total Banking                                                 15,053
                                                                    ---------
   FINANCIAL SERVICES - 23.8%
   AI Credit
         5.560%, 07/21/97 ......................     5,000              4,985
   Ameritech Capital Funding
         5.799%, 12/08/97 ......................     5,000              4,875
   Asset Securitization Coop
         5.715%, 07/10/97 ......................     4,450              4,444
         5.606%, 08/28/97 ......................     5,000              4,955
   Ciesco
         5.679%, 08/12/97 ......................     5,000              4,967
   Merrill Lynch
         5.494%, 07/01/97 ......................     5,000              5,000
         5.689%, 08/01/97 ......................     5,000              4,976
   Morgan Stanley
         5.518%, 07/15/97 ......................     5,000              4,989
         5.610%, 09/12/97 ......................     5,000              4,943
   Pitney Bowes Credit
         5.670%, 07/07/97 ......................     5,000              4,995
                                                                    ---------
         Total Financial Services                                      49,129
                                                                    ---------
   INDUSTRIAL - 16.7%
   Amoco
         5.587%, 07/08/97 ......................     5,000              4,995
         5.500%, 08/13/97 ......................     5,000              4,967
   Ford Motor Credit
         5.638%, 08/27/97 ......................     5,000              4,956
         5.640%, 12/03/97 ......................     5,000              4,878

STATEMENT OF NET ASSETS (CONTINUED)                  COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997



                                                       PAR             VALUE
ELITE CASH RESERVE                                    (000)            (000)
--------------------------------------------------------------------------------
   General Electric Capital
         5.603%, 07/28/97 ......................     $5,000          $  4,979
         5.765%, 10/31/97 ......................      5,000             4,905
   Mobil Australia Finance
         5.694%, 08/06/97 ......................      5,000             4,972
                                                                     --------
         Total Industrial                                              34,652
                                                                     --------
   SOVEREIGNTIES - 9.6%
   Province of British Columbia
         5.655%, 07/16/97 ......................      5,000             4,988
         5.783%, 10/29/97 ......................      5,000             4,906
   Province of Quebec
         5.667%, 07/03/97 ......................      5,000             4,998
         5.603%, 07/17/97 ......................      5,000             4,988
                                                                     --------
         Total Sovereignties                                           19,880
                                                                     --------
   TOTAL COMMERCIAL PAPER
      (Cost $118,714) ............................................    118,714
-----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%
   FHLB
         6.000%, 09/24/97 ......................      5,000             5,006
         5.260%, 12/10/97 (A) ..................      5,000             4,999
         5.810%, 01/23/98 ......................      5,000             5,000
                                                                     --------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $15,005) .............................................     15,005
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.8%
   Capita Equipment Receivables Trust, Series 1996-1, Class A1
         5.600%, 10/15/97 ......................        869               869
   Goldman Sachs Asset Backed Securities Investment Trust,
      Series 1997-C, Class N  (A)
         5.688%, 07/16/97 ......................      5,000             5,000
                                                                     --------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $5,869) ..............................................      5,869
-----------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                  COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997



                                                       PAR             VALUE
ELITE CASH RESERVE                                    (000)            (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 10.8%
   FINANCIAL SERVICES - 3.5%
   Abbey National Treasury Services (A)
         5.650%, 04/15/98 ......................     $5,000          $  4,998
   Associates Corporation of North America
         7.750%, 11/01/97 ......................      2,200             2,215
                                                                     --------
         Total Financial Services                                       7,213
                                                                     --------
   INDUSTRIAL - 7.3%
   E.I. duPont de Nemours
         5.590%, 10/08/97 ......................      5,000             5,000
         8.650%, 12/01/97 ......................      5,000             5,061
   Toyota Motor Credit (A)
         5.680%, 07/01/97 ......................      5,000             5,000
                                                                     --------
         Total Industrial                                              15,061
                                                                     --------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $22,274) .............................................     22,274
-----------------------------------------------------------------------------
MASTER NOTES - 1.8%
   FINANCIAL SERVICES - 1.8%
   Associates Corporation of North America (A)
         5.497%, 07/01/97 ......................      3,647             3,647
   SLMA (A)
         5.220%, 07/01/97 ......................         14                14
                                                                     --------
         Total Financial Services                                       3,661
                                                                     --------
   TOTAL MASTER NOTES
      (Cost $3,661) ..............................................      3,661
-----------------------------------------------------------------------------
TIME DEPOSITS - 8.2%
   BANKING - 8.2%
   Bank of Montreal
         6.000%, 07/01/97 ......................      5,000             5,000
   First Union Bank
         6.000%, 07/01/97 ......................      2,000             2,000
   Republic New York
         6.000%, 07/01/97 ......................      5,000             5,000
   Sumitomo Bank
         6.125%, 07/01/97 ......................      5,000             5,000
                                                                     --------
         Total Banking                                                 17,000
                                                                     --------

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997



                                                       PAR             VALUE
ELITE CASH RESERVE                                    (000)            (000)
--------------------------------------------------------------------------------
   TOTAL TIME DEPOSITS
      (Cost $17,000) ..............................................  $ 17,000
-----------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS - 2.4%
   FINANCIAL SERVICES - 2.4%
   Allstate (A)
         5.745%, 07/01/97 ......................     $5,000             5,000
                                                                     --------
   TOTAL INSURANCE FUNDING AGREEMENTS
      (Cost $5,000) ...............................................     5,000
-----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 7.2% BANKING - 7.2% National Westminster Bank PLC
         5.940%, 06/26/98 ......................      5,000             4,997
   Societe Generale
         6.080%, 06/09/98 ......................      5,000             4,998
   Swiss Bank
         6.020%, 06/12/98 ......................      5,000             5,002
                                                                     --------
         Total Banking                                                 14,997
                                                                     --------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $14,997) ..............................................    14,997
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.4%
   Swiss  Bank 5.95%, dated 06/30/97, matures
      07/01/97, repurchase price $5,000,826 (collateralized by U.S. Treasury Note, par value $5,025,000, 6.50%, 04/30/99;
      market value $5,121,480) .................      5,000             5,000
                                                                     --------
   TOTAL REPURCHASE AGREEMENT
      (Cost $5,000) ...............................................     5,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%
   (Cost $207,520) ................................................   207,520
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.3%) ........................      (533)
-----------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONCLUDED)                  COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997



                                                                       VALUE
ELITE CASH RESERVE                                                     (000)
----------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares ($0.001 par value -- 750 million authorized) based on
   206,990,198 outstanding shares .................................  $206,990
Accumulated net realized loss on investments                               (3)
-----------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% .........................................  $206,987
-----------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE ....................     $1.00
-----------------------------------------------------------------------------

(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.

FHLB -- FEDERAL HOME LOAN BANK

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

PLC -- PUBLIC LIMITED COMPANY

SLMA -- STUDENT LOAN MARKETING ASSOCIATION

STATEMENT OF OPERATIONS (000)                        COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the year ended June 30, 1997




ELITE CASH RESERVE+
--------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest .................................................   $19,367
                                                                      -------
EXPENSES:
      Investment advisory fees ....................................       710
      Less investment advisory fees waived ........................      (659)
      Administrative fees .........................................       888
      Less administrative fees waived .............................      (521)
      Transfer agent fees & expenses ..............................        57
      Registration & filing fees ..................................        35
      Printing ....................................................        32
      Professional fees ...........................................        29
      Directors fees ..............................................        10
      Insurance ...................................................         4
      Miscellaneous ...............................................        15

                                                                      -------
Total expenses ....................................................       600
                                                                      -------

NET INVESTMENT INCOME .............................................    18,767
                                                                      -------
NET REALIZED LOSS ON INVESTMENTS ..................................        (3)
                                                                      -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $18,764
                                                                      =======

+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY RESERVE.

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)             COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the years ended June 30




ELITE CASH RESERVE+
--------------------------------------------------------------------------------
                                                 1997                    1996
                                              -----------              --------
OPERATIONS:
      Net investment income ................  $    18,767              $ 21,639
      Net realized loss on securities sold .           (3)                   --
                                              -----------              --------
      Net increase in net assets resulting
         from operations ...................       18,764                21,639
                                              -----------              --------
DIVIDENDS DISTRIBUTED FROM:
      Net investment income ................      (18,767)              (21,639)
                                              -----------              --------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued ..........      825,899               596,669
      Cost of shares redeemed ..............   (1,003,355)             (618,820)
                                              -----------              --------
      Decrease in net assets derived from
         capital share transactions ........     (177,456)              (22,151)
                                              -----------              --------
NET DECREASE IN NET ASSETS: ................     (177,459)              (22,151)
NET ASSETS:
      Beginning of period ..................      384,446               406,597
                                              -----------              --------
      End of period ........................      206,987              $384,446
                                              ===========              ========
SHARES ISSUED AND REDEEMED:
      Shares issued ........................      825,899               596,669
      Shares redeemed ......................   (1,003,355)             (618,820)
                                              -----------              --------
      Decrease in net shares derived from
         capital share transactions ........     (177,456)              (22,151)
                                              -----------              --------
OUTSTANDING SHARES:
      Beginning of period ..................      384,446               406,597
                                              -----------              --------
      End of period ........................      206,990               384,446
                                              ===========              ========

+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY RESERVE.

See accompanying notes to financial statements.


FINANCIAL HIGHLIGHTS                                                                                     COREFUND MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1997




ELITE CASH RESERVE+
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period


                                           DISTRIB-
                                           BUTIONS                                                            RATIO       RATIO OF
                          NET               FROM        NET                NET                    RATIO    OF EXPENSES   NET INCOME
                         ASSET      NET      NET       ASSET              ASSETS     RATIO        OF NET   TO AVERAGE    TO AVERAGE
                         VALUE     INVEST-  INVEST-    VALUE               END    OF EXPENSES     INCOME   NET ASSETS    NET ASSETS
                       BEGINNING    MENT     MENT       END      TOTAL  OF PERIOD  TO AVERAGE   TO AVERAGE (EXCLUDING    (EXCLUDING
                       OF PERIOD   INCOME   INCOME   OF PERIOD   RETURN   (000)    NET ASSETS   NET ASSETS   WAIVERS)     WAIVERS)
                       ---------   ------   ------   ---------   ------  --------  ----------   ----------   --------     --------
For the year ended
   June 30, 1997        $1.00       0.05    (0.05)     $1.00      5.43%  $206,987     0.17%        5.28%       0.50%        4.94%

For the year ended
   June 30, 1996        $1.00       0.05    (0.05)     $1.00      5.62%  $384,446     0.15%        5.46%       0.76%        4.85%

For the year ended
   June 30, 1995        $1.00       0.05    (0.05)     $1.00      5.46%  $406,597     0.17%        5.35%       0.81%        4.71%

For the year ended
   June 30, 1994        $1.00       0.03    (0.03)     $1.00      3.31%  $382,814     0.16%        3.24%       0.84%        2.56%

For the year ended
   June 30, 1993        $1.00       0.03    (0.03)     $1.00      3.29%  $424,363     0.17%        3.25%       0.81%        2.61%

For the year ended
   June 30, 1992        $1.00       0.05    (0.05)     $1.00      5.04%  $416,945     0.18%        4.96%       0.83%        4.31%

For the year ended
   June 30, 1991        $1.00       0.07    (0.07)     $1.00      7.49%  $453,947     0.15%        7.05%       0.80%        6.40%

For the period ended
   June 30, 1990 (1)    $1.00       0.08    (0.08)     $1.00      8.03%* $232,091     0.13%        8.42%       0.83%        7.72%

-----------------

*     RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

(1)   THE ELITE CASH RESERVE COMMENCED OPERATIONS AUGUST 7, 1989.

      RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.

+     THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY RESERVE.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                        COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






1. ORGANIZATION

The CoreFund Elite Cash Reserve is a Fund offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Funds (the "Funds"):

      EQUITY FUNDS:                                  MONEY MARKET FUNDS:
      Equity Index Fund                              Treasury Reserve
      Core Equity Fund                               Cash Reserve
      Growth Equity Fund                             Tax-Free Reserve
      Special Equity Fund                            Elite Treasury Reserve
      International Growth Fund                      Elite Cash Reserve
      Balanced Fund                                  Elite Tax-Free Reserve

      FIXED INCOME FUNDS:
      Short Term Income
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Elite Cash Reserve. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Elite Cash Reserve.

SECURITY VALUATION -- Investment securities of the Elite Cash Reserve are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Company are prorated to the Fund on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL  INCOME TAXES -- It is the Fund's  intention to continue to qualify as a
regulated   investment  company  and  distribute  all  of  its  taxable  income.
Accordingly, no provision for Federal income taxes is required.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated April 12, 1996, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.20% on the average net assets of the Elite Cash Reserve. For the year ended June 30, 1997, CoreStates Advisers earned $710,442 in investment advisory fees, of which $659,442 was voluntarily waived in order to assist the Fund in maintaining a competitive expense ratio.

CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, at its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






4.  ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR"), a wholly-owned subsidiary of SEI Corporation, acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average daily net assets of the Elite Cash Reserve. Such a fee is computed daily and paid monthly. For the year ended June 30, 1997, administrative fees totaled $887,885 of which $521,130 was voluntarily waived in order to assist the Fund in maintaining a competitive expense ratio.

Pursuant to a transfer agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS") a subsidiary of State Street Bank and Trust Company acts as the Fund's Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Fund.

On November 2, 1992, SEI Investments Distribution Co., also a wholly-owned subsidiary of SEI Corporation, became the Fund's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Fund.

The Fund has paid legal fees to a law firm in which the secretary of the Company is a partner.

                       NOTICE TO SHAREHOLDERS OF COREFUNDS
                                   (UNAUDITED)


              For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

Dear CoreFund Shareholders:

          For the fiscal year ended June 30, 1997, the Elite Cash Reserve is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:


                            (A)*           (B)*
                         LONG TERM      ORDINARY           (C)                      (E)**
                       CAPITAL GAINS     INCOME           TOTAL         (D)**        TAX        (F)**
                       DISTRIBUTIONS  DISTRIBUTIONS   DISTRIBUTIONS  QUALIFYING    EXEMPT      FOREIGN
  PORTFOLIO             (TAX BASIS)    (TAX BASIS)     (TAX BASIS)  DIVIDENDS (1) INTEREST   TAX CREDIT
  ---------            ------------   -------------   ------------- ------------  --------   ----------
Elite Cash Reserve          0%            100%             100%          0%          0%           0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE RECEIVED DEDUCTION.
*   ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE FUNDS'
    TOTAL  DISTRIBUTION.
**  ITEMS (D), (E) AND (F) ARE BASED ON A PERCENTAGE OF
    ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.

Please consult your tax department for proper treatment of this information.

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors and Shareholders
CoreFunds, Inc.

We have audited the accompanying statement of net assets of the CoreFund Elite Cash Reserve of CoreFunds, Inc. (the "Fund") as of June 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of June 30, 1997 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years presented herein, in conformity with generally accepted accounting principles.



Philadelphia, Pennsylvania
August 12, 1997                                             /S/Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.



COR-F-056-02

                                 CoreFunds, Inc.
                                 --------------
                             ELITE TREASURY RESERVE
                                  ANNUAL REPORT
                                  June 30, 1997

                           INVESTMENT ADVISER'S REPORT
                         COREFUND ELITE TREASURY RESERVE
                                  JUNE 30, 1997


The CoreFund Elite Treasury Reserve returned 5.33% net of expenses for the one-year period ended June 30, 1997. The Fund's assets decreased in size by 11.4% during the period from $24.5 million on June 30, 1996 to $21.7 million on June 30, 1997. The average weighted maturity of the Fund increased from 58 to 63 days during the one-year period. The Fund significantly outperformed its benchmark index, the IBC/Donoghue U.S. Treasury and Repo Average, which returned 4.78% for the same period.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997




                                                                                          PAR                  VALUE
ELITE TREASURY RESERVE                                                                   (000)                 (000)
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 35.7%
   U.S. Treasury Bills+
         5.901%, 08/21/97 ..........................................................    $   500            $    496
         5.589%, 10/16/97 ..........................................................        500                 492
         5.508%, 11/13/97 ..........................................................        500                 490
         5.564%, 11/13/97 ..........................................................        500                 490
         5.648%, 03/05/98 ..........................................................        500                 481
         5.806%, 04/02/98 ..........................................................        500                 479
         5.796%, 04/30/98 ..........................................................        500                 477
         5.587%, 05/28/98 ..........................................................        500                 476
   U.S. Treasury Notes
         5.500%, 07/31/97 ..........................................................        400                 400
         5.750%, 10/31/97 ..........................................................        500                 500
         5.250%, 12/31/97 ..........................................................        500                 499
         5.625%, 01/31/98 ..........................................................        900                 900
   U.S. Treasury STRIPS+
         5.400%, 08/15/97 ..........................................................        500                 497
         5.684%, 11/15/97 ..........................................................        700                 686
         5.725%, 05/15/98 ..........................................................        400                 381
                                                                                                           --------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $7,744) ....................................................................................      7,744
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 64.7%
   Aubrey Lanston 5.90%,  dated 06/30/97,  matures  07/01/97,  repurchase  price
      $5,000,819  (collateralized  by U.S.  Treasury Note, par value $5,020,000,
      6.00%, 09/30/98;
      market value $5,100,320) .....................................................      5,000               5,000
   First National  Bank of Chicago  5.95%,  dated  06/30/97,  matures  07/01/97, repurchase price  $1,007,166  (collateralized  by U.S.  Treasury Note, par value $1,035,000,
      5.75%, 10/31/00; market value $1,030,550) ....................................      1,007               1,007
   Goldman Sachs 5.80%, dated 06/30/97, matures 07/01/97,
      repurchase price $900,145 (collateralized by U.S. Treasury
      Note, par value $865,000, 9.125%, 05/15/99;
      market value $921,484) .......................................................        900                 900
   Hong Kong Shanghai Bank 5.80%, dated 06/30/97,  matures 07/01/97,  repurchase price $600,097  (collateralized by U.S. Treasury Note, par value $585,000,
      7.25%, 05/15/04;
      market value $617,643) .......................................................        600                 600

STATEMENT OF NET ASSETS (CONCLUDED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                            PAR               VALUE
ELITE TREASURY RESERVE                                                                     (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   Merrill Lynch 5.60%,  dated  06/30/97,  matures  07/01/97,  repurchase  price
      $900,140  (collateralized  by U.S.  Treasury  Note,  par  value  $910,000,
      6.125%, 05/15/98;
      market value $919,646) ......................................................     $   900            $    900
   Sanwa Bank 5.85%, dated 06/30/97, matures 07/01/97,
      repurchase price $5,000,813 (collateralized by U.S.
      Treasury Note, par value $4,985,000, 6.125%, 08/31/98;
      market value $5,100,154) ....................................................       5,000               5,000
   Swiss Bank 5.875%, dated 06/30/97, matures 07/01/97,
      repurchase price $600,098 (collateralized by U.S. Treasury
      Note, par value $625,000, 5.625%, 11/30/00;
      market value $616,438) ......................................................         600                 600
                                                                                                           --------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $14,007) ..................................................................................      14,007
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.4%
   (Cost $21,751) .....................................................................................      21,751
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.4%) ............................................................         (84)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares ($0.001 par value -- 250 million authorized shares)
   based on 21,666,504 outstanding shares .............................................................      21,667
-------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% .............................................................................     $21,667
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE ........................................................       $1.00
-------------------------------------------------------------------------------------------------------------------

+ EFFECTIVE YIELD

STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (000)              COREFUND MONEY MARKET FUNDS
----------------------------------------------------------------------
For the year ended June 30, 1997




ELITE TREASURY RESERVE+
----------------------------------------------------------------------
NVESTMENT INCOME:
         Interest ...........................................   $1,392
                                                                ------
EXPENSES:
      Investment advisory fees ..............................       52
      Less investment advisory fees waived ..................      (47)
      Administrative fees ...................................       64
      Less administrative fees waived .......................      (39)
      Transfer agent fees & expenses ........................       18
      Professional fees .....................................        2
      Registration & filing fees ............................       (9)
      Printing ..............................................        4
                                                                ------

Total expenses ..............................................       45
                                                                ------

NET INVESTMENT INCOME .......................................    1,347
                                                                ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........   $1,347
                                                                ======


+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE.

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)             COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the years ended June 30




ELITE TREASURY RESERVE+
--------------------------------------------------------------------------------
                                                   1997               1996
                                                   ----               ----
OPERATIONS:
      Net investment income .................  $   1,347           $   1,112
                                               ---------           ---------
      Net increase in net assets resulting
         from operations ....................      1,347               1,112
                                               ---------           ---------
DIVIDENDS DISTRIBUTED FROM:
      Net investment income .................     (1,347)             (1,112)
                                               ---------           ---------
      Total dividends distributed ...........     (1,347)             (1,112)
                                               ---------           ---------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued ...........     40,896              26,668
      Cost of shares redeemed ...............    (43,727)            (20,565)
                                               ---------           ---------
      Increase (decrease) in net assets derived from
         capital share transactions .........     (2,831)              6,103
                                               ---------           ---------
NET INCREASE (DECREASE) IN NET ASSETS .......     (2,831)              6,102
NET ASSETS:
      Beginning of period ...................     24,498              18,396
                                               ---------           ---------
      End of period .........................    $21,667            $ 24,498
                                               =========           =========
SHARES ISSUED AND REDEEMED:
      Shares issued .........................     40,896              26,668
      Shares redeemed .......................    (43,727)            (20,565)
                                               ---------           ---------
      Increase (decrease) in net shares derived from
         capital share transactions .........     (2,831)              6,103
                                               ---------           ---------
OUTSTANDING SHARES:
      Beginning of period ...................     24,498              18,395
                                               ---------           ---------
      End of period .........................     21,667              24,498
                                               =========           =========

+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE.


                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS                                                                                     COREFUND MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1997




ELITE TREASURY RESERVE+
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period
                                                                                                                RATIO       RATIO
                           NET            DISTRIBUTIONS NET                 NET                      RATIO   OF EXPENSES NET INCOME
                          ASSET       NET   FROM NET   ASSET               ASSETS       RATIO        OF NET   TO AVERAGE TO AVERAGE
                          VALUE     INVEST-  INVEST-   VALUE                END      OF EXPENSES     INCOME   NET ASSETS NET ASSETS
                        BEGINNING    MENT     MENT      END       TOTAL  OF PERIOD    TO AVERAGE   TO AVERAGE (EXCLUDING (EXCLUDING
                        OF PERIOD   INCOME   INCOME   OF PERIOD   RETURN   (000)      NET ASSETS   NET ASSETS   WAIVERS)   WAIVERS)
                        ---------   ------   ------   ---------   ------ ---------   -----------   ---------- ---------- ----------

For the year ended
   June 30, 1997         $1.00       0.05    (0.05)     $1.00      5.33%  $21,667       0.17%         5.20%      0.50%      4.87%

For the year ended
   June 30, 1996         $1.00       0.05    (0.05)     $1.00      5.54%  $24,498       0.19%         5.39%      0.80%      4.78%

For the year ended
   June 30, 1995         $1.00       0.05    (0.05)     $1.00      5.24%  $18,396       0.23%         5.09%      0.87%      4.45%

For the year ended
   June 30, 1994         $1.00       0.03    (0.03)     $1.00      3.10%  $20,363       0.28%         3.03%      0.91%      2.40%

For the year ended
   June 30, 1993         $1.00       0.03    (0.03)     $1.00      3.17%  $27,614       0.18%         3.19%      0.85%      2.52%

For the period ended
   June 30, 1992 (1)     $1.00       0.02    (0.02)     $1.00      2.00%* $49,328      0.05%          3.95%      0.80%      3.20%



--------------------------------------------------------------------------------
 *    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) THE ELITE TREASURY RESERVE COMMENCED OPERATIONS ON DECEMBER 10, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
+     THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                        COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997




1. ORGANIZATION

The CoreFund Elite Treasury Reserve is a Fund offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Funds (the "Funds"):

      EQUITY FUNDS:                                  MONEY MARKET FUNDS:
      Equity Index Fund                              Treasury Reserve
      Core Equity Fund                               Cash Reserve
      Growth Equity Fund                             Tax-Free Reserve
      Special Equity Fund                            Elite Treasury Reserve
      International Growth Fund                      Elite Cash Reserve
      Balanced Fund                                  Elite Tax-Free Reserve

      FIXED INCOME FUNDS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Elite Treasury Reserve. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Elite Treasury Reserve.

SECURITY VALUATION -- Investment securities of the Elite Treasury Reserve are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE  AGREEMENTS  --  Securities  pledged  as  collateral  for  Repurchase
Agreements are held by each Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Company are prorated to the Fund on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL  INCOME TAXES -- It is the Fund's  intention to continue to qualify as a
regulated   investment  company  and  distribute  all  of  its  taxable  income.
Accordingly, no provision for Federal income taxes is required.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated April 12, 1996, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.20% on the average net assets of the Elite Treasury Reserve. For the year ended June 30, 1997, CoreStates Advisers earned $51,711 in investment advisory fees, of which $46,509 was voluntarily waived in order to assist the Fund in maintaining a competitive expense ratio.

CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, at its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds'

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

4. ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resource ("SFR"), a wholly-owned subsidiary of SEI Corporation, acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average daily net assets of the Elite Treasury Reserve. Such a fee is computed daily and paid monthly. For the year ended June 30, 1997, administrative fees totaled $64,633 of which $38,795 was voluntarily waived in order to assist the Fund in maintaining a competitive expense ratio.

Pursuant to a transfer agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS") a subsidiary of State Street Bank and Trust Company acts as the Fund's Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing, and shareholder servicing for the Fund.

On November 2, 1992, SEI Investments Distribution Co., also a wholly-owned subsidiary of SEI Corporation, became the Fund's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Fund.

The Fund has paid legal fees to a law firm in which the secretary of the Company is a partner.

                       NOTICE TO SHAREHOLDERS OF COREFUNDS
                                   (UNAUDITED)


              For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

Dear CoreFund Shareholders:

      For the fiscal year ended June 30, 1997, the Elite Treasury Reserve Fund is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                       (A)*           (B)*
                                     LONG TERM      ORDINARY         (C)                      (E)**
                                   CAPITAL GAINS     INCOME         TOTAL         (D)**        TAX        (F)**
                                   DISTRIBUTIONS  DISTRIBUTIONS DISTRIBUTIONS  QUALIFYING    EXEMPT      FOREIGN
           PORTFOLIO                (TAX BASIS)    (TAX BASIS)   (TAX BASIS)  DIVIDENDS (1) INTEREST   TAX CREDIT
          ------------             ------------   ------------  ------------  ------------  --------   ----------
Elite Treasury Reserve                  0%            100%          100%           0%          0%          0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE RECEIVED DEDUCTION.
*   ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE
    PORTFOLIOS' TOTAL  DISTRIBUTION.
**  ITEMS (D), (E) AND (F) ARE BASED ON A
    PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.

Please consult your tax department for proper treatment of this information.

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors and Shareholders
CoreFunds, Inc.

We have audited the accompanying statement of net assets of the CoreFund Elite Treasury Reserve of CoreFunds, Inc. (the "Fund") as of June 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of June 30, 1997 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years presented herein, in conformity with generally accepted accounting principles.




Philadelphia, Pennsylvania
August 12, 1997                                             /S/ERNST & YOUNG LLP

                                      NOTES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.



COR-F-057-02

                                 CoreFunds,Inc.
                                 -------------
                             ELITE TAX-FREE RESERVE
                                  ANNUAL REPORT
                                  June 30, 1997

                           INVESTMENT ADVISER'S REPORT
                         COREFUND ELITE TAX-FREE RESERVE
                                  JUNE 30, 1997


The CoreFund Elite Tax-Free Reserve returned 3.42% for the one-year period ended June 30, 1997. This compared with a return of 3.03% for the Benchmark Index, the IBC/Donoghue Tax Free Average, for the same period. The Fund grew by 70.3% during the period from $86.5 million on June 30, 1996 to $147.3 million on June 30, 1997.

The average weighed maturity of the Tax-Free Reserve was 41 days during the year. And, the Fund's one year effective yield was 3.42%, as the Fund outperformed its benchmark.

During the first six months of this period we experienced normal patterns in the tax-free money market securities market. The market is driven by seasonality in terms of the amount of cash in the market. Typically during January, June, and July, yields fall due to an abundance of cash in the market. However, in January of 1997, a new pattern emerged as a strong decline in prerefunded bonds took cash out of the market. As a result, supply was adequate and yields were fabulous.

Throughout the first half of 1997, conditions have remained positive for the Fund. For a few days in June, the tax-exempt rate was equal to the taxable rate. We're seeing changes to the fundamentals of the market that are resulting in higher yields. And, the trend should continue. It appears that supply should remain strong and, with more availability comes higher yields.

Our strategy will remain steady as we keep the average maturity of the Fund between 40 and 60 days. We will extend out on the yield curve when we see an issue of high value. We will also continue to utilize commercial paper and smaller note deals as appropriate. Our challenge will be to research and identify new cash flow patterns and take advantage of them in the coming months.

STATEMENT OF NET ASSETS                                                                 COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                           PAR               VALUE
ELITE TAX-FREE RESERVE                                                                    (000)              (000)
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 101.4%
   ALABAMA - 3.9%
   Montgomery, Alabama TECP
         3.500%, 08/13/97 ...........................................................    $2,000            $  2,000
   North Alabama Environmental Improvement Authority Revenue
      Bond for Reynold Metals Project (A) (B) (C)
         4.100%, 07/01/97 ...........................................................     1,300               1,300
   Winfield, Alabama Industrial Development Authority Revenue
      Bond for Union Underwear Project (A) (B) (C)
         4.000%, 12/01/97 ...........................................................     2,400               2,400
                                                                                                           --------
         Total Alabama                                                                                        5,700
                                                                                                           --------
   ALASKA - 2.1%
   Valdez, Alaska TECP
         3.650%, 08/08/97 ...........................................................     3,075               3,075
                                                                                                           --------
   ARIZONA - 1.9%
   Arizona Agriculture Improvement and Power District Electric
      Revenue Bond for Salt River Project, Series E
      Pre-Refunded @ 100 (D)
         8.250%, 01/01/98 ...........................................................     2,710               2,773
                                                                                                           --------
   CALIFORNIA - 1.5%
   Sonoma County, California TRAN
         4.500%, 01/29/98 ...........................................................     2,200               2,212
                                                                                                           --------
   COLORADO - 1.0%
   Moffat County, Colorado Pollution Control Revenue Bond (A) (B)
         4.200%, 07/01/97 ...........................................................     1,400               1,400
                                                                                                           --------
   DELAWARE - 0.7%
   Wilmington, Delaware Franciscan Health System Hospital
      Revenue Bond (A) (B)
         4.100%, 07/01/97 ...........................................................       400                 400
   Wilmington, Delaware Hospital  Revenue Bond for Franciscan
      Health Systems Project, Series A (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       700                 700
                                                                                                           --------
         Total Delaware                                                                                       1,100
                                                                                                           --------

STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                           PAR               VALUE
ELITE TAX-FREE RESERVE                                                                    (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   FLORIDA - 3.7%
   Dade County, Florida Fixed Capital Asset Acquisition Revenue
      Bond, Series 1990 (A) (B) (C)
         4.450%, 07/01/97 ...........................................................    $1,200            $  1,200
   Florida State Housing Finance Agency Revenue Bond for Carlton
      Project, Series EEE (A) (B) (C)
         4.200%, 07/01/97 ...........................................................     1,020               1,020
   Florida State Housing Finance Agency Revenue Bond for
      Huntington Project (A) (B) (C)
         4.300%, 07/01/97 ...........................................................       200                 200
   Jacksonville, Florida Hospital Revenue Bond for Methodist
      Hospital Project Pre-Refunded @ 102 (D)
         10.500%, 10/01/97 ..........................................................     2,000               2,073
   Sunshine State, Florida TECP
         3.700%, 08/12/97 ...........................................................     1,000               1,000
                                                                                                           --------
         Total Florida                                                                                        5,493
                                                                                                           --------
   GEORGIA - 0.9%
   Georgia Municipal Electric Authority Revenue Bond,
      Series B Pre-Refunded @ 102 (A) (B) (D)
         8.000%, 01/01/98 ...........................................................     1,000               1,041
   Hapeville, Georgia Industrial Development Authority
      Revenue Bond for Hapeville Hotel Project (A) (B) (C)
         4.150%, 07/01/97 ...........................................................       300                 300
                                                                                                           --------
         Total Georgia                                                                                        1,341
                                                                                                           --------
   ILLINOIS - 3.3%
   Chicago, Illinois Equipment Notes
         3.600%, 12/04/97 ...........................................................     2,500               2,500
   Chicago, Illinois O'Hare Airport Revenue Bond (A) (B) (C)
         4.200%, 07/01/97 ...........................................................       300                 300
   Illinois Development Financial Authority Pollution Control
      Revenue Bond for Amoco Oil Company Project (A) (B)
         4.000%, 07/01/97 ...........................................................       600                 600
   Illinois State Toll Highway Authority Revenue Bond,
      Series B MBIA (A) (B)
         4.150%, 07/01/97 ...........................................................     1,400               1,400
                                                                                                           --------
         Total Illinois                                                                                       4,800
                                                                                                           --------


STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                           PAR               VALUE
ELITE TAX-FREE RESERVE                                                                    (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   INDIANA - 4.6%
   Gary, Indiana Environmental Improvement Revenue Bond for
      U.S. Steel Project (A) (B) (C)
         4.100%, 07/15/97 ...........................................................   $   700           $     700
   MT Vernon, Indiana TECP
         3.450%, 07/16/97 ...........................................................       735                 735
   Sullivan, Indiana TECP
         3.950%, 07/02/97 ...........................................................     1,950               1,950
         3.500%, 07/16/97 ...........................................................     1,300               1,300
         3.550%, 09/09/97 ...........................................................     1,000               1,000
         3.800%, 09/19/97 ...........................................................     1,050               1,050
                                                                                                           --------
         Total Indiana                                                                                        6,735
                                                                                                           --------
   KANSAS - 2.1%
   Burlington, Kansas TECP
         3.800%, 07/18/97 ...........................................................     1,500               1,500
         3.800%, 08/14/97 ...........................................................     1,200               1,200
   Kansas City, Kansas Industrial Development Revenue Bond
      for PQ Corporation Project (A) (B) (C)
         4.200%, 07/01/97 ...........................................................       100                 100
   Wichita, Kansas Health Facilities Revenue Bond for Wichita
      Health Systems Project, Series XXV (A) (B) (C)
         4.350%, 07/02/97 ...........................................................       300                 300
                                                                                                           --------
         Total Kansas                                                                                         3,100
                                                                                                           --------
   KENTUCKY - 2.0%
   Pendelton, Kentucky TECP
         3.750%, 07/22/97 ...........................................................     3,000               3,000
                                                                                                           --------
   LOUISIANA - 1.1%
   Louisiana State Public Facilities Authority Revenue Bond for
      Kenner Hotel Project (A) (B) (C)
         4.150%, 07/01/97 ...........................................................       600                 600
   Louisiana State Recovery District Sales Tax Revenue Bond FGIC
         3.900%, 07/01/97 ...........................................................     1,000               1,000
                                                                                                           --------
         Total Louisiana                                                                                      1,600
                                                                                                           --------


STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                           PAR               VALUE
ELITE TAX-FREE RESERVE                                                                    (000)              (000)
--------------------------------------------------------------------------------------------------------------------
   MASSACHUSETTS - 0.9%
   Massachusetts State GO Series B, (A) (B) (C)
         4.000%, 12/01/97 ...........................................................   $   350            $    350
   Massachusetts State Health and Educational Facilities Lahey
      Clinic Project, Series A 1 Pre-Refunded
      07/01/98 @ 102 MBIA
         7.625%, 07/01/98 ...........................................................       950               1,003
                                                                                                           --------
         Total Massachusetts                                                                                  1,353
                                                                                                           --------
   MICHIGAN - 1.8%
   Cornell Township, Michigan Economic Development
      Corporation Revenue Bond for Environmental
      Improvement (A) (B) (C)
         4.000%, 07/01/97 ...........................................................     1,900               1,900
   Delta County, Michigan Environmental Improvement Revenue
      Bond for Mead Escambia Paper Project, Series C (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       600                 600
   Michigan State Strategic Fund Pollution Control Revenue Bond
      for Consumer Power Project (A) (B) (C)
         4.050%, 07/01/97 ...........................................................       100                 100
                                                                                                           --------
         Total Michigan                                                                                       2,600
                                                                                                           --------
   MISSISSIPPI - 1.6%
   Claiborne County, Mississippi TECP
         3.700%, 07/25/97 ...........................................................     1,000               1,000
   Jackson County, Port Facility Revenue Bond for Mississippi
      Chevron USA Project, Series A AMBAC (A) (B) (C)
         4.000%, 07/01/97 ...........................................................     1,400               1,400
                                                                                                           --------
         Total Mississippi                                                                                    2,400
                                                                                                           --------
   MISSOURI - 2.1%
   Claireborne, Missouri TECP
         3.800%, 07/18/97 ...........................................................       800                 800
   Missouri State Health and Educational Facilities Authority
      Revenue Bond for Washington University, Series A (A) (B)
         4.100%, 07/01/97 ...........................................................     2,300               2,300
                                                                                                           --------
         Total Missouri                                                                                       3,100
                                                                                                           --------

STATEMENT OF NET ASSETS (CONTINUED)                                                             COREFUND MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
June 30, 1997

                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   MONTANA - 2.0%
   Forsyth, Montana Pollution Control Revenue Bond for Portland
      General Electric Project (A) (B) (C)
         4.150%, 07/01/97 ...........................................................    $1,000            $  1,000
   Forsyth, Montana Pollution Control Revenue Bond for Portland
      General Electric Project, Series A (A) (B) (C)
         4.150%, 07/01/97 ...........................................................     2,000               2,000
                                                                                                           --------
         Total Montana                                                                                        3,000
                                                                                                           --------
   NEVADA - 3.5%
   Clark County, Nevada Industrial Development
      Revenue Bond Series C (A) (B)
         4.200%, 07/01/97 ...........................................................     3,000               3,000
   Nevada State Housing Authority Revenue Bond for Multi-
      Unit Park Project, Series A (A) (B) (C)
         4.250%, 07/01/97 ...........................................................     2,200               2,200
                                                                                                           --------
         Total Nevada                                                                                         5,200
                                                                                                           --------
   NEW HAMPSHIRE - 0.4%
   New Hampshire State Industrial Development Revenue Bond
      for Oerlikon-Burlhe Project (A) (B) (C)
         3.800%, 07/01/97 ...........................................................       600                 600
                                                                                                           --------
   NEW YORK - 4.6%
   New York City, New York GO (A) (B) (C)
         5.500%, 07/01/97 ...........................................................     2,400               2,400
   New York State Urban Development Corporate Revenue Bond
      for Correctional Facilities Project Series C,
      Pre-Refunded  @ 102  AMBAC (D)
         7.625%, 01/01/98 ...........................................................     1,175               1,220
   New York State Energy Research and Development Authority
      Pollution Control Revenue Bond (A) (B) (C)
         3.600%, 12/01/97 ...........................................................     1,500               1,500
   New York State Energy Research and Development Authority
      Pollution Control Revenue Bond for Niagara Mohawk
      Power Project Series A (A) (B)
         5.450%, 07/01/97 ...........................................................       400                 400
   New York, New York General Obligation Series C (A) (B) (C)
         5.500%, 07/01/97 ...........................................................     1,300               1,300
                                                                                                           --------
         Total New York                                                                                       6,820
                                                                                                           --------

STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997



                                                                                            PAR               VALUE
ELITE TAX-FREE RESERVE                                                                     (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   NORTH CAROLINA - 4.0%
   Lexington, North Carolina Medical Care Community Hospital
      Revenue Bond for Memorial Hospital Project (A) (B)
         4.200%, 07/01/97 ...........................................................    $5,900            $  5,900
                                                                                                           --------
   OHIO - 2.0%
   Evandale, Ohio Industrial Development Authority
      Revenue Bond (A) (B) (C)
         3.900%, 07/01/97 ...........................................................     1,600               1,600
   Ohio State Air Quality Revenue Bond (A) (B) (C)
         4.000%, 07/01/97 ...........................................................       100                 100
   Ohio State Air Quality Revenue Bond, Series B (A) (B) (C)
         5.500%, 07/01/97 ...........................................................     1,300               1,300
                                                                                                           --------
         Total Ohio                                                                                           3,000
                                                                                                           --------
   OREGON - 3.5%
   Port of Portland, Oregon Pollution Control Revenue Bond
      for Reynold Metals Project (A) (B) (C)
         4.100%, 07/01/97 ...........................................................     1,800               1,800
   Port of St. Helens, Oregon Pollution Control
      Revenue Bond (A) (B) (C)
         4.050%, 07/01/97 ...........................................................     2,800               2,800
   Umatilla County, Oregon Franciscan Health System
      Revenue Bond, Series A (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       300                 300
   Umatilla County, Oregon Franciscan Health System
      Revenue Bond, Series B (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       200                 200
                                                                                                           --------
         Total Oregon                                                                                         5,100
                                                                                                           --------
   PENNSYLVANIA - 19.6%
   Allegheny County, Pennsylvania Revenue Bond for
      Presbyterian University Hospital (A) (B)
         4.200%, 07/01/97 ...........................................................     5,115               5,115
   Beaver County, Pennsylvania Industrial Development Authority
      Revenue Bond for Duquesne Light Company Project,
      Series A (A) (B) (C)
         4.050%, 07/01/97 ...........................................................     1,000               1,000

STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997

                                                                                        FACE              MARKET
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   Beaver County, Pennsylvania Industrial Development Authority
      Revenue Bond for Duquesne Light Company Project,
      Series B (A) (B) (C)
         4.050%, 07/01/97 ...........................................................    $1,100              $1,100
   Curwensville, School District TRAN
         4.160%, 06/30/98 ...........................................................       840                 841
   Langhorne, Pennsylvania Saint Mary Hospital Authority Revenue
      Bond for Franciscan Health Systems Project, Series C (A) (B)
         4.000%, 07/01/97 ...........................................................     1,100               1,100
   Langhorne, Pennsylvania Saint Mary Hospital Authority Revenue
      Bond for Franciscan Health Systems, Series C (A) (B)
         4.000%, 07/01/97 ...........................................................       600                 600
   Lehigh County, Pennsylvania Industrial Development Authority
      Revenue Bond for Allegheny Electric Project, Series A (A) (B) (C)
         4.000%, 07/01/97 ...........................................................       500                 500
   Montgomery County, Pennsylvania Series B GO
         3.600%, 10/15/97 ...........................................................       315                 315
   North Penn, Pennsylvania School District GO
         3.750%, 09/01/97 ...........................................................     1,615               1,615
   Parkland School District, Pennsylvania GO (C)
         4.000%, 09/01/97 ...........................................................       380                 380
   Pennsylvania State Higher Education Facilities Authority Revenue
      Bond for Carnegie Mellon University Project, Series B (A) (B)
         4.150%, 07/01/97 ...........................................................       800                 800
   Pennsylvania State Higher Educational Facilities Authority Revenue
      Bond for Carnegie Mellon University Project, Series A (A) (B)
         4.150%, 07/01/97 ...........................................................     1,500               1,500
   Pennsylvania State University Revenue Bond, Series A
         4.500%, 11/25/97 ...........................................................     1,750               1,756
   Souderton, Pennsylvania Area School District Bond GO FGIC
         3.750%, 09/01/97 ...........................................................     1,095               1,095
   Temple University, Pennsylvania Commonwealth
      System of Higher Education GO
         4.750%, 05/18/98 ...........................................................     1,000               1,007
   Upper Darby, School District TRAN
         4.170%, 06/30/98 ...........................................................     1,756               1,759


STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997


                                                                                        FACE              MARKET
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   Washington County, Pennsylvania Industrial Development
      Authority Revenue Bond for Werrerau
      Finance Company Project (A) (B) (C)
         4.250%, 07/01/97 ...........................................................    $2,500            $  2,500
   Washington County, Pennsylvania Lease Revenue Bond (A) (B) (C)
         4.200%, 07/01/97 ...........................................................     1,500               1,500
   York, Pennsylvania General Authority
      Pooled Revenue Bond (A) (B) (C)
         4.150%, 07/01/97 ...........................................................     4,350               4,350
                                                                                                           --------
         Total Pennsylvania                                                                                  28,833
                                                                                                           --------
   PUERTO RICO - 1.2%
   Puerto Rico Commonwealth TRAN, Series A
         4.000%, 07/30/97 ...........................................................     1,800               1,801
                                                                                                           --------
   TEXAS - 9.6%
   Grapevine, Texas Industrial  Development Authority Revenue Bond
      for American Airlines Project, Series B4 (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       100                 100
   Grapevine, Texas Industrial Development  Corporation Revenue
      Bond for American Airlines Project, Series B2 (A) (B)
         4.100%, 07/01/97 ...........................................................       200                 200
   North Central, Texas Health Facility Development Corporation
      Revenue Bond MBIA (A) (B)
         4.100%, 07/01/97 ...........................................................       200                 200
   Nueces County, Texas Health Facilities Authority Revenue Bond
      for Driscoll Children's Foundation Project (A) (B) (C)
         4.200%, 07/01/97 ...........................................................       600                 600
   Port Corpus Christi Texas Industrial Development Corporation
      Revenue Bond, Series A (A) (B) (C)
         4.200%, 07/01/97 ...........................................................     2,000               2,000
   Tarrant County, Texas Housing Finance Authority Revenue
      Bond for Windcastle Project (A) (B) (C)
         4.300%, 07/01/97 ...........................................................     1,034               1,034
   Texas State Southwest, Texas Higher Education Authority
      Revenue Bond for Southern Methodist University (A) (B) (C)
         4.100%, 07/01/97 ...........................................................     5,000               5,000
   Texas State TAN
         4.750%, 08/29/97 ...........................................................     5,000               5,006
                                                                                                           --------
         Total Texas                                                                                         14,140
                                                                                                           --------


STATEMENT OF NET ASSETS (CONTINUED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997


                                                                                        FACE              MARKET
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
-------------------------------------------------------------------------------------------------------------------
   VERMONT - 0.8%
   Vermont State Student Loan Revenue Bond, Student Loan
      Assistance Corporation Project (A) (B) (C)
         3.800%, 07/01/97 ...........................................................    $1,240            $  1,240
                                                                                                           --------

   VIRGINIA - 5.3%
   Virginia State Housing Revenue Bond
         3.800%, 06/10/98 ...........................................................     3,000               3,000
   Virginia State Peninsula Port Authority Revenue Bond for
      Dominion Terminal Project, Series 1987C (A) (B) (C)
         4.000%, 07/01/97 ...........................................................     2,005               2,005
   Virginia State Peninsula Port Authority Revenue Bond for
      Dominion Terminal Project, Series D (A) (B)
         4.100%, 07/01/97 ...........................................................     2,100               2,100
   Waynesboro, Virginia  Residential Care Facilities
      Revenue Bond (A) (B)
         4.200%, 07/01/97 ...........................................................       775                 775
                                                                                                           --------
         Total Virginia                                                                                       7,880
                                                                                                           --------
   WEST VIRGINIA - 0.9%
   Putnam County, West Virginia  Industrial Development
      Authority Revenue Bond for FMC
      Corporation Project (A) (B) (C)
         3.800%, 07/01/97 ...........................................................     1,300               1,300
                                                                                                           --------
   WYOMING - 8.8%
   Gillette County, Wyoming TECP
         3.650%, 07/07/97 ...........................................................     3,000               3,000
         3.800%, 07/11/97 ...........................................................     1,200               1,200
         3.800%, 09/10/97 ...........................................................     1,400               1,400
   Lincoln County, Wyoming Pollution Control Revenue Bond
      for Exxon Project (A) (B)
         4.000%, 07/01/97 ...........................................................     4,200               4,200
   Lincoln County, Wyoming  Pollution Control Revenue Bond
      for Exxon Project, Series D (A) (B)
         4.100%, 07/01/97 ...........................................................     1,800               1,800
   Lincoln County, Wyoming Resource Recovery Revenue Bond
      for Exxon Project, Series C (A) (B) (C)
         4.100%, 07/01/97 ...........................................................       300                 300
   Platte County, Wyoming Pollution Control
      Revenue Bond, Series A (A) (B) (C)
         4.200%, 07/01/97 ...........................................................       900                 900


STATEMENT OF NET ASSETS (CONCLUDED)                                                     COREFUND MONEY MARKET FUNDS
-------------------------------------------------------------------------------------------------------------------
June 30, 1997


                                                                                            FACE            MARKET
                                                                                           AMOUNT            VALUE
ELITE TAX-FREE RESERVE                                                                     (000)             (000)
-------------------------------------------------------------------------------------------------------------------
   Platte County, Wyoming Pollution Control
      Revenue Bond, Series B (A) (B) (C)
         4.200%, 07/01/97 ...........................................................      $100            $    100
                                                                                                           --------
         Total Wyoming                                                                                       12,900
                                                                                                           --------
   TOTAL MUNICIPAL BONDS
      (Cost $149,496) ................................................................................      149,496
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.4%
   (Cost $149,496) ...................................................................................      149,496
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (1.4%) ...........................................................       (2,185)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares ($0.001 par value -- 250 million authorized) based
   on 147,340,849 outstanding shares .................................................................      147,341
Accumulated net realized loss on investments .........................................................          (30)
-------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% ............................................................................     $147,311
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE .......................................................        $1.00
-------------------------------------------------------------------------------------------------------------------

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

FGIC -- FIANCIAL GUARANTY INSURANCE COMPANY

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

TECP -- TAX-EXEMPT COMMERCIAL PAPER

TAN -- TAX ANTICIPATION NOTES

TRAN -- TAX AND REVENUE ANTICIPATION NOTES

(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1997.

(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSER OF THE PUT DEMAND DATE OR MATURITY DATE.

(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK.

(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS (000)                        COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the year ended June 30, 1997




ELITE TAX-FREE RESERVE+
--------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest ...................................................    $3,966
                                                                         ------

EXPENSES:
      Investment advisory fees ......................................       222
      Less investment advisory fees waived ..........................      (196)
      Administrative fees ...........................................       278
      Less administrative fees waived ...............................      (169)
      Registration & filing fees ....................................        24
      Printing ......................................................        11
      Taxes - other than income .....................................         7
      Professional fees .............................................         6
      Directors fees ................................................         3
      Transfer agent fees & expenses ................................         2
      Miscellaneous .................................................         4
                                                                         ------

Total expenses ......................................................       192
                                                                         ------

NET INVESTMENT INCOME ...............................................     3,774
                                                                         ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $3,774
                                                                         ======

+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)             COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the years ended June 30



ELITE TAX-FREE RESERVE+
--------------------------------------------------------------------------------
                                                  1997                   1996
                                               ----------              --------
OPERATIONS:
      Net investment income .................. $    3,774             $   3,012
      Net realized loss on securities sold ...         --                    (5)
                                               ----------             ---------
      Net increase in net assets resulting
         from operations .....................      3,774                 3,007
                                               ----------             ---------
DIVIDENDS DISTRIBUTED FROM:
      Net investment income ..................     (3,774)               (3,012)
      Net realized gains .....................         --                    --
                                               ----------             ---------
      Total dividends distributed ............     (3,774)               (3,012)
                                               ----------             ---------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued ............    226,783               224,591
      Cost of shares redeemed ................   (165,949)             (210,702)
                                               ----------             ---------
      Increase in net assets derived from
         capital share transactions ..........     60,834                13,889
                                               ----------             ---------
NET INCREASE IN NET ASSETS ...................     60,834                13,884
NET ASSETS:
      Beginning of period ....................     86,477                72,593
                                               ----------             ---------
      End of period ..........................   $147,311             $  86,477
                                               ==========             ---------
SHARES ISSUED AND REDEEMED:
      Shares issued ..........................    226,783               224,591
      Shares redeemed ........................   (165,949)             (210,702)
                                               ----------             ---------
      Increase in net shares derived from
         capital share transactions ..........     60,834                13,889
                                               ----------             ---------
OUTSTANDING SHARES:
      Beginning of period ....................     86,507                72,618
                                               ----------             ---------
      End of period ..........................    147,341                86,507
                                               ==========             =========

+THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS                                                                                     COREFUND MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1997




ELITE TAX-FREE RESERVE+
------------------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period
                                                                                                                RATIO        RATIO
                         NET                               NET                NET                    RATIO   OF EXPENSES  NET INCOME
                        ASSET              DISTRIBUTIONS  ASSET             ASSETS      RATIO       OF NET   TO AVERAGE   TO AVERAGE
                        VALUE       NET       FROM NET    VALUE               END    OF EXPENSES    INCOME   NET ASSETS   NET ASSETS
                      BEGINNING  INVESTMENT  INVESTMENT    END      TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE (EXCLUDING   (EXCLUDING
                      OF PERIOD    INCOME      INCOME   OF PERIOD  RETURN    (000)    NET ASSETS  NET ASSETS   WAIVERS)     WAIVERS)
                      ---------  ---------- ----------- ---------  ------  --------- -----------  ---------- -----------  ----------
For the year ended
   June 30, 1997        $1.00       0.03       (0.03)     $1.00     3.42%   $147,311    0.17%       3.39%       0.50%         3.06%

For the year ended
   June 30, 1996        $1.00       0.03       (0.03)     $1.00     3.51%  $  86,477    0.16%       3.44%       0.76%         2.84%

For the year ended
   June 30, 1995        $1.00       0.03       (0.03)     $1.00     3.41%  $  72,593    0.19%       3.37%       0.83%         2.73%

For the year ended
   June 30, 1994        $1.00       0.02       (0.02)     $1.00     2.32%  $  78,219    0.17%       2.29%       0.82%         1.64%

For the year ended
   June 30, 1993        $1.00       0.02       (0.02)     $1.00     2.48%  $  48,424    0.19%       2.45%       0.83%         1.81%

For the period ended
   June 30, 1992 (1)    $1.00       0.02       (0.02)     $1.00     1.50%*   $66,158    0.17%       3.00%       0.89%         2.28%



---------------------

 *    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) THE ELITE TAX-FREE RESERVE COMMENCED OPERATIONS ON NOVEMBER 19, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
+     THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                        COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997




1. ORGANIZATION

The CoreFund Elite Tax-Free Reserve is a Fund offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Funds (the "Funds"):

      EQUITY FUNDS:                                  MONEY MARKET FUNDS:
      Equity Index Fund                              Treasury Reserve
      Core Equity Fund                               Cash Reserve
      Growth Equity Fund                             Tax-Free Reserve
      Special Equity Fund                            Elite Treasury Reserve
      International Growth Fund                      Elite Cash Reserve
      Balanced Fund                                  Elite Tax-Free Reserve

      FIXED INCOME FUNDS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Elite Tax-Free Reserve. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Elite Tax-Free Reserve.

SECURITY VALUATION -- Investment securities of the Elite Tax-Free Reserve are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion

NOTES TO FINANCIAL STATEMENTS (CONTINUED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997





and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Company are prorated to the Fund on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL  INCOME TAXES -- It is the Fund's  intention to continue to qualify as a
regulated   investment  company  and  distribute  all  of  its  taxable  income.
Accordingly, no provision for Federal income taxes is required.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated April 12, 1996, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.20% on the average net assets of the Elite Tax-Free Reserve. For the year ended June 30, 1997, CoreStates Advisers earned $222,334 in investment advisory fees, of which $196,321 was voluntarily waived in order to assist the Portfolio in maintaining a competitive expense ratio.

CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, at its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

4.  ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR"), a wholly-owned subsidiary of SEI Corporation, acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average daily net assets of the Elite Tax-Free Reserve. Such a fee is computed daily and paid monthly. For the year ended June 30, 1997, administrative fees totaled $277,939 of which $168,848 was voluntarily waived in order to assist the Fund in maintaining a competitive expense ratio.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)            COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1997






Pursuant to a transfer agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS") a subsidiary of State Street Bank and Trust Company acts as the Fund's Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing, and shareholder servicing for the Fund.

On November 2, 1992, SEI Investments Distribution Co., also a wholly-owned subsidiary of SEI Corporation, became the Fund's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Fund.

The Fund has paid legal fees to a law firm in which the secretary of the Company is a partner.

5. INVESTMENT COMPOSITION

The Fund invests in securities which include revenue and general obligation instruments.

At June 30,1997, the revenue sources by purpose were as follows:

                                             % OF PORTFOLIO
                                               INVESTMENTS
                                             --------------
REVENUE INSTRUMENTS
         Education Bonds .......................   10%
         Hospital & Health Care Bonds ..........   12
         Housing Bonds .........................    5
         Industrial Bonds ......................   10
         Other Bonds ...........................   11
         Pollution Control Bonds ...............   12
         Transportation Bonds ..................    4
         Utility Bonds .........................    3
TAX EXEMPT COMMERCIAL PAPER ....................   17
GENERAL OBLIGATIONS ............................    6
TAX & REVENUE ANTICIPATION NOTES ...............   10
                                                  ----
                                                  100%
                                                  ====

In addition, certain investments are covered by insurance issued by several private issuers who guarantee the payment of interest and principal at final maturity in the event of default. Such insurance, however, does not guarantee the market value of the securities or the value of the Fund's shares.

                       NOTICE TO SHAREHOLDERS OF COREFUNDS
                                   (UNAUDITED)


      For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

Dear CoreFund Shareholders:

      For the fiscal year ended June 30, 1997, the Elite Tax-Free Reserve Fund is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                       (A)*           (B)*
                                     LONG TERM      ORDINARY         (C)                          (E)**
                                   CAPITAL GAINS     INCOME         TOTAL           (D)**         TAX       (F)**
                                   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS    QUALIFYING     EXEMPT     FOREIGN
           PORTFOLIO                (TAX BASIS)    (TAX BASIS)    (TAX BASIS)    DIVIDENDS (1)  INTEREST  TAX CREDIT
         ------------              ------------   -------------  -------------   ------------   --------  ----------
Elite Tax-Free Reserve                  0%            100%            100%             0%         100%        0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE RECEIVED DEDUCTION.
*   ITEMS  (A) AND (B) ARE  BASED  ON A  PERCENTAGE  OF THE
    PORTFOLIOS'  TOTAL  DISTRIBUTION.
** ITEMS (D), (E) AND (F) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.

Please consult your tax department for proper treatment of this information.

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors and Shareholders
CoreFunds, Inc.

We have audited the accompanying statement of net assets of the CoreFund Elite Tax-Free Reserve of CoreFunds, Inc. (the "Fund") as of June 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of June 30, 1997 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years presented herein, in conformity with generally accepted accounting principles.




Philadelphia, Pennsylvania
August 12, 1997                                             /S/Ernst & Young LLP

                                      NOTES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


[SQUARE BULLET]
COREFUND[REGISTERED MARK]
FAMILY OF MUTUAL FUNDS
-------------------------
1997
SEMI-ANNUAL REPORT
TO OUR
SHAREHOLDERS
FOR SIX MONTHS ENDING
DECEMBER 31, 1997


[GRAPHIC OF POINTER]

              COREFUNDS...INVESTING OUR EXPERIENCE IN YOUR FUTURE.

COREFUND
PORTFOLIOS
BY
ASSET
CLASS                                                   [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

                                              FUND TRADING SYMBOL
                                              ----------------------------------
                                              (A/C SHARES)  (Y SHARES)

   EQUITY FUNDS-----------------------------------------------------------------
[SQUARE BULLET] Equity Index                       --         VEIFX
[SQUARE BULLET] Core Equity                     CVERX         CVEAX
[SQUARE BULLET] Growth Equity                   CRQAX         CRGEX
[SQUARE BULLET] Special Equity                  CSPAX         CSEQX
[SQUARE BULLET] International Growth            CROAX         CFIGX

   BALANCED FUNDS---------------------------------------------------------------
[SQUARE BULLET] Balanced                        COBAX         CBAAX

   FIXED INCOME FUNDS-----------------------------------------------------------
[SQUARE BULLET] Short Term Income                  --         COSTX
[SQUARE BULLET] Short-Intermediate Bond         CSIAX         CFBDX
[SQUARE BULLET] Government Income               CRIAX         CRYIX
[SQUARE BULLET] Bond                            CBOAX         CONIX
[SQUARE BULLET] Global Bond                     CRGAX         CGBIX

   TAX-EXEMPT INCOME FUNDS------------------------------------------------------
[SQUARE BULLET] Intermediate Municipal Bond     CRMAX         CRMYX
[SQUARE BULLET] Pennsylvania Municipal Bond     CPAAX         CPAYX
[SQUARE BULLET] New Jersey Municipal Bond       CNJAX         CNJYX

   MONEY MARKET FUNDS-----------------------------------------------------------
[SQUARE BULLET] Treasury Reserve                CTRXX         CRTXX
[SQUARE BULLET] Cash Reserve                       --         CRCXX
[SQUARE BULLET] Tax-Free Reserve                CXCXX         CRXXX

                                TABLE OF CONTENTS
                           ---------------------------
                           MESSAGE TO OUR SHAREHOLDERS
                                        1

                          INVESTING FOR THE LONG TERM
                                        2

                                 HOW TO USE YOUR
                               SEMI-ANNUAL REPORT
                                        4

                                GLOSSARY OF TERMS
                                        6

                            CHOOSING THE RIGHT FUNDS
                                        8

                                FUND DESCRIPTIONS
                                       10

                           INVESTMENT ADVISERS' REVIEW
                                       14

                            MANAGERS' DISCUSSIONS OF
                                FUND PERFORMANCE
                                       18


                              FINANCIAL STATEMENTS
                                       47

                              [GRAPHIC OF POINTER]

                              SHAREHOLDER SERVICES
                         -------------------------------
                         FOR MORE INFORMATION ON OPENING
                        A NEW ACCOUNT, MAKING CHANGES TO
                         EXISTING ACCOUNTS, PURCHASING,
                         EXCHANGING OR REDEEMING SHARES,
                           OR OTHER INVESTOR SERVICES,
                                   PLEASE CALL
                            1-800-355-CORE (2673) OR
                         REFER TO YOUR FUND PROSPECTUS.

MESSAGE
TO OUR
SHAREHOLDERS                                            [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

DECEMBER 31, 1997

     CoreFund shareholders earned overall positive returns for the semi-annual period ending December 31, 1997 in spite of pockets of market volatility. A significant stock market decline in October, a correction in technology stock prices, and turbulence in the Asian markets caused some bumps in the road. However, with the exception of Asia, good, strong economic fundamentals continued. Healthy economic growth in the U.S., low inflation, and declining interest rates supported a stable economy, providing an encouraging outlook for long-term investors.

     MAXIMIZING OPPORTUNITIES Also during the six-month period, CoreFunds introduced a new B Class of shares for seven Funds, which gives individual investors the option of a contingent deferred sales charge rather than an up-front sales charge. We also debuted our new Elite Money Market Funds. And, we now offer a Systematic Exchange Plan, as well as weekly and overnight sweep privileges from some checking accounts. These products are all designed to increase shareholders' options and flexibility while providing fee efficiencies.

     As always, CoreFund urges you to invest for the long term. Recent changes in IRA tax legislation and the creation of the Roth IRA offer investors still additional incentives for committing to a long-term investment plan. Investors are realizing the value of staying with their strategy over the long haul.

     OUR DUTY TO YOU Many of you have read about the proposed merger between CoreStates and First Union. Your board will be considering the impact of the transaction on the Funds and you may rest assured that we will be guided by the best interests of CoreFund shareholders. Our number one job is to make sure that your best interests are served. We thank you for your confidence.

[PHOTO OF EMIL MIKITY OMITTED]

                                                  /S/ SIGNATURE
                                                  EMIL J. MIKITY
                                                  CHAIRMAN

INVESTING FOR THE
LONG TERM
--------------------------------------------------------------------------------

                               A LITTLE BIT TODAY
                                  CAN TAKE YOU
                                   A LONG WAY.

                              [GRAPHIC OF POINTER]
         Throughout this report, we talk about investing for the long term -- setting financial goals, choosing your funds, and then staying with your plan over a period of years. Why is this important? Because long-term investing can truly help you reach your financial goals.
         Whether you're investing for your retirement, a child's education, a vacation home, or some other goal, the key is to start early. This way, you can actually reduce the total amount you will need to save. That's because your money will work for you as it compounds over the years. The more time you have, the more you will benefit from compounding.
         In addition, when you stay with your plan over time, you can minimize the impact of short-term fluctuations in the market. Historically, the longer an investment is held, the less it is affected by market ups and downs.
         Finally, by investing the same amount each month, you can reduce the average cost you pay per share. Your money will buy more shares when the price is low and fewer shares when the price is high. This is a proven technique for obtaining the best possible price.

   STOCKS HAVE OUTPERFORMED OVER THE LONG TERM.
HISTORICALLY,  STOCKS HAVE EXPERIENCED GREATER SHORT-TERM  VOLATILITY,  BUT OVER
THE  LONGER  TERM,  THEY  HAVE   OUTPERFORMED   BONDS  AND  OTHER   FIXED-INCOME
INVESTMENTS.

   TIME CAN SMOOTH THE BUMPS ALONG THE WAY.
THE LONGER YOU HOLD YOUR INVESTMENT, THE LESS IT WILL BE IMPACTED BY SHORT-TERM MARKET FLUCTUATIONS. THIS CHART ILLUSTRATES THE MAXIMUM AND MINIMUM RETURNS FOR DIFFERENT INVESTMENT PERIODS. AN INVESTOR WITH A LONGER TIME HORIZON CAN AFFORD TO ASSUME GREATER RISK IN EXCHANGE FOR POTENTIALLY GREATER LONG-TERM REWARDS.

   REGULAR INVESTING IS A SIMPLE STRATEGY THAT WORKS OVER TIME.
THIS HYPOTHETICAL EXAMPLE ASSUMES MONTHLY INVESTMENTS OF $100, $300, AND $500, RESPECTIVELY, GROWING AT A COMPOUNDED ANNUAL RATE OF RETURN OF 8%.

Growth of $10,000 since 1973
[LINE GRAPH DEPICTING GROWTH OF $10,000 SINCE 1973]

SOURCE: SEI RESEARCH (S&P 500, IBBOTSON LONG TERM GOV'T BOND INDEX, IBBOTSON 30 DAY T-BILL INDEX). THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT A PARTICULAR COREFUND. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

[BAR GRAPH DEPICTING REDUCTION OF RISK OVER TIME]

SOURCE: SEI RESEARCH (S&P 500, IBBOTSON INTERMEDIATE GOV'T BOND INDEX, IBBOTSON 30 DAY T-BILL INDEX). THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT A PARTICULAR COREFUND. PAST PERFORMANCE IS NOT INDICATIVE
OF FUTURE RESULTS.

[CHART DEPICTING REGULAR INVESTING CAN HELP YOU REACH YOUR GOALS]
  MONTHLY     10       15        20        25       30
INVESTMENT  YEARS    YEARS     YEARS     YEARS     YEARS
   $100    $18,012   $33,761   $56,900   $90,899  $140,855
   $300    $54,037  $101,282  $170,700  $272,697  $422,565
   $500    $90,062  $158,803  $284,500  $454,495  $704,275

SOURCE: SEI RESEARCH. THIS ILLUSTRATION IS FOR HYPOTHETICAL PURPOSES ONLY AND DOES NOT REPRESENT A PARTICULAR COREFUND.

HOW TO USE YOUR
SEMI-ANNUAL
REPORT
--------------------------------------------------------------------------------

[GRAPHIC OF POINTER]
                               COREFUND SHARES ARE
                             CURRENTLY AVAILABLE IN
                             FOUR DIFFERENT CLASSES:

                                 CLASS Y SHARES
                        ARE FOR INSTITUTIONAL INVESTORS.

                                 CLASS A SHARES
                           ARE FRONT-END LOADED FUNDS
           FOR INDIVIDUALS INVESTING IN EQUITY AND FIXED-INCOME FUNDS.
                       THEY OFFER A VARIETY OF SHAREHOLDER
                         SERVICING FEATURES, AS WELL AS
                              SOME ADDITIONAL FEES.

                                 CLASS B SHARES
                          ARE FOR INDIVIDUAL INVESTORS,
                             OFFERING AN ALTERNATIVE
               PRICING STRUCTURE FOR THE EQUITY CLASS A SHARES AND
                          MONEY MARKET CLASS C SHARES.

                                 CLASS C SHARES
                          ARE FOR INDIVIDUALS INVESTING
                             IN MONEY MARKET FUNDS.
                       THEY OFFER A VARIETY OF SHAREHOLDER
                         SERVICING FEATURES, AS WELL AS
                              SOME ADDITIONAL FEES.

THE COREFUND 1997 SEMI-ANNUAL REPORT In the pages that follow, you will read about your specific funds, the economic trends of the past year, and the outlook going forward. But the most significant message of this 1997 Semi-Annual Report has nothing to do with market conditions, new products, or economic forecasts. Instead, we want to stress the importance of staying with your sound, long-term investment plan through all economic cycles.

On pages two and three, we discuss the reasons why investing over a period of many years can help you reduce the amount of money you will need to reach your goal, and how long-term investing can limit the impact of short-term market fluctuations on your investment. Don't underestimate the importance of starting your investment program early and saving on a regular basis. Take a few minutes and read this section. It may help you learn about new ways to reach your financial goals.

Also in this Semi-Annual Report, you will find CoreStates Investment Advisers' insights into current economic conditions and a global investment outlook. You will find a Manager's Discussion of Fund Performance for each fund in the CoreFund Family of Funds. Each manager's commentary presents a snapshot of fund performance for the 6-month period ending December 31, 1997. The managers offer you insights into the investment strategies they are employing and examine the current climate of specific markets, as well as the market forces that are expected to prevail into 1998.

WHAT
YOU NEED
TO KNOW
[SQUARE BOX]

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

   QUICK FUND FACTS
     Accompanying each commentary are boxes highlighting important fund information:
[SQUARE BULLET]  When a fund was opened
[SQUARE BULLET]  Portfolio size
[SQUARE BULLET]  Number of shares outstanding
[SQUARE BULLET]  Average weighted maturity of a fund's fixed-income holdings
                 (where applicable)
[SQUARE BULLET]  Seven-day effective yield (where applicable)

   PORTFOLIO COMPOSITION
     For funds with equity holdings, the individual reports include listings of the top five holdings and the percentage of the total fund invested in these holdings.

     For funds with only fixed-income or money market holdings, the reports include pie charts that show how these holdings are divided according to quality ratings, or maturity.

   PERFORMANCE DATA     EQUITY AND FIXED-INCOME FUNDS
     The performance box shows the six-month total return for the retail Class A and B shares (shown with and without the sales charge) and the institutional Class Y shares. Also, a bar chart shows each Fund's six-month total return and 30-day yield as compared with a commonly used industry index.
     For the CoreFund Class A and B shares, the performance information has been adjusted to reflect the 12b-1 fee associated with these shares. The data has also been divided to show performance with and without the assessment of a sales charge, also known as the load.

   PERFORMANCE DATA     MONEY MARKET FUNDS
     The performance boxes show the six-month cumulative total return, 7-day and 30-day yields for each class as compared to the industry benchmark that the fund manager uses to measure performance. Also, a bar chart shows each Fund's six-month total return and 7-day yield compared with a commonly used industry index.


UNDERSTANDING FUND PERFORMANCE

[SQUARE BULLET]


As you review the information in these fund reports, please remember that past performance of the portfolios does not predict future results. Also, investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

[GRAPHIC OF POINTER]

GLOSSARY
OF TERMS
--------------------------------------------------------------------------------

[GRAPHIC OF POINTER]

         Various terms used in the fund reports are defined as follows:

CLASS Y, A, B & C CoreFund shares are currently offered in these classes. Class Y shares are for institutional investors. Class A, B & C shares are for individuals. Class A, B & C shares include added features such as shareholder servicing and automatic and systematic investment plans, as well as some additional fees. Class C shares also offer checkwriting privileges.

DISTRIBUTIONS are the payments of income and capital gains to shareholders of a mutual fund. For tax purposes, capital gains distributions are calculated separately from interest income or dividends.

DIVERSIFICATION is the spreading of investment risk by putting assets in a wide-ranging portfolio of securities, such as a mutual fund.

DOLLAR-COST AVERAGING is an installment-purchase technique that involves investing a fixed amount of money in mutual fund shares at regular intervals rather than all at once. The objective is to buy fewer shares when prices are high and more shares when prices are low.

EXPENSE RATIO is the amount, expressed as a percentage of average assets, that shareholders paid in the past year for mutual fund operating expenses and management fees.

FACE VALUE is the amount the bondholder receives when the bonds are redeemed at maturity. Interest payments are based on the face value (also called "par value").

HEDGE is a defensive investment strategy, often involving the buying or selling of options, to offset possible losses and thereby to reduce risk.

INDEX is a statistical composite of selected stocks or bonds that is used to measure price fluctuations in these markets. For example, Standard & Poor's 500 Composite Index (S&P 500) is a popular measure of the stock market's performance based on prices of 500 common stocks listed on the New York and American stock exchanges or traded over the counter.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

LOAD refers to sales charges that may be associated with a particular fund. Where loads are shown, both sales charges (incurred when purchasing shares) and 12b-1 fees have been included. The 12b-1 fee, named after the Securities and Exchange Commission rule that permits it, is sometimes assessed to recover costs incurred through advertising, commission payments to brokers, or other expenses associated with marketing and distributing a fund. CoreFunds offer both front-end loaded and back-end loaded funds.

MATURITY refers to the period over which a bond or other fixed income security must be held to earn the full yield offered by the issuer of the security. Average weighted maturity describes the average period of maturity in a portfolio that contains fixed income securities of varying maturities.

NET ASSET VALUE (NAV) reflects the market value of one share of the fund on the date listed. This figure is determined by taking the fund's total assets -- securities, cash, and any accrued earnings -- and then deducting liabilities and dividing by the number of shares outstanding.

     Money market funds seek to maintain a stable NAV of $1.00, although there is no guarantee they will always do so. There are three money market portfolios in the CoreFund Family of Mutual Funds: Cash Reserve, Treasury Reserve, and Tax-Free Reserve.

SWEEP ACCOUNTS allow excess checking account balances to be invested regularly in higher-yielding money market mutual fund accounts.

TOTAL RETURN shows how the value of an investment has changed from the beginning to the end of a period, assuming that dividends and capital gains have been reinvested. In the performance tables for equity and fixed income funds, total return is shown on an "annualized" basis -- it assumes performance at a constant rate for each year. In the performance boxes for money market funds, the six-month total return is shown on a "cumulative" basis -- i.e., the total return for the period from July 1, 1997 to December 31, 1997.

VOLATILITY is a description of how much the price of securities, such as mutual funds, moves up or down within a given period.

YIELD refers to the rate of return for an investment portfolio, expressed as a percentage. Yield for mutual funds is established by a formula set by the Securities and Exchange Commission. A fund's yield will fluctuate and reflect the portfolio's net earning power after fund expenses have been paid.


DEFINING THE TERMS

[SQUARE BULLET]

CHOOSING
THE
RIGHT FUNDS
--------------------------------------------------------------------------------

[GRAPHIC OF POINTER]
         The CoreFund Family offers a diverse range of high-quality mutual fund investment options designed to help you reach your financial goals.
         These include: the capital appreciation potential of equity and balanced funds, the income potential of fixed-income funds, the tax advantages of municipal bond funds, the stability of money market funds, and the expanded reach and potential of international funds. By allowing free exchange among all funds, CoreFund makes it easy for you to adapt your individual investment program to your changing needs.

THE RIGHT CHOICES FOR A WELL-ROUNDED INVESTMENT PLAN.

         Each investor has a unique notion of what the "right" mix of risk and reward should be. You may, for example, be an investor who seeks to maintain the highest possible degree of stability in your portfolio, and therefore favor money market securities. Or, you may be at the opposite end of the spectrum -- someone who is willing to accept and tolerate higher degrees of risk in exchange for the potential of higher returns offered by stocks. Because higher returns generally mean greater price fluctuations, investment decisions will always revolve around this tradeoff.

FINDING THE RIGHT MIX OF RISK AND REWARD.

         To help you align your portfolio's particular blend of stability and return with your investment preferences, CoreFunds offers a broad array of investment options.

DIVERSIFICATION
IS A WAY TO
MODERATE
YOUR RISK.

   As illustrated at right, these funds fall into distinct categories that match up with the various stages of the risk/return spectrum. By taking these factors into consideration, you can fashion a well-rounded, diversified portfolio that will help you achieve your individual investment goals while maintaining a comfortable level of risk. In this way, CoreFunds' expertise and experience can best be used to shape your investment future.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------


                             MUTUAL FUND CATEGORIES
LOWER                                                                     HIGHER
RETURN                                                                    RETURN


                                                     INTERNATIONAL GROWTH            [SQUARE BULLET] INTERNATIONAL GROWTH

                                                     INTERNATIONAL STOCK FUNDS
                                                     OFFER POTENTIALLY HIGHER
                                                     RETURNS, BUT CARRY SPECIAL
                                                     RISKS. THESE RISKS ARE
                                                     OUTLINED IN YOUR PROSPECTUS.

                                          GROWTH                                     [SQUARE BULLET] SPECIAL EQUITY
                                                                                     [SQUARE BULLET] GROWTH EQUITY
                                          STOCK AND BALANCED FUNDS                   [SQUARE BULLET] CORE EQUITY
                                          PURSUE LONG-TERM GROWTH.                   [SQUARE BULLET] EQUITY INDEX
                                          THEY OFFER THE GREATEST GROWTH             [SQUARE BULLET] BALANCED
                                          POTENTIAL, BUT FLUCTUATE MORE
                                          IN PRICE.

                                 INTERNATIONAL INCOME                                [SQUARE BULLET] GLOBAL BOND

                                 GLOBAL BOND FUNDS SEEK GROWTH AND
                                 INCOME OFFERING POTENTIALLY HIGHER RETURNS
                                 THAN DOMESTIC BONDS, BUT WITH LESS
                                 STABILITY OF PRINCIPAL.

                          INCOME                                                     [SQUARE BULLET] BOND
                                                                                     [SQUARE BULLET] GOVERNMENT INCOME
                          INTERMEDIATE- AND LONG-TERM TAXABLE BOND                   [SQUARE BULLET] SHORT-INTERMEDIATE BOND
                          FUNDS SEEK A MODERATE-TO-HIGH  LEVEL OF                    [SQUARE BULLET] SHORT TERM INCOME
                          INCOME AND PRESERVATION OF CAPITAL.

                   TAX-FREE INCOME                                                   [SQUARE BULLET] INTERMEDIATE MUNICIPAL BOND
                                                                                     [SQUARE BULLET] PENNSYLVANIA MUNICIPAL BOND
                   THESE FUNDS SEEK TO PROVIDE INCOME THAT                           [SQUARE BULLET] NEW JERSEY MUNICIPAL BOND
                   IS GENERALLY EXEMPT FROM INCOME TAX,
                   WHILE PRESERVING CAPITAL.

           STABILITY                                                                 [SQUARE BULLET] TREASURY RESERVE
                                                                                     [SQUARE BULLET] CASH RESERVE
           MONEY MARKET FUNDS SEEK GREATER SAFETY                                    [SQUARE BULLET] TAX-FREE RESERVE
           AND STABILITY OF PRINCIPAL WHILE
           PROVIDING INCOME.

LOWER                                                                    HIGHER
RISK                                                                     RISK


                              RISK/RETURN SPECTRUM

FUND
DESCRIPTIONS
--------------------------------------------------------------------------------

DECEMBER 31, 1997

[SQUARE BULLET]  EQUITY (STOCK) FUNDS

INVEST PRIMARILY IN SECURITIES SUCH AS COMMON STOCKS. THESE FUNDS SEEK MAXIMUM LONG-TERM GAINS THROUGH CAPITAL APPRECIATION.

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] EQUITY         Seeks to achieve price and yield         ...results substantially in line with the performance
                INDEX FUND     performance similar to the S&P 500       of the stock market as a whole.
                               Composite Index.

[SQUARE BULLET] CORE EQUITY    Seeks growth of capital by investing     ...growth of capital and is willing to take higher
                FUND           primarily in a diversified portfolio     risk for potentially higher returns.
                               of common stocks.

[SQUARE BULLET] GROWTH         Seeks growth of capital and an           ...capital appreciation and is willing to take higher
                EQUITY FUND    increasing flow of dividends from        risk for potentially higher returns.
                               a diversified portfolio of common
                               stocks.

[SQUARE BULLET] SPECIAL        Seeks capital growth by investing        ...growth of capital and is willing to take higher risk
                EQUITY FUND    principally in a diversified             and experience greater volatility for potentially higher
                               portfolio of common stocks.              returns.

[SQUARE BULLET] INTERNATIONAL  Seeks long-term growth of capital        ...growth  of capital  and is willing to assume the
                GROWTH FUND    by investing in a portfolio of           additional risks inherent in foreign investing in
                               common stocks diversified by country     exchange for potentially higher returns.
                               and industry.


                                 [SQUARE BULLET] COREFUND FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

[SQUARE BULLET] BALANCED FUND

INVESTING IN BOTH COMMON STOCKS AND FIXED INCOME. THIS FUND SEEKS TO PROVIDE TOTAL RETURN WHILE PRESERVING CAPITAL.

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] BALANCED FUND  Seeks to provide total return while      ...participation in a diversified portfolio program
                               preserving capital.                      that is continuously and professionally managed and is
                                                                        willing to take higher risk for potentially higher returns.

[SQUARE BULLET] FIXED INCOME (BOND) FUNDS
INVEST PRIMARILY IN INTEREST-PAYING SECURITIES ISSUED BY THE U.S. GOVERNMENT AND
ITS AGENCIES AS WELL AS CORPORATE BONDS AND COMMERCIAL  PAPER.  THESE FUNDS SEEK
TO PROVIDE A REGULAR STREAM OF CURRENT INCOME.

[SQUARE BULLET] SHORT TERM     Seeks consistent current income          ...higher yield than can be expected from either cash
                INCOME FUND    and relative stability of principal by   management funds or other short-term investments,
                               investing primarily in a diversified     but with less volatility than most longer-term bond funds.
                               portfolio of investment-grade debt
                               securities with remaining maturities
                               of three years or less.

[SQUARE BULLET] SHORT-         Seeks consistent current income by       ...higher yield than can be expected from other
                INTERMEDIATE   investing principally in a               short-term investments but without the wide swings
                BOND FUND      diversified portfolio of debt            normally attributable to long-term bond funds.
                               securities with an average weighted
                               maturity of two to five years.

FUND
DESCRIPTIONS
(CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 1997

[SQUARE BULLET] FIXED INCOME (BOND) FUNDS (CONTINUED)

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] GOVERNMENT     Seeks to provide current income while    ...investment performance and can tolerate the risk
                INCOME FUND    preserving principal value and           from an actively managed portfolio of taxable fixed-income
                               maintaining liquidity.                   securities without credit risk.

[SQUARE BULLET] BOND FUND      Seeks to maximize long-term total        ...investment performance and can tolerate the associated
                               return by investing principally in a     risk from an actively managed  portfolio of taxable fixed
                               diversified portfolio of debt            income securities.
                               securities.

[SQUARE BULLET] GLOBAL         Seeks to provide capital appreciation    ...capital appreciation and current income over the
                BOND FUND      and current income through investment    long term, and is willing to assume the additional
                               in fixed income securities of the        risks of foreign investing for potentially higher returns,
                               United States and foreign issuers.       and seeks benefits of international diversification.


[SQUARE BULLET] TAX-EXEMPT INCOME FUNDS
INVEST IN GENERAL  OBLIGATION BONDS,  REVENUE BONDS, AND MUNICIPAL NOTES, ALL OF
WHICH FINANCE PUBLIC WORKS AND SERVICES. THESE FUNDS SEEK TO PROVIDE INCOME THAT
IS  GENERALLY  EXEMPT FROM  FEDERAL  INCOME TAX AND IN SOME CASES FROM STATE AND
LOCAL TAXES.

[SQUARE BULLET] INTERMEDIATE   Seeks a high level of income exempt      ...a conservative investment and seeks after-tax
                MUNICIPAL      from federal income tax consistent       yields while protecting principal.
                BOND FUND      with the preservation of capital.

[SQUARE BULLET] PENNSYLVANIA   Seeks a high level of current income,    ...a moderate rate of tax-free income with less price
                MUNICIPAL      consistent with the preservation of      volatility than long-term municipal bonds and the
                BOND FUND      capital, that is exempt from PA state    enhanced  investment  performance of an actively managed
                               and local personal income tax.           portfolio of tax-free securities.


                                 [SQUARE BULLET] COREFUND FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
[SQUARE BULLET] TAX-EXEMPT INCOME FUNDS (CONTINUED)

                               OBJECTIVE                                FOR A LONG-TERM INVESTOR WHO IS LOOKING FOR...

[SQUARE BULLET] NEW JERSEY     Seeks a high level of current income     ...a moderate rate of tax-free income with less price
                MUNICIPAL      consistent with the preservation of      volatility than long-term municipal bonds and the
                BOND FUND      capital, that is exempt from New Jersey  enhanced  investment  performance of an actively managed
                               state and local personal income tax.     portfolio of tax-free securities.

[SQUARE BULLET] MONEY MARKET FUNDS
INVEST PRIMARILY IN QUALITY SHORT-TERM SECURITIES OF THE U.S. GOVERNMENT AND ITS
AGENCIES,  COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND REPURCHASE AGREEMENTS.
THESE FUNDS SEEK TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00 WITH INCOME VARYING
ACCORDING TO MARKET CONDITIONS AND INTEREST RATES.  HOWEVER,  MONEY MARKET FUNDS
ARE NOT  INSURED  OR  GUARANTEED  BY THE U.S.  GOVERNMENT,  AND  THERE CAN BE NO
ASSURANCE  THAT THESE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
$1.00.

[SQUARE BULLET] TREASURY       Seeks current income with liquidity      ...liquidity of assets, current income, and
                RESERVE        and stability of principal, with         stability of principal.
                               investments exclusively in U.S.
                               Treasury obligations.

[SQUARE BULLET] CASH RESERVE   Seeks current income with liquidity      ...liquidity of assets, current income, and
                               and stability of principal.              stability of principal.

[SQUARE BULLET] TAX-FREE       Seeks current income that is exempt      ...current income exempt from federal income taxes,
                RESERVE        from regular  income tax with            stability of principal, and liquidity of assets.
                               liquidity and stability of principal.

CORESTATES
INVESTMENT
ADVISERS'
REVIEW
--------------------------------------------------------------------------------

DECEMBER 31, 1997

                                ABOUT CORESTATES
                              INVESTMENT ADVISERS
                                     (CSIA)

[SQUARE BULLET] INVESTMENT MANAGERS FOR THE
                COREFUND FAMILY OF MUTUAL
                FUNDS.

[SQUARE BULLET] AN AFFILIATE OF CORESTATES
                FINANCIAL CORP, ONE OF THE
                NATION'S LARGEST AND MOST
                RESPECTED BANKING INSTITUTIONS.

[SQUARE BULLET] DEDICATED TO PROVIDING ITS
                INVESTORS WITH PROFESSIONAL
                INVESTMENT MANAGEMENT.

[SQUARE BULLET] SERVING THE NEEDS OF INSTITUTIONS,
                CORPORATIONS, MUNICIPALITIES, AND
                INDIVIDUAL INVESTORS.

[SQUARE BULLET] MANAGING MORE THAN $18 BILLION
                IN ASSETS, INCLUDING MORE THAN
                $4 BILLION IN COREFUNDS.

[SQUARE BULLET] SUPPORTING YOU WITH INVESTMENT
                EXPERTISE FOR THE LONG TERM.


                           COREFUND INVESTMENT REVIEW

     Q: How did the economic climate over the last six months of 1997 impact the world's markets?
[PHOTO OF MARK STALNECKER OMITTED]
     A: The U.S. economy was strong and stable through the period and continued to grow at a real rate of nearly 4%. In addition, inflation, as measured by the Consumer Price Index, was less than 2%, despite tighter labor markets, strong consumer confidence and nearly double-digit growth in corporate profits.
[PHOTO OF MARK STALNECKER OMITTED]
     During the six months, fears that the Federal Reserve would again move to restrict monetary growth never became a reality. Subsequently, the inflation picture remained favorable and short-term interest rates remained relatively stable. Given the improved inflation outlook, intermediate and long-term U.S. interest rates have declined. In fact, by year-end the 30-year U.S. Treasury bond rate was below 6%.
     Toward the end of the period, serious problems throughout the Southeast Asian economy negatively impacted the world markets. International equities underperformed the domestic markets. International bonds also had a challenging six months.
[PHOTO OF MARK STALNECKER OMITTED]
     Q: How did the CoreFunds perform overall during their semi-annual period? [GRAPHIC OF POINTER OMITTED]
     A: We are pleased to report that for the six-month period ending December 31, 1997, your fund managers produced largely positive returns for CoreFund investors in spite of periods of volatility throughout the world economy.
     Q: Why did equity investors experience such sudden market fluctuations during the period?
     A: Recent difficulties in the overseas market, and in Southeast Asia in particular,

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

caused market uncertainty in late October, triggering a sudden sharp price drop followed by a vigorous recovery.

     However, for the full calendar year 1997, the broad U.S. stock market saw solid gains as it continued to make bull market history. The large capitalization S&P 500 Index (S&P) produced a total return of 33.36%. Most of this return, 20.6%, was realized in the first half of 1997. For the last half of the year (the first six-months of the funds' fiscal year), the market produced a return of 10.58%.
[PHOTO OF MARK STALNECKER OMITTED]
     Smaller capitalization stocks continued to provide investors with more modest returns than the S&P 500 in 1997. The Russell 3000 Equal Weighted Index, which includes both mid-cap and small-cap stocks, produced a return of 25.35% for the full year 1997, including a return of 12.76% in the last six months. All in all, U.S. stock prices benefited from lower interest rates and strong profit growth. Expectations are that 1998 will bring slower profit growth.
     And, if uncertainties continue in the international markets, it will be unlikely that stock market conditions in 1998 will match those of 1997.
     Q: How did uncertainties in the equity market affect U.S. bonds and money market instruments?
     A: After rising modestly in the first quarter of 1997, money market rates stabilized. Asian economic worries and lower than anticipated inflation (the two are not unrelated) allayed fears of Federal Reserve "tightening." In fact, by year-end 1997, most market experts expected that the next policy action by the Federal Reserve would be to "ease" money market rates rather than to raise them.
     As long-term interest rates fell in response to these changed expectations, the return on bond investments rose. For the full-year 1997, the bond market, as measured by the Salomon

                                                                     (CONTINUED)


    [BAR GRAPH DEPICTING CAPITAL MARKET RETURNS]
               CAPITAL MARKET RETURNS
                 (% OF TOTAL RETURN)

         FULL YEAR (1/97-1/98)     LAST SIX MONTHS `97
DJIA     24.94                      4.01
S&P 500  33.36                     10.58
SBBI      9.62                      6.37
JPMGB     1.40                      2.52
EAFE      1.78                     (8.48)
DJIA = DOW JONES INDUSTRIAL AVERAGE
S&P 500 = STANDARD & POOR'S COMPOSITE INDEX
SBBI = SALOMON BROTHERS BROAD BOND INDEX
JPMGB = JP MORGAN GLOBAL BOND INDEX, US$ HEDGED
EAFE = MORGAN STANLEY EUROPE, AUSTRALIA AND FAR EAST INDEX


           [LINE GRAPH DEPICTING CHANGES IN THE YIELD CURVE OMITTED]
                           CHANGES IN THE YIELD CURVE
                            (US TREASURY SECURITIES)
          6/30/97   12/31/97
3 MO      5.172%     5.342%
6 MO      5.251%     5.435%
1 YR      5.651%     5.476%
2 YR      6.059%     5.642%
3 YR      6.209%     5.669%
5 YR      6.372%     5.705%
10 YR     6.491%     5.741%
30 YR     6.780%     5.924%

CORESTATES
INVESTMENT
ADVISERS'
REVIEW
(CONCLUDED)
--------------------------------------------------------------------------------

DECEMBER 31, 1997


           [BAR GRAPH DEPICTING STOCKS -- INTERNATIONAL VS. DOMESTIC]
                      STOCKS -- INTERNATIONAL VS. DOMESTIC
                         (% OF TOTAL RETURN AS OF 12/97)
                                      S&P 500    EAFE
                             1 YR.    33.36       1.78
                             2 YR.    28.05       3.90
                             3 YR.    31.13       6.28
                             4 YR.    22.94       6.65
                             5 YR.    20.25      11.39
S&P 500 = STANDARD & POOR'S 500 COMPOSITE INDEX
EAFE = MORGAN STANLEY EUROPE, AUSTRALIA AND FAR EAST INDEX

Brothers Broad Index, earned a total return of 9.62%. The Index return for the first half of the year was 3.06%, and for the second half of the year was 6.37%. With falling commodity prices, a strong U.S. dollar, and weaker international economies, the outlook for U.S. interest rates remains optimistic.
[PHOTO OF MARK STALNECKER OMITTED]

     Q: How have the international equity markets performed given the recent conditions?
     A: By and large, foreign equities continued to underperform domestic equities. Troubles in Asia, generally disappointing growth, and weaker currencies against the dollar all hurt returns. For the full-year 1997, international equity returns (in U.S. dollar terms), as represented by the Morgan Stanley EAFE Index, were 1.78%. For the first six months of the funds' fiscal year, the return was (8.48)%, compared to 11.21% for the six months ending June 30, 1997.

     Q: What is the economic outlook for 1998?
     A: While signs point to a continuing strong economy in the U.S. in 1998, major uncertainty hangs over the markets. Distress in Asian markets, including Japan, together with a drop in their foreign exchange rates could again have an impact on domestic markets. Given the current high valuation of U.S. equities, the market continues to remain vulnerable to negative surprises. While market expectations are that the worst is now behind us, and while we believe the aid packages put in place by international agencies to help Southeast Asia will suffice, there remains a risk that this economic "flu" will spread and damage the U.S. and other economies.
[PHOTO OF MARK STALNECKER OMITTED]

                                                       [SQUARE BULLET] CORE FUND
--------------------------------------------------------------------------------

     Q: What advice do you have for CoreFund investors given current conditions?
     A: Solid, long-term real returns can be realized by investors who stay with their long-term investment plans through market cycles. Investors should view any short-term market declines within the context of the returns earned during the past decade. Investors should remain committed to their long-term investment plan and not attempt to try to "time" market movements.
     Thank you for your continued confidence in the CoreFund Family of Mutual Funds. We are committed to providing investors with strong returns across all investment objectives. For additional information concerning your fund(s), I direct your attention to the comments by the fund portfolio managers.

[PHOTO OF MARK STALNECKER OMITTED]
                                                  /S/ SIGNATURE
                                                  MARK STALNECKER
                                                  CHAIRMAN, CSIA

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------

DECEMBER 31, 1997

                            COREFUND EQUITY MANAGERS

                                  LARY AASHEIM
                                  EQUITY INDEX

                                 STEPHEN DALTON
                           GROWTH EQUITY AND BALANCED


                              (MANAGERS NOT SHOWN)

                                  JOSEPH STOCKE
                          CORE EQUITY & SPECIAL EQUITY
                                 MICHAEL GIBSON
                               MARTIN CURRIE, INC.
                                       AND
                                 BEVERLY HENDRY
                                ABERDEEN MANAGERS
                              INTERNATIONAL GROWTH

               [PHOTO OF LARY AASHEIM AND STEPHEN DALTON OMITTED]

   [SQUARE BULLET]  EQUITY INDEX FUND

                               SEMI-ANNUAL RESULTS
                          [GRAPHIC OF POINTER OMITTED]
[SQUARE BULLET] This Fund  returned  10.12%  after  expenses  for the six months ending December 31, 1997.
[SQUARE BULLET] The Fund's  benchmark,  the S&P 500  Composite  Index (S&P 500), returned 10.58% for the same period.
[SQUARE BULLET] Assets in the Fund grew 11% from$245.9 million to $272.7 million during the six months.


                                   COMMENTARY

The CoreFund Equity Index Fund is managed to mirror the S&P 500 Index. As it reflects the performance of the overall stock market, the Fund offers investors the potentially attractive long-term returns of the equity market, while insulating them from the risks associated with any one investment management style.
The Fund is invested in a well-diversified sampling of the 500 names of the S&P 500 Index. A quantitative model is used to make sure that sector weightings are maintained in the same proportions as the Index. This minimizes the impact of transaction costs which can have a negative impact on performance. We take advantage of every opportunity to keep transaction costs as low as possible at all times.
         Even after taking out expenses, the Fund slightly underperformed the Index for the semi-annual time period. One reason for this was the need to maintain higher cash levels to support less predictable cash flows during this period. The result was a slight drag on net performance which impacted the Fund's ability to track, or match, Index performance.

     Although the Fund is not managed in terms of market conditions, we closely monitor the world economy. Looking ahead,

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

we expect market volatility to continue due to the Southeast Asia turmoil and the strength of the U.S. dollar. On the bright side, the problems in Southeast Asia have helped to lower interest rates. While corporate earnings are hurt by Asian exposure, valuations are helped by the lower interest rates.

                               [BAR GRAPH OMITTED]
                             6-MONTH TOTAL RETURN %
                             ----------------------
                   S&P 500 INDEX    EQUITY INDEX (CLASS Y)
                       10.58                10.12

                   PERFORMANCE
---------------------------------------------
                   6-MONTH     NAV      NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
---------------------------------------------
  CLASS Y          10.12%     $37.39  $39.65
  CLASS A W/O LOAD  2.74       37.37   39.66
  CLASS A W/LOAD   (2.90)      39.54   41.97
  CLASS B W/O LOAD  3.37*         --   39.12
  CLASS B W/LOAD   (1.62)*        --      --
  S&P 500 INDEX    10.58          --      --
---------------------------------------------
*INCEPTION DATE 11/7/97

[SQUARE BULLET] CORE EQUITY FUND

[GRAPHIC OF POINTER]

SEMI-ANNUAL RESULTS

[SQUARE BULLET] This Fund returned 11.87% for the six months ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark, the S&P 500 Index, returned 10.58% for the same period.
[SQUARE BULLET] Assets in the Fund grew 9% from$531.1  million to $576.8 million during the six months.

                                   COMMENTARY

During the last six months of 1997, the Core Equity Fund produced positive results for shareholders and slightly outperformed its benchmark. Throughout the period, we saw an equity market that was much more volatile than we've seen in recent years.
         There was a sell-off in October due to concern about the implications of the situation in Asia on the United States A rebound followed, but the market wasn't able to break through to new highs. As a result, we've entered a period where the market is supported by low interest rates due to low inflation and a strong dollar. But, these positives are being offset by the problems

                                EQUITY INDEX FUND
                                ----------------

                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 14, 1985
                                 PORTFOLIO SIZE:
                                 $272.7 MILLION
                               SHARES OUTSTANDING:
                           6,877,433 (Y A&B COMBINED)

                                TOP FIVE HOLDINGS
                                ----------------
                             (% OF FUND INVESTMENTS)

                                GENERAL ELECTRIC
                                      3.2%
                                    COCA-COLA
                                      2.2%
                                    MICROSOFT
                                      2.0%
                                      EXXON
                                      2.0%
                                 MERCK & COMPANY
                                      1.7%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
(CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 1997

                                CORE EQUITY FUND
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 28, 1990
                                 PORTFOLIO SIZE:
                                 $576.8 MILLION
                               SHARES OUTSTANDING:
                            27,999,895 (Y, A&B COMBINED)

                                TOP FIVE HOLDINGS
                                ----------------
                             (% OF FUND INVESTMENTS)
                                    WORLDCOM
                                      3.8%
                                     CENDANT
                                      3.5%
                             AIRTOUCH COMMUNICATIONS
                                      3.3%
                                      MOBIL
                                      3.2%
                                 NABISCO CLASS A
                                      3.1%


[SQUARE BULLET] CORE EQUITY (CONTINUED) in Asia which may put pressure oncorporate profits.

      Throughout the period we kept to our Fund strategy, using a bottom-up approach that combines quantitative and qualitative analysis, to invest in a diversified group of the most attractive large- and mid-capitalization companies.Overall, sector weightings within the Fund remained consistent throughout the period.
      The Fund benefited from an overweighting within the communication sector including strong performance from such stocks as Storage Technology and America Online. Investments in Lowe's Company and General Nutrition within the retail sector also helped performance. The Fund was hurt by weak performance in the basic materials sector and the healthcare sector.
      Looking ahead, we expect the market to continue to be choppy, reacting on a daily basis to whatever news is coming out of the Asian countries and the most current economic data. Although investors are being pushed into the bond market due to concerns about Asia, they are also being pulled back to the stock market because of low, and declining, interest rates. As a result, the market is not making a lot of progress in either direction and we wouldn't be surprised to see these conditions continue for a while longer.

                               [BAR GRAPH OMITTED]
                             6-MONTH TOTAL RETURN %
                             ----------------------
                   S&P 500 INDEX    CORE EQUITY (CLASS Y)
                       10.58                11.87

                   PERFORMANCE
---------------------------------------------
                   6-MONTH     NAV      NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
---------------------------------------------
  CLASS Y          11.87%    $21.11  $20.60
  CLASS A W/O LOAD 11.70      21.13   20.61
  CLASS A W/LOAD    5.56      22.36   21.81
  CLASS B W/O LOAD (7.39)*       --   18.31
  CLASS B W/LOAD  (11.36)*       --      --
  S&P 500 INDEX    10.58         --      --
---------------------------------------------
*INCEPTION DATE 11/7/97

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[SQUARE BULLET] GROWTH EQUITY FUND

                               SEMI-ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 14.11% for the six months ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmarks, the Lipper Growth Funds Index and the S&P
                500 returned 10.98% and 10.58% respectively for the six months. [SQUARE BULLET] Assets in the Fund grew 11% from $152.4 million to $168.5 million during the six months.

                                   COMMENTARY
[GRAPHIC OF POINTER OMITTED]
The CoreFund Growth Equity Fund outperformed its benchmarks while producing positive returns for investors.
     Sector leadership was rotational. Through October, the technology, financial, and healthcare sectors led performance. In the second quarter, electric utilities performed well, as did telecommunications services where we saw strength based on consolidations and continued strong fundamentals.
     Briefly, at the beginning of the period, smaller capitalization stocks performed better than larger capitalization stocks. However, a flight to larger capitalization, quality, domestic, and interest-sensitive sectors paced the broader market's return in the second quarter. The stocks of companies perceived to have significant Asian exposure or sectors containing stocks of companies pre-announcing negative earnings surprises, such as oil service, technology, and HMO's, were the weakest of the quarter.
         The Fund benefited from better-than-expected earnings growth and enjoyed great performance through September. However, the Fund's overweighting in technology caused it to be negatively impacted by the Asian crisis the second quarter.
         Offsetting the weaker areas, an overweighting in financial stocks and communications services helped performance. This was primarily due to exceptional results by Teleport, McLeod, and Brooks Fiber Properties. During this period we increased our holdings of consumer cyclicals, telecommunications services, and financial stocks while reducing our energy and healthcare holdings.
         Looking ahead, we will remain fully invested with incremental buying in domestically oriented sectors with strong growth characteristics, including retail, media, food, and insurance. We will keep our lower

                               GROWTH EQUITY FUND
                               ------------------
                                QUICK FUND FACTS
                               ------------------
                                 INCEPTION DATE:
                                FEBRUARY 3, 1992
                                 PORTFOLIO SIZE:
                                 $168.5 MILLION
                               SHARES OUTSTANDING:
                           10,318,439 (Y, A&B COMBINED)

                                TOP FIVE HOLDINGS
                               ------------------
                             (% OF FUND INVESTMENTS)

                                  DAYTON HUDSON
                                      3.0%
                                       GAP
                                      2.8%
                                HEALTH MANAGEMENT
                                   ASSOCIATES
                                      2.7%
                                   BMCSOFTWARE
                                      2.6%
                                    ALLSTATE
                                      2.5%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

[SQUARE BULLET] GROWTH EQUITY (CONTINUED)

technology weighting, until we see what impact the Asian economic crisis will have on this sector. The Asian crisis may have a negative effect on selected companies and modestly slow the U.S. expansion. However, the positive impact of lower inflation and interest rates may have an overall beneficial impact on U.S. financial assets. [SQUARE BULLET]
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
                           6-MONTH TOTAL RETURN %
                           ----------------------
GROWTH EQUITY (CLASS Y)  LIPPER GROWTH EQUITY INDEX    S&P 500 INDEX
       14.11                        10.98                    10.58

                PERFORMANCE
----------------------------------------------
                   6-MONTH     NAV      NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
----------------------------------------------
  CLASS Y          14.11%    $15.43   $16.33
  CLASS A W/O LOAD 14.02      15.39    16.27
  CLASS A W/LOAD    7.72      16.29    17.22
  CLASS B W/O LOAD  0.85*        --    16.19
  CLASS B W/LOAD   (3.83)*       --      --
  LIPPER GROWTH    10.98         --      --
  S&P 500 INDEX    10.58         --      --
--------------------------------------------
*INCEPTION DATE 11/18/97

[SQUARE BULLET] SPECIAL EQUITY FUND
                               SEMI-ANNUAL RESULTS
[SQUARE  BULLET] This Fund returned 8.14% for the six months ending December 31,
                 1997.
[SQUARE  BULLET] The Fund's  benchmark,  the Russell 3000 Equal Weighted  Index, returned 12.76% for the same period.
[SQUARE  BULLET] Assets  in the Fund grew 4% from $74.3 million to $77.0 million during the six months.

                                   COMMENTARY

The CoreFund Special Equity Fund underperformed its benchmark during a volatile period in its sector of the stock market. The underperformance was due primarily to stock selection, profit taking, and an overall market gravitation away from smaller companies to blue-chip companies as investors reacted to the crisis in Asia.
         There was a sell-off in October due to concerns about the implications of the situation in Asia on the United States. A rebound followed, but the market wasn't able to break through to new highs. As a result, we've entered a period where the market is supported by low interest rates due to low

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

                [BAR GRAPH OMITTED]
               6-MONTH TOTAL RETURN %
               ----------------------
SPECIAL EQUITY (CLASS Y) RUSSELL 3000 (EW) INDEX
          8.14                      12.76

                    PERFORMANCE
----------------------------------------------
                   6-MONTH     NAV      NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
----------------------------------------------
  CLASS Y          14.11%    $15.43 $16.33
  CLASS A W/O LOAD 14.02      15.39  16.27
  CLASS A W/LOAD    7.72      16.29  17.22
  CLASS B W/O LOAD  0.85*        --  16.19
  CLASS B W/LOAD   (3.83)*       --     --
  LIPPER GROWTH    10.98         --     --
  S&P 500 INDEX    10.58         --     --
----------------------------------------------
*INCEPTION DATE 11/7/97

inflation and a strong dollar. But, these positives are being offset by the problems in Asia which may put pressure on corporate profits.
     Throughout the period we kept to our Fund strategy, using a bottom-up approach combining quantitative and qualitative analysis, to invest in a diversified group of the most attractive mid- and small-capitalization companies. Overall, sector weightings within the Fund remained consistent throughout the period.
[SQUARE POINTER OMITTEED]
         The Fund benefited from strong performance from such stocks as Bright Horizons (a daycare franchise), Mac-Gray (a laundry services company) as well as America Online, within the technology sector, and General Nutrition within the retail sector. Financial stocks were among the best performers, led by declining interest rates and continuing consolidation among banks and brokers. Overall, technology stocks had a poor year as fourth quarter concerns over the growing Asian crisis were particularly harmful.
         Looking ahead, we expect the market to continue to be choppy, reacting on a daily basis to whatever news is coming out of the Asian countries and the most current economic data. Although investors are being pushed into the bond market due to concerns about Asia, they are also being pulled back to the stock market because of low, and declining, interest rates. As a result, the market is not making a lot of progress in either direction and we wouldn't be surprised to see these conditions continue for a while longer. [SQUARE BULLET]
--------------------------------------------------------------------------------

                              SPECIAL EQUITY FUND
                              -------------------
                                QUICK FUND FACTS
                              -------------------
                                 INCEPTION DATE:
                                 MARCH 15, 1994
                                 PORTFOLIO SIZE:
                                  $77.0 MILLION
                               SHARES OUTSTANDING:
                           7,232,439 (Y, A&BCOMBINED)
                                TOP FIVE HOLDINGS
                             (% OF FUND INVESTMENTS)

                                   SCIOS NOVA
                                      3.4%
                                     CENDANT
                                      2.8%
                                   AMBPROPERTY
                                      2.1%
                               LUCENT TECHNOLOGIES
                                      1.8%
                                     KUHLMAN
                                      1.7%

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

                            INTERNATIONAL GROWTH FUND
                            -------------------------
                                QUICK FUND FACTS
                            -------------------------
                                 INCEPTION DATE:
                                FEBRUARY 12, 1990
                                 PORTFOLIO SIZE:
                                 $160.7 MILLION
                               SHARES OUTSTANDING:
                           12,101,514 (Y, A&BCOMBINED)

                                TOP FIVE HOLDINGS
                            -------------------------
                             (% OF FUND INVESTMENTS)

                                   NOVARTIS AG
                                      2.4%
                                      VEBA
                                      2.1%
                                      EAUX
                                      2.0%
                                 ROCHE HOLDINGS
                                      2.0%
                               CREDIT SUISSE GROUP
                                      1.8%

[SQUARE BULLET] INTERNATIONAL GROWTH FUND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET] This  Fund  returned (4.89)% for the six months ending  December
                31, 1997.

[SQUARE BULLET] The Fund's benchmark,  the Morgan Stanley Capital  International
                EAFE Index, returned (8.48)% for the same period.

[SQUARE BULLET] Assets  in  the Fund declined 2.9% from $165.5 million to $160.7 million during the six months.

                                   COMMENTARY

                          [GRAPHIC OF POINTER OMITTED]
The CoreFund International Growth Fund beat its benchmark and provided investors with strong relative performance during a very challenging economic period. The Fund benefited from the added level of diversification gained by being co-managed by Martin Currie, Inc. (80%) and Aberdeen Managers (20%).
         The Fund's performance was primarily due to very good stock selection, an underweighting of Japanese securities, a reduction of the Fund's overall position in the Far East, and a higher than normal cash position. However, the Fund was still significantly challenged by severe problems in Asia.
         Overall, in the third quarter of 1997, the U.K and European markets were very strong. The U.K. market rallied as interest rates fell. The pound sterling was weak in the third quarter and strengthened in the fourth quarter. In the fourth quarter, the U.K. was neutral and Europe was again strong. These economies are being generally accepted as on track, which has had a positive effect on investor psychology.
         The stocks that performed best for the Fund were financials, pharmaceutical, and utilities in the U.K. Similar performance was found in these sectors of the European markets, and in stocks of companies experiencing restructuring. In the third quarter, the Fund owned some companies with export exposure, but sold them in the fourth quarter due to currency strengthening. This move benefited the Fund.
         Japan had a very difficult six months. It was down significantly in the last half of 1997 due to wide spread economic weakness. The Fund is significantly underweighted in Japan, and we are focusing primarily on those Japanese companies that export to take advantage of the weak currency.

                                                       [SQUARE BULLET] CORE FUND
--------------------------------------------------------------------------------

         Central and Latin America were not too severely impacted by Asian problems during the third quarter, but caught a bit of the "flu" in the fourth quarter. The Fund had strong exposure to Mexico and Brazil. But the Brazilian exposure was reduced during the fourth quarter. We believe Mexico will continue to do very well. We have excellent relative performance here and believe that there is still opportunity as it is a more mature, and yet still emerging, market.
         The Asian market environment was very difficult and at times extremely volatile throughout the period. The markets fell sharply due to severe currency devaluation and some weakness in the economy. We believe the problems here are going to take awhile to resolve themselves. In general, we started reducing our exposure to this area when problems began to emerge at the end of 1996 and the reduction continued throughout 1997.
         Looking ahead, with the Economic Monetary Union still on track, we expect continued growth in both the U.K. and Europe through 1998. The Fund will remain focused on pharmaceuticals and financial companies, [BAR GRAPH OMITTED]

[BAR GRAPH OMITTED]
                  6-MONTH TOTAL RETURN %
                  ----------------------
INTERNATIONAL GROWTH (CLASS Y)     MSCI/EAFE INDEX
           (8.48)                        (4.89)

                    PERFORMANCE
---------------------------------------------
                   6-MONTH    NAV     NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
---------------------------------------------
  CLASS Y          (4.89)%  $14.72  $13.28
  CLASS A W/O LOAD (4.98)    14.70   13.28
  CLASS A W/LOAD  (10.24)    15.56   14.05
  CLASS B W/O LOAD  1.46*       --   13.28
  CLASS B W/LOAD   (3.35)*      --      --
  MSCI/EAFE        (8.48)       --      --
---------------------------------------------
*INCEPTION DATE 11/24/97

while reducing exposure to manufacturers with exports as a significant part of their business.
     As for the Asian markets, currently we're looking for buying opportunities. With 70% of the world's population in this region, values are being created. We will be closely focusing on the well-managed, well-financed companies which survive and emerge strongly thereafter. [SQUARE BULLET]
--------------------------------------------------------------------------------

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997


                                  BALANCED FUND
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                 JANUARY 4, 1993
                                 PORTFOLIO SIZE:
                                 $127.4 MILLION
                               SHARES OUTSTANDING:
                           9,369,442 (Y, A&BCOMBINED)

                                TOP FIVE HOLDINGS
                                ----------------
                             (% OF FUND INVESTMENTS)

                          HEALTH MANAGEMENT ASSOCIATES
                                      1.5%
                                CRESTAR FINANCIAL
                                      1.5%
                                   BMCSOFTWARE
                                      1.5%
                                       HBO
                                      1.5%
                                 SCHERING PLOUGH
                                      1.4%

[SQUARE BULLET] BALANCED FUND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET] This Fund  returned 7.31% for the six months ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmarks, the S&P 500 Index and the Lehman Brothers
                Intermediate Government/Corporate Bond Index returned 10.58% and 4.90%, respectively, for the same period.
[SQUARE BULLET] Assets in the Fund grew 8% from $117.8 million to $127.4 million during the six months.

                                   COMMENTARY

[GRAPHIC OF POINTER  OMITTED]

The CoreFund Balanced Fund produced positive returns for investors for the semi-annual period. The period was volatile, characterized by better-than-expected earnings growth, as well as peaking and declining interest rates. We also saw overwhelming concern about the Southeast Asian economic crisis which seemed to rule the market and add additional volatility on the downside to equities, and on the upside to bond yields.
     On the equity side, sector leadership was rotational. In the first quarter (through September), the technology, financial, and healthcare sectors led performance. In the second quarter electric utilities performed well, as did telecommunications services where we saw strength based on consolidations and continued strong fundamentals both in the competitive local exchange carrier and second-tier long distance stocks.
     Briefly, at the beginning of the period, smaller capitalization stocks performed better than larger capitalization stocks. However, a flight to larger capitalization, quality, domestic, and interest-sensitive sectors paced the broader market's return in the second quarter. The stocks of companies perceived to have significant Asian exposure, and those sectors containing stocks of companies preannouncing negative earnings surprises, including oil service, technology and HMO's were the weakest of the quarter. We are now decreasing our overweighting in energy stocks while increasing our underweighting in financial stocks which we believe will improve performance.
     On the bond side, we saw a peaking of yields at the beginning of this period and a general decline that accelerated through the end of December. The flight to quality coupled with the rally in the long bond made

                                                      [SQUARE  BULLET] CORE FUND
--------------------------------------------------------------------------------

the 30-year U.S. Treasuries the best performing bonds. The bond portion of the Fund (30%) underperformed it's index due to having a shorter average duration than the index.

[BAR GRAPH OMITTED]
6-MONTH TOTAL RETURN %
----------------------
BALANCED (CLASS Y)  S&P 500 INDEX  LEHMAN INT. GOV'T/CORP INDEX
        7.31             10.58                4.90

                   PERFORMANCE
-----------------------------------------------
                   6-MONTH     NAV      NAV
                TOTAL RETURN 6/30/97 12/31/97
                (CUMULATIVE)
-----------------------------------------------
  CLASS Y           7.31%    $13.52   $13.60
  CLASS A W/O LOAD  7.19      13.52    13.60
  CLASS A W/LOAD    1.27      14.31    14.39
  CLASS B W/O LOAD (0.45)*       --    13.51
  CLASS B W/LOAD   (5.14)*       --       --
  S&P 500 INDEX    10.58         --       --
  LEHMAN INT.
     GOV'T/CORP.
     BOND INDEX     4.90         --       --
-----------------------------------------------
*INCEPTION DATE 11/5/97

[GRAPHIC OF POINTER OMITTED]

      The Fund's asset allocation is currently 64% stocks, 30% bonds, and 6% cash. Given current conditions, we plan to keep this breakdown consistent. Looking ahead, the U.S. economy and corporate profits will be further impacted by the Asian crisis. Negatively, Asian demand will probably decline for products used in large projects and big ticket items. On the positive side, inflation, interest rates, and economic activity in the U.S. should remain below current expectations, which is beneficial for financial assets. We will thus focus on domestically-oriented growth issues in equities, while looking to pick up yield in the bond market. [SQUARE BULLET]
--------------------------------------------------------------------------------

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

                             SHORT TERM INCOME FUND
                             ----------------------
                                QUICK FUND FACTS
                             ----------------------
                                 INCEPTION DATE:
                                  MAY 15, 1995
                                 PORTFOLIO SIZE:
                                  $37.8 MILLION
                               SHARES OUTSTANDING:
                             3,782,284 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   0.96 YEARS

                             QUALITY DIVERSIFICATION
                               [PIE CHART OMITTED]
                                   AAA      53%
                                   AA        4%
                                   A        31%
                                   BBB       6%
                                   OTHER     6%
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] SHORT TERM INCOME FUND
                               SEMI-ANNUAL RESULTS

[SQUARE  BULLET] This Fund returned 3.00% for the six months ending December 31,
                 1997.
[SQUARE  BULLET] The Fund's  benchmark,  the Merrill Lynch 1-year  Treasury Bill
                 Index, returned 2.92% for the same period.
[SQUARE  BULLET] Assets in the Fund grew 1% from $37.5 million to $37.8 million during the six months.

                                   COMMENTARY

                          [GRAPHIC OF POINTER OMITTED]
The CoreFund Short Term Income Fund provided investors with positive returns for the year. The Fund's asset allocation is about 40% Treasuries, 40% corporates, and 20% asset-backed securities. Duration matched Index throughout the period with the exception of the end of the fourth quarter when duration was lengthened slightly as year-end trades increased. This strategy benefited the Fund's performance.
         During the third quarter of 1997, inflation fears subsided and the yield curve on short-term securities flattened in reaction to dampened concerns about an impending increase in the Federal funds rate. Also, as the U.S. moves closer to a budget surplus, there was a reduction in the supply of Treasury securities coupled with a healthy demand, causing rates to drop. Corporates were tightening to Treasuries in the third quarter.
     In the fourth quarter, the Asian crisis impacted the market and corporates began to widen as investors looking for stability moved money into Treasuries. Events in Asia unraveled, causing investors to reassess value and risk factors in the market in general. Also

[BAR GRAPH OMITTED]
                    6-MONTH TOTAL RETURN %
                    ----------------------
SHORT TERM INCOME (CLASS Y)   MERRILL LYNCH 1-YEAR T-BILL INDEX
          3.00                               2.92

                       YIELD 30-DAY %
                       --------------
SHORT TERM INCOME (CLASS Y)   MERRILL LYNCH 1-YEAR T-BILL INDEX
          5.46                               5.49

                     PERFORMANCE
-----------------------------------------------
                   6-MONTH    YIELD     NAV
                TOTAL RETURN 30-DAY  12/31/97
                (CUMULATIVE)
-----------------------------------------------
  CLASS Y           3.00%     5.46% $  9.99
  CLASS A W/O LOAD  2.87      5.46     9.98
  CLASS A W/LOAD   (0.43)     5.04    10.32
  MERRILL LYNCH
    1-YEAR T-BILL
    INDEX           2.92      5.49       --
-----------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

in this quarter, U.S. Dollar short-term LIBOR Rates were driven higher and the supply of Treasury Bills increased. Focus has shifted from LIBOR floater bonds to Federal Fund-based and Prime-based floater bonds, since these securities tend to fluctuate less.
     Looking forward, we believe uncertainty due to the Asian crisis will continue, which will keep money moving into the fixed-income market. However, the impact of the crisis on domestic corporations is still unknown. We will increase our emphasis on credit quality while maintaining our current neutral duration structure. [SQUARE BULLET]
--------------------------------------------------------------------------------

[SQUARE BULLET] SHORT-INTERMEDIATE BOND
                               SEMI-ANNUAL RESULTS
[GRAPHIC OF POINTER OMITTED]
[SQUARE BULLET] This Fund returned 4.25% for the six month  ending  December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark,  the Merrill Lynch 1-3 year Treasury Index returned 4.90% for the same period.
[SQUARE BULLET] Assets in the Fund grew 4% from $165.9 million to $172.8 million during the six months.

                                   COMMENTARY

The CoreFund Short-Intermediate Bond Fund outperformed it's benchmark and provided investors with positive returns for the year. During the semi-annual period, there was a significant rally in the bond market. The yield curve declined, largely led by the 30-year Treasury. However, shorter-term securities did not participate in the rally as much as longer-term bonds.
         Treasury securities outperformed all other bonds throughout the period. Events in Asia unraveled during the second half of the year, causing investors to reassess value and risk factors in the market in general. As a result, more money was shifted toward the Treasury market.

                          SHORT-INTERMEDIATE BOND FUND
                          ----------------------------
                                QUICK FUND FACTS
                          ----------------------------
                                 INCEPTION DATE:
                                FEBRUARY 3, 1992
                                 PORTFOLIO SIZE:
                                 $172.8 MILLION
                               SHARES OUTSTANDING:
                            17,360,703 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   3.97 YEARS

                             QUALITY DIVERSIFICATION
                                AAA       65%
                                AA        13%
                                A         10%
                                BBB        8%
                                BB         1%
                                OTHER      3%
                               [PIE CHART OMITTED]

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

[SQUARE BULLET] SHORT-INTERMEDIATE (CONTINUED)

         Coming into the second half of 1997, the Fund's duration was slightly longer than the Index, which helped performance. The superior performance resulting from the longer duration was somewhat offset by the Fund's underweighting in Treasury securities relative to the 100% Treasury Index. Duration was scaled back to more closely match the Index over the final quarter of 1997.

                         COREFUND FIXED INCOME MANAGERS
                                [PHOTO OMITTED]
                                (LEFT TO RIGHT)
                                 JOSEPH BAXTER
                        INTERMEDIATE, PA & NJ MUNI BONDS
                                   DAN TAYLOR
                            SHORT-INTERMEDIATE BOND
                                  BRIAN SNYDER
                        INTERMEDIATE, PA & NJ MUNI BONDS
                                  JOHN ACKLER
                               SHORT TERM INCOME
                                WILLIAM LAWRENCE
                            GOVERNMENT INCOME & BOND
                              (MANAGER NOT SHOWN)
                                 GEORGE MCNEILL
                                  GLOBAL BOND

         The yield advantage provided by the Fund's mortgage-backed and asset-backed securities also added incremental return to the portfolio. However, the higher yields were offset by the widening of these sectors, in the fourth quarter of 1997. The Fund took advantage of historically wide asset-backed securities spreads at year end to increase allocation to that sector.
         Within the corporate sector the Fund has focused on banks and financial companies with an emphasis on takeover themes and strong fundamentals.
         Looking ahead to 1998, we will continue to work to add value through security selection and sector allocation. We expect investors will continue to be concerned about the impact of the Asian crisis. Accordingly, the high grade segments of the fixed-income markets should continue to perform well. In addition, prepayment protection in the mortgage-backed and asset-backed sectors will become increasingly important the longer Treasury yields remain at these historically low levels. We will likely lower the Fund's duration as short-term Treasury yields continue their decline below the Federal Reserve's target overnight rate. We will also continue to minimize prepayment risk in the Fund's mortgage and asset-backed holdings. [SQUARE BULLET]
--------------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

                          SHORT-INTERMEDIATE BOND FUND
                               [BAR GRAPH OMITTED]
                         6-MONTH TOTAL RETURN %
                         ----------------------
SHORT-INTERMEDIATE (CLASS Y)  MERRILL LYNCH 1-3 YR TREASURY INDEX
           4.25                             4.90

                                 YIELD 30-DAY %
                                 --------------
SHORT-INTERMEDIATE (CLASS Y)  MERRILL LYNCH 1-3 YR TREASURY INDEX
           5.65                             5.91


                  PERFORMANCE
----------------------------------------------
                    6-MONTH    YIELD    NAV
                 TOTAL RETURN 30-DAY 12/31/97
                 (CUMULATIVE)
----------------------------------------------
  CLASS Y            4.25%     5.65%  $  9.95
  CLASS A W/O LOAD   4.14      5.65      9.95
  CLASS A W/LOAD     0.76      5.29     10.28
  MERRILL LYNCH
    1-3 YR. TREASURY 4.90      5.91        --
----------------------------------------------

[SQUARE BULLET] GOVERNMENT INCOME FUND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET]  This  Fund  returned  6.00% after  expenses  for the six months ending December 31, 1997.
[SQUARE BULLET]  The Fund's benchmarks, the Lehman Brothers Aggregate Bond Index and the Salomon Brothers Broad Bond Index returned 6.38% and 6.37% respectively for the same period.
[GRAPHIC OF POINTER OMITTED]
[SQUARE BULLET]  Assets in the Fund grew 11% from $20.7 million to $22.9 million during the six months.

                                  COMMENTARY

The CoreFund Government Income Fund produced positive results for shareholders while nearly matching its benchmark. Throughout the third quarter of the calendar year moderating retail sales and excellent inflation data were combined with an improving Federal deficit and a decline in the number of Treasury securities being auctioned.
         In the fourth quarter of 1997, this rally continued but, for different reasons. The Asian crisis dominated this period, fueling a global flight to quality which helped both the U.S. Dollar and U.S. Treasury securities.

                             GOVERNMENT INCOME FUND
                             ----------------------
                                QUICK FUND FACTS
                             ----------------------
                                 INCEPTION DATE:
                                  APRIL 1, 1993
                                 PORTFOLIO SIZE:
                                  $22.9 MILLION
                               SHARES OUTSTANDING:
                            2,279,366 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   8.47 YEARS

                            MATURITY DIVERSIFICATION
                            UNDER 1 YEAR          2%
                            1-5 YEARS            49%
                            6-10 YEARS           36%
                            OVER 20 YEARS        13%
                              [PIE CHART OMITTED]
                  MATURITY IN YEARS -- % OF FUND INVESTMENTS.

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997
                             GOVERNMENT INCOME FUND
                             ----------------------
                                QUICK FUND FACTS
                             ----------------------
                                 INCEPTION DATE:
                                  APRIL 1, 1993
                                 PORTFOLIO SIZE:
                                  $22.9 MILLION
                               SHARES OUTSTANDING:
                             2,279,366 (Y&ACOMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   8.47 YEARS

                            MATURITY DIVERSIFICATION
                            UNDER 1 YEAR       2%
                            1-5 YEARS         49%
                            6-10 YEARS        36%
                            OVER 20 YEARS     13%
                              [PIE CHART OMITTED]
                   MATURITY IN YEARS --% OF FUND INVESTMENTS

         The Fund began the period heavily invested in mortgage-backed securities with the balance in U.S. Treasuries. The Fund's average duration was slightly longer than the Index. As the market rallied, the percent of Treasury holdings was increased, but the Fund was still underweighted in this area. The duration of the Treasury holdings was extended to offset the prepayment aspects of the Fund's mortgage holdings. And, the Fund overall finished the year slightly longer than the Index duration.
         Fund performance was enhanced by the yield advantage of its mortgage holdings and its duration structure. But, the underweighting in Treasuries and overweighting in mortgages hurt the Fund's relative performance versus the Index.
      Investors should note that this was a very good period for high grade bond investors. Looking forward, we believe that for at least the first half of 1998, concern about the Asian crisis will result in investors being more risk opposed, emphasizing credit quality and liquidity. The Fund should continue to benefit from its large Treasury holdings. The Federal Reserve may ease interest rates possibly resulting in the Treasury market becoming overpriced.

[BAR GRAPH OMITTED]
                 6-MONTH TOTAL RETURN %
                 ----------------------
GOVERNMENT INCOME   LEHMAN AGGREGATE   SALOMON BROTHERS
    (CLASS Y)           BOND INDEX        BOND INDEX
      6.00                6.38               6.37

                    YIELD 30-DAY %
                    --------------
GOVERNMENT INCOME   LEHMAN AGGREGATE   SALOMON BROTHERS
    (CLASS Y)           BOND INDEX        BOND INDEX
      5.94                6.24               6.30

                 PERFORMANCE
----------------------------------------------
                   6-MONTH    YIELD    NAV
                TOTAL RETURN 30-DAY  12/31/97
                (CUMULATIVE)
----------------------------------------------
  CLASS Y           6.00%     5.94%  $10.03
  CLASS A W/O LOAD  5.86      5.94    10.03
  CLASS A W/LOAD    2.40      5.50    10.37
  LEHMAN
    AGGREGATE BOND  6.38      6.24       --
  SALOMON
    BROAD BOND      6.37      6.30       --
----------------------------------------------

     The Fund will retain its fully invested posture and work to minimize prepayment risk in its mortgage holdings. Mortgaged pass-through securities will be utilized as a source of higher yield. [SQUARE BULLET]
--------------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[SQUARE BULLET] BOND FUND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET] This Fund returned 6.06% for the six months ending  December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark,  the Lehman Brothers Aggregate Bond Index, returned 6.38% for the same period.
[SQUARE BULLET] Assets in the Fund  declined  5% from  $184.0  million to $175.6 million during the six months.

                                   COMMENTARY

During the last year, CoreFund Bond Fund produced positive returns for investors while nearly matching the performance of its benchmark. Throughout the third quarter of the calendar year moderating retail sales and excellent inflation data were combined with an improving Federal deficit and a decline in the number of Treasury securities being auctioned.
         In the fourth quarter of 1997, the rally continued, but, it did so for different reasons. The Asian crisis dominated this period fueling a global flight to quality which helped both the U.S. dollar and U.S. Treasury securities. Also, with the Asian currencies dropping and their economies weakening, import goods cheapened and global demand softened, giving us an excellent inflation outlook.
       The corporate bond market came under a lot of pressure as a result of the Asian crisis. In particular, the emerging market subsector dramatically underperformed in the fourth quarter as the markets of Malaysia, Thailand, Indonesia, and Korea took hard hits. Domestic corporates also lagged the rally, especially those companies that have a direct link to the Asian economy. [GRAPHIC OF POINTER OMITTED]
         The Fund's performance was helped by a maturity structure that was longer than the Index. Early in the period, the Fund benefited from certain corporate holdings in the finance sector (Salomon Brothers, Lehman Bros., BankBoston) due to the ongoing consolidation in the banking and securities industries. Holdings in TCI and Time Warner also contributed to performance. Performance was hurt by an underweighting in the U.S. Treasury sector and an overweighting in the asset-backed sector.
         Investors should note that this was a very good period for high grade bond investors. Looking forward, we believe that

                                    BOND FUND
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 28, 1990
                                 PORTFOLIO SIZE:
                                 $175.6 MILLION
                               SHARES OUTSTANDING:
                            16,670,007 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   10.23 YEARS

                             QUALITY DIVERSIFICATION
                                  AAA       64%
                                  AA         3%
                                  A          8%
                                  BBB       12%
                                  OTHER     13%
                              [PIE CHART OMITTED]
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

[SQUARE BULLET] BOND FUND (CONTINUED)
for at least the first half of 1998, investors will continue to be concerned about the Asian crisis. As a result, they will be more risk opposed, emphasizing credit quality and liquidity. The Fund should continue to benefit from its Treasury holdings. The Federal Reserve may ease interest rates, but probably not until later in the second quarter. [SQUARE BULLET]
--------------------------------------------------------------------------------

[BAR GRAPH]
             6-MONTH TOTAL RETURN %
             ----------------------
BOND (CLASS Y)    LEHMAN AGGREGATE BOND INDEX
     6.06                     6.38

                YIELD 30-DAY %
                --------------
BOND (CLASS Y)    LEHMAN AGGREGATE BOND INDEX
     6.02                     6.24

                   PERFORMANCE
------------------------------------------------
                   6-MONTH    YIELD    NAV
                TOTAL RETURN 30-DAY 12/31/97
                (CUMULATIVE)
------------------------------------------------
  CLASS Y           6.06%    6.02%  $10.53
  CLASS A W/O LOAD  5.93     6.02    10.53
  CLASS A W/LOAD    0.91     5.52    11.06
  LEHMAN
    AGGREGATE BOND  6.38     6.24       --
------------------------------------------------

[SQUARE BULLET] GLOBAL BOND FUND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET] This Fund returned 2.06% for the year ending December 31, 1997. [SQUARE BULLET] The Fund's benchmark, the J.P. Morgan Global Bond Index, returned 2.52% for the same period.
[SQUARE BULLET] Assets  in the Fund grew 3% from $34.8 million to $35.9 million during the six months.

                                   COMMENTARY

During the past year, the Global Bond Fund reported modest positive returns for investors within the context of a challenging economic environment. As the period began, there were indications that the U.S. and the U.K. economies were overheating and that, while there was no evidence of inflationary pressure, labor markets were becoming tight.
         Higher interest rates became a possibility, and the bond markets began to look overvalued. The markets in Continental Europe also appeared to be overvalued as they responded to difficult convergence criteria in advance of the European Monetary Union. As the period progressed, these pressures increased. In response, your managers took

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
               6-MONTH TOTAL RETURN %
               ----------------------
GLOBAL BOND (CLASS Y)    JPM GLOBAL BOND U.S. INDEX
        2.06                        2.52

   YIELD 30-DAY %
   --------------
GLOBAL BOND (CLASS Y)
        4.95

                                       PERFORMANCE
                   6-MONTH      YIELD      NAV
                TOTAL RETURN   30-DAY   12/31/97
                (CUMULATIVE)
  CLASS Y           2.06%       4.95%    $9.33
  CLASS A W/O LOAD  2.05        4.95      9.32
  CLASS A W/LOAD   (2.75)       4.47      9.78
  JPM GLOBAL BOND   2.52         N/A        --

a low risk strategy with a relatively short maturity profile, while keeping some interest rate hedges to provide for the possibility of further overheating.
         The market became even more challenging during the last three months of 1997 as the period was dominated by troubles in a number of the Far East economies. Over borrowing, overproduction, and unsound financial structures led to huge devaluations of currencies. The outlook for the bigger economies of Japan and China is still unclear. One of the consequences of these conditions was the downgrading of growth forecasts for the developed economies. This happens as exporting prospects to the Far East were reduced and the prospect of an inflow of cheaper goods from the Far East was taken into account. Although these events gave developed bond markets an additional boost as they became a safe haven from the uncertainties and disasters elsewhere, it also made them even more overvalued in fundamental terms.
[GRAPHIC OF POINTER OMITTED]
     Currently, all the good news is in the market. Short term, nearly all the markets look vulnerable. However, the bigger picture, looking slightly into the future, is very encouraging. The U.S. may be close to the limits of domestically inspired growth, as is the U.K. with its strong currency. European growth will suffer from downgraded export prospects. Ignoring the impact of the Far East, we have a sound bond environment. [SQUARE BULLET]
--------------------------------------------------------------------------------

                                GLOBAL BOND FUND
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                FEBRUARY 15, 1993
                                 PORTFOLIO SIZE:
                                  $35.9 MILLION
                               SHARES OUTSTANDING:
                             3,843,846 (Y&ACOMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                    9.2 YEARS

                             QUALITY DIVERSIFICATION
                                  AAA      89%
                                  AA       10%
                                  NOT RATED 1%
                               [PIE CHART OMITTED]
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997
                        INTERMEDIATE MUNICIPAL BOND FUND
                        --------------------------------
                                QUICK FUND FACTS
                        --------------------------------
                                 INCEPTION DATE:
                                  MARCH 3, 1993
                                 PORTFOLIO SIZE:
                                  $1.9 MILLION
                               SHARES OUTSTANDING:
                              182,592 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                    6.2 YEARS

                             QUALITY DIVERSIFICATION
                                  AAA      71%
                                  AA       23%
                                  A         3%
                                  NOT RATED 3%
                               [PIE CHART OMITTED]
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] INTERMEDIATE MUNI BOND
                               SEMI-ANNUAL RESULTS

[SQUARE BULLET] This Fund returned 4.13% for the six months  ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark,  the Lehman Brothers 7-Year Municipal Bond
                Index, returned 4.91% for the same period.
[SQUARE BULLET] Assets in the Fund declined 5% from $2.0 million to $1.9 million during the six months.

                                   COMMENTARY

                          [GRAPHIC OF POINTER OMITTED]
During the semi-annual period, CoreFund Intermediate Municipal Bond Fund provided investors with positive returns as it outperformed its benchmark.
         In general, the municipal bond market lagged the rally in U.S. Treasuries during the last six months of 1997. During the Fund's first quarter (through September) bond markets fluctuated in reaction to various economic releases, inflation reports, and concerns about interest rates. In July, favorable employment and inflation reports led to strong rallies and lower municipal bond yields. Evidence of stronger economic growth and a weaker dollar followed in August.
         In September, new issues flooded the market as many municipalities chose to refinance existing bonds to take advantage of the low rates. On the positive side, legislation did not repeal the De Minimis exemption. This repeal would have made it less attractive for corporations to invest in municipals, and therefore may have resulted in the loss of key corporate support.
         After reacting to inflation fears in October, bond market yields moved lower on

[BAR GRAPH OMITTED]

                    6-MONTH TOTAL RETURN %
                    ----------------------
INTERMEDIATE MUNI (CLASS Y)   LEHMAN 7-YEAR MUNI INDEX
          4.13                         4.91

                    YIELD 30-DAY %
                    --------------
INTERMEDIATE MUNI (CLASS Y)   LEHMAN 7-YEAR MUNI INDEX
          3.86                         4.37

                    PERFORMANCE
----------------------------------------------
                   6-MONTH     YIELD    NAV
                TOTAL RETURN  30-DAY 12/31/97
                (CUMULATIVE)
----------------------------------------------
  CLASS Y           4.13%     3.86%   $10.25
  CLASS A W/O LOAD  4.00      3.86     10.25
  CLASS A W/LOAD    0.60      3.49     10.59
  LEHMAN 7-YEAR     4.91      4.37        --
----------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

expectations that the Asian crisis would slow the U.S. economy and the belief that the Federal Reserve would not tighten credit. As government bonds rallied, municipals lagged due to heavy new issuance.
     For the six months, issuance was 31% higher vs. 1996, causing municipals to consistently underperform U.S. Treasuries. As Treasuries benefited from a world-wide flight to quality, the oversupply within the municipal market kept a ceiling on how far prices could rise.
     Throughout this period, a reduction in Fund assets kept the Fund's duration slightly shorter than the Index.
     Looking ahead, we expect interest rates to remain stable, municipal bond supply to come down, and municipal yields to tighten. Our strategy is to manage duration to maximize opportunities. We will continue to manage cash flow. We will also work to replace bonds that have reached their call prices with new bonds. [SQUARE BULLET]
--------------------------------------------------------------------------------

[SQUARE BULLET] PA MUNICIPAL BOND FUND
                               SEMI-ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 5.51% for the six months  ending December 31,
                1997.

[SQUARE BULLET] The Fund's  benchmark,  the Lehman Brothers  Pennsylvania  Bond
                Index, returned 5.54% for the same period.

[SQUARE BULLET] Assets in the Fund grew 43% from $12.2 million to $17.5 million during the six months.

                                   COMMENTARY

The CoreFund Pennsylvania Municipal Fund nearly mirrored the performance of its benchmark for the semi-annual period, providing investors with positive tax-free returns. Through October, the Fund received a 5-Star, rating from Morningstar on its 1-year return and its assets grew significantly.
[GRAPHIC OF POINTER OMITTED]
     In general, the municipal bond market lagged the rally in U.S. Treasuries during the last six months of 1997. During the first quarter (through September) bond markets fluctuated in reaction to various economic releases, inflation reports, and concerns about interest rates. In July, favorable

                        PENNSYLVANIA MUNICIPAL BOND FUND
                        --------------------------------
                                QUICK FUND FACTS
                        --------------------------------
                                 INCEPTION DATE:
                                  MAY 16, 1994
                                 PORTFOLIO SIZE:
                                  $17.5 MILLION
                               SHARES OUTSTANDING:
                             1,624,413 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   10.6 YEARS

                             QUALITY DIVERSIFICATION
                                   AAA   65%
                                   AA    19%
                                   A      6%
                                   OTHER 10%
                               [PIE CHART OMITTED]

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

[SQUARE BULLET] PA MUNICIPAL BOND (CON'T.)
employment and inflation reports led to strong rallies and lower municipal bond yields. Evidence of stronger economic growth and a weaker dollar followed in August.

[BAR GRAPH OMITTED]
                6-MONTH TOTAL RETURN %
                ----------------------
PA MUNICIPAL (CLASS Y)   LEHMAN BROS. PA BOND INDEX
        5.51                        5.54
                   YIELD 30-DAY %
                   --------------
PA MUNICIPAL (CLASS Y)   LEHMAN BROS. PA BOND INDEX
        4.70                        4.71

PERFORMANCE
---------------------------------------------
                   6-MONTH    YIELD    NAV
                TOTAL RETURN 30-DAY 12/31/97
                (CUMULATIVE)
---------------------------------------------
  CLASS Y           5.51%     4.70%  $10.77
  CLASS A W/O LOAD  5.47      4.70    10.78
  CLASS A W/LOAD    0.48      4.25    11.32
  LEHMAN BROS.
    PA BOND         5.54      4.71       --
---------------------------------------------
          In September, new issues flooded the market as many municipalities chose to refinance existing bonds to take advantage of the low rates. On the positive side, legislation did not repeal the De Minimis exemption. This repeal would have made it less attractive for corporations to invest in municipals, and therefore may have resulted in the loss of key corporate support.
          After reacting to inflation fears in October, bond market yields moved lower on expectations that the Asian crisis would slow the U.S. economy and the belief that the Federal Reserve would not tighten credit. As government bonds rallied, municipals lagged due to heavy new issuance.
          For the six months, issuance was 31% higher vs. 1996, causing municipals to consistently underperform U.S. Treasuries. As Treasuries benefited from a world-wide flight to quality, the oversupply within the municipal market kept a ceiling on how far prices could rise.
          Looking ahead, we expect interest rates to remain stable, municipal supply to come down, and municipal yields to tighten. Our duration strategy has been to stay slightly longer than the Index -- however, we plan to start bringing it down to neutral with the Index in light of current conditions. We

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

will continue to work to replace bonds that have reached their call prices with newer bonds. [SQUARE BULLET]

[SQUARE BULLET] NJ MUNICIPAL BOND FUND
                               SEMI-ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 5.55% for the six months  ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark, the Lehman Brothers New Jersey Bond Index, returned 5.54% for the same period.
[SQUARE BULLET] Assets in the Fund grew 11% from $1.9 to $2.1 million during the six months.
                                   COMMENTARY

                          [GRAPHIC OF POINTER OMITTED]
The CoreFund NJ Municipal Fund provided investors with positive tax-free returns for the semi-annual period while outperforming its benchmark.
       In general, the municipal bond market lagged the rally in U.S. Treasuries during the last six months of 1997. During the first quarter (through September) bond markets fluctuated in reaction to various economic releases, inflation reports, and concerns about interest rates. In July, favorable employment and inflation reports led to strong rallies and lower municipal bond yields. Evidence of stronger economic growth and a weaker dollar followed in August.
     In September, new issues flooded the market as many municipalities chose to

                         NEW JERSEY MUNICIPAL BOND FUND
                         ------------------------------
                                QUICK FUND FACTS
                         ------------------------------
                                 INCEPTION DATE:
                                  MAY 16, 1994
                                 PORTFOLIO SIZE:
                                  $2.1 MILLION
                               SHARES OUTSTANDING:
                              202,830 (Y&A COMBINED)
                           AVERAGE WEIGHTED MATURITY:
                                   10.6 YEARS

                             QUALITY DIVERSIFICATION
                                  AAA       47%
                                  AA        25%
                                  NOT RATED 28%
                               [PIE CHART OMITTED]

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997
[SQUARE BULLET] NJ MUNICIPAL BOND (CON'T.)
refinance existing bonds to take advantage of the low rates. On the positive side, legislation did not repeal the De Minimis exemption. This repeal would have made it less attractive for corporations to invest in municipals, and therefore may have resulted in the loss of key corporate support.
         After reacting to inflation fears in October, bond market yields moved lower on expectations that the Asian crisis would slow the U.S. economy and the belief that the Federal Reserve would not tighten credit. As government bonds rallied, municipals lagged due to heavy new issuance.
     For the six months, issuance was 31% higher vs. 1996, causing municipals to consistently underperform U.S. Treasuries. As Treasuries benefited from a world-wide flight to quality, the oversupply within the municipal market kept a ceiling on how far prices could rise.
         Looking ahead, we expect interest rates to remain stable, municipal supply to come down, and municipal yields to tighten.

[BAR GRAPH]
               6-MONTH TOTAL RETURN %
               ----------------------
NJ MUNICIPAL (CLASS Y)   LEHMAN BROS. NJ BOND INDEX
          5.55                       5.54
                  YIELD 30-DAY %
                  --------------
NJ MUNICIPAL (CLASS Y)   LEHMAN BROS. NJ BOND INDEX
          4.72                       4.32

                 PERFORMANCE
---------------------------------------------
                   6-MONTH    YIELD    NAV
                TOTAL RETURN 30-DAY 12/31/97
                (CUMULATIVE)
---------------------------------------------
  CLASS Y           5.55%     4.72%  $10.46
  CLASS A W/O LOAD  5.42      4.72    10.45
  CLASS A W/LOAD    0.37      4.26    10.97
  LEHMAN BROS.
    NJ BOND         5.54      4.32       --
---------------------------------------------

Our strategy is to manage duration to maximize opportunities. We will continue to work to replace bonds that have reached their call prices with newer bonds. [SQUARE BULLET]
--------------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[SQUARE BULLET] TREASURY RESERVE
                               SEMI-ANNUAL RESULTS

[SQUARE  BULLET] This  Fund  returned  2.57% net of expenses  for the six months ending December 31, 1997.
[SQUARE  BULLET] The Fund's  benchmark,  the IBC Financial U.S.  Treasury & REPO
                 Average, returned 2.47%, net of expenses, for the same period. [SQUARE BULLET] Assets in the Fund declined 2% from $847.5 million to $831.3 million during the six months.

                                   COMMENTARY

                          [GRAPHIC OF POINTER OMITTED]
The average weighted maturity of the CoreFund Treasury Reserve remained stable at 55 days during the semi-annual period. The Fund modestly outperformed its benchmark, providing conservative money market investors with a competitive yield.
         Throughout the period, the one-year Treasury bill followed the rally in the coupon sector. Tight supply and strong demand kept the T-bill market at very rich levels. Three- and six-month bills decreased to their lowest yields since February 1996. Stock market volatility, the Asian crisis, and the strong buying of Central Banks have all contributed to the flight to quality and strong demand for the short-term bills. During the period the dealer community and the central banks controlled the bill market as there was very little retail buying.
         Increases were made during the period to the percentage of holdings of Treasury-bill alternatives such as old coupon notes and STRIPS, because they offered a better spread over bills. The Fund also took advantage of higher overnight yields by increasing its holdings in repurchase agreements.
         The Treasury bill market should remain at very rich levels during the first quarter of 1998. The tight supply/strong

                         COREFUND MONEY MARKET MANAGERS
                                [PHOTO OMITTED]
                                 (LEFT TO RIGHT)

                                   JOHN ACKLER
                                  CASH RESERVE
                                   FOLU ABIONA
                                TAX-FREE RESERVE

                                 RONALD BRASTEN
                                TREASURY RESERVE

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

                                TREASURY RESERVE
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                NOVEMBER 21, 1988
                                 PORTFOLIO SIZE:
                                 $831.3 MILLION
                           AVERAGE WEIGHTED MATURITY:
                                     55 DAYS

                             QUALITY DIVERSIFICATION
                                  AAA       33%
                                  NOT RATED 67%
                              [PIE CHART OMITTED]
                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

[SQUARE BULLET] TREASURY RESERVE (CON'T.)
demand scenario we have experienced the past several months will continue to be a factor in the money markets. Other factors, such as the financial crises in Asia and Federal Reserve Chairman Alan Greenspan's recent comments about the possibility of deflation, have led the market to believe that the Fed may have shifted their bias toward an easing in monetary policy. The Fund will continue its strategy of purchasing Treasury bill alternatives where there are opportunities. When the technical factors subside and yields rise, the Fund will go back to its proven laddered approach to investing. [SQUARE BULLET]
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
                     6-MONTH TOTAL RETURN %
                     ----------------------
TREASURY RESERVE (CLASS Y)    IBC FINANCIAL TREASURY & REPO INDEX
         2.57                                2.47
                         YIELD 7-DAY %
                         -------------
TREASURY RESERVE (CLASS Y)    IBC FINANCIAL TREASURY & REPO INDEX
         5.11                                4.88

                    PERFORMANCE
-------------------------------------------
                  6-MONTH    YIELD   YIELD
               TOTAL RETURN  7-DAY  30-DAY
               (CUMULATIVE)
-------------------------------------------
  CLASS Y          2.57%     5.11%  5.08%
  CLASS C          2.44      4.86   4.83
  IBC TREASURY/
     REPO          2.47      4.88   4.89
-------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[SQUARE BULLET] CASH RESERVE
                               SEMI-ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 2.65% for the six months ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark, the IBC Financial All-Taxable Money Fund
                Average, returned 2.57% for the same period.
[SQUARE BULLET] Assets in the Fund grew 13% from $913.9 million to $1.04 billion during the six months.

                                   COMMENTARY

The CoreFund Cash Reserve provided money market investors with positive returns for the semi-annual period. During the third quarter of 1997, inflation fears subsided and the yield curve on short-term securities flattened in reaction to dampened concerns about an impending increase in the Federal funds rate. Also, as the U.S. moved closer to a budget surplus, there was a reduction in the supply of Treasury securities coupled with a healthy demand, causing rates to drop.

[BAR GRAPH OMITTED]
                 6-MONTH TOTAL RETURN %
                 ----------------------
CASH RESERVE (CLASS Y)   IBC FINANCIAL ALL-TAXABLE INDEX
         2.65                           2.57
                    YIELD 7-DAY %
                    -------------
CASH RESERVE (CLASS Y)   IBC FINANCIAL ALL-TAXABLE INDEX
         2.65                           2.57


               PERFORMANCE
--------------------------------------------
                  6-MONTH    YIELD   YIELD
               TOTAL RETURN  7-DAY  30-DAY
               (CUMULATIVE)
--------------------------------------------
  CLASS Y          2.65%     5.28%  5.27%
  CLASS C          2.52      5.03   5.02
  CLASS B*         0.50      4.30   4.28
  IBC TAXABLE      2.57      5.12   5.10
--------------------------------------------
*INCEPTION DATE 11/18/97

          However, in anticipation of this drop and the further increased demand for year-end liquidity trades, dealers purchased large blocks of Treasury bills, further tightening yields. Also, foreign investors found dollar-denominated securities attractive due to the strong U.S. currency and high real interest rates relative to their own.
[GRAPHIC OF POINTER OMITTED]
          During the fourth quarter, yields on money market securities were driven up significantly by the financial crisis in Asia, an increased supply in the Treasury market, and the anticipation of tight funds over year end. Also in this quarter, U.S. Dollar short-term LIBOR Rates were driven higher and the supply of Treasury Bills increased. Focus has been shifted from LIBOR floater bonds to Federal Fund-based and Prime-based floater

                                  CASH RESERVE
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                 AUGUST 16, 1985
                                 PORTFOLIO SIZE:
                                  $1.04 BILLION
                           AVERAGE WEIGHTED MATURITY:
                                     68 DAYS

                             QUALITY DIVERSIFICATION
                                  AAA        2%
                                  AA         7%
                                  A         84%
                                  NOT RATED  7%
                               [PIE CHART OMITTED]

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

MANAGERS'
DISCUSSION
OF
FUND
PERFORMANCE
--------------------------------------------------------------------------------
(CONTINUED)

DECEMBER 31, 1997

[SQUARE BULLET] CASH RESERVE (CONTINUED)
bonds since these securities tend to fluctuate less. By the end of year the market offered great opportunity for investors to buy.
          Given these conditions, the Fund's strategy has been to maintain an average weighted laddered maturity between 65 and 70 days while seeking products that offer incremental yield. In anticipation of the flurry of year-end liquidity trades, we placed securities to mature in December, making it possible for us to buy a lot of longer-term paper during this favorable market.
          Looking forward, we believe uncertainty due to the Asian crisis will continue, which will keep money moving into the fixed-income market. However, the impact of the crisis on domestic corporations is still unknown. We think that economic conditions will cause money market yields to trend lower throughout 1998. We will also increase our emphasis on credit quality while maintaining our current duration structure. [SQUARE BULLET]
--------------------------------------------------------------------------------

[SQUARE BULLET] TAX-FREE RESERVE (CONTINUED)
                               SEMI-ANNUAL RESULTS
[SQUARE BULLET] This Fund returned 1.63% for the six months ending December 31,
                1997.
[SQUARE BULLET] The Fund's benchmark, the IBC Financial Tax-Free Average, returned 1.59% for the same period.
[GRAPHIC OF POINTER OMITTED]
[SQUARE BULLET] Assets in the Fund grew 35% from $122.8 million to $165.2 million during the six months.

                                   COMMENTARY

Moderately outperforming its benchmark, the Tax-Free Reserve provided positive tax-free returns to shareholders during this semi-annual period. The 7-day yield for Class Y shares as of December 31, 1997 was 3.32%. At the end of the period, the Fund had an average weighted maturity of 48 days.
          Throughout the six months, we saw a continuation of the trend toward changing money market volume seasonality patterns. Rates overall were lower due to volatility.
          Yields were unusually attractive in July. In August, yields were lower as there was an increase in money moving into the

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
                 6-MONTH TOTAL RETURN %
                 ----------------------
TAX-FREE RESERVE (CLASS Y)   IBC FINANCIAL TAX-FREE INDEX
         1.63                           1.59
                    YIELD 7-DAY %
                    -------------
TAX-FREE RESERVE (CLASS Y)   IBC FINANCIAL TAX-FREE INDEX
         3.32                           3.38

               PERFORMANCE
------------------------------------------
                  6-MONTH    YIELD   YIELD
               TOTAL RETURN  7-DAY  30-DAY
               (CUMULATIVE)
------------------------------------------
  CLASS Y          1.63%     3.32%  3.23%
  CLASS C          1.49      3.22   2.97
  IBC TAX-FREE     1.59      3.38   3.21
------------------------------------------

short tax-exempt market in reaction to volatility in both the stock and bond markets.
     In October, strength in the Treasury market, coupled with troubles in the Asian economies, caused more money to move into the short tax-exempt market at an unexpected time. We took advantage of opportunities for maturity extension in November. In December, the market was more challenging due to light supply.
     Looking into 1998, we plan to maintain our current longer duration strategy. We believe rates will move lower as the Asian crisis drags on the U.S. economy and we will work to take advantage of any opportunities created by the market volatility. [SQUARE BULLET]
--------------------------------------------------------------------------------

                                TAX-FREE RESERVE
                                ----------------
                                QUICK FUND FACTS
                                ----------------
                                 INCEPTION DATE:
                                 APRIL 16, 1991
                                 PORTFOLIO SIZE:
                                 $165.2 MILLION
                           AVERAGE WEIGHTED MATURITY:
                                     48 DAYS

                             QUALITY DIVERSIFICATION
                                  AAA       13%
                                  AA         9%
                                  A         53%
                                  NOT RATED 25%
                               [PIE CHART OMITTED]

                 INVESTMENT QUALITY RATINGS AS RATED BY MOODY'S

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

STATEMENT
OF
NET ASSETS
                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)



EQUITY INDEX FUND

[PIT CHART OMITTED]

MISCELLANEOUS      8%
UTILITIES          9%
RETAIL             7%
OIL-ENERGY         7%
FINANCIAL         17%
CHEMICALS & DRUGS 13%
CONSUMER PRODUCTS 13%
DURABLE GOODS     26%

% OF TOTAL PORTFOLIO INVESTMENTS
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 0.9%
Lockheed Martin                   6,800   $       670
Northrop Grumman                  1,700           195
Raytheon Company, Class B*        8,900           449
Rockwell International            8,763           458
United Technologies               8,600           626
                                          -----------
                                                2,398
                                          -----------
AGRICULTURE -- 0.1%
Pioneer Hi-Bred International     3,000           322
                                          -----------
AIR TRANSPORTATION -- 0.5%
AMR*                              2,800           360
Delta Air Lines                   2,500           297
Federal Express*                  4,000           244
US Air Group*                     7,800           487
                                          -----------
                                                1,388
                                          -----------
AIRCRAFT -- 0.9%
Boeing                           38,470         1,883
General Dynamics                  1,500           130
Textron                           8,000           500
                                          -----------
                                                2,513
                                          -----------
APPAREL/TEXTILES -- 0.3%
Liz Claiborne                     5,000           209
Nike, Class B                    10,000           392
Russell                           3,100            82
                                          -----------
                                                  683
                                          -----------
AUTOMOTIVE -- 2.4%
Allied Signal                    18,200           709
Chrysler                         26,200           922
Dana                              6,500           309
Echlin                            8,300           300

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Ford Motor                       43,400   $     2,113
General Motors                   27,600         1,673
Paccar                            3,000           157
TRW                               5,000           267
                                          -----------
                                                6,450
                                          -----------
BANKS -- 8.6%
Banc One                         20,944         1,138
Bank of New York                 13,000           752
BankAmerica                      25,600         1,869
BankBoston                        4,500           423
Bankers Trust New York            3,800           427
Barnett Banks of Florida          6,800           489
BB&T                              5,000           320
Chase Manhattan                  15,766         1,726
Citicorp                         16,800         2,124
Comerica                          3,700           334
Fifth Third Bancorp               4,500           368
First Chicago                    12,701         1,061
First Union                      21,060         1,079
Fleet Financial Group             9,801           734
Golden West Financial             2,000           196
H.F. Ahmanson                     2,000           134
J.P. Morgan                       6,000           677
Keycorp                           7,800           552
MBNA                             17,887           489
National City                     6,800           447
NationsBank                      27,000         1,642
Norwest                          30,600         1,182
PNC Bank                         13,900           793
Providian Financial               2,300           104
State Street                      6,000           349
Suntrust Banks                    8,400           600
Synovus Financial                 3,000            98
U.S. Bancorp                      8,746           979
Wachovia                          7,100           576
Washington Mutual                 9,100           581
Wells Fargo                       3,433         1,165
                                          -----------
                                               23,408
                                          -----------
BEAUTY PRODUCTS -- 2.7%
Avon Products                     3,200           196
Colgate Palmolive                10,492           771
Ecolab                            5,000           277
Gillette                         20,500         2,059
Procter & Gamble                 50,800         4,054
                                          -----------
                                                7,357
                                          -----------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 1.0%
CBS                              21,500           633
Clear Channel Communications*     2,000           159
Comcast, Class A                 14,200           448
Tele-Communications, Class A*    18,424           515
U.S. West Media Group*           21,800           629
Viacom, Class B*                 10,526           436
                                          -----------
                                                2,820
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


EQUITY INDEX FUND (CONTINUED)


--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.3%
Centex                            2,400   $       151
Fluor                             1,900            71
Foster Wheeler                    3,300            89
Halliburton                       9,200           478
McDermott International           3,400           125
                                          -----------
                                                  914
                                          -----------
BUILDING MATERIALS -- 0.0%
Owens Corning                     2,800            96
                                          -----------
CHEMICALS -- 2.3%
Air Products & Chemical           3,100           255
Dow Chemical                      8,150           827
E.I. DuPont de Nemours           40,000         2,402
Eastman Chemical                  5,700           340
FMC*                              2,200           148
Great Lakes Chemical                300            13
Hercules                          2,700           135
Monsanto                         19,500           819
Morton International              1,600            55
Nalco Chemical                    5,700           226
Praxair                           5,500           247
Rohm & Haas                       2,500           239
Sigma Aldrich                    10,600           421
W.R. Grace & Company              3,100           249
                                          -----------
                                                6,376
                                          -----------
COMMUNICATIONS EQUIPMENT -- 2.6%
Andrew *                          9,000           216
Cabletron Systems*                5,800            87
Cisco Systems*                   36,900         2,057
ITT Industries                    7,000           220
ITT*                              3,600           298
Lucent Technologies              23,300         1,861
Motorola                         20,600         1,175
NextLevel Systems*                5,800           104
Northern Telecom                  8,300           739
Tellabs*                          6,200           328
                                          -----------
                                                7,085
                                          -----------
COMPUTERS, SOFTWARE & SERVICES-- 7.7%
3COM*                            12,000           419
Adobe Systems                     4,000           165
Automatic Data Processing         9,400           577
Bay Networks*                     9,000           230
Ceridian*                         3,400           156
Compaq Computer*                 26,250         1,481
Computer Associates
   International                 18,075           956
Computer Sciences*                1,900           159
Dell Computer*                   12,400         1,042
Digital Equipment*                3,900           144
EMC*                             14,200           390
Equifax                           6,000           213
First Data                       15,400           450
Harris Computer Systems           3,200           147
Hewlett Packard                  37,300         2,331
International Business Machines  35,000         3,660
Microsoft*                       43,100         5,571
Novell*                          29,300           220
Oracle Systems*                  36,862           822

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Parametric Technology*            5,000   $       237
Pitney Bowes                      5,000           450
Seagate Technology*               7,200           139
Shared Medical Systems            2,400           158
Silicon Graphics*                21,000           261
Sun Microsystems*                11,200           447
Tandy                             4,000           154
                                          -----------
                                               20,979
                                          -----------
CONTAINERS & PACKAGING -- 0.2%
Crown Cork & Seal                 3,700           185
Owens-Illinois*                   9,000           341
                                          -----------
                                                  526
                                          -----------
DRUGS -- 8.4%
Abbott Labs                      28,000         1,836
Allergan                          4,300           144
American Home Products           22,800         1,744
Amgen*                            9,600           520
Baxter International              9,800           494
Bristol-Myers Squibb             37,040         3,505
Eli Lilly                        39,800         2,771
Merck                            44,400         4,717
Pfizer                           48,200         3,594
Pharmacia & Upjohn               16,255           595
Schering Plough                  27,200         1,690
Warner Lambert                    9,400         1,166
                                          -----------
                                               22,776
                                          -----------
ELECTRICAL EQUIPMENT -- 3.5%
Emerson Electric                 14,600           824
General Electric                117,700         8,636
W.W. Grainger                     2,000           194
                                          -----------
                                                9,654
                                          -----------
ELECTRICAL SERVICES -- 2.6%
American Electric Power           5,300           274
Baltimore Gas & Electric          4,700           160
Carolina Power & Light           10,600           450
Central & South West              5,400           146
Cinergy                           4,600           176
Consolidated Edison of New York   5,300           217
Dominion Resources of Virginia    5,500           234
DTE Energy                        4,200           146
Duke Power                       12,986           719
Edison International             13,400           364
Entergy                          10,200           305
Firstenergy*                      5,000           145
FPL Group                         6,100           361
GPU                               4,200           177
Houston Industries               13,343           356
Niagara Mohawk Power*            26,200           275
Pacificorp                        6,400           175
PECO Energy                      16,000           388
PG&E                             15,500           472
PP&L Resources                    5,500           132
Public Service Enterprise Group   5,500           174
Southern                         20,100           520
Texas Utilities                   8,785           365
Unicom                            4,800           148
Union Electric Power              4,300           186
                                          -----------
                                                7,065
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
ENTERTAINMENT -- 1.1%
King World Productions            6,600   $       381
Walt Disney                      24,926         2,469
                                          -----------
                                                2,850
                                          -----------
ENVIRONMENTAL SERVICES -- 0.3%
Browning Ferris Industries        5,900           218
Laidlaw                          14,000           191
Waste Management                 15,200           418
                                          -----------
                                                  827
                                          -----------
FINANCIAL SERVICES -- 3.9%
Allstate                         15,700         1,427
American Express                 16,600         1,482
Beneficial                        2,400           199
Charles Schwab                    9,600           403
Countrywide Credit Industries     6,000           257
FHLMC                            30,200         1,267
FNMA                             38,800         2,214
Green Tree Financial              5,900           155
Household International           4,100           523
Mellon Bank                      11,400           691
Merrill Lynch                    11,200           817
Morgan Stanley, Dean Witter,
   Discover                      19,330         1,143
                                          -----------
                                               10,578
                                          -----------
FOOD, BEVERAGE & TOBACCO -- 8.0%
Anheuser Busch                   16,400           722
Archer Daniels Midland           17,277           375
Campbell Soup                    16,200           942
Coca Cola                        91,600         6,103
ConAgra                          14,600           479
Coors, Adolph, Class B            5,600           186
CPC International                 5,400           583
Fortune Brands                    6,700           248
General Mills                     5,900           423
H.J. Heinz                       16,650           846
Hershey Foods                     4,000           248
Kellogg                          15,200           754
Pepsico                          56,800         2,070
Philip Morris                    89,400         4,051
Ralston-Purina Group              3,900           362
Sara Lee                         16,900           952
Seagram                          12,300           397
Unilever                         23,600         1,474
UST                              10,200           377
Wrigley, William Jr.              4,000           318
                                          -----------
                                               21,910
                                          -----------
GAS/NATURAL GAS -- 0.9%
Coastal                           2,500           155
Columbia Gas Systems              3,500           275
Consolidated Natural Gas          6,000           363
Enron                            11,200           465
Nicor                             3,700           156
Oneok                             5,900           238
Pacific Enterprises               3,800           143
Peoples Energy                    4,100           161

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Sonat                             6,800   $       311
Williams                          7,500           213
                                          -----------
                                                2,480
                                          -----------
GLASS PRODUCTS -- 0.3%
Corning                           7,300           271
PPG Industries                    7,300           417
                                          -----------
                                                  688
                                          -----------
HOTELS & LODGING -- 0.2%
Harrah's Entertainment*          10,000           189
Hilton Hotels                     8,500           253
Marriott International            2,900           201
                                          -----------
                                                  643
                                          -----------
HOUSEHOLD FURNITURE & FIXTURES-- 0.2%
Armstrong World Industries        1,600           120
Masco                             3,500           178
Newell                            3,600           153
Sherwin Williams                  4,600           128
                                          -----------
                                                  579
                                          -----------
HOUSEHOLD PRODUCTS -- 0.3%
Clorox                            5,800           459
Whirlpool                         5,700           313
                                          -----------
                                                  772
                                          -----------
INSURANCE -- 4.6%
Aetna                             5,308           375
American General                  9,716           525
American International Group     25,500         2,773
AON                               5,250           308
Chubb                             6,600           499
Cigna                             2,900           502
Cincinnati Financial              3,000           422
Conseco                           5,600           254
General Re                        2,400           509
Hartford Financial Services Group 3,100           290
Jefferson-Pilot                   4,500           350
Lincoln National                  2,100           164
Loews                             3,400           361
Marsh and McLennan                7,400           552
MBIA                              3,800           254
MGIC Investment                   5,000           332
Progressive of Ohio               2,200           264
Safeco                            8,400           409
Sunamerica                        6,750           289
Transamerica                      2,000           213
Travelers                        39,579         2,132
United Healthcare                 5,100           253
Unum                              6,000           326
USF&G                            13,500           298
                                          -----------
                                               12,654
                                          -----------
LUMBER & WOOD PRODUCTS -- 0.1%
Georgia Pacific                   2,700           164
Potlatch                          2,100            90
Timber Group*                     2,700            61
                                          -----------
                                                  315
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


EQUITY INDEX FUND (CONTINUED)
--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
MACHINERY -- 1.8%
Baker Hughes                      6,000   $       262
Black & Decker                    3,500           137
Brunswick                         9,500           288
Case                              3,000           181
Caterpillar                      13,800           670
Crane                             4,650           202
Deere                             7,800           455
Dover                             5,600           202
Dresser Industries                4,500           189
Eaton                             2,000           179
Illinois Tool Works               8,200           493
Ingersoll Rand                    3,600           146
Snap-On Tools                     4,050           177
Stanley Works                     3,600           170
Tenneco                           5,000           198
Timken                            5,000           172
Tyco International Limited       17,800           802
                                          -----------
                                                4,923
                                          -----------
MEASURING DEVICES -- 0.6%
Honeywell                         4,400           301
Johnson Controls                  9,000           430
KLA-Tencor*                       3,000           116
Millipore                         3,400           115
Parker Hannifin                   4,275           196
Perkin Elmer                      2,000           142
Tektronix                         5,250           208
Thermo Electron*                  5,100           227
                                          -----------
                                                1,735
                                          -----------
MEDICAL INFORMATION SYSTEMS-- 0.1%
HBO                               7,500           360
                                          -----------
MEDICAL PRODUCTS & SERVICES-- 2.7%
Bausch & Lomb                     2,000            79
Biomet*                           7,400           190
Boston Scientific*                5,800           266
Cardinal Health                   4,000           301
Columbia/HCA Healthcare          22,850           677
Guidant                           5,000           311
Healthsouth*                     11,000           305
Humana*                           8,500           176
Johnson & Johnson                48,000         3,162
Mallinckrodt                      4,500           171
Medtronic                        16,000           837
St. Jude Medical*                 7,000           214
Tenet Healthcare*                12,900           427
U.S. Surgical                     6,000           176
                                          -----------
                                                7,292
                                          -----------
METALS & MINING -- 0.6%
Alcan Aluminum                    7,700           213
Aluminum Company of America       5,200           366
Asarco                            3,300            74
Cyprus AMAX Minerals              7,400           114
Freeport-McMoran Copper
   and Gold, Class B              6,000            95
Inco                              7,600           129
Newmont Mining                   10,770           316
Phelps Dodge                      1,600           100
Reynolds Metals                   3,500           210
                                          -----------
                                                1,617
                                          -----------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES-- 0.4%
Cendant*                         28,502   $       980
National Service Industries       3,000           149
                                          -----------
                                                1,129
                                          -----------
MISCELLANEOUS CHEMICAL PRODUCTS-- 0.1%
Raychem                           3,800           164
                                          -----------
MISCELLANEOUS CONSUMER SERVICES-- 0.2%
H&R Block                         7,000           314
Service International             5,800           214
                                          -----------
                                                  528
                                          -----------
MISCELLANEOUS MANUFACTURING-- 0.2%
Hasbro                            3,600           113
Mattel                            8,250           307
                                          -----------
                                                  420
                                          -----------
PAPER & PAPER PRODUCTS -- 1.7%
Avery Dennison                    4,600           206
Champion International            2,200           100
Fort James                        6,700           256
International Paper              12,035           519
Kimberly Clark                   23,704         1,169
Mead                              6,600           185
Minnesota Mining
   & Manufacturing               14,600         1,198
Stone Container*                  3,800            40
Temple Inland                     1,000            52
Union Camp                        4,750           255
Westvaco                          3,150            99
Weyerhaeuser                      6,006           295
Willamette Industries             3,800           122
                                          -----------
                                                4,496
                                          -----------
PETROLEUM REFINING -- 8.0%
Amerada Hess                      2,100           115
Amoco                            17,400         1,481
Ashland                           4,300           231
Atlantic Richfield               12,000           962
Burlington Resources              6,400           287
Chevron                          23,300         1,794
Exxon                            90,600         5,544
Helmerich and Payne               3,300           224
Mobil                            28,800         2,079
Occidental Petroleum              9,900           290
Oryx Energy*                      8,400           214
Phillips Petroleum                7,200           350
Rowan Companies*                 10,000           305
Royal Dutch Petro                75,500         4,091
Schlumberger                     17,800         1,433
Sun                               8,200           345
Texaco                           18,600         1,011
Union Pacific Resources Group     8,629           209
Unocal                            8,900           345
USX Marathon Group                9,500           321
Western Atlas*                    3,000           222
                                          -----------
                                               21,853
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.6%
Eastman Kodak                    11,300   $       687
Polaroid                          3,000           146
Xerox                            10,800           797
                                          -----------
                                                1,630
                                          -----------
PRECIOUS METALS -- 0.1%
Barrick Gold                     12,000           224
Echo Bay Mines*                   9,100            22
Placer Dome Group                 5,400            69
                                          -----------
                                                  315
                                          -----------
PRINTING & PUBLISHING -- 1.3%
Deluxe                            2,500            86
Donnelly R.R. & Sons              9,200           343
Gannett                           9,600           593
Knight-Ridder                     3,000           156
McGraw-Hill                       2,200           163
Meredith                          6,000           214
New York Times, Class A           3,200           212
Time Warner, Class A             19,800         1,228
Times Mirror, Class A             5,900           363
Tribune                           3,000           187
                                          -----------
                                                3,545
                                          -----------
PROFESSIONAL SERVICES -- 0.2%
Cognizant                        11,000           490
Dun & Bradstreet                  4,700           145
                                          -----------
                                                  635
                                          -----------
RAILROADS -- 0.7%
Burlington Northern Santa Fe      5,464           508
CSX                               8,200           443
Norfolk Southern                 13,800           425
Union Pacific                     8,300           518
                                          -----------
                                                1,894
                                          -----------
RESTAURANTS -- 0.6%
Darden Restaurants               11,800           148
McDonald's                       24,900         1,189
Tricon Global Restaurants*        4,000           116
Wendy's International             5,900           142
                                          -----------
                                                1,595
                                          -----------
RETAIL -- 4.8%
Albertson's                       8,400           398
American Stores                   6,400           132
Autozone*                        10,000           290
Charming Shoppes*                20,000            94
Costco Companies*                10,900           486
CVS                               6,400           410
Dayton-Hudson                     7,800           527
Dillards, Class A                 9,700           342
Federated Department Stores*      5,700           245
Gap                              14,700           521
Giant Food, Class A               3,900           131
Harcourt General                  5,300           290
Home Depot                       25,599         1,507
J.C. Penney                       8,600           519
K Mart*                          16,950           196

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Kroger*                           6,200   $       229
Limited                           9,500           242
Lowes                             5,500           262
May Department Stores             6,900           364
Mercantile Stores                   500            30
Nordstrom                         6,000           362
Rite Aid                          3,700           217
Sears Roebuck                    13,500           611
TJX Companies                     9,000           309
Toys R Us*                        9,800           308
Wal Mart Stores                  82,600         3,258
Walgreen                         15,200           477
Winn Dixie Stores                 5,000           218
Woolworth*                        7,500           153
                                          -----------
                                               13,128
                                          -----------
RUBBER & PLASTIC -- 0.3%
Goodyear Tire & Rubber            5,380           342
Reebok International              7,300           210
Rubbermaid                        8,500           213
Tupperware                        5,700           159
                                          -----------
                                                  924
                                          -----------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.3%
Advanced Micro Devices*           7,500           135
AMP                               6,200           260
Applied Materials*               13,200           398
Intel                            60,200         4,229
LSI Logic*                       10,000           198
National Semiconductor*           5,600           145
Texas Instruments                13,200           594
Thomas & Betts                    5,000           236
                                          -----------
                                                6,195
                                          -----------
SPECIALTY MACHINERY -- 0.1%
Cooper Industries                 6,000           294
                                          -----------
STEEL & STEEL WORKS -- 0.2%
Allegheny Teledyne                8,300           215
Nucor                             6,000           290
USX U.S. Steel Group              1,900            59
                                          -----------
                                                  564
                                          -----------
TELEPHONES & TELECOMMUNICATION-- 7.0%
AT&T                             58,736         3,598
Airtouch Communications*         19,100           794
Alltel                            6,000           246
Ameritech                        21,800         1,755
Bell Atlantic                    28,612         2,604
Bellsouth                        36,100         2,033
GTE                              33,600         1,756
MCI Communications               24,458         1,047
SBC Telecommunications           33,586         2,460
Sprint                           14,000           821
US West                          17,600           794
Worldcom*                        36,500         1,104
                                          -----------
                                               19,012
                                          -----------
TRUCKING -- 0.1%
Ryder System                      5,000           164
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


EQUITY INDEX FUND (CONCLUDED)


--------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------
WHOLESALE -- 0.3%
Ikon Office Solutions            10,000   $       281
Sysco                            10,000           456
                                          -----------
                                                  737
                                          -----------
TOTAL COMMON STOCKS
(Cost $155,836)                               272,255
                                          -----------

REPURCHASE AGREEMENT -- 0.3%
Aubrey Lanston
   6.50%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $856,309
   (collateralized by various U.S.
   Treasury Notes, ranging
   in par value $415,000-$440,000,
   5.625%-8.25%, 07/15/98-
   12/31/99; total market
   value $876,803)                 $856           856
                                          -----------
TOTAL REPURCHASE AGREEMENT
(Cost $856)                                       856
                                          -----------
TOTAL INVESTMENTS -- 100.2%
(Cost $156,692)                               273,111
                                          -----------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.2%)                                  (425)
                                          -----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 500 million authorized)
   based on 6,628,613 outstanding shares      146,711
Portfolio Shares -- Class A ($0.001 par
   value -- 500 million authorized)
   based on 229,839 outstanding shares          8,338
Portfolio Shares -- Class B ($0.001 par
   value -- 500 million authorized)
   based on 18,981 outstanding shares             745
Accumulated Net Realized Gain
   on Investments                                 469
Net Unrealized Appreciation
   on Investments                             116,419
Undistributed Net Investment Income                 4
                                          -----------
TOTAL NET ASSETS-- 100.0%                    $272,686
                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $39.65
                                          ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $39.66
                                          ===========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $39.12
                                          ===========
* NON INCOME PRODUCING SECURITY
ADR --AMERICAN DEPOSITORY RECEIPT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


CORE EQUITY FUND

[PIE CHART OMITTED]
MISCELLANEOUS                9%
UTILITIES                    9%
REAL ESTATE INVESTMENT TRUST 3%
OIL-ENERGY                   7%
FINANCIAL                   13%
CHEMICALS & DRUGS            8%
CONSUMER PRODUCTS           12%
DURABLE GOODS               39%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 99.5%
AIRCRAFT -- 2.1%
Boeing                          165,500   $     8,099
Textron                          60,000         3,750
                                          -----------
                                               11,849
                                          -----------
AEROSPACE & DEFENSE -- 0.0%
Raytheon Company, Class A*        1,434            71
                                          -----------
AUTOMOTIVE -- 2.4%
Allied Signal                   120,000         4,672
Ford Motor                      155,000         7,547
General Motors                   22,500         1,364
                                          -----------
                                               13,583
                                          -----------
BANKS -- 2.1%
BankAmerica                      42,000         3,066
NationsBank                     153,200         9,316
                                          -----------
                                               12,382
                                          -----------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 0.6%
Emmis Broadcasting*              77,500         3,536
                                          -----------
BUILDING & CONSTRUCTION -- 1.1%
Clayton Homes                   250,000         4,500
Foster Wheeler                   62,500         1,691
                                          -----------
                                                6,191
                                          -----------
CHEMICALS -- 2.8%
Hercules                         20,000         1,001
IMC Global                      115,000         3,766
Monsanto                         99,000         4,158
Praxair                         155,000         6,975
                                          -----------
                                               15,900
CLEANING PRODUCTS -- 0.1%
USA Detergents*                  56,500           459
                                          -----------

[SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.2%
Lucent Technologies              89,000   $     7,109
                                          -----------
COMPUTERS, SOFTWARE & SERVICES -- 8.4%
3COM*                           147,500         5,153
America Online*                  35,000         3,122
Cabletron Systems*               86,000         1,290
Computer Associates
   International                 97,500         5,155
International Business
   Machines                     142,500        14,900
Microsoft*                       93,000        12,020
Storage Technology*             111,400         6,900
                                          -----------
                                               48,540
                                          -----------
CONTAINERS & PACKAGING -- 1.1%
Crown Cork & Seal               125,000         6,266
                                          -----------
DRUGS -- 3.3%
Biogen*                         165,000         6,002
Eli Lilly & Co.                 109,400         7,617
Mylan Laboratories              265,000         5,548
                                          -----------
                                               19,167
                                          -----------
ELECTRICAL SERVICES -- 2.1%
FPL Group                        52,500         3,107
Pinnacle West Capital           125,000         5,297
Unicom                          120,000         3,690
                                          -----------
                                               12,094
                                          -----------
ENVIRONMENTAL SERVICES -- 1.5%
Browning Ferris Industries      240,000         8,880
                                          -----------
FOOD, BEVERAGE & TOBACCO -- 9.2%
Canandaigua Wine, Class A*      195,005        10,798
Chiquita Brands International   700,000        11,419
Nabisco Holdings, Class A       375,400        18,183
Philip Morris                    75,500         3,421
RJR Nabisco Holdings            249,300         9,349
                                          -----------
                                               53,170
                                          -----------
GAS/NATURAL GAS -- 0.4%
Sonat                            47,700         2,182
                                          -----------
HEALTHCARE SERVICES -- 2.2%
Medpartners*                    579,700        12,971
                                          -----------
HOTELS & LODGING -- 1.7%
Felcor Suite Hotels             145,000         5,147
Hilton Hotels                   150,000         4,463
                                          -----------
                                                9,610
                                          -----------
INSURANCE -- 11.9%
Aetna                            85,000         5,998
Conseco                         270,000        12,268
Everest Reinsurance Holdings    284,000        11,715
General Re                       34,000         7,208
Hartford Financial
   Services Group               127,300        11,911
Hartford Life, Class A          108,000         4,894

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Travelers                       170,000   $     9,159
Travelers Property Casualty     119,500         5,258
                                          -----------
                                               68,411
                                          -----------
MACHINERY -- 2.1%
Case                             45,000         2,720
Cummins Engine                   51,800         3,059
Harnischfeger Industries         95,000         3,355
Thermo Electron*                 65,000         2,893
                                          -----------
                                               12,027
                                          -----------
MEDICAL PRODUCTS & SERVICES-- 3.2%
Alza*                           175,000         5,567
Boston Scientific*              140,200         6,432
Human Genome Sciences*           43,600         1,733
United States Surgical          156,400         4,584
                                          -----------
                                               18,316
                                          -----------
METALS & MINING -- 1.1%
Freeport-McMoran Copper and
   Gold, Class B                130,000         2,048
Potash of Saskatchewan           54,000         4,482
                                          -----------
                                                6,530
                                          -----------
MISCELLANEOUS BUSINESS SERVICES -- 3.5%
Cendant                         589,006        20,247
                                          -----------
MISCELLANEOUS MANUFACTURING -- 3.3%
Metromedia International
   Group*                       275,000         2,613
General Electric                207,500        15,225
ITT Industries                   47,500         1,490
                                          -----------
                                               19,328
                                          -----------
PETROLEUM & FUEL PRODUCTS -- 3.2%
Apache                           80,000         2,805
Reading & Bates*                 70,000         2,931
Repsol ADR                       18,800           800
Tidewater                        75,000         4,134
Triton Energy*                   70,000         2,043
USX Marathon Group              165,000         5,569
                                          -----------
                                               18,282
                                          -----------
PETROLEUM REFINING -- 6.0%
Ashland                          60,000         3,221
British Petroleum ADR           138,176        11,011
Mobil                           245,000        17,686
Texaco                           55,000         2,991
                                          -----------
                                               34,909
                                          -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.0%
Xerox                             1,600           118
                                          -----------
PRINTING & PUBLISHING -- 0.7%
Central Newspaper                21,500         1,590
News ADR                        110,000         2,186
                                          -----------
                                                3,776
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


CORE EQUITY FUND (CONCLUDED)


--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
RAILROADS -- 0.6%
CSX                              37,000   $     1,998
Union Pacific                    25,000         1,561
                                          -----------
                                                3,559
                                          -----------
REAL ESTATE -- 2.5%
Equity Residential
   Properties Trust             105,000         5,309
Glenborough Realty Trust        202,400         5,996
Prentiss Properties Trust       110,000         3,073
                                          -----------
                                               14,378
                                          -----------
RESTAURANTS -- 1.0%
Darden Restaurants              399,700         4,996
Lone Star Steakhouse
   & Saloon*                     45,000           788
                                          -----------
                                                5,784
                                          -----------
RETAIL -- 4.7%
CML Group                       275,000           911
Corporate Express*               95,000         1,223
Dillards, Class A                37,500         1,322
General Nutrition*              287,100         9,761
Lowes                           110,000         5,246
Pep Boys - Manny,
   Moe & Jack                   185,000         4,417
Saks Holdings*                  175,000         3,620
Staples*                         15,100           419
                                          -----------
                                               26,919
                                          -----------
RUBBER & PLASTIC -- 0.8%
Goodyear Tire & Rubber           70,000         4,454
                                          -----------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.9%
Intel                           150,000        10,538
National Semiconductor*         127,500         3,307
VLSI Technology*                135,000         3,189
                                          -----------
                                               17,034
                                          -----------
TELEPHONES & TELECOMMUNICATION -- 8.7%
Airtouch Communications*        460,000        19,119
McLeodUSA, Class A*             127,500         4,080
Qualcomm*                       101,800         5,141
Worldcom*                       726,000        21,962
                                          -----------
                                               50,302
                                          -----------
WATER TREATMENT -- 1.0%
U.S. Filter*                    190,000         5,688
                                          -----------
TOTAL COMMON STOCKS
(Cost $441,850)                               574,022
                                          -----------
TOTAL INVESTMENTS -- 99.5%
(Cost $441,851)                               574,022
                                          -----------
OTHER ASSETS AND LIABILITIES,
   NET-- 0.5%                                   2,747
                                          -----------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 50 million authorized) based on
   27,068,563 outstanding shares            $ 415,785
Portfolio Shares -- Class A ($0.001 par
   value -- 50 million authorized) based on
   924,049 outstanding shares                  13,559
Portfolio Shares -- Class B ($0.001 par
   value -- 50 million authorized) based on
   7,283 outstanding shares                       149
Accumulated Net Realized Gain
   on Investments                              15,119
Net Unrealized Appreciation
   on Investments                             132,172
Distributions in Excess of Net
   Investment Income                              (15)
                                          -----------
TOTAL NET ASSETS-- 100.0%                    $576,769
                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $20.60
                                          ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $20.61
                                          ===========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $18.31
                                          ===========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

GROWTH EQUITY FUND

[PIE CHART OMITTED]

Miscellaneous        5%
Utilities            2%
Retail              12%
Oil-Energy           3%
Financial           19%
Cash Equivalents     3%
Chemicals & Drugs   14%
Consumer Products    6%
Durable Goods       36%

   % OF TOTAL INVESTMENTS


--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 98.9%
BANKS -- 8.3%
BankAmerica                      24,000   $     1,752
Barnett Banks of Florida         50,000         3,594
Citicorp                         13,643         1,725
Crestar Financial                73,000         4,161
Norwest                          70,000         2,704
                                          -----------
                                               13,936
                                          -----------
BEAUTY PRODUCTS -- 2.2%
Colgate Palmolive                24,400         1,793
Gillette                         18,600         1,868
                                          -----------
                                                3,661
                                          -----------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 1.2%
CBS                              70,400         2,072
                                          -----------
COMMUNICATIONS EQUIPMENT -- 2.2%
Cisco Systems*                   65,850         3,671
                                          -----------
COMPUTERS, SOFTWARE & SERVICES-- 12.2%
America Online*                  45,800         4,085
BMC Software*                    68,000         4,463
Compaq Computer*                 54,100         3,053
Computer Associates
   International                 65,889         3,484
Microsoft*                       11,932         1,542
Peoplesoft*                     100,000         3,900
                                          -----------
                                               20,527
                                          -----------
DRUGS -- 7.3%
Johnson & Johnson                49,000         3,228
Merck                            16,000         1,700
Schering Plough                  56,000         3,479
SmithKline Beecham ADR           77,100         3,966
                                          -----------
                                               12,373
                                          -----------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
ELECTRICAL EQUIPMENT -- 5.4%
General Electric                 47,178   $     3,462
Honeywell                        47,500         3,254
Illinois Tool Works              40,000         2,405
                                          -----------
                                                9,121
                                          -----------
FINANCIAL SERVICES -- 4.6%
FHLMC                            85,000         3,565
FNMA                             74,656         4,260
                                          -----------
                                                7,825
                                          -----------
FOOD, BEVERAGE & TOBACCO -- 4.9%
ConAgra                          89,000         2,920
CPC International*               16,300         1,760
Hershey Foods                    56,900         3,524
                                          -----------
                                                8,204
                                          -----------
HEALTHCARE SERVICES -- 2.8%
Health Management
   Associates*                  186,037         4,697
                                          -----------
HOUSEHOLD PRODUCTS -- 1.6%
Sunbeam Oster                    62,100         2,616
                                          -----------
INSURANCE -- 4.3%
Allstate                         47,400         4,307
American International Group     27,600         3,002
                                          -----------
                                                7,309
                                          -----------
MEDICAL INFORMATION SYSTEMS -- 2.2%
HBO                              77,000         3,696
                                          -----------
MEDICAL PRODUCTS & SERVICES-- 4.3%
Cardinal Health                  51,600         3,876
Guidant                          27,000         1,681
Medtronic                        33,000         1,726
                                          -----------
                                                7,283
                                          -----------
MISCELLANEOUS CHEMICAL PRODUCTS-- 0.1%
Solutia*                          6,820           182
                                          -----------
MISCELLANEOUS CONSUMER SERVICES -- 0.9%
Corestaff*                       54,000         1,431
                                          -----------
PETROLEUM REFINING -- 3.5%
Halliburton                      65,000         3,376
Schlumberger                     30,200         2,431
                                          -----------
                                                5,807
                                          -----------
PRINTING & PUBLISHING -- 2.1%
Gannett                          58,500         3,616
                                          -----------
RETAIL -- 14.4%
Costco*                          82,000         3,659
Dayton-Hudson                    76,500         5,164
Gap                             135,000         4,784
Home Depot                       61,000         3,591
Nordstrom                        55,000         3,321
Walgreen                        122,000         3,828
                                          -----------
                                               24,347
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


GROWTH EQUITY FUND (CONCLUDED)


--------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------
TECHNOLOGY, SERVICES -- 4.3%
Automatic Data Processing        60,400   $     3,707
Paychex                          69,000         3,493
                                          -----------
                                                7,200
                                          -----------
TELEPHONES & TELECOMMUNICATION-- 10.1%
Brooks Fiber Properties*         60,459         3,325
ICG Communications*              68,100         1,856
McLeod USA, Class A*             82,000         2,624
Qualcomm*                        53,000         2,677
Qwest Communications Int'l*       6,565           391
Teleport Communications
   Group*                        58,200         3,194
Worldcom*                       100,300         3,034
                                          -----------
                                               17,101
                                          -----------
TOTAL COMMON STOCKS
(Cost $111,339)                               166,675
                                          -----------

REPURCHASE AGREEMENTS -- 2.7%
Aubrey Lanston
   6.50%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $1,516,547
   (collateralized by U.S. Treasury
   Note, par value $1,550,000,
   5.625%, 12/31/99; market
   value $1,550,930)             $1,516         1,516
Hong Kong Shanghai Bank
   6.40%, dated 12/31/97, matures
   01/02/98, repurchase price
   $1,516,539 (collateralized by
   U.S. Treasury Note, par value
   $1,470,000, 6.625%, 07/31/01;
   market value $1,554,819)       1,516         1,516
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $1,516,522
   (collateralized by U.S. Treasury
   Note, par value $1,555,000,
   5.50%, 12/31/00; market
   value $1,549,247)              1,516         1,516
                                          -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,548)                                   4,548
                                          -----------
TOTAL INVESTMENTS -- 101.6%
(Cost $115,887)                               171,223
                                          -----------
OTHER ASSETS AND LIABILITIES,
   NET-- (1.6%)                                (2,725)
                                          -----------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 9,962,047 outstanding shares           $103,338
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 350,144 outstanding shares                4,018
Portfolio Shares -- Class B ($0.001 par
   value -- 100 million authorized) based
   on 6,248 outstanding shares                    109
Accumulated Net Realized Gain
   on Investments                               5,833
Net Unrealized Appreciation
   on Investments                              55,336
Distributions in Excess of Net
   Investment Income                             (136)
                                          -----------
TOTAL NET ASSETS-- 100.0%                    $168,498
                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $16.33
                                          ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $16.27
                                          ===========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $16.19
                                          ===========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

SPECIAL EQUITY FUND


[PIE CHART OMITTED]

Miscellaneous                11%
Utilities                     3%
Retail                        1%
Real Estate Investment Trust  6%
Financial                     4%
Cash Equivalents              3%
Chemicals & Drugs             8%
Consumer Products             7%
Durable Goods                57%

   % OF TOTAL INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 96.7%
AIR TRANSPORTATION -- 0.9%
Midway Airlines                  46,500     $     703
                                            ---------
AIRCRAFT -- 0.4%
Boeing                            6,750           330
                                            ---------
APPAREL/TEXTILES -- 0.6%
Haggar                           20,000           315
Mothers Work*                    17,500           138
                                            ---------
                                                  453
                                            ---------
AUTOMOTIVE -- 1.9%
Earl Scheib*                      4,900            39
Ford Motor                       20,000           974
Noble International*             46,500           416
Walbro                            3,000            40
                                            ---------
                                                1,469
                                            ---------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 0.1%
@entertainment, Inc*              4,400            49
                                            ---------
BUILDING & CONSTRUCTION -- 3.9%
Comfort Systems USA Inc*         14,500           286
Foster Wheeler                   20,000           541
Jacobs Engineering Group*        29,500           749
Royal Group Technologies Ltd*    27,500           638
Shaw Group*                      35,000           805
                                            ---------
                                                3,019
                                            ---------
CHEMICALS -- 0.2%
Kinark*                          57,500           172
                                            ---------
COMMUNICATIONS EQUIPMENT -- 3.2%
Ciena*                           10,700           654
ITT Industries                    5,000           157
Scientific-Atlanta               31,000           519
VDI Media*                      120,000         1,155
                                            ---------
                                                2,485
                                            ---------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMPUTERS, SOFTWARE & SERVICES-- 4.6%
America Online*                   8,000    $      713
Box Hill Systems*                27,900           291
Cabletron Systems*               20,000           300
Computer Associates
   International                  6,000           317
Gametek*                         10,000            --
International Business
   Machines                       4,500           471
Mecon*                           62,000           442
Mylex*                           75,000           675
Storage Technology*               4,900           303
                                            ---------
                                                3,512
                                            ---------
CONTAINERS & PACKAGING -- 0.2%
Cronos Group*                    25,900           129
Silgan Holdings*                  1,000            32
                                            ---------
                                                  161
                                            ---------
DRUGS -- 9.9%
Anesta*                          45,200           740
Aphton*                          52,500           532
Cellegy Pharmaceuticals Inc*     46,500           389
ChiRex*                          42,000           740
Collagenex Pharmaceuticals*      46,300           579
Flamel Technologies (ADR)*       97,700           177
Guilford Pharmaceuticals*        40,500           815
Hybridon*                         4,500            13
Ilex Oncology*                   31,500           232
Isis Pharmaceutical*             27,300           336
Megabios Corp*                   41,850           596
Pharmaceutical Resources*       105,000           157
Roberts Pharmaceuticals*         12,500           120
Scios Nova*                     218,200         2,182
                                            ---------
                                                7,608
                                            ---------
ELECTRICAL EQUIPMENT -- 4.3%
Kuhlman                          32,500         1,272
Magnetek*                        65,000         1,268
UCAR International*              18,500           739
                                            ---------
                                                3,279
                                            ---------
ELECTRONICS -- 0.5%
Lam Research*                    12,700           371
Smartflex Systems*                2,300            22
                                            ---------
                                                  393
                                            ---------
ENTERTAINMENT -- 1.5%
Meridian Sports*                 17,300            13
Mikohn Gaming*                  110,000           784
Sports Club*                     38,000           352
                                            ---------
                                                1,149
                                            ---------
ENVIRONMENTAL SERVICES -- 1.1%
Harding Lawson
   Associates Group*             40,300           413
Philip Services*                 32,500           467
                                            ---------
                                                  880
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


SPECIAL EQUITY FUND (CONTINUED)

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
FINANCIAL SERVICES -- 4.1%
Aames Financial                  46,500    $      602
Affiliated Managers Group*       11,160           324
Consolidation Cap Corp*          55,800         1,133
Delta Financial*                 34,700           464
Imperial Credit*                 41,800           611
                                            ---------
                                                3,134
                                            ---------
FOOD, BEVERAGE & TOBACCO -- 0.9%
Cuisine Solutions*               21,000            21
Philip Morris                       300            14
RJR Nabisco Holdings             16,700           626
                                            ---------
                                                  661
                                            ---------
HOTELS & LODGING -- 1.1%
American Skiing Corp*             4,650            69
John Q. Hammons Hotels*           9,600            86
Prime Hospitality*               31,500           642
U.S. Franchise Systems,
   Class A*                       4,500            45
                                            ---------
                                                  842
                                            ---------
HOUSEHOLD FURNISHINGS -- 1.4%
O'Sullivan                       45,000           478
Winsloew Furniture*              44,180           641
                                            ---------
                                                1,119
                                            ---------
INSURANCE -- 4.1%
Arm Financial                     4,500           119
Conseco                          14,000           636
Everest Reinsurance Holdings     21,300           879
Travelers                        13,750           741
Travelers Property Casualty      18,100           796
                                            ---------
                                                3,171
                                            ---------
MACHINERY -- 2.1%
Case                             11,000           665
Cummins Engine                   10,000           591
First Aviation*                  45,000           335
                                            ---------
                                                1,591
                                            ---------
MEASURING DEVICES -- 1.4%
Rofin-Sinar Technologies*        36,000           437
Teradyne*                        21,300           682
                                            ---------
                                                1,119
                                            ---------
MEDICAL PRODUCTS & SERVICES-- 10.4%
Acme United*                    129,200           775
American Retirement              23,000           460
Centennial Heathcare             33,900           771
Computer Motion*                 80,000           840
Emeritus*                        27,000           344
Harborside Healthcare*           18,000           356
Innovasive Devices*               9,000            82
Genome Therapeutics*             45,000           284
Medpartners*                     45,000         1,007
Metra Biosystems*                 6,800            25
Molecular Dynamics*               1,400            23

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
Pace Health Management
   Systems*                      43,500    $       16
Possis Medical*                  22,600           249
Progenics Pharmaceuticals*       69,750           977
Quest Medical*                    9,000            63
Resound*                         47,400           261
Spectranetics*                   27,000            84
U.S. Surgical                    15,400           451
Urologix*                        26,500           480
Vision Twenty-One*               46,500           430
                                            ---------
                                                7,978
                                            ---------
METALS & MINING -- 1.0%
Freeport-McMoran Copper
   and Gold, Class B             25,000           394
Potash of Saskatchewan            4,300           357
                                            ---------
                                                  751
                                            ---------
MISCELLANEOUS BUSINESS SERVICES -- 2.5%
Cendant                          48,062         1,652
Mac-Gray*                        18,600           291
                                            ---------
                                                1,943
                                            ---------
MISCELLANEOUS MANUFACTURING-- 1.3%
RMI Titanium*                    35,000           700
Toymax International*            37,200           321
                                            ---------
                                                1,021
                                            ---------
PETROLEUM & FUEL PRODUCTS -- 2.3%
Bayard Drilling Technologies*     9,300           151
Callon Petroleum (A)*             9,000           147
IRI International*               19,100           267
Meridian Resource*               68,256           653
Tidewater                        10,000           551
                                            ---------
                                                1,769
                                            ---------
PRINTING & PUBLISHING -- 0.2%
CMP Media Inc., Class A*          9,100           157
                                            ---------
PROFESSIONAL SERVICES -- 0.1%
Bright Horizons Inc*              4,650            87
                                            ---------
RAILROADS -- 0.6%
Union Pacific                     7,000           437
                                            ---------
REAL ESTATE -- 5.5%
AMB Property*                    53,600         1,347
Agree Realty                      9,400           204
Liberty Property Trust           25,800           737
Pacific Gulf Properties          31,400           746
Prentiss Properties Trust*       34,000           950
Trammell Crow*                    9,300           239
                                            ---------
                                                4,223
                                            ---------
RESTAURANTS/FOOD SERVICES -- 1.6%
Darden Restaurants               47,900           599
Uno Restaurant*                  90,000           619
                                            ---------
                                                1,218
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
RETAIL -- 6.0%
Bon-Ton Stores*                  46,300     $     695
Corporate Express*               27,500           354
Chicos*                           4,500            30
CML Group                        92,200           305
Cross-Continent Auto
   Retailers*                    65,000           544
Drug Emporium*                   92,100           363
Friendly Ice Cream                9,300           108
General Nutrition*               33,000         1,122
Hot Topic*                        4,400           100
Microage*                        22,500           339
Paper Warehouse *                18,600           142
Paul Harris Stores*              41,500           418
Sportmart*                       14,400            33
Sportmart, Class A*              14,400            34
Strouds*                         19,000            33
                                            ---------
                                                4,620
                                            ---------
SEMI-CONDUCTORS/INSTRUMENTS-- 2.1%
Ess Technology*                   4,600            35
Intel                             8,000           562
VLSI Technology*                 45,000         1,063
                                            ---------
                                                1,660
                                            ---------
SPECIALTY CONSTRUCTION -- 1.1%
Oakwood Homes                    25,000           830
                                            ---------
STEEL & STEEL WORKS -- 0.5%
Ispat International PLC Nv,
   Class A*                      18,690           404
                                            ---------
TELEPHONES & TELECOMMUNICATION-- 12.1%
Airtouch Communications*         18,500           769
Amnex*                          171,500           172
Clearnet, Class A*               40,000           455
Hybrid Networks*                 44,600           496
Intermedia Communications
   of Florida*                   14,900           905
Lucent Technologies              16,500         1,318
McLeod, Class A*                 15,000           480
Metrocall*                       25,000           123
Metromedia Fiber Network*        46,500           773
Metronet Communication*          46,500           808
Nextlink Communications*         32,500           693
Qualcomm*                        12,000           606
Viatel*                         200,000         1,000
Worldcom*                        25,000           756
                                            ---------
                                                9,354
                                            ---------
WATER TREATMENT -- 1.0%
U.S. Filter*                     25,000           748
                                            ---------
TOTAL COMMON STOCKS
(Cost $69,775)                                 74,499
                                            ---------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
REPURCHASE AGREEMENT -- 3.5%
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $2,653,914
   (collateralized by U.S. Treasury
   Note, par value $2,725,000,
   5.50%, 12/31/00; market
   value $2,714,918)             $2,653     $   2,653
                                            ---------
TOTAL REPURCHASE AGREEMENT
(Cost $2,653)                                   2,653
                                            ---------
TOTAL INVESTMENTS -- 100.2%
(Cost $72,428)                                 77,152
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.2%)                                  (147)
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1 billion authorized) based
   on 6,951,309 outstanding shares             67,555
Portfolio Shares -- Class A ($0.001 par
   value -- 1 billion authorized) based
   on 269,517 outstanding shares                2,885
Portfolio Shares -- Class B ($0.001 par
   value -- 1 billion authorized) based
   on 11,613 outstanding shares                   139
Accumulated Net Realized Gain
   on Investments                               1,961
Net Unrealized Appreciation
   on Investments                               4,724
Distributions in Excess of Net
   Investment Income                             (259)
                                            ---------
TOTAL NET ASSETS-- 100.0%                     $77,005
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.65
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.60
                                            =========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $10.48
                                            =========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
PLC --PUBLIC LIMITED COMPANY
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


INTERNATIONAL GROWTH FUND


[PIE CHART OMITTED]

Miscelleaneous 18%
United Kingdom 25%
Switzerland     7%
Spain           3%
Australia       3%
France          7%
Germany        11%
Italy           3%
Japan          14%
Mexico          4%
Netherlands     5%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
FOREIGN STOCKS -- 91.2%
ARGENTINA -- 0.5%
Banco Frances ADR                 6,025   $       165
Irsa GDR                          2,400            90
Perez Companc, Series B          83,643           597
                                          -----------
                                                  852
                                          -----------
AUSTRALIA -- 2.2%
Australian Gas Light             80,000           558
John Fairfax Holdings           230,000           480
Lend Lease                       25,000           489
Mayne Nickless                  107,000           565
QBE Insurance                   187,500           844
Telstra Installment Receipts*   139,000           293
Woodside Petroleum               39,300           277
                                          -----------
                                                3,506
                                          -----------
AUSTRIA -- 0.7%
VA Technologie                    7,800         1,185
                                          -----------
BELGIUM -- 1.0%
Generale Banque                   3,500         1,524
                                          -----------
BRAZIL -- 1.4%
Centrais Electricas GDR             750            81
Companhia Paranese               10,000           137
Companhia Brasileira de
   Distribuicao Grupo de
   Acucar ADR                     6,000           116
Electrobras ADR                  38,500           957
Telebras ADR                      7,820           911
                                          -----------
                                                2,202
                                          -----------
CHILE -- 0.6%
Compania de Telecom de
   Chile ADR                     32,000           956
Santa Isabel ADR                  2,100            37
                                          -----------
                                                  993
                                          -----------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
DENMARK -- 1.6%
Novo-Nordisk, Class B            16,200    $    2,317
Sydbank                           3,124           178
                                          -----------
                                                2,495
                                          -----------
FINLAND -- 0.1%
Nokia AB, Series A                3,080           219
                                          -----------
FRANCE -- 6.9%
Air Liquide                       8,750         1,370
AXA                              31,195         2,414
Cie Financiere de Paribas,
   Class A                        5,350           465
Cie Generale des Eaux            21,948         3,064
Cie Generale des Eaux
   Warrants*                      2,000             1
Dassault Systems                  8,000           244
France Telecom*                   6,000           218
Rhone Poulenc                    51,500         2,308
Schneider                         4,000           217
Societe Nationale Elf Aquitaine   3,590           418
Valeo                             4,970           337
                                          -----------
                                               11,056
                                          -----------
GERMANY -- 9.7%
Allianz                           7,600         1,961
Bayer                             7,500           278
BMW                               2,550         1,907
Deutsche Bank                    34,100         2,385
Fried Krupp                         665           122
Hoechst                               2            --
Mannesmann                        5,000         2,510
Preussag                          5,000         1,537
SGL Carbon                       10,100         1,292
Veba                             45,449         3,095
Volkswagen                          900           503
                                          -----------
                                               15,590
                                          -----------
GREECE -- 0.5%
Alpha Credit Bank                15,000           875
                                          -----------
HONG KONG -- 2.0%
China Light & Power              82,000           455
Citic Pacific                    84,500           336
First Pacific                   186,000            90
Giordano                        650,000           224
HSBC Holdings                    20,681           510
Hutchison Whampoa                78,000           489
National Mutual Asia            600,000           596
New World Development           149,000           515
                                          -----------
                                                3,215
                                          -----------
HUNGARY -- 1.0%
Richter Gedeon                    2,500           284
Matav ADR*                       45,000         1,170
Pannoplast                        3,200           168
                                          -----------
                                                1,622
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
INDIA -- 1.8%
Himilayan Fund*                  75,918   $       812
ICICI GDR                        60,000           746
Indian Opportunities Fund*       41,981           354
Mahanagar Telephone
   Nigam GDR*                    33,000           512
Videsh Sanchar Nigam GDR*        35,000           491
                                          -----------
                                                2,915
                                          -----------
INDONESIA -- 0.4%
Bank Bali "F"                   600,000            81
Indosat "F"                     275,000           519
                                          -----------
                                                  600
                                          -----------
ISRAEL -- 1.3%
Near East Opportunity Fund*      59,000           928
Tadarin Limited                   8,032           287
Teva Pharmaceuticals ADR         20,000           946
                                          -----------
                                                2,161
                                          -----------
ITALY -- 2.5%
Autogrill*                       65,010           348
Bulgari                          46,000           234
ENI                             255,967         1,452
INA                             850,000         1,724
Telecom Italia                   46,595           298
                                          -----------
                                                4,056
                                          -----------
JAPAN -- 11.7%
77th Bank                        33,000           235
Canon                            62,000         1,444
Eiden Sakakiya                   25,000            93
Hitachi                         149,000         1,062
Honda Motor                      36,000         1,321
Hoya                              8,000           251
Ito Yokado                       27,000         1,376
Kao                              21,000           302
Kyocera                           4,000           181
Mabuchi Motor                    10,000           508
Marui Company                    36,000           560
Mitsubishi Heavy Industries     171,000           713
Mitsui Fudosan                   54,000           521
Nippon Express                   73,000           364
Riso Kagaku Corporation           5,100           292
Rohm Company                     13,000         1,325
Secom                            16,000         1,022
Shimachu                         17,000           267
Shin-Etsu Chemical               42,000           801
Sony Corporation                 22,000         1,955
Sumitomo Electric                53,000           723
Suzuki Motor                     24,000           217
Taisho Pharmaceutical            25,000           638
Toppan Printing                  73,000           951
Toyota Motor                     28,000           802
Yamanouchi Pharmaceutical        41,000           880
                                          -----------
                                               18,804
                                          -----------

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
MALAYSIA -- 0.3%
AMMB Holdings                    58,000   $        38
AMMB Holdings Warrants*          10,000             1
Malaysian Oxygen                200,000           448
                                          -----------
                                                  487
                                          -----------
MEXICO -- 3.3%
ALFA, Series A                   61,945           419
Cifra, Series C                 520,000         1,160
Cifra, Series V                 550,000         1,350
Grupo Elektra                    60,000           106
Grupo Financiero Banamex
   Accival, Series B*           280,000           836
Grupo Modelo, Series C           17,000           143
Grupo Radio Centro ADR            6,600            94
Industrias CH, Series B*         30,000           178
Panamerican Beverage, Series A    6,000           196
Telefonos de Mexico ADR,
   Series L                      14,500           813
                                          -----------
                                                5,295
                                          -----------
NETHERLANDS -- 4.6%
Baan Company*                     8,680           284
Elsevier                        128,000         2,071
Fortis Amev                       6,500           283
Gucci Group, NY
   Registered Shares             26,520         1,111
ING Groep                        35,005         1,475
Phillips Electronics             26,200         1,571
Royal Dutch Petroleum             5,190           285
Vendex International              4,000           221
Wolters Kluwer                      800           103
                                          -----------
                                                7,404
                                          -----------
NORWAY -- 0.2%
Tomra Systems                    13,500           302
                                          -----------
PERU -- 0.1%
Credicorp                         4,230            76
                                          -----------
PHILIPPINES -- 0.4%
Ayala Land, Series B          1,000,000           400
Belle*                        5,200,000           203
Belle Warrants*                 800,000             1
                                          -----------
                                                  604
                                          -----------
POLAND -- 0.1%
Bank Handlowy GDR*               14,000           186
                                          -----------
SINGAPORE -- 0.3%
Development Bank of
   Singapore "F"                 57,000           488
                                          -----------
SOUTH AFRICA -- 0.2%
NBS Boland Group                121,500           301
                                          -----------
SOUTH KOREA -- 0.0%
Samsung Electronics               2,463            14
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


INTERNATIONAL GROWTH FUND (CONCLUDED)


--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
SPAIN -- 2.7%
Argentaria                        3,200   $       195
Banco de Santander               59,400         1,985
Corp Financiera Reunida*         37,000           198
Telefonica de Espana             68,000         1,942
                                          -----------
                                                4,320
                                          -----------
SWEDEN -- 2.2%
Ericsson Telephone ADR            8,360           312
Incentive AB, Series A           19,000         1,712
Nordbanken Holding AB*          216,000         1,222
SSAB, Series A                   20,000           328
                                          -----------
                                                3,574
                                          -----------
SWITZERLAND -- 6.2%
Credit Suisse Group              18,000         2,785
Disetronic Holding                  130           285
Novartis                          2,217         3,597
Roche Holding                       306         3,039
Swiss Bank                          850           264
                                          -----------
                                                9,970
                                          -----------
TAIWAN -- 0.5%
Standard Foods Taiwan GDR*       75,000           863
                                          -----------
THAILAND -- 0.2%
Ruam Pattana Fund II*         1,281,000           131
Siam Commercial Bank            100,000           115
Siam Commercial
   Bank Rights*                  33,333             6
                                          -----------
                                                  252
                                          -----------
UNITED KINGDOM -- 23.5%
3i Group                         35,130           291
Brit-Borneo Petroleum
   Syndicate                     52,248           363
British Aerospace                14,475           412
British Sky Broadcasting         24,100           180
Cable & Wireless                206,000         1,810
General Electric                158,000         1,024
GKN                              74,500         1,526
Glaxo Wellcome                   81,000         1,915
Granada Group                   102,750         1,569
JJB Sports                       34,200           366
Ladbroke                        401,430         1,740
Lasmo                           265,318         1,202
Lloyds TSB Group                212,900         2,751
Logica                           24,342           463
Manchester United               115,400           299
Marks & Spencer                 164,000         1,613
McKechnie                        76,500           578
National Power                   33,420           329
National Westminster Bank       100,000         1,658
Next                             24,500           278
NFC                             333,000           828
Prudential                       28,100           339
Railtrack Group                  28,090           446
Reckitt & Coleman               122,500         1,921

--------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------
Rentokil Group                   79,000  $        349
Royal Bank of Scotland          149,000         1,891
Safeway                         158,144           891
Scottish Power                  212,000         1,873
Shell Transportation
   & Trading                    350,050         2,529
Smithkline Beecham               54,660           560
Smiths Industries                97,782         1,362
Standard Chartered Bank          22,340           238
Tesco                            55,750           453
Unilever                        228,800         1,957
Wassall                         119,625           658
Wolseley                         98,000           777
Zeneca Group                     10,820           380
                                          -----------
                                               37,819
                                          -----------
VENEZUELA -- 0.5%
Cia Anonima Telecom ADR          21,000           874
                                          -----------
TOTAL FOREIGN STOCKS
(Cost $128,227)                               146,699
                                          -----------

FOREIGN PREFERRED STOCKS -- 1.3%
AUSTRALIA -- 0.4%
Newscorp                        130,000           643
                                          -----------
BRAZIL -- 0.6%
Eletrobras ADR                    6,000           156
Petroleo Brasileira ADR          35,000           796
                                          -----------
                                                  952
                                          -----------
GERMANY -- 0.3%
Fresenius                           888           162
Wella                               450           330
                                          -----------
                                                  492
                                          -----------
TOTAL FOREIGN PREFERRED STOCKS
(Cost $1,902)                                   2,087
                                          -----------

FOREIGN CONVERTIBLE BONDS -- 1.5%
JAPAN -- 1.5%
Mitsubishi Bank
   3.000%,  11/30/02           $    900           928
Namco
   4.700%,  09/30/98             35,000           332
Nitto Denko
   2.200%,  03/31/99             74,000           695
Sakura Finance
   0.750%,  10/01/01             72,000           400
                                          -----------
                                                2,355
                                          -----------
MALAYSIA -- 0.0%
AMMB Holdings ICULS
   7.500%,  05/08/02                100             7
                                          -----------
TOTAL FOREIGN CONVERTIBLE BONDS
(Cost $2,655)                                   2,362
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
FOREIGN BOND -- 0.0%
MALAYSIA -- 0.0%
AMMB Holdings
   5.000%,  05/13/02            $   100   $        12
                                          -----------
TOTAL FOREIGN BOND
(Cost $40)                                         12
                                          -----------

DEMAND DEPOSIT -- 3.7%
Morgan Stanley
   4.750%,  01/01/98              5,939         5,939
                                          -----------
TOTAL DEMAND DEPOSIT
(Cost $5,939)                                   5,939
                                          -----------
TOTAL INVESTMENTS -- 97.7%
(Cost $138,763)                               157,099
                                          -----------
OTHER ASSETS AND LIABILITIES,
   NET-- 2.3%                                   3,647
                                          -----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 25 million authorized) based
   on 11,925,445 outstanding shares           142,047
Portfolio Shares -- Class A ($0.001 par
   value -- 25 million authorized) based
   on 175,016 outstanding shares                2,264
Portfolio Shares -- Class B ($0.001 par
   value -- 25 million authorized) based
   on 1,054 outstanding shares                     15
Accumulated net realized loss
   on investments                                (199)
Net unrealized depreciation on
   forward foreign currency contracts,
   foreign currency and translation
   of other assets and liabilities
   in foreign currency                            (15)
Net unrealized appreciation
   on investments                              18,336
Accumulated net investment loss                (1,702)
                                          -----------
TOTAL NET ASSETS-- 100.0%                    $160,746
                                          ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE-- CLASS Y        $13.28
                                          ===========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $13.28
                                          ===========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $13.28
                                          ===========
* NON-INCOME PRODUCING SECURITY
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. ADR -- AMERICAN DEPOSITORY RECEIPT
"F" -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPT
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


BALANCED FUND

[PIE CHART OMITTED]
U.S. TREASURY OBLIGATIONS          18%
U.S. GOVERNMENT BACKED OBLIGATIONS  4%
U.S. AGENCY BACKED OBLIGATIONS      1%
CORPORATE OBLIGATIONS               7%
CASH EQUIVALENTS                    6%
COMMON STOCK                       64%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
COMMON STOCKS -- 64.9%
BANKS -- 3.0%
BankAmerica                      15,700   $     1,146
Citicorp                          6,000           759
Crestar Financial                34,000         1,938
                                          -----------
                                                3,843
                                          -----------
BEAUTY PRODUCTS -- 1.9%
Colgate Palmolive                10,000           735
Gillette                          9,200           924
Kimberly Clark                        8            --
Procter & Gamble                 10,000           798
                                          -----------
                                                2,457
                                          -----------
BROADCASTING, CABLE TV, NEWSPAPERS
    & ADVERTISING -- 2.3%
CBS                              47,000         1,384
Comcast, Class A                 50,000         1,578
TCI Satellite Entertainment*      4,300            30
                                          -----------
                                                2,992
                                          -----------
COMMUNICATIONS EQUIPMENT -- 1.3%
Cisco Systems*                   29,400         1,639
                                          -----------
COMPUTERS & SERVICES -- 4.5%
America Online*                  18,000         1,605
Compaq Computer                  26,100         1,473
Microsoft*                        6,000           775
Peoplesoft*                      47,000         1,833
                                          -----------
                                                5,686
                                          -----------
DRUGS -- 4.1%
Glaxo ADR                        29,400         1,408
Merck                             7,600           807
Schering Plough                  30,000         1,864
SmithKline Beecham ADR           23,600         1,214
                                          -----------
                                                5,293
                                          -----------
ELECTRICAL EQUIPMENT -- 3.1%
Emerson Electric                 17,300           976
General Electric                 20,200         1,482
Honeywell                        22,000         1,507
                                          -----------
                                                3,965
                                          -----------

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)


BALANCED FUND (CONTINUED)


--------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
--------------------------------------------------------
ENTERTAINMENT -- 0.7%
Walt Disney                       8,500   $       842
                                          -----------
FINANCIAL SERVICES -- 2.7%
FHLMC                            44,000         1,845
FNMA                             28,000         1,598
                                          -----------
                                                3,443
                                          -----------
FOOD, BEVERAGE & TOBACCO -- 4.4%
CPC International                 8,000           864
ConAgra                          45,000         1,477
Hershey Foods                    29,000         1,796
Philip Morris                    13,500           612
Sara Lee                         15,000           845
                                          -----------
                                                5,594
                                          -----------
HEALTHCARE SERVICES -- 1.5%
Health Management Associates*    78,448         1,981
                                          -----------
HOUSEHOLD PRODUCTS -- 0.6%
Sunbeam Oster                    19,000           800
                                          -----------
INSURANCE -- 3.1%
Allstate                         17,000         1,545
American International Group     12,000         1,305
General Re                        5,000         1,060
                                          -----------
                                                3,910
                                          -----------
MACHINERY -- 0.8%
Deere                            17,500         1,020
                                          -----------
MEDICAL INFORMATION SYSTEMS -- 1.5%
HBO                              39,000         1,872
                                          -----------
MEDICAL PRODUCTS & SERVICES-- 3.3%
Cardinal Health                  22,850         1,717
Guidant                          13,000           809
Johnson & Johnson                13,200           870
Medtronic                        16,000           837
                                          -----------
                                                4,233
                                          -----------
PETROLEUM REFINING -- 5.3%
Amoco                            12,400         1,056
Atlantic Richfield               12,000           961
Chevron                          17,100         1,317
Exxon                            19,500         1,193
Mobil                            16,200         1,169
Texaco                           20,000         1,087
                                          -----------
                                                6,783
                                          -----------
PETROLEUM SERVICES -- 1.9%
Halliburton                      22,000         1,143
Schlumberger                     15,400         1,240
                                          -----------
                                                2,383
                                          -----------
PRINTING & PUBLISHING -- 1.3%
Gannett                          26,000         1,607
                                          -----------

---------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
---------------------------------------------------------
RETAIL -- 7.1%
Costco*                          40,000    $    1,785
Dayton-Hudson                    38,000         2,565
Gap                              45,000         1,595
Home Depot                       26,400         1,554
Nordstrom                        25,000         1,509
                                          -----------
                                                9,008
                                          -----------
SOFTWARE -- 2.2%
BMC Software*                    29,000         1,903
Computer Associates
   International                 18,000           952
                                          -----------
                                                2,855
                                          -----------
TECHNOLOGY, SERVICES -- 3.4%
Automatic Data Processing        29,000         1,780
Corestaff*                       28,000           742
Paychex                          34,692         1,756
                                          -----------
                                                4,278
                                          -----------
TELEPHONES & TELECOMMUNICATION-- 4.9%
ICG Communications*              29,300           798
McLeodUSA, Class A*              34,000         1,088
Qualcomm*                        27,000         1,364
Qwest Communications Int'l*       3,623           216
Teleport Communications
   Group*                        28,000         1,537
Worldcom*                        39,900         1,207
                                          -----------
                                                6,210
                                          -----------
TESTING LABORATORIES -- 0.0%
Genzyme Corporation-
   Tissue Repair*                   900             6
                                          -----------
TOTAL COMMON STOCKS
(Cost $60,675)                                 82,700
                                          -----------

U.S. TREASURY OBLIGATIONS -- 16.0%
U.S. Treasury Bonds
   6.000%,  08/15/99             $1,500         1,507
   7.250%,  05/15/16                500           569
   8.750%,  05/15/17                665           871
U.S. Treasury Notes
   8.125%,  02/15/98              1,670         1,675
   6.125%,  05/15/98              1,000         1,002
   9.250%,  08/15/98              1,620         1,655
   8.875%,  11/15/98              1,105         1,135
   8.875%,  02/15/99                110           114
   6.000%,  06/30/99              2,000         2,010
   6.000%,  10/15/99                500           503
   5.875%,  11/15/99              2,000         2,007
   7.750%,  11/30/99                700           726
   6.375%,  01/15/00                500           507
   7.500%,  11/15/01              3,235         3,429
   6.625%,  03/31/02              1,000         1,032
   7.500%,  02/15/05                600           659
   6.500%,  08/15/05                500           522
   6.875%,  05/15/06                500           535
                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,239)                                 20,458
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.4%
FHLMC
   6.440%,  01/28/00            $   500   $       506
   8.025%,  09/15/06              1,000         1,010
   8.055%,  09/30/11              1,000         1,009
FNMA
   5.940%,  12/12/05                500           497
                                           ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,998)                                   3,022
                                           ----------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 4.8%
FHLMC
   6.000%,  05/01/08                640           630
   5.500%,  11/01/08                546           527
 FNMA
   6.500%,  08/01/10                219           220
   6.500%,  09/01/10                283           284
   6.500%,  11/01/24                445           440
GNMA
   7.500%,  10/15/11              2,273         2,342
   9.000%,  10/15/19                146           156
   7.500%,  03/15/26              1,471         1,507
                                           ----------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
(Cost $6,023)                                   6,106
                                           ----------

CORPORATE OBLIGATIONS -- 6.6%
BANKS -- 1.3%
First Bank System
   6.875%,  09/15/07                500           511
Midland Bank
   6.950%,  03/15/11                200           205
NationsBank
   6.500%,  03/15/06                200           201
Provident Bank
   6.125%,  12/15/00                 25            25
Royal Bank of Scotland
   6.375%,  02/01/11                205           200
U.S. Bancorp
   6.750%,  10/15/05                500           508
                                           ----------
                                                1,650
                                           ----------
FINANCIAL SERVICES -- 2.9%
Chrysler Financial
   6.950%,  03/25/02                500           512
CSR Finance
   7.700%,  07/21/25                200           221
Donaldson Lufkin & Jenrette
   6.875%,  11/01/05                185           189
Ford Motor Credit
   6.375%,  04/15/00                500           504
   6.250%,  11/08/00                500           501
   7.500%,  01/15/03              1,000         1,053
MBNA
   7.250%,  09/15/02                185           190

--------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
--------------------------------------------------------
Merrill Lynch
   7.000%,  04/27/08           $    250  $        261
Noranda
   8.125%,  06/15/04                195           211
Santander
   7.250%,  11/01/15                100           104
                                           ----------
                                                3,746
                                           ----------
INDUSTRIAL -- 2.0%
Arco Chemical
  10.250%,  11/01/10                210           280
Coca Cola
   6.000%,  07/15/03              1,000           991
Dayton Hudson
   8.500%,  12/01/22                500           542
ITT
   7.375%,  11/15/15                360           356
Laidlaw
   8.750%,  04/15/25                 75            90
MacMillan Bloedel
   7.700%,  02/15/26                215           222
                                           ----------
                                                2,481
                                           ----------
UTILITIES -- 0.4%
Bellsouth
   7.000%,  02/01/05                500           523
                                           ----------
TOTAL CORPORATE OBLIGATIONS
(Cost $8,164)                                   8,400
                                           ----------


REPURCHASE AGREEMENTS -- 6.2%
Aubrey Lanston
   6.50%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $3,957,429
   (collateralized by various
   U.S. Treasury Notes, ranging
   in par value $1,920,000-
   $2,025,000, 5.625%-8.200,
   07/15/98-12/31/99; market
   value $4,035,120)              3,956         3,956
Hong Kong Shainghai Bank
   6.40%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $1,977,703
   (collateralized by U.S. Treasury
   Note, par value $1,915,000,
   6.625%, 07/31/01;
   market value $2,016,540)       1,977         1,977
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $ 1,977,681
   (collateralized by U.S. Treasury
   Note, par value $2,030,000,
   5.50%, 12/31/00; market
   value $2,022,480)              1,977         1,977
                                           ----------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,910)                                   7,910
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                           [SQUARE BULLET] COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------

BALANCED FUND (CONCLUDED)

---------------------------------------------------------
DESCRIPTION                                 VALUE (000)
---------------------------------------------------------
TOTAL INVESTMENTS -- 100.9%
(Cost $106,009)                              $128,596
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.9%)                                (1,189)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 8,920,348 outstanding shares             96,944
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 406,668 outstanding shares                4,763
Portfolio Shares -- Class B ($0.001 par
   value -- 100 million authorized) based
   on 42,424 outstanding shares                   598
Accumulated Net Realized Gain
   on Investments                               2,510
Net Unrealized Appreciation
   on Investments                              22,587
Undistributed Net Investment Income                 5
                                           ----------
TOTAL NET ASSETS-- 100.0%                    $127,407
                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $13.60
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $13.60
                                           ==========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE-- CLASS B                   $13.51
                                           ==========
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

SHORT TERM INCOME FUND

[PIE CHART OMITTED]
U.S. TREASURY OBLIGATIONS     37%
U.S. AGENCY BACKED OBLIGATIONS 3%
CASH EQUIVALENTS               7%
CORPORATE OBLIGATIONS         53%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
CORPORATE BONDS -- 31.7%
BANKING -- 7.7%
American Express
   Centurion Bank (A)
   6.019%,  01/21/98             $1,000     $   1,001
   5.999%,  01/23/98              1,000         1,000
Citicorp (A)
   6.075%,  02/23/98                500           502
NationsBank
   5.375%,  04/15/00                395           389
                                            ---------
                                                2,892
                                            ---------
FINANCIAL SERVICES -- 20.8%
Associates Corporation
   of North America
   6.250%,  03/15/99                525           527
Bear Stearns
   6.250%,  12/01/00                200           200
Chrysler Financial
   6.375%,  01/28/00                510           513
Credit Suisse (A)
   5.920%,  01/13/98              1,000         1,000
Fleet Mortgage Group
   6.500%,  09/15/99                500           503
General Motors Acceptance (A)
   5.906%,  03/09/98                700           699
Lehman Brothers Holdings
   6.375%,  06/01/98                500           501
Mellon Financial
   7.625%,  11/15/99                255           263
Morgan Stanley Group (A)
   5.915%,  02/26/98              1,250         1,250
Morgan Stanley Group
   5.625%,  03/01/99              1,000           996
Salomon
   6.500%,  03/01/00                750           755
Sears Roebuck Acceptance
   6.380%,  02/16/99                650           653
                                            ---------
                                                7,860
                                            ---------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
INDUSTRIAL -- 1.9%
Time Warner
   7.450%,  02/01/98             $  735     $     736
                                            ---------
TELEPHONES & TELECOMMUNICATION -- 1.3%
TCI Communications
   6.375%,  09/15/99                500           500
                                            ---------
TOTAL CORPORATE BONDS
(Cost $11,964)                                 11,988
                                            ---------

U.S. TREASURY OBLIGATIONS -- 33.9%
U.S. Treasury Notes
   6.125%,  03/31/98                500           501
   5.875%,  04/30/98              2,000         2,003
   6.125%,  05/15/98              1,000         1,002
   6.000%,  05/31/98              1,000         1,002
   6.125%,  08/31/98              1,000         1,003
   6.000%,  09/30/98              2,250         2,257
   5.875%,  10/31/98              1,000         1,002
   5.750%,  12/31/98              1,000         1,002
   6.375%,  01/15/99              1,000         1,008
   5.875%,  01/31/99              1,000         1,002
   6.000%,  08/15/00              1,000         1,007
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,760)                                 12,789
                                            ---------

U.S. AGENCY MORTGAGE-BACKED BONDS -- 2.7%
FNMA
   5.894%,  10/20/98                500           500
   5.870%,  10/25/99                500           500
                                            ---------
TOTAL U.S. AGENCY MORTGAGE-
   BACKED BONDS
(Cost $999)                                     1,000
                                            ---------

TIME DEPOSIT -- 1.8%
Den Danske Bank
   6.500%,  01/02/98                694           694
                                            ---------
TOTAL TIME DEPOSIT
(Cost $694)                                       694
                                            ---------

INSURANCE FUNDING AGREEMENT -- 5.3%
Allstate (A)
   5.696%,  01/01/98              2,000         2,000
                                            ---------
TOTAL INSURANCE FUNDING AGREEMENT
(Cost $2,000)                                   2,000
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

SHORT TERM INCOME FUND (CONCLUDED)


--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
ASSET-BACKED SECURITIES -- 20.5%
Aames Mortgage Trust,
   Series 1996-B, Class A1B
   7.275%,  05/15/20               $215     $     217
Banc One Auto Grantor Trust,
   Series 1997-B,  Class A
   6.290%,  07/20/04                750           755
Cit Rv Owner Trust,
   Series 1995-B, Class A
   6.500%,  04/15/11                216           218
Contimortgage Home Equity Loan
   Trust, Series 1996-4, Class A5
   6.600%,  10/15/11                210           211
Contimortgage Home Equity Loan
   Trust, Series 1997-4, Class A3
   6.260%,  07/15/12                500           500
EQCC Home Equity Loan Trust,
   Series 1996-2, Class A2
   6.700%,  09/15/08                250           252
EQCC Home Equity Loan Trust,
   Series 1996-4, Class A3
   6.260%,  11/15/06                175           176
EQCC Home Equity Loan Trust,
   Series 1997-1, Class A3
   6.840%,  09/15/11                750           762
Firstplus Home Loan Equity Trust,
   Series 1997-3, Class A3
   6.570%,  10/10/10                500           503
Heller Equipment Asset Receivables
   Trust, Series 1997-1, Class A2
   6.390%,  05/25/05                750           754
Independent National Mortgage,
   Series 1996-A, Class A1
   6.710%,  09/25/26                315           318
Money Store Home Equity Loan
   Trust, Series 1993-B, Class A1
   5.400%,  08/15/05                250           250
Navistar Financial Owner Trust,
   Series 1996-B, Class A3
   6.330%,  04/21/03                310           312
Navistar Financial Owner Trust,
   Series 1997-A, Class A2
   6.350%,  01/15/00                447           448
Student Loan Marketing Association,
   Series 1997-1, Class A1 (A)
   5.889%,  01/25/98                671           671

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Union Acceptance,
   Series 1996-A, Class A
   5.400%,  04/07/03               $451     $     447
Union Acceptance,
   Series 1996-D, Class A2
   6.170%,  10/09/02                250           251
Union Acceptance,
   Series 1997-A, Class A
   6.130%,  07/10/01                281           282
Vanderbilt Mortgage Finance,
   Series 1997-B, Class 1A2
   6.775%,  01/07/03                430           435
                                            ---------
TOTAL MORTGAGE RELATED
(Cost $7,735)                                   7,762
                                            ---------
TOTAL INVESTMENTS -- 95.9%
(Cost $36,152)                                 36,233
                                            ---------
OTHER ASSETS AND LIABILITIES -- 4.1%
Receivable - Investment Securities Sold         1,010
Other Assets and Liabilities                      532
                                            ---------
TOTAL OTHER ASSETS AND LIABILITIES, NET         1,542
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1 billion authorized) based
   on 3,725,166 outstanding shares             37,207
Portfolio Shares -- Class A ($0.001 par
   value -- 1 billion authorized) based
   on 57,118 outstanding shares                   568
Accumulated Net Realized Loss
   on Investments                                 (81)
Net Unrealized Appreciation
   on Investments                                  81
                                            ---------
TOTAL NET ASSETS-- 100.0%                     $37,775
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.99
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                    $9.98
                                            =========
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

SHORT-INTERMEDIATE BOND FUND

[PIE CHART OMITTED]
U.S. TREASURY OBLIGATIONS          48%
U.S. GOVERNMENT BACKED OBLIGATIONS  2%
U.S. AGENCY BACKED OBLIGATIONS      1%
CASH EQUIVALENTS                    3%
CORPORATE OBLIGATIONS              46%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 47.6%
U.S. Treasury Notes
   5.125%,  03/02/98            $ 1,500    $    1,499
   6.000%,  05/31/98             12,145        12,169
   7.125%,  10/15/98             17,290        17,490
   8.875%,  02/15/99              1,755         1,816
   6.500%,  04/30/99             15,035        15,198
   5.875%,  07/31/99              1,993         1,999
   6.000%,  10/15/99              2,200         2,213
   5.625%,  10/31/99              4,750         4,745
   7.750%,  12/31/99              2,450         2,545
   7.750%,  01/31/00                  8             8
   7.125%,  02/29/00              5,715         5,880
   6.750%,  04/30/00              1,630         1,667
   8.000%,  05/15/01              5,280         5,639
   6.625%,  07/31/01              5,310         5,458
   6.125%,  08/15/07              3,852         3,958
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $81,925)                                 82,284
                                            ---------

U.S. AGENCY MORTGAGE-BACKED BONDS -- 3.5%
FHLMC
   6.500%,  07/01/04              1,711         1,717
   6.750%,  03/15/07              1,755         1,786
FNMA
   6.500%,  08/01/10              1,379         1,380
   6.500%,  10/01/10              1,096         1,098
                                            ---------
TOTAL U.S. AGENCY MORTGAGE-BACKED BONDS
(Cost $5,918)                                   5,981
                                            ---------

CORPORATE OBLIGATIONS -- 22.4%
BANKING -- 2.7%
Bank One
   7.600%,  05/01/07                 85            91
Banca Commerciale Italiana
   8.250%,  07/15/07                819           905

---------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
---------------------------------------------------------
Bank of Oklahoma
   7.125%,  08/15/07             $1,815    $    1,872
Bch Cayman Islands Limited
   7.700%,  07/15/06              1,630         1,728
                                            ---------
                                                4,596
                                            ---------
FINANCIAL SERVICES -- 11.0%
Associates Corporation
   of North America
   6.375%,  08/15/98              1,500         1,504
   6.750%,  07/15/01              1,990         2,025
Bear Stearns
   6.650%,  12/01/04              1,805         1,825
Dean Witter Discover
   6.300%,  01/15/06              1,610         1,596
Lehman Brothers
   6.710%,  10/12/99                 75            76
   7.250%,  04/15/03              2,720         2,812
Macsaver Financial
   7.600%,  08/01/07              1,289         1,308
Paine Webber Group
   6.500%,  11/01/05              1,745         1,719
Salomon
   7.200%,  02/01/04              2,810         2,919
 Security Pacific
  11.500%,  11/15/00              2,050         2,329
Societe Generale
   7.400%,  06/01/06                942           991
                                            ---------
                                               19,104
                                            ---------
INDUSTRIALS -- 6.8%
Barrick Gold
   7.500%,  05/01/07              1,780         1,880
CSR America
   6.875%,  07/21/05              1,670         1,716
Loews
   6.750%,  12/15/06              1,775         1,806
RJR Nabisco
   8.750%,  04/15/04              1,710         1,832
Tele-Communications
   7.250%,  08/01/05                985         1,012
Time Warner
   7.750%,  06/15/05              1,770         1,876
USX
   9.625%,  08/15/03              1,490         1,708
                                            ---------
                                               11,830
                                            ---------
UTILITIES -- 1.9%
Penn Power and Light
   7.750%,  05/01/02              1,280         1,347
Tosco
   7.625%,  05/15/06              1,790         1,913
                                            ---------
                                                3,260
                                            ---------
TOTAL CORPORATE OBLIGATIONS
(Cost $37,592)                                 38,790
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

SHORT-INTERMEDIATE BOND FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
ASSET-BACKED SECURITIES -- 23.0%
Banc One Auto Grantor Trust,
   Series 1997-B, Class A
   6.290%,  07/20/04             $1,952    $    1,964
Case Equipment Loan Trust,
   Series 1997-5, Class A4
   6.410%,  09/15/04              1,857         1,864
Citicorp Mortgage Securities,
   Series 1997-1, Class A2
   7.250%,  02/25/27              1,775         1,784
Contimortgage Home Equity
   Loan Trust, Series 1997-2,
   Class A9
   7.090%,  04/15/28              3,185         3,254
Contimortgage Home Equity
   Loan Trust, Series 1997-4,
   Class A3
   6.260%,  07/15/12              1,720         1,720
Countrywide Mortgage Broker
   Services, Series 1997, Class A1
   7.000%,  03/25/27              1,661         1,670
EQCC, Series 1996-4, Class A5
   6.710%,  07/15/11              1,945         1,977
Firstplus Home Loan Trust,
   Series 1997-3, Class A5
   6.860%,  10/10/13              2,535         2,573
General Electric Capital
   Mortgage Services,
   Series 1997-3, Class A4
   7.500%,  04/25/27              1,800         1,820
Heller Equipment Asset
   Receivables Trust,
   Series 1997-1, Class A2
   6.390%,  05/25/05              1,780         1,790
IMC Home Equity Loan Trust,
   Series 1997-2, Class A3
   6.940%,  11/20/11              1,391         1,408
Metlife Captial Equipment Loan
   Trust, Series 1997-A, Class A
   6.850%,  05/20/08              1,675         1,712
Money Store Home Equity Loan
   Trust, Series 1996-D, Class A9
   7.000%,  04/15/28              2,447         2,515
Money Store Home Equity Loan
   Trust, Series 1997-D, Class A7
   6.485%,  12/15/28              1,500         1,500
Premier Auto Trust,
   Series 1997-3, Class A5
   6.340%,  01/06/02              2,265         2,271
Residential Asset Securization
   Trust, Series 1997, Class A10
   7.250%,  05/25/27              1,770         1,787
Sears Credit Account Master
   Trust, Series 1995-3, Class A
   7.000%,  10/15/04              3,000         3,062

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Standard Credit Card Master
   Trust, Series 1995-6, Class A
   6.750%,  06/07/00             $2,000    $    2,007
Union Acceptance,
   Series 1996-A, Class A
   5.400%,  04/07/03              1,275         1,264
Vanderbilt Mortgage Finance,
   Series 1997-C, Class 1A2
   6.480%,  09/07/07              1,790         1,796
                                            ---------
TOTAL ASSET-BACKED SECURITIES
(Cost $39,391)                                 39,738
                                            ---------

REPURCHASE AGREEMENT -- 2.5%
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $4,349,498
   (collateralized by U.S. Treasury
   Note, par value $4,465,000,
   5.50%, 12/31/00; market
   value $4,448,480)              4,348         4,348
                                            ---------
TOTAL REPURCHASE AGREEMENT
(Cost $4,348)                                   4,348
                                            ---------
TOTAL INVESTMENTS -- 99.0%
(Cost $169,174)                               171,141
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.0%                                   1,680
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 17,076,303 outstanding shares           169,915
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 284,400 outstanding shares                3,423
Accumulated Net Realized Loss
   on Investments                              (2,490)
Net Unrealized Appreciation
   on Investments                               1,967
Undistributed Net Investment Income                 6
                                            ---------
TOTAL NET ASSETS-- 100.0%                    $172,821
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.95
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                    $9.95
                                            =========
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

GOVERNMENT INCOME FUND

[PIE CHART OMITTED]
U.S. TREASURY OBLIGATIONS          32%
U.S. GOVERNMENT BACKED OBLIGATIONS 66%
CASH EQUIVALENTS                    2%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 55.8%
GNMA
   8.000%,  09/15/09            $   552    $      574
   8.000%,  02/15/22                298           309
   8.000%,  09/15/22                 50            52
   8.000%,  10/15/22                226           235
   8.000%,  11/15/22                418           434
   7.000%,  04/15/23                334           337
   7.500%,  08/15/23              1,019         1,045
   6.500%,  11/15/23                423           419
   7.000%,  01/15/24                799           806
   8.000%,  05/15/25                834           866
   6.500%,  12/15/25                985           975
   7.500%,  02/15/26                433           444
   6.500%,  04/15/26                469           464
   8.000%,  05/15/26                955           991
   8.000%,  06/15/26                669           694
   8.000%,  08/15/26              1,978         2,051
   8.000%,  09/15/26              1,982         2,056
                                            ---------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
(Cost $12,461)                                 12,752
                                            ---------

U.S. AGENCY MORTGAGE-BACKED BONDS -- 10.2%
FHLMC
   6.000%,  05/01/08                304           300
FNMA
   7.000%,  10/01/22                644           649
   7.000%,  11/01/26                386           389
   7.500%,  05/01/27                965           988
                                            ---------
TOTAL U.S. AGENCY MORTGAGE-BACKED BONDS
(Cost $2,293)                                   2,326
                                            ---------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 32.0%
U.S. Treasury Bonds
   6.375%,  08/15/27             $2,300     $   2,427
   6.125%,  11/15/27                600           617
U.S. Treasury Notes
   6.375%,  05/15/99                970           979
   8.000%,  05/15/01              1,200         1,281
   6.625%,  07/31/01                600           617
   6.250%,  01/31/02                300           305
   6.625%,  04/30/02                300           310
   6.125%,  08/15/07                750           771
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,076)                                   7,307
                                            ---------

REPURCHASE AGREEMENT -- 1.4%
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $332,114
   (collateralized by U.S. Treasury
   Note, par value $340,000,
   5.50%, 12/31/00; market
   value $338,742)                  332           332
                                            ---------
TOTAL REPURCHASE AGREEMENT
(Cost $332)                                       332
                                            ---------
TOTAL INVESTMENTS -- 99.4%
(Cost $22,162)                                 22,717
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- 0.6%                                     142
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 2,097,233 outstanding shares             20,757
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 182,133 outstanding shares                1,844
Accumulated Net Realized Loss
   on Investments                                (297)
Net Unrealized Appreciation
   on Investments                                 555
                                            ---------
TOTAL NET ASSETS-- 100.0%                     $22,859
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.03
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.03
                                            =========
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE CORPORATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

BOND FUND

[PIE CHART OMITTED]
U.S. TREASURY OBLIGATIONS          27%
U.S. GOVERNMENT BACKED OBLIGATIONS 29%
CASH EQUIVALENTS                    3%
CORPORATE OBLIGATIONS              40%
U.S. AGENCY BACKED OBLIGATIONS      1%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 26.4%
U.S. Treasury Bonds
   6.500%,  11/15/26             $2,895    $    3,090
   6.375%,  08/15/27              5,511         5,815
   6.125%,  11/15/27              3,193         3,282
U.S. Treasury Notes
   8.875%,  02/15/99              6,470         6,694
   6.500%,  04/30/99              3,305         3,341
   5.875%,  07/31/99              1,950         1,956
   5.625%,  10/31/99              2,135         2,133
   7.750%,  01/31/00                503           523
   6.750%,  04/30/00              5,525         5,649
   8.000%,  05/15/01              3,795         4,053
   6.625%,  07/31/01              2,548         2,619
   7.500%,  11/15/01              3,835         4,064
   6.250%,  02/28/02                442           450
   6.125%,  08/15/07              2,515         2,584
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $45,367)                                 46,253
                                            ---------

U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 29.2%
FHLMC
   6.750%,  03/15/07              2,355         2,396
   7.500%,  10/01/10              2,363         2,425
   8.000%,  07/01/25              3,145         3,255
FNMA
   6.500%,  08/01/10              2,880         2,884
   6.500%,  09/01/10              3,225         3,229
   7.500%,  06/01/11              2,273         2,333
   6.500%,  03/25/19              1,690         1,681
   8.500%,  02/01/25              1,271         1,328
   7.500%,  08/01/25              2,813         2,879
   8.500%,  08/01/26              3,030         3,164
   7.000%,  11/01/26              3,862         3,890
   7.500%,  05/01/27              4,374         4,476

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
GNMA
   7.500%,  12/15/25             $5,170    $    5,298
   6.500%,  04/15/26              5,719         5,661
   7.000%,  06/15/26              1,826         1,848
   8.000%,  12/15/26              1,881         1,951
   7.500%,  06/15/27              2,455         2,516
                                            ---------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
(Cost $50,030)                                 51,214
                                            ---------

ASSET-BACKED SECURITIES -- 13.5%
BankBoston RV Trust,
   Series 1997-1, Class A8
   6.540%,  02/15/09              1,855         1,877
Carco Auto Loan,
   Series 1997-1, Class A
   6.689%,  08/15/04              1,510         1,519
Case Equipment Loan Trust,
   Series 1997-5, Class A4
   6.410%,  09/15/04              1,955         1,962
EQCC, Series 1996-4, Class A5
   6.710%,  07/15/11              2,000         2,033
First Plus Home Loan Trust,
   Series 1997-2, Class A5
   6.820%,  04/10/23              2,200         2,245
First Plus Home Loan Trust,
   Series 1997-3, Class A5
   6.860%,  10/10/13              2,755         2,796
Green Tree Financial,
   Series 1993-3, Class A7
   6.400%,  10/15/18              1,785         1,760
Heller Equipment Asset
   Receivables Trust,
   Series 1997-1, Class A2
   6.390%,  05/25/05              1,855         1,865
Metlife Captial Equipment Loan
   Trust, Series 1997-A, Class A
   6.850%,  05/20/08              1,800         1,840
Money Store Home Equity Loan
   Trust, Series 1997-1, Class A3
   6.680%,  08/15/12              2,275         2,272
Money Store Home Equity Loan
   Trust, Series 1997-D, Class A7
   6.485%,  12/15/28              1,735         1,735
Vanderbilt Mortgage Finance,
   Series 1997-B, Class 1A4
   7.190%,  02/07/14              1,404         1,454
Vanderbilt Mortgage Finance,
   Series 1997-C, Class 1A2
   6.480%,  09/07/07                400           401
                                            ---------
TOTAL ASSET-BACKED SECURITIES
(Cost $23,519)                                 23,759
                                            ---------

NON-AGENCY MORTGAGE-BACKED BONDS -- 4.6%
Citicorp Mortgage Securities,
   Series 1997-1, Class A2 CMO
   7.250%,  02/25/27              2,060         2,071

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Countrywide Mortgage Broker
   Services, Series 1997-A1,
   Class A1 CMO
   7.000%,  03/25/27             $1,844   $     1,854
General Electric Capital
   Mortgage Services,
   Series 1997-3, Class A4 CMO
   7.500%,  04/25/27              2,300         2,326
Residential Asset Securization
   Trust, Series 1997-A3,
   Class A10 CMO
   7.250%,  05/25/27              1,835         1,852
                                            ---------
TOTAL NON-AGENCY MORTGAGE-BACKED BONDS
(Cost $7,977)                                   8,103
                                            ---------

CORPORATE BONDS -- 22.0%
BANKING -- 4.9%
Banca Commerciale Italiana
   8.250%,  07/15/07                973         1,075
Banco Santiago
   7.000%,  07/18/07              2,000         1,970
BankBoston
   7.000%,  09/15/07              1,740         1,788
First Union Capital I
   7.935%,  01/15/27              1,820         1,943
Keycorp
   7.500%,  06/15/06              1,805         1,918
                                            ---------
                                                8,694
                                            ---------
FINANCIAL SERVICES -- 5.8%
Associates Corporation
   of North America
   6.750%,  07/15/01                700           712
   6.500%,  10/15/02              1,810         1,826
CNA Financial
   7.250%,  11/15/23                725           742
Fairfax Financial Holdings
   8.300%,  04/15/26              1,515         1,693
Lehman Brothers Holdings
   7.375%,  05/15/04              1,320         1,371
Loews
   6.750%,  12/15/06              1,880         1,913
Santander Finance
   6.375%,  02/15/11              1,955         1,906
                                            ---------
                                               10,163
                                            ---------
INDUSTRIAL -- 11.3%
American Stores
   8.000%,  06/01/26              2,110         2,329
Barrick Gold
   7.500%,  05/01/07              1,855         1,959
Belo A H
   6.875%,  06/01/02              1,202         1,226

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Lasmo USA
   6.750%,  12/15/07             $1,200   $     1,209
Legrand S.A.
   8.500%,  02/15/25              2,590         3,121
RJR Nabisco
   8.750%,  04/15/04              1,935         2,073
Skandinaviska Enskilda
   6.875%,  02/15/09              1,145         1,176
Tele-Communications
   7.250%,  08/01/05              1,000         1,028
Time Warner
   7.750%,  06/15/05              1,985         2,104
Tosco
   7.625%,  05/15/06              2,185         2,335
Weyerhauser
   6.950%,  08/01/17              1,244         1,267
                                            ---------
                                               19,827
                                            ---------
TOTAL CORPORATE BONDS
(Cost $36,955)                                 38,684
                                            ---------

REPURCHASE AGREEMENT -- 3.1%
Morgan Stanley
   6.20%, dated 12/31/97,
   matures 01/02/98,
   repurchase price $5,476,886
   (collateralized by U.S. Treasury
   Note, par value $5,625,000,
   5.50%, 12/31/00; market
   value $5,604,188)              5,475         5,475
                                            ---------
TOTAL REPURCHASE AGREEMENT
(Cost $5,475)                                   5,475
                                            ---------
TOTAL INVESTMENTS -- 98.8%
(Cost $169,323)                               173,488
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.2%                                   2,104
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1 billion authorized) based
   on 16,477,588 outstanding shares           169,665
Portfolio Shares -- Class A ($0.001 par
   value -- 1 billion authorized) based
   on 192,419 outstanding shares                2,020
Accumulated Net Realized Loss
   on Investments                                (258)
Net Unrealized Appreciation
   on Investments                               4,165
                                            ---------
TOTAL NET ASSETS-- 100.0%                    $175,592
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.53
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.53
                                            =========
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

GLOBAL BOND FUND

[PIE CHART OMITTED]
UNITED STATES  20%
UNITED KINGDOM  9%
SWEDEN          5%
NEW ZEALAND    10%
LUXEMBURG       6%
AUSTRALIA       4%
AUSTRIA         3%
CYPRUS          3%
DENMARK         8%
FRANCE          8%
GERMANY        17%
IRELAND         7%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
FOREIGN BONDS -- 48.8%
AUSTRALIA -- 3.5%
New South Wales Treasury
   12.000%,  12/01/01          $  1,600      $  1,264
                                            ---------
DENMARK -- 7.7%
Kingdom of Denmark
   7.000%,  11/10/24             16,850         2,737
                                            ---------
FRANCE -- 4.8%
Government of France OAT
   6.000%,  10/25/25             10,250         1,726
                                            ---------
GERMANY -- 15.5%
Bundesrepublic
   6.250%,  01/04/24              9,590         5,553
                                            ---------
NEW ZEALAND -- 4.0%
Government of New Zealand
   8.000%,  11/15/06              2,320         1,430
                                            ---------
SWEDEN -- 4.6%
Government of Sweden
   8.000%,  08/15/07             11,500         1,657
                                            ---------
UNITED KINGDOM -- 8.7%
Chubu Elecectric Power
   6.750%,  08/10/99                950         1,543
Halifax Building
   8.375%,  12/15/99                950         1,590
                                            ---------
                                                3,133
                                            ---------
TOTAL FOREIGN BONDS
(Cost $17,415)                                 17,500
                                            ---------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
COMMERCIAL PAPER -- 26.3%
Bank of Austria
   5.340%,  01/12/98      $       1,000     $     998
CEDEL Bank
   5.720%,  01/16/98              1,000           987
CREGEM North America
   5.310%,  01/20/98              1,000           997
DEPFA Bank of Europe
   5.740%,  03/05/98              1,500         1,485
EFIC
   5.490%,  02/02/98              1,000           995
Helaba Dublin
   5.610%,  01/26/98              1,000           996
MTF Securities
   5.130%,  01/07/98              1,000           999
New Zealand Dairy
   Board Financial
   5.700%,  02/26/98              1,000           991
Republic of Cyprus
   5.700%,  02/17/98              1,000           993
                                            ---------
TOTAL COMMERCIAL PAPER
(Cost $9,441)                                   9,441
                                            ---------

U.S. TREASURY OBLIGATION -- 18.9%
U.S. Treasury Note
   4.750%,  09/30/98              6,800         6,758
                                            ---------
TOTAL U.S. TREASURY OBLIGATION
(Cost $6,786)                                   6,758
                                            ---------

DEBT OPTIONS -- 0.9%
FRANCE -- 0.1%
Government of France
   OAT 6.00% Put,
   strike @ 96.93*           10,250,000             3
Government of France
   OAT 7.50% Put,
   strike @ 113.61*          23,000,000            19
                                            ---------
                                                   22
                                            ---------
GERMANY -- 0.2%
Bundesrepublic 7.375% Put,
   strike @ 111.68*           7,300,000            14
Bundesrepublic 6.25% Put,
   strike @ 105.00*           6,000,000            71
                                            ---------
                                                   85
                                            ---------
SWEDEN -- 0.1%
Government of Sweden
   8.00% Put, strike
   @ 113.75*                 11,500,000            19
                                            ---------
UNITED STATES -- 0.5%
U.S. Treasury Note 6.375%
   Call, strike @
   101.734375*                5,000,000           192
                                            ---------
TOTAL DEBT OPTIONS
(Cost $423)                                       318
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
CURRENCY OPTIONS -- 0.0%
GERMANY -- 0.0%
Deutsche Mark Call,
   strike @ 1.7037*          $7,000,000     $      12
                                            ---------
JAPAN -- 0.0%
Yen Call, strike @ 122.00*    7,000,000             3
                                            ---------
TOTAL CURRENCY OPTIONS
(Cost $294)                                        15
                                            ---------

DEMAND DEPOSIT -- 3.1%
Morgan Stanley
   4.750%,  01/01/98              1,119         1,119
                                            ---------
TOTAL DEMAND DEPOSIT
(Cost $1,119)                                   1,119
                                            ---------
TOTAL INVESTMENTS -- 98.0%
(Cost $35,478)                                 35,151
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- 2.0%                                     720
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 25 million authorized) based
   on 3,817,509 outstanding shares             37,800
Portfolio Shares -- Class A ($0.001 par
   value -- 25 million authorized) based
   on 26,337 outstanding shares                   258
Accumulated net realized loss
   on investments                              (2,014)
Net unrealized appreciation on
   forward foreign currency contracts,
   foreign currency and translation of
   other assets and liabilities in
   foreign currency                               113
Net unrealized depreciation
   on investments                                (327)
Accumulated net investment income                  41
                                            ---------
TOTAL NET ASSETS-- 100.0%                     $35,871
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.33
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                    $9.32
                                            =========
* NON-INCOME PRODUCING SECURITY
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE MUNICIPAL BOND FUND

[PIE CHART OMITTED]
REVENUE BONDS           48%
CASH EQUIVALENT          3%
GENERAL OBLIGATIONS     38%
PRE-REFUNDED SECURITIES 11%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 95.5%
COLORADO -- 1.1%
El Paso County, Colorado GO
   5.200%,  12/01/02                $20      $     21
                                            ---------
FLORIDA -- 2.8%
Jacksonville, Florida Electric
   Authority Revenue Bond,
   Series 3-A
   5.200%,  10/01/02                 50            52
                                            ---------
GEORGIA -- 3.9%
Atlanta, Georgia Water & Sewer
   Revenue Bond FGIC
   4.500%,  01/01/04                 20            20
De Kalb County, Georgia Health
   Facilities GO
   5.300%,  01/01/03                 50            53
                                            ---------
                                                   73
                                            ---------
HAWAII -- 2.8%
Hawaii State GO
   5.200%,  06/01/04                 50            52
                                            ---------
ILLINOIS -- 8.0%
Bloomingdale, Illinois GO
   5.450%,  01/01/09                 85            89
Illinois State Sales Tax Revenue
   Bond, Series S
   4.900%,  06/15/07                 60            61
                                            ---------
                                                  150
                                            ---------
MARYLAND -- 2.8%
Maryland State Health &
   Higher Education Facilities
   Authority Revenue Bond,
   Johns Hopkins Project
   5.125%,  07/01/03                 50            52
                                            ---------
MASSACHUSETTS -- 2.8%
Massachusetts Bay Transportation
   Authority Revenue Bond, Series A
   5.300%,  03/01/05                 50            53
                                            ---------

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

INTERMEDIATE MUNICIPAL BOND FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
NEW JERSEY -- 6.5%
Burlington County, New Jersey
   Community Bridge Systems
   Revenue Bond, Callable
   10/01/03 at 101 CG
   5.050%,  10/01/04              $  50      $     52
Medford Township, New Jersey
   Board of Education GO FGIC
   5.950%,  02/01/03                 65            70
                                            ---------
                                                  122
                                            ---------
PENNSYLVANIA -- 64.8%
Allegheny County, Pennsylvania,
   Series C-33, GO
   7.450%,  02/15/98                 50            50
Governor Mifflin, Pennsylvania
   School District GO AMBAC
   4.850%,  11/15/01                 50            52
Lehigh County, Pennsylvania
   GO FGIC
   5.125%,  11/15/08                110           114
Luzerne County, Pennsylvania,
   Series A, GO, Pre-Refunded
   09/15/00 at 100 FGIC
   5.850%,  09/15/02                 50            52
Pennsylvania State Higher
   Education Facilities Authority
   Hospital Revenue Bond,
   Thomas Jefferson University
   Project, Pre-Refunded
   01/01/98 at 102
   8.000%,  01/01/18                 85            87
Pennsylvania State Industrial
   Development Authority
   Revenue Bond AMBAC
   5.000%,  07/01/04                100           104
Pennsylvania State Infrastructure
   Authority Revenue Bond for
   Pennvest Loan Pool Project MBIA
   6.000%,  09/01/03                 65            71
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series 1, Pre-Refunded
   12/01/01 at 102 FGIC
   7.150%,  12/01/11                 50            56
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series F, Pre-Refunded 12/01/99
   at 102 AMBAC
   7.250%,  12/01/17                 50            54
Philadelphia, Pennsylvania Airport
   Parking Authority Revenue
   Bond AMBAC
   5.500%,  09/01/05                 80            86

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Pittsburgh, Pennsylvania School
   District, Series A, GO FGIC
   4.850%,  09/01/03               $100       $   103
Pittsburgh, Pennsylvania Water
   and Sewer Authority Revenue
   Bond, Series A FGIC
   4.800%,  09/01/06                 70            72
Reading, Pennsylvania Parking
   Authority Revenue Bond MBIA
   4.950%,  11/15/02                 50            52
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bond for Mercy Health
   Project, Series B MBIA
   5.000%,  01/01/06                 50            52
University of Pittsburgh,
   Pennsylvania Revenue Bond for
   University Capital Projects FGIC
   5.050%,  06/01/10                 90            93
Wallenpaupack, Pennsylvania Area
   School District, Series C, GO,
   Callable 09/01/00 at 100 FGIC
   6.000%,  09/01/03                 50            52
West View, Pennsylvania Municipal
   Water Authority Revenue
   Bond FGIC
   4.800%,  11/15/06                 60            62
                                            ---------
                                                1,212
                                            ---------
TOTAL MUNICIPAL BONDS
(Cost $1,731)                                   1,787
                                            ---------

CASH EQUIVALENT -- 2.8%
SEI Tax Exempt Trust Institutional
   Tax Free Portfolio                52            52
                                            ---------
TOTAL CASH EQUIVALENT
(Cost $52)                                         52
                                            ---------
TOTAL INVESTMENTS -- 98.3%
(Cost $1,783)                                   1,839
                                            ---------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.7%                                      33
                                            ---------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 88,385 outstanding shares                   919
Portfolio Shares -- Class A (unlimited
   authorization -- no par value) based
   on 94,207 outstanding shares                   977
Accumulated Net Realized Loss
   on Investments                                 (80)
Net Unrealized Appreciation
   on Investments                                  56
                                            ---------
TOTAL NET ASSETS-- 100.0%                      $1,872
                                            =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.25
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.25
                                            =========
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CG -- COUNTY GUARANTY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

PENNSYLVANIA MUNICIPAL BOND FUND

[PIE CHART OMITTED]
TAX ANTICIPATION NOTES   3%
REVENUE BONDS           70%
CASH EQUIVALENT          1%
GENERAL OBLIGATIONS     25%
PRE-REFUNDED SECURITIES  1%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 102.2%
OHIO -- 2.9%
Cleveland, Ohio Bond Anticipation
   Notes, Series B
   4.500%,  10/01/99               $500     $     503
                                            ---------
PENNSYLVANIA -- 99.3%
Allegheny County, Pennsylvania
   GO, Series C-43, Callable
   09/15/04 at 100 MBIA
   5.875%,  09/15/10                 60            64
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Mercy
   Hospital of Pittsburgh AMBAC
   6.450%,  04/01/01                200           214
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Montefiore
   Hospital Association
   5.800%,  10/01/03                110           116
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Presbyterian
   Health Center, Series B, Callable
   11/01/02 at 102 MBIA
   6.000%,  11/01/12                 25            27
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bonds for Allegheny
   Health Center - UPMC
   Health, Series B
   5.000%,  07/01/16                500           489
Allegheny County, Pennsylvania
   Redevelopment Authority
   Revenue Bond for Home
   Improvement Loan Project,
   Series A, Callable 02/01/04
   at 102 FHA
   5.700%,  02/01/07                 10            10

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Allegheny County, Pennsylvania
   Sanitation Authority Sewer
   Revenue Bond, Series B,
   Pre-Refunded 06/01/99
   at 100 FGIC
   7.450%,  12/01/09               $130     $     136
Berks County, Pennsylvania
   Revenue Bond for Reading
   Hospital & Medical Center,
   Series B, Callable 10/01/04
   at 102 MBIA
   5.600%,  10/01/06                 65            70
Bucks County, Pennsylvania
   Community College Authority
   Revenue Bond
   5.500%,  06/15/14                300           314
Center City District, Pennsylvania
   Business Improvement
   Assessment Bond, Callable
   12/01/07 at 100 AMBAC
   5.600%,  12/01/08                 60            65
Central Bucks, Pennsylvania
   School District GO,
   Callable 02/01/01 at 100
   6.600%,  02/01/03                175           187
Crawford, Pennsylvania Central
   School District GO FGIC
   7.000%,  02/15/05                100           116
Dauphin County, Pennsylvania
   Dauphin County General
   Authority School District
   Pooled Financing
   Program II AMBAC
   4.450%,  09/01/32                500           500
Delaware County, Pennsylvania GO
   7.100%,  12/01/98                170           170
   5.500%,  10/01/15                 75            78
Delaware County, Pennsylvania
   Revenue Bond for Villanova
   University AMBAC
   5.400%,  08/01/08                200           213
Dover Township, Pennsylvania
   Sewer Authority Revenue Bond
   6.250%,  05/01/12                 20            22
Easton, Pennsylvania Area
   Sewer Authority Revenue
   Bonds, Series A FSA
   4.200%,  12/01/01                575           574
   5.000%,  12/01/14                500           496
Exeter Township, Pennsylvania
   General Obligation Bonds,
   Series B FGIC
   4.800%,  07/15/09                500           509
Hampden Township, Pennsylvania
   Sewer Authority Special
   Obligation Bond, Callable
   10/01/96 at 100
   5.350%,  04/01/03                 95            98
Hollidaysburg, Pennsylvania Sewer
   Authority Revenue Bonds
   5.000%,  12/01/18              1,000           979

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

PENNSYLVANIA MUNICIPAL BOND FUND (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                     PAR (000)   VALUE (000)
--------------------------------------------------------
Keystone Oaks, Pennsylvania
   School District GO FGIC
   5.000%,  09/01/11               $500     $     506
Lehigh County, Pennsylvania
   General Purpose Authority
   Revenue Bonds for Muhlenberg
   College Project AMBAC
   4.150%,  08/01/02                300           298
Lower Burrell, Pennsylvania City
   Municipal Sewer Authority
   Revenue Bond AMBAC
   5.125%,  02/01/16                250           250
Lower Merion Township,
   Pennsylvania GO, Callable
   08/01/02 at 100
   5.625%,  08/01/05                100           105
Manheim, Pennsylvania Central
   School District GO, Callable
   05/15/04 at 100 FGIC
   6.100%,  05/15/14                100           107
Millcreek Township, Pennsylvania
   Sewer Authority Revenue Bond,
   Callable 11/01/99 at 100 MBIA
   6.000%,  11/01/06                150           155
Montgomery County, Pennsylvania
   Higher Education and Health
   Authority Revenue Bond for
   Abington Memorial Hospital,
   Series A AMBAC
   5.125%,  06/01/14                250           250
Neshaminy, Pennsylvania
   Neshaminy School District
   GO FGIC
   5.250%,  02/15/07                500           532
North Wales, Pennsylvania Water
   Authority Revenue Bond
   Pre-Refunded 11/01/04 at 100
   6.750%,  11/01/10                100           114
Northampton County,
   Pennsylvania Higher Education
   Authority Revenue Bond for
   Lehigh University, Series A MBIA
   5.750%,  11/15/18                150           157
Pennsylvania Housing Finance
   Agency Single Family
   Mortgage - 55 Revenue Bond
   4.700%,  10/01/01                100           102
Pennsylvania State Convention
   Center Authority Revenue Bond,
   Series A FGIC
   6.700%,  09/01/16                 75            89
Pennsylvania State GO
   5.125%,  09/15/04                450           471
   5.000%,  11/15/12                500           506
Pennsylvania State GO, Series 2
   6.000%,  07/01/05                 25            28
   6.250%,  07/01/11                 60            69
Pennsylvania State GO,
   Third Series
   5.000%,  09/01/07                250           259

--------------------------------------------------------
DESCRIPTION                     PAR (000)   VALUE (000)
--------------------------------------------------------
Pennsylvania State GO,
   Third Series, Callable
   09/01/03 at 101
   5.000%,  09/01/12               $350    $      352
Pennsylvania State Higher
   Education Facilities Authority
   Health Services Revenue Bond
   for Allegheny/Delaware Valley,
   Series A MBIA
   5.500%,  11/15/08                400           433
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for
   Health Services, Series A,
   Callable 01/01/04 at 102
   6.000%,  01/01/10                100           109
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for Thomas
   Jefferson University, Series A,
   Callable 07/01/99 at 102
   6.000%,  07/01/19                150           155
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for University of
   Pennsylvania, Series B
   5.700%,  01/01/11                150           159
   5.850%,  09/01/13                100           106
Pennsylvania State Higher
   Educational Facilities Authority
   Revenue Bond for
   University of Pennsylvania
   Project, Series B
   5.250%,  01/01/07                500           528
Pennsylvania State Housing
   Finance Agency Revenue
   Bond, Series C
   6.400%,  07/01/12                300           318
Pennsylvania State Industrial
   Development Authority
   Revenue Bond AMBAC
   5.800%,  07/01/09                250           276
   6.000%,  07/01/09                305           342
 6.000%,  01/01/12                  100           108
Pennsylvania State Industrial
   Development Authority
   Revenue Bond for Economic
   Development AMBAC
   6.000%,  07/01/08                600           673
Pennsylvania State Industrial
   Development Authority Revenue
   Bond, State Infrastructure
   Investment Authority for
   Pennvest Loan Pool MBIA
   6.000%,  09/01/04                400           438
Pennsylvania State Turnpike
   Commission Revenue
   Bond, Series P
   5.800%,  12/01/06                 75            80
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                     PAR (000)   VALUE (000)
--------------------------------------------------------
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series O, Callable 12/01/02
   at 102 FGIC
   5.900%,  12/01/08               $125    $      135
Pennsylvania State Turnpike
   Commission Revenue
   Bond, Series P
   5.100%,  12/01/99                150           153
Pennsylvania State University
   Revenue Bond,
   Callable 03/01/04 at 100
   6.150%,  03/01/05                185           201
Philadelphia, Pennsylvania Parking
   Authority Revenue Bond
   5.750%,  09/01/07                400           439
Philadelphia, Pennsylvania
   Industrial Authority
   Revenue Bond
   5.250%,  11/15/09                500           519
Philadelphia, Pennsylvania
   Hospitals and Higher Education
   Facilities Authority Revenue
   Bond for Pennsylvania
   Hospital, Series A FGIC
   5.250%,  02/15/14                100           101
Pittsburgh, Pennsylvania GO,
   Series D, Callable 09/01/02
   at 102 AMBAC
   6.125%,  09/01/17                 25            27
Radnor Township, Pennsylvania
   GO, Callable 05/01/06 at 100
   5.250%,  11/01/16                200           205
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bond Mercy Health
   Project, Series B MBIA
   5.000%,  01/01/06                250           259
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bonds for Community
   Medical Center Project
   4.500%,  07/01/04                800           805
Scranton-Lackawanna,
   Pennsylvania Health and
   Welfare Authority Revenue
   Bond for University of
   Scranton, Series A
   6.150%,  03/01/03                150           162
Seneca Valley, Pennsylvania GO
   5.850%,  02/15/15                105           111

--------------------------------------------------------
DESCRIPTION                     PAR (000)   VALUE (000)
--------------------------------------------------------
University of Pittsburgh,
   Pennsylvania Unrefunded
   Balance of Series A Revenue
   Bonds MBIA
   6.125%,  06/01/21              $  40    $       43
West View, Pennsylvania
   Municipal Authority Water
   Revenue Bonds FGIC
   5.150%,  11/15/17                615           621
York, Pennsylvania City School
   District GO, Callable
   03/01/03 at 100 FGIC
   5.600%,  03/01/07                 75            79
                                           ----------
                                               17,382
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $17,250)                                 17,885
                                           ----------

CASH EQUIVALENT -- 1.2%
SEI Tax Exempt Trust Institutional
   Tax Free Portfolio               216           216
                                           ----------
TOTAL CASH EQUIVALENT
(Cost $216)                                       216
                                           ----------
TOTAL INVESTMENTS -- 103.4%
(Cost $17,466)                                 18,101
                                           ----------
OTHER ASSETS AND LIABILITIES -- (3.4%)
Liabilities - Investment Securities Purchased    (980)
Other Assets and Liabilities                      381
                                           ----------
TOTAL OTHER ASSETS AND LIABILITIES, NET          (599)
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized shares)
   based on 1,198,485 outstanding shares       12,448
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized shares)
   based on 425,928 outstanding shares          4,475
Accumulated Net Realized Loss
   on Investments                                 (57)
Net Unrealized Appreciation
   on Investments                                 636
                                           ----------
TOTAL NET ASSETS-- 100.0%                     $17,502
                                           ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.77
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.78
                                           ==========
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING AGENCY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

NEW JERSEY MUNICIPAL BOND FUND

[PIE CHART OMITTED]

REVENUE BONDS       45%
CASH EQUIVALENTS     3%
GENERAL OBLIGATIONS 52%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 96.1%
NEW JERSEY -- 96.1%
Bayonne, New Jersey GO FGIC
   5.900%,  05/01/08               $150    $      162
Burlington County, New Jersey GO
   5.200%,  10/01/05                 80            83
Cherry Hill Township,
   New Jersey GO
   5.900%,  06/01/05                 50            54
Flemington-Raritan, New Jersey
   Regional School District GO
   5.700%,  05/01/06                 50            54
Manalapan Township, New Jersey
   Fire District Number 1 GO
   5.300%,  12/15/99                 80            82
Marlboro Township, New Jersey
   Board of Education GO FGIC
   5.500%,  07/15/09                 40            42
Middlesex County New Jersey
   Revenue Bond FGIC
   5.125%,  12/01/16                 70            70
Monmouth County, New Jersey
   Improvement Authority
   Revenue Bond CG
   6.625%,  12/01/05                 40            43
New Jersey Health Care Facilities
   Finance Authority Revenue Bond
   for Bridgeton Hospital Association
   Project, Series B
   6.000%,  07/01/13                 50            55
New Jersey Health Care Facilities
   Finance Authority Revenue Bond
   for Burlington County Memorial
   Hospital Project
   6.000%,  07/01/12                 50            54
New Jersey State Economic
   Development Authority Revenue
   Bond for Peddie School
   Project, Series A
   5.400%,  02/01/06                 50            53

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
New Jersey State Economic
   Development Authority Revenue
   Bond for Rutgers State
   University-Civic Square AMBAC
   6.125%,  07/01/24              $  55     $      59
New Jersey State Educational
   Facilities Authority Revenue
   Bond for Princeton University
   Project, Series A
   5.500%,  07/01/04                100           108
New Jersey State Educational
   Facilities Authority Revenue
   Bond for University of Medicine
   and Dentistry, Series B AMBAC
   5.250%,  12/01/13                 60            62
New Jersey State Transportation
   Authority Revenue Bond MBIA
   5.000%,  06/15/15                100            99
New York & New Jersey States
   Port Authority Revenue
   Bond, Series 81
   5.700%,  08/01/07                 50            53
North Bergen Township,
   New Jersey GO AMBAC
   5.000%,  08/15/09                 75            78
North Brunswick Township,
   New Jersey Board of
   Education GO
   6.300%,  02/01/12                150           167
North Brunswick Township,
   New Jersey Board of Education
   GO FGIC
   5.000%,  02/01/12                100           101
North Brunswick Township,
   New Jersey GO
   6.125%,  05/15/04                 24            26
North New Jersey District Water
   Supply Revenue Bond MBIA
   5.050%,  11/15/11                 90            92
Ocean County, New Jersey GO
   5.650%,  07/01/03                 75            80
Ocean County, New Jersey
   Utilities Authority Wastewater
   Revenue Bond
   5.125%,  01/01/11                 75            77
Secaucus, New Jersey Utilities
   Authority Sewer Revenue
   Bond, Series A
   6.100%,  12/01/10                 60            67
South Brunswick Township,
   New Jersey GO
   5.950%,  08/01/14                100           108
South Monmouth, New Jersey
   Regional Sewer Authority
   Revenue Bond MBIA
   5.550%,  01/15/06                 50            54
West Windsor Township,
   New Jersey Parking Authority
   Revenue Bond
   6.100%,  12/01/12                 50            55
                                           ----------
                                                2,038
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $1,934)                                   2,038
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
CASH EQUIVALENT -- 2.8%
SEITax Exempt Trust Institutional
   Tax Free Portfolio               $58      $     59
                                             --------
TOTAL CASH EQUIVALENT
(Cost $59)                                         59
                                             --------
TOTAL INVESTMENTS -- 98.9%
(Cost $1,993)                                   2,097
                                             --------
OTHER ASSETS AND LIABILITIES,
   NET-- 1.1%                                      23
                                             --------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 100 million authorized) based
   on 153,520 outstanding shares                1,513
Portfolio Shares -- Class A ($0.001 par
   value -- 100 million authorized) based
   on 49,310 outstanding shares                   507
Accumulated Net Realized Loss
   on Investments                                  (4)
Net Unrealized Appreciation
   on Investments                                 104
                                             --------
TOTAL NET ASSETS-- 100.0%                      $2,120
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS Y                   $10.46
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A                   $10.45
                                             ========
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CG -- COUNTY GUARANTY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA --FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TREASURY RESERVE

[PIE CHART OMITTED]
U.S. TREASURY SECURITIES 34%
CASH EQUIVALENTS         66%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 34.4%
U.S. Treasury Bills+
   5.700%,  01/08/98           $  8,500   $     8,491
   5.180%,  01/22/98             39,000        38,884
   5.587%,  02/05/98              7,000         6,964
   5.650%,  03/05/98             10,000         9,906
   5.797%,  04/02/98             10,000         9,861
   5.793%,  04/30/98             10,000         9,818
   5.580%,  05/28/98             10,000         9,783
   5.530%,  06/25/98             10,000         9,744
   5.572%,  07/23/98             10,000         9,703
   5.544%,  08/20/98             10,000         9,658
U.S. Treasury Notes
   5.580%,  01/31/98             10,000         9,995
   5.600%,  01/31/98             15,000        15,000
   5.690%,  07/31/98             15,000        14,962
   5.780%,  08/15/98             10,000        10,005
   5.610%,  08/31/98             15,000        15,004
   5.630%,  09/30/98              5,000         4,969
   5.640%,  09/30/98             10,000        10,026
   5.650%,  10/31/98             10,000        10,017
   5.730%,  11/15/98             15,000        14,970
   5.740%,  11/30/98             15,000        14,985
U.S. Treasury STRIPS
   5.710%,  02/15/98             10,000         9,933
   5.725%,  05/15/98             14,600        14,305
   5.735%,  08/15/98             20,000        19,319
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $286,302)                               286,302
                                             --------

REPURCHASE AGREEMENTS -- 65.8%
Aubrey Lanston
   5.25%, dated 12/31/97, matures
   01/02/98, repurchase price
   $37,217,852 (collateralized by
   U.S. Treasury Note, par value
   $38,190,000 5.625%, 12/31/02;
   market value $38,178,543)     37,207        37,207

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

TREASURY RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Goldman Sachs
   6.35%, dated 12/31/97, matures
   01/02/98, repurchase price
   $19,506,879 (collateralized by
   U.S. Treasury Note, par value
   $19,120,000, 6.875%,
   03/31/00; market
   value $19,945,984)          $ 19,500     $  19,500
Hong Kong Shanghai Bank
   6.40%, dated 12/31/97, matures
   01/02/98, repurchase price
   $200,071,111 (collateralized
   by various U.S. Treasury Notes,
   ranging in par value $21,780,000-
   50,000,000, 6.375%-7.125%,
   04/30/99-04/30/00; total
   market value $204,152,180)   200,000       200,000
Merrill Lynch
   6.40%, dated 12/31/97, matures
   01/02/98, repurchase price
   $30,010,667 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $12,590,000-
   $15,810,000, 8.00%,
   05/15/01; total market
   value $30,697,720)            30,000        30,000
Morgan Stanley
   6.20%, dated 12/31/97, matures
   01/02/98, repurchase price
   $30,010,333 (collateralized by
   U.S. Treasury Note, par value
   $30,810,000, 5.50%, 12/31/00;
   market value $30,696,003)     30,000        30,000
State Street Bank
   5.50%, dated 12/31/97, matures
   01/02/98, repurchase price
   $200,061,111 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $13,990,000-
   $50,000,000, 6.125%,
   03/31/98; total market
   value $204,152,580)          200,000       200,000

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Swiss Bank
   6.40%, dated 12/31/97, matures
   01/02/98, repurchase price
   $30,010,667 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $12,790,000-
   $15,675,000, 7.50%,
   05/15/02; total market
   value $30,736,507)           $30,000      $ 30,000
                                             --------
TOTAL REPURCHASE AGREEMENTS
(Cost $546,707)                               546,707
                                             --------
TOTAL INVESTMENTS -- 100.2%
(Cost $833,009)                               833,009
                                             --------
OTHER ASSETS AND LIABILITIES,
   NET-- (0.2%)                                (1,740)
                                             --------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1,250 million authorized) based
   on 806,957,000 outstanding shares          806,957
Portfolio Shares -- Class C ($0.001 par
   value -- 1,250 million authorized) based
   on 24,292,618 outstanding shares            24,292
Accumulated Net Realized Gain
   on Investments                                  20
                                             --------
TOTAL NET ASSETS-- 100.0%                    $831,269
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS Y                    $1.00
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS C                    $1.00
                                             ========
+ EFFECTIVE YIELD
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CASH RESERVE

CASH RESERVE

[PIE CHART OMITTED]
U.S. GOVERNMENT OBLIGATIONS  6%
CASH EQUIVALENTS            14%
CORPORATE OBLIGATIONS       80%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
COMMERCIAL PAPER -- 50.7%
BANKING -- 6.0%
Banc One Funding
   5.830%,  01/29/98           $  9,262      $  9,220
   5.838%,  02/09/98             10,000         9,937
   5.840%,  02/13/98             10,000         9,931
NationsBank
   5.858%,  01/30/98             10,000         9,953
   5.813%,  03/17/98             14,000        13,833
Society Generale
   5.900%,  06/16/98              9,000         8,996
                                             --------
                                               61,870
                                             --------
FINANCIAL SERVICES -- 30.7%
Aig Funding
   5.806%,  07/31/98             12,100        11,704
Asset Securitization Coop
   5.679%,  02/04/98             10,000         9,947
   5.800%,  02/12/98             10,000         9,932
   5.810%,  02/27/98             10,000         9,909
 Caisse de Depots En
   Consignations
   5.678%,  03/17/98             20,000        19,770
Cafco
   6.653%,  01/02/98             20,000        19,996
   5.837%,  02/19/98             10,000         9,921
Ciesco
   5.809%,  02/17/98              9,500         9,429
   5.801%,  03/03/98             19,000        18,816
Credit Agricole USA
   5.753%,  01/16/98             10,000         9,976
Eureka Securitization
   5.701%,  02/03/98             10,000         9,949
   5.854%,  02/25/98             10,000         9,912
   5.835%,  03/23/98             15,000        14,806

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Goldman Sachs
   5.709%,  05/07/98            $10,000    $    9,806
Merrill Lynch
   5.679%,  01/30/98             10,000         9,955
   5.709%,  03/31/98              5,000         4,931
   5.803%,  05/13/98             10,000         9,792
   5.812%,  05/29/98             10,000         9,768
Morgan Stanley
   5.673%,  01/21/98              5,000         4,984
   5.679%,  02/04/98             10,000         9,947
Morgan Stanley (A)
   5.915%,  01/13/98             15,500        15,500
Met Life Funding
   5.757%,  01/13/98             10,000         9,981
   5.758%,  01/27/98             10,000         9,959
   5.937%,  02/05/98              4,050         4,027
New Center Asset Trust
   5.674%,  01/30/98              7,000         6,968
   5.784%,  03/09/98             10,000         9,894
   5.699%,  03/30/98             14,000        13,810
Norwest Financial
   5.661%,  01/20/98             15,250        15,205
Swedish Export Credit
   5.818%,  05/07/98             10,000         9,801
                                             --------
                                              318,395
                                             --------
INDUSTRIAL -- 12.4%
BP America
   6.402%,  01/02/98             18,000        17,997
Campbell Soup
   5.753%,  05/26/98             12,475        12,194
Ford Motor Credit
   5.718%,  03/30/98             11,780        11,620
General Electric Capital
   5.646%,  02/03/98              5,000         4,975
   5.715%,  02/27/98             10,000         9,911
   5.736%,  04/23/98             14,950        14,690
Mitsubishi International
   5.826%,  01/12/98             13,300        13,277
Pitney Bowes Credit
   6.066%,  01/14/98              2,016         2,012
   5.656%,  01/20/98             15,000        14,956
Procter & Gamble
   5.777%,  04/14/98             16,000        15,740
Southwestern Bell
   5.631%,  01/29/98             11,000        10,953
                                             --------
                                              128,325
                                             --------
UTILITIES -- 1.6%
National Rural Utilities
   5.617%,  01/09/98              7,100         7,091
   5.651%,  01/21/98             10,000         9,969
                                             --------
                                               17,060
                                             --------
TOTAL COMMERCIAL PAPER
(Cost $525,650)                               525,650
                                             --------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

CASH RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.2%
FFCB (A)
   5.520%,  01/02/98           $  5,250 $       5,248
FHLB (A)
   5.899%,  01/07/98              4,200         4,199
FHLB
   5.810%,  01/23/98             11,000        11,000
   5.805%,  02/13/98             13,400        13,400
   5.850%,  03/17/98              5,000         5,000
FNMA (A)
   5.894%,  01/06/98             15,000        14,995
SLMA (A)
   5.779%,  01/06/98             10,000        10,000
                                             --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $63,842)                                 63,842
                                             --------

CORPORATE OBLIGATIONS -- 11.5%
BANKING -- 0.2%
Morgan Guaranty (A)
   6.230%,  01/02/98              2,000         2,000
                                             --------
FINANCIAL SERVICES -- 8.8%
Abbey National Treasury
   Services (A)
   5.575%,  01/02/98             20,000        19,983
   5.650%,  01/02/98             17,000        16,999
Associates Corporation of
   North America (A)
   6.120%,  01/02/98             15,000        14,998
Credit Suisse First Boston (A)
   5.670%,  01/02/98             10,000        10,000
   5.921%,  01/13/98             10,000        10,000
Goldman Sachs
   6.100%,  04/15/98              6,825         6,826
Paccar Financial (A)
   5.841%,  01/20/98             12,000        11,997
                                             --------
                                               90,803
                                             --------
INDUSTRIAL -- 2.5%
Ford Motor Credit
   5.700%,  01/02/98             15,000        14,999
   6.350%,  02/12/98              1,800         1,801
Exxon Capital
   8.000%,  10/02/98              4,249         4,311
Merck
   5.250%,  12/22/98              5,000         4,967
                                             --------
                                               26,078
                                             --------
TOTAL CORPORATE OBLIGATIONS
(Cost $118,881)                               118,881
                                             --------

TIME DEPOSITS -- 6.8%
Banque Nationale de Paris
   6.625%,  01/02/98             30,000        30,000
State Street Bank
   5.500%,  01/02/98             40,000        40,000
                                             --------
TOTAL TIME DEPOSITS
(Cost $70,000)                                 70,000
                                             --------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
MASTER NOTE -- 0.9%
Associates Corporation of
   North America (A)
   5.506%,  01/02/98           $  8,950      $  8,950
                                             --------
TOTAL MASTER NOTE
(Cost $8,950)                                   8,950
                                             --------

CERTIFICATES OF DEPOSIT -- 12.2%
Barclays Bank PLC
   5.910%,  03/09/98             14,750        14,749
   5.940%,  06/19/98              5,000         4,999
Credit Suisse
   6.310%,  04/16/98             10,000        10,000
Deutche Bank
   5.840%,  10/14/98              5,000         4,998
   5.940%,  10/22/98              9,250         9,247
National Westminster Bank
   5.860%,  03/10/98             10,000         9,999
   5.940%,  06/26/98             15,000        14,996
   5.830%,  10/14/98              5,000         4,999
Societe Generale
   6.350%,  04/15/98             10,000        10,001
   6.080%,  06/09/98             10,000         9,998
Swiss Bank
   5.976%,  03/19/98              7,000         7,000
   6.020%,  06/12/98             10,000        10,001
   5.825%,  10/02/98             10,000         9,997
   5.852%,  11/20/98              5,000         4,999
                                             --------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $125,983)                               125,983
                                             --------

INSURANCE FUNDING AGREEMENTS -- 6.1%
Allstate (A)
   5.696%,  01/01/98             18,000        18,000
Combined Insurance of
   America (A)
   5.959%,  01/01/98             20,000        20,000
Pacific Mutual Insurance (A)
   6.076%,  01/01/98             25,000        25,000
                                             --------
TOTAL INSURANCE FUNDING AGREEMENTS
(Cost $63,000)                                 63,000
                                             --------

ASSET-BACKED SECURITIES -- 4.3%
Asset Backed Securities
   Investment Trust, Series
   1997-C, Class N (A)
   5.961%,  01/15/98             15,000        15,000
Capita Equipment Receivables
   Trust, Series 1996-1, Class A2
   5.950%,  07/15/98              1,607         1,607
Case Equipment Loan Trust,
   Series 1997-B, Class A1
   5.612%,  10/13/98              9,544         9,544
Contimortgage Home Equity
   Loan Trust, Series
   1997-5, Class A1
   5.906%,  12/15/98              8,500         8,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Key Auto Finance Trust,
   Series 1997-2, Class A1
   5.835%,  01/05/99            $10,000    $   10,000
                                           ----------
TOTAL MORTGAGE RELATED
(Cost $44,651)                                 44,651
                                           ----------

BANKERS ACCEPTANCE -- 1.1%
Toronto Dominion Bank
   5.735%,  03/23/98             12,000        11,847
                                           ----------
TOTAL BANKERS ACCEPTANCE
(Cost $11,847)                                 11,847
                                           ----------
TOTAL INVESTMENTS -- 99.7%
(Cost $1,032,804)                           1,032,804
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET-- 0.3%                                   3,356
                                           ----------

NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 1 billion authorized) based
   on 956,501,408 outstanding shares          956,732
Portfolio Shares -- Class C ($0.001 par
   value -- 1 billion authorized) based
   on 79,278,426 outstanding shares            79,484
Portfolio Shares -- Class B ($0.001 par
   value -- 1 billion authorized) based
   on 80,044 outstanding shares                    80
Accumulated Net Realized Loss
   on Investments                                (136)
                                           ----------
TOTAL NET ASSETS-- 100.0%                  $1,036,160
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS Y                    $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS C                    $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS B                    $1.00
                                           ==========

(A) VARIABLE RATE SECURITIES -- THE RATE REFLECTED ON
    THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997. FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TAX-FREE RESERVE

[PIE CHART OMITTED]
TAX-EXEMPT COMMERCIAL PAPER 21%
TAX ANTICIPATION NOTES       4%
GENERAL OBLIGATIONS          6%
PRE-REFUNDED SECURITIES      2%
REVENUE BONDS               67%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
MUNICIPAL BONDS -- 99.1%
ALABAMA -- 0.9%
North Alabama Environmental
   Improvement Authority
   Reynold Metals Project
   (A) (B) (C)
   5.000%,  01/02/98             $1,500    $    1,500
                                           ----------
ARIZONA -- 0.9%
Arizona State TRAN (B)
   7.400%,  02/09/98                650           661
Flagstaff, Arizona TECP
   3.700%,  04/08/98                750           750
                                           ----------
                                                1,411
                                           ----------
CALIFORNIA -- 1.4%
Los Angeles County
   California TRAN
   4.500%,  06/30/98              2,000         2,006
Santa Clara, California Electric
   Revenue Bond, Series A
   (A) (B) (C)
   3.400%,  01/07/98                340           340
                                           ----------
                                                2,346
                                           ----------
COLORADO -- 0.3%
Colorado State TRAN, Series A
   4.500%,  06/26/98                500           502
                                           ----------
DELAWARE -- 0.8%
Delaware State TECP
   3.700%,  04/08/98                750           750
Wilmington, Delaware Franciscan
   Health System (A) (B) (C) (D)
   5.000%,  01/02/98                300           300
Wilmington, Delaware Hospital
   Franciscan Health Systems
   Project, Series A
   (A) (B) (C) (D)
   5.000%,  01/02/98                300           300
                                           ----------
                                                1,350
                                           ----------

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

TAX-FREE RESERVE (CONTINUED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
FLORIDA -- 2.5%
Broward County, Florida Housing
   Financial Authority Multi-family
   Housing Sanctuary Apartments
   Project (A) (C)
   4.250%,  02/01/09            $   500    $      500
Florida Municipal Power TECP
   3.650%,  02/11/98              1,700         1,700
Sunshine State Florida TECP
   3.750%,  03/27/98              2,000         2,000
                                           ----------
                                                4,200
                                           ----------
ILLINOIS -- 10.9%
Chicago, Illinois O'Hare
   International Airport Revenue
   Industrial Lien, Series C (A) (B)
   3.650%,  01/07/98              1,500         1,500
Illinois Development Finance
   Authority Illinois Power
   Company Project, Series B (A)
   3.700%,  01/07/98              1,400         1,400
Illinois Development Finance
   Authority Revenue Bond
   (A) (B) (C)
   3.650%,  01/07/98              1,800         1,800
Illinois State Pollution Control
   Authority Amoco Oil
   Company Project (A) (B)
   4.950%,  01/02/98                900           900
Illinois State Sales Tax Revenue
   Revenue Bond (B) (D)
   8.000%,  06/15/98              3,000         3,115
Illinois State Toll Highway
   Authority, Series B
   MBIA (A) (B)
   3.650%,  01/07/98              4,400         4,400
Schaumburg, Illinois Multi-family
   Housing Revenue Bond
   (A) (B) (C)
   3.950%,  01/02/98              3,500         3,500
St. Charles, Illinois Revenue
   Bond (A) (B) (C)
   3.750%,  01/07/98              1,300         1,300
                                           ----------
                                               17,915
                                           ----------
INDIANA -- 4.3%
Chesapeake, Indiana TECP
   3.750%,  01/15/98              1,000         1,000
Mt. Vernon, Indiana TECP
   3.750%,  04/07/98              1,900         1,900
Gary, Indiana Industrial
   Environmental Improvement
   Authority U.S. Steel
   Corporation Project (A) (B) (C)
   4.050%,  01/15/98              1,600         1,600
Hammond, Indiana Pollution
   Control Amoco Oil Company
   Project (A) (B)
   4.950%,  01/02/98                300           300

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Sullivan, Indiana TECP
   3.750%,  01/09/98             $1,050   $     1,050
   3.800%,  03/06/98              1,200         1,200
                                           ----------
                                                7,050
                                           ----------
IOWA -- 0.2%
Des Moines, Iowa Commercial
   Development Revenue Bond
   Capitol Center III Project
   (A) (B)
   3.800%,  01/07/98                400           400
                                           ----------
KANSAS -- 4.7%
Burlington, Kansas TECP
   3.750%,  01/08/98              1,450         1,450
   3.700%,  01/16/98                600           600
   3.850%,  03/09/98              2,500         2,500
   3.850%,  03/10/98              1,200         1,200
   3.700%,  04/08/98                600           600
Kansas City, Kansas Highway
   Roads Revenue Bonds (B)
   9.000%,  07/01/98              1,300         1,333
                                           ----------
                                                7,683
                                           ----------
KENTUCKY -- 1.8%
Mayfield, Kentucky Multi-City
   Lease Revenue Bond Kentucky
   League of Cities Funding
   Project (A)
   3.900%,  01/07/98              2,000         2,000
Pendleton, Kentucky TECP
   3.850%,  03/09/98              1,000         1,000
                                           ----------
                                                3,000
                                           ----------
LOUISIANA -- 3.9%
De Soto Parish, Louisiana
   Central Louisiana Electric
   Company Pollution Control
   Revenue Bond (A) (B)
   3.600%,  01/07/98                700           700
Jefferson Parish, Louisiana
   Industrial Development Board
   George J. Ackel, Sr.
   Project (A) (B)
   3.850%,  01/07/98              1,850         1,850
Louisiana State Public
   Facilities Authority Kenner
   Hotel Project (A) (B) (C)
   5.100%,  01/02/98                400           400
Saint Charles Parish, Louisiana
   Pollution Control Revenue
   Shell Oil Company Project,
   Series B (A) (B)
   4.900%,  01/02/98              1,550         1,550
South Louisiana Port Common
   Marine Terminal Revenue
   Bond (A) (B) (C)
   3.650%,  01/07/98              2,000         2,000
                                           ----------
                                                6,500
                                           ----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

---------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
---------------------------------------------------------
MICHIGAN -- 1.8%
Delta County, Michigan
   Environmental Improvement
   Authority Revenue Bond,
   Mead Escambia Paper,
   Series C (A) (B)
   5.100%,  01/02/98            $   700   $       700
Michigan State Consumers
   Power Project (A) (B)
   4.950%,  01/02/98                300           300
Michigan State Storage TECP
   3.750%,  02/05/98              2,000         2,000
                                           ----------
                                                3,000
                                           ----------
MINNESOTA -- 1.9%
Minnesota State GO (D)
   6.600%,  08/01/98              3,150         3,199
                                           ----------
MISSISSIPPI -- 1.8%
Claiborne County,
   Mississippi TECP
   3.750%,  02/13/98              1,300         1,300
 Jackson County, Mississippi
   Chevron USA Incorporated
   Project (A) (B)
   4.950%,  01/02/98              1,600         1,600
                                           ----------
                                                2,900
                                           ----------
MISSOURI -- 5.0%
Independence, Missouri TECP
   3.850%,  01/16/98              1,050         1,050
Missouri State Development
   Finance Board Revenue Bond
   (A) (B) (C)
   4.500%,  01/02/98              2,700         2,700
Missouri State Environmental
   Improvement & Energy
   Pollution Control Revenue
   Bond (A) (B)
   3.950%,  01/02/98              1,800         1,800
Missouri State Health and
   Educational Facilities
   Authority Washington
   University, Series A (A) (B)
   5.000%,  01/02/98                300           300
Missouri State Health and
   Educational Facilities
   Authority Washington
   University Series A (A) (B) (C)
   5.000%,  01/02/98                400           400
Missouri State Health and
   Educational Facilities
   Authority GO
   4.500%,  09/14/98              2,000         2,008
                                           ----------
                                                8,258
                                           ----------
MONTANA -- 0.7%
Forsyth, Montana Pollution
   Control Portland General
   Electric Project (A) (B)
   3.700%,  01/07/98                200           200

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Forsyth, Montana Pollution
   Control Portland General
   Electric Project, Series B
   (A) (B)
   3.750%,  01/07/98            $   100   $       100
Forsyth, Montana Pollution
   Control Pacificorp Project,
   Series 1988 (A) (B) (C)
   4.500%,  01/02/98                900           900
                                           ----------
                                                1,200
                                           ----------
NEVADA -- 1.8%
Clark County, Nevada Industrial
   Development Revenue
   Series C (A) (B)
   3.850%,  01/07/98              2,000         2,000
Las Vegas, Nevada GO,
   Series A FGIC
   4.750%,  11/01/98              1,000         1,007
                                           ----------
                                                3,007
                                           ----------
NEW MEXICO -- 0.6%
Albuquerque, New Mexico
   Gross Receipts Revenue
   Bond (A) (B) (C)
   3.700%,  01/07/98              1,000         1,000
                                           ----------
NEW YORK -- 2.1%
New York City, New York
   GO (A) (B) (C)
   4.000%,  01/02/98              1,500         1,500
   4.150%,  01/02/98              1,900         1,900
                                           ----------
                                                3,400
                                           ----------
NORTH CAROLINA -- 2.2%
Lexington, North Carolina
   Lexington Memorial
   Hospital Project (A) (B)
   5.000%,  01/02/98              1,500         1,500
North Carolina Eastern
   Municipal Power (B) (D)
   8.000%,  01/02/98              1,305         1,331
Wake County, North Carolina
   Carolina Power &
   Light Company (A) (B)
   3.700%,  01/07/98                800           800
                                           ----------
                                                3,631
                                           ----------
OHIO -- 0.3%
Ohio State Air Quality Revenue
   Bond, Series B (A) (B) (C)
   4.500%,  01/02/98                300           300
Ohio State Water Development
   Authority Environmental
   Mead Company, Series B
   (A) (B) (C)
   5.000%,  01/02/98                200           200
                                           ----------
                                                  500
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

TAX-FREE RESERVE (CONTINUED)

---------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
---------------------------------------------------------
OREGON -- 0.7%
Port of Portland, Oregon
   Pollution Control Revenue
   Bond for Reynold Metals
   Project (A) (B) (C)
   5.000%,  01/02/98             $  100   $       100
Port of St. Helens Portland,
   Oregon Pollution Control
   Revenue Bond (A) (B)
   4.950%,  01/02/98                600           600
Umatilla County, Oregon
   Franciscan Health System
   Revenue Bond, Series A
   (A) (B) (C) (D)
   5.000%,  01/02/98                300           300
Umatilla County, Oregon
   Franciscan Health System
   Revenue Bond, Series B
   (A) (B) (C) (D)
   5.000%,  01/02/98                200           200
                                           ----------
                                                1,200
                                           ----------
PENNSYLVANIA -- 14.8%
Allegheny County, Pennsylvania
   Hospital Development
   Presbyterian University
   Hospital Project, Series B2
   (A) (B) (C)
   4.250%,  01/02/98              2,600         2,600
Allegheny County, Pennsylvania
   Hospital Development
   Presbyterian University
   Hospital Project, Series B1
   (A) (B) (C)
   4.250%,  01/02/98              2,000         2,000
Allegheny County, Pennsylvania
   Hospital Development
   Presbyterian University
   Hospital Project,
   Series B3 (A) (B)
   4.250%,  01/02/98              1,305         1,305
Beaver County,
   Pennsylvania TECP
   3.750%,  03/05/98              1,100         1,100
Beaver County, Pennsylvania
   Industrial Development
   Authority Duquesne Light
   Company Project, Series B
   (A) (B) (C)
   3.650%,  01/07/98                100           100
Lehigh County, Pennsylvania
   Industrial Development
   Authority Pollution Control
   (A) (B)
   3.800%,  01/02/98                200           200
Montgomery County,
   Pennsylvania TECP
   3.850%,  01/22/98              2,600         2,600
   3.750%,  02/05/98              1,000         1,000
Montgomery County,
   Pennsylvania TECP
   3.750%,  02/09/98              2,500         2,500

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Pennsylvania State Higher
   Education Authority Carnegie
   Mellon University Revenue
   Bond, Series D (A) (B)
   4.850%,  01/02/98             $  700   $       700
Pennsylvania State Higher
   Educational Facilities
   Authority Hospital Thomas
   Jefferson University Project (D)
   8.000%,  01/02/98              1,910         1,948
Temple University,
   Pennsylvania GO
   4.750%,  05/18/98              1,000         1,003
Washington County,
   Pennsylvania Lease Revenue
   Bond (A) (B) (C)
   3.850%,  01/07/98              3,140         3,140
York County, Pennsylvania
   Solid Waste and Refuse
   Revenue Bonds FGIC
   4.750%,  12/01/98              1,500         1,512
York, Pennsylvania General
   Authority Revenue
   Bond (A) (B)
   4.200%,  01/02/98              2,750         2,750
                                           ----------
                                               24,458
                                           ----------
SOUTH CAROLINA -- 1.1%
Berkley County, South Carolina
   Pollution Control Amoco
   Chemical Project (A) (B) (C)
   4.950%,  01/02/98                900           900
North Charleston, South
   Carolina GO (B) (D)
   7.500%,  08/01/98                500           520
York County, South Carolina
   Pollution Control Revenue
   Bond Electric Project,
   Series NRU-84N-2 (A) (B)
   3.850%,  01/07/98                400           400
                                           ----------
                                                1,820
                                           ----------
TEXAS -- 14.6%
Camp County, Texas Industrial
   Development Corporation
   Pollution Control Revenue
   Bond Texas Oil and Gas
   Project (A) (B)
   3.900%,  01/07/98                500           500
Denton County, Texas TAN
   5.500%,  09/01/98                930           940
Grapevine, Texas Industrial
   Development Authority
   American Airlines Project,
   Series A4 (A) (B) (C)
   5.000%,  01/02/98                100           100
Grapevine, Texas Industrial
   Development Authority
   American Airlines Project,
   Series B4 (A) (B) (C)
   5.000%,  01/02/98                900           900

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [SQUARE BULLET] COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
Grapevine, Texas Industrial
   Development Authority
   American Airlines Project,
   Series A3 (A) (B) (C)
   5.000%,  01/02/98             $  400       $   400
Grapevine, Texas Industrial
   Development Authority
   American Airlines Project,
   Series B1 (A) (B) (C)
   5.000%,  01/02/98              1,500         1,500
Grapevine, Texas Industrial
   Development Authority
   American Airlines Project,
   Series B3 (A) (B) (C)
   5.000%,  01/02/98                400           400
Grapevine, Texas Industrial
   Development Corporation
   American Airlines,
   Series A1 (A) (B)
   5.000%,  01/02/98                400           400
Grapevine, Texas Industrial
   Development Corporation
   American Airlines Project,
   Series B2 (A) (B)
   5.000%,  01/02/98                400           400
Hunt County, Texas Industrial
   Development Authority Trico
   Industries Incorporated
   Project (A) (B)
   3.800%,  01/06/98              2,100         2,100
North Central Texas Health
   Facilities Development Baylor
   Medical Center Project, Series A,
   Pre-Refunded @ 102 (D)
   7.900%,  05/15/98                500           517
Nueces County, Texas Health
   Facilities Authority Driscoll
   Childrens Foundation (A) (B)
   3.850%,  01/07/98              4,425         4,425
Port Corpus Christi Texas
   Industrial Development
   Corporation Refunding
   Revenue Bonds Series A (A) (B)
   3.850%,  01/07/98              2,000         2,000
San Antonio, Texas Electric and
   Gas Revenue Bond
   Pre-Refunded @ 102 (D)
   7.800%,  02/01/98              3,900         3,991
Texas State Higher Education
   Authority University and
   College Improvement,
   Series B FGIC (A) (B)
   3.800%,  01/07/98              1,945         1,945
Texas State Southwest Higher
   Education Authority Southern
   Methodist University
   (A) (B) (C)
   5.000%,  01/02/98              1,000         1,000
Texas State TRAN, Series A
   4.750%,  08/31/98              2,500         2,514
                                           ----------
                                               24,032
                                           ----------

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
UTAH -- 1.3%
Intermountain Power
   Agency TECP
   3.750%,  02/17/98             $2,100    $    2,100
                                           ----------
VERMONT -- 0.8%
Vermont State Student Loan
   Assistance Corporation Student
   Loan Revenue Bond (A) (B)
   3.800%,  01/02/98              1,335         1,335
                                           ----------
VIRGINIA -- 10.2%
Alexandria, Virginia
   Redevelopment & Housing
   Authority Revenue Bonds,
   Multi-Family First Mortgage,
   Goodwin Project, Series B
   (A) (B) (C)
   5.000%,  01/02/98              3,900         3,900
Pennisula Ports, Virginia TECP
   3.750%,  01/12/98              1,500         1,500
Petersburg, Virginia Hospital
   Authority Revenue Bonds for
   Southside Project (A) (B) (C)
   5.000%,  01/02/98              1,800         1,800
Portsmouth, Virginia Housing
   Development Authority
   Revenue Bond (B) (C)
   4.000%,  11/01/27              2,255         2,255
Richmond, Virginia Housing
   Authority Old Manchester
   Project, Series A (A) (B)
   4.000%,  01/07/98              3,250         3,250
Virginia State Housing
   Revenue Bonds
   3.800%,  06/10/98              3,500         3,500
Waynesboro, Virginia
   Residential Care Facilities
   Revenue Bond (A) (B) (C)
   5.000%,  01/02/98                685           685
                                           ----------
                                               16,890
                                           ----------
WASHINGTON -- 1.5%
Port Kalama, Washington
   Conagra Project (A) (B) (C)
   3.700%,  01/02/98              1,900         1,900
Washington State Motor Vehicle
   Fuel Tax, Series B
   6.000%,  01/01/99                500           510
                                           ----------
                                                2,410
                                           ----------
WEST VIRGINIA -- 0.1%
Putnam County, West Virginia
   Industrial Development
   Authority FMC Corporation
   Project (A) (B)
   3.800%,  01/02/98                200           200
                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
OF
NET ASSETS
--------------------------------------------------------------------------------
AS OF
DECEMBER 31, 1997
(UNAUDITED)

TAX-FREE RESERVE (CONCLUDED)

--------------------------------------------------------
DESCRIPTION                  PAR (000)      VALUE (000)
--------------------------------------------------------
WISCONSIN -- 0.2%
Lac Du Flambeau, Wisconsin
   Lake Superior Chippewa
   Indians Special Obligation
   Simpson Electric Project
   (A) (B)
   3.700%,  01/07/98             $  400    $      400
                                           ----------
WYOMING -- 3.0%
Gillette County, Wyoming TECP
   3.800%,  01/15/98              1,400         1,400
Lincoln County, Wyoming
   Pollution Control Revenue
   Bond, Series 1984 B (A) (B)
   5.100%,  01/02/98              1,200         1,200
Lincoln County, Wyoming
   Pollution Control Exxon
   Project (A) (B)
   4.950%,  01/02/98                600           600
Lincoln County, Wyoming
   Resource Recovery Exxon
   Project, Series C (A) (B) (C)
   5.100%,  01/02/98                500           500
Platte County, Wyoming
   Pollution Control (A) (B)
   4.500%,  01/02/98              1,100         1,100
Platte County, Wyoming
   Pollution Control Revenue
   Bond, Series A (A) (B) (C)
   4.500%,  01/02/98                100           100
                                           ----------
                                                4,900
                                           ----------
TOTAL MUNICIPAL BONDS
(Cost $163,697)                               163,697
                                           ----------
TOTAL INVESTMENTS -- 99.1%
(Cost $163,697)                               163,697
                                           ----------
OTHER ASSETS AND LIABILITIES,
   NET-- 0.9%                                   1,521
                                           ----------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Class Y ($0.001 par
   value -- 250 million authorized) based
   on 152,872,746 outstanding shares        $ 152,872
Portfolio Shares -- Class C ($0.001 par
   value -- 250 million authorized) based
   on 12,374,650 outstanding shares            12,398
Accumulated Net Realized Loss
   on Investments                                 (54)
Undistributed Net Investment Income                 2
                                           ----------
TOTAL NET ASSETS-- 100.0%                    $165,218
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS Y                    $1.00
                                           ==========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS C                    $1.00
                                           ==========
(A) VARIABLE RATE SECURITIES--THE RATE REFLECTED ON THE STATEMENT OF THE NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSOR OF THE PUT DEMAND OR MATURITY DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO -- GENERAL OBLIGATION
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


                                                                                 ------------      --------------     --------------
                                                                                   EQUITY            CORE EQUITY         GROWTH
                                                                                 INDEX FUND            FUND(3)         EQUITY FUND
                                                                                 ------------      --------------     --------------
INVESTMENT INCOME:
     Dividends                                                                    $  2,223            $  3,344        $     561
     Interest                                                                           22                 138              123
     Less: Foreign taxes withheld                                                       --                  --               --
                                                                                  --------            --------        ---------
       Total investment income                                                       2,245               3,482              684
                                                                                  --------            --------        ---------
EXPENSES:
     Investment advisory fees                                                          533               2,147              632
     Less: waiver of investment advisory fees                                         (318)                 --               --
     Administrative fees                                                               333                 725              211
     Less: waiver of administrative fees                                              (119)               (164)             (76)
     Transfer agent fees & expenses                                                     36                  51               13
     Custodian fees                                                                     --                  --               --
     Professional fees                                                                   5                  23                3
     Registration & filing fees                                                          8                  14                4
     12b-1 fees--individual shares                                                      --                  23                7
     Taxes--other than income                                                            3                  13                2
     Printing fees                                                                      25                  57               17
     Organizational costs                                                               --                  --               --
     Miscellaneous                                                                      --                  14                6
                                                                                  --------            --------        ---------
       Total expenses                                                                  506               2,903              819
                                                                                  --------            --------        ---------
NET INVESTMENT INCOME (LOSS)                                                         1,739                 579             (135)
                                                                                  --------            --------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                    5,184              40,986           11,173
     Net realized (loss) on forward foreign currency contracts and
       foreign currency transactions                                                    --                  --               --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                      --                  --               --
     Net change in unrealized appreciation (depreciation) on investments            17,916              20,773           10,360
                                                                                  --------            --------        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $24,839             $62,338          $21,398
                                                                                  ========            ========        =========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - DECEMBER 31, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                $ 39.65            $  20.60         $  16.33
                                                                                  ========            ========        =========
     CLASS A
       1Net asset value, redemption price
        Maximum sales charge of 5.50%                                                39.66               20.61            16.27
                                                                                  --------            --------        ---------
       2Offering price                                                             $ 41.97            $  21.81         $  17.22
                                                                                  ========            ========        =========
     CLASS B
       4Net asset value and offering price                                         $ 39.12            $  18.31         $  16.19
                                                                                  ========            ========        =========


                                                                                   --------------   --------------   --------------
                                                                                      SPECIAL        INTERNATIONAL      BALANCED
                                                                                    EQUITY FUND       GROWTH FUND         FUND
                                                                                   --------------   --------------   --------------
INVESTMENT INCOME:
     Dividends                                                                       $    212           $ 1,039          $  379
     Interest                                                                              43               152           1,481
     Less: Foreign taxes withheld                                                          --              (111)             --
                                                                                     --------           -------          ------
       Total investment income                                                            255             1,080           1,860
                                                                                     --------           -------          ------
EXPENSES:
     Investment advisory fees                                                             607               666             444
     Less: waiver of investment advisory fees                                            (263)               --             (76)
     Administrative fees                                                                  101               208             158
     Less: waiver of administrative fees                                                  (36)              (75)            (57)
     Transfer agent fees & expenses                                                        21               (10)             11
     Custodian fees                                                                         5                 6              --
     Professional fees                                                                     (5)                2               3
     Registration & filing fees                                                             9                (7)             --
     12b-1 fees--individual shares                                                          4                 3               7
     Taxes--other than income                                                               1                --               1
     Printing fees                                                                         11                 2              16
     Organizational costs                                                                  --                --              18
     Miscellaneous                                                                          1                --              --
                                                                                     --------           -------          ------
       Total expenses                                                                     456               795             525
                                                                                     --------           -------          ------
NET INVESTMENT INCOME (LOSS)                                                             (201)              285           1,335
                                                                                     --------           -------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                       7,997             2,385           3,960
     Net realized (loss) on forward foreign currency contracts and
       foreign currency transactions                                                       --              (411)             --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                         --               (12)             --
     Net change in unrealized appreciation (depreciation) on investments               (1,796)          (10,180)          3,388
                                                                                     --------           -------          ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ 6,000            (7,933)         $8,683
                                                                                     ========           =======          ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - DECEMBER 31, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                   $ 10.65           $ 13.28          $13.60
                                                                                     ========           =======          ======
     CLASS A
       1Net asset value, redemption price
        Maximum sales charge of 5.50%                                                   10.60             13.28           13.60
                                                                                     --------           -------          ------
       2Offering price                                                                $ 11.22           $ 14.05          $14.39
                                                                                     ========           =======          ======
     CLASS B
       4Net asset value and offering price                                            $ 10.48           $ 13.28          $13.51
                                                                                     ========           =======          ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1 MINUS THE MAXIMUM SALES CHARGE OF 5.50%.
3  THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.
4 CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGE, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    92 & 93

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


                                                                          --------------   --------------    -------------
                                                                            SHORT TERM         SHORT-
                                                                              INCOME        INTERMEDIATE      GOVERNMENT
                                                                               FUND           BOND FUND       INCOME FUND
                                                                          --------------   --------------    -------------
INVESTMENT INCOME
     Interest                                                                 $1,120            $5,458         $   758
                                                                              ------            ------          ------
       Total Investment income                                                 1,120             5,458             758
                                                                              ------            ------          ------
EXPENSES
     Investment advisory fees                                                    139               426              55
     Less: waiver of investment advisory fees                                    (92)             (170)             (2)
     Administrative fees                                                          47               213              28
     Less:waiver of administrative fees                                          (17)              (77)            (10)
     Transfer agent fees & expenses                                                6                18               2
     Custodian fees                                                                6                --              --
     Professional fees                                                            --                 4               1
     Registration & filing fees                                                   (3)                6               1
     12b-1 fees--individual shares                                                 1                 3               2
     Trustee fees                                                                  1                 2              --
     Printing fees                                                                 2                11               1
     Organizational costs                                                          1                --               3
     Miscellaneous                                                                 1                 6               1
                                                                              ------            ------          ------
       Total expenses                                                             92               442              82
                                                                              ------            ------          ------
NET INVESTMENT INCOME                                                          1,028             5,016             676
                                                                              ------            ------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                       8               461              88
       Option transactions                                                        --                --              --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                              --                --              --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                      --                --              --
     Net change in unrealized appreciation (depreciation)
       on investments                                                             68             1,670             515
                                                                              ------            ------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $1,104            $7,147          $1,279
                                                                              ======            ======          ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                             $ 9.99            $ 9.95          $10.03
                                                                              ======            ======          ======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                    9.98              9.95           10.03
                                                                              ------            ------          ------
     2Offering price                                                          $10.32            $10.28          $10.37
                                                                              ======            ======          ======

                                                                             ------------     --------------    ------------
                                                                                                 GLOBAL         INTERMEDIATE
                                                                                 BOND             BOND            MUNICIPAL
                                                                                 FUND             FUND            BOND FUND
                                                                             ------------     --------------    ------------
INVESTMENT INCOME
     Interest                                                                 $  6,153            $1,055          $    46
                                                                               -------           -------          -------
       Total Investment income                                                   6,153             1,055               46
                                                                               -------           -------          -------
EXPENSES
     Investment advisory fees                                                      675               108                5
     Less: waiver of investment advisory fees                                     (356)              (18)              (5)
     Administrative fees                                                           228                45                2
     Less:waiver of administrative fees                                            (82)              (16)              (1)
     Transfer agent fees & expenses                                                  7                (1)              --
     Custodian fees                                                                 11                 1               --
     Professional fees                                                               8                 1               --
     Registration & filing fees                                                     18                 1                2
     12b-1 fees-- individual shares                                                  2                --                1
     Trustee fees                                                                   --                --               --
     Printing fees                                                                  10                --               --
     Organizational costs                                                           --                 2                3
     Miscellaneous                                                                   5                --               --
                                                                               -------           -------          -------
       Total expenses                                                              526               123                7
                                                                               -------           -------          -------
NET INVESTMENT INCOME                                                            5,627               932               39
                                                                               -------           -------          -------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                     1,499               (41)               3
       Option transactions                                                          --              (400)              --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                --               450               --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                        --               (98)              --
     Net change in unrealized appreciation (depreciation)
       on investments                                                            3,530               (90)              35
                                                                               -------           -------          -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $10,656           $   753          $    77
                                                                               =======           =======          =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                              $ 10.53           $  9.33           $10.25
                                                                               =======           =======          =======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                     10.53              9.32            10.25
                                                                               -------           -------          -------
     2Offering price                                                           $ 11.06           $  9.78           $10.59
                                                                               =======           =======          =======

                                                                               --------------    --------------
                                                                                PENNSYLVANIA       NEW JERSEY
                                                                                  MUNICIPAL         MUNICIPAL
                                                                                  BOND FUND         BOND FUND
                                                                               --------------    --------------
INVESTMENT INCOME
     Interest                                                                     $   375          $     53
                                                                                  -------           -------
       Total Investment income                                                        375                53
                                                                                  -------           -------
EXPENSES
     Investment advisory fees                                                          37                 5
     Less: waiver of investment advisory fees                                         (37)               (5)
     Administrative fees                                                               19                 2
     Less:waiver of administrative fees                                               (19)               (2)
     Transfer agent fees & expenses                                                     1                --
     Custodian fees                                                                    --                --
     Professional fees                                                                 --                --
     Registration & filing fees                                                         1                --
     12b-1 fees--individual shares                                                      4                 1
     Trustee fees                                                                      --                --
     Printing fees                                                                      1                --
     Organizational costs                                                               2                 1
     Miscellaneous                                                                     --                --
                                                                                  -------           -------
       Total expenses                                                                   9                 2
                                                                                  -------           -------
NET INVESTMENT INCOME                                                                 366                51
                                                                                  -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                           40                (1)
       Option transactions                                                             --                --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                   --                --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                           --                --
     Net change in unrealized appreciation (depreciation)
       on investments                                                                 378                57
                                                                                  -------           -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $   784           $   107
                                                                                  =======           =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                                  $10.77            $10.46
                                                                                  =======           =======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                        10.78             10.45
                                                                                  -------           -------
     2Offering price                                                               $11.32            $10.97
                                                                                  =======           =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID
  UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1
  MINUS THE MAXIMUM SALES CHARGE OF 3.25% FOR THE SHORT TERM INCOME, SHORT-INTERMEDIATE BOND, GOVERNMENT INCOME AND INTERMEDIATE MUNICIPAL BOND FUNDS AND 4.75% FOR THE BOND, GLOBAL BOND, PENNSYLVANIA MUNICIPAL BOND AND NEW JERSEY MUNICIPAL BOND FUNDS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    94 & 95

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                                      --------         -------        --------
                                                                      TREASURY          CASH          TAX-FREE
                                                                       RESERVE         RESERVE         RESERVE
                                                                      --------         -------        --------
INVESTMENT INCOME:
   Interest                                                           $ 24,754        $ 27,544         $ 2,735
                                                                      --------        --------         -------
     Total investment income                                            24,754          27,544           2,735
                                                                      --------        --------         -------
EXPENSES:
   Investment advisory fees                                              1,113           1,926             185
   Less: waiver of investment advisory fees                               (401)           (481)            (67)
   Administrative fees                                                   1,781           1,204             296
   Less: waiver of administrative fees                                    (446)           (433)            (74)
   Transfer agent fees & expenses                                           71             117              14
   Custodian fees                                                            1               1              --
   Professional fees                                                        25              10               3
   Registration & filing fees                                                4              60              20
   12b-1 fees                                                               23              64              12
   Trustee fees                                                             10              11               5
   Printing                                                                 65              77               5
   Miscellaneous                                                            63              32              (1)
                                                                      --------        --------         -------
   Total expenses                                                        2,309           2,588             398
                                                                      --------        --------         -------
   NET INVESTMENT INCOME                                                22,445          24,956           2,337
                                                                      --------        --------         -------
   NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain from security
     transactions                                                           14               5              --
                                                                      --------        --------         -------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                  $ 22,459        $ 24,961         $ 2,337
                                                                      ========        ========         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

STATEMENT
OF CHANGES
IN NET ASSETS                                           [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)



                                                                                        -------------------     -------------------
                                                                                               EQUITY                CORE EQUITY
                                                                                             INDEX FUND                FUND(2)
                                                                                        -------------------     -------------------
                                                                                         7/1/97     7/1/96       7/1/97     7/1/96
                                                                                           TO         TO           TO         TO
                                                                                        12/31/97    6/30/97     12/31/97    6/30/97
                                                                                        --------    -------     --------    -------
OPERATIONS:
   Net investment income                                                              $   1,739     $ 3,256      $   579 $   2,927
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                             5,184       3,591       40,986    66,598
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      17,916      55,389       20,773    67,597
                                                                                       --------    --------     --------  --------
   Net increase (decrease) in net assets resulting from operations                       24,839      62,236       62,338   137,122
                                                                                       --------    --------     --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                             (1,685)     (3,225)        (595)   (2,858)
     Class A                                                                                (48)        (28)          --       (49)
     Class B                                                                                 (2)         --           --        --
   Net realized gains:
     Class Y                                                                             (8,013)     (1,484)     (69,731)  (35,253)
     Class A                                                                               (265)         (6)      (2,421)     (977)
     Class B                                                                                (16)         --          (17)       --
                                                                                       --------    --------     --------  --------
       Total dividends distributed                                                      (10,029)     (4,743)     (72,764)  (39,137)
                                                                                       --------    --------     --------  --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                         24,068          --       48,159    56,759
     Reinvestment of cash distributions                                                   8,774          --       63,917    38,110
     Cost of shares redeemed                                                            (25,937)         --      (59,580)  (89,855)
                                                                                       --------    --------     --------  --------
     Increase in net assets from Class Y transactions                                     6,905          --       52,496     5,014
                                                                                       --------    --------     --------  --------
   Class A:
     Proceeds from shares issued                                                          4,631      43,492        2,811     3,395
     Reinvestment of cash distributions                                                     330       4,960        2,403     1,038
     Cost of shares redeemed                                                               (655)    (30,407)      (1,722)   (2,376)
                                                                                       --------    --------     --------  --------
     Increase in net assets from Class A transactions                                     4,306      18,045        3,492     2,057
                                                                                       --------    --------     --------  --------
   Class B:
     Proceeds from shares issued                                                            732       4,101          132        --
     Reinvestment of cash distributions                                                      18          34           17        --
     Cost of shares redeemed                                                                 (5)       (103)          --        --
                                                                                       --------    --------     --------  --------
     Increase (decrease) in net assets from Class B transactions                            745       4,032          149        --
                                                                                       --------    --------     --------  --------
Increase in net assets derived from capital share transactions                           11,956      22,077       56,137     7,071
                                                                                       --------    --------     --------  --------
     Net increase (decrease) in net assets                                               26,766      79,570       45,711   105,056
                                                                                       --------    --------     --------  --------
NET ASSETS:
   Beginning of period                                                                  245,920     166,350      531,058   426,002
                                                                                       --------    --------     --------  --------
   End of period                                                                       $272,686    $245,920     $576,769  $531,058
                                                                                       ========    ========     ========  ========

                                                                                       -------------------   ------------------
                                                                                             GROWTH                SPECIAL
                                                                                           EQUITY FUND           EQUITY FUND
                                                                                       -------------------   ------------------
                                                                                        7/1/97     7/1/96     7/1/97    7/1/96
                                                                                          TO         TO         TO        TO
                                                                                       12/31/97    6/30/97   12/31/97   6/30/97
                                                                                       --------    -------   --------   -------
OPERATIONS:
   Net investment income                                                                $  (135) $    399     $ (201) $    121
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                            11,173    14,635      7,997     7,793
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      10,360    12,411     (1,796)    3,603
                                                                                       --------  --------    -------   -------
   Net increase (decrease) in net assets resulting from operations                       21,398    27,445      6,000    11,517
                                                                                       --------  --------    -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                                --       (393)        --      (177)
     Class A                                                                                --         (3)       --         (2)
     Class B                                                                                 --        --         --        --
   Net realized gains:
     Class Y                                                                            (11,719)  (13,864)      (350)  (13,011)
     Class A                                                                               (400)     (404)    (9,099)     (307)
     Class B                                                                                 (7)       --        (15)       --
                                                                                       --------  --------    -------   -------
       Total dividends distributed                                                      (12,126)  (14,664)    (9,464)  (13,497)
                                                                                       --------  --------    -------   -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                         18,945        --      7,178        --
     Reinvestment of cash distributions                                                  10,162        --      8,424        --
     Cost of shares redeemed                                                            (23,121)       --    (10,285)       --
                                                                                       --------  --------    -------   -------
     (Decrease) in net assets from Class Y transactions                                   5,986        --      5,317        --
                                                                                       --------  --------    -------   -------
   Class A:
     Proceeds from shares issued                                                            728    38,807        516    13,884
     Reinvestment of cash distributions                                                     400    12,752        349    13,074
     Cost of shares redeemed                                                               (390)  (36,303)      (179)  (16,684)
                                                                                       --------  --------    -------   -------
     Increase in net assets from Class A transactions                                       738    15,256        686    10,274
                                                                                       --------  --------    -------   -------
   Class B:
     Proceeds from shares issued                                                            102     1,712        124     1,020
     Reinvestment of cash distributions                                                       7       410         15       310
     Cost of shares redeemed                                                                --     (1,001)       --       (121)
                                                                                       --------  --------    -------   -------
     Increase (decrease) in net assets from Class B transactions                            109     1,121        139     1,209
                                                                                       --------  --------    -------   -------
Increase in net assets derived from capital share transactions                            6,833    16,377      6,142    11,483
                                                                                       --------  --------    -------   -------
     Net increase (decrease) in net assets                                               16,105    29,158      2,678     9,503
                                                                                       --------  --------    -------   -------
NET ASSETS:
   Beginning of period                                                                  152,393   123,235     74,327    64,824
                                                                                       --------  --------    -------   -------
   End of period                                                                       $168,498  $152,393    $77,005   $74,327
                                                                                       ========  ========    =======   =======

                                                                                        -------------------      -------------------
                                                                                            INTERNATIONAL             BALANCED
                                                                                             GROWTH FUND                FUND
                                                                                        -------------------      -------------------
                                                                                         7/1/97     7/1/96        7/1/97     7/1/96
                                                                                           TO         TO            TO         TO
                                                                                        12/31/97    6/30/97      12/31/97    6/30/97
                                                                                        --------    -------      --------    -------
OPERATIONS:
   Net investment income                                                                $    285    $   969       $ 1,335 $   3,139
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                              1,974      5,290         3,960     7,717
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      (10,192)    15,689         3,388     6,601
                                                                                        --------   --------      --------  --------
   Net increase (decrease) in net assets resulting from operations                        (7,933)    21,948         8,683    17,457
                                                                                        --------   --------      --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                              (1,958)    (3,802)       (1,280)   (3,056)
     Class A                                                                                 (22)       (53)          (48)      (92)
     Class B                                                                                  --         --            (2)       --
   Net realized gains:
     Class Y                                                                              (6,263)    (8,375)       (6,356)   (5,885)
     Class A                                                                                 (93)      (130)         (282)     (184)
     Class B                                                                                  (1)        --           (28)       --
                                                                                        --------   --------      --------  --------
       Total dividends distributed                                                        (8,337)   (12,360)       (7,996)   (9,217)
                                                                                        --------   --------      --------  --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                          43,065     34,899        11,645        --
     Reinvestment of cash distributions                                                    7,249     11,015         6,080        --
     Cost of shares redeemed                                                             (38,992)   (31,528)      (10,793)       --
                                                                                        --------   --------      --------  --------
     (Decrease) in net assets from Class Y transactions                                   11,322     14,386         6,932        --
                                                                                        --------   --------      --------  --------
   Class A:
     Proceeds from shares issued                                                             358        489         1,546    23,565
     Reinvestment of cash distributions                                                       11        178           323     8,737
     Cost of shares redeemed                                                                (238)      (506)         (519)  (29,150)
                                                                                        --------   --------      --------  --------
     Increase in net assets from Class A transactions                                        131        161         1,350     3,152
                                                                                        --------   --------      --------  --------
   Class B:
     Proceeds from shares issued                                                              14         --           568     1,285
     Reinvestment of cash distributions                                                        1         --            30       293
     Cost of shares redeemed                                                                  --         --           --       (833)
                                                                                        --------   --------      --------  --------
     Increase (decrease) in net assets from Class B transactions                              15         --           598       745
                                                                                        --------   --------      --------  --------
Increase in net assets derived from capital share transactions                            11,468     14,547         8,880     3,897
                                                                                        --------   --------      --------  --------
     Net increase (decrease) in net assets                                                (4,802)    24,135         9,567    12,137
                                                                                        --------   --------      --------  --------
NET ASSETS:
   Beginning of period                                                                   165,548    141,413       117,840   105,703
                                                                                        --------   --------      --------  --------
   End of period                                                                        $160,746   $165,548      $127,407  $117,840
                                                                                        ========   ========      ========  ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
(2) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    98 & 99

STATEMENT
OF CHANGES
IN NET ASSETS                                          [SQUARE BULLET]  COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                             ---------------- ----------------- ----------------
                                                                                   SHORT-
                                                                SHORT TERM      INTERMEDIATE       GOVERNMENT
                                                                INCOME FUND       BOND FUND        INCOME FUND
                                                             ---------------- ----------------- ----------------

                                                              7/1/97  7/1/96   7/1/97   7/1/96   7/1/97  7/1/96
                                                                TO      TO       TO       TO       TO      TO
                                                             12/31/97 6/30/97 12/31/97  6/30/97 12/31/97 6/30/97
                                                             -------- ------- --------  ------- -------- -------
OPERATIONS:
   Net investment income                                     $ 1,028 $ 1,757  $  5,016 $ 10,074   $  676 $  1,293
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                       8      (8)      461      (26)      88     (156)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                  68      91     1,670      993      505      434
                                                             ------- -------  -------- --------  -------  -------
   Net increase in net assets resulting from operations        1,104   1,840     7,147   11,041    1,269    1,571
                                                             ------- -------  -------- --------  -------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                  (1,015) (1,748)   (4,933)  (9,902)    (624)  (1,204)
     Class A                                                     (13)     (9)      (77)    (172)     (51)     (90)
   Net realized gains:
     Class Y                                                      --      --        --       --      --        --
     Class A                                                      --      --        --       --       --       --
                                                             ------- -------  -------- --------  -------  -------
       Total dividends distributed                            (1,028) (1,757)   (5,010) (10,074)    (675)  (1,294)
                                                             ------- -------  -------- --------  -------  -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                               6,147  16,475    20,016   45,113    3,060    8,152
     Reinvestment of cash distributions                          880   1,808     4,505    9,516      352      612
     Cost of shares redeemed                                  (6,908)(11,486)  (19,785) (52,263)  (1,936)  (3,957)
                                                             ------- -------  -------- --------  -------  -------
     Increase (decrease) in net assets from Class Y
        transactions                                             119   6,797     4,736    2,366    1,476    4,807
                                                             ------- -------  -------- --------  -------  -------
   Class A:
     Proceeds from shares issued                                  63     483       289      391      308      579
     Reinvestment of cash distributions                           13       9        59      143       43       85
     Cost of shares redeemed                                      --      (1)     (305)    (865)    (229)    (311)
                                                             ------- -------  -------- --------  -------  -------
     Increase (decrease) in net assets from Class A
         transactions                                             76     491        43     (331)     122      353
                                                             ------- -------  -------- --------  -------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                            195   7,288     4,779    2,035    1,598    5,160
                                                             ------- -------  -------- --------  -------  -------
     Net increase (decrease) in net assets                       271   7,371     6,916    3,002    2,192    5,437
                                                             ------- -------  -------- --------  -------  -------
NET ASSETS:
   Beginning of period                                        37,504  30,133   165,905  162,903   20,667   15,230
                                                             ------- -------  -------- --------  -------  -------
   End of period                                             $37,775 $37,504  $172,821 $165,905  $22,859  $20,667
                                                             ======= =======  ======== ========  =======  =======

                                                               -----------------       -----------------      ------------------
                                                                                                                 INTERMEDIATE
                                                                      BOND                  GLOBAL                MUNICIPAL
                                                                      FUND                 BOND FUND               BOND FUND
                                                               -----------------       -----------------      ------------------

                                                                7/1/97    7/1/96        7/1/97   7/1/96        7/1/97    7/1/96
                                                                  TO        TO            TO       TO            TO        TO
                                                               12/31/97   6/30/97      12/31/97  6/30/97      12/31/97   6/30/97
                                                               --------   -------      --------  -------      --------   -------
OPERATIONS:
   Net investment income                                         $ 5,627 $ 12,245        $   931  $ 1,774         $  39 $     71
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                       1,499     (735)             9      423             3       (6)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                   3,530    2,749           (188)    (149)           35       25
                                                                -------- --------        -------  -------       -------  -------
   Net increase in net assets resulting from operations           10,656   14,259            753    2,048            77       90
                                                                -------- --------        -------  -------       -------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                      (5,574) (12,161)        (1,509)  (2,621)          (20)     (34)
     Class A                                                         (53)     (84)           (10)     (13)          (19)     (37)
   Net realized gains:
     Class Y                                                          --       --             --       --            --       --
     Class A                                                          --       --             --       --            --       --
                                                                -------- --------        -------  -------       -------  -------
       Total dividends distributed                                (5,627) (12,245)        (1,519)  (2,634)          (39)     (71)
                                                                -------- --------        -------  -------       -------  -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                  11,940   18,942            911      107            34      841
     Reinvestment of cash distributions                            5,007   12,215          1,285    2,670             7       12
     Cost of shares redeemed                                     (30,726) (49,397)          (400)    (602)         (147)    (269)
                                                                -------- --------        -------  -------       -------  -------
     Increase (decrease) in net assets from Class Y transactions (13,779) (18,240)         1,796    2,175          (106)     584
                                                                -------- --------        -------  -------       -------  -------
   Class A:
     Proceeds from shares issued                                     427      579             69       31            66       80
     Reinvestment of cash distributions                               46       78             10       15            17       37
     Cost of shares redeemed                                        (117)    (323)           (10)     (13)          (95)    (186)
                                                                -------- --------        -------  -------       -------  -------
     Increase (decrease) in net assets from Class A transactions     356      334             69       33           (12)     (69)
                                                                -------- --------        -------  -------       -------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                            (13,423) (17,906)         1,865    2,208          (118)     515
                                                                -------- --------        -------  -------       -------  -------
     Net increase (decrease) in net assets                        (8,394) (15,892)         1,099    1,622           (80)     534
                                                                -------- --------        -------  -------       -------  -------
NET ASSETS:
   Beginning of period                                           183,986  199,878         34,772   33,150         1,952    1,418
                                                                -------- --------        -------  -------       -------  -------
   End of period                                                $175,592 $183,986        $35,871  $34,772       $ 1,872  $ 1,952
                                                                ======== ========        =======  =======       =======  =======

                                                               ------------------      -----------------
                                                                  PENNSYLVANIA            NEW JERSEY
                                                                    MUNICIPAL              MUNICIPAL
                                                                    BOND FUND              BOND FUND
                                                               ------------------      -----------------

                                                                7/1/97    7/1/96        7/1/97   7/1/96
                                                                  TO        TO            TO       TO
                                                               12/31/97   6/30/97      12/31/97  6/30/97
                                                               --------   -------      --------  -------
OPERATIONS:
   Net investment income                                          $  366  $    583        $  51 $      81
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                          40        20           (1)       (3)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                     378       240           57        24
                                                                 -------   -------      -------   -------
   Net increase in net assets resulting from operations              784       843          107       102
                                                                 -------   -------      -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                        (290)     (521)         (40)      (65)
     Class A                                                         (76)      (62)         (11)      (16)
   Net realized gains:
     Class Y                                                          --        --           --        (8)
     Class A                                                          --        --           --        (2)
                                                                 -------   -------      -------   -------
       Total dividends distributed                                  (366)     (583)         (51)      (91)
                                                                 -------   -------      -------   -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                   2,871     3,530          172       525
     Reinvestment of cash distributions                              126       297           14        14
     Cost of shares redeemed                                        (586)   (2,772)        (102)     (388)
                                                                 -------   -------      -------   -------
     Increase (decrease) in net assets from Class Y transactions   2,411     1,055           84       151
                                                                 -------   -------      -------   -------
   Class A:
     Proceeds from shares issued                                   2,567     1,341          168        99
     Reinvestment of cash distributions                               64        56            9        15
     Cost of shares redeemed                                        (133)     (420)         (72)      (22)
                                                                 -------   -------      -------   -------
     Increase (decrease) in net assets from Class A transactions   2,498       977          105        92
                                                                 -------   -------      -------   -------
Increase (decrease) in net assets derived from capital
   share transactions                                              4,909     2,032          189       243
                                                                 -------   -------      -------   -------
     Net increase (decrease) in net assets                         5,327     2,292          245       254
                                                                 -------   -------      -------   -------
NET ASSETS:
   Beginning of period                                            12,175     9,883        1,875     1,621
                                                                 -------   -------      -------   -------
   End of period                                                 $17,502   $12,175      $ 2,120   $ 1,875
                                                                 =======   =======      =======   =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    100 & 101

STATEMENT
OF CHANGES
IN NET ASSETS                                           [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                       -------------------    -------------------   ------------------
                                                            TREASURY                 CASH                TAX-FREE
                                                             RESERVE                RESERVE               RESERVE
                                                       -------------------    -------------------   ------------------
                                                        7/1/97     7/1/96      7/1/97     7/1/96     7/1/97    7/1/96
                                                          TO         TO          TO         TO         TO        TO
                                                       12/31/97    6/30/97    12/31/97    6/30/97   12/31/97   6/30/97
                                                       --------    -------    --------    -------   --------   -------
OPERATIONS:
   Net investment income                             $   22,445  $   43,860  $  24,956  $   44,127  $  2,337 $   3,787
   Net realized gain (loss) on securities transactions       14           8          5           1        --        (1)
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Net increase in net assets resulting from operations  22,459      43,868     24,961      44,128     2,337     3,786
                                                     ----------  ---------- ----------  ----------  -------- ---------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                            (22,007)    (43,173)   (23,686)    (43,042)   (2,224)   (3,677)
     Class C                                               (438)       (687)    (1,270)     (1,085)     (135)      (86)
                                                     ----------  ---------- ----------  ----------  -------- ---------
       Total dividends distributed                      (22,445)    (43,860)   (24,956)    (44,127)   (2,359)   (3,763)
                                                     ----------  ---------- ----------  ----------  -------- ---------
CAPITAL SHARE TRANSACTIONS:
   Class Y
     Proceeds from shares issued                      1,198,732   2,548,964  1,003,078   2,154,887   170,940   392,069
     Reinvestment of cash distributions                   1,462       4,246      1,865       3,136        96       229
     Cost of shares redeemed                         (1,228,616) (2,610,396)  (961,599) (2,061,985) (137,772) (376,938)
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets from Class Y
       transactions                                     (28,422)    (57,186)    70,344      96,038    33,264    15,360
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Class C
     Proceeds from shares issued                         34,333      12,429    107,066      44,890    24,342     3,779
     Reinvestment of cash distributions                     272         264      1,229       1,023       132        79
     Cost of shares redeemed                            (22,458)    (19,933)   (56,508)    (37,956)  (15,279)   (3,506)
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets from Class C
       transactions                                      12,147      (7,240)    51,787       7,957     9,195       352
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Class B
     Proceeds from shares issued                             --          --         88          --        --        --
     Reinvestment of cash distributions                      --          --         --          --        --        --
     Cost of shares redeemed                                 --          --         (8)         --        --        --
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase in net assets from Class B
       transactions                                          --          --         80          --        --        --
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets derived from
       capital share transactions                        16,275     (64,426)   122,211     103,995    42,459    15,712
                                                     ----------  ---------- ----------  ----------  -------- ---------
       Net (decrease) increase in net assets             16,261     (64,418)   122,216     103,996    42,437    15,735
                                                     ----------  ---------- ----------  ----------  -------- ---------
NET ASSETS:
   Beginning of period                                  847,530     911,948    913,944     809,948   122,781   107,046
                                                     ----------  ---------- ----------  ----------  -------- ---------
   End of period                                     $  831,269  $  847,530 $1,036,160  $  913,944  $165,218 $ 122,781
                                                     ==========  ========== ==========  ==========  ======== =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


For a Share Outstanding Throughout the Period

                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE   INVESTMENT     UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING   INCOME    GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   (LOSS)     ON SECURITIES      INCOME         GAINS       OF PERIOD    RETURN8   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y**
   1997(A)     $37.39 $ 0.26         $ 3.50          $(0.26)        $(1.24)       $39.65     10.12%+ $262,831    0.37%
   1997         28.47   0.51           9.16           (0.51)         (0.24)        37.39     34.44    241,413    0.37
   1996         23.79   0.51           5.47           (0.51)         (0.79)        28.47     25.69    166,350    0.35
   1995         20.54   0.52           4.24           (0.52)         (0.99)        23.79     24.45    112,533    0.37
   1994         20.97   0.55          (0.43)          (0.55)            --         20.54      0.55     72,552    0.35
   1993         19.22   0.52           1.84           (0.52)         (0.09)        20.97     12.39     50,551    0.49
   1992         18.46   0.52           1.80           (0.48)         (1.08)        19.22     12.59     20,166    0.57
   19911        19.48   0.03          (0.94)          (0.02)         (0.09)        18.46     (4.64)+   12,117    0.97
   CLASS A
   1997(A)     $37.37 $ 0.26         $ 3.51          $(0.24)        $(1.24)       $39.66      2.74%+ $  9,113    0.37%
   1997(10)     29.62   0.32           8.05           (0.38)         (0.24)        37.37     28.58+     4,507    0.37
   CLASS B
   1997(A)(12) $39.16 $ 0.16         $ 1.27          $(0.23)        $(1.24)       $39.12      3.37%+ $    742    1.37%

-------------------
CORE EQUITY FUND(9)
-------------------
   CLASS Y*
   1997(A)     $21.11 $   --         $ 2.41          $   --         $(2.92)       $20.60     11.87%+ $557,593    0.99%
   1997         17.26   0.12           5.32           (0.12)         (1.47)        21.11     33.10    515,015    0.98
   1996         17.07   0.14           1.49           (0.14)         (1.30)        17.26     19.24    414,824    0.97
   INSTITUTIONAL CLASS*
   1995        $15.00 $ 0.19         $ 2.87          $(0.19)        $(0.80)       $17.07     22.00%  $378,352    1.05%
   CLASS A*
   1997(A)     $21.13 $   --         $ 2.40          $   --         $(2.92)       $20.61     11.70%+ $ 19,043    1.24%
   1997         17.28   0.07           5.32           (0.07)         (1.47)        21.13     32.74     16,043    1.23
   1996         17.08   0.12           1.49           (0.11)         (1.30)        17.28     19.11     11,178    1.22
   RETAIL CLASS*
   1995        $15.00 $ 0.18         $ 2.87          $(0.17)        $(0.80)       $17.08     21.94%  $  6,591    1.34%
   PRIOR CLASS
   1994        $15.39 $ 0.11         $ 0.22          $(0.11)        $(0.61)       $15.00      2.21%  $ 50,128    1.49%
   1993         13.93   0.14           1.89           (0.14)         (0.43)        15.39     14.90     45,677    1.20
   1992         13.08   0.19           1.02           (0.19)         (0.17)        13.93      9.27     28,103    0.92
   1991          8.95   0.26           4.13           (0.26)            --         13.08     49.37     12,830    0.54
   1990(2)      10.00   0.14          (1.05)          (0.14)            --          8.95     (9.22)     5,982    0.65
   CLASS B
   1997(A)(12) $23.05 $(4.44)        $ 2.62          $   --         $(2.92)       $18.31     (7.39)%+$    133    1.99%

------------------
GROWTH EQUITY FUND
------------------
   CLASS Y**
   1997(A)     $15.43 $ 0.01         $ 2.16          $   --         $(1.24)       $16.33     14.11%+ $162,698    0.96%
   1997         14.19   0.04           2.81           (0.04)         (1.57)        15.43     21.67    147,700    0.96
   1996         11.18   0.08           3.36           (0.08)         (0.35)        14.19     31.36    120,073    0.89
   1995          9.11   0.08           2.07           (0.08)            --         11.18     23.71     91,345    0.76
   1994          9.95   0.05          (0.84)          (0.05)            --          9.11     (8.01)    64,877    0.69
   1993          8.74   0.08           1.21           (0.08)            --          9.95     14.76     63,777    0.43
   19923        10.00   0.05          (1.26)          (0.05)            --          8.74    (12.05)+   33,418    0.14
   CLASS A**
   1997(A)     $15.39 $(0.03)        $ 2.15          $   --         $(1.24)       $16.27     14.02%+ $  5,699    1.21%
   1997         14.17   0.01           2.79           (0.01)         (1.57)        15.39     21.29      4,693    1.21
   1996         11.17   0.05           3.35           (0.05)         (0.35)        14.17     31.00      3,162    1.14
   1995          9.10   0.06           2.07           (0.06)            --         11.17     23.44      2,043    1.01
   1994          9.95   0.04          (0.85)          (0.04)            --          9.10     (8.13)     1,730    0.94
   19934         9.80   0.03           0.15           (0.03)            --          9.95      1.80+     5,224    0.80
   CLASS B
   1997(A)(13) $17.32 $(0.02)        $ 0.13          $   --         $(1.24)       $16.19      0.85%+ $    101    1.96%


                               RATIO    RATIO OF NET
                  RATIO     OF EXPENSES INCOME (LOSS)
                  OF NET    TO AVERAGE   TO AVERAGE
                  INCOME    NET ASSETS   NET ASSETS   PORTFOLIO  AVG.
                 TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER   COMM.
                 NET ASSETS   WAIVERS)    WAIVERS)     RATE***  RATE11
                 ----------  ----------- ------------ --------- ------
-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y*
   1997(A)         1.30%      0.71%         0.96%         9%  $0.0621
   1997            1.63       0.71          1.29         11    0.0639
   1996            1.94       0.71          1.59         13    0.0641
   1995            2.48       0.76          2.09         27     N/A
   1994            2.63       0.75          2.23         13     N/A
   1993            2.82       0.88          2.43          4     N/A
   1992            2.66       1.06          2.17         27     N/A
   19911           1.79       1.20          1.56         --     N/A
   CLASS A
   1997(A)         1.05%      0.71%         0.71%         9%  $0.0621
   1997(10)        1.51       0.69          1.19         11    0.0639
   CLASS B
   1997(A)(12)     0.30%      1.71%        (0.04)%        9%  $0.0621

-------------------
CORE EQUITY FUND(9)
-------------------
   CLASS Y*
   1997(A)         0.21%      1.05%         0.15%        23%  $0.0658
   1997            0.63       1.03          0.58         79    0.0624
   1996            1.15       1.01          1.11        114    0.0636
   INSTITUTIONAL CLASS*
   1995            1.44%      1.10%         1.44%       119%    N/A
   CLASS A*
   1997(A)        (0.04)%     1.30%        (0.10)%       23%  $0.0658
   1997            0.38       1.28          0.33         79    0.0624
   1996            0.89       1.26          0.85        114    0.0636
   RETAIL CLASS*
   1995            1.23%      1.53%         1.04%       119%    N/A
   PRIOR CLASS
   1994            0.75%      1.51%         0.73%        35%    N/A
   1993            0.94       1.41          0.73         24     N/A
   1992            1.47       1.23          1.17         39     N/A
   1991            2.30       1.48          1.36         68     N/A
   1990(2)         2.29       1.59          1.35         43     N/A
   CLASS B
   1997(A)(12)    (0.79)%     2.30%        (1.10)%       23%  $0.0658

------------------
GROWTH EQUITY FUND
------------------
   CLASS Y*
   1997(A)        (0.15)%     1.05%        (0.24)%       41%  $0.0602
   1997            0.30       1.06          0.20         74    0.0600
   1996            0.64       1.05          0.48         81    0.0601
   1995            0.84       1.10          0.50        113     N/A
   1994            0.48       1.11          0.06        127     N/A
   1993            0.85       1.11          0.17        103     N/A
   19923           1.38       1.12          0.40         66     N/A
   CLASS A*
   1997(A)        (0.40)%     1.30%        (0.49)%       41%  $0.0602
   1997            0.04       1.31         (0.06)        74    0.0600
   1996            0.40       1.30          0.23         81    0.0601
   1995            0.59       1.35          0.25        113     N/A
   1994            0.23       1.36         (0.19)       127     N/A
   19934           0.39       1.48         (0.29)       103     N/A
   CLASS B
   1997(A)(12)    (1.15)%     2.05%        (1.24)%      41%   $0.0602


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE,
   THE FUND'S NET INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH FEBRUARY 20, 1995
   WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF
   SHARES AS OF FEBRUARY 21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND DISTRIBUTIONS FOR EACH
   APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995 THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE
   FINANCIAL HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE PER SHARE INVESTMENT ACTIVITIES
   AND DISTRIBUTIONS REFLECT THIS ALLOCATION. ADDITIONALLY, ON APRIL 15 & 22, 1996 THE CONESTOGA EQUITY AND SPECIAL EQUITY
   FUNDS WERE ACQUIRED BY COREFUNDS, INC.; AT WHICH TIME THE INSTITUTIONAL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED
   FOR CLASS Y SHARES AND THE RETAIL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED FOR CLASS A SHARES.
** ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND, EXCLUDING THE SPECIAL EQUITY FUND, WERE REDESIGNATED CLASS Y AND THE
   SERIES B SHARES OF EACH FUND WERE REDESIGNATED CLASS A.
***FOR THE YEAR ENDED JUNE 30, 1996, TRANSACTIONS RELATING TO THE MERGER WERE EXCLUDED FROM THE CALCULATION OF THE
   PORTFOLIO TURNOVER RATE.
+  THIS FIGURE HAS NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
1  COMMENCED OPERATIONS JUNE 1, 1991. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
2  COMMENCED OPERATIONS FEBRUARY 28, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3  COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD
   HAVE BEEN ANNUALIZED.
4  COMMENCED OPERATIONS JANUARY 4, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period


                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE   INVESTMENT     UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING   INCOME    GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   (LOSS)     ON SECURITIES      INCOME         GAINS       OF PERIOD    RETURN8   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
----------------------
SPECIAL EQUITY FUND(9)
----------------------
   CLASS Y*
   1997(A)     $11.27 $(0.03)        $ 0.90          $   --        $(1.49)       $10.65       8.14%+   $74,025     1.07%
   1997         11.86   0.02           1.81           (0.03)        (2.39)        11.27      17.94      71,980     0.84
   1996         11.42   0.07           2.13           (0.07)        (1.69)        11.86      22.27      63,680     0.34
   INSTITUTIONAL CLASS*
   1995        $ 9.37 $ 0.12         $ 2.12          $(0.12)       $(0.07)       $11.42      24.44%    $57,396     0.32%
   CLASS A*
   1997(A)     $11.25 $(0.03)        $ 0.87          $   --        $(1.49)       $10.60       7.88%+   $ 2,858     1.32%
   1997         11.85     --           1.81           (0.02)        (2.39)        11.25      17.73       2,347     1.14
   1996         11.42   0.08           2.11           (0.07)        (1.69)        11.85      22.14       1,144     0.37
   RETAIL CLASS*
   1995        $ 9.37 $ 0.12         $ 2.12          $(0.12)       $(0.07)       $11.42      24.44%    $   734     0.27%
   PRIOR CLASS
   19945       $10.00 $ 0.06         $(0.63)         $(0.06)       $   --        $ 9.37      (5.72)%   $10,069     0.15%
   CLASS B
   1997(A)(12) $12.80 $(0.01)        $(0.82)         $   --        $(1.49)       $10.48      (6.13)+%  $   122     2.07%

--------------------------
INTERNATIONAL GROWTH FUND
--------------------------
   CLASS Y**
   1997(A)     $14.72  $0.01         $(0.73)         $(0.17)       $(0.55)       $13.28      (4.89)%+ $158,408     0.95%
   1997         13.97   0.14           1.84           (0.37)        (0.86)        14.72      15.43     163,117     1.20
   1996         12.29   0.16           1.86           (0.28)        (0.06)        13.97      16.72     139,275     1.14
   1995         13.18   0.12          (0.17)          (0.04)        (0.80)        12.29      (0.21)    110,838     1.05
   1994         11.71   0.12           1.78           (0.12)        (0.31)        13.18      16.28     108,911     0.99
   1993         10.52   0.10           1.16           (0.07)           --         11.71      12.06      61,655     0.99
   1992         10.10   0.17           0.31              --         (0.06)        10.52       4.90      42,594     0.96
   1991         10.75   0.19          (0.44)          (0.27)        (0.13)        10.10      (2.71)     20,582     0.99
   19906        10.00   0.11           0.86           (0.09)        (0.13)        10.75       9.74+     13,513     1.22
   CLASS A**
   1997(A)     $14.70 $(0.01)        $(0.73)         $(0.13)       $(0.55)       $13.28      (4.98)%+ $  2,324     1.20%
   1997         13.96   0.09           1.85           (0.34)        (0.86)        14.70      15.09       2,431     1.45
   1996         12.27   0.11           1.89           (0.25)        (0.06)        13.96      16.54       2,138     1.39
   1995         13.17   0.09          (0.17)          (0.02)        (0.80)        12.27      (0.48)      1,943     1.30
   1994         11.71   0.06           1.82           (0.11)        (0.31)        13.17      16.08       2,019     1.24
   19934        10.07   0.05           1.59              --            --         11.71      16.29+        344     1.15
   CLASS B
   1997(A)(15) $13.79 $(0.02)        $ 0.22          $(0.16)       $(0.55)       $13.28       1.46%+  $     14     2.16%

--------------
BALANCED FUND
--------------
   CLASS Y**
   1997(A)     $13.52  $0.15         $ 0.83          $(0.15)       $(0.75)       $13.60       7.31%+  $121,302     0.82%
   1997         12.59   0.36           1.61           (0.36)        (0.68)        13.52      16.44     113,642     0.78
   1996         11.06   0.33           1.68           (0.33)        (0.15)        12.59      18.41     102,515     0.81
   1995          9.88   0.35           1.21           (0.35)        (0.03)        11.06      16.21      61,092     0.73
   1994         10.39   0.35          (0.51)          (0.35)           --          9.88      (1.62)     42,429     0.62
   19934        10.00   0.16           0.39           (0.16)           --         10.39       5.52+     29,434     0.45
   CLASS A**
   1997(A)     $13.52  $0.12         $ 0.84          $(0.13)       $(0.75)       $13.60       7.19%+  $  5,532     1.07%
   1997         12.59   0.32           1.61           (0.32)        (0.68)        13.52      16.15       4,198     1.03
   1996         11.06   0.30           1.68           (0.30)        (0.15)        12.59      18.13       3,188     1.06
   1995          9.89   0.34           1.19           (0.33)        (0.03)        11.06      15.84       2,344     0.98
   1994         10.38   0.31          (0.49)          (0.31)           --          9.89      (1.86)      2,222     0.87
   19937        10.00   0.16           0.38           (0.16)           --         10.38       2.50+        701     0.55
   CLASS B
   1997(A)(14) $14.39  $0.09         $(0.09)         $ 0.13        $(0.75)       $13.51      (0.45)%+ $    573     1.82%

                           RATIO    RATIO OF NET
              RATIO     OF EXPENSES INCOME (LOSS)
              OF NET    TO AVERAGE   TO AVERAGE
              INCOME    NET ASSETS   NET ASSETS   PORTFOLIO  AVG.
             TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER   COMM.
             NET ASSETS   WAIVERS)    WAIVERS)     RATE***  RATE11
             ----------  ----------- ------------ --------- ------
-----------
SPECIAL EQU
-----------
   CLASS Y*
   1997(A)     (0.44)%      1.81%       (1.18)%       32%  $0.0628
   1997         0.19        1.82        (0.79)        74   $0.0581
   1996         0.94        1.79        (0.51)        72    0.0539
   INSTITUTIONAL CLASS*
   1995         1.14%       1.97%       (0.51)%      129%     N/A
   CLASS A*
   1997(A)     (0.69)%      2.06%       (1.43)%       32%  $0.0628
   1997        (0.12)       2.07        (1.05)        74   $0.0581
   1996         0.91        1.82        (0.55)        72    0.0539
   RETAIL CLASS*
   1995         1.29%       2.24%       (0.68)%      129%     N/A
   PRIOR CLASS
   19945        1.06%       2.10%       (0.89)%       39%     N/A
   CLASS B
   1997(A)(12) (1.44)%      2.81%       (2.18)%       32%  $0.0628

------------------------------
INTERNATIONATIONAL GROWTH FUND
------------------------------
   CLASS Y**
   1997(A)      0.47%       1.04%        0.38%        25%  $0.0024
   1997         0.82        1.29         0.73         59    0.0080
   1996         1.05        1.25         0.94         41    0.0270
   1995         0.98        1.19         0.84         59      N/A
   1994         0.23        1.18         0.04         67      N/A
   1993         1.22        1.28         0.93         59      N/A
   1992         1.67        1.40         1.23         87      N/A
   1991         1.80        1.56         1.23         49      N/A
   19906        2.57        1.99         1.80         20      N/A
   CLASS A**
   1997(A)      0.23%       1.29%        0.14%        25%  $0.0024
   1997         0.57        1.54         0.48         59    0.0080
   1996         0.80        1.50         0.69         41    0.0270
   1995         0.73        1.44         0.59         59      N/A
   1994         0.05        1.43        (0.14)        67      N/A
   19934        1.51        1.44         1.22         59      N/A
   CLASS B
   1997(A)(15) (1.15)%      2.23%       (1.22%)       25%  $0.0024

-------------
BALANCED FUND
-------------
   CLASS Y**
   1997(A)      2.12%       1.03%        1.91%        30%  $0.0601
   1997         2.79        1.00         2.57         54    0.0600
   1996         2.79        1.03         2.57         74    0.0621
   1995         3.51        1.07         3.17         46      N/A
   1994         3.46        1.08         3.00         56      N/A
   19934        3.38        1.39         2.45         21      N/A
   CLASS A**
   1997(A)      1.87%       1.28%        1.66%        30%  $0.0601
   1997         2.54        1.25         2.32         54    0.0600
   1996         2.53        1.27         2.32         74    0.0621
   1995         3.27        1.32         2.93         46      N/A
   1994         3.21        1.33         2.75         56      N/A
   19937        5.76        1.48         4.83         21      N/A
   CLASS B
   1997(A)(14) (1.12)%      2.03%        0.91%        30%  $0.0601

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
5  COMMENCED OPERATIONS MARCH 15, 1994. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
6  COMMENCED OPERATIONS FEBRUARY 12, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
7  COMMENCED OPERATIONS MARCH 16, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
8  TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES LOAD. ADDITIONALLY TOTAL RETURN FOR CLASS Y & CLASS A FOR THE CORE
   EQUITY & SPECIAL EQUITY FUNDS FOR 1996 ARE FOR AN EIGHT MONTH PERIOD ENDED JUNE 30, 1997.
9  THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996 REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO
   JUNE 30, 1996.  ALL PRIOR YEARS ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.
10 COMMENCED OPERATIONS ON OCTOBER 9, 1996. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
11 AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING
   THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
12 COMMENCED OPERATIONS ON NOVEMBER 7, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
13 COMMENCED OPERATIONS ON NOVEMBER 18, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
14 COMMENCED OPERATIONS ON NOVEMBER 5, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
15 COMMENCED OPERATIONS ON NOVEMBER 24, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


For a Share Outstanding Throughout the Period

              NET                                                                                      NET
             ASSET                 REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                ASSETS     RATIO
             VALUE      NET        UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   INCOME     ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN10  (000)    NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
-------------------------
SHORT TERM INCOME FUND11
-------------------------
   CLASS Y*
   1997(A)  $ 9.97    $0.28          $ 0.02        $(0.28)         $  --         $ 9.99      3.00%+ $ 37,203     0.49%
   1997       9.94     0.53            0.03         (0.53)            --           9.97      5.82     37,011     0.47
   1996      10.05     0.36           (0.08)        (0.38)          (0.01)         9.94      2.78     30,132     0.51
   INSTITUTIONAL CLASS*
   19951    $10.00    $0.25          $ 0.03        $(0.23)         $  --         $10.05      2.57%+ $ 36,059     0.63%
   CLASS A*
   1997(A)  $ 9.96    $0.26          $ 0.02        $(0.26)         $  --         $ 9.98      2.87%+ $    570     0.74%
   1997       9.93     0.51            0.03         (0.51)            --           9.96      5.59        493     0.73
   1996      10.04     0.35           (0.10)        (0.35)          (0.01)         9.93      2.55          1     0.76
   RETAIL CLASS*
   19952    $10.01    $0.23           $0.02        $(0.22)         $  --         $10.04      2.87%+ $     11     0.88%

-----------------------------
SHORT-INTERMEDIATE BOND FUND
-----------------------------
   CLASS Y**
   1997(A)  $ 9.83    $0.29          $ 0.12        $(0.29)         $  --         $ 9.95      4.25%+ $169,990     0.51%
   1997       9.76     0.59            0.07         (0.59)            --           9.83      6.90    163,153     0.49
   1996       9.84     0.57           (0.08)        (0.57)            --           9.76      5.05    159,841     0.55
   1995       9.63     0.53            0.21         (0.53)            --           9.84      8.22     55,128     0.60
   1994      10.18     0.43           (0.53)        (0.43)          (0.02)         9.63     (0.32)    48,379     0.58
   1993      10.01     0.47            0.31         (0.47)          (0.14)        10.18      7.90     44,692     0.42
   19923     10.00     0.23            0.01         (0.23)            --          10.01      2.49+    22,623     0.11
   CLASS A**
   1997(A)  $ 9.83    $0.28          $ 0.12        $(0.28)         $  --         $ 9.95      4.14%+ $  2,831     0.76%
   1997       9.76     0.56            0.07         (0.56)            --           9.83      6.64      2,752     0.74
   1996       9.84     0.54           (0.08)        (0.54)            --           9.76      4.79      3,062     0.81
   1995       9.63     0.54            0.20         (0.53)            --           9.84      7.95      1,961     0.85
   1994      10.18     0.41           (0.53)        (0.41)          (0.02)         9.63     (0.56)     9,365     0.83
   19934     10.01     0.20            0.17         (0.20)            --          10.18      3.95+     5,752     0.75

-----------------------
GOVERNMENT INCOME FUND
-----------------------
   CLASS Y**
   1997(A)  $ 9.76    $0.31          $ 0.27        $(0.31)         $  --         $10.03      6.00%+ $ 21,032     0.73%
   1997       9.62     0.62            0.14         (0.62)            --           9.76      8.15     19,007     0.70
   1996       9.83     0.61           (0.21)        (0.61)            --           9.62      4.09     13,943     0.64
   1995       9.52     0.62            0.31         (0.62)            --           9.83     10.26     11,305     0.59
   1994      10.18     0.50           (0.62)        (0.50)          (0.04)         9.52     (1.34)     9,089     0.50
   19935     10.00     0.13            0.18         (0.13)            --          10.18      3.12+     6,323     0.44
   CLASS A**
   1997(A)  $ 9.76    $0.30          $ 0.27        $(0.30)         $  --         $10.03      5.86%+ $  1,827     0.98%
   1997       9.62     0.60            0.14         (0.60)            --           9.76      7.88      1,660     0.95
   1996       9.84     0.58           (0.22)        (0.58)            --           9.62      3.73      1,287     0.88
   1995       9.51     0.61            0.33         (0.61)            --           9.84     10.23      1,374     0.85
   1994      10.17     0.47           (0.62)        (0.47)          (0.04)         9.51     (1.57)     1,536     0.75
   19938     10.00     0.07            0.17         (0.07)            --          10.17      1.71+       201     0.63

------------
BOND FUND11
------------
   CLASS Y*
   1997(A)  $10.24    $0.32          $ 0.29        $(0.32)         $  --         $10.53      6.06%+ $173,565     0.57%
   1997      10.15     0.64            0.09         (0.64)            --          10.24      7.43    182,364     0.56
   1996      10.55     0.43           (0.30)        (0.45)          (0.08)        10.15      1.23    198,605     0.55
   INSTITUTIONAL CLASS*
   1995    $  9.81    $0.61          $ 0.71        $(0.58)         $  --         $10.55     13.87%  $194,442     0.71%
   CLASS A*
   1997(A)  $10.24    $0.31          $ 0.29        $(0.31)         $  --         $10.53      5.93%+ $  2,027     0.82%
   1997      10.15     0.62            0.09         (0.62)            --          10.24      7.15      1,622     0.81
   1996      10.56     0.44           (0.33)        (0.44)          (0.08)        10.15      0.98      1,273     0.80
   RETAIL CLASS*
   1995    $  9.81    $0.60          $ 0.72        $(0.57)         $  --         $10.56     13.83%  $  1,373     0.97%
   PRIOR CLASS
   1994     $11.18    $0.53          $(1.04)       $(0.52)         $(0.34)       $ 9.81     (4.75)% $ 23,377     1.01%
   1993      10.89     0.56            0.54         (0.56)          (0.25)        11.18     10.63     27,346     0.88
   1992      10.65     0.70            0.32         (0.68)          (0.10)        10.89      9.82     15,180     0.46
   1991       9.96     0.78            0.69         (0.78)            --          10.65     15.16      7,255     0.47
   19906     10.00     0.50           (0.04)        (0.50)            --           9.96      4.64+     4,593     0.68

                             RATIO    RATIO OF NET
                RATIO     OF EXPENSES INCOME (LOSS)
                OF NET    TO AVERAGE   TO AVERAGE
                INCOME    NET ASSETS   NET ASSETS   PORTFOLIO
               TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER
               NET ASSETS   WAIVERS)    WAIVERS)     RATE***
               ----------  ----------- ------------ ---------
------------------------
SHORT TERM INCOME FUND11
------------------------
   CLASS Y*
   1997(A)       5.48%       1.07%        4.90%        28%
   1997          5.37        1.05         4.79         99
   1996          5.31        1.03         4.79        102
   INSTITUTIONAL CLASS*
   19951         5.43%       1.08%        4.98%        40%
   CLASS A*
   1997(A)       5.23%       1.32%        4.65%        28%
   1997          5.18        1.32         4.59         99
   1996          5.05        1.25         4.56        102
   RETAIL CLASS*
   19952         5.05%       1.33%        4.60%        40%

----------------------------
SHORT-INTERMEDIATE BOND FUND
----------------------------
   CLASS Y**
   1997(A)       5.37%       0.80%        5.08%        66%
   1997          5.98        0.80         5.67        158
   1996          5.80        0.81         5.54        257
   1995          5.76        0.84         5.52        405
   1994          4.30        0.86         4.02        299
   1993          4.62        0.86         4.18        188
   19923         5.73        0.84         5.00         51
   CLASS A**
   1997(A)       4.88%       1.05%        4.59%        66%
   1997          5.73        1.05         5.42        158
   1996          5.51        1.06         5.27        257
   1995          5.27        1.09         5.03        405
   1994          4.05        1.11         3.77        299
   19934         3.78        1.19         3.34        188

----------------------
GOVERNMENT INCOME FUND
----------------------
   CLASS Y**
   1997(A)       6.16%       0.83%        6.06%        18%
   1997          6.40        0.85         6.25        120
   1996          6.17        0.89         5.92        131
   1995          6.53        0.98         6.14        368
   1994          4.93        1.00         4.43        157
   19935         5.41        1.10         4.75         93
   CLASS A**
   1997(A)       5.91%       1.08%        5.81%        18%
   1997          6.15        1.10         6.00        120
   1996          5.93        1.14         5.67        131
   1995          6.25        1.24         5.86        368
   1994          4.68        1.25         4.18        157
   19938         5.35        1.29         4.69         93

-----------
BOND FUND11
-----------
   CLASS Y*
   1997(A)       6.11%       1.04%        5.64%        71%
   1997          6.29        1.04         5.81        210
   1996          6.28        0.97         5.86        190
   INSTITUTIONAL CLASS*
   1995          6.09%       1.12%        5.68%       352%
   CLASS A*
   1997(A)       5.86%       1.29%        5.39%        71%
   1997          6.05        1.29         5.57        210
   1996          6.02        1.22         5.61        190
   RETAIL CLASS*
   1995          6.02%       1.44%        5.55%       352%
   PRIOR CLASS*
   1994          5.07%       1.60%        4.48%       232%
   1993          5.16        1.49         4.55        158
   1992          6.78        1.24         6.01         99
   1991          7.71        1.41         6.78         47
   19906         7.75        1.62         6.81         23


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period

                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE      NET         UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   INCOME     ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN10   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
----------------
GLOBAL BOND FUND
----------------
   CLASS Y**
   1997(A)  $ 9.54    $0.37         $(0.17)         $(0.41)         $  --         $ 9.33      2.06%+  $ 35,625    0.68%
   1997       9.70     0.49           0.09           (0.74)            --           9.54      6.18      34,590    0.85
   1996       9.62     0.47           0.30           (0.69)            --           9.70      8.00      32,998    0.71
   1995       9.06     0.62           0.24           (0.30)            --           9.62      9.70      26,898    0.64
   19947     10.00     0.25          (1.15)          (0.04)            --           9.06     (9.00)+    24,957    0.73
   CLASS A**
   1997(A)  $ 9.52    $0.29         $(0.10)         $(0.39)         $  --         $ 9.32      2.05%+  $    246    0.93%
   1997       9.68     0.42           0.14           (0.72)            --           9.52      5.92         182    1.10
   1996       9.61     0.61           0.12           (0.66)            --           9.68      7.74         152    0.96
   1995       9.04     0.61           0.24           (0.28)            --           9.61      9.57         170    0.89
   19947     10.00     0.19          (1.11)          (0.04)            --           9.04     (9.22)+       167    0.98
---------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997(A)  $10.05    $0.21         $ 0.20          $(0.21)         $  --         $10.25      4.13%+  $    906    0.56%
   1997       9.92     0.42           0.13           (0.42)            --          10.05      5.62         993    0.55
   1996       9.83     0.37           0.09           (0.37)            --           9.92      4.74         403    0.81
   1995       9.68     0.38           0.15           (0.38)            --           9.83      5.58         365    0.82
   1994      10.09     0.39          (0.41)          (0.39)            --           9.68     (0.27)      1,088    0.63
   19938     10.00     0.04           0.09           (0.04)            --          10.09      1.33+      2,009    0.58
   CLASS A**
   1997(A)  $10.05    $0.20         $ 0.20          $(0.20)         $  --         $10.25      4.00%+  $    966    0.81%
   1997       9.92     0.39           0.13           (0.39)            --          10.05      5.36         959    0.80
   1996       9.83     0.35           0.09           (0.35)            --           9.92      4.48       1,015    1.08
   1995       9.67     0.35           0.16           (0.35)            --           9.83      5.42       1,027    1.08
   1994      10.08     0.37          (0.41)          (0.37)            --           9.67     (0.52)      1,311    0.88
   19938     10.00     0.03           0.08           (0.03)            --          10.08      1.19+        166    0.81
---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997(A)  $10.47    $0.27         $ 0.30          $(0.27)         $  --         $10.77      5.51%+  $ 12,912    0.08%
   1997      10.22     0.54           0.25           (0.54)            --          10.47      7.92      10,171    0.08
   1996      10.16     0.55           0.06           (0.55)            --          10.22      6.02       8,864    0.21
   1995       9.95     0.51           0.21           (0.51)            --          10.16      7.50       2,272    0.39
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.14+        434    0.42
   CLASS A**
   1997(A)  $10.47    $0.26         $ 0.31          $(0.26)         $  --         $10.78      5.47%+  $  4,590    0.33%
   1997      10.22     0.51           0.25           (0.51)            --          10.47      7.65       2,004    0.33
   1996      10.16     0.52           0.06           (0.52)            --          10.22      5.76         994    0.46
   1995       9.95     0.49           0.21           (0.49)            --          10.16      7.25         317    0.64
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.09+        163    0.67
-------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-------------------------------
   CLASS Y**
   1997(A)  $10.16    $0.26         $ 0.30          $(0.26)         $  --         $10.46      5.55%+  $  1,605    0.11%
   1997      10.08     0.51           0.15           (0.51)          (0.07)        10.16      6.70       1,477    0.21
   1996      10.12     0.51           0.02           (0.51)          (0.06)        10.08      5.28       1,317    0.37
   1995       9.94     0.52           0.18           (0.52)            --          10.12      7.25       1,550    0.42
   19949     10.00     0.06          (0.06)          (0.06)            --           9.94      0.01+      1,432    0.43
   CLASS A**
   1997(A)  $10.15    $0.25         $ 0.30          $(0.25)         $  --         $10.45      5.42%+  $    51     0.36%
   1997      10.07     0.48           0.15           (0.48)          (0.07)        10.15      6.44         398    0.45
   1996      10.12     0.48           0.01           (0.48)          (0.06)        10.07      4.93         304    0.60
   1995       9.95     0.49           0.17           (0.49)            --          10.12      6.84          24    0.68
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.08+          2    0.68


                           RATIO    RATIO OF NET
              RATIO     OF EXPENSES    INCOME
              OF NET    TO AVERAGE   TO AVERAGE
              INCOME    NET ASSETS   NET ASSETS   PORTFOLIO
             TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER
             NET ASSETS   WAIVERS)    WAIVERS)     RATE***
             ----------  ----------- ------------ ---------
-----------
GLOBAL BOND
-----------
   CLASS Y**
   1997(A)     5.16%       0.87%        4.97%         7%
   1997        5.14        1.03         4.96         90
   1996        5.81        0.95         5.57         67
   1995        6.84        1.03         6.45        133
   19947       5.04        1.12         4.65        161
   CLASS A**
   1997(A)     4.91%       1.12%        4.72%         7%
   1997        4.89        1.28         4.71         90
   1996        5.56        1.20         5.32         67
   1995        6.59        1.28         6.20        133
   19947       4.79        1.37         4.40        161
--------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1997(A)     4.07%       1.07%        3.56%         8%
   1997        4.20        1.02         3.73         22
   1996        3.73        1.31         3.23         10
   1995        3.91        1.26         3.47          9
   1994        3.91        1.17         3.37         43
   19938       2.74        1.45         1.87         10
   CLASS A**
   1997(A)     3.87%       1.32%        3.36%         8%
   1997        3.92        1.23         3.49         22
   1996        3.47        1.61         2.94         10
   1995        3.65        1.52         3.21          9
   1994        3.66        1.42         3.12         43
   19938       2.51        1.68         1.64         10
--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1997(A)     4.99%       0.82%        4.25%        17%
   1997        5.23        0.83         4.48         39
   1996        5.25        0.96         4.50         92
   1995        5.26        1.14         4.51         18
   19949       5.09        1.17         4.34          3
   CLASS A**
   1997(A)     4.74%       1.07%        4.00%        17%
   1997        4.99        1.08         4.24         39
   1996        4.93        1.21         4.18         92
   1995        4.95        1.39         4.20         18
   19949       4.84        1.42         4.09          3
------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
   CLASS Y**
   1997(A)     4.96%       0.86%        4.21%         4%
   1997        5.02        0.96         4.27         19
   1996        4.93        1.12         4.18         21
   1995        5.21        1.17         4.46         32
   19949       5.07        1.35         4.15         13
   CLASS A**
   1997(A)     4.71%       1.11%        3.96%         4%
   1997        4.81        1.20         4.06         19
   1996        4.65        1.35         3.90         21
   1995        4.97        1.44         4.21         32
   19949       4.82        1.60         3.90         13

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER
   RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE, THE FUND'S NET INVESTMENT
   INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH
   FEBRUARY 20, 1995 WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE
   ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF SHARES AS OF FEBRUARY
   21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND
   DISTRIBUTIONS FOR EACH APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995
   THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE FINANCIAL
   HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE
   PER SHARE INVESTMENT ACTIVITIES AND DISTRIBUTIONS REFLECT THIS ALLOCATION.
   ADDITIONALLY, ON APRIL 22, 1996 THE CONESTOGA SHORT-TERM INCOME AND BOND
   FUNDS WERE ACQUIRED BY COREFUNDS, INC. AT WHICH TIME THE INSTITUTIONAL CLASS
   OF SHARES OF THESE FUNDS WERE REDESIGNATED CLASS Y AND THE RETAIL CLASS OF
   SHARES OF THESE FUNDS WERE REDESIGNATED CLASS A.
** ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND, EXCLUDING THE SHORT TERM
   INCOME AND BOND FUNDS, WERE REDESIGNATED CLASS Y AND THE SERIES B SHARES OF
   EACH FUND, EXCLUDING THE SHORT TERM INCOME AND BOND FUNDS, WERE REDESIGNATED
   CLASS A.
***FOR THE YEAR ENDED JUNE 30, 1996, TRANSACTIONS RELATING TO THE MERGER WERE
   EXCLUDED FROM THE CALCULATION OF THE PORTFOLIO TURNOVER RATE.
 + THIS FIGURE HAS NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
 1 COMMENCED OPERATIONS MAY 15, 1995.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 2 COMMENCED OPERATIONS MAY 17, 1995. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 4 COMMENCED OPERATIONS JANUARY 4, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 5 COMMENCED OPERATIONS APRIL 1, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 6 COMMENCED OPERATIONS FEBRUARY 28, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 7 COMMENCED OPERATIONS DECEMBER 15, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 8 COMMENCED OPERATIONS MAY 3, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 9 COMMENCED OPERATIONS MAY 16, 1994.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
10 TOTAL RETURN DOES NOT REFLECT THE SALES LOAD CHARGED ON THE CLASS A SHARES.  ADDITIONALLY, TOTAL RETURN FOR CLASS Y &
   CLASS A FOR THE SHORT TERM INCOME AND BOND FUNDS FOR 1996 ARE FOR THE EIGHT
   MONTH PERIOD ENDED DECEMBER 31, 1996.
11 THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996
   REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO JUNE 30, 1996. ALL PRIOR YEARS
   ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL
HIGHLIGHTS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

   COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

For a Share Outstanding Throughout the Period

                                                                                                              RATIO     RATIO OF NET
                                                                             NET                   RATIO     OF EXPENSES    INCOME
           NET ASSET              DISTRIBUTIONS      NET                  ASSETS      RATIO       OF NET    TO AVERAGE   TO AVERAGE
             VALUE      NET         FROM NET     ASSET VALUE                END     OF EXPENSES   INCOME    NET ASSETS   NET ASSETS
           BEGINNING INVESTMENT    INVESTMENT        END        TOTAL    OF PERIOD  TO AVERAGE   TO AVERAGE (EXCLUDING   (EXCLUDING
           OF PERIOD   INCOME        INCOME       OF PERIOD     RETURN     (000)    NET ASSETS   NET ASSETS   WAIVERS)    WAIVERS)
           --------- ----------  --------------- ------------  --------  ---------  -----------  ---------- ----------- ------------
----------------
TREASURY RESERVE
----------------
   CLASS Y*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.57%+    $806,855    0.51%       5.05%        0.70%        4.86%
   1997        1.00     0.05         (0.05)          1.00       4.97       835,384    0.51        4.86         0.71         4.66
   1996        1.00     0.05         (0.05)          1.00       5.20       892,562    0.50        5.02         0.77         4.75
   1995        1.00     0.05         (0.05)          1.00       4.98       479,206    0.48        4.91         0.85         4.54
   1994        1.00     0.03         (0.03)          1.00       2.91       484,974    0.48        2.87         0.86         2.49
   1993        1.00     0.03         (0.03)          1.00       2.96       446,788    0.46        2.89         0.85         2.50
   1992        1.00     0.05         (0.05)          1.00       4.73       444,388    0.38        4.58         0.82         4.14
   1991        1.00     0.07         (0.07)          1.00       7.11       427,439    0.37        6.80         0.82         6.35
   1990        1.00     0.08         (0.08)          1.00       8.38       270,524    0.37        8.03         0.84         7.56
   19892       1.00     0.06         (0.06)          1.00       4.66+      220,479    0.20        9.26         0.84         8.62

   CLASS C*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.44%+   $  24,414    0.76%       4.80%        0.95%        4.61%
   1997        1.00     0.05         (0.05)          1.00       4.71        12,146    0.76        4.61         0.96         4.41
   1996        1.00     0.05         (0.05)          1.00       4.94        19,386    0.75        4.81         1.03         4.53
   1995        1.00     0.05         (0.05)          1.00       4.72        21,612    0.73        4.81         1.10         4.44
   1994        1.00     0.03         (0.03)          1.00       2.65         7,573    0.73        2.62         1.11         2.24
   19931       1.00     0.01         (0.01)          1.00       1.21+        7,672    0.75        2.46         1.14         2.07

-------------
CASH RESERVE
-------------
   CLASS Y*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.65%+    $956,368    0.52%       5.20%        0.72%        5.00%
   1997        1.00     0.05         (0.05)          1.00       5.09       886,251    0.50        4.99         0.70         4.79
   1996        1.00     0.05         (0.05)          1.00       5.26       790,211    0.50        5.09         0.78         4.81
   1995        1.00     0.05         (0.05)          1.00       5.15       510,341    0.48        5.04         0.85         4.67
   1994        1.00     0.03         (0.03)          1.00       3.00       505,273    0.47        2.95         0.85         2.57
   1993        1.00     0.03         (0.03)          1.00       2.99       460,832    0.46        2.97         0.85         2.58
   1992        1.00     0.05         (0.05)          1.00       4.83       568,672    0.38        4.68         0.82         4.24
   1991        1.00     0.07         (0.07)          1.00       7.28       473,187    0.37        6.94         0.82         6.49
   1990        1.00     0.08         (0.08)          1.00       8.65       316,290    0.34        8.28         0.80         7.82
   1989        1.00     0.09         (0.09)          1.00       8.87       186,151    0.37        8.62         0.90         8.05
   1988        1.00     0.07         (0.07)          1.00       6.70        82,399    0.55        6.54         1.14         5.96

   CLASS C*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.52%+   $  79,712    0.77%       4.95%        0.97%        4.75%
   1997        1.00     0.05         (0.05)          1.00       4.83        27,693    0.75        4.74         0.95         4.54
   1996        1.00     0.05         (0.05)          1.00       5.00        19,736    0.75        4.86         1.03         4.58
   1995        1.00     0.05         (0.05)          1.00       4.89        17,583    0.73        4.86         1.10         4.49
   1994        1.00     0.03         (0.03)          1.00       2.74        11,451    0.72        2.70         1.10         2.32
   19931       1.00     0.01         (0.01)          1.00       1.23+       15,330    0.76        2.52         1.15         2.13

   CLASS B
   1997(A)(4) $1.00    $  --        $   --          $1.00       0.50%+   $      80    1.52%       4.20%        1.72%        4.00%

----------------
TAX-FREE RESERVE
----------------
   CLASS Y*
   1997(A)    $1.00    $0.02        $(0.02)         $1.00       1.63%+   $ 152,822    0.52%       3.17%        0.71%        2.98%
   1997        1.00     0.03         (0.03)          1.00       3.08       119,579    0.50        3.07         0.70         2.87
   1996        1.00     0.03         (0.03)          1.00       3.20       104,196    0.48        3.14         0.76         2.86
   1995        1.00     0.03         (0.03)          1.00       3.12        62,756    0.48        3.09         0.85         2.72
   1994        1.00     0.02         (0.02)          1.00       2.03        79,384    0.49        2.00         0.87         1.62
   1993        1.00     0.02         (0.02)          1.00       2.23        72,255    0.51        2.20         0.89         1.82
   1992        1.00     0.03         (0.03)          1.00       3.56        80,147    0.37        3.39         0.88         2.88
   19913       1.00     0.01         (0.01)          1.00       1.07+       42,573    0.06        4.20         0.81         3.45

   CLASS C*
   1997(A)    $1.00    $0.02        $(0.02)         $1.00       1.49%+   $  12,396    0.77%       2.92%        0.96%        2.73%
   1997        1.00     0.03         (0.03)          1.00       2.83         3,202    0.75        2.82         0.95         2.62
   1996        1.00     0.03         (0.03)          1.00       2.95         2,850    0.73        2.94         1.02         2.65
   1995        1.00     0.03         (0.03)          1.00       2.86         1,524    0.73        2.80         1.10         2.43
   1994        1.00     0.02         (0.02)          1.00       1.78         2,708    0.74        1.75         1.12         1.37
   19931       1.00     0.01         (0.01)          1.00       0.85+        1,795    0.76        1.71         1.14         1.33

 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON APRIL 22, 1996, SERIES A SHARES WERE REDESIGNATED CLASS Y AND SERIES B
    SHARES WERE REDESIGNATED CLASS C. + RETURNS ARE FOR THE PERIOD INDICATED AND
   HAVE NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
 1 COMMENCED OPERATIONS JANUARY 4, 1993. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 2 COMMENCED OPERATIONS NOVEMBER 21, 1988. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS APRIL 16, 1991. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 4 COMMENCED OPERATIONS NOVEMBER 18, 1997. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO
FINANCIAL
STATEMENTS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

AS OF
DECEMBER 31, 1997
(UNAUDITED)


1.   ORGANIZATION

   The CoreFund Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund (the Equity Funds), Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund (the Fixed Income Funds), Treasury Reserve, Cash Reserve, and Tax-Free Reserve (the Money Market Funds) are portfolios offered by CoreFunds, Inc. (The Company), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Company is presently authorized to offers 20 separate portfolios (the Funds):

      EQUITY PORTFOLIOS:                              MONEY MARKET PORTFOLIOS:
      Equity Index Fund                               Treasury Reserve
      Core Equity Fund                                Cash Reserve
      Growth Equity Fund                              Tax-Free Reserve
      Special Equity Fund                             Elite Cash Reserve
      International Growth Fund                       Elite Treasury Reserve
      Balanced Fund                                   Elite Tax-Free Reserve

      FIXED INCOME PORTFOLIOS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

     The financial statements of the Elite Cash Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve are not presented herein.

     The assets of each Portfolio are segregated, and a Shareholder's interest is limited to the Portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios.

     SECURITY VALUATION--Investment securities of the Equity and Fixed Income Funds that are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     The books and records of the International Growth Fund and Global Bond Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases:

     [BULLET] market value of investment securities, assets and liabilities at the current rate of exchange; and
     [BULLET] purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Growth Fund does not isolate the portion of gains or losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Global Bond Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

     The International Growth Fund and Global Bond Fund report certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS--The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded since the funds intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The funds realize gains or losses at the time forward contracts are settled. Financial future contracts are valued at the settlement price established each day by the board of trade on an exchange on which they are traded.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Portfolio may be delayed or limited.

     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are pro-rated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

     DISTRIBUTION TO SHAREHOLDERS--The Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, Balanced Fund and Global Bond Fund declare and pay dividends on a quarterly basis. The International Growth Fund declares and pays dividends periodically. Such dividends are reinvested in additional shares unless otherwise requested. The Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve and Tax-Free Reserve distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

     Accordingly, for the International Growth Fund and Global Bond Fund as of December 31, 1997, $(411,000) and $450,000 was reclassified from accumulated net realized gain (loss)on investments to accumulated net investment income, respectively.

     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required.

     OTHER--Organizational costs incurred with the start up of the Balanced Fund, Government Income Fund, Short Term Income Fund, Intermediate Municipal Bond Fund, Global Bond Fund, Pennsylvania Municipal Bond Fund and New Jersey Municipal Bond Fund are being amortized on a straight line basis over a maximum period of sixty months. If any or all of the shares representing initial capital of each fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------


3.   INVESTMENT ADVISORY AND CUSTODIAL SERVICES

     The Company has entered into an investment advisory agreement with CoreStates Investment Advisers, Inc. ("CSIA") to provide investment advisory services to each Fund. For its services CSIA receives a fee based on the annual average daily net assets of each Fund as shown in the following table:

                     ADVISER   INVESTMENT ADVISORY                            ADVISER    INVESTMENT ADVISORY
FUND                 FEE       AGREEMENT DATE         FUND                    FEE        AGREEMENT DATE
-------------------- -------   -------------------    --------------------    -------    -------------------
Equity Index         0.40%     March 25, 1991         Short Term Income       0.74%      April 12, 1996
Core Equity          0.74      April 12, 1996         Short-Intermediate Bond 0.50       March 25, 1991
Growth Equity        0.75      March 25, 1991         Government Income       0.50       March 25, 1991
Special Equity       1.50      April 12, 1996         Bond                    0.74       April 12, 1996
International Growth 0.80      December 5, 1989       Global Bond             0.60       March 25, 1991
Balanced             0.70      March 25, 1991         Intermediate Municipal
                                                        Bond                  0.50       March 25, 1991
Treasury Reserve     0.40      April 12, 1996         Pennsylvania Municipal
Cash Reserve         0.40      April 12, 1996           Bond                  0.50       May 15, 1994
Tax-Free Reserve     0.40      April 12, 1996         New Jersey Municipal
                                                        Bond                  0.50       May 15, 1994

     Advisory fees are computed daily and paid monthly for all Funds. Additionally, for the period ended December 31, 1997, CSIA has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, in its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

     Sub-Advisory services are provided to the CoreStates Advisers for the International Growth Fund by Martin Currie, Inc. and Aberdeen Managers (The "Sub-Advisers"). Sub-Advisory services are provided for the Global Bond Fund by Analytic TSA (formerly Alpha Global). CoreStates Advisers is responsible for the supervision, and payment of fees to the Sub-Advisers in connection with their services.

4.   ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

     Pursuant to an Administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR") acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average net assets of the Funds. SFR voluntarily waives a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     Pursuant to a Transfer Agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS"), a wholly owned subsidiary of State Street Bank and Trust Company acts as the Funds' Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing and shareholder servicing for the Funds.

     On November 2, 1992, SEI Financial Services ("SFS"), a wholly owned subsidiary of SEI, became the Funds' exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

     The Company has adopted a Distribution Plan (the "Plan") for those Funds offering Class A, C and B shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% of the daily net assets of each Class A and C Portfolio and 1.00% of the daily net assets of each Class B Portfolio. The Company has also adopted a Shareholder Servicing Plan for those Funds offering Class B shares. The Shareholder Servicing Plan provides for the payment by the Company to the Distributor of up to 25% of the daily net assets of each Class B Portfolio to which the Plan is applicable. The Distributor is authorized to use these fees as compensation for its distribution-related services and as payment to certain securities broker/dealers and financial institutions that enter into shareholder servicing agreements or broker agreements with the Distributor. The Funds paid approximately $850,104 to affiliated brokers for commissions earned on the sales of the shares of the Funds for the six month period ended December 31, 1997.

     Certain officers of the Company are also officers of the Administrator. Such officers are paid no fees by the Funds.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

     A contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B shares until the redemption of such shares.
                                                       Contingent Deferred Sales
                                 Year                   Charges as a Percentage
                                 Since                     of Dollar Amount
                               Purchase                    Subject to Charge
                               --------                ------------------------
                                 First                           5.00%
                                Second                           4.00%
                                 Third                           3.00%
                                Fourth                           2.00%
                                 Fifth                           1.00%
                                 Sixth                           None
                                Seventh                Convert to Class A Shares

5.   INVESTMENT TRANSACTIONS

     During the six month period ended December 31, 1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

----------------------------------------------------------------------------------------------------------------
                                              --------------------------------   -------------------------------
                                                        PURCHASES                            SALES
                                              --------------------------------   -------------------------------
                                                 U.S.                              U.S.
  PORTFOLIO INVESTMENT TRANSACTIONS (000)     GOVERNMENT     OTHER      TOTAL    GOVERNMENT    OTHER     TOTAL
                                              ----------     -----     -------   ----------   -------   --------
  Equity Index Fund                                 --       26,703     26,703         --      22,386    22,386
  Core Equity Fund                                  --          132        132         --     151,787   151,787
  Growth Equity Fund                                --       66,463     66,463         --      71,272    71,272
  Special Equity Fund                               --       24,748     24,748         --      30,293    30,293
  International Growth Fund                         --       38,930     38,930         --      39,848    39,848
  Balanced Fund                                     --       36,206     36,206         --      34,822    34,822
  Short Term Income Fund                         2,753        5,191      7,944      4,333       5,139     9,472
  Short-Intermediate Bond Fund                  65,819       39,422    105,241     69,963      33,236   103,199
  Government Income Fund                         5,451           --      5,451      3,814          --     3,814
  Bond Fund                                     81,637       39,056    120,693    105,566      65,138   170,704
  Global Bond Fund                                  --       41,416     41,416         --       4,688     4,688
  Intermediate Municipal Fund                       --          139        139         --         232       232
  Pennsylvania Municipal Bond Fund                  --        7,890      7,890         --       2,405     2,405
  New Jersey Municipal Bond Fund                    --          353        353         --          76        76
----------------------------------------------------------------------------------------------------------------

     Certain net capital losses incurred subsequent to October 31, 1996 have been deferred for tax purposes and will be recognized during the fiscal year ended June 30, 1998. The Funds had capital loss carryforwards at December 31, 1997, as follows:

                                            CAPITAL LOSS
                                              CARRYOVER      EXPIRES     EXPIRES      EXPIRES       EXPIRES
                                               6/30/97        2002        2003         2004          2005
                                            ------------    ----------  ----------  -----------   -----------
  Short Term Income Fund                    $   88,520      $    --     $       --     $     --    $   88,520
  Short-Intermediate Bond Fund               2,907,103           --      1,483,436      217,497     1,206,170
  Government Income Fund                       319,174           --        222,660        4,127        92,387
  Bond Fund                                  1,702,115           --             --           --     1,702,115
  Global Bond Fund                           1,573,551           --        844,493           --       729,058
  Intermediate Term Municipal Bond Fund         79,158           --         41,918       34,827         2,413
  Pennsylvania Municipal Bond Fund              96,691       73,679             95        8,784        14,133
  Treasury Reserve                               9,082           --             --           --         9,082
  Cash Reserve                                 167,012      134,628         23,362        9,022            --
  Tax-Free Reserve                              54,381        5,273         44,981        4,127            --
-------------------------------------------------------------------------------------------------------------

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

     At December 31, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized gain or loss on securities at December 31, 1997 for each fund within the CoreFunds is as follows:

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                          ------------   ------------  --------
                                                                            AGGREGATE      AGGREGATE
                                                                              GROSS          GROSS
  AGGREGATE GROSS UNREALIZED GAIN (LOSS) (000)                            APPRECIATION   DEPRECIATION     NET
                                                                          ------------   ------------  --------
  Equity Index Fund                                                        $119,666      $  (3,247)    $116,419
  Core Equity Fund                                                          149,108        (16,936)     132,172
  Growth Equity Fund                                                         57,102         (1,766)      55,336
  Special Equity Fund                                                        15,922        (11,198)       4,724
  International Growth Fund                                                  29,294        (10,958)      18,336
  Balanced Fund                                                              23,572           (985)      22,587
  Short Term Income Fund                                                         89             (8)          81
  Short-Intermediate Bond Fund                                                1,991            (24)       1,967
  Government Income Fund                                                        570            (15)         555
  Bond Fund                                                                   4,190            (25)       4,165
  Global Bond Fund                                                              554           (881)        (327)
  Intermediate Municipal Bond Fund                                               56             --           56
  Pennsylvania Municipal Bond Fund                                              640             (4)         636
  New Jersey Municipal Bond Fund                                                104             --          104
---------------------------------------------------------------------------------------------------------------

6. FORWARD FOREIGN CURRENCY CONTRACTS

     The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against portfolio positions. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. The following forward foreign currency contracts were outstanding at December 31, 1997:

-------------------------------------------------------------------------------
  GLOBAL BOND FUND:
  Foreign Currency Sales:

                             Contracts to       In Exchange        Unrealized
                            Deliver/Receive         For           Appreciation
                            ---------------     -----------       ------------
  3/23/98                   DM   10,750,000      $6,101,645        $  96,870
  3/23/98                   DK   19,000,000       2,829,149           44,204
  3/12/98                   FF   10,500,000       1,761,036            8,991
  3/12/98                   GP    1,950,000       3,197,318           34,913
  3/23/98                   SK   13,600,000       1,763,451           46,185
                                                                   ---------
  Net Unrealized Appreciation                                      $ 231,163
                                                                   =========
--------------------------------------------------------------------------------

CURRENCY LEGEND
---------------
DM     German Marks
DK     Danish Kroner
FF     French Francs
GP     British Pounds
SK     Swedish Krona

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

7. CONCENTRATION OF CREDIT RISK

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in debt instruments of municipal issuers. Although these Funds maintain a diversified portfolio, with the exception of the Pennsylvania Municipal Bond Fund and the New Jersey Municipal Bond Fund, the issuers ability to meet their obligations may be affected by economic developments in a specific state or region.

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in securities that include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At December 31, 1997, the percentage of portfolio investments by each revenue source was as follows:

---------------------------------------------------------------------------------------------------------------
                                                             ------------  ------------    ---------   --------
                                                             INTERMEDIATE  PENNSYLVANIA    NEW JERSEY
                                                               MUNICIPAL     MUNICIPAL      MUNICIPAL
                                                                 BOND          BOND           BOND     TAX-FREE
                                                                 FUND          FUND           FUND      RESERVE
                                                             ------------  ------------    ----------  --------
  REVENUE BONDS:
     Education Bonds                                             17%            18%            15%         7%
     Health Care Bonds                                            3             13              5         10
     Transportation Bonds                                        12              5              7          7
     Utility Bonds                                               14             16             17          4
     Housing Bonds                                               --              2             --         10
     Pollution Control Bonds                                     --             --             --         10
     Industrial Development Bonds                                 6             16             --          8
     Public Facility Bonds                                       --              1              2          3
     Other                                                       12              2              7         10
  GENERAL OBLIGATIONS                                            36             24             47          6
  TAX EXEMPT COMMERCIAL PAPER                                    --             --             --         21
  TAX AND REVENUE ANTICIPATION NOTES                             --             --             --          3
  TAX ANTICIPATION NOTES                                         --              3             --          1
                                                               -----         -----           -----       ----
                                                                100%           100%           100%       100%
---------------------------------------------------------------------------------------------------------------

     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At December 31, 1997, the percentage of securities with credit enhancements are as follows:


----------------------------------------------------------------------------
                                                    -------       ---------
                                                    LETTERS
                                                      OF            BOND
                                                    CREDIT        INSURANCE
                                                    -------       ---------
      Intermediate Municipal Bond Fund                --              64.9%
      Pennsylvania Municipal Bond Fund                --              62.1
      New Jersey Municipal Bond Fund                  --              38.4
      Tax-Free Reserve                                53.3%           27.6
----------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS (000):

The following are the share transactions for the six month period ended December 31, 1997.

                         ------   ------- ------   ------- ------------- --------  --------    -------  --------
                         EQUITY    CORE   GROWTH   SPECIAL INTERNATIONAL
                          INDEX   EQUITY  EQUITY   EQUITY     GROWTH     BALANCED  TREASURY     CASH    TAX-FREE
                          FUND    FUND(1)  FUND     FUND       FUND        FUND     RESERVE    RESERVE   RESERVE
                         ------   ------- ------   ------- ------------- --------  --------    -------  --------
CLASS Y
Shares issued               613    2,134   1,130      590       3,024      830    1,198,732  1,030,078   170,940
Shares issued in lieu
   of cash distributions    223    3,181     639      816         543      449        1,462      1,865        96
Shares redeemed            (664)  (2,642) (1,381)    (841)     (2,727)    (766)  (1,228,616)  (961,599) (137,772)
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                172    2,673     388      565         840      513      (28,422)    70,344    33,264
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
CLASS A/C
Shares issued               117      123      43       42          18      108       34,333    107,066    24,342
Shares issued in lieu
   of cash distributions      8      120      25       34           9       24          272      1,229       132
Shares redeemed              16      (78)    (23)     (15)        (17)     (35)     (22,458)   (56,508)  (15,279)
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                109      165      45       61          10       97       12,147     51,787     9,195
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
CLASS B
Shares issued                19        6       6       10           1       40           --         88        --
Shares issued in lieu
   of cash distributions     --        1      --        2          --        2           --         --        --
Shares redeemed              --       --      --       --          --       --           --         (8)       --
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                 19        7       6       12           1       42           --         80        --
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
TOTAL SHARE ACTIVITY
   FOR PERIOD               300    2,845     439      638         851      652      (16,275)   122,211    42,459
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========

(1) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                              ---------- ------------ ---------- ------ ------  ------------  ------------  ----------
                              SHORT TERM    SHORT-    GOVERNMENT        GLOBAL  INTERMEDIATE  PENNSYLVANIA  NEW JERSEY
                                INCOME   INTERMEDIATE   INCOME    BOND   BOND    MUNICIPAL      MUNICIPAL    MUNICIPAL
                                 FUND      BOND FUND     FUND     FUND   FUND     BOND FUND     BOND FUND    BOND FUND
                              ---------- ------------ ---------- ------ ------  ------------  ------------  ----------

CLASS Y
Shares issued                     616        2,018       309     1,147     95        3        270         17
Shares issued in lieu
  of cash distributions            88          454        35       479    137       --         12          1
Shares repurchased               (692)      (1,998)     (195)   (2,950)   (42)     (14)       (55)       (10)
                                 ----       ------      ----    ------    ---      ---        ---        ---
Net increase (decrease)            12          474       149    (1,324)   190      (11)       227          8
                                 ====       ======      ====    ======    ===      ===        ===        ===
CLASS A
Shares issued                       7           29        31        42      7        6        241         16
Shares issued in lieu
  of cash distributions             1            6         4         4      1        2          6          1
Shares repurchased                 --          (31)      (23)      (12)    (1)      (9)       (12)        (7)
                                 ----       ------      ----    ------    ---      ---        ---        ---
Net increase (decrease)             8            4        12        34      7       (1)       235         10
                                 ====       ======      ====    ======    ===      ===        ===        ===
TOTAL SHARE ACTIVITY
FOR PERIOD                         20          478       161    (1,290)   197      (12)       462         18
                                 ====       ======      ====    ======    ===      ===        ===        ===

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONCLUDED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)


9. SHAREHOLDER VOTING RIGHTS

     There was a special meeting scheduled for December 15, 1997 at which the shareholders of the International Growth Fund voted on to approve the selection of Aberdeen Managers as a sub-adviser for a portion of the assets of the International Growth Fund. The results are as follows:

                                Shares Voted        % of Voted        % of Total
                                -----------         ----------        ----------
     FOR                        8,203,048.00          98.77%            70.55%
     AGAINST                       11,795.00           0.14%             0.10%
     ABSTAIN                       89,958.00           1.08%             0.77%

10. PROPOSED REORGANIZATION

     On November 18, 1997, CoreStates Financial Corp. and First Union Corporation jointly announced that they had signed a definitive agreement for the merger of CoreStates Bank, N.A. and First Union Bank. The Advisor is currently a wholly-owned subsidiary of CoreStates Bank, N.A. Subject to certain conditions, it is anticipated that the transaction will close at the end of April, 1998. Thereafter, the Advisor will be an indirect wholly-owned subsidiary of First Union Bank. A special meeting of shareholders will be called to consider certain proposed fund reorganizations.

--------------------------------------------------------------------------------
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE CORPORATION. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE CORPORATION UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CORESTATES BANK, N.A., THE PARENT CORPORATION OF EACH FUND'S INVESTMENT ADVISER. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF A MUTUAL FUND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. CORESTATES BANK, N.A. SERVES AS CUSTODIAN FOR THE FUNDS. SEI FINANCIAL DISTRIBUTION CO. SERVES AS DISTRIBUTOR AND IS NOT AFFILIATED WITH CORESTATES BANK, N.A.
--------------------------------------------------------------------------------

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


                                                                                 ------------      --------------     --------------
                                                                                   EQUITY            CORE EQUITY         GROWTH
                                                                                 INDEX FUND            FUND(3)         EQUITY FUND
                                                                                 ------------      --------------     --------------
INVESTMENT INCOME:
     Dividends                                                                    $  2,223            $  3,344        $     561
     Interest                                                                           22                 138              123
     Less: Foreign taxes withheld                                                       --                  --               --
                                                                                  --------            --------        ---------
       Total investment income                                                       2,245               3,482              684
                                                                                  --------            --------        ---------
EXPENSES:
     Investment advisory fees                                                          533               2,147              632
     Less: waiver of investment advisory fees                                         (318)                 --               --
     Administrative fees                                                               333                 725              211
     Less: waiver of administrative fees                                              (119)               (164)             (76)
     Transfer agent fees & expenses                                                     36                  51               13
     Custodian fees                                                                     --                  --               --
     Professional fees                                                                   5                  23                3
     Registration & filing fees                                                          8                  14                4
     12b-1 fees--individual shares                                                      --                  23                7
     Taxes--other than income                                                            3                  13                2
     Printing fees                                                                      25                  57               17
     Organizational costs                                                               --                  --               --
     Miscellaneous                                                                      --                  14                6
                                                                                  --------            --------        ---------
       Total expenses                                                                  506               2,903              819
                                                                                  --------            --------        ---------
NET INVESTMENT INCOME (LOSS)                                                         1,739                 579             (135)
                                                                                  --------            --------        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                    5,184              40,986           11,173
     Net realized (loss) on forward foreign currency contracts and
       foreign currency transactions                                                    --                  --               --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                      --                  --               --
     Net change in unrealized appreciation (depreciation) on investments            17,916              20,773           10,360
                                                                                  --------            --------        ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $24,839             $62,338          $21,398
                                                                                  ========            ========        =========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - DECEMBER 31, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                $ 39.65            $  20.60         $  16.33
                                                                                  ========            ========        =========
     CLASS A
       1Net asset value, redemption price
        Maximum sales charge of 5.50%                                                39.66               20.61            16.27
                                                                                  --------            --------        ---------
       2Offering price                                                             $ 41.97            $  21.81         $  17.22
                                                                                  ========            ========        =========
     CLASS B
       4Net asset value and offering price                                         $ 39.12            $  18.31         $  16.19
                                                                                  ========            ========        =========


                                                                                   --------------   --------------   --------------
                                                                                      SPECIAL        INTERNATIONAL      BALANCED
                                                                                    EQUITY FUND       GROWTH FUND         FUND
                                                                                   --------------   --------------   --------------
INVESTMENT INCOME:
     Dividends                                                                       $    212           $ 1,039          $  379
     Interest                                                                              43               152           1,481
     Less: Foreign taxes withheld                                                          --              (111)             --
                                                                                     --------           -------          ------
       Total investment income                                                            255             1,080           1,860
                                                                                     --------           -------          ------
EXPENSES:
     Investment advisory fees                                                             607               666             444
     Less: waiver of investment advisory fees                                            (263)               --             (76)
     Administrative fees                                                                  101               208             158
     Less: waiver of administrative fees                                                  (36)              (75)            (57)
     Transfer agent fees & expenses                                                        21               (10)             11
     Custodian fees                                                                         5                 6              --
     Professional fees                                                                     (5)                2               3
     Registration & filing fees                                                             9                (7)             --
     12b-1 fees--individual shares                                                          4                 3               7
     Taxes--other than income                                                               1                --               1
     Printing fees                                                                         11                 2              16
     Organizational costs                                                                  --                --              18
     Miscellaneous                                                                          1                --              --
                                                                                     --------           -------          ------
       Total expenses                                                                     456               795             525
                                                                                     --------           -------          ------
NET INVESTMENT INCOME (LOSS)                                                             (201)              285           1,335
                                                                                     --------           -------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain from security transactions                                       7,997             2,385           3,960
     Net realized (loss) on forward foreign currency contracts and
       foreign currency transactions                                                       --              (411)             --
     Net unrealized depreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                         --               (12)             --
     Net change in unrealized appreciation (depreciation) on investments               (1,796)          (10,180)          3,388
                                                                                     --------           -------          ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $ 6,000            (7,933)         $8,683
                                                                                     ========           =======          ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - DECEMBER 31, 1997:
     CLASS Y
       1Net asset value, offer and redemption price                                   $ 10.65           $ 13.28          $13.60
                                                                                     ========           =======          ======
     CLASS A
       1Net asset value, redemption price
        Maximum sales charge of 5.50%                                                   10.60             13.28           13.60
                                                                                     --------           -------          ------
       2Offering price                                                                $ 11.22           $ 14.05          $14.39
                                                                                     ========           =======          ======
     CLASS B
       4Net asset value and offering price                                            $ 10.48           $ 13.28          $13.51
                                                                                     ========           =======          ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1 MINUS THE MAXIMUM SALES CHARGE OF 5.50%.
3  THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.
4 CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGE, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    92 & 93

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


                                                                          --------------   --------------    -------------
                                                                            SHORT TERM         SHORT-
                                                                              INCOME        INTERMEDIATE      GOVERNMENT
                                                                               FUND           BOND FUND       INCOME FUND
                                                                          --------------   --------------    -------------
INVESTMENT INCOME
     Interest                                                                 $1,120            $5,458         $   758
                                                                              ------            ------          ------
       Total Investment income                                                 1,120             5,458             758
                                                                              ------            ------          ------
EXPENSES
     Investment advisory fees                                                    139               426              55
     Less: waiver of investment advisory fees                                    (92)             (170)             (2)
     Administrative fees                                                          47               213              28
     Less:waiver of administrative fees                                          (17)              (77)            (10)
     Transfer agent fees & expenses                                                6                18               2
     Custodian fees                                                                6                --              --
     Professional fees                                                            --                 4               1
     Registration & filing fees                                                   (3)                6               1
     12b-1 fees--individual shares                                                 1                 3               2
     Trustee fees                                                                  1                 2              --
     Printing fees                                                                 2                11               1
     Organizational costs                                                          1                --               3
     Miscellaneous                                                                 1                 6               1
                                                                              ------            ------          ------
       Total expenses                                                             92               442              82
                                                                              ------            ------          ------
NET INVESTMENT INCOME                                                          1,028             5,016             676
                                                                              ------            ------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                       8               461              88
       Option transactions                                                        --                --              --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                              --                --              --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                      --                --              --
     Net change in unrealized appreciation (depreciation)
       on investments                                                             68             1,670             515
                                                                              ------            ------          ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $1,104            $7,147          $1,279
                                                                              ======            ======          ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                             $ 9.99            $ 9.95          $10.03
                                                                              ======            ======          ======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                    9.98              9.95           10.03
                                                                              ------            ------          ------
     2Offering price                                                          $10.32            $10.28          $10.37
                                                                              ======            ======          ======

                                                                             ------------     --------------    ------------
                                                                                                 GLOBAL         INTERMEDIATE
                                                                                 BOND             BOND            MUNICIPAL
                                                                                 FUND             FUND            BOND FUND
                                                                             ------------     --------------    ------------
INVESTMENT INCOME
     Interest                                                                 $  6,153            $1,055          $    46
                                                                               -------           -------          -------
       Total Investment income                                                   6,153             1,055               46
                                                                               -------           -------          -------
EXPENSES
     Investment advisory fees                                                      675               108                5
     Less: waiver of investment advisory fees                                     (356)              (18)              (5)
     Administrative fees                                                           228                45                2
     Less:waiver of administrative fees                                            (82)              (16)              (1)
     Transfer agent fees & expenses                                                  7                (1)              --
     Custodian fees                                                                 11                 1               --
     Professional fees                                                               8                 1               --
     Registration & filing fees                                                     18                 1                2
     12b-1 fees-- individual shares                                                  2                --                1
     Trustee fees                                                                   --                --               --
     Printing fees                                                                  10                --               --
     Organizational costs                                                           --                 2                3
     Miscellaneous                                                                   5                --               --
                                                                               -------           -------          -------
       Total expenses                                                              526               123                7
                                                                               -------           -------          -------
NET INVESTMENT INCOME                                                            5,627               932               39
                                                                               -------           -------          -------
NETREALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                     1,499               (41)               3
       Option transactions                                                          --              (400)              --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                --               450               --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                        --               (98)              --
     Net change in unrealized appreciation (depreciation)
       on investments                                                            3,530               (90)              35
                                                                               -------           -------          -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $10,656           $   753          $    77
                                                                               =======           =======          =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                              $ 10.53           $  9.33           $10.25
                                                                               =======           =======          =======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                     10.53              9.32            10.25
                                                                               -------           -------          -------
     2Offering price                                                           $ 11.06           $  9.78           $10.59
                                                                               =======           =======          =======

                                                                               --------------    --------------
                                                                                PENNSYLVANIA       NEW JERSEY
                                                                                  MUNICIPAL         MUNICIPAL
                                                                                  BOND FUND         BOND FUND
                                                                               --------------    --------------
INVESTMENT INCOME
     Interest                                                                     $   375          $     53
                                                                                  -------           -------
       Total Investment income                                                        375                53
                                                                                  -------           -------
EXPENSES
     Investment advisory fees                                                          37                 5
     Less: waiver of investment advisory fees                                         (37)               (5)
     Administrative fees                                                               19                 2
     Less:waiver of administrative fees                                               (19)               (2)
     Transfer agent fees & expenses                                                     1                --
     Custodian fees                                                                    --                --
     Professional fees                                                                 --                --
     Registration & filing fees                                                         1                --
     12b-1 fees--individual shares                                                      4                 1
     Trustee fees                                                                      --                --
     Printing fees                                                                      1                --
     Organizational costs                                                               2                 1
     Miscellaneous                                                                     --                --
                                                                                  -------           -------
       Total expenses                                                                   9                 2
                                                                                  -------           -------
NET INVESTMENT INCOME                                                                 366                51
                                                                                  -------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
       Security transactions                                                           40                (1)
       Option transactions                                                             --                --
     Net realized gain on forward foreign currency contracts and
       foreign currency transactions                                                   --                --
     Net unrealized depreciation on forward foreign currency
       contracts and translation of other assets and liabilities
       in foreign currencies                                                           --                --
     Net change in unrealized appreciation (depreciation)
       on investments                                                                 378                57
                                                                                  -------           -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $   784           $   107
                                                                                  =======           =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1997:
     CLASS Y
     1Net asset value, offer and redemption price                                  $10.77            $10.46
                                                                                  =======           =======
     CLASS A
     1Net asset value, redemption price
      Maximum sales charge of 3.25% or 4.75%                                        10.78             10.45
                                                                                  -------           -------
     2Offering price                                                               $11.32            $10.97
                                                                                  =======           =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID
  UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1
  MINUS THE MAXIMUM SALES CHARGE OF 3.25% FOR THE SHORT TERM INCOME, SHORT-INTERMEDIATE BOND, GOVERNMENT INCOME AND INTERMEDIATE MUNICIPAL BOND FUNDS AND 4.75% FOR THE BOND, GLOBAL BOND, PENNSYLVANIA MUNICIPAL BOND AND NEW JERSEY MUNICIPAL BOND FUNDS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    94 & 95

STATEMENT
OF
OPERATIONS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                                      --------         -------        --------
                                                                      TREASURY          CASH          TAX-FREE
                                                                       RESERVE         RESERVE         RESERVE
                                                                      --------         -------        --------
INVESTMENT INCOME:
   Interest                                                           $ 24,754        $ 27,544         $ 2,735
                                                                      --------        --------         -------
     Total investment income                                            24,754          27,544           2,735
                                                                      --------        --------         -------
EXPENSES:
   Investment advisory fees                                              1,113           1,926             185
   Less: waiver of investment advisory fees                               (401)           (481)            (67)
   Administrative fees                                                   1,781           1,204             296
   Less: waiver of administrative fees                                    (446)           (433)            (74)
   Transfer agent fees & expenses                                           71             117              14
   Custodian fees                                                            1               1              --
   Professional fees                                                        25              10               3
   Registration & filing fees                                                4              60              20
   12b-1 fees                                                               23              64              12
   Trustee fees                                                             10              11               5
   Printing                                                                 65              77               5
   Miscellaneous                                                            63              32              (1)
                                                                      --------        --------         -------
   Total expenses                                                        2,309           2,588             398
                                                                      --------        --------         -------
   NET INVESTMENT INCOME                                                22,445          24,956           2,337
                                                                      --------        --------         -------
   NET REALIZED GAIN ON INVESTMENTS:
   Net realized gain from security
     transactions                                                           14               5              --
                                                                      --------        --------         -------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                  $ 22,459        $ 24,961         $ 2,337
                                                                      ========        ========         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

STATEMENT
OF CHANGES
IN NET ASSETS                                           [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)



                                                                                        -------------------     -------------------
                                                                                               EQUITY                CORE EQUITY
                                                                                             INDEX FUND                FUND(2)
                                                                                        -------------------     -------------------
                                                                                         7/1/97     7/1/96       7/1/97     7/1/96
                                                                                           TO         TO           TO         TO
                                                                                        12/31/97    6/30/97     12/31/97    6/30/97
                                                                                        --------    -------     --------    -------
OPERATIONS:
   Net investment income                                                              $   1,739     $ 3,256      $   579 $   2,927
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                             5,184       3,591       40,986    66,598
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      17,916      55,389       20,773    67,597
                                                                                       --------    --------     --------  --------
   Net increase (decrease) in net assets resulting from operations                       24,839      62,236       62,338   137,122
                                                                                       --------    --------     --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                             (1,685)     (3,225)        (595)   (2,858)
     Class A                                                                                (48)        (28)          --       (49)
     Class B                                                                                 (2)         --           --        --
   Net realized gains:
     Class Y                                                                             (8,013)     (1,484)     (69,731)  (35,253)
     Class A                                                                               (265)         (6)      (2,421)     (977)
     Class B                                                                                (16)         --          (17)       --
                                                                                       --------    --------     --------  --------
       Total dividends distributed                                                      (10,029)     (4,743)     (72,764)  (39,137)
                                                                                       --------    --------     --------  --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                         24,068          --       48,159    56,759
     Reinvestment of cash distributions                                                   8,774          --       63,917    38,110
     Cost of shares redeemed                                                            (25,937)         --      (59,580)  (89,855)
                                                                                       --------    --------     --------  --------
     Increase in net assets from Class Y transactions                                     6,905          --       52,496     5,014
                                                                                       --------    --------     --------  --------
   Class A:
     Proceeds from shares issued                                                          4,631      43,492        2,811     3,395
     Reinvestment of cash distributions                                                     330       4,960        2,403     1,038
     Cost of shares redeemed                                                               (655)    (30,407)      (1,722)   (2,376)
                                                                                       --------    --------     --------  --------
     Increase in net assets from Class A transactions                                     4,306      18,045        3,492     2,057
                                                                                       --------    --------     --------  --------
   Class B:
     Proceeds from shares issued                                                            732       4,101          132        --
     Reinvestment of cash distributions                                                      18          34           17        --
     Cost of shares redeemed                                                                 (5)       (103)          --        --
                                                                                       --------    --------     --------  --------
     Increase (decrease) in net assets from Class B transactions                            745       4,032          149        --
                                                                                       --------    --------     --------  --------
Increase in net assets derived from capital share transactions                           11,956      22,077       56,137     7,071
                                                                                       --------    --------     --------  --------
     Net increase (decrease) in net assets                                               26,766      79,570       45,711   105,056
                                                                                       --------    --------     --------  --------
NET ASSETS:
   Beginning of period                                                                  245,920     166,350      531,058   426,002
                                                                                       --------    --------     --------  --------
   End of period                                                                       $272,686    $245,920     $576,769  $531,058
                                                                                       ========    ========     ========  ========

                                                                                       -------------------   ------------------
                                                                                             GROWTH                SPECIAL
                                                                                           EQUITY FUND           EQUITY FUND
                                                                                       -------------------   ------------------
                                                                                        7/1/97     7/1/96     7/1/97    7/1/96
                                                                                          TO         TO         TO        TO
                                                                                       12/31/97    6/30/97   12/31/97   6/30/97
                                                                                       --------    -------   --------   -------
OPERATIONS:
   Net investment income                                                                $  (135) $    399     $ (201) $    121
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                            11,173    14,635      7,997     7,793
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      10,360    12,411     (1,796)    3,603
                                                                                       --------  --------    -------   -------
   Net increase (decrease) in net assets resulting from operations                       21,398    27,445      6,000    11,517
                                                                                       --------  --------    -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                                --       (393)        --      (177)
     Class A                                                                                --         (3)       --         (2)
     Class B                                                                                 --        --         --        --
   Net realized gains:
     Class Y                                                                            (11,719)  (13,864)      (350)  (13,011)
     Class A                                                                               (400)     (404)    (9,099)     (307)
     Class B                                                                                 (7)       --        (15)       --
                                                                                       --------  --------    -------   -------
       Total dividends distributed                                                      (12,126)  (14,664)    (9,464)  (13,497)
                                                                                       --------  --------    -------   -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                         18,945        --      7,178        --
     Reinvestment of cash distributions                                                  10,162        --      8,424        --
     Cost of shares redeemed                                                            (23,121)       --    (10,285)       --
                                                                                       --------  --------    -------   -------
     (Decrease) in net assets from Class Y transactions                                   5,986        --      5,317        --
                                                                                       --------  --------    -------   -------
   Class A:
     Proceeds from shares issued                                                            728    38,807        516    13,884
     Reinvestment of cash distributions                                                     400    12,752        349    13,074
     Cost of shares redeemed                                                               (390)  (36,303)      (179)  (16,684)
                                                                                       --------  --------    -------   -------
     Increase in net assets from Class A transactions                                       738    15,256        686    10,274
                                                                                       --------  --------    -------   -------
   Class B:
     Proceeds from shares issued                                                            102     1,712        124     1,020
     Reinvestment of cash distributions                                                       7       410         15       310
     Cost of shares redeemed                                                                --     (1,001)       --       (121)
                                                                                       --------  --------    -------   -------
     Increase (decrease) in net assets from Class B transactions                            109     1,121        139     1,209
                                                                                       --------  --------    -------   -------
Increase in net assets derived from capital share transactions                            6,833    16,377      6,142    11,483
                                                                                       --------  --------    -------   -------
     Net increase (decrease) in net assets                                               16,105    29,158      2,678     9,503
                                                                                       --------  --------    -------   -------
NET ASSETS:
   Beginning of period                                                                  152,393   123,235     74,327    64,824
                                                                                       --------  --------    -------   -------
   End of period                                                                       $168,498  $152,393    $77,005   $74,327
                                                                                       ========  ========    =======   =======

                                                                                        -------------------      -------------------
                                                                                            INTERNATIONAL             BALANCED
                                                                                             GROWTH FUND                FUND
                                                                                        -------------------      -------------------
                                                                                         7/1/97     7/1/96        7/1/97     7/1/96
                                                                                           TO         TO            TO         TO
                                                                                        12/31/97    6/30/97      12/31/97    6/30/97
                                                                                        --------    -------      --------    -------
OPERATIONS:
   Net investment income                                                                $    285    $   969       $ 1,335 $   3,139
   Net realized gain on investments, forward foreign currency contracts and foreign
     currency                                                                              1,974      5,290         3,960     7,717
   Net unrealized appreciation on investments, forward foreign currency contracts
     and translation of assets and liabilites in foreign currencies                      (10,192)    15,689         3,388     6,601
                                                                                        --------   --------      --------  --------
   Net increase (decrease) in net assets resulting from operations                        (7,933)    21,948         8,683    17,457
                                                                                        --------   --------      --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                                              (1,958)    (3,802)       (1,280)   (3,056)
     Class A                                                                                 (22)       (53)          (48)      (92)
     Class B                                                                                  --         --            (2)       --
   Net realized gains:
     Class Y                                                                              (6,263)    (8,375)       (6,356)   (5,885)
     Class A                                                                                 (93)      (130)         (282)     (184)
     Class B                                                                                  (1)        --           (28)       --
                                                                                        --------   --------      --------  --------
       Total dividends distributed                                                        (8,337)   (12,360)       (7,996)   (9,217)
                                                                                        --------   --------      --------  --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                                          43,065     34,899        11,645        --
     Reinvestment of cash distributions                                                    7,249     11,015         6,080        --
     Cost of shares redeemed                                                             (38,992)   (31,528)      (10,793)       --
                                                                                        --------   --------      --------  --------
     (Decrease) in net assets from Class Y transactions                                   11,322     14,386         6,932        --
                                                                                        --------   --------      --------  --------
   Class A:
     Proceeds from shares issued                                                             358        489         1,546    23,565
     Reinvestment of cash distributions                                                       11        178           323     8,737
     Cost of shares redeemed                                                                (238)      (506)         (519)  (29,150)
                                                                                        --------   --------      --------  --------
     Increase in net assets from Class A transactions                                        131        161         1,350     3,152
                                                                                        --------   --------      --------  --------
   Class B:
     Proceeds from shares issued                                                              14         --           568     1,285
     Reinvestment of cash distributions                                                        1         --            30       293
     Cost of shares redeemed                                                                  --         --           --       (833)
                                                                                        --------   --------      --------  --------
     Increase (decrease) in net assets from Class B transactions                              15         --           598       745
                                                                                        --------   --------      --------  --------
Increase in net assets derived from capital share transactions                            11,468     14,547         8,880     3,897
                                                                                        --------   --------      --------  --------
     Net increase (decrease) in net assets                                                (4,802)    24,135         9,567    12,137
                                                                                        --------   --------      --------  --------
NET ASSETS:
   Beginning of period                                                                   165,548    141,413       117,840   105,703
                                                                                        --------   --------      --------  --------
   End of period                                                                        $160,746   $165,548      $127,407  $117,840
                                                                                        ========   ========      ========  ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
(2) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    98 & 99

STATEMENT
OF CHANGES
IN NET ASSETS                                          [SQUARE BULLET]  COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                             ---------------- ----------------- ----------------
                                                                                   SHORT-
                                                                SHORT TERM      INTERMEDIATE       GOVERNMENT
                                                                INCOME FUND       BOND FUND        INCOME FUND
                                                             ---------------- ----------------- ----------------

                                                              7/1/97  7/1/96   7/1/97   7/1/96   7/1/97  7/1/96
                                                                TO      TO       TO       TO       TO      TO
                                                             12/31/97 6/30/97 12/31/97  6/30/97 12/31/97 6/30/97
                                                             -------- ------- --------  ------- -------- -------
OPERATIONS:
   Net investment income                                     $ 1,028 $ 1,757  $  5,016 $ 10,074   $  676 $  1,293
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                       8      (8)      461      (26)      88     (156)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                  68      91     1,670      993      505      434
                                                             ------- -------  -------- --------  -------  -------
   Net increase in net assets resulting from operations        1,104   1,840     7,147   11,041    1,269    1,571
                                                             ------- -------  -------- --------  -------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                  (1,015) (1,748)   (4,933)  (9,902)    (624)  (1,204)
     Class A                                                     (13)     (9)      (77)    (172)     (51)     (90)
   Net realized gains:
     Class Y                                                      --      --        --       --      --        --
     Class A                                                      --      --        --       --       --       --
                                                             ------- -------  -------- --------  -------  -------
       Total dividends distributed                            (1,028) (1,757)   (5,010) (10,074)    (675)  (1,294)
                                                             ------- -------  -------- --------  -------  -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                               6,147  16,475    20,016   45,113    3,060    8,152
     Reinvestment of cash distributions                          880   1,808     4,505    9,516      352      612
     Cost of shares redeemed                                  (6,908)(11,486)  (19,785) (52,263)  (1,936)  (3,957)
                                                             ------- -------  -------- --------  -------  -------
     Increase (decrease) in net assets from Class Y
        transactions                                             119   6,797     4,736    2,366    1,476    4,807
                                                             ------- -------  -------- --------  -------  -------
   Class A:
     Proceeds from shares issued                                  63     483       289      391      308      579
     Reinvestment of cash distributions                           13       9        59      143       43       85
     Cost of shares redeemed                                      --      (1)     (305)    (865)    (229)    (311)
                                                             ------- -------  -------- --------  -------  -------
     Increase (decrease) in net assets from Class A
         transactions                                             76     491        43     (331)     122      353
                                                             ------- -------  -------- --------  -------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                            195   7,288     4,779    2,035    1,598    5,160
                                                             ------- -------  -------- --------  -------  -------
     Net increase (decrease) in net assets                       271   7,371     6,916    3,002    2,192    5,437
                                                             ------- -------  -------- --------  -------  -------
NET ASSETS:
   Beginning of period                                        37,504  30,133   165,905  162,903   20,667   15,230
                                                             ------- -------  -------- --------  -------  -------
   End of period                                             $37,775 $37,504  $172,821 $165,905  $22,859  $20,667
                                                             ======= =======  ======== ========  =======  =======

                                                               -----------------       -----------------      ------------------
                                                                                                                 INTERMEDIATE
                                                                      BOND                  GLOBAL                MUNICIPAL
                                                                      FUND                 BOND FUND               BOND FUND
                                                               -----------------       -----------------      ------------------

                                                                7/1/97    7/1/96        7/1/97   7/1/96        7/1/97    7/1/96
                                                                  TO        TO            TO       TO            TO        TO
                                                               12/31/97   6/30/97      12/31/97  6/30/97      12/31/97   6/30/97
                                                               --------   -------      --------  -------      --------   -------
OPERATIONS:
   Net investment income                                         $ 5,627 $ 12,245        $   931  $ 1,774         $  39 $     71
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                       1,499     (735)             9      423             3       (6)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                   3,530    2,749           (188)    (149)           35       25
                                                                -------- --------        -------  -------       -------  -------
   Net increase in net assets resulting from operations           10,656   14,259            753    2,048            77       90
                                                                -------- --------        -------  -------       -------  -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                      (5,574) (12,161)        (1,509)  (2,621)          (20)     (34)
     Class A                                                         (53)     (84)           (10)     (13)          (19)     (37)
   Net realized gains:
     Class Y                                                          --       --             --       --            --       --
     Class A                                                          --       --             --       --            --       --
                                                                -------- --------        -------  -------       -------  -------
       Total dividends distributed                                (5,627) (12,245)        (1,519)  (2,634)          (39)     (71)
                                                                -------- --------        -------  -------       -------  -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                  11,940   18,942            911      107            34      841
     Reinvestment of cash distributions                            5,007   12,215          1,285    2,670             7       12
     Cost of shares redeemed                                     (30,726) (49,397)          (400)    (602)         (147)    (269)
                                                                -------- --------        -------  -------       -------  -------
     Increase (decrease) in net assets from Class Y transactions (13,779) (18,240)         1,796    2,175          (106)     584
                                                                -------- --------        -------  -------       -------  -------
   Class A:
     Proceeds from shares issued                                     427      579             69       31            66       80
     Reinvestment of cash distributions                               46       78             10       15            17       37
     Cost of shares redeemed                                        (117)    (323)           (10)     (13)          (95)    (186)
                                                                -------- --------        -------  -------       -------  -------
     Increase (decrease) in net assets from Class A transactions     356      334             69       33           (12)     (69)
                                                                -------- --------        -------  -------       -------  -------
Increase (decrease) in net assets derived from capital
   share transactions                                            (13,423) (17,906)         1,865    2,208          (118)     515
                                                                -------- --------        -------  -------       -------  -------
     Net increase (decrease) in net assets                        (8,394) (15,892)         1,099    1,622           (80)     534
                                                                -------- --------        -------  -------       -------  -------
NET ASSETS:
   Beginning of period                                           183,986  199,878         34,772   33,150         1,952    1,418
                                                                -------- --------        -------  -------       -------  -------
   End of period                                                $175,592 $183,986        $35,871  $34,772       $ 1,872  $ 1,952
                                                                ======== ========        =======  =======       =======  =======

                                                               ------------------      -----------------
                                                                  PENNSYLVANIA            NEW JERSEY
                                                                    MUNICIPAL              MUNICIPAL
                                                                    BOND FUND              BOND FUND
                                                               ------------------      -----------------

                                                                7/1/97    7/1/96        7/1/97   7/1/96
                                                                  TO        TO            TO       TO
                                                               12/31/97   6/30/97      12/31/97  6/30/97
                                                               --------   -------      --------  -------
OPERATIONS:
   Net investment income                                          $  366  $    583        $  51 $      81
   Net realized gain (loss) on investments, forward foreign
     currency contracts and foreign currency                          40        20           (1)       (3)
   Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of
     assets and liabilites in foreign currencies                     378       240           57        24
                                                                 -------   -------      -------   -------
   Net increase in net assets resulting from operations              784       843          107       102
                                                                 -------   -------      -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                        (290)     (521)         (40)      (65)
     Class A                                                         (76)      (62)         (11)      (16)
   Net realized gains:
     Class Y                                                          --        --           --        (8)
     Class A                                                          --        --           --        (2)
                                                                 -------   -------      -------   -------
       Total dividends distributed                                  (366)     (583)         (51)      (91)
                                                                 -------   -------      -------   -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                                   2,871     3,530          172       525
     Reinvestment of cash distributions                              126       297           14        14
     Cost of shares redeemed                                        (586)   (2,772)        (102)     (388)
                                                                 -------   -------      -------   -------
     Increase (decrease) in net assets from Class Y transactions   2,411     1,055           84       151
                                                                 -------   -------      -------   -------
   Class A:
     Proceeds from shares issued                                   2,567     1,341          168        99
     Reinvestment of cash distributions                               64        56            9        15
     Cost of shares redeemed                                        (133)     (420)         (72)      (22)
                                                                 -------   -------      -------   -------
     Increase (decrease) in net assets from Class A transactions   2,498       977          105        92
                                                                 -------   -------      -------   -------
Increase (decrease) in net assets derived from capital
   share transactions                                              4,909     2,032          189       243
                                                                 -------   -------      -------   -------
     Net increase (decrease) in net assets                         5,327     2,292          245       254
                                                                 -------   -------      -------   -------
NET ASSETS:
   Beginning of period                                            12,175     9,883        1,875     1,621
                                                                 -------   -------      -------   -------
   End of period                                                 $17,502   $12,175      $ 2,120   $ 1,875
                                                                 =======   =======      =======   =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    100 & 101

STATEMENT
OF CHANGES
IN NET ASSETS                                           [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------
(000)

     COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

                                                       -------------------    -------------------   ------------------
                                                            TREASURY                 CASH                TAX-FREE
                                                             RESERVE                RESERVE               RESERVE
                                                       -------------------    -------------------   ------------------
                                                        7/1/97     7/1/96      7/1/97     7/1/96     7/1/97    7/1/96
                                                          TO         TO          TO         TO         TO        TO
                                                       12/31/97    6/30/97    12/31/97    6/30/97   12/31/97   6/30/97
                                                       --------    -------    --------    -------   --------   -------
OPERATIONS:
   Net investment income                             $   22,445  $   43,860  $  24,956  $   44,127  $  2,337 $   3,787
   Net realized gain (loss) on securities transactions       14           8          5           1        --        (1)
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Net increase in net assets resulting from operations  22,459      43,868     24,961      44,128     2,337     3,786
                                                     ----------  ---------- ----------  ----------  -------- ---------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                            (22,007)    (43,173)   (23,686)    (43,042)   (2,224)   (3,677)
     Class C                                               (438)       (687)    (1,270)     (1,085)     (135)      (86)
                                                     ----------  ---------- ----------  ----------  -------- ---------
       Total dividends distributed                      (22,445)    (43,860)   (24,956)    (44,127)   (2,359)   (3,763)
                                                     ----------  ---------- ----------  ----------  -------- ---------
CAPITAL SHARE TRANSACTIONS:
   Class Y
     Proceeds from shares issued                      1,198,732   2,548,964  1,003,078   2,154,887   170,940   392,069
     Reinvestment of cash distributions                   1,462       4,246      1,865       3,136        96       229
     Cost of shares redeemed                         (1,228,616) (2,610,396)  (961,599) (2,061,985) (137,772) (376,938)
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets from Class Y
       transactions                                     (28,422)    (57,186)    70,344      96,038    33,264    15,360
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Class C
     Proceeds from shares issued                         34,333      12,429    107,066      44,890    24,342     3,779
     Reinvestment of cash distributions                     272         264      1,229       1,023       132        79
     Cost of shares redeemed                            (22,458)    (19,933)   (56,508)    (37,956)  (15,279)   (3,506)
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets from Class C
       transactions                                      12,147      (7,240)    51,787       7,957     9,195       352
                                                     ----------  ---------- ----------  ----------  -------- ---------
   Class B
     Proceeds from shares issued                             --          --         88          --        --        --
     Reinvestment of cash distributions                      --          --         --          --        --        --
     Cost of shares redeemed                                 --          --         (8)         --        --        --
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase in net assets from Class B
       transactions                                          --          --         80          --        --        --
                                                     ----------  ---------- ----------  ----------  -------- ---------
     Increase (decrease) in net assets derived from
       capital share transactions                        16,275     (64,426)   122,211     103,995    42,459    15,712
                                                     ----------  ---------- ----------  ----------  -------- ---------
       Net (decrease) increase in net assets             16,261     (64,418)   122,216     103,996    42,437    15,735
                                                     ----------  ---------- ----------  ----------  -------- ---------
NET ASSETS:
   Beginning of period                                  847,530     911,948    913,944     809,948   122,781   107,046
                                                     ----------  ---------- ----------  ----------  -------- ---------
   End of period                                     $  831,269  $  847,530 $1,036,160  $  913,944  $165,218 $ 122,781
                                                     ==========  ========== ==========  ==========  ======== =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

     COREFUND EQUITY FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


For a Share Outstanding Throughout the Period

                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE   INVESTMENT     UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING   INCOME    GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   (LOSS)     ON SECURITIES      INCOME         GAINS       OF PERIOD    RETURN8   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y**
   1997(A)     $37.39 $ 0.26         $ 3.50          $(0.26)        $(1.24)       $39.65     10.12%+ $262,831    0.37%
   1997         28.47   0.51           9.16           (0.51)         (0.24)        37.39     34.44    241,413    0.37
   1996         23.79   0.51           5.47           (0.51)         (0.79)        28.47     25.69    166,350    0.35
   1995         20.54   0.52           4.24           (0.52)         (0.99)        23.79     24.45    112,533    0.37
   1994         20.97   0.55          (0.43)          (0.55)            --         20.54      0.55     72,552    0.35
   1993         19.22   0.52           1.84           (0.52)         (0.09)        20.97     12.39     50,551    0.49
   1992         18.46   0.52           1.80           (0.48)         (1.08)        19.22     12.59     20,166    0.57
   19911        19.48   0.03          (0.94)          (0.02)         (0.09)        18.46     (4.64)+   12,117    0.97
   CLASS A
   1997(A)     $37.37 $ 0.26         $ 3.51          $(0.24)        $(1.24)       $39.66      2.74%+ $  9,113    0.37%
   1997(10)     29.62   0.32           8.05           (0.38)         (0.24)        37.37     28.58+     4,507    0.37
   CLASS B
   1997(A)(12) $39.16 $ 0.16         $ 1.27          $(0.23)        $(1.24)       $39.12      3.37%+ $    742    1.37%

-------------------
CORE EQUITY FUND(9)
-------------------
   CLASS Y*
   1997(A)     $21.11 $   --         $ 2.41          $   --         $(2.92)       $20.60     11.87%+ $557,593    0.99%
   1997         17.26   0.12           5.32           (0.12)         (1.47)        21.11     33.10    515,015    0.98
   1996         17.07   0.14           1.49           (0.14)         (1.30)        17.26     19.24    414,824    0.97
   INSTITUTIONAL CLASS*
   1995        $15.00 $ 0.19         $ 2.87          $(0.19)        $(0.80)       $17.07     22.00%  $378,352    1.05%
   CLASS A*
   1997(A)     $21.13 $   --         $ 2.40          $   --         $(2.92)       $20.61     11.70%+ $ 19,043    1.24%
   1997         17.28   0.07           5.32           (0.07)         (1.47)        21.13     32.74     16,043    1.23
   1996         17.08   0.12           1.49           (0.11)         (1.30)        17.28     19.11     11,178    1.22
   RETAIL CLASS*
   1995        $15.00 $ 0.18         $ 2.87          $(0.17)        $(0.80)       $17.08     21.94%  $  6,591    1.34%
   PRIOR CLASS
   1994        $15.39 $ 0.11         $ 0.22          $(0.11)        $(0.61)       $15.00      2.21%  $ 50,128    1.49%
   1993         13.93   0.14           1.89           (0.14)         (0.43)        15.39     14.90     45,677    1.20
   1992         13.08   0.19           1.02           (0.19)         (0.17)        13.93      9.27     28,103    0.92
   1991          8.95   0.26           4.13           (0.26)            --         13.08     49.37     12,830    0.54
   1990(2)      10.00   0.14          (1.05)          (0.14)            --          8.95     (9.22)     5,982    0.65
   CLASS B
   1997(A)(12) $23.05 $(4.44)        $ 2.62          $   --         $(2.92)       $18.31     (7.39)%+$    133    1.99%

------------------
GROWTH EQUITY FUND
------------------
   CLASS Y**
   1997(A)     $15.43 $ 0.01         $ 2.16          $   --         $(1.24)       $16.33     14.11%+ $162,698    0.96%
   1997         14.19   0.04           2.81           (0.04)         (1.57)        15.43     21.67    147,700    0.96
   1996         11.18   0.08           3.36           (0.08)         (0.35)        14.19     31.36    120,073    0.89
   1995          9.11   0.08           2.07           (0.08)            --         11.18     23.71     91,345    0.76
   1994          9.95   0.05          (0.84)          (0.05)            --          9.11     (8.01)    64,877    0.69
   1993          8.74   0.08           1.21           (0.08)            --          9.95     14.76     63,777    0.43
   19923        10.00   0.05          (1.26)          (0.05)            --          8.74    (12.05)+   33,418    0.14
   CLASS A**
   1997(A)     $15.39 $(0.03)        $ 2.15          $   --         $(1.24)       $16.27     14.02%+ $  5,699    1.21%
   1997         14.17   0.01           2.79           (0.01)         (1.57)        15.39     21.29      4,693    1.21
   1996         11.17   0.05           3.35           (0.05)         (0.35)        14.17     31.00      3,162    1.14
   1995          9.10   0.06           2.07           (0.06)            --         11.17     23.44      2,043    1.01
   1994          9.95   0.04          (0.85)          (0.04)            --          9.10     (8.13)     1,730    0.94
   19934         9.80   0.03           0.15           (0.03)            --          9.95      1.80+     5,224    0.80
   CLASS B
   1997(A)(13) $17.32 $(0.02)        $ 0.13          $   --         $(1.24)       $16.19      0.85%+ $    101    1.96%


                               RATIO    RATIO OF NET
                  RATIO     OF EXPENSES INCOME (LOSS)
                  OF NET    TO AVERAGE   TO AVERAGE
                  INCOME    NET ASSETS   NET ASSETS   PORTFOLIO  AVG.
                 TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER   COMM.
                 NET ASSETS   WAIVERS)    WAIVERS)     RATE***  RATE11
                 ----------  ----------- ------------ --------- ------
-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y*
   1997(A)         1.30%      0.71%         0.96%         9%  $0.0621
   1997            1.63       0.71          1.29         11    0.0639
   1996            1.94       0.71          1.59         13    0.0641
   1995            2.48       0.76          2.09         27     N/A
   1994            2.63       0.75          2.23         13     N/A
   1993            2.82       0.88          2.43          4     N/A
   1992            2.66       1.06          2.17         27     N/A
   19911           1.79       1.20          1.56         --     N/A
   CLASS A
   1997(A)         1.05%      0.71%         0.71%         9%  $0.0621
   1997(10)        1.51       0.69          1.19         11    0.0639
   CLASS B
   1997(A)(12)     0.30%      1.71%        (0.04)%        9%  $0.0621

-------------------
CORE EQUITY FUND(9)
-------------------
   CLASS Y*
   1997(A)         0.21%      1.05%         0.15%        23%  $0.0658
   1997            0.63       1.03          0.58         79    0.0624
   1996            1.15       1.01          1.11        114    0.0636
   INSTITUTIONAL CLASS*
   1995            1.44%      1.10%         1.44%       119%    N/A
   CLASS A*
   1997(A)        (0.04)%     1.30%        (0.10)%       23%  $0.0658
   1997            0.38       1.28          0.33         79    0.0624
   1996            0.89       1.26          0.85        114    0.0636
   RETAIL CLASS*
   1995            1.23%      1.53%         1.04%       119%    N/A
   PRIOR CLASS
   1994            0.75%      1.51%         0.73%        35%    N/A
   1993            0.94       1.41          0.73         24     N/A
   1992            1.47       1.23          1.17         39     N/A
   1991            2.30       1.48          1.36         68     N/A
   1990(2)         2.29       1.59          1.35         43     N/A
   CLASS B
   1997(A)(12)    (0.79)%     2.30%        (1.10)%       23%  $0.0658

------------------
GROWTH EQUITY FUND
------------------
   CLASS Y*
   1997(A)        (0.15)%     1.05%        (0.24)%       41%  $0.0602
   1997            0.30       1.06          0.20         74    0.0600
   1996            0.64       1.05          0.48         81    0.0601
   1995            0.84       1.10          0.50        113     N/A
   1994            0.48       1.11          0.06        127     N/A
   1993            0.85       1.11          0.17        103     N/A
   19923           1.38       1.12          0.40         66     N/A
   CLASS A*
   1997(A)        (0.40)%     1.30%        (0.49)%       41%  $0.0602
   1997            0.04       1.31         (0.06)        74    0.0600
   1996            0.40       1.30          0.23         81    0.0601
   1995            0.59       1.35          0.25        113     N/A
   1994            0.23       1.36         (0.19)       127     N/A
   19934           0.39       1.48         (0.29)       103     N/A
   CLASS B
   1997(A)(12)    (1.15)%     2.05%        (1.24)%      41%   $0.0602


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE,
   THE FUND'S NET INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH FEBRUARY 20, 1995
   WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF
   SHARES AS OF FEBRUARY 21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND DISTRIBUTIONS FOR EACH
   APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995 THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE
   FINANCIAL HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE PER SHARE INVESTMENT ACTIVITIES
   AND DISTRIBUTIONS REFLECT THIS ALLOCATION. ADDITIONALLY, ON APRIL 15 & 22, 1996 THE CONESTOGA EQUITY AND SPECIAL EQUITY
   FUNDS WERE ACQUIRED BY COREFUNDS, INC.; AT WHICH TIME THE INSTITUTIONAL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED
   FOR CLASS Y SHARES AND THE RETAIL CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED FOR CLASS A SHARES.
** ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND, EXCLUDING THE SPECIAL EQUITY FUND, WERE REDESIGNATED CLASS Y AND THE
   SERIES B SHARES OF EACH FUND WERE REDESIGNATED CLASS A.
***FOR THE YEAR ENDED JUNE 30, 1996, TRANSACTIONS RELATING TO THE MERGER WERE EXCLUDED FROM THE CALCULATION OF THE
   PORTFOLIO TURNOVER RATE.
+  THIS FIGURE HAS NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
1  COMMENCED OPERATIONS JUNE 1, 1991. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
2  COMMENCED OPERATIONS FEBRUARY 28, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3  COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD
   HAVE BEEN ANNUALIZED.
4  COMMENCED OPERATIONS JANUARY 4, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period


                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE   INVESTMENT     UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING   INCOME    GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   (LOSS)     ON SECURITIES      INCOME         GAINS       OF PERIOD    RETURN8   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
----------------------
SPECIAL EQUITY FUND(9)
----------------------
   CLASS Y*
   1997(A)     $11.27 $(0.03)        $ 0.90          $   --        $(1.49)       $10.65       8.14%+   $74,025     1.07%
   1997         11.86   0.02           1.81           (0.03)        (2.39)        11.27      17.94      71,980     0.84
   1996         11.42   0.07           2.13           (0.07)        (1.69)        11.86      22.27      63,680     0.34
   INSTITUTIONAL CLASS*
   1995        $ 9.37 $ 0.12         $ 2.12          $(0.12)       $(0.07)       $11.42      24.44%    $57,396     0.32%
   CLASS A*
   1997(A)     $11.25 $(0.03)        $ 0.87          $   --        $(1.49)       $10.60       7.88%+   $ 2,858     1.32%
   1997         11.85     --           1.81           (0.02)        (2.39)        11.25      17.73       2,347     1.14
   1996         11.42   0.08           2.11           (0.07)        (1.69)        11.85      22.14       1,144     0.37
   RETAIL CLASS*
   1995        $ 9.37 $ 0.12         $ 2.12          $(0.12)       $(0.07)       $11.42      24.44%    $   734     0.27%
   PRIOR CLASS
   19945       $10.00 $ 0.06         $(0.63)         $(0.06)       $   --        $ 9.37      (5.72)%   $10,069     0.15%
   CLASS B
   1997(A)(12) $12.80 $(0.01)        $(0.82)         $   --        $(1.49)       $10.48      (6.13)+%  $   122     2.07%

--------------------------
INTERNATIONAL GROWTH FUND
--------------------------
   CLASS Y**
   1997(A)     $14.72  $0.01         $(0.73)         $(0.17)       $(0.55)       $13.28      (4.89)%+ $158,408     0.95%
   1997         13.97   0.14           1.84           (0.37)        (0.86)        14.72      15.43     163,117     1.20
   1996         12.29   0.16           1.86           (0.28)        (0.06)        13.97      16.72     139,275     1.14
   1995         13.18   0.12          (0.17)          (0.04)        (0.80)        12.29      (0.21)    110,838     1.05
   1994         11.71   0.12           1.78           (0.12)        (0.31)        13.18      16.28     108,911     0.99
   1993         10.52   0.10           1.16           (0.07)           --         11.71      12.06      61,655     0.99
   1992         10.10   0.17           0.31              --         (0.06)        10.52       4.90      42,594     0.96
   1991         10.75   0.19          (0.44)          (0.27)        (0.13)        10.10      (2.71)     20,582     0.99
   19906        10.00   0.11           0.86           (0.09)        (0.13)        10.75       9.74+     13,513     1.22
   CLASS A**
   1997(A)     $14.70 $(0.01)        $(0.73)         $(0.13)       $(0.55)       $13.28      (4.98)%+ $  2,324     1.20%
   1997         13.96   0.09           1.85           (0.34)        (0.86)        14.70      15.09       2,431     1.45
   1996         12.27   0.11           1.89           (0.25)        (0.06)        13.96      16.54       2,138     1.39
   1995         13.17   0.09          (0.17)          (0.02)        (0.80)        12.27      (0.48)      1,943     1.30
   1994         11.71   0.06           1.82           (0.11)        (0.31)        13.17      16.08       2,019     1.24
   19934        10.07   0.05           1.59              --            --         11.71      16.29+        344     1.15
   CLASS B
   1997(A)(15) $13.79 $(0.02)        $ 0.22          $(0.16)       $(0.55)       $13.28       1.46%+  $     14     2.16%

--------------
BALANCED FUND
--------------
   CLASS Y**
   1997(A)     $13.52  $0.15         $ 0.83          $(0.15)       $(0.75)       $13.60       7.31%+  $121,302     0.82%
   1997         12.59   0.36           1.61           (0.36)        (0.68)        13.52      16.44     113,642     0.78
   1996         11.06   0.33           1.68           (0.33)        (0.15)        12.59      18.41     102,515     0.81
   1995          9.88   0.35           1.21           (0.35)        (0.03)        11.06      16.21      61,092     0.73
   1994         10.39   0.35          (0.51)          (0.35)           --          9.88      (1.62)     42,429     0.62
   19934        10.00   0.16           0.39           (0.16)           --         10.39       5.52+     29,434     0.45
   CLASS A**
   1997(A)     $13.52  $0.12         $ 0.84          $(0.13)       $(0.75)       $13.60       7.19%+  $  5,532     1.07%
   1997         12.59   0.32           1.61           (0.32)        (0.68)        13.52      16.15       4,198     1.03
   1996         11.06   0.30           1.68           (0.30)        (0.15)        12.59      18.13       3,188     1.06
   1995          9.89   0.34           1.19           (0.33)        (0.03)        11.06      15.84       2,344     0.98
   1994         10.38   0.31          (0.49)          (0.31)           --          9.89      (1.86)      2,222     0.87
   19937        10.00   0.16           0.38           (0.16)           --         10.38       2.50+        701     0.55
   CLASS B
   1997(A)(14) $14.39  $0.09         $(0.09)         $ 0.13        $(0.75)       $13.51      (0.45)%+ $    573     1.82%

                           RATIO    RATIO OF NET
              RATIO     OF EXPENSES INCOME (LOSS)
              OF NET    TO AVERAGE   TO AVERAGE
              INCOME    NET ASSETS   NET ASSETS   PORTFOLIO  AVG.
             TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER   COMM.
             NET ASSETS   WAIVERS)    WAIVERS)     RATE***  RATE11
             ----------  ----------- ------------ --------- ------
-----------
SPECIAL EQU
-----------
   CLASS Y*
   1997(A)     (0.44)%      1.81%       (1.18)%       32%  $0.0628
   1997         0.19        1.82        (0.79)        74   $0.0581
   1996         0.94        1.79        (0.51)        72    0.0539
   INSTITUTIONAL CLASS*
   1995         1.14%       1.97%       (0.51)%      129%     N/A
   CLASS A*
   1997(A)     (0.69)%      2.06%       (1.43)%       32%  $0.0628
   1997        (0.12)       2.07        (1.05)        74   $0.0581
   1996         0.91        1.82        (0.55)        72    0.0539
   RETAIL CLASS*
   1995         1.29%       2.24%       (0.68)%      129%     N/A
   PRIOR CLASS
   19945        1.06%       2.10%       (0.89)%       39%     N/A
   CLASS B
   1997(A)(12) (1.44)%      2.81%       (2.18)%       32%  $0.0628

------------------------------
INTERNATIONATIONAL GROWTH FUND
------------------------------
   CLASS Y**
   1997(A)      0.47%       1.04%        0.38%        25%  $0.0024
   1997         0.82        1.29         0.73         59    0.0080
   1996         1.05        1.25         0.94         41    0.0270
   1995         0.98        1.19         0.84         59      N/A
   1994         0.23        1.18         0.04         67      N/A
   1993         1.22        1.28         0.93         59      N/A
   1992         1.67        1.40         1.23         87      N/A
   1991         1.80        1.56         1.23         49      N/A
   19906        2.57        1.99         1.80         20      N/A
   CLASS A**
   1997(A)      0.23%       1.29%        0.14%        25%  $0.0024
   1997         0.57        1.54         0.48         59    0.0080
   1996         0.80        1.50         0.69         41    0.0270
   1995         0.73        1.44         0.59         59      N/A
   1994         0.05        1.43        (0.14)        67      N/A
   19934        1.51        1.44         1.22         59      N/A
   CLASS B
   1997(A)(15) (1.15)%      2.23%       (1.22%)       25%  $0.0024

-------------
BALANCED FUND
-------------
   CLASS Y**
   1997(A)      2.12%       1.03%        1.91%        30%  $0.0601
   1997         2.79        1.00         2.57         54    0.0600
   1996         2.79        1.03         2.57         74    0.0621
   1995         3.51        1.07         3.17         46      N/A
   1994         3.46        1.08         3.00         56      N/A
   19934        3.38        1.39         2.45         21      N/A
   CLASS A**
   1997(A)      1.87%       1.28%        1.66%        30%  $0.0601
   1997         2.54        1.25         2.32         54    0.0600
   1996         2.53        1.27         2.32         74    0.0621
   1995         3.27        1.32         2.93         46      N/A
   1994         3.21        1.33         2.75         56      N/A
   19937        5.76        1.48         4.83         21      N/A
   CLASS B
   1997(A)(14) (1.12)%      2.03%        0.91%        30%  $0.0601

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
5  COMMENCED OPERATIONS MARCH 15, 1994. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
6  COMMENCED OPERATIONS FEBRUARY 12, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
7  COMMENCED OPERATIONS MARCH 16, 1993. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
8  TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES LOAD. ADDITIONALLY TOTAL RETURN FOR CLASS Y & CLASS A FOR THE CORE
   EQUITY & SPECIAL EQUITY FUNDS FOR 1996 ARE FOR AN EIGHT MONTH PERIOD ENDED JUNE 30, 1997.
9  THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996 REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO
   JUNE 30, 1996.  ALL PRIOR YEARS ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.
10 COMMENCED OPERATIONS ON OCTOBER 9, 1996. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
11 AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING
   THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
12 COMMENCED OPERATIONS ON NOVEMBER 7, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
13 COMMENCED OPERATIONS ON NOVEMBER 18, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
14 COMMENCED OPERATIONS ON NOVEMBER 5, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
15 COMMENCED OPERATIONS ON NOVEMBER 24, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------

     COREFUND FIXED INCOME FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)


For a Share Outstanding Throughout the Period

              NET                                                                                      NET
             ASSET                 REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                ASSETS     RATIO
             VALUE      NET        UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   INCOME     ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN10  (000)    NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
-------------------------
SHORT TERM INCOME FUND11
-------------------------
   CLASS Y*
   1997(A)  $ 9.97    $0.28          $ 0.02        $(0.28)         $  --         $ 9.99      3.00%+ $ 37,203     0.49%
   1997       9.94     0.53            0.03         (0.53)            --           9.97      5.82     37,011     0.47
   1996      10.05     0.36           (0.08)        (0.38)          (0.01)         9.94      2.78     30,132     0.51
   INSTITUTIONAL CLASS*
   19951    $10.00    $0.25          $ 0.03        $(0.23)         $  --         $10.05      2.57%+ $ 36,059     0.63%
   CLASS A*
   1997(A)  $ 9.96    $0.26          $ 0.02        $(0.26)         $  --         $ 9.98      2.87%+ $    570     0.74%
   1997       9.93     0.51            0.03         (0.51)            --           9.96      5.59        493     0.73
   1996      10.04     0.35           (0.10)        (0.35)          (0.01)         9.93      2.55          1     0.76
   RETAIL CLASS*
   19952    $10.01    $0.23           $0.02        $(0.22)         $  --         $10.04      2.87%+ $     11     0.88%

-----------------------------
SHORT-INTERMEDIATE BOND FUND
-----------------------------
   CLASS Y**
   1997(A)  $ 9.83    $0.29          $ 0.12        $(0.29)         $  --         $ 9.95      4.25%+ $169,990     0.51%
   1997       9.76     0.59            0.07         (0.59)            --           9.83      6.90    163,153     0.49
   1996       9.84     0.57           (0.08)        (0.57)            --           9.76      5.05    159,841     0.55
   1995       9.63     0.53            0.21         (0.53)            --           9.84      8.22     55,128     0.60
   1994      10.18     0.43           (0.53)        (0.43)          (0.02)         9.63     (0.32)    48,379     0.58
   1993      10.01     0.47            0.31         (0.47)          (0.14)        10.18      7.90     44,692     0.42
   19923     10.00     0.23            0.01         (0.23)            --          10.01      2.49+    22,623     0.11
   CLASS A**
   1997(A)  $ 9.83    $0.28          $ 0.12        $(0.28)         $  --         $ 9.95      4.14%+ $  2,831     0.76%
   1997       9.76     0.56            0.07         (0.56)            --           9.83      6.64      2,752     0.74
   1996       9.84     0.54           (0.08)        (0.54)            --           9.76      4.79      3,062     0.81
   1995       9.63     0.54            0.20         (0.53)            --           9.84      7.95      1,961     0.85
   1994      10.18     0.41           (0.53)        (0.41)          (0.02)         9.63     (0.56)     9,365     0.83
   19934     10.01     0.20            0.17         (0.20)            --          10.18      3.95+     5,752     0.75

-----------------------
GOVERNMENT INCOME FUND
-----------------------
   CLASS Y**
   1997(A)  $ 9.76    $0.31          $ 0.27        $(0.31)         $  --         $10.03      6.00%+ $ 21,032     0.73%
   1997       9.62     0.62            0.14         (0.62)            --           9.76      8.15     19,007     0.70
   1996       9.83     0.61           (0.21)        (0.61)            --           9.62      4.09     13,943     0.64
   1995       9.52     0.62            0.31         (0.62)            --           9.83     10.26     11,305     0.59
   1994      10.18     0.50           (0.62)        (0.50)          (0.04)         9.52     (1.34)     9,089     0.50
   19935     10.00     0.13            0.18         (0.13)            --          10.18      3.12+     6,323     0.44
   CLASS A**
   1997(A)  $ 9.76    $0.30          $ 0.27        $(0.30)         $  --         $10.03      5.86%+ $  1,827     0.98%
   1997       9.62     0.60            0.14         (0.60)            --           9.76      7.88      1,660     0.95
   1996       9.84     0.58           (0.22)        (0.58)            --           9.62      3.73      1,287     0.88
   1995       9.51     0.61            0.33         (0.61)            --           9.84     10.23      1,374     0.85
   1994      10.17     0.47           (0.62)        (0.47)          (0.04)         9.51     (1.57)     1,536     0.75
   19938     10.00     0.07            0.17         (0.07)            --          10.17      1.71+       201     0.63

------------
BOND FUND11
------------
   CLASS Y*
   1997(A)  $10.24    $0.32          $ 0.29        $(0.32)         $  --         $10.53      6.06%+ $173,565     0.57%
   1997      10.15     0.64            0.09         (0.64)            --          10.24      7.43    182,364     0.56
   1996      10.55     0.43           (0.30)        (0.45)          (0.08)        10.15      1.23    198,605     0.55
   INSTITUTIONAL CLASS*
   1995    $  9.81    $0.61          $ 0.71        $(0.58)         $  --         $10.55     13.87%  $194,442     0.71%
   CLASS A*
   1997(A)  $10.24    $0.31          $ 0.29        $(0.31)         $  --         $10.53      5.93%+ $  2,027     0.82%
   1997      10.15     0.62            0.09         (0.62)            --          10.24      7.15      1,622     0.81
   1996      10.56     0.44           (0.33)        (0.44)          (0.08)        10.15      0.98      1,273     0.80
   RETAIL CLASS*
   1995    $  9.81    $0.60          $ 0.72        $(0.57)         $  --         $10.56     13.83%  $  1,373     0.97%
   PRIOR CLASS
   1994     $11.18    $0.53          $(1.04)       $(0.52)         $(0.34)       $ 9.81     (4.75)% $ 23,377     1.01%
   1993      10.89     0.56            0.54         (0.56)          (0.25)        11.18     10.63     27,346     0.88
   1992      10.65     0.70            0.32         (0.68)          (0.10)        10.89      9.82     15,180     0.46
   1991       9.96     0.78            0.69         (0.78)            --          10.65     15.16      7,255     0.47
   19906     10.00     0.50           (0.04)        (0.50)            --           9.96      4.64+     4,593     0.68

                             RATIO    RATIO OF NET
                RATIO     OF EXPENSES INCOME (LOSS)
                OF NET    TO AVERAGE   TO AVERAGE
                INCOME    NET ASSETS   NET ASSETS   PORTFOLIO
               TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER
               NET ASSETS   WAIVERS)    WAIVERS)     RATE***
               ----------  ----------- ------------ ---------
------------------------
SHORT TERM INCOME FUND11
------------------------
   CLASS Y*
   1997(A)       5.48%       1.07%        4.90%        28%
   1997          5.37        1.05         4.79         99
   1996          5.31        1.03         4.79        102
   INSTITUTIONAL CLASS*
   19951         5.43%       1.08%        4.98%        40%
   CLASS A*
   1997(A)       5.23%       1.32%        4.65%        28%
   1997          5.18        1.32         4.59         99
   1996          5.05        1.25         4.56        102
   RETAIL CLASS*
   19952         5.05%       1.33%        4.60%        40%

----------------------------
SHORT-INTERMEDIATE BOND FUND
----------------------------
   CLASS Y**
   1997(A)       5.37%       0.80%        5.08%        66%
   1997          5.98        0.80         5.67        158
   1996          5.80        0.81         5.54        257
   1995          5.76        0.84         5.52        405
   1994          4.30        0.86         4.02        299
   1993          4.62        0.86         4.18        188
   19923         5.73        0.84         5.00         51
   CLASS A**
   1997(A)       4.88%       1.05%        4.59%        66%
   1997          5.73        1.05         5.42        158
   1996          5.51        1.06         5.27        257
   1995          5.27        1.09         5.03        405
   1994          4.05        1.11         3.77        299
   19934         3.78        1.19         3.34        188

----------------------
GOVERNMENT INCOME FUND
----------------------
   CLASS Y**
   1997(A)       6.16%       0.83%        6.06%        18%
   1997          6.40        0.85         6.25        120
   1996          6.17        0.89         5.92        131
   1995          6.53        0.98         6.14        368
   1994          4.93        1.00         4.43        157
   19935         5.41        1.10         4.75         93
   CLASS A**
   1997(A)       5.91%       1.08%        5.81%        18%
   1997          6.15        1.10         6.00        120
   1996          5.93        1.14         5.67        131
   1995          6.25        1.24         5.86        368
   1994          4.68        1.25         4.18        157
   19938         5.35        1.29         4.69         93

-----------
BOND FUND11
-----------
   CLASS Y*
   1997(A)       6.11%       1.04%        5.64%        71%
   1997          6.29        1.04         5.81        210
   1996          6.28        0.97         5.86        190
   INSTITUTIONAL CLASS*
   1995          6.09%       1.12%        5.68%       352%
   CLASS A*
   1997(A)       5.86%       1.29%        5.39%        71%
   1997          6.05        1.29         5.57        210
   1996          6.02        1.22         5.61        190
   RETAIL CLASS*
   1995          6.02%       1.44%        5.55%       352%
   PRIOR CLASS*
   1994          5.07%       1.60%        4.48%       232%
   1993          5.16        1.49         4.55        158
   1992          6.78        1.24         6.01         99
   1991          7.71        1.41         6.78         47
   19906         7.75        1.62         6.81         23


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period

                                                                                                        NET
           NET ASSET    NET        REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS     NET                 ASSETS     RATIO
             VALUE      NET         UNREALIZED      FROM NET         FROM       ASSET VALUE             END    OF EXPENSES
           BEGINNING INVESTMENT  GAINS OR (LOSSES) INVESTMENT      CAPITAL         END        TOTAL  OF PERIOD TO AVERAGE
           OF PERIOD   INCOME     ON SECURITIES      INCOME         GAINS       OF PERIOD   RETURN10   (000)   NET ASSETS
           --------- ----------  ---------------- -------------  -------------  -----------  ------- --------- -----------
----------------
GLOBAL BOND FUND
----------------
   CLASS Y**
   1997(A)  $ 9.54    $0.37         $(0.17)         $(0.41)         $  --         $ 9.33      2.06%+  $ 35,625    0.68%
   1997       9.70     0.49           0.09           (0.74)            --           9.54      6.18      34,590    0.85
   1996       9.62     0.47           0.30           (0.69)            --           9.70      8.00      32,998    0.71
   1995       9.06     0.62           0.24           (0.30)            --           9.62      9.70      26,898    0.64
   19947     10.00     0.25          (1.15)          (0.04)            --           9.06     (9.00)+    24,957    0.73
   CLASS A**
   1997(A)  $ 9.52    $0.29         $(0.10)         $(0.39)         $  --         $ 9.32      2.05%+  $    246    0.93%
   1997       9.68     0.42           0.14           (0.72)            --           9.52      5.92         182    1.10
   1996       9.61     0.61           0.12           (0.66)            --           9.68      7.74         152    0.96
   1995       9.04     0.61           0.24           (0.28)            --           9.61      9.57         170    0.89
   19947     10.00     0.19          (1.11)          (0.04)            --           9.04     (9.22)+       167    0.98
---------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997(A)  $10.05    $0.21         $ 0.20          $(0.21)         $  --         $10.25      4.13%+  $    906    0.56%
   1997       9.92     0.42           0.13           (0.42)            --          10.05      5.62         993    0.55
   1996       9.83     0.37           0.09           (0.37)            --           9.92      4.74         403    0.81
   1995       9.68     0.38           0.15           (0.38)            --           9.83      5.58         365    0.82
   1994      10.09     0.39          (0.41)          (0.39)            --           9.68     (0.27)      1,088    0.63
   19938     10.00     0.04           0.09           (0.04)            --          10.09      1.33+      2,009    0.58
   CLASS A**
   1997(A)  $10.05    $0.20         $ 0.20          $(0.20)         $  --         $10.25      4.00%+  $    966    0.81%
   1997       9.92     0.39           0.13           (0.39)            --          10.05      5.36         959    0.80
   1996       9.83     0.35           0.09           (0.35)            --           9.92      4.48       1,015    1.08
   1995       9.67     0.35           0.16           (0.35)            --           9.83      5.42       1,027    1.08
   1994      10.08     0.37          (0.41)          (0.37)            --           9.67     (0.52)      1,311    0.88
   19938     10.00     0.03           0.08           (0.03)            --          10.08      1.19+        166    0.81
---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------
   CLASS Y**
   1997(A)  $10.47    $0.27         $ 0.30          $(0.27)         $  --         $10.77      5.51%+  $ 12,912    0.08%
   1997      10.22     0.54           0.25           (0.54)            --          10.47      7.92      10,171    0.08
   1996      10.16     0.55           0.06           (0.55)            --          10.22      6.02       8,864    0.21
   1995       9.95     0.51           0.21           (0.51)            --          10.16      7.50       2,272    0.39
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.14+        434    0.42
   CLASS A**
   1997(A)  $10.47    $0.26         $ 0.31          $(0.26)         $  --         $10.78      5.47%+  $  4,590    0.33%
   1997      10.22     0.51           0.25           (0.51)            --          10.47      7.65       2,004    0.33
   1996      10.16     0.52           0.06           (0.52)            --          10.22      5.76         994    0.46
   1995       9.95     0.49           0.21           (0.49)            --          10.16      7.25         317    0.64
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.09+        163    0.67
-------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-------------------------------
   CLASS Y**
   1997(A)  $10.16    $0.26         $ 0.30          $(0.26)         $  --         $10.46      5.55%+  $  1,605    0.11%
   1997      10.08     0.51           0.15           (0.51)          (0.07)        10.16      6.70       1,477    0.21
   1996      10.12     0.51           0.02           (0.51)          (0.06)        10.08      5.28       1,317    0.37
   1995       9.94     0.52           0.18           (0.52)            --          10.12      7.25       1,550    0.42
   19949     10.00     0.06          (0.06)          (0.06)            --           9.94      0.01+      1,432    0.43
   CLASS A**
   1997(A)  $10.15    $0.25         $ 0.30          $(0.25)         $  --         $10.45      5.42%+  $    51     0.36%
   1997      10.07     0.48           0.15           (0.48)          (0.07)        10.15      6.44         398    0.45
   1996      10.12     0.48           0.01           (0.48)          (0.06)        10.07      4.93         304    0.60
   1995       9.95     0.49           0.17           (0.49)            --          10.12      6.84          24    0.68
   19949     10.00     0.06          (0.05)          (0.06)            --           9.95      0.08+          2    0.68


                           RATIO    RATIO OF NET
              RATIO     OF EXPENSES    INCOME
              OF NET    TO AVERAGE   TO AVERAGE
              INCOME    NET ASSETS   NET ASSETS   PORTFOLIO
             TO AVERAGE (EXCLUDING   (EXCLUDING   TURNOVER
             NET ASSETS   WAIVERS)    WAIVERS)     RATE***
             ----------  ----------- ------------ ---------
-----------
GLOBAL BOND
-----------
   CLASS Y**
   1997(A)     5.16%       0.87%        4.97%         7%
   1997        5.14        1.03         4.96         90
   1996        5.81        0.95         5.57         67
   1995        6.84        1.03         6.45        133
   19947       5.04        1.12         4.65        161
   CLASS A**
   1997(A)     4.91%       1.12%        4.72%         7%
   1997        4.89        1.28         4.71         90
   1996        5.56        1.20         5.32         67
   1995        6.59        1.28         6.20        133
   19947       4.79        1.37         4.40        161
--------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1997(A)     4.07%       1.07%        3.56%         8%
   1997        4.20        1.02         3.73         22
   1996        3.73        1.31         3.23         10
   1995        3.91        1.26         3.47          9
   1994        3.91        1.17         3.37         43
   19938       2.74        1.45         1.87         10
   CLASS A**
   1997(A)     3.87%       1.32%        3.36%         8%
   1997        3.92        1.23         3.49         22
   1996        3.47        1.61         2.94         10
   1995        3.65        1.52         3.21          9
   1994        3.66        1.42         3.12         43
   19938       2.51        1.68         1.64         10
--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1997(A)     4.99%       0.82%        4.25%        17%
   1997        5.23        0.83         4.48         39
   1996        5.25        0.96         4.50         92
   1995        5.26        1.14         4.51         18
   19949       5.09        1.17         4.34          3
   CLASS A**
   1997(A)     4.74%       1.07%        4.00%        17%
   1997        4.99        1.08         4.24         39
   1996        4.93        1.21         4.18         92
   1995        4.95        1.39         4.20         18
   19949       4.84        1.42         4.09          3
------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
   CLASS Y**
   1997(A)     4.96%       0.86%        4.21%         4%
   1997        5.02        0.96         4.27         19
   1996        4.93        1.12         4.18         21
   1995        5.21        1.17         4.46         32
   19949       5.07        1.35         4.15         13
   CLASS A**
   1997(A)     4.71%       1.11%        3.96%         4%
   1997        4.81        1.20         4.06         19
   1996        4.65        1.35         3.90         21
   1995        4.97        1.44         4.21         32
   19949       4.82        1.60         3.90         13

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER
   RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE, THE FUND'S NET INVESTMENT
   INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH
   FEBRUARY 20, 1995 WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE
   ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF SHARES AS OF FEBRUARY
   21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND
   DISTRIBUTIONS FOR EACH APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995
   THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE FINANCIAL
   HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE
   PER SHARE INVESTMENT ACTIVITIES AND DISTRIBUTIONS REFLECT THIS ALLOCATION.
   ADDITIONALLY, ON APRIL 22, 1996 THE CONESTOGA SHORT-TERM INCOME AND BOND
   FUNDS WERE ACQUIRED BY COREFUNDS, INC. AT WHICH TIME THE INSTITUTIONAL CLASS
   OF SHARES OF THESE FUNDS WERE REDESIGNATED CLASS Y AND THE RETAIL CLASS OF
   SHARES OF THESE FUNDS WERE REDESIGNATED CLASS A.
** ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND, EXCLUDING THE SHORT TERM
   INCOME AND BOND FUNDS, WERE REDESIGNATED CLASS Y AND THE SERIES B SHARES OF
   EACH FUND, EXCLUDING THE SHORT TERM INCOME AND BOND FUNDS, WERE REDESIGNATED
   CLASS A.
***FOR THE YEAR ENDED JUNE 30, 1996, TRANSACTIONS RELATING TO THE MERGER WERE
   EXCLUDED FROM THE CALCULATION OF THE PORTFOLIO TURNOVER RATE.
 + THIS FIGURE HAS NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
 1 COMMENCED OPERATIONS MAY 15, 1995.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 2 COMMENCED OPERATIONS MAY 17, 1995. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
   THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS FEBRUARY 3, 1992. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 4 COMMENCED OPERATIONS JANUARY 4, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 5 COMMENCED OPERATIONS APRIL 1, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 6 COMMENCED OPERATIONS FEBRUARY 28, 1990. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
 7 COMMENCED OPERATIONS DECEMBER 15, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 8 COMMENCED OPERATIONS MAY 3, 1993.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
 9 COMMENCED OPERATIONS MAY 16, 1994.  UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
10 TOTAL RETURN DOES NOT REFLECT THE SALES LOAD CHARGED ON THE CLASS A SHARES.  ADDITIONALLY, TOTAL RETURN FOR CLASS Y &
   CLASS A FOR THE SHORT TERM INCOME AND BOND FUNDS FOR 1996 ARE FOR THE EIGHT
   MONTH PERIOD ENDED DECEMBER 31, 1996.
11 THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996
   REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO JUNE 30, 1996. ALL PRIOR YEARS
   ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL
HIGHLIGHTS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

   COREFUND MONEY MARKET FUNDS

AS OF
DECEMBER 31, 1997
(UNAUDITED)

For a Share Outstanding Throughout the Period

                                                                                                              RATIO     RATIO OF NET
                                                                             NET                   RATIO     OF EXPENSES    INCOME
           NET ASSET              DISTRIBUTIONS      NET                  ASSETS      RATIO       OF NET    TO AVERAGE   TO AVERAGE
             VALUE      NET         FROM NET     ASSET VALUE                END     OF EXPENSES   INCOME    NET ASSETS   NET ASSETS
           BEGINNING INVESTMENT    INVESTMENT        END        TOTAL    OF PERIOD  TO AVERAGE   TO AVERAGE (EXCLUDING   (EXCLUDING
           OF PERIOD   INCOME        INCOME       OF PERIOD     RETURN     (000)    NET ASSETS   NET ASSETS   WAIVERS)    WAIVERS)
           --------- ----------  --------------- ------------  --------  ---------  -----------  ---------- ----------- ------------
----------------
TREASURY RESERVE
----------------
   CLASS Y*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.57%+    $806,855    0.51%       5.05%        0.70%        4.86%
   1997        1.00     0.05         (0.05)          1.00       4.97       835,384    0.51        4.86         0.71         4.66
   1996        1.00     0.05         (0.05)          1.00       5.20       892,562    0.50        5.02         0.77         4.75
   1995        1.00     0.05         (0.05)          1.00       4.98       479,206    0.48        4.91         0.85         4.54
   1994        1.00     0.03         (0.03)          1.00       2.91       484,974    0.48        2.87         0.86         2.49
   1993        1.00     0.03         (0.03)          1.00       2.96       446,788    0.46        2.89         0.85         2.50
   1992        1.00     0.05         (0.05)          1.00       4.73       444,388    0.38        4.58         0.82         4.14
   1991        1.00     0.07         (0.07)          1.00       7.11       427,439    0.37        6.80         0.82         6.35
   1990        1.00     0.08         (0.08)          1.00       8.38       270,524    0.37        8.03         0.84         7.56
   19892       1.00     0.06         (0.06)          1.00       4.66+      220,479    0.20        9.26         0.84         8.62

   CLASS C*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.44%+   $  24,414    0.76%       4.80%        0.95%        4.61%
   1997        1.00     0.05         (0.05)          1.00       4.71        12,146    0.76        4.61         0.96         4.41
   1996        1.00     0.05         (0.05)          1.00       4.94        19,386    0.75        4.81         1.03         4.53
   1995        1.00     0.05         (0.05)          1.00       4.72        21,612    0.73        4.81         1.10         4.44
   1994        1.00     0.03         (0.03)          1.00       2.65         7,573    0.73        2.62         1.11         2.24
   19931       1.00     0.01         (0.01)          1.00       1.21+        7,672    0.75        2.46         1.14         2.07

-------------
CASH RESERVE
-------------
   CLASS Y*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.65%+    $956,368    0.52%       5.20%        0.72%        5.00%
   1997        1.00     0.05         (0.05)          1.00       5.09       886,251    0.50        4.99         0.70         4.79
   1996        1.00     0.05         (0.05)          1.00       5.26       790,211    0.50        5.09         0.78         4.81
   1995        1.00     0.05         (0.05)          1.00       5.15       510,341    0.48        5.04         0.85         4.67
   1994        1.00     0.03         (0.03)          1.00       3.00       505,273    0.47        2.95         0.85         2.57
   1993        1.00     0.03         (0.03)          1.00       2.99       460,832    0.46        2.97         0.85         2.58
   1992        1.00     0.05         (0.05)          1.00       4.83       568,672    0.38        4.68         0.82         4.24
   1991        1.00     0.07         (0.07)          1.00       7.28       473,187    0.37        6.94         0.82         6.49
   1990        1.00     0.08         (0.08)          1.00       8.65       316,290    0.34        8.28         0.80         7.82
   1989        1.00     0.09         (0.09)          1.00       8.87       186,151    0.37        8.62         0.90         8.05
   1988        1.00     0.07         (0.07)          1.00       6.70        82,399    0.55        6.54         1.14         5.96

   CLASS C*
   1997(A)    $1.00    $0.03        $(0.03)         $1.00       2.52%+   $  79,712    0.77%       4.95%        0.97%        4.75%
   1997        1.00     0.05         (0.05)          1.00       4.83        27,693    0.75        4.74         0.95         4.54
   1996        1.00     0.05         (0.05)          1.00       5.00        19,736    0.75        4.86         1.03         4.58
   1995        1.00     0.05         (0.05)          1.00       4.89        17,583    0.73        4.86         1.10         4.49
   1994        1.00     0.03         (0.03)          1.00       2.74        11,451    0.72        2.70         1.10         2.32
   19931       1.00     0.01         (0.01)          1.00       1.23+       15,330    0.76        2.52         1.15         2.13

   CLASS B
   1997(A)(4) $1.00    $  --        $   --          $1.00       0.50%+   $      80    1.52%       4.20%        1.72%        4.00%

----------------
TAX-FREE RESERVE
----------------
   CLASS Y*
   1997(A)    $1.00    $0.02        $(0.02)         $1.00       1.63%+   $ 152,822    0.52%       3.17%        0.71%        2.98%
   1997        1.00     0.03         (0.03)          1.00       3.08       119,579    0.50        3.07         0.70         2.87
   1996        1.00     0.03         (0.03)          1.00       3.20       104,196    0.48        3.14         0.76         2.86
   1995        1.00     0.03         (0.03)          1.00       3.12        62,756    0.48        3.09         0.85         2.72
   1994        1.00     0.02         (0.02)          1.00       2.03        79,384    0.49        2.00         0.87         1.62
   1993        1.00     0.02         (0.02)          1.00       2.23        72,255    0.51        2.20         0.89         1.82
   1992        1.00     0.03         (0.03)          1.00       3.56        80,147    0.37        3.39         0.88         2.88
   19913       1.00     0.01         (0.01)          1.00       1.07+       42,573    0.06        4.20         0.81         3.45

   CLASS C*
   1997(A)    $1.00    $0.02        $(0.02)         $1.00       1.49%+   $  12,396    0.77%       2.92%        0.96%        2.73%
   1997        1.00     0.03         (0.03)          1.00       2.83         3,202    0.75        2.82         0.95         2.62
   1996        1.00     0.03         (0.03)          1.00       2.95         2,850    0.73        2.94         1.02         2.65
   1995        1.00     0.03         (0.03)          1.00       2.86         1,524    0.73        2.80         1.10         2.43
   1994        1.00     0.02         (0.02)          1.00       1.78         2,708    0.74        1.75         1.12         1.37
   19931       1.00     0.01         (0.01)          1.00       0.85+        1,795    0.76        1.71         1.14         1.33

 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*  ON APRIL 22, 1996, SERIES A SHARES WERE REDESIGNATED CLASS Y AND SERIES B
    SHARES WERE REDESIGNATED CLASS C. + RETURNS ARE FOR THE PERIOD INDICATED AND
   HAVE NOT BEEN ANNUALIZED.
(A)RATIOS FOR THIS SIX-MONTH PERIOD ENDED DECEMBER 31, 1997, HAVE BEEN ANNUALIZED.
 1 COMMENCED OPERATIONS JANUARY 4, 1993. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 2 COMMENCED OPERATIONS NOVEMBER 21, 1988. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 3 COMMENCED OPERATIONS APRIL 16, 1991. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 4 COMMENCED OPERATIONS NOVEMBER 18, 1997. RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO
FINANCIAL
STATEMENTS                                              [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

AS OF
DECEMBER 31, 1997
(UNAUDITED)


1.   ORGANIZATION

   The CoreFund Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund (the Equity Funds), Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Global Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund (the Fixed Income Funds), Treasury Reserve, Cash Reserve, and Tax-Free Reserve (the Money Market Funds) are portfolios offered by CoreFunds, Inc. (The Company), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Company is presently authorized to offers 20 separate portfolios (the Funds):

      EQUITY PORTFOLIOS:                              MONEY MARKET PORTFOLIOS:
      Equity Index Fund                               Treasury Reserve
      Core Equity Fund                                Cash Reserve
      Growth Equity Fund                              Tax-Free Reserve
      Special Equity Fund                             Elite Cash Reserve
      International Growth Fund                       Elite Treasury Reserve
      Balanced Fund                                   Elite Tax-Free Reserve

      FIXED INCOME PORTFOLIOS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

     The financial statements of the Elite Cash Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve are not presented herein.

     The assets of each Portfolio are segregated, and a Shareholder's interest is limited to the Portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios.

     SECURITY VALUATION--Investment securities of the Equity and Fixed Income Funds that are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     The books and records of the International Growth Fund and Global Bond Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases:

     [BULLET] market value of investment securities, assets and liabilities at the current rate of exchange; and
     [BULLET] purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Growth Fund does not isolate the portion of gains or losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Global Bond Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

     The International Growth Fund and Global Bond Fund report certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS--The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded since the funds intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The funds realize gains or losses at the time forward contracts are settled. Financial future contracts are valued at the settlement price established each day by the board of trade on an exchange on which they are traded.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Portfolio may be delayed or limited.

     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are pro-rated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

     DISTRIBUTION TO SHAREHOLDERS--The Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, Balanced Fund and Global Bond Fund declare and pay dividends on a quarterly basis. The International Growth Fund declares and pays dividends periodically. Such dividends are reinvested in additional shares unless otherwise requested. The Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve and Tax-Free Reserve distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

     Accordingly, for the International Growth Fund and Global Bond Fund as of December 31, 1997, $(411,000) and $450,000 was reclassified from accumulated net realized gain (loss)on investments to accumulated net investment income, respectively.

     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required.

     OTHER--Organizational costs incurred with the start up of the Balanced Fund, Government Income Fund, Short Term Income Fund, Intermediate Municipal Bond Fund, Global Bond Fund, Pennsylvania Municipal Bond Fund and New Jersey Municipal Bond Fund are being amortized on a straight line basis over a maximum period of sixty months. If any or all of the shares representing initial capital of each fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------


3.   INVESTMENT ADVISORY AND CUSTODIAL SERVICES

     The Company has entered into an investment advisory agreement with CoreStates Investment Advisers, Inc. ("CSIA") to provide investment advisory services to each Fund. For its services CSIA receives a fee based on the annual average daily net assets of each Fund as shown in the following table:

                     ADVISER   INVESTMENT ADVISORY                            ADVISER    INVESTMENT ADVISORY
FUND                 FEE       AGREEMENT DATE         FUND                    FEE        AGREEMENT DATE
-------------------- -------   -------------------    --------------------    -------    -------------------
Equity Index         0.40%     March 25, 1991         Short Term Income       0.74%      April 12, 1996
Core Equity          0.74      April 12, 1996         Short-Intermediate Bond 0.50       March 25, 1991
Growth Equity        0.75      March 25, 1991         Government Income       0.50       March 25, 1991
Special Equity       1.50      April 12, 1996         Bond                    0.74       April 12, 1996
International Growth 0.80      December 5, 1989       Global Bond             0.60       March 25, 1991
Balanced             0.70      March 25, 1991         Intermediate Municipal
                                                        Bond                  0.50       March 25, 1991
Treasury Reserve     0.40      April 12, 1996         Pennsylvania Municipal
Cash Reserve         0.40      April 12, 1996           Bond                  0.50       May 15, 1994
Tax-Free Reserve     0.40      April 12, 1996         New Jersey Municipal
                                                        Bond                  0.50       May 15, 1994

     Advisory fees are computed daily and paid monthly for all Funds. Additionally, for the period ended December 31, 1997, CSIA has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, in its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

     Sub-Advisory services are provided to the CoreStates Advisers for the International Growth Fund by Martin Currie, Inc. and Aberdeen Managers (The "Sub-Advisers"). Sub-Advisory services are provided for the Global Bond Fund by Analytic TSA (formerly Alpha Global). CoreStates Advisers is responsible for the supervision, and payment of fees to the Sub-Advisers in connection with their services.

4.   ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

     Pursuant to an Administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR") acts as the Fund's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average net assets of the Funds. SFR voluntarily waives a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     Pursuant to a Transfer Agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS"), a wholly owned subsidiary of State Street Bank and Trust Company acts as the Funds' Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing and shareholder servicing for the Funds.

     On November 2, 1992, SEI Financial Services ("SFS"), a wholly owned subsidiary of SEI, became the Funds' exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

     The Company has adopted a Distribution Plan (the "Plan") for those Funds offering Class A, C and B shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% of the daily net assets of each Class A and C Portfolio and 1.00% of the daily net assets of each Class B Portfolio. The Company has also adopted a Shareholder Servicing Plan for those Funds offering Class B shares. The Shareholder Servicing Plan provides for the payment by the Company to the Distributor of up to 25% of the daily net assets of each Class B Portfolio to which the Plan is applicable. The Distributor is authorized to use these fees as compensation for its distribution-related services and as payment to certain securities broker/dealers and financial institutions that enter into shareholder servicing agreements or broker agreements with the Distributor. The Funds paid approximately $850,104 to affiliated brokers for commissions earned on the sales of the shares of the Funds for the six month period ended December 31, 1997.

     Certain officers of the Company are also officers of the Administrator. Such officers are paid no fees by the Funds.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

     A contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B shares until the redemption of such shares.
                                                       Contingent Deferred Sales
                                 Year                   Charges as a Percentage
                                 Since                     of Dollar Amount
                               Purchase                    Subject to Charge
                               --------                ------------------------
                                 First                           5.00%
                                Second                           4.00%
                                 Third                           3.00%
                                Fourth                           2.00%
                                 Fifth                           1.00%
                                 Sixth                           None
                                Seventh                Convert to Class A Shares

5.   INVESTMENT TRANSACTIONS

     During the six month period ended December 31, 1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

----------------------------------------------------------------------------------------------------------------
                                              --------------------------------   -------------------------------
                                                        PURCHASES                            SALES
                                              --------------------------------   -------------------------------
                                                 U.S.                              U.S.
  PORTFOLIO INVESTMENT TRANSACTIONS (000)     GOVERNMENT     OTHER      TOTAL    GOVERNMENT    OTHER     TOTAL
                                              ----------     -----     -------   ----------   -------   --------
  Equity Index Fund                                 --       26,703     26,703         --      22,386    22,386
  Core Equity Fund                                  --          132        132         --     151,787   151,787
  Growth Equity Fund                                --       66,463     66,463         --      71,272    71,272
  Special Equity Fund                               --       24,748     24,748         --      30,293    30,293
  International Growth Fund                         --       38,930     38,930         --      39,848    39,848
  Balanced Fund                                     --       36,206     36,206         --      34,822    34,822
  Short Term Income Fund                         2,753        5,191      7,944      4,333       5,139     9,472
  Short-Intermediate Bond Fund                  65,819       39,422    105,241     69,963      33,236   103,199
  Government Income Fund                         5,451           --      5,451      3,814          --     3,814
  Bond Fund                                     81,637       39,056    120,693    105,566      65,138   170,704
  Global Bond Fund                                  --       41,416     41,416         --       4,688     4,688
  Intermediate Municipal Fund                       --          139        139         --         232       232
  Pennsylvania Municipal Bond Fund                  --        7,890      7,890         --       2,405     2,405
  New Jersey Municipal Bond Fund                    --          353        353         --          76        76
----------------------------------------------------------------------------------------------------------------

     Certain net capital losses incurred subsequent to October 31, 1996 have been deferred for tax purposes and will be recognized during the fiscal year ended June 30, 1998. The Funds had capital loss carryforwards at December 31, 1997, as follows:

                                            CAPITAL LOSS
                                              CARRYOVER      EXPIRES     EXPIRES      EXPIRES       EXPIRES
                                               6/30/97        2002        2003         2004          2005
                                            ------------    ----------  ----------  -----------   -----------
  Short Term Income Fund                    $   88,520      $    --     $       --     $     --    $   88,520
  Short-Intermediate Bond Fund               2,907,103           --      1,483,436      217,497     1,206,170
  Government Income Fund                       319,174           --        222,660        4,127        92,387
  Bond Fund                                  1,702,115           --             --           --     1,702,115
  Global Bond Fund                           1,573,551           --        844,493           --       729,058
  Intermediate Term Municipal Bond Fund         79,158           --         41,918       34,827         2,413
  Pennsylvania Municipal Bond Fund              96,691       73,679             95        8,784        14,133
  Treasury Reserve                               9,082           --             --           --         9,082
  Cash Reserve                                 167,012      134,628         23,362        9,022            --
  Tax-Free Reserve                              54,381        5,273         44,981        4,127            --
-------------------------------------------------------------------------------------------------------------

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

     At December 31, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized gain or loss on securities at December 31, 1997 for each fund within the CoreFunds is as follows:

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                          ------------   ------------  --------
                                                                            AGGREGATE      AGGREGATE
                                                                              GROSS          GROSS
  AGGREGATE GROSS UNREALIZED GAIN (LOSS) (000)                            APPRECIATION   DEPRECIATION     NET
                                                                          ------------   ------------  --------
  Equity Index Fund                                                        $119,666      $  (3,247)    $116,419
  Core Equity Fund                                                          149,108        (16,936)     132,172
  Growth Equity Fund                                                         57,102         (1,766)      55,336
  Special Equity Fund                                                        15,922        (11,198)       4,724
  International Growth Fund                                                  29,294        (10,958)      18,336
  Balanced Fund                                                              23,572           (985)      22,587
  Short Term Income Fund                                                         89             (8)          81
  Short-Intermediate Bond Fund                                                1,991            (24)       1,967
  Government Income Fund                                                        570            (15)         555
  Bond Fund                                                                   4,190            (25)       4,165
  Global Bond Fund                                                              554           (881)        (327)
  Intermediate Municipal Bond Fund                                               56             --           56
  Pennsylvania Municipal Bond Fund                                              640             (4)         636
  New Jersey Municipal Bond Fund                                                104             --          104
---------------------------------------------------------------------------------------------------------------

6. FORWARD FOREIGN CURRENCY CONTRACTS

     The International Growth Fund and Global Bond Fund enter into forward foreign currency contracts as hedges against portfolio positions. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. The following forward foreign currency contracts were outstanding at December 31, 1997:

-------------------------------------------------------------------------------
  GLOBAL BOND FUND:
  Foreign Currency Sales:

                             Contracts to       In Exchange        Unrealized
                            Deliver/Receive         For           Appreciation
                            ---------------     -----------       ------------
  3/23/98                   DM   10,750,000      $6,101,645        $  96,870
  3/23/98                   DK   19,000,000       2,829,149           44,204
  3/12/98                   FF   10,500,000       1,761,036            8,991
  3/12/98                   GP    1,950,000       3,197,318           34,913
  3/23/98                   SK   13,600,000       1,763,451           46,185
                                                                   ---------
  Net Unrealized Appreciation                                      $ 231,163
                                                                   =========
--------------------------------------------------------------------------------

CURRENCY LEGEND
---------------
DM     German Marks
DK     Danish Kroner
FF     French Francs
GP     British Pounds
SK     Swedish Krona

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)

7. CONCENTRATION OF CREDIT RISK

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in debt instruments of municipal issuers. Although these Funds maintain a diversified portfolio, with the exception of the Pennsylvania Municipal Bond Fund and the New Jersey Municipal Bond Fund, the issuers ability to meet their obligations may be affected by economic developments in a specific state or region.

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in securities that include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At December 31, 1997, the percentage of portfolio investments by each revenue source was as follows:

---------------------------------------------------------------------------------------------------------------
                                                             ------------  ------------    ---------   --------
                                                             INTERMEDIATE  PENNSYLVANIA    NEW JERSEY
                                                               MUNICIPAL     MUNICIPAL      MUNICIPAL
                                                                 BOND          BOND           BOND     TAX-FREE
                                                                 FUND          FUND           FUND      RESERVE
                                                             ------------  ------------    ----------  --------
  REVENUE BONDS:
     Education Bonds                                             17%            18%            15%         7%
     Health Care Bonds                                            3             13              5         10
     Transportation Bonds                                        12              5              7          7
     Utility Bonds                                               14             16             17          4
     Housing Bonds                                               --              2             --         10
     Pollution Control Bonds                                     --             --             --         10
     Industrial Development Bonds                                 6             16             --          8
     Public Facility Bonds                                       --              1              2          3
     Other                                                       12              2              7         10
  GENERAL OBLIGATIONS                                            36             24             47          6
  TAX EXEMPT COMMERCIAL PAPER                                    --             --             --         21
  TAX AND REVENUE ANTICIPATION NOTES                             --             --             --          3
  TAX ANTICIPATION NOTES                                         --              3             --          1
                                                               -----         -----           -----       ----
                                                                100%           100%           100%       100%
---------------------------------------------------------------------------------------------------------------

     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At December 31, 1997, the percentage of securities with credit enhancements are as follows:


----------------------------------------------------------------------------
                                                    -------       ---------
                                                    LETTERS
                                                      OF            BOND
                                                    CREDIT        INSURANCE
                                                    -------       ---------
      Intermediate Municipal Bond Fund                --              64.9%
      Pennsylvania Municipal Bond Fund                --              62.1
      New Jersey Municipal Bond Fund                  --              38.4
      Tax-Free Reserve                                53.3%           27.6
----------------------------------------------------------------------------

                                                        [SQUARE BULLET] COREFUND
--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS (000):

The following are the share transactions for the six month period ended December 31, 1997.

                         ------   ------- ------   ------- ------------- --------  --------    -------  --------
                         EQUITY    CORE   GROWTH   SPECIAL INTERNATIONAL
                          INDEX   EQUITY  EQUITY   EQUITY     GROWTH     BALANCED  TREASURY     CASH    TAX-FREE
                          FUND    FUND(1)  FUND     FUND       FUND        FUND     RESERVE    RESERVE   RESERVE
                         ------   ------- ------   ------- ------------- --------  --------    -------  --------
CLASS Y
Shares issued               613    2,134   1,130      590       3,024      830    1,198,732  1,030,078   170,940
Shares issued in lieu
   of cash distributions    223    3,181     639      816         543      449        1,462      1,865        96
Shares redeemed            (664)  (2,642) (1,381)    (841)     (2,727)    (766)  (1,228,616)  (961,599) (137,772)
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                172    2,673     388      565         840      513      (28,422)    70,344    33,264
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
CLASS A/C
Shares issued               117      123      43       42          18      108       34,333    107,066    24,342
Shares issued in lieu
   of cash distributions      8      120      25       34           9       24          272      1,229       132
Shares redeemed              16      (78)    (23)     (15)        (17)     (35)     (22,458)   (56,508)  (15,279)
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                109      165      45       61          10       97       12,147     51,787     9,195
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
CLASS B
Shares issued                19        6       6       10           1       40           --         88        --
Shares issued in lieu
   of cash distributions     --        1      --        2          --        2           --         --        --
Shares redeemed              --       --      --       --          --       --           --         (8)       --
                           ----   ------  ------     ----      ------     ----   ----------  ---------  --------
Net increase                 19        7       6       12           1       42           --         80        --
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========
TOTAL SHARE ACTIVITY
   FOR PERIOD               300    2,845     439      638         851      652      (16,275)   122,211    42,459
                           ====   ======  ======     ====      ======     ====   ==========  =========  ========

(1) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                              ---------- ------------ ---------- ------ ------  ------------  ------------  ----------
                              SHORT TERM    SHORT-    GOVERNMENT        GLOBAL  INTERMEDIATE  PENNSYLVANIA  NEW JERSEY
                                INCOME   INTERMEDIATE   INCOME    BOND   BOND    MUNICIPAL      MUNICIPAL    MUNICIPAL
                                 FUND      BOND FUND     FUND     FUND   FUND     BOND FUND     BOND FUND    BOND FUND
                              ---------- ------------ ---------- ------ ------  ------------  ------------  ----------

CLASS Y
Shares issued                     616        2,018       309     1,147     95        3        270         17
Shares issued in lieu
  of cash distributions            88          454        35       479    137       --         12          1
Shares repurchased               (692)      (1,998)     (195)   (2,950)   (42)     (14)       (55)       (10)
                                 ----       ------      ----    ------    ---      ---        ---        ---
Net increase (decrease)            12          474       149    (1,324)   190      (11)       227          8
                                 ====       ======      ====    ======    ===      ===        ===        ===
CLASS A
Shares issued                       7           29        31        42      7        6        241         16
Shares issued in lieu
  of cash distributions             1            6         4         4      1        2          6          1
Shares repurchased                 --          (31)      (23)      (12)    (1)      (9)       (12)        (7)
                                 ----       ------      ----    ------    ---      ---        ---        ---
Net increase (decrease)             8            4        12        34      7       (1)       235         10
                                 ====       ======      ====    ======    ===      ===        ===        ===
TOTAL SHARE ACTIVITY
FOR PERIOD                         20          478       161    (1,290)   197      (12)       462         18
                                 ====       ======      ====    ======    ===      ===        ===        ===

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

NOTES TO
FINANCIAL
STATEMENTS
--------------------------------------------------------------------------------
(CONCLUDED)

AS OF
DECEMBER 31, 1997
(UNAUDITED)


9. SHAREHOLDER VOTING RIGHTS

     There was a special meeting scheduled for December 15, 1997 at which the shareholders of the International Growth Fund voted on to approve the selection of Aberdeen Managers as a sub-adviser for a portion of the assets of the International Growth Fund. The results are as follows:

                                Shares Voted        % of Voted        % of Total
                                -----------         ----------        ----------
     FOR                        8,203,048.00          98.77%            70.55%
     AGAINST                       11,795.00           0.14%             0.10%
     ABSTAIN                       89,958.00           1.08%             0.77%

10. PROPOSED REORGANIZATION

     On November 18, 1997, CoreStates Financial Corp. and First Union Corporation jointly announced that they had signed a definitive agreement for the merger of CoreStates Bank, N.A. and First Union Bank. The Advisor is currently a wholly-owned subsidiary of CoreStates Bank, N.A. Subject to certain conditions, it is anticipated that the transaction will close at the end of April, 1998. Thereafter, the Advisor will be an indirect wholly-owned subsidiary of First Union Bank. A special meeting of shareholders will be called to consider certain proposed fund reorganizations.

                                 CoreFunds,Inc.
                                 --------------

                             ELITE TREASURY RESERVE
                               ELITE CASH RESERVE
                             ELITE TAX-FREE RESERVE

                               SEMI-ANNUAL REPORT

                                December 31, 1997

STATEMENT OF NET ASSETS                                                                   COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                          PAR               VALUE
ELITE TREASURY RESERVE                                                                   (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 33.7%
   U.S. Treasury Bills+
         5.180%, 01/22/98 ..........................................................    $ 6,000            $  5,982
         5.650%, 03/05/98 ..........................................................        500                 495
         5.797%, 04/02/98 ..........................................................        500                 493
         5.793%, 04/30/98 ..........................................................        500                 491
         5.580%, 05/28/98 ..........................................................        500                 489
         5.530%, 06/25/98 ..........................................................        500                 487
         5.540%, 08/20/98 ..........................................................      2,000               1,932
   U.S. Treasury Notes
         5.600%, 01/31/98 ..........................................................        900                 900
         5.690%, 07/31/98 ..........................................................        500                 499
         5.780%, 08/15/98 ..........................................................        500                 500
         5.610%, 08/31/98 ..........................................................        500                 502
         5.640%, 09/30/98 ..........................................................        500                 501
         5.650%, 10/31/98 ..........................................................        500                 501
         5.730%, 11/15/98 ..........................................................      2,000               1,996
         5.740%, 11/30/98 ..........................................................      3,000               2,997
   U.S. Treasury STRIPS
         5.730%, 05/15/98 ..........................................................        400                 392
         5.740%, 08/15/98 ..........................................................        500                 483
                                                                                                           --------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $19,640) ...............................................................                         19,640
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 66.6%
   Aubrey Lanston 5.25%, dated 12/31/97, matures 01/02/98, repurchase price
      $2,778,810 (collateralized by U.S. Treasury Note, par value $2,850,000,
      5.625%, 12/31/02; market value $2,849,145) ...................................      2,778               2,778
   Goldman Sachs 6.35%, dated 12/31/97, matures 01/02/98,
      repurchase price $2,000,706 (collateralized by U.S. Treasury
      Note, par value $1,960,000, 6.875%, 03/31/00;
      market value $2,044,672) .....................................................      2,000               2,000
   Hong Kong Shanghai Bank 6.40%, dated 12/31/97, matures 01/02/98, repurchase price $13,304,729 (collateralized by U.S. Treasury Note, par value
      $13,155,000, 6.75%, 04/30/00; market value $13,619,372) ......................     13,300              13,300

STATEMENT OF NET ASSETS (continued)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TREASURY RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   Merrill Lynch 6.40%, dated 12/31/97, matures 01/02/98, repurchase price
      $2,500,889 (collateralized by U.S. Treasury Note, par value $2,365,000,
      8.00%, 05/15/01; market value $2,556,092) ....................................    $ 2,500            $  2,500
   Morgan Stanley 6.20%, dated 12/31/97, matures 01/02/98,
      repurchase price $2,500,861 (collateralized by various U.S.
      Treasury Notes, ranging in par value $295,000-$2,275,000,
      5.50%, 12/31/00; total market value $2,560,491) ..............................      2,500               2,500
   State Street Bank 5.50%, dated 12/31/97, matures 01/02/98, repurchase price $13,204,033 (collateralized by U.S. Treasury
      Note, par value $13,250,000, 6.125%, 03/31/98;
      market value $13,475,250) ....................................................     13,200              13,200
   Swiss Bank 6.40%, dated 12/31/97, matures 01/02/98,
      repurchase price $2,500,889 (collateralized by U.S. Treasury
      Note, par value $2,370,000, 7.50%, 05/15/02;
      market value $2,559,126) .....................................................      2,500               2,500
                                                                                                           --------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $38,778) ...............................................................                         38,778
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%
   (Cost $58,418) ..................................................................                         58,418
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - (0.3%) .........................................                           (151)
---------------------------------------------------------------------------------------------------------------------------
Portfolio Shares ($0.001 par value -- 250 million authorized shares)
   based on 53,853,436 outstanding shares ..........................................                         53,854
Portfolio Shares ($0.001 par value -- 250 million authorized shares)
   based on 4,413,400 outstanding shares ...........................................                          4,413
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% ..........................................................                        $58,267
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS Y ..........................                          $1.00
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS C ..........................                          $1.00
---------------------------------------------------------------------------------------------------------------------------

+ YIELD TO MATURITY

STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS (CONCLUDED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE CASH RESERVE                                                                      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 58.1%
   BANKING - 3.3%
   NationsBank
         5.858%, 01/30/98 ...........................................................    $5,000          $    4,977
         5.813%, 03/17/98 ...........................................................     5,000               4,940
                                                                                                         ----------
         Total Banking                                                                                        9,917
                                                                                                         ----------
   FINANCIAL SERVICES - 40.3%
   Abbey National Treasury Services
         5.712%, 04/27/98 ...........................................................     3,000               2,946
   American Express
         6.653%, 01/02/98 ...........................................................     5,000               4,999
         5.581%, 01/09/98 ...........................................................     2,000               1,998
   Asset Securitization Coop
         5.770%, 02/26/98 ...........................................................     5,000               4,956
   Cafco
         6.653%, 01/02/98 ...........................................................     5,000               4,999
         5.689%, 01/27/98 ...........................................................     5,000               4,980
   Caisse de Depots En Consignations
         5.678%, 03/17/98 ...........................................................     5,000               4,943
   Cit Group Holdings
         5.841%, 01/28/98 ...........................................................     5,000               4,978
   Credit Suisse Commercial Paper
         5.710%, 03/12/98 ...........................................................     5,000               4,945
   Eureka Securitization
         5.666%, 01/23/98 ...........................................................     3,000               2,990
         5.695%, 02/02/98 ...........................................................     5,000               4,975
   Ford Motor Credit
         5.639%, 01/05/98 ...........................................................     3,000               2,998
         5.788%, 02/05/98 ...........................................................     3,000               2,983
         5.688%, 02/06/98 ...........................................................     2,000               1,989
         5.774%, 03/06/98 ...........................................................     3,000               2,970
   Goldman Sachs
         5.560%, 05/07/98 ...........................................................     5,000               4,901
   Merrill Lynch
         5.679%, 01/16/98 ...........................................................     3,000               2,993
         5.696%, 02/20/98 ...........................................................     3,900               3,870
         5.700%, 03/30/98 ...........................................................       150                 148
         5.825%, 04/30/98 ...........................................................     3,000               2,944

STATEMENT OF NET ASSETS                                                                   COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                      (Unaudited)


                                                                                         PAR               VALUE
ELITE CASH RESERVE                                                                      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   Morgan Stanley
         5.673%, 01/21/98 ...........................................................    $3,000           $   2,991
         5.680%, 02/04/98 ...........................................................     3,000               2,984
   Morgan Stanley (A)
         5.910%, 01/13/98 ...........................................................     5,000               5,000
   National Australia Bank
         5.764%, 02/13/98 ...........................................................     5,000               4,966
   New Center Asset Trust
         5.674%, 01/30/98 ...........................................................     3,000               2,987
         5.490%, 04/03/98 ...........................................................     6,900               6,803
   Prudential Funding
         5.856%, 01/08/98 ...........................................................     5,000               4,994
         5.839%, 01/12/98 ...........................................................     5,000               4,991
   Swedish Export Credit
         5.810%, 04/09/98 ...........................................................     5,000               4,922
                                                                                                          ---------
         Total Financial Services                                                                           114,143
                                                                                                          ---------
   INDUSTRIAL - 13.7%
   Bell Atlantic Network
         5.835%, 01/07/98 ...........................................................     5,000               4,995
   BP America
         6.402%, 01/02/98 ...........................................................     5,000               4,999
   Campbell Soup
         5.684%, 03/04/98 ...........................................................     3,600               3,566
   Coca Cola
         5.603%, 01/22/98 ...........................................................     5,000               4,984
   Dupont
         5.599%, 01/29/98 ...........................................................     5,000               4,978
   General Electric
         5.685%, 02/25/98 ...........................................................     3,000               2,974
         5.736%, 04/23/98 ...........................................................     3,000               2,948
         5.881%, 07/09/98 ...........................................................     5,000               4,851
   Mitsubishi International
         5.681%, 02/04/98 ...........................................................     3,000               2,984
                                                                                                          ---------
         Total Industrial                                                                                    39,278
                                                                                                          ---------
   UTILITIES - 0.8%
   National Rural Utilities
         5.644%, 01/20/98 ...........................................................     3,000               2,991
   TOTAL COMMERCIAL PAPER
      (Cost $164,330) ...............................................................                       164,330
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE CASH RESERVE                                                                      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
   FHLB
         5.810%, 01/23/98 ...........................................................    $5,000          $    5,000
   FNMA (A)
         5.894%, 01/06/98 ...........................................................     5,000               4,998
                                                                                                         ----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $9,998) .................................................................                         9,998
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 4.8%
   Asset-Backed Securities Investment Trust,
      Series 1997-C, Class N (A)
         5.961%, 01/15/98 ...........................................................     5,000               5,000
   Case Equipment Loan Trust, Series 1997-B, Class A1
         5.612%, 10/13/98 ...........................................................     3,181               3,181
   Key Auto Finance Trust, Series 1997-2, Class A1
         5.835%, 01/05/99 ...........................................................     5,000               5,000
                                                                                                         ----------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $13,181) ................................................................                        13,181
---------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 7.7%
   BANKING - 1.8%
   J.P. Morgan (A)
         5.875%, 01/02/98 ...........................................................     5,000               5,002
                                                                                                         ----------
   FINANCIAL SERVICES - 4.8%
   Abbey National Treasury Services (A)
         5.650%, 01/02/98 ...........................................................     5,000               4,999
   Credit Suisse First Boston (A)
         5.670%, 01/02/98 ...........................................................     5,000               5,000
   Paccar Financial
         5.770%, 09/15/98 ...........................................................     3,500               3,497
                                                                                                         ----------
         Total Financial Services                                                                            13,496
                                                                                                         ----------
   INDUSTRIAL - 1.0%
   Pitney Bowes Credit
         6.305%, 09/23/98 ...........................................................     2,900               2,909
                                                                                                         ----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $21,407) ................................................................                        21,407
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE CASH RESERVE                                                                      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
MASTER NOTE - 2.5%
   Associates Corporation of North America
         5.497%, 01/02/98 ...........................................................    $6,816          $    6,817
                                                                                                         ----------
   TOTAL MASTER NOTE
      (Cost $6,817) .................................................................                         6,817
---------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS - 12.6%
   Banque Nationale de Paris
         6.625%, 01/02/98 ...........................................................     7,000               7,000
   Bayerische Vereinsbank
         6.500%, 01/02/98 ...........................................................     7,000               7,000
   Den Danske Bank
         6.500%, 01/02/98 ...........................................................     7,000               7,000
   Republic National Bank of New York
         6.500%, 01/02/98 ...........................................................     7,000               7,000
   State Street Bank
         5.500%, 01/02/98 ...........................................................     7,000               7,000
                                                                                                         ----------
   TOTAL TIME DEPOSITS
      (Cost $35,000) ................................................................                        35,000
---------------------------------------------------------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENT - 1.9%
   Allstate (A)
         5.696%, 01/01/98 ...........................................................     5,000               5,000
                                                                                                         ----------
   TOTAL INSURANCE FUNDING AGREEMENT
      (Cost $5,000) .................................................................                         5,000
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 8.6%
   National Westminster Bank
         5.940%, 06/26/98 ...........................................................     5,000               4,999
   Societe Generale
         6.080%, 06/09/98 ...........................................................     5,000               4,999
         5.765%, 10/09/98 ...........................................................     3,000               2,998
   Swiss Bank
         6.020%, 06/12/98 ...........................................................     5,000               5,001
         5.825%, 10/02/98 ...........................................................     3,000               2,999
         5.852%, 11/20/98 ...........................................................     3,000               2,999
                                                                                                         ----------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $23,995) ................................................................                        23,995
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE CASH RESERVE                                                                      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
   (Cost $279,728) ..................................................................  $279,728            $281,727
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.0% ............................................                           (35)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares ($0.001 par value -- 750 million authorized)
   based on 279,350,241 outstanding shares ..........................................                       279,351
Portfolio Shares ($0.001 par value -- 750 million authorized)
   based on 345,347 outstanding shares ..............................................                           345
Accumulated net realized loss on investments ........................................                            (3)
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% ...........................................................                      $279,693
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS Y ............................                        $1.00
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS C ............................                        $1.00
---------------------------------------------------------------------------------------------------------------------------

+ EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS (CONCLUDED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.7%
   ALABAMA - 2.8%
   Alabama State Public School and College Revenue Bond (C)
         5.500%, 10/01/98 ...........................................................    $1,000           $   1,012
   Montgomery, Alabama TECP
         3.700%, 02/26/98 ...........................................................     2,000               2,000
   North Alabama Environmental Improvement Authority Revenue
      Bond for Reynold Metals Project (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     2,500               2,500
                                                                                                          ---------
         Total Alabama                                                                                        5,512
                                                                                                          ---------
   ALASKA - 0.4%
   Valdez, Alaska TECP
         3.800%, 03/10/98 ...........................................................       800                 800
                                                                                                          ---------
   ARIZONA - 2.5%
   Arizona Agriculture Improvement and Power District Electric
      Revenue Bond for Salt River Project, Series E
      Pre-Refunded @ 100 (C) (D)
         8.250%, 01/02/98 ...........................................................     2,710               2,710
   Arizona State, Maricopa County Regional Area
      Road Funding TRAN (B)
         7.400%, 07/01/98 ...........................................................     2,100               2,136
                                                                                                          ---------
         Total Arizona                                                                                        4,846
                                                                                                          ---------
   CALIFORNIA - 3.7%
   Los Angeles County, California TRAN
         4.500%, 06/30/98 ...........................................................     2,000               2,006
   Los Angeles County, California TRAN, Series A
         4.500%, 06/30/98 ...........................................................     3,000               3,009
   Sonoma County, California TRAN
         4.500%, 01/29/98 ...........................................................     2,200               2,202
                                                                                                          ---------
         Total California                                                                                     7,217
                                                                                                          ---------
   COLORADO - 0.7%
   Moffat County, Colorado Pollution Control
      Revenue Bond (A) (B) (C)
         4.150%, 07/01/98 ...........................................................     1,400               1,400
                                                                                                          ---------
   DELAWARE - 0.5%
   Wilmington, Delaware Hospital for Franciscan Health System
      Hospital Project,  Series A Pre-Refunded @ 100 (A) (B) (C) (D)
         5.000%, 02/02/98 ...........................................................     1,000               1,000
                                                                                                          ---------

STATEMENT OF NET ASSETS                                                                   COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   FLORIDA - 3.3%
   Broward County, Florida Housing Finance Authority Multi-Family
      Housing Revenue Landings Inverray Apartments
      Project (A) (B) (C)
         4.250%, 01/02/98 ...........................................................    $  600          $      600
   Broward County, Florida Housing Financial Authority
      Multi-Family Housing Revenue Bond Sanctuary
      Apartments Project (A) (C)
         4.250%, 01/02/98 ...........................................................     1,500               1,500
   Florida Municipal Power TECP
         3.650%, 02/11/98 ...........................................................     2,510               2,510
   Sunshine State, Florida TECP
         3.750%, 03/27/98 ...........................................................     2,000               2,000
                                                                                                         ----------
         Total Florida                                                                                        6,610
                                                                                                         ----------
   GEORGIA - 1.4%
   Georgia Municipal Electric Authority Revenue Bond,
      Series B Pre-Refunded @ 102 (A) (B) (D)
         8.000%, 01/02/98 ...........................................................     1,000               1,020
   Hapeville, Georgia Industrial Development Authority
      Revenue Bond for Hapeville Hotel Project (A) (B) (C)
         5.100%, 01/02/98 ...........................................................       300                 300
   Georgia State, Municipal Electric Authority
      Revenue Bond (A) (B) (C)
         3.850%, 01/02/98 ...........................................................     1,405               1,405
                                                                                                         ----------
         Total Georgia                                                                                        2,725
                                                                                                         ----------
   ILLINOIS - 1.2%
   Chicago, Illinois O'Hare Airport Revenue Bond (A) (B) (C)
         3.700%, 01/02/98 ...........................................................       300                 300
   Illinois Development Financial Authority Pollution Control
      Revenue Bond for Amoco Oil Company Project (A) (B)
         4.950%, 01/02/98 ...........................................................       600                 600
   Illinois State Toll Highway Authority Revenue Bond,
      Series B (A) (B)
         3.650%, 01/02/98 ...........................................................     1,400               1,400
                                                                                                         ----------
         Total Illinois                                                                                       2,300
                                                                                                         ----------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   INDIANA - 4.8%
   Gary, Indiana Environmental Improvement Revenue Bond for
      U.S. Steel Project (A) (B) (C)
         4.050%, 01/15/98 ...........................................................    $  700           $     700
   Hammond, Indiana  Pollution Control Revenue Bond for Amoco
      Oil Company Project (A) (B) (C)
         4.950%, 01/02/98 ...........................................................     1,835               1,835
   Sullivan Hoosiers, Indiana L1 TECP
         3.750%, 02/25/98 ...........................................................     1,000               1,000
   Sullivan Hoosiers, Indiana L2 TECP
         3.750%, 01/09/98 ...........................................................     1,450               1,450
         3.750%, 03/27/98 ...........................................................     1,100               1,100
   Sullivan Hoosiers, Indiana L3 TECP
         3.700%, 04/09/98 ...........................................................     2,000               2,000
   Sullivan Hoosiers, Indiana L5 TECP
         3.700%, 02/27/98 ...........................................................     1,000               1,000
         3.750%, 03/27/98 ...........................................................     1,000               1,000
         3.700%, 04/09/98 ...........................................................     1,700               1,700
   Sullivan Hoosiers, Indiana L6 TECP
         3.700%, 02/27/98 ...........................................................     1,100               1,100
         3.750%, 07/07/98 ...........................................................     2,000               2,000
                                                                                                          ---------
         Total Indiana                                                                                       14,885
                                                                                                          ---------
   KANSAS - 2.0%
   Burlington, Kansas TECP
         3.700%, 01/13/98 ...........................................................     1,800               1,800
   Johnson County, Kansas School District No. 512
      Shawnee Mission GO
         5.850%, 10/01/98 ...........................................................     2,000               2,029
   Kansas City, Kansas Industrial Development Revenue Bond for
      PQ Corporation Project (A) (B) (C)
         5.200%, 01/02/98 ...........................................................       100                 100
                                                                                                          ---------
         Total Kansas                                                                                         3,929
                                                                                                          ---------
   KENTUCKY - 4.0%
   Mason County, Kentucky Pollution Control Revenue Bond (B) (C)
         3.950%, 01/07/98 ...........................................................     6,000               6,000
   Pendleton, Kentucky TECP
         3.850%, 03/09/98 ...........................................................     2,000               2,000
                                                                                                          ---------
         Total Kentucky                                                                                       8,000
                                                                                                          ---------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   LOUISIANA - 3.0%
   Jefferson Parish, Louisiana Industrial Revenue Bond for
      George J. Ackel, Sr. Project (A) (B) (C)
         3.850%, 01/07/98 ...........................................................    $1,900           $   1,900
   Lake Charles, Louisiana District Port Facility Revenue Bond
      for Conoco  Project (A) (B)
         5.000%, 01/02/98 ...........................................................     2,100               2,100
   Louisiana State Public Facilities  Authority Revenue Bond
      for Kenner Hotel Project (A) (B) (C)
         5.100%, 01/07/98 ...........................................................       600                 600
   Parish of Saint Charles, Louisiana Pollution Control Revenue
      Bond for Shell Oil Company Project, Ser B (A) (B)
         4.900%, 01/02/98 ...........................................................     1,400               1,400
                                                                                                          ---------
         Total Louisiana                                                                                      6,000
                                                                                                          ---------
   MASSACHUSETTS - 0.5%
   Massachussetts State Health and Educational Facilities Lahey
      Clinic Project, Series A1  Pre-Refunded  @ 102 (C) (D)
         7.625%, 07/01/98 ...........................................................       950                 986
                                                                                                          ---------
   MICHIGAN - 4.6%
   Cornell Township, Michigan  Economic Development
      Corporation Revenue Bond for Environmental
      Improvement  (A) (B) (C)
         5.000%, 11/01/16 ...........................................................       200                 200
   Delta County, Michigan Environmental Improvement Revenue
      Bond for Mead Escambia Paper Project, Series C (A) (B) (C)
         5.100%, 12/01/23 ...........................................................       600                 600
   Michigan State GO
         4.500%, 09/30/98 ...........................................................     3,000               3,016
   Michigan State Strategic Fund Pollution Control Revenue
      Bond for Consumer Power Project (A) (B) (C)
         4.950%, 01/02/98 ...........................................................       300                 300
   Michigan Storage TECP
         3.750%, 02/05/98 ...........................................................     5,000               5,000
                                                                                                          ---------
         Total Michigan                                                                                       9,116
                                                                                                          ---------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   MINNESOTA - 1.0%
   Minnesota State, GO Pre-Refunded @ 100
         6.600%, 08/01/98 ...........................................................    $2,000           $   2,031
                                                                                                          ---------
   MISSISSIPPI - 3.7%
   Claiborne County, Mississippi TECP
         3.750%, 02/13/98 ...........................................................     2,350               2,350
   Claiborne County, Mississippi G2 TECP
         3.750%, 03/06/98 ...........................................................     1,400               1,400
   Claiborne County, Mississippi TECP
         3.750%, 02/13/98 ...........................................................     3,500               3,500
                                                                                                          ---------
         Total Mississippi                                                                                    7,250
                                                                                                          ---------
   MISSOURI - 3.5%
   Independence, Missouri TECP
         3.800%, 01/09/98 ...........................................................     2,900               2,900
   University of Missouri Capital Project Notes, Series FY
         4.250%, 06/30/98 ...........................................................     4,000               4,008
                                                                                                          ---------
         Total Missouri                                                                                       6,908
                                                                                                          ---------
   MONTANA - 1.9%
   Forsyth, Montana Pollution Control Revenue Bond for Portland
      General Electric Project (A) (B) (C)
         3.700%, 01/02/98 ...........................................................     1,000               1,000
   Forsyth, Montana Pollution Control Revenue Bond for Portland
      General Electric Project, Series A (A) (B) (C)
         3.650%, 01/02/98 ...........................................................     2,000               2,000
   Forsyth, Montana Polution Control Revenue Bond Pacificorp
      Project, Series 1988 (A) (B) (C)
         4.500%, 01/02/98 ...........................................................       800                 800
                                                                                                          ---------
         Total Montana                                                                                        3,800
                                                                                                          ---------
   NEVADA - 1.0%
   Clark County, Nevada Industrial Development Revenue
      Bond, Series C  (A) (B)
         3.850%, 01/07/98 ...........................................................     2,000               2,000
                                                                                                          ---------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                     (Unaudited)


                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   NEW HAMPSHIRE - 0.3%
   New Hampshire State Industrial Development Revenue Bond
      for Oerlikon-Burlhe Project (A) (B) (C)
         3.800%, 01/02/98 ...........................................................    $  600          $      600
                                                                                                         ----------
   NEW MEXICO - 1.1%
   Albuquerque, New Mexico GO, Ser A & B
         4.600%, 07/01/98 ...........................................................     2,150               2,159
                                                                                                         ----------
   NEW YORK - 3.6%
   New York City, New York GO (A) (B) (C)
         4.150%, 01/02/98 ...........................................................       300                 300
   New York Muni Waters TECP
         3.800%, 02/05/98 ...........................................................     5,000               5,000
   New York State Energy Research and Development Authority
      Pollution Control Revenue  for Niagara Mohawk Power
      Project, Series A (A) (B) (C)
         4.500%, 01/02/98 ...........................................................       600                 600
   New York State Urban Development Corporate Revenue Bond
      for Correctional Facilities Project, Series C
      Pre-Refunded @102 (C) (D)
         7.625%, 01/01/98 ...........................................................     1,175               1,199
                                                                                                         ----------
         Total New York                                                                                       7,099
                                                                                                         ----------
   NORTH CAROLINA - 4.3%
   Lexington, North Carolina Medical Care Community
      Hospital Revenue Bond  for Memorial Hospital
      Project (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     1,000               1,000
   North Carolina Medcare Givens Revenue Bond (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     3,000               3,000
   North Carolina Medical Care Community Hospital Revenue
      Pooled Finance Project, Series A  (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     4,470               4,470
                                                                                                         ----------
         Total North Carolina                                                                                 8,470
                                                                                                         ----------
   OHIO - 1.6%
   Evandale, Ohio Industrial Development Authority Revenue
      Bond (A) (B) (C)
         3.700%, 01/02/98 ...........................................................     1,600               1,600

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)



                                                                                         PAR               VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   Ohio State Air Quality Revenue Bond (A) (B) (C)
         5.000%, 01/07/98 ...........................................................    $  600          $      600
   Ohio State Air Quality Revenue Bond, Series B (A) (B) (C)
         4.500%, 01/02/98 ...........................................................     1,000               1,000
                                                                                                         ----------
         Total Ohio                                                                                           3,200
                                                                                                         ----------
   OREGON - 2.6%
   Port of Portland, Oregon Pollution Control Revenue Bond for
      Reynold Metals Project  (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     2,700               2,700
   Port of St. Helens, Oregon Pollution Control Revenue
      Bond (A) (B) (C)
         4.950%, 01/02/98 ...........................................................     1,400               1,400
   Umatilla County, Oregon Franciscan Health System Revenue
      Bond, Series A Pre-Refunded @ 100  (A) (B) (C) (D)
         5.000%, 02/02/98 ...........................................................     1,100               1,100
                                                                                                         ----------
         Total Oregon                                                                                         5,200
                                                                                                         ----------
   PENNSYLVANIA - 13.8%
   Allegheny County, Pennsylvania Hospital Development Revenue
      Bond for Presbyterian University Hospital Project,
      Ser B3 (A) (B) (C)
         4.250%, 01/02/98 ...........................................................       900                 900
   Allegheny County, Pennsylvania Revenue Bond for Presbyterian
      University Hospital (A) (B) (C)
         4.250%, 01/02/98 ...........................................................       805                 805
         4.250%, 01/07/98 ...........................................................     1,700               1,700
   Beaver County, Pennsylvania TECP
         3.750%, 03/05/98 ...........................................................     1,700               1,700
   Beaver County, Pennsylvania Industrial Development Authority
      Revenue Bond for Duquesne Light Company Project,
      Series A (A) (B) (C)
         3.650%, 01/02/98 ...........................................................     1,000               1,000
   Beaver County, Pennsylvania Industrial Development Authority
      Revenue Bond for Duquesne Light Company Project,
      Series B (A) (B) (C)
         3.650%, 01/02/98 ...........................................................     1,100               1,100
   Curwensville, Pennsylvania School District TRAN
         4.160%, 06/30/98 ...........................................................       840                 841

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                        FACE
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   Delaware Valley Regional Finance Authority Local Government
      Revenue Bond, Series B (A) (B) (C)
         3.650%, 01/02/98 ...........................................................    $3,000           $   3,000
   Langhorne, Pennsylvania Saint Mary Hospital Authority
      Revenue Bond for Franciscan Health Systems Project,
      Series C Pre-Refunded @ 100  (A) (B) (C) (D)
         5.000%, 02/02/98 ...........................................................     1,000               1,000
   Lehigh County, Pennsylvania Industrial Development Authority
      Revenue Bond for Allegheny Electric Project,
      Series A (A) (B) (C)
         3.800%, 12/01/15 ...........................................................       500                 500
   Montgomery County, Pennsylvania TECP
         3.750%, 02/10/98 ...........................................................     2,500               2,500
   Pennsylvania State Higher Education Facilities Authority
      Revenue Bond for Carnegie Mellon University
      Project, Series B (A) (B)
         4.850%, 01/02/98 ...........................................................       800                 800
   Temple University, Pennsylvania Commonwealth
      System of Higher Education
         4.750%, 05/18/98 ...........................................................     1,000               1,003
   Upper Darby, Pennsylvania School District GO
         4.170%, 06/30/98 ...........................................................       500                 501
   Upper Darby, Pennsylvania School District TRAN
         4.170%, 06/30/98 ...........................................................     1,756               1,757
   Washington County, Pennsylvania Industrial Development
      Authority Revenue Bond for Wetterau Finance
      Company Project (A) (B) (C)
         4.250%, 01/02/98 ...........................................................     2,500               2,500
   Washington County, Pennsylvania Lease Revenue
      Bond (A) (B) (C)
         3.850%, 11/01/05 ...........................................................     3,415               3,415
   York, Pennsylvania General Authority Pooled Revenue
      Bond (A) (B) (C)
         4.200%, 01/02/98 ...........................................................     2,350               2,350
                                                                                                          ---------
         Total Pennsylvania                                                                                  27,372
                                                                                                          ---------
   SOUTH CAROLINA - 1.0%
   Berkeley County, South Carolina Pollution Control Revenue
      Bond for Amoco Chemical Project (A) (B)
         4.950%, 01/02/98 ...........................................................     1,900               1,900
                                                                                                          ---------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                        FACE
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
TENNESSEE - 0.0%
   Sullivan County, Tennessee Industrial Development Authority
      Pollution Control Revenue Bond for Mead
      Project (A) (B) (C)
         5.000%, 01/02/98 ...........................................................    $  100          $      100
                                                                                                         ----------
   TEXAS - 5.6%
   Grapevine, Texas  Industrial Development Authority Revenue
      Bond for American Airlines Project, Series B3 (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     1,600               1,600
   Grapevine, Texas Industrial  Development Authority Revenue
      Bond for American   Airlines Project,  Series B4 (A) (B) (C)
         5.000%, 01/02/98 ...........................................................       800                 800
   Grapevine, Texas Industrial Development Authority
      Revenue Bond for American  Airlines Project,
      Series A3  (A) (B) (C)
         5.000%, 01/02/98 ...........................................................       700                 700
   Grapevine, Texas Industrial Development Corporation
      American Airlines, Series A1 (A) (B) (C)
         5.000%, 01/02/98 ...........................................................       400                 400
   North Central, Texas Health Facility Development Corporation
      Revenue Bond (A) (B) (C)
         5.000%, 01/02/98 ...........................................................       195                 195
   Nueces County, Texas Health Facilities Authority Revenue
      Bond for Driscoll Children's Foundation Project (A) (B) (C)
         3.850%, 01/02/98 ...........................................................       600                 600
   Port Corpus Christi, Texas Industrial Development Corporation
      Revenue Bond, Series A (A) (B) (C)
         3.850%, 01/02/98 ...........................................................     2,000               2,000
   Tarrant County, Texas Housing Finance Authority Revenue
      Bond for Windcastle Project (A) (B) (C)
         3.850%, 01/02/98 ...........................................................     1,034               1,034
   Texas Small Business Industrial Development Revenue Bond
         3.700%, 01/07/98 ...........................................................     1,300               1,300
   Texas State, Series A TRAN (A) (B) (C)
         4.750%, 08/31/98 ...........................................................     2,500               2,514
                                                                                                         ----------
         Total Texas                                                                                         11,143
                                                                                                         ----------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                        FACE
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   UTAH - 3.6%
   Intermountain Power Agency Utah Power Supply Revenue
      Bond, Series F (A) (B) (C)
         3.750%, 07/01/15 ...........................................................    $3,000           $   3,000
   Intermountain Power Agency Utah TECP
         3.750%, 01/12/98 ...........................................................     3,000               3,000
   Utah State Brd Regents Revenue Bond (A) (B) (C)
         4.750%, 08/01/98 ...........................................................     1,155               1,161
                                                                                                          ---------
         Total Utah                                                                                           7,161
                                                                                                          ---------
   VERMONT - 0.6%
   Vermont State Student Loan Revenue Bond, Student Loan
      Assistance Corporation Project (A) (B) (C)
         3.800%, 01/02/98 ...........................................................     1,240               1,240
                                                                                                          ---------
   VIRGINIA - 7.1%
   Alexandria, Redevelopment & Housing Authority Goodwin
      Project Revenue Bond, Ser B (A) (B) (C)
         5.000%, 10/01/06 ...........................................................     2,100               2,100
   Petersburg, Virginia Hospital Authority Southside
      Revenue Project  (A)
         5.000%, 01/02/98 ...........................................................     1,800               1,800
   Portsmouth, Virginia Housing Development Revenue
      Bond (A) (B) (C)
         4.000%, 11/01/27 ...........................................................     2,000               2,000
   Virginia State Peninsula Port Authority Revenue Bond for
      Dominion Terminal Project, Series 1987C (A) (B) (C)
         5.000%, 01/02/98 ...........................................................       725                 725
   Virigina State Housing Revenue Bond
         3.800%, 06/10/98 ...........................................................     3,000               3,000
   Waynesboro, Viriginia  Residential Care Facilities
      Revenue Bond (A) (B) (C)
         5.000%, 01/02/98 ...........................................................     4,330               4,330
                                                                                                          ---------
         Total Virginia                                                                                      13,955
                                                                                                          ---------
   WEST VIRGINIA - 0.7%
   Putnam County, West Virginia  Industrial Development
      Authority Revenue Bond for FMC Corporation
      Project (A) (B) (C)
         3.800%, 01/02/98 ...........................................................     1,300               1,300
                                                                                                          ---------

STATEMENT OF NET ASSETS (CONTINUED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                        FACE
                                                                                       AMOUNT              VALUE
ELITE TAX-FREE RESERVE                                                                  (000)              (000)
---------------------------------------------------------------------------------------------------------------------------
   WISCONSIN - 0.5%
   Wisconsin Health and Educational Facilities Wheaton
      Franciscan Services Revenue Bond
      Pre-Refunded @ 102 (C) (D)
         8.200%, 08/15/98 ...........................................................    $1,000           $   1,046
                                                                                                          ---------
   WYOMING - 6.8%
   Converse County, Wyoming TECP
         3.750%, 02/02/98 ...........................................................     2,800               2,800
   Gillette County, Wyoming TECP
         3.700%, 01/07/98 ...........................................................     1,200               1,200
         3.800%, 01/14/98 ...........................................................     3,000               3,000
   Lincoln County, Wyoming  Pollution Control Revenue Bond
      for Exxon Project,  Series D (A) (B)
         5.100%, 01/07/98 ...........................................................     1,200               1,200
   Lincoln County, Wyoming  Pollution Control Revenue Bond,
      Series 1984 B (A)
         5.100%, 01/02/98 ...........................................................       600                 600
   Lincoln County, Wyoming  Resource Recovery Revenue Bond
      for Exxon Project,  Series C (A) (B)
         5.100%, 01/02/98 ...........................................................       600                 600
   Lincoln County, Wyoming Pollution Control Revenue Bond
      for Exxon Project (A) (B)
         4.950%, 01/02/98 ...........................................................     1,900               1,900
   Platte County, Wyoming  Pollution Control Revenue Bond,
      Series A (A) (B) (C)
         4.500%, 01/02/98 ...........................................................       600                 600
   Platte County, Wyoming  Pollution Control Revenue Bond,
      Series B (A) (B) (C)
         4.500%, 01/02/98 ...........................................................     1,600               1,600
                                                                                                          ---------
         Total Wyoming                                                                                       13,500
                                                                                                          ---------
   TOTAL MUNICIPAL BONDS
      (Cost $202,760) ...............................................................                       202,760
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7%
   (Cost $202,760) ..................................................................                       202,760
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.3% ............................................                           499
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONCLUDED)                                                       COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


                                                                                                          MARKET
                                                                                                           VALUE
ELITE TAX-FREE RESERVE                                                                                     (000)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares ($0.001 par value -- 250 million authorized)
   based on 202,261,424 outstanding shares ..........................................                      $202,261
Portfolio Shares ($0.001 par value -- 250 million authorized)
   based on 1,028,846 outstanding shares ............................................                         1,029
Accumulated Net Realized Loss on Investments ........................................                           (31)
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0% ...........................................................                      $203,259
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS Y ...........................                         $1.00
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS C ...........................                         $1.00
---------------------------------------------------------------------------------------------------------------------------

GO -- GENERAL OBLIGATION
RAN -- REVENUE ANTICIPATION NOTE
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTES
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSER OF THE PUT DEMAND DATE OR MATURITY DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       This page left intentionally blank.

STATEMENT OF OPERATIONS (000)                                                             COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
For the six month period ended December 31, 1997                                                                (Unaudited)


                                                                           ELITE            ELITE          ELITE
                                                                         TREASURY           CASH            TAX
                                                                          RESERVE          RESERVE         FREE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest ................................................        $831            $7,064           $3,408
                                                                          ----            ------           ------
EXPENSES:
      Investment advisory fees ...................................          30               248              184
      Less investment advisory fees waived .......................         (18)             (149)            (111)
      Administrative fees ........................................          37               310              230
      Less administrative fees waived ............................         (27)             (224)            (166)
      Transfer agent fees & expenses .............................           3                 6               11
      Professional fees ..........................................          (1)               (1)               4
      Registration & filing fees .................................          --                21                4
      Printing ...................................................          --                15               10
      Miscellaneous ..............................................          --                16               --
                                                                          ----            ------           ------

Total expenses ...................................................          24               242              166
                                                                          ----            ------           ------

NET INVESTMENT INCOME ............................................         807             6,822            3,242
NET REALIZED LOSS ON INVESTMENTS:
      Net realized loss from securities sold .....................          --                --               (1)
                                                                          ----            ------           ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............        $807            $6,822           $3,241
                                                                          ====            ======           ======

                               See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                  COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
For the six month period ended December 31, 1997 (Unaudited) and the year ended June 30, 1996

                                                                                             ELITE
                                                                                           TREASURY
                                                                                           RESERVE*
---------------------------------------------------------------------------------------------------------------------
                                                                                   07/01/97       07/01/96
                                                                                  TO 12/31/97    TO 06/30/97
                                                                                  -----------    -----------
INVESTMENT ACTIVITIES:
      Net investment income .................................................      $    807         $  1,347
      Net realized loss on securities .......................................            --               --
                                                                                   --------         --------
Net increase in net assets resulting from operations ........................           807            1,347
                                                                                   --------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income
          Class Y ...........................................................          (799)         (13,478)
          Class C ...........................................................            (8)              --
                                                                                   --------         --------
      Total dividends distributed ...........................................          (807)         (13,478)
                                                                                   --------         --------
CAPITAL SHARE TRANSACTIONS:
      Class Y
          Proceeds from shares issued .......................................        97,965           40,896
          Cost of shares redeemed ...........................................       (65,778)         (43,727)
                                                                                   --------         --------
               Increase (Decrease) in net assets
                     from Class C transactions ..............................        32,187           (2,831)
                                                                                   --------         --------
      Class C
          Proceeds from shares issued .......................................         4,498               --
          Cost of shares redeemed ...........................................           (85)              --
                                                                                   --------         --------
               Increase in net assets from Class C transactions .............         4,413               --
                                                                                   --------         --------
Increase (Decrease) in net assets from capital transactions .................        36,600           (2,831)
                                                                                   ========         ========
NET ASSETS:
      Beginning of period ...................................................        21,667           24,498
                                                                                   --------         --------
      End of period .........................................................      $ 58,267         $ 21,667
                                                                                   ========         ========
SHARES ISSUED AND REDEEMED:
      Class Y
          Shares issued .....................................................        97,965           40,896
          Shares redeemed ...................................................       (65,778)         (43,727)
                                                                                   --------         --------
               Net increase (decrease) ......................................        32,187           (2,831)
                                                                                   --------         --------
      Class C
          Shares issued .....................................................         4,498               --
          Shares redeemed ...................................................           (85)              --
                                                                                   --------         --------
               Net increase (decrease) ......................................         4,413               --
                                                                                   --------         --------
Total share activity for period .............................................        36,600           (2,831)
                                                                                   --------         --------

OUTSTANDING SHARES:
      Beginning of period ...................................................        21,667           24,498
                                                                                   --------         --------
      End of period .........................................................        58,267           21,667
                                                                                   ========         ========

                                                                                               ELITE
                                                                                               CASH
                                                                                              RESERVE**
-----------------------------------------------------------------------------------------------------------------------
                                                                                    07/01/97           07/01/96
                                                                                  TO 12/31/97        TO 06/30/97
                                                                                  -----------        -----------
INVESTMENT ACTIVITIES:
      Net investment income .................................................       $    6,822        $     18,767
      Net realized loss on securities .......................................               --                  (3)
                                                                                    ----------        ------------
Net increase in net assets resulting from operations ........................            6,822              18,764
                                                                                    ----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income
          Class Y ...........................................................           (6,821)            (18,767)
          Class C ...........................................................               (1)                 --
                                                                                    ----------        ------------
      Total dividends distributed ...........................................           (6,822)            (18,767)
                                                                                    ----------        ------------
CAPITAL SHARE TRANSACTIONS:
      Class Y
          Proceeds from shares issued .......................................          457,011             825,899
          Cost of shares redeemed ...........................................         (384,653)         (1,003,355)
                                                                                    ----------        ------------
               Increase (Decrease) in net assets
                     from Class C transactions ..............................           72,358            (177,456)
                                                                                    ----------        ------------
      Class C
          Proceeds from shares issued .......................................              345                  --
          Cost of shares redeemed ...........................................               --                  --
                                                                                    ----------        ------------
               Increase in net assets from Class C transactions .............              345                  --
                                                                                    ----------        ------------
Increase (Decrease) in net assets from capital transactions .................           72,703            (177,456)
                                                                                    ==========        ============
NET ASSETS:
      Beginning of period ...................................................          206,990             384,446
                                                                                    ----------        ------------
      End of period .........................................................        $ 279,693        $    206,990
                                                                                    ==========        ============
SHARES ISSUED AND REDEEMED:
      Class Y
          Shares issued .....................................................          457,014             825,899
          Shares redeemed ...................................................         (384,653)         (1,003,355)
                                                                                    ----------        ------------
               Net increase (decrease) ......................................           72,361            (177,456)
                                                                                    ----------        ------------
      Class C
          Shares issued .....................................................              345                  --
          Shares redeemed ...................................................               --                  --
                                                                                    ----------        ------------
               Net increase (decrease) ......................................              345                  --
                                                                                    ----------        ------------
Total share activity for period .............................................           72,706            (177,456)
                                                                                    ----------        ------------

OUTSTANDING SHARES:
      Beginning of period ...................................................          206,990             384,446
                                                                                    ----------        ------------
      End of period .........................................................          279,696             206,990
                                                                                    ==========        ============

                                                                                                 ELITE
                                                                                                TAX-FREE
                                                                                               RESERVE***
-------------------------------------------------------------------------------------------------------------------
                                                                                        07/01/96          07/01/96
                                                                                      TO 06/30/97       TO 06/30/97
                                                                                      -----------       -----------
INVESTMENT ACTIVITIES:
      Net investment income .................................................         $     3,242         $    3,774
      Net realized loss on securities .......................................                  (1)                --
                                                                                      -----------         ----------
Net increase in net assets resulting from operations ........................               3,241              3,774
                                                                                      -----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income
          Class Y ...........................................................              (3,241)            (3,774)
          Class C ...........................................................                  (1)                --
                                                                                      -----------         ----------
      Total dividends distributed ...........................................              (3,242)            (3,774)
                                                                                      -----------         ----------
CAPITAL SHARE TRANSACTIONS:
      Class Y
          Proceeds from shares issued .......................................             248,501            226,783
          Cost of shares redeemed ...........................................            (193,581)          (165,949)
                                                                                      -----------         ----------
               Increase (Decrease) in net assets
                     from Class C transactions ..............................              54,920             60,834
                                                                                      -----------         ----------
      Class C
          Proceeds from shares issued .......................................               1,029                 --
          Cost of shares redeemed ...........................................                  --                 --
                                                                                      -----------         ----------
               Increase in net assets from Class C transactions .............               1,029                 --
                                                                                      -----------         ----------
Increase (Decrease) in net assets from capital transactions .................              55,948             60,834
                                                                                      ===========         ==========
NET ASSETS:
      Beginning of period ...................................................             147,311             86,477
                                                                                      -----------         ----------
      End of period .........................................................           $ 203,259           $147,311
                                                                                      ===========         ==========
SHARES ISSUED AND REDEEMED:
      Class Y
          Shares issued .....................................................             248,501            226,783
          Shares redeemed ...................................................            (193,581)          (165,949)
                                                                                      -----------         ----------
               Net increase (decrease) ......................................              54,920             60,834
                                                                                      -----------         ----------
      Class C
          Shares issued .....................................................               1,029                 --
          Shares redeemed ...................................................                  --                 --
                                                                                      -----------         ----------
               Net increase (decrease) ......................................               1,029                 --
                                                                                      -----------         ----------
Total share activity for period .............................................              55,949             60,834
                                                                                      -----------         ----------

OUTSTANDING SHARES:
      Beginning of period ...................................................             147,341             86,507
                                                                                      -----------         ----------
      End of period .........................................................             203,290            147,341
                                                                                      ===========         ==========

* THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE. ** THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY CASH RESERVE.
*** THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                 See accompanying notes to financial statements.

                                       22 & 23

FINANCIAL HIGHLIGHTS                                                                      COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


ELITE TREASURY RESERVE+
---------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period
                                                                                                                      RATIO
                             NET                                                    NET                  RATIO     OF EXPENSES
                            ASSET              DISTRIBUTIONS     NET              ASSETS     RATIO       OF NET    TO AVERAGE
                            VALUE       NET      FROM NET    ASSET VALUE            END    OF EXPENSES   INCOME     NET ASSETS
                          BEGINNING INVESTMENT   INVESTMENT      END      TOTAL  OF PERIOD TO AVERAGE   TO AVERAGE (EXCLUDING
                          OF PERIOD   INCOME      INCOME      OF PERIOD   RETURN   (000)   NET ASSETS   NET ASSETS   WAIVERS)
                          --------- ---------- ------------- ------------ ------ --------- -----------  ---------- -----------
CLASS Y
For the six month
   period ended
   December 31, 1997**      $1.00     0.05         (0.05)       $1.00     2.76%*  $53,854      0.16%      5.46%        0.46%

For the year ended
   June 30, 1996            $1.00     0.05         (0.05)       $1.00     5.54%   $24,498      0.19%      5.39%        0.80%

For the year ended
   June 30, 1995            $1.00     0.05         (0.05)       $1.00     5.24%   $18,396      0.23%      5.09%        0.87%

For the year ended
   June 30, 1994            $1.00     0.03         (0.03)       $1.00     3.10%   $20,363      0.28%      3.03%        0.91%

For the year ended
   June 30, 1993            $1.00     0.03         (0.03)       $1.00     3.17%   $27,614      0.18%      3.19%        0.85%

For the period ended
   June 30, 1992 (1)        $1.00     0.02         (0.02)       $1.00     2.00%*  $49,328      0.05%      3.95%        0.80%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)   $1.00     0.01         (0.01)       $1.00     0.20%*   $4,413      0.41%      5.21%        0.71%

                            RATIO OF
                           NET INCOME
                           TO AVERAGE
                           NET ASSETS
                           (EXCLUDING
                             WAIVERS)
                           ----------
CLASS Y
For the six month
   period ended
   December 31, 1997**       5.16%

For the year ended
   June 30, 1996             4.78%

For the year ended
   June 30, 1995             4.45%

For the year ended
   June 30, 1994             2.40%

For the year ended
   June 30, 1993             2.52%

For the period ended
   June 30, 1992 (1)         3.20%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)    4.91%

----------------
 *  RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
**  RATIOS FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 1997 HAVE BEEN ANNUALIZED.
(1) THE ELITE TREASURY RESERVE CLASS Y COMMENCED OPERATIONS ON DECEMBER 10, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) THE ELITE TREASURY RESERVE CLASS C COMMENCED OPERATIONS ON DECEMBER 18, 1997. + THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TREASURY RESERVE.

               See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS                                                                      COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)




ELITE CASH RESERVE+
---------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

                                                                                                                      RATIO
                             NET                                                    NET                  RATIO     OF EXPENSES
                            ASSET              DISTRIBUTIONS     NET              ASSETS     RATIO       OF NET    TO AVERAGE
                            VALUE       NET      FROM NET    ASSET VALUE            END    OF EXPENSES   INCOME     NET ASSETS
                          BEGINNING INVESTMENT   INVESTMENT      END      TOTAL  OF PERIOD TO AVERAGE   TO AVERAGE (EXCLUDING
                          OF PERIOD   INCOME      INCOME      OF PERIOD   RETURN   (000)   NET ASSETS   NET ASSETS   WAIVERS)
                          --------- ---------- ------------- ------------ ------ --------- -----------  ---------- -----------
CLASS Y
For the six month
   period ended
   December 31, 1997**       $1.00     0.05        (0.05)       $1.00     2.81%*  $279,348     0.20%      5.50%        0.50%

For the year ended
   June 30, 1997             $1.00     0.05        (0.05)       $1.00     5.43%   $206,987     0.17%      5.28%        0.50%

For the year ended
   June 30, 1996             $1.00     0.05        (0.05)       $1.00     5.62%   $384,446     0.15%      5.46%        0.76%

For the year ended
   June 30, 1995             $1.00     0.05        (0.05)       $1.00     5.46%   $406,597     0.17%      5.35%        0.81%

For the year ended
   June 30, 1994             $1.00     0.03        (0.03)       $1.00     3.31%   $382,814     0.16%      3.24%        0.84%

For the year ended
   June 30, 1993             $1.00     0.03        (0.03)       $1.00     3.29%   $424,363     0.17%      3.25%        0.81%

For the year ended
   June 30, 1992             $1.00     0.05        (0.05)       $1.00     5.04%   $416,945     0.18%      4.96%        0.83%

For the year ended
   June 30, 1991             $1.00     0.07        (0.07)       $1.00     7.49%   $453,947     0.15%      7.05%        0.80%

For the period ended
   June 30, 1990 (1)         $1.00     0.08        (0.08)       $1.00     8.03%*  $232,091     0.13%      8.42%        0.83%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)    $1.00     0.01        (0.01)       $1.00     0.21%*      $345     0.45%      5.35%        0.75%


                            RATIO OF
                           NET INCOME
                           TO AVERAGE
                           NET ASSETS
                           (EXCLUDING
                             WAIVERS)
                           ----------
CLASS Y
For the six month
   period ended
   December 31, 1997**         5.20%

For the year ended
   June 30, 1997               4.94%

For the year ended
   June 30, 1996               4.85%

For the year ended
   June 30, 1995               4.71%

For the year ended
   June 30, 1994               2.56%

For the year ended
   June 30, 1993               2.61%

For the year ended
   June 30, 1992               4.31%

For the year ended
   June 30, 1991               6.40%

For the period ended
   June 30, 1990 (1)           7.72%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)      5.05%

------------------
 *   RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
**   RATIOS FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 1997 HAVE BEEN ANNUALIZED.
(1) THE ELITE CASH RESERVE CLASS Y COMMENCED OPERATIONS ON DECEMBER 10, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2)  THE ELITE CASH RESERVE CLASS C COMMENCED OPERATIONS ON DECEMBER 18, 1997.
 +   THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY CASH RESERVE

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS                                                                      COREFUND ELITE MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997                                                                                               (Unaudited)


ELITE TAX-FREE RESERVE+
---------------------------------------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period

                                                                                                                      RATIO
                             NET                                                    NET                  RATIO     OF EXPENSES
                            ASSET              DISTRIBUTIONS     NET              ASSETS     RATIO       OF NET    TO AVERAGE
                            VALUE       NET      FROM NET    ASSET VALUE            END    OF EXPENSES   INCOME     NET ASSETS
                          BEGINNING INVESTMENT   INVESTMENT      END      TOTAL  OF PERIOD TO AVERAGE   TO AVERAGE (EXCLUDING
                          OF PERIOD   INCOME      INCOME      OF PERIOD   RETURN   (000)   NET ASSETS   NET ASSETS   WAIVERS)
                          --------- ---------- ------------- ------------ ------ --------- -----------  ---------- -----------
CLASS Y
For the six month
   period ended
   December 31, 1997**       $1.00     0.03        (0.03)       $1.00      1.78%*  $202,230     0.18%      3.52%       0.48%

For the year ended
   June 30, 1997             $1.00     0.03        (0.03)       $1.00      3.42%$  147,311      0.17%      3.39%       0.50%

For the year ended
   June 30, 1996             $1.00     0.03        (0.03)       $1.00      3.51%$    86,477     0.16%      3.44%       0.76%

For the year ended
   June 30, 1995             $1.00     0.03        (0.03)       $1.00      3.41%$    72,593     0.19%      3.37%       0.83%

For the year ended
   June 30, 1994             $1.00     0.02        (0.02)       $1.00      2.32%$    78,219     0.17%      2.29%       0.82%

For the year ended
   June 30, 1993             $1.00     0.02        (0.02)       $1.00      2.48%$    48,424     0.19%      2.45%       0.83%

For the period ended
   June 30, 1992 (1)         $1.00     0.02        (0.02)       $1.00      1.50%*  $  66,158    0.17%      3.00%       0.89%

For the six month
   period ended
   December 31, 1997**       $1.00     0.03        (0.03)       $1.00      1.78%*  $202,230     0.18%      3.52%       0.48%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)    $1.00     0.01        (0.01)       $1.00      0.13%*   $1,029      0.43%      3.27%       0.73%


                             RATIO OF
                            NET INCOME
                            TO AVERAGE
                            NET ASSETS
                            (EXCLUDING
                              WAIVERS)
                            ----------
CLASS Y
For the six month
   period ended
   December 31, 1997**          3.22%

For the year ended
   June 30, 1997                3.06%

For the year ended
   June 30, 1996                2.84%

For the year ended
   June 30, 1995                2.73%

For the year ended
   June 30, 1994                1.64%

For the year ended
   June 30, 1993                1.81%

For the period ended
   June 30, 1992 (1)            2.28%

For the six month
   period ended
   December 31, 1997**          3.22%

CLASS C
For the six month
   period ended
   December 31, 1997**(2)       2.97%


--------------------
 *   RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
**   RATIOS FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 1997 HAVE BEEN ANNUALIZED.
(1) THE ELITE TAX-FREE RESERVE CLASS Y COMMENCED OPERATIONS ON NOVEMBER 19, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2)  THE ELITE TAX-FREE RESERVE CLASS C COMMENCED OPERATIONS ON DECEMBER 18, 1997.
+    THIS FUND WAS FORMERLY KNOWN AS THE FIDUCIARY TAX-FREE RESERVE.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                  COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
December 31, 1997                                                    (Unaudited)


1. ORGANIZATION

     The CoreFund Elite Treasury Reserve is a Fund offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Funds (the "Funds"):

      EQUITY FUNDS:                                  MONEY MARKET FUNDS:
      Equity Index Fund                              Treasury Reserve
      Core Equity Fund                               Cash Reserve
      Growth Equity Fund                             Tax-Free Reserve
      Special Equity Fund                            Elite Cash Reserve
      International Growth Fund                      Elite Treasury Reserve
      Balanced Fund                                  Elite Tax-Free Reserve

      FIXED INCOME FUNDS:
      Short Term Income Fund
      Short-Intermediate Bond Fund
      Government Income Fund
      Bond Fund
      Global Bond Fund
      Intermediate Municipal Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Elite Treasury Reserve. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Elite Treasury Reserve.

SECURITY VALUATION -- Investment securities of the Elite Treasury Reserve are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
December 31, 1997                                                    (Unaudited)


SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE  AGREEMENTS  --  Securities  pledged  as  collateral  for  Repurchase
Agreements are held by each Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Company are prorated to the Fund on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL  INCOME TAXES -- It is the Fund's  intention to continue to qualify as a
regulated   investment  company  and  distribute  all  of  its  taxable  income.
Accordingly, no provision for Federal income taxes is required.

3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated April 12, 1996, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.20% on the average net assets of the Elite Treasury Reserve, Elite Cash Reserve and Elite Tax-Free Reserve. Advisory fees are computed daily and paid monthly for all Funds. Additionally, for the six month period ended December 31, 1997, CSIA has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
December 31, 1997                                                    (Unaudited)


CoreStates Bank serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, at its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

4. ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resource ("SFR"), a wholly-owned subsidiary of SEI Corporation, acts as the Funds's Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average daily net assets of the Elite Treasury Reserve, Elite Cash Reserve and Elite Tax-Free Reserve. Such a fee is computed daily and paid monthly for all Funds. Additionally, for the six month period ended December 31, 1997, SFR has voluntarily waived a portion of their fees in order to assist the Fund in maintaining a competitive expense ratio.

Effective for the period July 1, 1995 to November 16, 1995, SEI Investments Management Corporation acted as the Transfer Agent of the Fund. Pursuant to a transfer agency agreement dated November 16, 1995, Boston Financial Data
Services ("BFDS") a subsidiary of State Street Bank and Trust Company acts as the Fund's Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing, and shareholder servicing for the Fund.

On November 2, 1992, SEI Investments Distribution Co., also a wholly-owned subsidiary of SEI Corporation, became the Fund's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Fund.

The Fund has paid legal fees to a law firm in which the secretary of the Company is a partner.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
December 31, 1997                                                    (Unaudited)


5. INVESTMENT COMPOSITION

The Fund invests in securities which include revenue and general obligation instruments.

At December 31, 1997, the revenue sources by purpose were as follows:

                                                               % OF PORTFOLIO
                                                                 INVESTMENTS
                                                               --------------
REVENUE INSTRUMENTS
         Education Bonds .....................................        5%
         Hospital & Health Care Bonds ........................       12
         Housing Bonds .......................................        5
         Industrial Development Bonds ........................        8
         Other Bonds .........................................        5
         Pollution Control Bonds .............................       16
         Transportation Bonds ................................        4
         Utility Bonds .......................................        3
TAX EXEMPT COMMERCIAL PAPER ..................................       29
GENERAL OBLIGATIONS ..........................................        7
TAX & REVENUE ANTICIPATION NOTES .............................        6
                                                                   -----
                                                                    100%
                                                                   =====
In addition, certain investments are covered by insurance issued by several private issuers who guarantee the payment of interest and principal at final maturity in the event of default. Such insurance, however, does not guarantee the market value of the securities or the value of the Fund's shares.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)      COREFUND ELITE MONEY MARKET FUNDS
--------------------------------------------------------------------------------
December 31, 1997                                                    (Unaudited)


6. PROPOSED REORGANIZATION

     On November 18, 1997, CoreStates Financial Corp. and First Union Corporation jointly announced that they had signed a definitive agreement for the merger of CoreStates Bank, N.A. and First Union Bank. The Advisor is currently a wholly-owned subsidiary of CoreStates Bank, N.A. Subject to certain conditions, it is anticipated that the transaction will close at the end of April, 1998. Thereafter, the Advisor will be an indirect wholly-owned subsidiary of First Union Bank. A special meeting of shareholders will be called to consider certain proposed fund reorganizations.

                                   NOTES
--------------------------------------------------------------------------------

     This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


Pro Forma Combining Financial Statements (Unaudited)
Evergreen Select Money Market Fund                                    Evergreen Select          Core Funds           Proforma
Schedule of Investments                                                 Money Market        Elite Cash Reserve       Portfolio
February 28, 1998 (000's omitted)                                   --------------------    ------------------  --------------------
                                                         Maturity   Principal     Market    Principal   Market  Principal     Market
                                                Coupon     Date       Amount      Value      Amount     Value    Amount       Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 7.9%
Bank of America                                 5.50%     4/23/98                             5,000     5,000       5,000      5,000
Bank of Montreal                                5.69%      3/2/98                             5,000     5,000       5,000      5,000
Bankers Trust                                   5.98%     8/12/98      10,000     10,000                           10,000     10,000
Banque National de Paris (New York)             5.69%     2/26/99      50,000     50,000                           50,000     50,000
Bayerische Vereinsbank AG (New York)            5.71%     2/26/99      30,000     30,000                           30,000     30,000
BNP                                             5.44%      3/2/98                             3,000     3,000       3,000      3,000
Den Danske Bank                                 5.69%      3/2/98                             5,000     5,000       5,000      5,000
First America Bank Michigan                     5.95%     8/13/98      10,000      9,999                           10,000      9,999
National Westminster Bank PLC                   5.94%     6/26/98                             5,000     4,999       5,000      4,999
NationsBank                                     5.55%     2/11/99                             7,000     6,998       7,000      6,998
Republic NY                                     5.66%      3/2/98                             5,000     5,000       5,000      5,000
Societe Generale                                5.77%     10/9/98                             3,000     2,999       3,000      2,999
Societe Generale Yankee                         6.08%      6/9/98                             5,000     4,999       5,000      4,999
Societe Generale (New York)                     5.70%     9/11/98      37,000     36,988                           37,000     36,988
Societe Generale (New York)                     5.85%      3/2/98      18,000     18,000                           18,000     18,000
Swiss Bank                                      5.83%     10/2/98                             3,000     2,999       3,000      2,999
Swiss Bank                                      5.85%    11/20/98                             3,000     2,999       3,000      2,999
Swiss Bank  Yankee                              6.02%     6/12/98                             5,000     5,000       5,000      5,000
UBS                                             5.66%      3/2/98                             5,000     5,000       5,000      5,000
                                                                                ---------             --------             ---------
Total Certificate of Deposit - (cost $213,980)                                   144,987               58,993                213,980

Commercial Paper - 59.8%
Abbey National                                  5.50%      5/6/98                             3,000     2,970       3,000      2,970
Abbey National                                  5.71%     4/27/98                             3,000     2,974       3,000      2,974
American Express                                5.45%     5/11/98                             7,000     6,926       7,000      6,926
American Express                                5.50%      3/5/98                             5,000     4,997       5,000      4,997
American Express Credit                         5.53%      3/2/98      50,000     49,992                           50,000     49,992
Ameritech                                       5.56%     3/10/98                             7,000     6,990       7,000      6,990
Apex Funding Corp.                              5.72%      4/6/98      21,278     21,156                           21,278     21,156
Aristar, Inc.                                   5.78%      3/2/98      44,496     44,489                           44,496     44,489
Asset Backed Securities Investment Trust        5.63%     3/15/98                            10,000    10,000      10,000     10,000
Asset Securitization COOP Corp.                 5.53%      5/8/98                            10,000     9,897      10,000      9,897
Atlas Funding Corp.                             5.95%     3/16/98      50,000     49,876                           50,000     49,876
Baltimore Gas & Electric Co.                    5.51%      4/6/98                             5,000     4,973       5,000      4,973
Baltimore Gas & Electric Co.                    5.50%      3/6/98                             1,475     1,474       1,475      1,474
Banc One Funding                                5.56%     3/13/98                             4,550     4,542       4,550      4,542
Banc One Funding                                5.48%     3/13/98                             5,000     4,991       5,000      4,991
Banc One Funding                                5.48%     3/11/98                             5,000     4,992       5,000      4,992
Bank Of America                                 5.48%     3/24/98      75,000     74,737                           75,000     74,737
Bank One                                        5.52%     3/20/98                             1,828     1,823       1,828      1,823
Banner Receivables Corp.                        5.62%     3/19/98      40,000     39,888                           40,000     39,888
Bell Atlantic                                   5.58%     3/13/98                             6,000     5,989       6,000      5,989
Bell Atlantic Networks                          5.49%      3/2/98                             4,000     3,999       4,000      3,999
Broadway Capital Corp.                          5.65%      3/9/98      30,000     29,962                           30,000     29,962
Cafco                                           5.54%     3/25/98                             5,000     4,982       5,000      4,982

Evergreen Select Money Market Fund
Pro Forma Combining Financial Statements (Unaudited)                  Evergreen Select          Core Funds           Proforma
Schedule of Investments                                                 Money Market        Elite Cash Reserve       Portfolio
February 28, 1998 (000's omitted)                                   --------------------    ------------------  --------------------
                                                         Maturity   Principal     Market    Principal   Market  Principal     Market
                                                Coupon     Date       Amount      Value      Amount     Value    Amount       Value
------------------------------------------------------------------------------------------------------------------------------------
Caisse Des Depots En Consignations              5.68%     3/17/98                             5,000     4,988       5,000      4,988
Caisse Des Depots                               5.50%      5/5/98                             5,000     4,951       5,000      4,951
Campbell Soup                                   5.63%     10/5/98                             5,000     4,837       5,000      4,837
Campbell Soup                                   5.68%      3/4/98                             3,600     3,598       3,600      3,598
Chevron                                         5.50%     3/13/98                             7,000     6,987       7,000      6,987
Chevron                                         5.48%      3/2/98                             3,000     3,000       3,000      3,000
Ciesco                                          5.47%      3/6/98                             5,000     4,996       5,000      4,996
Ciesco                                          5.65%      3/2/98                            10,000     9,998      10,000      9,998
CIT                                             5.53%      4/7/98                             5,000     4,972       5,000      4,972
CIT                                             5.53%      6/5/98                             5,000     4,928       5,000      4,928
CIT Groups Holdings                             5.48%      3/3/98                             3,000     2,999       3,000      2,999
Coca Cola                                       5.45%     4/15/98                             5,000     4,966       5,000      4,966
Countrywide Funding Corp.                       5.51%     3/11/98      40,000     39,939                           40,000     39,939
Credit Swis                                     5.71%     3/12/98                             5,000     4,991       5,000      4,991
Credit Swis                                     5.52%     5/14/98                             5,000     4,944       5,000      4,944
Deutche Bank                                    5.48%     3/23/98                            10,000     9,967      10,000      9,967
Enterprise Funding Corp.                        5.50%     3/24/98      25,231     25,142                           25,231     25,142
Enterprise Funding Corp.                        5.52%      3/6/98      50,000     49,962                           50,000     49,962
Eureka                                          5.51%     5/11/98                            10,000     9,893      10,000      9,893
Eureka                                          5.46%     5/21/98                             8,000     7,902       8,000      7,902
Fingerhut Owner Trust                           5.51%     3/20/98      45,000     44,869                           45,000     44,869
Fingerhut Owner Trust                           5.53%     3/18/98      41,400     41,292                           41,400     41,292
Ford Motor                                      5.57%      7/6/98                             3,000     2,943       3,000      2,943
Ford Motor                                      5.52%     5/13/98                             3,000     2,967       3,000      2,967
Ford Motor                                      5.53%     5/20/98                             5,000     4,939       5,000      4,939
Ford Motor Credit Co.                           5.77%      3/6/98                             3,000     2,998       3,000      2,998
General Electric                                5.74%     4/23/98                             3,000     2,975       3,000      2,975
General Electric                                5.88%      7/9/98                             5,000     4,898       5,000      4,898
General Electric                                5.51%     4/17/98                             5,000     4,964       5,000      4,964
General Electric                                5.53%      9/2/98                             5,000     4,862       5,000      4,862
Goldman Sachs Group                             5.56%      5/7/98                             5,000     4,947       5,000      4,947
Gotham Funding Corp.                            5.60%     3/12/98      38,000     37,935                           38,000     37,935
GTE Corp.                                       5.55%      4/8/98      38,000     37,777                           38,000     37,777
Harley Davidson Dealer Funding                  5.85%      3/3/98      30,000     29,990                           30,000     29,990
Hertz Corporation                               5.52%      3/5/98      25,000     24,985                           25,000     24,985
Lexington Parker Capital Corp.                  5.58%      3/3/98      41,207     41,194                           41,207     41,194
Merrill Lynch & Company Inc.                    5.53%     6/26/98                               155       152         155        152
Merrill Lynch & Company Inc.                    5.53%      6/3/98                             3,000     2,957       3,000      2,957
Merrill Lynch & Company Inc.                    5.70%     3/30/98                               150       149         150        149
Merrill Lynch & Company Inc.                    5.83%     4/30/98                             3,000     2,971       3,000      2,971
Merrill Lynch & Company Inc.                    5.49%      3/4/98      50,000     49,977                           50,000     49,977
Merrill Lynch & Company Inc.                    5.51%     3/18/98                             5,000     4,987       5,000      4,987
Mont Blanc Capital Corp.                        5.51%     3/23/98      50,000     49,832                           50,000     49,832
Monte Rosa Capital Corp.                        5.48%      3/5/98      25,000     24,985                           25,000     24,985
Monte Rosa Capital Corp.                        5.50%     3/16/98      27,000     26,938                           27,000     26,938
Morgan Stanley Group Inc.                       5.53%     4/22/98                            10,000     9,921      10,000      9,921
Morgan Stanley Group Inc.                       5.53%     5/15/98                             5,000     4,943       5,000      4,943
Morgan Stanley Group Inc.                       5.72%      3/4/98      30,000     29,986                           30,000     29,986
NationsBank Corp.                               5.81%     3/17/98                             5,000     4,987       5,000      4,987
NationsBank Corp.                               5.50%     5/18/98                             5,600     5,535       5,600      5,535
NationsBank Corp.                               5.57%      3/9/98      75,000     74,907                           75,000     74,907


Pro Forma Combining Financial Statements (Unaudited)
Evergreen Select Money Market Fund
Schedule of Investments                                               Evergreen Select          Core Funds           Proforma
February 28, 1998 (000's omitted)                                       Money Market        Elite Cash Reserve       Portfolio
                                                                    --------------------    ------------------  --------------------
                                                         Maturity   Principal     Market    Principal   Market  Principal     Market
                                                Coupon     Date       Amount      Value      Amount     Value    Amount       Value
------------------------------------------------------------------------------------------------------------------------------------
New Center                                      5.45%      3/2/98                            10,000     9,999      10,000      9,999
New Center Asset Trust                          5.49%      4/3/98                             6,900     6,865       6,900      6,865
Norwest                                         5.43%     4/10/98                             7,000     6,958       7,000      6,958
Norwest Corp.                                   5.53%      3/4/98      50,000     49,977                           50,000     49,977
Old Line Funding Corp.                          5.50%      3/2/98      25,402     25,398                           25,402     25,398
Orix America, Inc.                              5.83%    10/26/98      40,000     40,000                           40,000     40,000
Paccar                                          5.51%    10/23/98                             5,000     4,826       5,000      4,826
Paccar                                          5.50%     3/16/98                             1,775     1,771       1,775      1,771
Pitney Bowes                                    5.50%      4/2/98                             3,475     3,458       3,475      3,458
Prudential                                      5.50%      3/4/98                            10,000     9,996      10,000      9,996
Receivables Capital Corp.                       5.51%      3/6/98      45,000     44,966                           45,000     44,966
Salomon Smith Barney Holdings Inc.              5.51%      3/4/98      40,000     39,982                           40,000     39,982
Sanwa Business Credit Corp.                     5.73%     3/17/98      50,000     49,873                           50,000     49,873
Sara Lee                                        5.58%      3/5/98                             4,000     3,997       4,000      3,997
Siemens                                         5.56%     3/23/98                             7,000     6,977       7,000      6,977
Sigma Finance                                   5.93%      8/7/98      15,000     15,000                           15,000     15,000
Societe Generale                                5.70%      3/2/98      15,000     14,997                           15,000     14,997
Societe Generale                                6.11%     5/26/98      15,000     14,999                           15,000     14,999
Swedish Export Credit                           5.81%      4/9/98                             5,000     4,969       5,000      4,969
Trident Capital Finance, Inc.                   5.50%     3/11/98      17,000     16,974                           17,000     16,974
Working Capital Management Corp.                5.77%     3/10/98      30,000     29,957                           30,000     29,957
Working Capital Management Corp.                5.80%      3/4/98      25,000     24,988                           25,000     24,988
                                                                              -----------            ---------            ----------
Total Commercial Paper - (cost $1,621,268)                                     1,316,921              314,347              1,621,268

Corporate Bonds and Notes - 23.5%
Abbey National PLC, Treasury Services           5.65%     4/15/98                             5,000     5,000       5,000      5,000
Abbey National PLC, Treasury Services           5.59%      2/3/99                             5,000     5,000       5,000      5,000
Abbey National PLC, Treasury Services, MTN      5.72%     2/26/99      50,000     50,000                           50,000     50,000
Abby National PLC, Treasury Services, MTN       5.72%     1/29/99      25,000     25,000                           25,000     25,000
Allstate Corp.                                  5.88%     6/15/98       1,135      1,135                            1,135      1,135
Allstate Insurance Corp                         5.64%      5/1/98                             5,000     5,000       5,000      5,000
American Honda Finance Corp.                    5.62%    10/22/98      25,000     25,003                           25,000     25,003
Associates Corp. of North America Senior Note   6.38%     8/15/98      25,000     25,046                           25,000     25,046
Associates Corp. of North America Senior Note   7.30%     3/15/98       9,140      9,145                            9,140      9,145
Bankers Trust FRN                               5.69%     4/23/98      30,000     29,998                           30,000     29,998
Bankers Trust New York Corporation FRN          5.87%      2/3/99      22,000     22,000                           22,000     22,000
Bravo Trust FRN, Series 1997-1-A                5.65%     4/15/98      25,000     25,000                           25,000     25,000
Case Equipment Loan Trust                       5.61%    10/13/98                               706       706         706        706
Chrysler Financial Corporation MTN              5.56%      3/2/98       5,000      5,000                            5,000      5,000
Chrysler Financial Corporation MTN              6.45%      8/7/98      13,000     13,027                           13,000     13,027
Chrysler Financial Corporation MTN              6.74%     5/20/98       3,000      3,004                            3,000      3,004
Credit Suisse First Boston                      5.67%     7/22/98                             5,000     5,000       5,000      5,000
Dean Witter Discover & Co. Note                 6.00%      3/1/98      10,000     10,000                           10,000     10,000
First Interstate Bancorp MTN                    9.38%    11/15/98       5,600      5,729                            5,600      5,729
Fleet Financial Group Note                      6.04%     6/30/98      10,000     10,000                           10,000     10,000
Folk Financial, Series A                        5.62%        VRON       6,000      6,000                            6,000      6,000
GMAC MTN                                        6.05%     10/9/98       1,500      1,500                            1,500      1,500
GMAC MTN                                        6.25%      9/8/98       5,340      5,347                            5,340      5,347
GMAC MTN                                        7.75%      3/2/98      18,000     18,001                           18,000     18,001
GTE Corporation                                 8.85%      3/1/98       4,000      4,000                            4,000      4,000
ING Bank FRN                                    5.88%      7/7/98      61,900     61,900                           61,900     61,900


Pro Forma Combining Financial Statements (Unaudited)
Evergreen Select Money Market Fund                                    Evergreen Select          Core Funds           Proforma
Schedule of Investments                                                 Money Market        Elite Cash Reserve       Portfolio
February 28, 1998 (000's omitted)                                   --------------------    ------------------  --------------------
                                                         Maturity   Principal     Market    Principal   Market  Principal     Market
                                                Coupon     Date       Amount      Value      Amount     Value    Amount       Value
------------------------------------------------------------------------------------------------------------------------------------
ITT Hartford Group                              8.20%    10/15/98       5,000       5,066                           5,000      5,066
JP Morgan Note                                  5.78%      5/1/98                             5,000     5,001       5,000      5,001
Key Auto Finance Trust                          5.84%      1/5/99                             3,552     3,551       3,552      3,551
Landesbank Hessen Thuringen                     5.93%     6/30/98      19,000      18,992                          19,000     18,992
Lehman Brothers Holdings Inc.                   6.38%      6/1/98       7,000       7,004                           7,000      7,004
Lehman Brothers Holdings Inc.                   6.84%     9/25/98      17,200      17,275                          17,200     17,275
Lehman Brothers Holdings Inc.                   7.63%      8/1/98       5,720       5,755                           5,720      5,755
Lehman Brothers Holdings Inc.                   7.85%     5/11/98      11,400      11,436                          11,400     11,436
Lehman Brothers Holdings Inc.                   8.06%     3/10/98       4,000       4,002                           4,000      4,002
Lehman Brothers Holdings Inc.                   8.10%     3/17/98       4,500       4,504                           4,500      4,504
Lehman Brothers Holdings Inc.                   8.88%     11/1/98       5,500       5,601                           5,500      5,601
Manitoba Province Canada                        9.50%     9/15/98      11,015      11,216                          11,015     11,216
Morgan Stanley Group Inc, Series E              5.86%     2/26/99       5,000       5,010                           5,000      5,010
Paccar Financial Group                          5.77%     9/15/98                             3,500     3,498       3,500      3,498
Pepsico Inc.                                    7.63%    12/18/98       2,150       2,178                           2,150      2,178
Pitney Bowes Credit Corp                        6.31%     9/23/98                             2,900     2,907       2,900      2,907
PNC Bank MTN                                    5.63%     5/12/98      20,000      19,997                          20,000     19,997
Salomon Inc. Series D                           6.02%    11/25/98      15,000      15,000                          15,000     15,000
Salomon Inc.                                    6.22%    11/19/98       3,830       3,835                           3,830      3,835
Salomon Inc. Medium Term Senior Note            5.66%     4/26/98      35,000      35,003                          35,000     35,003
Salomon Inc. MTN                                6.00%     7/16/98       3,500       3,502                           3,500      3,502
Salomon Inc., Senior Note                       6.70%     12/1/98       4,765       4,788                           4,765      4,788
Sears Roebuck & Co. MTN                         7.40%     3/16/98       4,000       4,002                           4,000      4,002
Shearson Lehman Holdings MTN                    6.08%      7/9/98       1,000       1,001                           1,000      1,001
Shearson Lehman Holdings MTN                    6.13%     6/30/98       6,435       6,433                           6,435      6,433
Sigma Finance                                   5.71%      3/2/99      25,000      25,000                          25,000     25,000
Transamerica Finance Corp. MTN                  5.74%     12/9/98       3,800       3,792                           3,800      3,792
Transamerica Finance Corp. Senior Note          6.80%     3/15/99       3,410       3,449                           3,410      3,449
Travelers Group Inc. Note                       5.75%     4/15/98       1,000       1,000                           1,000      1,000
Urban Mortgage Bank VRN                         5.50%     11/9/98       7,790       7,757                           7,790      7,757
Volkswagen International Finance                9.75%    10/27/98       4,660       4,762                           4,660      4,762
Wells Fargo & Company                           6.00%     7/31/98       2,000       2,000                           2,000      2,000
Wise Investments LLC, Series A                  5.62%      URDN         6,500       6,500                           6,500      6,500
                                                                                 --------             -------               --------
Total Corporate Bonds and Notes - (cost $637,358)                                 601,695              35,662                637,358

Government Agency Bonds & Notes - 4.1%
Federal Home Loan Banks                         5.61%     1/29/99                            10,000    10,000      10,000     10,000
Federal Home Loan Banks FRN                     5.62%     2/26/99      50,000      49,983                          50,000     49,983
Federal Home Loan Banks MTN                     6.00%    12/30/98      15,000      15,000                          15,000     15,000
Federal National Mortgage Assn. FRN             5.67%     1/21/99      25,000      24,993                          25,000     24,993
Federal National Mortgage Association           5.68%     6/19/98                             5,000     5,001       5,000      5,001
Federal National Mortgage Association           5.74%    10/20/98                             5,000     4,999       5,000      4,999
                                                                                 --------             -------               --------
Total Government Agency Bonds & Notes - (cost $109,976)                            89,976              20,000                109,976

Funding Agreement - 1.9%
General American Cash Manager Plus              5.75%      3/2/98      50,000      50,000                          50,000     50,000
                                                                                 --------             -------               --------
Total Funding Agreement - (cost $50,000)                                           50,000                                     50,000

Taxable Municipal - 1.7%
California Housing Finance Agency,
     Series G2                                  5.68%       URDN       14,250      14,250                          14,250     14,250
Hannahville Michigan, Building
     Program Bonds                              5.62%       URDN        5,000       5,000                           5,000      5,000

Pro Forma Combining Financial Statements (Unaudited)
Evergreen Select Money Market Fund
Schedule of Investments
February 28, 1998 (000's omitted)


                                                                                                              Evergreen Select
                                                                                                                Money Market
                                                                                                           -----------------------
                                                                                                           Principal       Market
                                                                                   Coupon  Maturity Date    Amount         Value
----------------------------------------------------------------------------------------------------------------------------------
Hudson County New Jersey Improvement Auth. Facility Certificates, Series L          5.96%       URDN         9,995         9,995
San Diego California Public Facilities Financing Inverse Certificates, Series M     5.68%       URDN        16,995        16,995
                                                                                                                      -----------
Total Taxable Municipal - (cost $46,240)                                                                                  46,240

Repurchase Agreements - 0.7%
Corefund Tri-Party Repurchase Agreement (a)                                         5.63%      3/6/98
Donaldson, Lufkin & Jenrette Securities Corp. (b)                                   5.63%      3/2/98        5,136         5,136
Treasury Repurchase Agreement (a)                                                   5.50%      3/2/98
                                                                                                                      -----------
Total Repurchase Agreements (cost $ 18,736)                                                                                5,136

Mutual Fund Shares - 1.2%
Fidelity Institutional Fund                                                         5.55%                   22,512        22,512
Fidelity U.S. Treasury Fund                                                         5.48%                   10,017        10,017
Associates Corporation Of North America                                             5.50%
                                                                                                                      -----------
Total Mutual Fund Shares (cost $ 32,556)                                                                                  32,529


Total Investments 100.8 % (cost $ 2,728,120)                                                                           2,287,484
Other Assets & Liabilities - (0.8)                                                                                       (20,395)
                                                                                                                     ------------
Net Assets                                                                                                             2,267,089
                                                                                                                     ============


                                                                                        Core Funds               Proforma
                                                                                    Elite Cash Reserve           Portfolio
                                                                                    -------------------     --------------------
                                                                                    Principal    Market     Principal     Market
                                                                                     Amount      Value       Amount       Value
---------------------------------------------------------------------------------------------------------------------------------
Hudson County New Jersey Improvement Auth. Facility Certificates, Series L                                     9,995       9,995
San Diego California Public Facilities Financing Inverse Certificates, Series M                               16,995      16,995
                                                                                              ---------               -----------
Total Taxable Municipal - (cost $46,240)                                                             -                    46,240

Repurchase Agreements - 0.7%
Corefund Tri-Party Repurchase Agreement (a)                                           2,000      2,000         2,000       2,000
Donaldson, Lufkin & Jenrette Securities Corp. (b)                                                              5,136       5,136
Treasury Repurchase Agreement (a)                                                    11,600     11,600        11,600      11,600
                                                                                              ---------               -----------
Total Repurchase Agreements (cost $ 18,736)                                                     13,600                    18,736

Mutual Fund Shares - 1.2%
Fidelity Institutional Fund                                                                                   22,512      22,512
Fidelity U.S. Treasury Fund                                                                                   10,017      10,017
Associates Corporation Of North America                                                  27         27            27          27
                                                                                              ---------               -----------
Total Mutual Fund Shares (cost $ 32,556)                                                            27                    32,556


Total Investments 100.8 % (cost $ 2,730,114)                                                   442,629                 2,730,114
Other Assets & Liabilities - (0.8)                                                                (426)                  (20,821)
                                                                                              ---------               -----------
Net Assets                                                                                     442,203                 2,709,292
                                                                                              =========               ===========

(a) The investments in repurchase agreements are in a joint trading account. The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on Market prices at February 28, 1998.

(b) Collateralized by $928,000 U.S. Treasury Note, 6.13% due 12/31/01: value including interest - $947,195 and $4,279,000 U.S. Treasury Note, 5.25% due 7/31/98; value including interest - $4,292,820.

Summary of Abbreviations

  FRN Floating Rate Note
  MTN Medium Term Note
 VRDN Variable Rate Demand Note

Evergreen Select Money Market Fund
Pro-Forma Combining Financial Statements (unaudited)
Statement of Assets and Liabilities
February 28, 1998 (000's omitted)

                                                                 Evergreen      CoreFund
                                                                  Select          Elite
                                                                  Money            Cash                         Pro-Forma
                                                                  Market         Reserve       Adjustments      Combined
---------------------------------------------------------------------------------------------------------------------------
Assets:
Investments at value (cost $2,730,114)                          2,287,485        442,629                0        2,730,114
Receivable for Fund shares sold                                       192              0                0              192
Interest receivable                                                11,647          1,404                0           13,051
Prepaid expenses & other assets                                        54              0                0               54
                                                              -------------------------------------------------------------
Total Assets                                                    2,299,378        444,033                0        2,743,411

Liabilities:
Payable for investments purchased                                  25,000              0                0           25,000
Income Distribution Payable                                         5,503          1,788                0            7,291
Payable for Fund shares redeemed                                      942              0                0              942
Due to Related Parties                                                 93              0                0               93
Accrued expenses                                                      751             42                0              793
                                                              -------------------------------------------------------------
Total Liabilities                                                  32,289          1,830                0           34,119

Net Assets                                                      2,267,089        442,203                0        2,709,292

Net assets are comprised of:
Paid-in capital                                                 2,267,424        442,206                0        2,709,630
Accumulated net investment income/(loss)                                0              0                0                0
Accumulated net realized gain/(loss)                                 (335)            (3)               0             (338)
Net unrealized appreciation of investments                              0              0                0                0
                                                              -------------------------------------------------------------
Net Assets                                                      2,267,089        442,203                0        2,709,292


Class IS Shares and Class C Shares
Net Assets                                                      1,215,348            850                0        1,216,198
Shares of Beneficial Interest Outstanding                       1,215,519            850                0        1,216,369
Net Asset Value                                                      1.00           1.00             0.00             1.00
Maximum Offer Price

Class I Shares and Class Y Shares
Net Assets                                                      1,051,741        441,353                0        1,493,094
Shares of Beneficial Interest Outstanding                       1,051,905        441,356                0        1,493,261
Net Asset Value                                                      1.00           1.00             0.00             1.00

See Notes to ProForma Combining Financial Statements

Evergreen Select Money Market Fund
Pro-Forma Combining Financial Statements (unaudited)
Statement of Operations
February 28, 1998 (000's omitted)

                                                                 Evergreen       CoreFund
                                                                  Select          Elite
                                                                  Money            Cash                          Pro-Forma
                                                                  Market         Reserve       Adjustments        Combined
Investment Income:
Interest income                                                   96,612          16,020                0          112,632
                                                              -------------------------------------------------------------
Total Income                                                      96,612          16,020                0          112,632

Expenses:
Advisory fee                                                       2,502             568             (141) A         2,929
Distribution Plan expense                                          2,025               1                0            2,026
Administration fee                                                   559             712             (617) A           654
Custodian fees and expenses                                          332               1               56  A           389
Registration and filing fees                                         235              67              (67) B           235
Professional fees                                                     52               4                1  A            57
Transfer Agent fee                                                    35               7               (7) A            35
Trustees' fees and expenses                                           29               8               (3) A            34
Reports and notices to shareholders                                   15              30              (30) A            15
Other expenses                                                        13              22              (20) A            15
                                                              -------------------------------------------------------------
Total Expenses                                                     5,797           1,420             (828)           6,389
Less: Fee waivers and reimbursements                                (522)           (869)             840  A          (551)
                                                              -------------------------------------------------------------
Net Expenses                                                       5,275             551               12            5,838

Net Investment Income                                             91,337          15,469              (12)         106,794

Net realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments                             (333)              0                0             (333)
Net increase in unrealized appreciation of investments                 0               0                0                0
                                                              -------------------------------------------------------------
Net gain/(loss) on investments                                      (333)              0                0             (333)

Net increase in net assets resulting from operations              91,004          15,469              (12)         106,461


A.  Reflects an increase (decrease) based on surviving Fund's
    Fee Schedule and proforma combined assets.
B.  Reflects a cost savings when funds are combined.

See Notes to ProForma Combining Financial Statements

EVERGREEN SELECT MONEY MARKET FUND
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1998

1. Basis of Combination-The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments, and the related Pro Forma Combining Statements of Operations ("Pro Forma Statements") reflect the accounts of Evergreen Select Money Market Fund ("Select Money Market") and CoreFund Elite Cash Reserve Fund ("CoreFund Elite Reserve") at February 28, 1998.

    The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of CoreFund Elite Cash Reserve. The Reorganization provides for the acquisition of all assets and assumption of identified liabilities of CoreFund Elite Cash Reserve by Evergreen Select Money Market, in exchange for Class IS and Class I shares of Evergreen Select Money Market. Thereafter, there will be a distribution of Class IS and Class I shares of Evergreen Select Money Market to the respective shareholders of CoreFund Elite Cash Reserve Class C and Class Y in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of CoreFund Elite Cash Reserve Class C and Class Y will become the owners of that number of full and fractional Class IS and Class I shares, respectively, of Evergreen Select Money Market having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund Elite Cash Reserve as of the close of business immediately prior to the date that CoreFund Elite Cash Reserve assets are exchanged for Class IS and Class I shares of Evergreen Select Money Market.

    The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the periods presented.

    The information contained herein is based on the experience of each Fund for the year ended February 28, 1998 and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of CoreFund Elite Cash Reserve in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen Select Money Market.

    The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest-The Pro Forma net asset values per share assume the issuance of Class IS and Class I shares of Evergreen Select Money Market which would have been issued at February 28, 1998 in connection with the proposed Reorganization. Shareholders of CoreFund Elite Cash Reserve Class C and Class Y would receive Class IS and Class I shares, respectively, of Evergreen Select Money Market based on conversion ratios determined on February 28, 1998. The conversion ratios are calculated by dividing the net asset value per share of CoreFund Elite Cash Reserve Class C and Class Y by the net asset value per share of Class IS and Class I, respectively, of Evergreen Select Money Market.

3. Pro Forma Operations- The Pro Forma Combining Statements of Operations assume similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The investment advisory and distribution fees have been charged to the combined Fund based on the fee schedule in effect for Evergreen Select Money Market at the combined level of average net assets the year ended February 28, 1998.

Evergreen Select Municipal Money Market Fund
Pro Forma Combining Financial Statements (Unaudited)
Portfolio of Investments (000's omitted)
February 28, 1998


                                                                    Select Municipal     CoreFunds Elite Tax        Proforma
                                                                      Money Market           Free Reserve           Combined
                                          Maturity Date  Coupon   Principal     Value    Principal     Value    Principal    Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Obligations - 100.4%
Alabama - 2.1%
Alabama State                                   10/1/98    5.50                              1,000     1,013        1,000    1,013
Alabama State                                   12/1/98    3.70                              3,200     3,200        3,200    3,200
Mobile, Alabama                                 6/25/98    3.60                              1,400     1,400        1,400    1,400
Mobile Alabama                                  7/14/98    3.50                              4,900     4,900        4,900    4,900
Montgomery, Alabama  TECP                       7/13/98    3.50                              3,000     3,000        3,000    3,000
Phoenix County IDB, Enviromental
 Improvement RB                                    VRDN    3.65   $ 1,500      $ 1,500                              1,500    1,500
                                                                              --------               -------               -------
                                                                                 1,500                13,513                15,013
                                                                              --------               -------               -------

Alaska - .6%
City Of Valdez Alaska                           3/10/98    3.80%                           $   800    $  800      $   800   $  800
City Of Valdez Alaska                            6/1/98    3.55                              1,500     1,500        1,500    1,500
Valdez, Alaska                                  5/20/98    3.60                              1,700     1,700        1,700    1,700
Valdez, Alaska                                  10/1/98    3.60                                500       500          500      500
                                                                                                     -------               -------
                                                                                                       4,500                 4,500
                                                                                                     -------               -------

Arizona - 1.2%
Arizona State                                    7/1/98    7.40                              2,100     2,124        2,100    2,124
Maricopa, Arizona RB                             5/1/98    3.60                              2,100     2,100        2,100    2,100
Tempe IDA, MFHRB                                10/7/98    3.50     4,200        4,200                              4,200    4,200
                                                                              --------               -------               -------
                                                                                 4,200                 4,224                 8,424
                                                                              --------               -------               -------
California - 1.9%
Los Angeles County California                   6/30/98    4.50                              5,000     5,010        5,000    5,010
Los Angeles, Department Of Water & Power         2/1/99    5.60     1,500        1,527                              1,500    1,527
Los Angeles Unified School District TRANS        7/1/98    4.50     3,000        3,007                              3,000    3,007
San Bernardino County TRANS                     6/30/98    4.50     4,000        4,008                              4,000    4,008
                                                                              --------               -------               -------
                                                                                 8,542                 5,010                13,552
                                                                              --------               -------               -------
Colorado - 2.3%
Arapahoe County E-470 Public Highway
 Authority Revenue                                 VRDN    3.51     4,495        4,495                              4,495    4,495
Colorado State General Fund TRANS               6/26/98    4.50     5,000        5,010                              5,000    5,010
Denver Colorado City And County Airport RB VRDN 10/1/98    3.25                                800       800          800      800
Denver Colorado City And County Airport RB      10/1/98    3.65     4,500        4,500                              4,500    4,500
Moffat County, Colorado                          7/1/98    3.60                              1,400     1,400        1,400    1,400
                                                                              --------               -------               -------
                                                                                14,005                 2,200                16,205
                                                                              --------               -------               -------
Delaware - .4%
Delaware Valley Regional Finance Authority      12/1/98    3.35                              3,000     3,000        3,000    3,000
                                                                                                     -------               -------
                                                                                                       3,000                 3,000
                                                                                                     -------               -------
Florida - 3.7%
Broward County, Florida                          2/1/99    3.40                              1,500     1,500        1,500    1,500
Broward County, Florida                          6/1/98    3.40                                600       600          600      600
Dade County GO                                   7/1/98    6.75     1,000        1,010                              1,000    1,010
Escambia County Housing Finance
 Authority, SFHRB                                  VRDN    3.61     1,880        1,880                              1,880    1,880
Florida State Division Bond Finance
 Department General Services RB                    VRDN    3.60     9,745        9,745                              9,745    9,745
Orlando TECP                                    7/17/98    3.60     2,600        2,600                              2,600    2,600
Sunshine State Florida                          3/27/98    3.75                              2,000     2,000        2,000    2,000
Tampa Occupational License                         VRDN    3.45     7,000        7,000                              7,000    7,000
                                                                              --------               -------               -------
                                                                                22,235                 4,100                26,335
                                                                              --------               -------               -------
Georgia - 4.9%
Eagle Tax Exempt Trust                             VRDN    3.51     3,100        3,100                              3,100    3,100
Fulton County Housing Authority, MFHR              VRDN    3.70     2,000        2,000                              2,000    2,000
Georgia Municipal Associates Pool Bond COP         VRDN    3.50     9,134        9,134                              9,134    9,134
Georgia State GO                                 1/1/99    3.55                              1,405     1,405        1,405    1,405
Georgia State GO                                 3/1/98    6.75     5,000        5,000                              5,000    5,000
Gwinnett County School District Construction
 Sales Tax Notes                               12/31/98    4.00    10,000       10,041                             10,000   10,041
Hapeville, Georgia                              11/1/98    3.65                                300       300          300      300
Meag Power Project 1 Series A                    4/1/98    3.60                              3,000     3,000        3,000    3,000
Municipal Electric Authority TECP                4/9/98    3.55     1,000        1,000                              1,000    1,000
                                                                              --------               -------               -------
                                                                                30,275                 4,705                34,980
                                                                              --------               -------               -------
Hawaii - 1.0%
Hawaii Department of Budget & Finance
 Special Purpose Revenue                           VRDN    3.61     2,395        2,395                              2,395    2,395
Hawaii State                                       VRDN    3.51     2,600        2,600                              2,600    2,600
Hawaii State, GO                                 2/1/99    4.40     2,000        2,016                              2,000    2,016
                                                                              --------                                     -------
                                                                                 7,011                                       7,011
                                                                              --------                                     -------
Illinois - 7.6%
Chicago Board Of Education Certificates            VRDN    3.50     5,985        5,985                              5,985    5,985
Chicago Wastewater Transmission RB                 VRDN    3.60     7,250        7,250                              7,250    7,250
Chicago, Illinois                                1/1/98    3.50                                800       800          800      800
City Of Glenview BAN                            12/1/98    5.50     5,160        5,209                              5,160    5,209
Illinois Health Facilities Authority MSTRB         VRDN    3.87     6,100        6,100                              6,100    6,100
Illinois Health Facilities Authority RB            VRDN    3.51     9,100        9,100                              9,100    9,100
Illinois State                                  11/1/98    3.60                                600       600          600      600
Illinois State                                   1/1/99    3.35                              1,400     1,400        1,400    1,400
Illinois State Tender Option Certificates          VRDN    3.50     7,440        7,440                              7,440    7,440
Illinois Student Assistance Commission,
 Student Loan Revenue                              VRDN    3.65     3,000        3,000                              3,000    3,000
Lombard MFHRB RB                                   VRDN    4.00     7,000        7,000                              7,000    7,000
Metropolitan Pier & Exposition Authority
 Dedicated State Tax Revenue                       VRDN    3.65     2,000        2,000                              2,000    2,000
O'Hare International Airport RB                    VRDN    3.61     5,150        5,150                              5,150    5,150
                                                                              --------               -------               -------
                                                                                58,234                 2,800                61,034
                                                                              --------               -------               -------
Indiana - 1.9%
Gary, Indiana                                   7/15/98    3.70                                700       700          700      700
Hammond, Indiana                                 2/1/98    3.60                              1,835     1,835        1,835    1,835
Mount Vernon, Indiana                           5/20/98    3.55                              2,000     2,000        2,000    2,000
Sullivan, Indiana TECP                          3/27/98    3.75                              2,100     2,100        2,100    2,100


Evergreen Select Municipal Money Market Fund
Pro Forma Combining Financial Statements (Unaudited)
Portfolio of Investments (000's omitted)
February 28, 1998

                                                                     Select Municipal   CoreFunds Elite Tax         Proforma
                                                                      Money Market          Free Reserve            Combined
                                          Maturity Date     Coupon  Principal   Value     Principal   Value    Principal    Value
---------------------------------------------------------------------------------------------------------------------------------
Sullivan, Indiana TECP                           4/9/98       3.70                          3,700      3,700      3,700     3,700
Sullivan, Indiana TECP                           4/7/98       3.75                          2,000      2,000      2,000     2,000
Sullivan, Indiana TECP                           5/8/98       3.35                          1,000      1,000      1,000     1,000
                                                                                                  ----------            ---------
                                                                                                      13,335               13,335
                                                                                                  ----------            ---------
Iowa - .1%
Des Moines, Iowa                                12/1/98       3.55                            585        585        585       585
                                                                                                  ----------            ---------
                                                                                                         585                  585
                                                                                                  ----------            ---------
Kansas - 1.1%
Burlington, Kansas                              5/13/98       3.55                          1,800      1,800      1,800     1,800
Johnson County Kansas School
 District No. 512                               10/1/98       5.85                          2,000      2,023      2,000     2,023
Kansas City, Kansas                              8/1/98       3.70                            100        100        100       100
Wichita Temporary Notes                         8/27/98       4.25     3,950     3,961                            3,950     3,961
                                                                             ----------           ----------            ---------
                                                                                 3,961                 3,923                7,884
                                                                             ----------           ----------            ---------
Kentucky - 3.6%
Clark County PCR                                   VRDN       3.70     2,500     2,500                            2,500     2,500
Kentucky Higher Education Student Loan Corp.,
 Insured Student Loan RB                         6/1/98       4.45     1,000     1,001                            1,000     1,001
Kentucky State Turnpike Authority Resources
 Recovery                                          VRDN       3.65    12,000    12,000                           12,000    12,000
Louisville & Jefferson County Regional
 Airport Authority BAN                             VRDN       3.55     5,000     5,000                            5,000     5,000
Mason County, Kentucky PCRB                    10/15/98       3.20                          3,400      3,400      3,400     3,400
Pendleton County, Kentucky                       3/9/98       3.85                          2,000      2,000      2,000     2,000
                                                                             ----------           ----------            ---------
                                                                                20,501                 5,400               25,901
                                                                             ----------           ----------            ---------
Lousiana - 1.5%
Jefferson Parish Lousiana Hospital
 Services District No. 001                       1/1/99       3.65                          4,625      4,625      4,625     4,625
Jefferson Parish, Louisiana                     12/1/98       3.60                          1,900      1,900      1,900     1,900
Lake Charles, Louisiana                         11/1/98       3.65                          2,100      2,100      2,100     2,100
Louisiana State                                 12/1/98       3.65                            600        600        600       600
Saint Charles Parish, Louisiana                 10/1/98       3.60                          1,400      1,400      1,400     1,400
                                                                                                  ----------            ---------
                                                                                                      10,625               10,625
                                                                                                  ----------            ---------
Maryland - 1.6%
Anne Arundel County Port Facilities TECP         6/9/98       3.45     2,000     2,000                            2,000     2,000
Maryland State Tender Option Certificates          VRDN       3.65     9,485     9,485                            9,485     9,485
                                                                             ----------                                 ---------
                                                                                11,485                                     11,485
                                                                             ----------                                 ---------
Massachusetts - 1.5%
Massachussetts State                             7/1/98       7.63                            950        980        950       980
Massachusetts State Health & Educational
 Facilities Authority MSTR                         VRDN       3.50     9,960     9,960                            9,960     9,960
                                                                             ----------           ----------            ---------
                                                                                 9,960                   980               10,940
                                                                             ----------           ----------            ---------
Michigan - 2.4%
Cornell Township, Michigan                      11/1/98       3.60                            100        100        100       100
Delta County, Michigan                          12/1/98       3.65                            600        600        600       600
Michigan State GO                               9/30/98       4.50     2,000     2,012      3,000      3,012      5,000     5,024
Michigan Storage                                 3/9/98       3.30                          3,500      3,500      3,500     3,500
Walled Lake Consolidated School
 District MSTR                                     VRDN       3.50     8,000     8,000                            8,000     8,000
                                                                             ----------           ----------            ---------
                                                                                10,012                 7,212               17,224
                                                                             ----------           ----------            ---------
Minnesota - .3%
Minnesota State                                  8/1/98       6.60                          2,000      2,022      2,000     2,022
                                                                                                  ----------            ---------
                                                                                                       2,022                2,022
                                                                                                  ----------            ---------
Mississippi - 1.2%
Claiborne County G2                              3/6/98       3.75                          1,400      1,400      1,400     1,400
Jackson County, Mississippi                      6/1/98       3.65                          2,130      2,130      2,130     2,130
Mississippi Business Finance Corp.
 Solid Waste Disposal Revenue                      VRDN       3.75     4,750     4,750                            4,750     4,750
                                                                             ----------           ----------            ---------
                                                                                 4,750                 3,530                8,280
                                                                             ----------           ----------            ---------
Missouri - 6.7%
Claiborne County, Missouri                      7/17/98       3.60                          6,500      6,500      6,500     6,500
Independence Missouri                           3/12/98       3.55                          2,900      2,900      2,900     2,900
Independence Water Utility Revenue                 VRDN       3.35     1,800     1,800                            1,800     1,800
Kansas City IDA RB                                 VRDN       3.85     4,000     4,000                            4,000     4,000
Missouri State                                   9/1/98       3.65                          1,600      1,600      1,600     1,600
Missouri State                                  12/1/98       3.90                          1,600      1,600      1,600     1,600
Missouri State Housing Developmemt
 Comm Mortgage Revenue                             VRDN       3.61     4,000     4,000                            4,000     4,000
St. Louis Airport MSTRB                            VRDN       3.70     8,645     8,645                            8,645     8,645
St. Louis County  MFHRB                            VRDN       3.61    13,060    13,060                           13,060    13,060
University Of Missouri Capital Project          6/30/98       3.75                          4,000      4,005      4,000     4,005
                                                                             ----------           ----------            ---------
                                                                                31,505                16,605               48,110
                                                                             ----------           ----------            ---------
Montana - .4%
Forsyth, Montana VRDN                            6/1/98       3.40                          2,000      2,000      2,000     2,000
Forsyth, Montana VRDN                            8/1/98       3.45                          1,000      1,000      1,000     1,000
                                                                                                  ----------            ---------
                                                                                                       3,000                3,000
                                                                                                  ----------            ---------
Nebraska - 1.1%
Lincoln Electric Systems RB                      9/1/98       4.50     1,340     1,347                            1,340     1,347
Lincoln Electric Systems Revenue TECP           5/11/98       3.45     1,600     1,600                            1,600     1,600
Nebraska Higher Education Loan Program             VRDN       3.61     5,245     5,245                            5,245     5,245
                                                                             ----------                                 ---------
                                                                                 8,192                                      8,192
                                                                             ----------                                 ---------
New Hampshire - 1.1%
New Hampshire State                              7/1/98       3.65                            600        600        600       600

Evergreen Select Municipal Money Market Fund
Pro Forma Combining Financial Statements (Unaudited)
Portfolio of Investments (000's omitted)
February 28, 1998

                                                                                                      Select Municipal
                                                                                                        Money Market
                                                                   Maturity Date       Coupon     Principal      Value
-------------------------------------------------------------------------------------------------------------------------
New Hampshire HFA SFHRB                                                   8/1/98         3.61           7,580       7,580
                                                                                                               ----------
                                                                                                                    7,580
                                                                                                               ----------
New Mexico - .3%
Albuquerque New Mexico Series A & B                                       7/1/98         4.60

Nevada - .57%
Clark County IDR                                                            VRDN         3.75           3,100       3,100
Nevada State GO, Series A                                                 5/1/98         9.70           1,000       1,010
                                                                                                               ----------
                                                                                                                    4,110
                                                                                                               ----------
New York - 7.4%
Erie County IDA Solid Waste Disposal Facilities RB                          VRDN         3.45           9,000       9,000
New York City, NY Municipal Security Trust Certificates                     VRDN         3.85           7,000       7,000
New York City, New York                                                  8/15/98         3.90
New York City, New York FRN                                                 VRDN         3.61           7,000       7,000
New York HFA RB                                                             VRDN         3.61           2,495       2,495
New York State Thruway Authority                                            VRDN         3.61           1,780       1,780
New York Municipal Waters                                                3/16/98         3.20
New York City, New York                                                     VRDN         3.90           2,000       2,000
New York State                                                            7/1/98         3.90
New York State Urban Development Corp.                                      VRDN         3.40           5,000       5,000
Onondaga County IDA Solid Waste Disposal Fac. RB                            VRDN         4.10           8,000       8,000
Suffolk County GO                                                         3/1/98         7.38           2,000       2,020
                                                                                                               ----------
                                                                                                                   44,295
                                                                                                               ----------
North Carolina - 2.4%
North Carolina VRDN                                                      10/1/98         3.70
North Carolina Medical Care Commission
 Hospital RB                                                                VRDN         3.40           8,600       8,600
Raleigh Durham, North Carolina                                           6/12/98         3.50
Raleigh Durham, North Carolina                                           11/1/98         3.65
                                                                                                               ----------
                                                                                                                    8,600
                                                                                                               ----------
Ohio - .6%
Evandale, Ohio                                                            9/1/98         3.15
Ohio State                                                               10/1/98         3.60
Ohio State                                                               12/1/98         3.90

Oregon - .2%
Port Of St. Helens Portland, Oregon                                       6/1/98         3.65

Pennsylvania - 9.5%
Allegheny County San Authority Sewer RB                                     VRDN         3.60          15,000      15,000
Allegheny County TECP                                                    6/12/98         3.40           2,000       2,000
Allegheny County, Pennsylvania                                            3/1/98         3.35
Beaver County, Pennsylvania                                               6/9/98         3.70
Beaver County Pennsylvania, VRDN                                          8/5/98         3.75
Beaver County, Pennsylvania                                               8/1/98         3.35
Beaver County, Pennsylvania                                               8/1/98         3.35
Delaware Valley, Pennsylvania                                             8/1/98         3.35
Lehigh County, Pennsylvania                                               6/1/98         3.65
Lehigh County, Pennsylvania                                              12/1/98         3.25
Montgomery County, Pennsylvania                                          6/24/98         3.50
Montgomery County, Pennsylvania                                          5/20/98         3.55
Montgomery County, Pennsylvania                                          7/22/98         3.45
Montgomery, Pennsylvania                                                  4/6/98         3.10
Pennsylvania Airport MSTR                                                   VRDN         3.56           5,000       5,000
Pennsylvania HFA RB                                                         VRDN         3.56           1,380       1,380
Pennsylvania State                                                       11/1/98         3.65
Philadelphia, Pennsylvania                                               5/18/98         4.75
Philadelphia School District 60                                             VRDN         3.51           5,230       5,230
Pittsburgh                                                                  VRDN         3.51           6,205       6,205
Upper Darby Pennsylvania School District                                 6/30/98         4.17
Washington County, Pennsylvania                                          11/1/98         3.45
                                                                                                               ----------
                                                                                                                   34,815
                                                                                                               ----------
South Carolina - .3%
Berkley County, South Carolina, VRDN                                      7/1/98         3.60

Tennessee - 3.2%
Johnson City MSTR                                                           VRDN         3.50           6,000       6,000
Metro Government of Nashville &  Davidson County RB                         VRDN         3.51           5,625       5,625
Sullivan County, Tennessee                                               10/1/98         3.70
Tennessee State                                                             VRDN         3.50           8,550       8,550
Tennessee State TECP                                                     7/15/98         3.45           3,000       3,000
                                                                                                               ----------
                                                                                                                   23,175
                                                                                                               ----------
Texas - 15.1%
Brazos River Authority PCRB                                                 VRDN         3.95           1,300       1,300
City Of Houston Water & Sewer TECP                                        4/9/98         3.45           5,000       5,000
Fort Worth TECP                                                          3/12/98         3.85           8,500       8,500
Glen Rose Texas Independent School District                              2/15/99         4.00
Grapevine, Texas                                                         12/1/98         3.70
Harris County Health Facility Services                                      VRDN         3.65           2,000       2,000
Houston Water & Sewer Systems MSTR                                          VRDN         3.60          11,445      11,445
Houston Water & Sewer Systems MSTR                                          VRDN         3.50           4,000       4,000
North Central Texas Health Facility                                      12/1/98         3.70
Nueces County, Texas                                                      7/1/98         3.60
Port Corpus Christi, Texas                                                6/1/98         3.60
San Antonio Electric & Gas RB                                               VRDN         3.55          12,000      12,000
San Antonio Electric & Gas TECP                                          8/10/98         3.45           5,000       5,000
Tarrant County Health Facilities Development Corp. Health System RB         VRDN         3.29           4,670       4,670
Tarrant County, Texas                                                     8/1/98         3.60
Texas Housing Agency MFHRB Series 97-5                                      VRDN         3.70           2,400       2,400
Texas Small Business IDA                                                  7/1/98         3.00
Texas State                                                               7/1/98         3.65
Texas State                                                              8/31/98         4.75


                                                                          CoreFunds Elite Tax          Proforma
                                                                             Free Reserve              Combined
                                                                         Principal       Value    Principal      Value
----------------------------------------------------------------------------------------------------------------------------
New Hampshire HFA SFHRB                                                                                 7,580          7,580
                                                                                      -----------                -----------
                                                                                              600                      8,180
                                                                                      -----------                -----------
New Mexico - .3%
Albuquerque New Mexico Series A & B                                            2,150        2,156       2,150          2,156
                                                                                      -----------                -----------
                                                                                            2,156                      2,156
                                                                                      -----------                -----------
Nevada - .57%
Clark County IDR                                                                                        3,100          3,100
Nevada State GO, Series A                                                                               1,000          1,010
                                                                                                                 -----------
                                                                                                                       4,110
                                                                                                                 -----------

New York - 7.4%
Erie County IDA Solid Waste Disposal Facilities RB                                                      9,000          9,000
New York City, NY Municipal Security Trust Certificates                                                 7,000          7,000
New York City, New York                                                          800          800         800            800
New York City, New York, FRN                                                                            7,000          7,000
New York HFA RB                                                                                         2,495          2,495
New York State Thruway Authority                                                                        1,780          1,780
New York Municipal Waters                                                      1,500        1,500       1,500          1,500
New York City, New York                                                                                 2,000          2,000
New York State                                                                   600          600         600            600
New York State Urban Development Corp.                                                                  5,000          5,000
Onondaga County IDA Solid Waste Disposal Fac. RB                                                        8,000          8,000
Suffolk County GO                                                                                       2,000          2,020
                                                                                      -----------                -----------
                                                                                            2,900                     47,195
                                                                                      -----------                -----------
North Carolina - 2.4%
North Carolina VRDN                                                            5,100        5,100       5,100          5,100
North Carolina Medical Care Commission
 Hospital RB                                                                                            8,600          8,600
Raleigh Durham, North Carolina                                                 1,550        1,550       1,550          1,550
Raleigh Durham, North Carolina                                                 2,100        2,100       2,100          2,100
                                                                                      -----------                -----------
                                                                                            8,750                     17,350
                                                                                      -----------                -----------
Ohio - .6%
Evandale, Ohio                                                                 1,600        1,600       1,600          1,600
Ohio State                                                                       600          600         600            600
Ohio State                                                                     2,100        2,100       2,100          2,100
                                                                                      -----------                -----------
                                                                                            4,300                      4,300
                                                                                      -----------                -----------
Oregon - .2%
Port Of St. Helens Portland, Oregon                                            1,400        1,400       1,400          1,400
                                                                                      -----------                -----------
                                                                                            1,400                      1,400
                                                                                      -----------                -----------
Pennsylvania - 9.5%
Allegheny County San Authority Sewer RB                                                                15,000         15,000
Allegheny County TECP                                                                                   2,000          2,000
Allegheny County, Pennsylvania                                                 4,920        4,920       4,920          4,920
Beaver County, Pennsylvania                                                    4,000        4,000       4,000          4,000
Beaver County Pennsylvania VRDN                                                1,700        1,700       1,700          1,700
Beaver County, Pennsylvania                                                    1,100        1,100       1,100          1,100
Beaver County, Pennsylvania                                                    1,000        1,000       1,000          1,000
Delaware Valley, Pennsylvania                                                  1,300        1,300       1,300          1,300
Lehigh County, Pennsylvania                                                      300          300         300            300
Lehigh County, Pennsylvania                                                      500          500         500            500
Montgomery County, Pennsylvania                                                3,100        3,100       3,100          3,100
Montgomery County, Pennsylvania                                                4,000        4,000       4,000          4,000
Montgomery County, Pennsylvania                                                2,500        2,500       2,500          2,500
Montgomery, Pennsylvania                                                       2,500        2,500       2,500          2,500
Pennsylvania Airport MSTR                                                                               5,000          5,000
Pennsylvania HFA RB                                                                                     1,380          1,380
Pennsylvania State                                                               800          800         800            800
Philadelphia, Pennsylvania                                                     1,000        1,002       1,000          1,002
Philadelphia School District 60                                                                         5,230          5,230
Pittsburgh                                                                                              6,205          6,205
Upper Darby Pennsylvania School District                                       2,256        2,257       2,256          2,257
Washington County, Pennsylvania                                                2,500        2,500       2,500          2,500
                                                                                      -----------                -----------
                                                                                           33,479                     68,294
                                                                                      -----------                -----------
South Carolina - .3%
Berkley County, South Carolina VRDN                                            1,900        1,900       1,900          1,900
                                                                                      -----------                -----------
                                                                                            1,900                      1,900
                                                                                      -----------                -----------
Tennessee - 3.2%
Johnson City MSTR                                                                                       6,000          6,000
Metro Government of Nashville &  Davidson County RB                                                     5,625          5,625
Sullivan County, Tennessee                                                       100          100         100            100
Tennessee State                                                                                         8,550          8,550
Tennessee State TECP                                                                                    3,000          3,000
                                                                                      -----------                -----------
                                                                                              100                     23,275
                                                                                      -----------                -----------
Texas - 15.1%
Brazos River Authority PCRB                                                                             1,300          1,300
City Of Houston Water & Sewer TECP                                                                      5,000          5,000
Fort Worth TECP                                                                                         8,500          8,500
Glen Rose Texas Independent School District                                    1,000        1,004       1,000          1,004
Grapevine, Texas                                                               4,050        4,050       4,050          4,050
Harris County Health Facility Services                                                                  2,000          2,000
Houston Water & Sewer Systems MSTR                                                                     11,445         11,445
Houston Water & Sewer Systems MSTR                                                                      4,000          4,000
North Central Texas Health Facility                                              195          195         195            195
Nueces County, Texas                                                             600          600         600            600
Port Corpus Christi, Texas                                                     2,000        2,000       2,000          2,000
San Antonio Electric & Gas RB                                                                          12,000         12,000
San Antonio Electric & Gas TECP                                                                         5,000          5,000
Tarrant County Health Facilities Development Corp. Health System RB                                     4,670          4,670
Tarrant County, Texas                                                          1,034        1,034       1,034          1,034
Texas Housing Agency MFHRB Series 97-5                                                                  2,400          2,400
Texas Small Business IDA                                                       1,300        1,300       1,300          1,300
Texas State                                                                      500          500         500            500
Texas State                                                                    7,000        7,036       7,000          7,036

Evergreen Select Municipal Money Market Fund
Pro Forma Combining Financial Statements (Unaudited)
Portfolio of Investments (000's omitted)
February 28, 1998

                                                                                      Select Municipal
                                                                                        Money Market
                                                   Maturity Date       Coupon      Principal       Value
------------------------------------------------------------------------------------------------------------
Texas State                                                 VRDN         3.48          12,205        12,205
Texas State TRANS                                        8/31/98         4.75          22,500        22,612
                                                                                              --------------
                                                                                                     91,132
                                                                                              --------------
Utah - 1.0%
Intermountain Power Agency Utah                           7/1/98         3.75
Intermountain Power Agency Utah                           4/6/98         3.60
Utah State Board Regents                                  8/1/98         4.75

Virginia - 1.4%
Peninsula Ports Authority, Virginia                       7/1/98         3.65
Peninsula Port Authority, Virginia                        7/1/98         3.60
Portsmouth Virginia Housing Development                  11/1/98         3.40
Virginia State Housing                                   6/10/98         3.80

Vermont - .2%
Vermont State                                             1/1/99         3.65

Wisconsin - 2.6%
Reedsburg School District BAN                            12/1/98         3.90           3,845         3,850
Wisconsin Health And Educational Facilities              8/15/98         8.20
Wisconsin Housing Economic Development Authority
 Home Ownership Revenue                                     VRDN         3.80           8,250         8,250
Wisconsin Public Power Inc. Systems MSTR                    VRDN         3.50           5,800         5,800
                                                                                              --------------
                                                                                                     17,900
                                                                                              --------------
West Virginia - .2%
Putnam County, West Virginia Realty                      10/1/98         3.60

Wyoming - 1.5%
Converse County Wyoming                                  5/14/98         3.50
Gillette County Wyoming                                   4/7/98         3.55
Lincoln County, Wyoming                                  11/1/98         3.65
Lincoln County, Wyoming                                   8/1/98         3.60
Platte County, Wyoming                                    7/1/98         3.90

Other - 4.3%
Puttable Floating Option Tax Exempt Receipts                VRDN         3.49          17,800        17,800
Puttable Floating Option Tax Exempt Receipts                VRDN         4.05          10,000        10,000
Puttable Floating Option Tax Exempt Receipts              8/6/98         4.08           1,990         1,990
                                                                                              --------------
                                                                                                     29,790
                                                                                              --------------

                                                                                              --------------
Total Municipal Obligations (Cost $723,181)                                                         507,765
                                                                                              ==============

Mutual Fund Shares - .12% (Cost $900)
                                                                                              --------------
Federated Municipal Obligation Fund                                                       900           900
                                                                                              --------------

Total Investments (Cost $724,081)                                                                   508,665
Other Assets and Liabilities                                                                         (4,898)
                                                                                              --------------
Total Net Assets                                                                                    503,767
                                                                                              ==============


                                                        CoreFunds Elite Tax                  Proforma
                                                            Free Reserve                     Combined
                                                       Principal        Value       Principal         Value
--------------------------------------------------------------------------------------------------------------
Texas State                                                                            12,205          12,205
Texas State TRANS                                                                      22,500          22,612
                                                                   -------------              ----------------
                                                                         17,719                       108,851
                                                                   -------------              ----------------
Utah - 1.0%
Intermountain Power Agency Utah                            3,000          3,000         3,000           3,000
Intermountain Power Agency Utah                            3,000          3,000         3,000           3,000
Utah State Board Regents                                   1,155          1,159         1,155           1,159
                                                                   -------------              ----------------
                                                                          7,159                         7,159
                                                                   -------------              ----------------
Virginia - 1.4%
Peninsula Ports Authority, Virginia                        3,800          3,800         3,800           3,800
Peninsula Port Authority, Virginia                           905            905           905             905
Portsmouth Virginia Housing Development                    2,000          2,000         2,000           2,000
Virginia State Housing                                     3,000          3,000         3,000           3,000
                                                                   -------------              ----------------
                                                                          9,705                         9,705
                                                                   -------------              ----------------
Vermont - .2%
Vermont State                                              1,140          1,140         1,140           1,140
                                                                   -------------              ----------------
                                                                          1,140                         1,140
                                                                   -------------              ----------------
Wisconsin - 2.6%
Reedsburg School District BAN                                                           3,845           3,850
Wisconsin Health And Educational Facilities                1,000          1,039         1,000           1,039
Wisconsin Housing Economic Development Authority
 Home Ownership Revenue                                                                 8,250           8,250
Wisconsin Public Power Inc. Systems MSTR                                                5,800           5,800
                                                                   -------------              ----------------
                                                                          1,039                        18,939
                                                                   -------------              ----------------
West Virginia - .2%
Putnam County, West Virginia Realty                        1,300          1,300         1,300           1,300
                                                                   -------------              ----------------
                                                                          1,300                         1,300
                                                                   -------------              ----------------
Wyoming - 1.5%
Converse County Wyoming                                    2,800          2,800         2,800           2,800
Gillette County Wyoming                                    1,200          1,200         1,200           1,200
Lincoln County, Wyoming                                    3,800          3,800         3,800           3,800
Lincoln County, Wyoming                                    1,100          1,100         1,100           1,100
Platte County, Wyoming                                     1,600          1,600         1,600           1,600
                                                                   -------------              ----------------
                                                                         10,500                        10,500
                                                                   -------------              ----------------
Other - 4.3%
Puttable Floating Option Tax Exempt Receipts                                           17,800          17,800
Puttable Floating Option Tax Exempt Receipts                                           10,000          10,000
Puttable Floating Option Tax Exempt Receipts                                            1,990           1,990
                                                                                              ----------------
                                                                                                       29,790
                                                                                              ----------------

                                                                   -------------              ----------------
Total Municipal Obligations (Cost $723,181)                             215,416                       723,181
                                                                   =============              ================

Mutual Fund Shares - .12% (Cost $900)
                                                                                              ----------------
Federated Municipal Obligation Fund                                                       900             900
                                                                                              ----------------

Total Investments (Cost $724,081)                                       215,416                       724,081
Other Assets and Liabilities                                              1,055                        (3,843)
                                                                   -------------              ----------------
Total Net Assets                                                        216,471                       720,238
                                                                   =============              ================

Evergreen Select Municipal Money Market Fund Pro Forma
Schedule of Investments
    2/28/98

Legend of Abbreviations:

BAN        Bond Anticipation Note
COP        Certificate of Participation
GO         General Obligations
HFA        Housing Finance Authority
IDA        Industrial Development Authority
IDB        Industrial Development Bond
IDR        Industrial Development Revenue
MFHRB      Multifamily Housing Revenue Bond
MSTR       Municipal Securities Trust Receipt
PCRB       Pollution Control Revenue Bond
RB         Revenue Bonds
SFHRB      Single Family Housing Revenue Bond
TECP       Tax Exempt Commercial Paper
TRANS      Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Note


Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1998.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.



See Notes to Pro Forma Combining Financial Statements.

Evergreen Select Municipal Money Market Fund
Pro Forma Combining Financial Statements (unaudited)
Statement of Assets and Liabilities (000's)
February 28, 1998

                                                                                       CoreFunds
                                                               Select Municipal        Elite Tax                       Pro Forma
                                                                 Money Market         Free Reserve     Adjustments      Combined
                                                             -------------------------------------------------------  -------------
Assets:
Investments at value (cost $724,081)                                     $508,665           $215,416                       $724,081
Cash                                                                            9                240                            249
Interest receivable                                                         4,368              1,380                          5,748
Unamortized organization expense                                               10                  0                             10
Prepaid expenses                                                               40                  0                             40
                                                             -------------------------------------------------------  -------------
Total Assets                                                              513,092            217,036                        730,128

Liabilities:
Payable for investments purchased                                           8,098                  0                          8,098
Dividends payable                                                           1,121                519                          1,640
Distribution fee payable                                                       21                  0                             21
Due to related parties                                                         19                  0                             19
Accrued Trustees' Fees and Expenses                                            11                  0                             11
Accrued expenses                                                               55                 46                            101
                                                             -------------------------------------------------------  -------------
Total Liabilities                                                           9,325                565                          9,890

Net Assets                                                               $503,767           $216,471                       $720,238
                                                             =======================================================  =============


Net assets are comprised of:
Paid-in capital                                                          $503,800           $216,505                       $720,305
Accumulated distributions in excess of investment income                        0                  0                              0
Accumulated net realized loss on investments                                  (33)               (34)                           (67)
                                                             -------------------------------------------------------  -------------
Net Assets                                                               $503,767           $216,471                       $720,238
                                                             =======================================================  =============

Class IS Shares
Net Assets                                                                $61,778             $1,031                        $62,809
Shares of Beneficial Interest Outstanding                                  61,781              1,031                         62,812
Net Asset Value                                                             $1.00              $1.00                          $1.00

Class I Shares
Net Assets                                                               $441,988           $215,440                       $657,428
Shares of Beneficial Interest Outstanding                                 442,018            215,474                        657,492
Net Asset Value                                                             $1.00              $1.00                          $1.00


See Notes to Pro Forma Combining Financial Statements.

Evergreen Select Municipal Money Market Fund
Pro Forma Combining Financial Statements (unaudited)
Statement of Operations (000's)
Year ended February 28, 1998

                                                                                        CoreFunds
                                                                    Select Municipal  Elite Tax Free               Pro Forma
                                                                      Money Market        Reserve     Adjustment    Combined
                                                                    ---------------------------------------------  -----------
Investment Income:
Interest income                                                            $12,155        $6,252                     $18,407

Expenses:
Advisory fee                                                                   490           194         (48) (a)        636
Administrative services fees                                                   110           427        (395) (d)        142
Distribution fee                                                                62             1           0              63
Transfer agent fee                                                               7             7          (7) (b)          7
Custodian fee                                                                   87             0          25  (a)        112
Registration and filing fees                                                    87            23         (23) (c)         87
Professional fees                                                               28             0           3  (a)         31
Trustees' fees and expenses                                                     14             4           0              18
Taxes                                                                            0             7          (7) (c)          0
Miscellaneous                                                                   12            21         (18) (a)         15
                                                                     ------------------- ------------------------------------
Total Expenses                                                                 897           684        (470)          1,111
Less:  Fee waivers and/or reimbursements                                      (515)         (369)        250  (a)       (634)
                                                                     ------------------- ------------------------------------
Net expenses                                                                   382           315        (220)            477
                                                                     ------------------- ------------------------------------

Net investment income                                                       11,773         5,937         220          17,930

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments                                        (22)           (4)                        (26)
                                                                     ------------------- ------------------------------------
Net realized and unrealized loss on investments                                (22)           (4)          0             (26)

Net increase in net assets resulting from operations                       $11,751        $5,933       ($220)        $17,904
                                                                     =================== ====================================

(a) Reflects an increase or decrease based on the surviving fund's fee schedule.
(b) Reflects a decrease due to the surviving fund's less costly transfer agent contract.
(c) Reflects expected cost savings when the funds are combined.
(d) Reflects expected cost savings due to elimination of some out of pocket costs.



See Notes to Pro Forma Combining Financial Statements.

Evergreen Select Municipal Money Market Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)
February 28, 1998

1. Basis of Combination -- The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments, and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements") reflect the accounts of Evergreen Select Municipal Money Market Fund ("Evergreen") and CoreFund Elite Tax-Free Reserve Fund ("CoreFund") at February 28, 1998, for the period then ended.

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of CoreFund. The Reorganization provides for the acquisition of all assets and assumed liabilities of CoreFund by Evergreen, in exchange for Institutional Services and Institutional shares of Evergreen. Thereafter, there will be a distribution of Institutional Services and Institutional shares of Evergreen to the respective shareholders of CoreFund Class C and Class Y in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of CoreFund Class C and Class Y will become the owners of that number of full and fractional Institutional Services and Institutional shares of Evergreen having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund as of the close of business immediately prior to the date that CoreFund assets are exchanged for Institutional Services and Institutional shares of Evergreen.

     The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented.

     The information contained herein is based on the experience of each Fund for the period ended February 28, 1998 and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of CoreFund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of Evergreen.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest -- The pro forma net asset values per share assume the issuance of Institutional Services and Institutional shares of Evergreen which would have been issued at February 28, 1998 in connection with the proposed Reorganization. Shareholders of CoreFund would receive Institutional Services and Institutional shares of Evergreen based on conversion ratios determined on February 28, 1998. The conversion ratios are calculated by dividing the net asset value per share of CoreFund by the net asset value per share of the respective class of Evergreen.

3. Pro Forma Operations -- The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The investment advisory and distribution fees have been charged to the combined Fund based on the fee schedule in effect for Evergreen at the combined level of average net assets for the period ended February 28, 1998.

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.          Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Select Money Market Trust's Registration Statement on Form N-1A filed on October 6, 1997 - Registration No. 333-37227 ("Form N-1A Registration Statement")

2. Bylaws. Incorporated by reference to the Form N-1A Registration Statement.

3. Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Evergreen Select Money Market Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII and By-Laws Articles II., III. and VIII.

6(a). Form of Investment Advisory Agreement between First Union National Bank and Evergreen Select Money Market Trust. Incorporated by reference to the Form N-1A Registration Statement.

6(b).           Form of Interim Investment Advisory Agreement.  Exhibit B to
Prospectus contained in Part A of this Registration Statement.

7(a).           Form of Distribution Agreement between Evergreen Distributor,
Inc. and Evergreen Select Money Market Trust. Incorporated by reference to the Form N-1A Registration Statement.

7(b). Form of Dealer Agreement for the Institutional Class and Institutional Service Class shares used by Evergreen Distributor, Inc. Incorporated by reference to the Form N-1A Registration Statement.

8. Form of Deferred Compensation Plan. Incorporated by reference to the Form N-1A Registration Statement.

9. Form of Custody Agreement between State Street Bank and Trust Company and Evergreen Select Money Market Trust. Incorporated by reference to Form N-1A Registration Statement.

10. Form of Rule 12b-1 Distribution Plan. Incorporated by reference to the Form N-1A Registration Statement.


11. Opinion and consent of Sullivan & Worcester LLP. *

12. Tax opinion and consent of Sullivan & Worcester LLP. *

13. Not applicable.


14(a).          Consent of Price Waterhouse LLP. *

14(b).          Consent of Ernst & Young LLP. *


15. Not applicable.


16.             Powers of Attorney. *

17.             Form of Proxy Card. *

*        Previously filed.


Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3)      Not Applicable.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Columbus and State of Ohio, on the 2nd day of June, 1998.


                                    EVERGREEN SELECT MONEY MARKET TRUST
                                    By:      /s/ William J. Tomko
                                             -----------------------
                                             Name:  William J. Tomko
                                             Title: President


         As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 2nd day of June, 1998.


Signatures                                                    Title
----------                                                    -----

/s/William J. Tomko                                           President and
-------------------                                           Treasurer
William J. Tomko

/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.

/s/Gerald M. McDonnell*                                       Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/William J. Tomko
                  -------------------
                  Attorney-in-Fact

         William J. Tomko, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.

                                INDEX TO EXHIBITS

N-14
EXHIBIT NO.

11                Opinion and Consent of Sullivan & Worcester LLP*
12(a)             Tax Opinion and Consent of Sullivan & Worcester LLP*
12(b)             Tax Opinion and Consent of Sullivan & Worcester LLP*
12(c)             Tax Opinion and Consent of Sullivan & Worcester LLP*
14(a)             Consent of Price Waterhouse LLP*
14(b)             Consent of Ernst & Young LLP*
16                Powers of Attorney*
17                Form of Proxy*
--------------------


*  Previously filed.